UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 – October 31, 2018

Item 1: Reports to Shareholders

Annual Report | October 31, 2018

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	4
European Stock Index Fund.	6
Pacific Stock Index Fund.	30
Your Fund’s After-Tax Returns.	55
About Your Fund’s Expenses.	56
Glossary.	58

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• Global stocks rallied early in the 12 months ended October 31, 2018, but fell back amid trade tensions and tightening monetary policy. A rising U.S. dollar hurt international equities, especially in emerging markets.

• For the fiscal year, Vanguard European Stock Index Fund returned –8.53% and Vanguard Pacific Stock Index Fund returned –7.53%. (All returns are for Investor Shares.) Both funds’ returns trailed their benchmark indexes, in part because of fair-value pricing adjustments (see the Glossary). They exceeded the average returns of their peer groups.

• The European fund had negative returns in all markets except Norway. The three largest—the U.K., France, and Germany—detracted most. The Pacific fund’s allocations to South Korea and Japan bit most into relative returns. Only New Zealand was positive.

• Please note that shortly after the close of the period, Vanguard lowered the investment minimum for your fund’s Admiral Shares from $10,000 to $3,000.

Total Returns: Fiscal Year Ended October 31, 2018
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	-8.53%
FTSE Europe ETF Shares
Market Price	-8.66
Net Asset Value	-8.44
Admiral™ Shares	-8.43
Institutional Shares	-8.42
Institutional Plus Shares	-8.36
FTSE Developed Europe All Cap Index	-8.13
European Region Funds Average	-9.38
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard Pacific Stock Index Fund
Investor Shares	-7.53%
FTSE Pacific ETF Shares
Market Price	-7.60
Net Asset Value	-7.34
Admiral Shares	-7.36
Institutional Shares	-7.37
FTSE Developed Asia Pacific All Cap Index	-6.80
Japan/Pacific Region Funds Average	-7.86

Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Ten Years Ended October 31, 2018
Average
Annual Return
European Stock Index Fund Investor Shares	6.68%
Spliced European Stock Index	6.79
European Region Funds Average	7.26
For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Pacific Stock Index Fund Investor Shares	7.28%
Spliced Pacific Stock Index	7.68
Japan/Pacific Region Funds Average	7.71
For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

2

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
European Stock Index
Fund	0.26%	0.10%	0.10%	0.08%	0.07%	1.43%
Pacific Stock Index Fund	0.26	0.10	0.10	0.08	—	1.02

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the funds’ expense ratios were: for the European Stock Index Fund, 0.23% for Investor Shares, 0.09% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.23% for Investor Shares, 0.09% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer groups: For the European Stock Index Fund, European Region Funds; and for the Pacific Stock Index Fund, Japan/Pacific Region Funds.

3

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

4

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Mortimer J. Buckley

President and Chief Executive Officer

November 16, 2018

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	6.98%	11.31%	11.05%
Russell 2000 Index (Small-caps)	1.85	10.68	8.01
Russell 3000 Index (Broad U.S. market)	6.60	11.27	10.81
FTSE All-World ex US Index (International)	-7.99	4.57	2.01

Bonds
Bloomberg Barclays U. S. Aggregate Bond Index
(Broad taxable market)	-2.05%	1.04%	1.83%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.51	1.90	3.25
FTSE Three-Month U.S. Treasury Bill Index	1.67	0.86	0.52

CPI
Consumer Price Index	2.52%	2.07%	1.60%

5

European Stock Index Fund

Fund Profile
As of October 31, 2018

Share-Class Characteristics
	Investor	FTSE Europe	Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEURX	VGK	VEUSX	VESIX	VEUPX
Expense Ratio[1]	0.26%	0.10%	0.10%	0.08%	0.07%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap ex
		Cap	US
	Fund	Index	Index
Number of Stocks	1,351	1,333	6,000
Median Market Cap	$35.0B	$35.0B	$24.6B
Price/Earnings Ratio	13.6x	13.6x	12.7x
Price/Book Ratio	1.7x	1.7x	1.5x
Return on Equity	12.4%	12.5%	12.3%
Earnings Growth Rate	5.4%	5.3%	9.1%
Dividend Yield	3.6%	3.6%	3.2%
Turnover Rate	6%	—	—
Short-Term Reserves	-0.5%	—	—

Sector Diversification (% of equity exposure)

Fund
Basic Materials	6.6%
Consumer Goods	17.5
Consumer Services	6.7
Financials	21.7
Health Care	13.1
Industrials	14.6
Oil & Gas	8.2
Technology	4.9
Telecommunications	3.1
Utilities	3.6

Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
	FTSE
	Developed	FTSE Global
	Europe All Cap	All Cap ex US
	Index	Index
R-Squared	0.99	0.88
Beta	0.98	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Royal Dutch Shell plc	Integrated Oil & Gas	2.8%
Nestle SA	Food Products	2.7
Novartis AG	Pharmaceuticals	2.0
Roche Holding AG	Pharmaceuticals	1.8
HSBC Holdings plc	Banks	1.7
TOTAL SA	Integrated Oil & Gas	1.6
BP plc	Integrated Oil & Gas	1.5
Unilever	Personal Products	1.4
SAP SE	Software	1.1
British American
Tobacco plc	Tobacco	1.0
Top Ten		17.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.23% for Investor Shares, 0.09% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares.

6

European Stock Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Developed FTSE Global
		Europe All	All Cap ex
		Cap	US
	Fund	Index	Index
Europe
United Kingdom	28.7%	28.8%	12.3%
France	15.6	15.6	6.7
Germany	14.1	14.0	6.0
Switzerland	13.0	13.0	5.6
Netherlands	5.3	5.3	2.3
Sweden	4.9	4.9	2.1
Spain	4.7	4.7	2.0
Italy	4.0	4.0	1.7
Denmark	2.6	2.6	1.1
Finland	1.9	1.9	0.8
Belgium	1.7	1.7	0.7
Norway	1.5	1.6	0.7
Other	2.0	1.9	0.8
Subtotal	100.0%	100.0%	42.8%
Pacific	0.0%	0.0%	29.7%
Emerging Markets	0.0%	0.0%	20.4%
North America	0.0%	0.0%	6.7%
Middle East	0.0%	0.0%	0.4%

7

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2008, Through October 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Investor
Shares	-8.53%	1.46%	6.68%	$19,094

Spliced European Stock Index	-8.13	1.63	6.79	19,297

FTSE European Global Region All Cap Funds ex US Average Index	-8.29 -9.38	2.04 1.53	7.62 7.26	20,842 20,154

For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Europe ETF Shares Net Asset Value	-8.44%	1.61%	6.83%	$19,360
Spliced European Stock Index	-8.13	1.63	6.79	19,297
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	20,842

See Financial Highlights for dividend and capital gains information.

8

European Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Admiral Shares	-8.43%	1.60%	6.82%	$19,347
Spliced European Stock Index	-8.13	1.63	6.79	19,297
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	20,842

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
European Stock Index Fund Institutional
Shares	-8.42%	1.63%	6.86%	$9,706,145
Spliced European Stock Index	-8.13	1.63	6.79	9,648,505
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	10,421,112

			Since	Final Value
	One		Inception	of a $100,000,000
	Year		(12/5/2014)	Investment
European Stock Index Fund Institutional Plus
Shares	-8.36%		1.72%	$106,899,675
Spliced European Stock Index	-8.13		1.74	106,968,214
FTSE Global All Cap ex US Index	-8.29		2.57	110,419,514

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: October 31, 2008, Through October 31, 2018
	One	Five	Ten
	Year	Years	Years
FTSE Europe ETF Shares Market Price	-8.66%	7.84%	91.01%
FTSE Europe ETF Shares Net Asset Value	-8.44	8.30	93.60
Spliced European Stock Index	-8.13	8.43	92.97

9

European Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2008, Through October 31, 2018

European Stock Index Fund Investor Shares Spliced European Stock Index

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	-0.26%	3.98%	4.95%
FTSE Europe ETF Shares	3/4/2005
Market Price		-0.35	4.07	4.97
Net Asset Value		-0.16	4.14	5.10
Admiral Shares	8/13/2001	-0.12	4.13	5.10
Institutional Shares	5/15/2000	-0.09	4.16	5.14
Institutional Plus Shares	12/5/2014	-0.05	—	3.98[1]
1 Return since inception.

10

European Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
§,1Austria †		110,746	0.5%

Belgium
Anheuser-Busch InBev SA/NV	1,618,258	119,689	0.6%
Belgium—Other †		224,104	1.1%
		343,793	1.7%
Denmark
Novo Nordisk A/S Class B	3,619,182	156,300	0.8%
1 Denmark—Other †		365,237	1.8%
		521,537	2.6%

Finland †		376,296	1.9%

France
TOTAL SA	5,355,845	314,258	1.6%
Sanofi	2,310,015	206,425	1.0%
LVMH Moet Hennessy Louis Vuitton SE	529,168	160,553	0.8%
Airbus SE	1,170,963	129,409	0.6%
BNP Paribas SA	2,302,334	119,985	0.6%
AXA SA	4,106,281	102,767	0.5%
Safran SA	705,170	91,128	0.5%
Danone SA	1,272,202	90,089	0.4%
Vinci SA	989,052	88,026	0.4%
1 France—Other †		1,835,468	9.1%
		3,138,108	15.5%
Germany
SAP SE	2,064,272	221,030	1.1%
Allianz SE	910,634	189,704	0.9%
Siemens AG	1,635,055	187,945	0.9%

11

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Bayer AG	1,988,818	152,449	0.8%
	BASF SE	1,950,834	149,705	0.7%
	Deutsche Telekom AG	6,876,764	112,791	0.6%
	Daimler AG	1,832,318	108,541	0.5%
	adidas AG	420,537	98,896	0.5%
*,1	Siemens Healthineers AG	276,432	11,441	0.1%
§,1	Germany—Other †		1,577,068	7.8%
			2,809,570	13.9%

§Ireland †			91,484	0.4%

Italy
	Eni SPA	5,326,060	94,590	0.5%
	Enel SPA	16,545,882	81,126	0.4%
§,1	Italy—Other †		627,977	3.1%
			803,693	4.0%
Netherlands
	Unilever NV	3,224,161	173,251	0.8%
	ASML Holding NV	865,661	149,106	0.7%
	ING Groep NV	8,290,615	98,087	0.5%
1	Netherlands—Other †		643,325	3.2%
			1,063,769	5.2%

[1]Norway †			310,211	1.5%

[1]Poland †			127,923	0.6%

Portugal †			64,038	0.3%

Spain
	Banco Santander SA	34,250,745	162,965	0.8%
*	Iberdrola SA	12,769,216	90,353	0.5%
*	Siemens Gamesa Renewable Energy SA	476,783	5,280	0.0%
1	Spain—Other †		684,865	3.4%
			943,463	4.7%

[1]Sweden †			993,636	4.9%

Switzerland
	Nestle SA	6,417,582	541,792	2.7%
	Novartis AG	4,638,348	406,191	2.0%
	Roche Holding AG	1,503,522	365,901	1.8%
	UBS Group AG	7,520,931	105,121	0.5%
	Zurich Insurance Group AG	319,738	99,273	0.5%
	Cie Financiere Richemont SA	1,084,985	79,302	0.4%
	Roche Holding AG (Bearer)	32,760	7,976	0.0%
1	Switzerland—Other †		1,006,928	5.0%
			2,612,484	12.9%
United Kingdom
	HSBC Holdings plc	42,823,426	352,420	1.7%
	BP plc	41,628,655	300,714	1.5%
	Royal Dutch Shell plc Class A	8,455,414	269,374	1.3%
	Royal Dutch Shell plc Class B	8,003,003	261,001	1.3%

12

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
AstraZeneca plc		2,700,348	206,549	1.0%
British American Tobacco plc		4,702,975	203,875	1.0%
GlaxoSmithKline plc		10,382,526	201,086	1.0%
Diageo plc		5,144,797	177,863	0.9%
Unilever plc		2,371,521	125,619	0.6%
Rio Tinto plc		2,454,264	119,156	0.6%
Shire plc		1,909,425	115,236	0.6%
Lloyds Banking Group plc		152,882,189	111,564	0.6%
Prudential plc		5,517,525	110,481	0.6%
Reckitt Benckiser Group plc		1,333,648	107,844	0.5%
Vodafone Group plc		56,885,909	106,976	0.5%
Glencore plc		24,885,335	101,275	0.5%
BHP Billiton plc		4,432,082	88,414	0.4%
Barclays plc		36,293,802	79,966	0.4%
Royal Dutch Shell plc Class A (Amsterdam Shares)		1,337,244	42,473	0.2%
British American Tobacco plc ADR		161,443	7,007	0.0%
§,1 United Kingdom—Other †			2,693,921	13.3%
			5,782,814	28.5%
Total Common Stocks (Cost $25,248,632)			20,093,565	99.1%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.308%	1,901,689	190,169	0.9%

5U. S. Government and Agency Obligations †			9,983	0.1%
Total Temporary Cash Investments (Cost $200,195)			200,152	1.0%[2]
[6]Total Investments (Cost $25,448,827)			20,293,717	100.1%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,144
Receivables for Investment Securities Sold			32,886
Receivables for Accrued Income			96,992
Receivables for Capital Shares Issued			1,526
Variation Margin Receivable—Futures Contracts			2,347
Unrealized Appreciation—Forward Currency Contracts			882
Other Assets [5,7]			15,091
Total Other Assets			150,868	0.7%
Liabilities
Payables for Investment Securities Purchased			(4,946)
Collateral for Securities on Loan			(142,671)
Payables for Capital Shares Redeemed			(2,512)
Payables to Vanguard			(10,238)
Unrealized Depreciation—Forward Currency Contracts			(6,228)
Other Liabilities			(5,594)
Total Liabilities			(172,189)	(0.8%)
Net Assets			20,272,396	100.0%

13

European Stock Index Fund

At October 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	25,562,647
Total Distributable Earnings (Loss)	(5,290,251)
Net Assets	20,272,396

Investor Shares—Net Assets
Applicable to 19,508,216 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	543,243
Net Asset Value Per Share—Investor Shares	$27.85

ETF Shares—Net Assets
Applicable to 282,093,329 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,624,418
Net Asset Value Per Share—ETF Shares	$51.84

Admiral Shares—Net Assets
Applicable to 64,382,187 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,174,303
Net Asset Value Per Share—Admiral Shares	$64.84

Institutional Shares—Net Assets
Applicable to 27,487,918 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	760,078
Net Asset Value Per Share—Institutional Shares	$27.65

Institutional Plus Shares—Net Assets
Applicable to 1,378,865 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	170,354
Net Asset Value Per Share—Institutional Plus Shares	$123.55

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $372,366,000, representing 1.8% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $142,671,000 of collateral received for securities on loan.
5 Securities with a value of $9,484,000 and cash of $166,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $116,870,000.
7 Cash of $5,110,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

14

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional	Appreciation
		Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2018			2,653	96,011	(3,579)
FTSE 100 Index	December 2018			700	63,603	(1,126)
						(4,705)

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	12/28/18	EUR	81,976	USD	96,301	(2,930)
Toronto-Dominion Bank	12/28/18	GBP	47,722	USD	63,508	(2,314)
BNP Paribas	12/28/18	EUR	20,428	USD	23,789	(522)
BNP Paribas	12/28/18	GBP	10,688	USD	14,167	(462)
Citibank, N.A.	12/28/18	USD	7,113	GBP	5,381	214
Citibank, N.A.	12/28/18	USD	6,008	EUR	5,154	138
Goldman Sachs International	12/28/18	USD	5,941	EUR	5,007	238
BNP Paribas	12/28/18	USD	5,056	EUR	4,266	197
JPMorgan Chase Bank, N.A.	12/28/18	USD	3,052	GBP	2,306	95
						(5,346)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

15

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2018
($000)
Investment Income
Income
Dividends[1]	805,354
Interest [2]	900
Securities Lending—Net	15,331
Total Income	821,585
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,152
Management and Administrative—Investor Shares	1,227
Management and Administrative—ETF Shares	9,684
Management and Administrative—Admiral Shares	3,277
Management and Administrative—Institutional Shares	438
Management and Administrative—Institutional Plus Shares	80
Marketing and Distribution—Investor Shares	115
Marketing and Distribution—ETF Shares	891
Marketing and Distribution—Admiral Shares	258
Marketing and Distribution—Institutional Shares	18
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	2,631
Auditing Fees	50
Shareholders’ Reports and Proxy—Investor Shares	22
Shareholders’ Reports and Proxy—ETF Shares	465
Shareholders’ Reports and Proxy—Admiral Shares	60
Shareholders’ Reports and Proxy—Institutional Shares	2
Shareholders’ Reports and Proxy—Institutional Plus Shares	—
Trustees’ Fees and Expenses	15
Total Expenses	22,386
Net Investment Income	799,199
Realized Net Gain (Loss)
Investment Securities Sold [2,3]	685,143
Futures Contracts	(10,259)
Forward Currency Contracts	(7,411)
Foreign Currencies	(3,126)
Realized Net Gain (Loss)	664,347
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	(3,403,160)
Futures Contracts	(11,797)
Forward Currency Contracts	(2,261)
Foreign Currencies	(2,646)
Change in Unrealized Appreciation (Depreciation)	(3,419,864)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,956,318)

 1 Dividends are net of foreign withholding taxes of $82,529,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $637,000, $102,000, and $21,000, respectively. Purchases and sales are for temporary cash investment purposes.

3 Includes $478,939,000 of net gains resulting from in-kind redemptions; such gains are not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

16

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	799,199	567,396
Realized Net Gain (Loss)	664,347	278
Change in Unrealized Appreciation (Depreciation)	(3,419,864)	3,968,447
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,956,318)	4,536,121
Distributions
Net Investment Income
Investor Shares	(20,533)	(17,979)
ETF Shares	(585,908)	(409,188)
Admiral Shares	(158,017)	(116,545)
Institutional Shares	(26,885)	(18,620)
Institutional Plus Shares	(6,293)	(3,247)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(797,636)	(565,579)
Capital Share Transactions
Investor Shares	(86,129)	(52,062)
ETF Shares	(1,240,151)	4,559,972
Admiral Shares	(29,222)	270,199
Institutional Shares	99,822	40,847
Institutional Plus Shares	70,149	(710)
Net Increase (Decrease) from Capital Share Transactions	(1,185,531)	4,818,246
Total Increase (Decrease)	(3,939,485)	8,788,788
Net Assets
Beginning of Period	24,211,881	15,423,093
End of Period	20,272,396	24,211,881

See accompanying Notes, which are an integral part of the Financial Statements.

17

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.44	$25.27	$27.98	$29.05	$30.42
Investment Operations
Net Investment Income	. 968[1]	.827[1]	. 881	. 866	1.235[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.572)	6.109	(2.738)	(1.058)	(1.380)
Total from Investment Operations	(2.604)	6.936	(1.857)	(.192)	(.145)
Distributions
Dividends from Net Investment Income	(.986)	(.766)	(.853)	(.878)	(1.225)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.986)	(.766)	(.853)	(.878)	(1.225)
Net Asset Value, End of Period	$27.85	$31.44	$25.27	$27.98	$29.05

Total Return [3]	-8.53%	27.77%	-6.63%	-0.77%	-0.73%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$543	$701	$608	$730	$782
Ratio of Total Expenses to Average Net Assets	0.23%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	3.14%	2.81%	3.35%	3.05%	4.12%[2]
Portfolio Turnover Rate [4]	6%	4%	6%	13%	7%

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.299 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$58.54	$47.05	$52.09	$54.08	$56.64
Investment Operations
Net Investment Income	1.912[1]	1.567[1]	1.717	1.691	2.384[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(6.689)	11.434	(5.094)	(1.970)	(2.577)
Total from Investment Operations	(4.777)	13.001	(3.377)	(.279)	(.193)
Distributions
Dividends from Net Investment Income	(1.923)	(1.511)	(1.663)	(1.711)	(2.367)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.923)	(1.511)	(1.663)	(1.711)	(2.367)
Net Asset Value, End of Period	$51.84	$58.54	$47.05	$52.09	$54.08

Total Return	-8.44%	27.98%	-6.43%	-0.62%	-0.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,624	$17,880	$10,533	$15,578	$11,676
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.28%	2.97%	3.51%	3.19%	4.26%[2]
Portfolio Turnover Rate [3]	6%	4%	6%	13%	7%

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.556 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$73.23	$58.85	$65.16	$67.64	$70.85
Investment Operations
Net Investment Income	2.353[1]	2.016 [1]	2.151	2.113	2.983 [2]
Net Realized and Unrealized Gain (Loss)
on Investments	(8.338)	14.251	(6.379)	(2.454)	(3.233)
Total from Investment Operations	(5.985)	16.267	(4.228)	(.341)	(.250)
Distributions
Dividends from Net Investment Income	(2.405)	(1.887)	(2.082)	(2.139)	(2.960)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.405)	(1.887)	(2.082)	(2.139)	(2.960)
Net Asset Value, End of Period	$64.84	$73.23	$58.85	$65.16	$67.64

Total Return [3]	-8.43%	27.99%	-6.48%	-0.61%	-0.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,174	$4,754	$3,609	$4,137	$3,949
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.27%	2.97%	3.51%	3.19%	4.26%[2]
Portfolio Turnover Rate [4]	6%	4%	6%	13%	7%

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.695 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.23	$25.10	$27.79	$28.85	$30.21
Investment Operations
Net Investment Income	1.014[1]	. 873[1]	.921	.910	1.282[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.564)	6.068	(2.719)	(1.048)	(1.371)
Total from Investment Operations	(2.550)	6.941	(1.798)	(.138)	(.089)
Distributions
Dividends from Net Investment Income	(1.030)	(.811)	(.892)	(.922)	(1.271)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.030)	(.811)	(.892)	(.922)	(1.271)
Net Asset Value, End of Period	$27.65	$31.23	$25.10	$27.79	$28.85

Total Return	-8.42%	28.00%	-6.46%	-0.58%	-0.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$760	$756	$574	$867	$1,006
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	3.29%	2.99%	3.53%	3.22%	4.29%[2]
Portfolio Turnover Rate [3]	6%	4%	6%	13%	7%

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.297 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Institutional Plus Shares
				Dec. 5,	Nov. 1,
				2014[2] to	2013, to
For a Share Outstanding	Year Ended October 31,			Oct. 31,	Mar. 17,
Throughout Each Period	2018	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$139.48	$112.09	$124.09	$131.51	$126.52
Investment Operations
Net Investment Income	4.711[3]	3.910[3]	4.121	3.878	2.253[4]
Net Realized and Unrealized Gain (Loss)
on Investments	(16.018)	27.110	(12.133)	(7.151)	2.866
Total from Investment Operations	(11.307)	31.020	(8.012)	(3.273)	5.119
Distributions
Dividends from Net Investment Income	(4.623)	(3.630)	(3.988)	(4.147)	(.539)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.623)	(3.630)	(3.988)	(4.147)	(.539)
Net Asset Value, End of Period	$123.55	$139.48	$112.09	$124.09	$131.10[1]

Total Return	-8.36%	28.03%	-6.45%	-2.59%	4.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$170	$122	$99	$242	—
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.08%[5]	0.08%[5]
Ratio of Net Investment Income to
Average Net Assets	3.30%	3.00%	3.54%	3.11%[5]	4.80% [4,5]
Portfolio Turnover Rate [6]	6%	4%	6%	13%	7%

1 Net asset value as of March 17, 2014, on which date all shares were redeemed. 2 Recommencement of operations.

3 Calculated based on average shares outstanding.

4 Net investment income per share and the ratio of net investment income to average net assets include $1.242 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued May 17, 2013, and on March 17, 2014, all outstanding shares were redeemed. Institutional Plus Shares recommenced operations on December 5, 2014.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2018, the fund had a concentration of its investments in securities issued in United Kingdom, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest

23

European Stock Index Fund

incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypoth-ecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

24

European Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

25

European Stock Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,144,000, representing 0.01% of the fund’s net assets and 0.46% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

26

European Stock Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,796	20,077,763	6,006
Temporary Cash Investments	190,169	9,983	—
Futures Contracts—Assets[1]	2,347	—	—
Forward Currency Contracts—Assets	—	882	—
Forward Currency Contracts—Liabilities	—	(6,228)	—
Total	202,312	20,082,400	6,006
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2018, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	2,347	—	2,347
Unrealized Appreciation—Forward Currency Contracts	—	882	882
Total Assets	2,347	882	3,229

Unrealized Depreciation—Forward Currency Contracts	—	(6,228)	(6,228)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(10,259)	—	(10,259)
Forward Currency Contracts	—	(7,411)	(7,411)
Realized Net Gain (Loss) on Derivatives	(10,259)	(7,411)	(17,670)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(11,797)	—	(11,797)
Forward Currency Contracts	—	(2,261)	(2,261)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(11,797)	(2,261)	(14,058)

27

European Stock Index Fund

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, foreign currency transactions, and passive foreign investment companies were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	267,984
Total Distributable Earnings (Loss)	(267,984)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts, forward currency contracts, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	61,758
Undistributed Long-Term Gains	—
Capital Loss Carryforwards*	(166,753)
Net Unrealized Gains (Losses)	(5,175,524)

*	Includes $166,753,000 which may be used to offset future net capital gains through October 31, 2019. The fund used capital loss carryforwards of $171,214,000 to offset taxable capital gains realized during the year ended October 31, 2018, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	25,464,572
Gross Unrealized Appreciation	1,545,438
Gross Unrealized Depreciation	(6,716,293)
Net Unrealized Appreciation (Depreciation)	(5,170,855)

F. During the year ended October 31, 2018, the fund purchased $3,129,238,000 of investment securities and sold $4,311,809,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,559,946,000 and $2,928,007,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

28

European Stock Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	95,588	3,025	159,694	5,562
Issued in Lieu of Cash Distributions	16,966	557	14,995	523
Redeemed	(198,683)	(6,353)	(226,751)	(7,858)
Net Increase (Decrease)—Investor Shares	(86,129)	(2,771)	(52,062)	(1,773)
ETF Shares
Issued	1,699,045	27,983	5,081,845	92,347
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,939,196)	(51,300)	(521,873)	(10,800)
Net Increase (Decrease)—ETF Shares	(1,240,151)	(23,317)	4,559,972	81,547
Admiral Shares
Issued	633,624	8,635	901,375	13,382
Issued in Lieu of Cash Distributions	132,532	1,868	97,636	1,462
Redeemed	(795,378)	(11,037)	(728,812)	(11,258)
Net Increase (Decrease)—Admiral Shares	(29,222)	(534)	270,199	3,586
Institutional Shares
Issued	189,062	6,135	256,341	8,907
Issued in Lieu of Cash Distributions	17,527	579	12,203	429
Redeemed	(106,767)	(3,424)	(227,697)	(8,002)
Net Increase (Decrease)—Institutional Shares	99,822	3,290	40,847	1,334
Institutional Plus Shares
Issued	192,545	1,380	15,118	114
Issued in Lieu of Cash Distributions	6,293	47	3,247	26
Redeemed	(128,689)	(926)	(19,075)	(144)
Net Increase (Decrease)—Institutional Plus Shares	70,149	501	(710)	(4)

H. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

29

Pacific Stock Index Fund

Fund Profile
As of October 31, 2018

Share-Class Characteristics
	Investor	FTSE Pacific ETF	Admiral	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPL	VPADX	VPKIX
Expense Ratio[1]	0.26%	0.10%	0.10%	0.08%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap ex
		Cap	US
	Fund	Index	Index
Number of Stocks	2,331	2,294	6,000
Median Market Cap	$17.8B	$17.9B	$24.6B
Price/Earnings Ratio	11.7x	11.8x	12.7x
Price/Book Ratio	1.3x	1.3x	1.5x
Return on Equity	10.5%	10.5%	12.3%
Earnings Growth Rate	11.4%	11.4%	9.1%
Dividend Yield	2.8%	2.8%	3.2%
Turnover Rate	4%	—	—
Short-Term Reserves	-0.5%	—	—

Sector Diversification (% of equity exposure)

Fund
Basic Materials	7.4%
Consumer Goods	17.0
Consumer Services	10.7
Financials	23.4
Health Care	7.1
Industrials	18.5
Oil & Gas	2.0
Technology	7.9
Telecommunications	3.4
Utilities	2.6

Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
	FTSE
	Developed	FTSE Global
	APAC All Cap	All Cap ex US
	Index	Index
R-Squared	0.93	0.83
Beta	0.91	0.88

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Samsung Electronics
Co. Ltd.	Computer Hardware	3.0%
Toyota Motor Corp.	Automobiles	2.2
AIA Group Ltd.	Life Insurance	1.4
Commonwealth Bank of
Australia	Banks	1.3
Mitsubishi UFJ Financial
Group Inc.	Banks	1.2
BHP Billiton	General Mining	1.1
Sony Corp.	Consumer
	Electronics	1.0
SoftBank Group Corp.	Mobile
	Telecommunications	1.0
Westpac Banking Corp.	Banks	1.0
CSL Ltd.	Pharmaceuticals	0.9
Top Ten		14.1%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.23% for Investor Shares, 0.09% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares.

30

Pacific Stock Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Developed FTSE Global
		APAC All	All Cap ex
		Cap	US
	Fund	Index	Index
Europe	0.0%	0.0%	42.6%
Pacific
Japan	60.4%	60.5%	18.0%
Australia	16.3	16.3	4.8
South Korea	11.4	11.3	3.4
Hong Kong	8.1	8.1	2.4
Singapore	3.0	3.0	0.9
Other	0.8	0.8	0.2
Subtotal	100.0%	100.0%	29.7%
Emerging Markets	0.0%	0.0%	20.6%
North America	0.0%	0.0%	6.7%
Middle East	0.0%	0.0%	0.4%

31

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2008, Through October 31, 2018
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Investor
Shares	-7.53%	3.27%	7.28%	$20,200
Spliced Pacific Stock Index	-6.80	3.48	7.68	20,957
Japan/Pacific Region Funds Average	-7.86	4.19	7.71	21,024
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	20,842

For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Pacific ETF Shares Net Asset Value	-7.34%	3.43%	7.43%	$20,470
Spliced Pacific Stock Index	-6.80	3.48	7.68	20,957
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	20,842

See Financial Highlights for dividend and capital gains information.

32

Pacific Stock Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2018
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Admiral Shares	-7.36%	3.43%	7.43%	$20,475
Spliced Pacific Stock Index	-6.80	3.48	7.68	20,957
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	20,842

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Institutional Shares	-7.37%	3.45%	7.46%	$10,268,928
Spliced Pacific Stock Index	-6.80	3.48	7.68	10,478,735
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	10,421,112

Cumulative Returns of ETF Shares: October 31, 2008, Through October 31, 2018
	One	Five	Ten
	Year	Years	Years
FTSE Pacific ETF Shares Market Price	-7.60%	18.04%	103.35%
FTSE Pacific ETF Shares Net Asset Value	-7.34	18.38	104.70
Spliced Pacific Stock Index	-6.80	18.63	109.57

Fiscal-Year Total Returns (%): October 31, 2008, Through October 31, 2018

For a benchmark description, see the Glossary.

33

Pacific Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	6.94%	5.76%	6.20%
FTSE Pacific ETF Shares	3/4/2005
Market Price		6.93	5.88	6.31
Net Asset Value		7.09	5.91	6.34
Admiral Shares	8/13/2001	7.09	5.91	6.34
Institutional Shares	5/15/2000	7.16	5.94	6.38

34

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	1,811,644	89,080	1.3%
	BHP Billiton Ltd.	3,305,567	76,272	1.1%
	Westpac Banking Corp.	3,522,719	66,917	1.0%
	CSL Ltd.	464,736	62,041	0.9%
	Australia & New Zealand Banking Group Ltd.	2,983,488	54,916	0.8%
	National Australia Bank Ltd.	2,801,113	50,167	0.8%
	Wesfarmers Ltd.	1,164,764	38,574	0.6%
	Woolworths Group Ltd.	1,346,480	27,177	0.4%
	Macquarie Group Ltd.	315,841	26,339	0.4%
§,1	Australia—Other †		606,012	8.9%
			1,097,495	16.2%
Hong Kong
	AIA Group Ltd.	12,406,312	94,375	1.4%
	Hong Kong Exchanges & Clearing Ltd.	1,273,464	33,908	0.5%
	CK Hutchison Holdings Ltd.	2,747,059	27,669	0.4%
§,1	Hong Kong—Other †		386,579	5.7%
			542,531	8.0%
Japan
	Toyota Motor Corp.	2,591,870	151,834	2.2%
	Mitsubishi UFJ Financial Group Inc.	12,950,872	78,385	1.2%
	Sony Corp.	1,297,739	70,229	1.0%
	SoftBank Group Corp.	873,785	69,150	1.0%
	Sumitomo Mitsui Financial Group Inc.	1,354,488	52,737	0.8%
	Honda Motor Co. Ltd.	1,787,386	51,022	0.7%
	Keyence Corp.	92,733	45,302	0.7%
	Mizuho Financial Group Inc.	26,027,370	44,698	0.7%

35

Pacific Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
KDDI Corp.	1,821,966	44,091	0.6%
Mitsubishi Corp.	1,318,521	37,110	0.5%
Central Japan Railway Co.	185,652	35,628	0.5%
Shin-Etsu Chemical Co. Ltd.	418,150	34,941	0.5%
FANUC Corp.	199,368	34,683	0.5%
Nintendo Co. Ltd.	110,195	34,403	0.5%
Seven & i Holdings Co. Ltd.	789,849	34,200	0.5%
Recruit Holdings Co. Ltd.	1,229,312	32,994	0.5%
East Japan Railway Co.	376,845	32,913	0.5%
Tokio Marine Holdings Inc.	691,424	32,574	0.5%
Kao Corp.	488,525	32,498	0.5%
^ Takeda Pharmaceutical Co. Ltd.	781,924	32,418	0.5%
NTT DOCOMO Inc.	1,291,329	32,023	0.5%
Daikin Industries Ltd.	272,773	31,618	0.5%
Japan Tobacco Inc.	1,225,169	31,481	0.5%
Astellas Pharma Inc.	1,996,901	30,853	0.5%
Nidec Corp.	239,433	30,754	0.5%
Murata Manufacturing Co. Ltd.	194,793	30,317	0.4%
Canon Inc.	1,054,411	30,033	0.4%
Mitsui & Co. Ltd.	1,733,957	28,972	0.4%
Hitachi Ltd.	946,129	28,923	0.4%
Nippon Telegraph & Telephone Corp.	670,043	27,632	0.4%
ITOCHU Corp.	1,447,492	26,845	0.4%
Fast Retailing Co. Ltd.	52,580	26,474	0.4%
Mitsubishi Electric Corp.	2,026,314	25,652	0.4%
NTT Data Corp.	644,857	8,279	0.1%
Sony Financial Holdings Inc.	179,910	4,150	0.1%
Hino Motors Ltd.	278,556	2,666	0.0%
NTT Urban Development Corp.	108,397	1,611	0.0%
kabu.com Securities Co. Ltd.	162,629	587	0.0%
Misawa Homes Co. Ltd.	23,905	180	0.0%
Japan—Other †		2,691,538	39.6%
		4,072,398	59.9%

§New Zealand †		55,096	0.8%

Singapore
DBS Group Holdings Ltd.	1,849,613	31,383	0.4%
Oversea-Chinese Banking Corp. Ltd.	3,353,597	26,052	0.4%
§ Singapore—Other †		147,238	2.2%
		204,673	3.0%
South Korea
Samsung Electronics Co. Ltd.	4,834,342	180,977	2.6%
SK Hynix Inc.	547,904	32,998	0.5%
Samsung Electronics Co. Ltd. Preference Shares	847,193	26,730	0.4%
1 South Korea—Other †		528,472	7.8%
		769,177	11.3%
Total Common Stocks (Cost $7,603,017)		6,741,370	99.2%[2]

36

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.308%	1,668,352	166,835	2.5%

5U.S. Government and Agency Obligations†			2,685	0.0%
Total Temporary Cash Investments (Cost $169,543)			169,520	2.5%[2]
Total Investments (Cost $7,772,560)			6,910,890	101.7%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			372
Receivables for Investment Securities Sold			18
Receivables for Accrued Income			35,788
Receivables for Capital Shares Issued			589
Variation Margin Receivable—Futures Contracts			1,447
Unrealized Appreciation—Forward Currency Contracts			110
Other Assets [5,6]			9,207
Total Other Assets			47,531	0.7%
Liabilities
Payables for Investment Securities Purchased			(192)
Collateral for Securities on Loan			(151,879)
Payables for Capital Shares Redeemed			(1,088)
Payables to Vanguard			(4,558)
Unrealized Depreciation—Forward Currency Contracts			(695)
Other Liabilities			(1,959)
Total Liabilities			(160,371)	(2.4%)
Net Assets			6,798,050	100.0%

At October 31, 2018, net assets consisted of:
				Amount
				($000)
Paid-in Capital				7,651,846
Total Distributable Earnings (Loss)				(853,796)
Net Assets				6,798,050

Investor Shares—Net Assets
Applicable to 18,395,572 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				225,224
Net Asset Value Per Share—Investor Shares				$12.24

37

Pacific Stock Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 61,136,500 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,927,265
Net Asset Value Per Share—ETF Shares	$64.24

Admiral Shares—Net Assets
Applicable to 27,726,138 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,202,304
Net Asset Value Per Share—Admiral Shares	$79.43

Institutional Shares—Net Assets
Applicable to 36,471,492 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	443,257
Net Asset Value Per Share—Institutional Shares	$12.15

• See Note A in Notes to Financial Statements.
§ Certain of the fund’s securities are valued using significant unobservable inputs.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $138,513,000.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $21,917,000, representing 0.3% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $151,879,000 of collateral received for securities on loan.
5 Securities with a value of $1,485,000 and cash of $815,000 have been segregated as initial margin for open futures contracts.
6 Cash of $430,000 has been segregated as collateral for open forward currency contracts.

38

Pacific Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional	Appreciation
		Expiration Contracts			Amount	(Depreciation)
Long Futures Contracts
Topix Index	December 2018			238	34,613	(1,924)
S&P ASX 200 Index	December 2018			118	12,112	(771)
KOSPI 200 Index	December 2018			103	5,968	(681)
						(3,376)

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	12/18/18	JPY	2,273,698	USD	20,547	(310)
JPMorgan Chase Bank, N.A.	12/18/18	JPY	1,127,700	USD	10,050	(13)
JPMorgan Chase Bank, N.A.	12/18/18	JPY	708,825	USD	6,260	49
JPMorgan Chase Bank, N.A.	12/18/18	KRW	6,529,262	USD	5,816	(78)
Morgan Stanley Capital
Services LLC	12/27/18	AUD	7,626	USD	5,504	(100)
UBS AG	12/27/18	AUD	7,116	USD	5,168	(125)
Citibank, N.A.	12/27/18	AUD	3,252	USD	2,350	(46)
BNP Paribas	12/18/18	KRW	1,053,500	USD	946	(20)
BNP Paribas	12/27/18	AUD	220	USD	159	(3)
UBS AG	12/18/18	USD	30,323	JPY	3,400,000	61
						(585)
AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2018
($000)
Investment Income
Income
Dividends[1]	211,000
Interest [2]	312
Securities Lending—Net	6,893
Total Income	218,205
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,190
Management and Administrative—Investor Shares	501
Management and Administrative—ETF Shares	2,258
Management and Administrative—Admiral Shares	1,537
Management and Administrative—Institutional Shares	193
Marketing and Distribution—Investor Shares	47
Marketing and Distribution—ETF Shares	216
Marketing and Distribution—Admiral Shares	126
Marketing and Distribution—Institutional Shares	10
Custodian Fees	1,247
Auditing Fees	52
Shareholders’ Reports and Proxy—Investor Shares	13
Shareholders’ Reports and Proxy—ETF Shares	98
Shareholders’ Reports and Proxy—Admiral Shares	20
Shareholders’ Reports and Proxy—Institutional Shares	16
Trustees’ Fees and Expenses	5
Total Expenses	7,529
Net Investment Income	210,676
Realized Net Gain (Loss)
Investment Securities Sold [2,3]	329,874
Futures Contracts	3,286
Forward Currency Contracts	(1,341)
Foreign Currencies	(1,423)
Realized Net Gain (Loss)	330,396
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	(1,044,561)
Futures Contracts	(8,421)
Forward Currency Contracts	1,342
Foreign Currencies	224
Change in Unrealized Appreciation (Depreciation)	(1,051,416)

Net Increase (Decrease) in Net Assets Resulting from Operations (510,344)

1 Dividends are net of foreign withholding taxes of $14,701,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $266,000, ($16,000), and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

3 Includes $277,404,000 of net gains resulting from in-kind redemptions; such gains are not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	210,676	173,128
Realized Net Gain (Loss)	330,396	46,849
Change in Unrealized Appreciation (Depreciation)	(1,051,416)	1,138,601
Net Increase (Decrease) in Net Assets Resulting from Operations	(510,344)	1,358,578
Distributions
Net Investment Income
Investor Shares	(6,815)	(7,088)
ETF Shares	(127,093)	(100,428)
Admiral Shares	(62,769)	(55,521)
Institutional Shares	(11,452)	(8,276)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(208,129)	(171,313)
Capital Share Transactions
Investor Shares	(47,032)	(35,133)
ETF Shares	(681,968)	1,094,986
Admiral Shares	55,787	28,881
Institutional Shares	81,993	60,096
Net Increase (Decrease) from Capital Share Transactions	(591,220)	1,148,830
Total Increase (Decrease)	(1,309,693)	2,336,095
Net Assets
Beginning of Period	8,107,743	5,771,648
End of Period	6,798,050	8,107,743

See accompanying Notes, which are an integral part of the Financial Statements.

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Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.56	$11.42	$10.99	$11.59	$11.76
Investment Operations
Net Investment Income	. 347[1]	. 295[1]	.257	.258	.282
Net Realized and Unrealized Gain (Loss)
on Investments	(1.336)	2.141	.426	(.612)	(.147)
Total from Investment Operations	(.989)	2.436	.683	(.354)	.135
Distributions
Dividends from Net Investment Income	(.331)	(.296)	(.253)	(.246)	(.305)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.331)	(.296)	(.253)	(.246)	(.305)
Net Asset Value, End of Period	$12.24	$13.56	$11.42	$10.99	$11.59

Total Return[2]	-7.53%	21.71%	6.40%	-3.07%	1.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$225	$296	$281	$309	$360
Ratio of Total Expenses to Average Net Assets	0.23%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.51%	2.44%	2.39%	2.26%	2.45%
Portfolio Turnover Rate [3]	4%	3%	4%	14%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$71.13	$59.92	$57.65	$60.80	$61.71
Investment Operations
Net Investment Income	1.895[1]	1.677[1]	1.440	1.443	1.568
Net Realized and Unrealized Gain (Loss)
on Investments	(6.940)	11.195	2.240	(3.210)	(.791)
Total from Investment Operations	(5.045)	12.872	3.680	(1.767)	.777
Distributions
Dividends from Net Investment Income	(1.845)	(1.662)	(1.410)	(1.383)	(1.687)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.845)	(1.662)	(1.410)	(1.383)	(1.687)
Net Asset Value, End of Period	$64.24	$71.13	$59.92	$57.65	$60.80

Total Return	-7.34%	21.89%	6.59%	-2.93%	1.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,927	$5,015	$3,217	$2,931	$2,760
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.65%	2.60%	2.55%	2.40%	2.59%
Portfolio Turnover Rate[2]	4%	3%	4%	14%	5%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$87.97	$74.10	$71.30	$75.19	$76.32
Investment Operations
Net Investment Income	2.360[1]	2.049[1]	1.781	1.783	1.937
Net Realized and Unrealized Gain (Loss)
on Investments	(8.618)	13.876	2.763	(3.963)	(.982)
Total from Investment Operations	(6.258)	15.925	4.544	(2.180)	.955
Distributions
Dividends from Net Investment Income	(2.282)	(2.055)	(1.744)	(1.710)	(2.085)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.282)	(2.055)	(1.744)	(1.710)	(2.085)
Net Asset Value, End of Period	$79.43	$87.97	$74.10	$71.30	$75.19

Total Return[2]	-7.36%	21.90%	6.57%	-2.92%	1.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,202	$2,388	$1,983	$1,981	$2,032
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.64%	2.60%	2.55%	2.40%	2.59%
Portfolio Turnover Rate [3]	4%	3%	4%	14%	5%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$13.46	$11.34	$10.91	$11.50	$11.68
Investment Operations
Net Investment Income	. 364[1]	. 320[1]	.275	.276	.300
Net Realized and Unrealized Gain (Loss)
on Investments	(1.323)	2.118	.424	(.601)	(.158)
Total from Investment Operations	(.959)	2.438	.699	(.325)	.142
Distributions
Dividends from Net Investment Income	(.351)	(.318)	(.269)	(.265)	(.322)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.351)	(.318)	(.269)	(.265)	(.322)
Net Asset Value, End of Period	$12.15	$13.46	$11.34	$10.91	$11.50

Total Return	-7.37%	21.91%	6.61%	-2.84%	1.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$443	$408	$291	$329	$336
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.66%	2.62%	2.57%	2.43%	2.62%
Portfolio Turnover Rate[2]	4%	3%	4%	14%	5%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through October 31, 2018. On November 30, 2018, the board of trustees approved the closure of the Institutional Plus Share class at an effective date yet to be determined.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2018, the fund had a concentration of its investments in securities issued in Japan, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully

46

Pacific Stock Index Fund

invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

47

Pacific Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

48

Pacific Stock Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $372,000 representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	579	6,739,508	1,283
Temporary Cash Investments	166,835	2,685	—
Futures Contracts—Assets[1]	1,447	—	—
Forward Currency Contracts—Assets	—	110	—
Forward Currency Contracts—Liabilities	—	(695)	—
Total	168,861	6,741,608	1,283
1 Represents variation margin on the last day of the reporting period.

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Pacific Stock Index Fund

D. At October 31, 2018, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1,447	—	1,447
Unrealized Appreciation—Forward Currency Contracts	—	110	110
Total Assets	1,447	110	1,557

Unrealized Depreciation—Forward Currency Contracts	—	(695)	(695)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	3,286	—	3,286
Forward Currency Contracts	—	(1,341)	(1,341)
Realized Net Gain (Loss) on Derivatives	3,286	(1,341)	1,945

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(8,421)	—	(8,421)
Forward Currency Contracts	—	1,342	1,342
Change in Unrealized Appreciation (Depreciation) on Derivatives	(8,421)	1,342	(7,079)

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	269,982
Total Distributable Earnings (Loss)	(269,982)

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Pacific Stock Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts, forward currency contracts, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	69,884
Undistributed Long-Term Gains	—
Capital Loss Carryforwards*	(30,179)
Net Unrealized Gains (Losses)	(889,204)

*	Includes $30,179,000 which may be used to offset future net capital gains through October 31, 2019. The fund used capital loss carryforwards of $53,948,000 to offset taxable capital gains realized during the year ended October 31, 2018, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,796,623
Gross Unrealized Appreciation	802,079
Gross Unrealized Depreciation	(1,691,188)
Net Unrealized Appreciation (Depreciation)	(889,109)

F. During the year ended October 31, 2018, the fund purchased $662,927,000 of investment securities and sold $1,238,076,000 of investment securities, other than temporary cash investments. Purchases and sales include $284,903,000 and $942,547,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Pacific Stock Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	52,115	3,756	45,509	3,754
Issued in Lieu of Cash Distributions	6,316	463	6,619	556
Redeemed	(105,463)	(7,666)	(87,261)	(7,078)
Net Increase (Decrease) —Investor Shares	(47,032)	(3,447)	(35,133)	(2,768)
ETF Shares
Issued	390,779	5,625	1,094,987	16,828
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,072,747)	(15,000)	(1)	—
Net Increase (Decrease)—ETF Shares	(681,968)	(9,375)	1,094,986	16,828
Admiral Shares
Issued	358,669	4,004	293,910	3,691
Issued in Lieu of Cash Distributions	51,078	578	45,857	593
Redeemed	(353,960)	(4,004)	(310,886)	(3,895)
Net Increase (Decrease) —Admiral Shares	55,787	578	28,881	389
Institutional Shares
Issued	143,101	10,595	145,049	11,583
Issued in Lieu of Cash Distributions	7,917	586	5,339	450
Redeemed	(69,025)	(5,030)	(90,292)	(7,382)
Net Increase (Decrease) —Institutional Shares	81,993	6,151	60,096	4,651

H. Management has determined that no other events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

52

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of net assets—investments summary of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 18, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

53

Special 2018 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $668,160,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $733,271,000 and foreign taxes paid of $61,143,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2019 to determine the calendar year amounts to be included on their 2018 tax returns.

Special 2018 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $147,485,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $216,759,000 and foreign taxes paid of $14,495,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2019 to determine the calendar year amounts to be included on their 2018 tax returns.

54

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2018. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2018
	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares
Returns Before Taxes	-8.53%	1.46%	6.68%
Returns After Taxes on Distributions	-9.28	0.67	5.86
Returns After Taxes on Distributions and Sale of
Fund Shares	-4.54	1.09	5.42

	One	Five	Ten
	Year	Years	Years
Pacific Stock Index Fund Investor Shares
Returns Before Taxes	-7.53%	3.27%	7.28%
Returns After Taxes on Distributions	-8.14	2.63	6.67
Returns After Taxes on Distributions and Sale of
Fund Shares	-4.09	2.43	5.86

55

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

56

Six Months Ended October 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2018	10/31/2018	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$892.62	$0.95
FTSE Europe ETF Shares	1,000.00	892.76	0.33
Admiral Shares	1,000.00	892.79	0.48
Institutional Shares	1,000.00	892.99	0.38
Institutional Plus Shares	1,000.00	892.94	0.33
Pacific Stock Index Fund
Investor Shares	$1,000.00	$885.75	$0.95
FTSE Pacific ETF Shares	1,000.00	886.26	0.33
Admiral Shares	1,000.00	886.18	0.48
Institutional Shares	1,000.00	886.22	0.38
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
FTSE Europe ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.85	0.36
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,024.20	$1.02
FTSE Pacific ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.20% for Investor Shares, 0.07% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.20% for Investor Shares, 0.07% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

57

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

58

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced European Stock Index: MSCI Europe Index through March 26, 2013; FTSE Developed Europe Index through September 30, 2015; FTSE Developed Europe All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia Pacific Index through September 30, 2015; FTSE Developed Asia Pacific All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

59

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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rights reserved.
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calling Vanguard at 800-662-2739. The guidelines are	loss from use of this publication. Neither the London
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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q720 122018

Annual Report | October 31, 2018

Vanguard Total World Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Fund Profile.	5
Performance Summary.	7
Financial Statements.	10
Your Fund’s After-Tax Returns.	31
About Your Fund’s Expenses.	32
Glossary.	34

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2018, Vanguard Total World Stock Index Fund returned –0.91% for Investor Shares. That performance was roughly in line with the return of –0.62% for its benchmark index and better than the average return of –1.29% for peer funds.

• Global stocks rallied into late January, then slumped in late winter and near the close of the fiscal year amid concerns about softening growth, rising inflation, and worsening trade tensions.

• Emerging markets performed the worst, and almost every European market ended in the red. The United States bucked the trend, rising more than 6%. Six of the fund’s ten market sectors produced negative returns. Basic materials, consumer goods, and industrials posted the biggest declines.

Total Returns: Fiscal Year Ended October 31, 2018
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	-0.91%
ETF Shares
Market Price	-1.05
Net Asset Value	-0.82
Institutional Shares	-0.82
FTSE Global All Cap Index	-0.62
Global Funds Average	-1.29

Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Ten Years Ended October 31, 2018
Average
Annual Return
Total World Stock Index Fund Investor Shares	9.86%
Spliced Total World Stock Index	10.17
Global Funds Average	9.20
For a benchmark description, see the Glossary.
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Institutional	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.19%	0.10%	0.09%	1.18%

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the fund’s expense ratios were 0.17% for Investor Shares, 0.09% for ETF Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Global Funds.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

3

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Mortimer J. Buckley

President and Chief Executive Officer

November 16, 2018

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	6.98%	11.31%	11.05%
Russell 2000 Index (Small-caps)	1.85	10.68	8.01
Russell 3000 Index (Broad U.S. market)	6.60	11.27	10.81
FTSE All-World ex US Index (International)	-7.99	4.57	2.01

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.05%	1.04%	1.83%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.51	1.90	3.25
FTSE Three-Month U. S. Treasury Bill Index	1.67	0.86	0.52

CPI
Consumer Price Index	2.52%	2.07%	1.60%

4

Total World Stock Index Fund

Fund Profile
As of October 31, 2018

Share-Class Characteristics
	Investor	ETF Institutional
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VT	VTWIX
Expense Ratio[1]	0.19%	0.10%	0.09%

Portfolio Characteristics
			FTSE
			Global
			All Cap
		Fund	Index
Number of Stocks		8,126	7,869
Median Market Cap		$42.4B	$42.7B
Price/Earnings Ratio		15.3x	15.3x
Price/Book Ratio		2.1x	2.0x
Return on Equity		13.6%	13.6%
Earnings Growth
Rate		8.5%	8.6%
Dividend Yield		2.4%	2.5%
Turnover Rate		9%	—
Short-Term Reserves		-0.2%	—

Volatility Measures
FTSE
Global
All Cap
Index
R-Squared	0.99
Beta	0.98

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	2.1%
Microsoft Corp.	Software	1.6
Alphabet Inc.	Internet	1.3
Amazon.com Inc.	Broadline Retailers	1.3
Berkshire Hathaway Inc. Reinsurance		0.8
Johnson & Johnson	Pharmaceuticals	0.8
JPMorgan Chase & Co.	Banks	0.7
Facebook Inc.	Internet	0.7
Exxon Mobil Corp.	Integrated Oil & Gas	0.7
Royal Dutch Shell plc	Integrated Oil & Gas	0.5
Top Ten		10.5%

Sector Diversification (% of equity exposure)
Fund
Basic Materials	4.6%
Consumer Goods	11.2
Consumer Services	11.3
Financials	21.7
Health Care	11.2
Industrials	13.5
Oil & Gas	6.3
Technology	14.6
Telecommunications	2.6
Utilities	3.0

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.17% for Investor Shares, 0.09% for ETF Shares, and 0.08% for Institutional Shares.

5

Total World Stock Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	5.5%	5.5%
France	3.0	3.0
Germany	2.8	2.7
Switzerland	2.5	2.5
Netherlands	1.0	1.0
Other	4.5	4.5
Subtotal	19.3%	19.2%
Pacific
Japan	8.0%	8.1%
Australia	2.2	2.2
Korea	1.5	1.5
Hong Kong	1.1	1.1
Other	0.5	0.5
Subtotal	13.3%	13.4%
Emerging Markets
China	2.9%	2.9%
Taiwan	1.4	1.4
India	1.1	1.1
Other	3.7	3.7
Subtotal	9.1%	9.1%
North America
United States	55.1%	55.1%
Canada	3.0	3.0
Subtotal	58.1%	58.1%
Middle East
Other	0.2%	0.2%

6

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2008, Through October 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2018

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total World Stock Index Fund Investor
Shares	-0.91%	6.32%	9.86%	$25,620

Spliced Total World Stock Index	-0.62	6.50	10.17	26,347

Global Funds Average	-1.29	5.41	9.20	24,111

For a benchmark description, see the Glossary.
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Total World Stock Index Fund
ETF Shares Net Asset Value	-0.82%	6.42%	10.02%	$25,977
Spliced Total World Stock Index	-0.62	6.50	10.17	26,347

See Financial Highlights for dividend and capital gains information.

7

Total World Stock Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2018

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(10/9/2008)	Investment
Total World Stock Index Fund Institutional
Shares	-0.82%	6.44%	10.27%	$13,009,483

Spliced Total World Stock Index	-0.62	6.50	9.99	13,173,255

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: June 24, 2008, Through October 31, 2018

			Since
	One	Five	Inception
	Year	Years	(6/24/2008)
Total World Stock Index Fund ETF Shares Market
Price	-1.05%	36.31%	75.03%
Total World Stock Index Fund ETF Shares Net Asset
Value	-0.82	36.52	75.42
Spliced Total World Stock Index	-0.62	37.00	76.23

Fiscal-Year Total Returns (%): October 31, 2008, Through October 31, 2018

Total World Stock Index Fund Investor Shares

Spliced Total World Stock Index

For a benchmark description, see the Glossary.

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

8

Total World Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/26/2008	9.70%	8.87%	8.35%
ETF Shares	6/24/2008
Market Price		9.64	8.94	8.08
Net Asset Value		9.76	8.97	8.50
Institutional Shares	10/9/2008	9.77	8.98	11.26[1]
1 Return since inception.

9

Total World Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Common Stocks
	§,1Australia †		335,409	2.1%
	§,1Austria †		16,143	0.1%
	Belgium †		50,732	0.3%
	[1]Brazil †		133,620	0.9%
	§,1Canada †		467,103	3.0%
	Chile †		18,864	0.1%
	China
	Tencent Holdings Ltd.	1,797,367	61,576	0.4%
*	Alibaba Group Holding Ltd. ADR	343,426	48,863	0.3%
§,1	China—Other †		332,355	2.1%
			442,794	2.8%
	Colombia †		6,644	0.0%
	[1]Czech Republic †		2,870	0.0%
	§,1Denmark †		78,010	0.5%
	Egypt †		3,270	0.0%
	Finland †		55,702	0.4%

10

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
France
TOTAL SA	791,400	46,436	0.3%
1 France—Other †		417,060	2.7%
		463,496	3.0%
§,1Germany †		429,265	2.8%
§Greece †		5,539	0.0%
§,1Hong Kong †		166,364	1.1%
Hungary †		4,911	0.0%
§,1India †		164,581	1.1%
§Indonesia †		33,409	0.2%
§Ireland †		16,239	0.1%
Israel †		28,102	0.2%
§,1Italy †		118,707	0.8%
Japan
Toyota Motor Corp.	797,694	46,730	0.3%
Japan—Other †		1,198,248	7.7%
		1,244,978	8.0%
Kuwait †		3,839	0.0%
Luxembourg †		1,040	0.0%
§,1Malaysia †		49,737	0.3%
§Malta †		—	0.0%
[1]Mexico †		49,383	0.3%
[1]Netherlands †		157,552	1.0%
§New Zealand †		16,648	0.1%
[1]Norway †		46,601	0.3%
Pakistan †		3,195	0.0%
Peru †		5,682	0.0%
[1]Philippines †		19,754	0.1%
[1]Poland †		19,046	0.1%
Portugal †		9,476	0.1%

11

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Qatar †		17,300	0.1%

[1]Russia †		59,081	0.4%

§Singapore †		62,247	0.4%

[1]South Africa †		97,254	0.6%

South Korea
Samsung Electronics Co. Ltd. GDR	46,766	43,682	0.3%
§,1 South Korea—Other †		189,910	1.2%
		233,592	1.5%

§,1Spain †		139,061	0.9%

[1]Sweden †		146,862	0.9%

Switzerland
Nestle SA	943,251	79,632	0.5%
Novartis AG	683,531	59,858	0.4%
Roche Holding AG	218,819	53,252	0.4%
1 Switzerland—Other †		193,588	1.2%
		386,330	2.5%

§Taiwan †		215,195	1.4%

§,1Thailand †		61,001	0.4%

§,1Turkey †		11,030	0.1%

United Arab Emirates †		14,193	0.1%

United Kingdom
HSBC Holdings plc	6,302,718	51,869	0.3%
Royal Dutch Shell plc Class A	1,429,260	45,534	0.3%
BP plc	6,138,788	44,345	0.3%
Royal Dutch Shell plc Class B	1,191,316	38,852	0.3%
§,1 United Kingdom—Other †		677,507	4.3%
		858,107	5.5%
United States
Basic Materials
DowDuPont Inc.	729,750	39,348	0.2%
§ Basic Materials—Other †		155,367	1.0%
		194,715	1.2%

Consumer Goods
Procter & Gamble Co.	779,948	69,166	0.4%
Coca-Cola Co.	1,197,410	57,332	0.4%
PepsiCo Inc.	444,472	49,950	0.3%
Philip Morris International Inc.	489,959	43,151	0.3%
Altria Group Inc.	598,322	38,915	0.3%
Consumer Goods—Other †		428,409	2.7%
		686,923	4.4%

12

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Consumer Services
* Amazon.com Inc.	127,884	204,360	1.3%
Home Depot Inc.	361,698	63,615	0.4%
Comcast Corp. Class A	1,437,237	54,816	0.3%
Walt Disney Co.	469,108	53,868	0.3%
Walmart Inc.	447,940	44,919	0.3%
McDonald’s Corp.	244,152	43,191	0.3%
* Netflix Inc.	131,138	39,575	0.3%
Consumer Services—Other †		627,495	4.0%
		1,131,839	7.2%
Financials
JPMorgan Chase & Co.	1,056,178	115,145	0.7%
* Berkshire Hathaway Inc. Class B	445,107	91,372	0.6%
Bank of America Corp.	2,939,867	80,846	0.5%
Visa Inc. Class A	557,621	76,868	0.5%
Wells Fargo & Co.	1,365,221	72,671	0.5%
Mastercard Inc. Class A	287,540	56,838	0.4%
Citigroup Inc.	794,455	52,005	0.3%
Financials—Other †		1,089,677	7.0%
		1,635,422	10.5%
Health Care
Johnson & Johnson	843,529	118,086	0.8%
Pfizer Inc.	1,821,699	78,442	0.5%
UnitedHealth Group Inc.	298,651	78,052	0.5%
Merck & Co. Inc.	836,812	61,598	0.4%
Amgen Inc.	204,509	39,427	0.2%
Health Care—Other †		762,097	4.9%
		1,137,702	7.3%
Industrials
Boeing Co.	170,160	60,383	0.4%
Industrials—Other †		1,036,296	6.6%
		1,096,679	7.0%
Oil & Gas
Exxon Mobil Corp.	1,332,159	106,146	0.7%
Chevron Corp.	598,239	66,793	0.4%
§ Oil & Gas—Other †		293,245	1.9%
		466,184	3.0%

§,2Other †		44	0.0%

Technology
Apple Inc.	1,523,710	333,479	2.2%
Microsoft Corp.	2,380,796	254,293	1.6%
* Facebook Inc. Class A	748,090	113,553	0.7%
* Alphabet Inc. Class C	105,295	113,378	0.7%
* Alphabet Inc. Class A	84,325	91,963	0.6%
Intel Corp.	1,452,926	68,113	0.5%
Cisco Systems Inc.	1,482,244	67,813	0.4%
Oracle Corp.	881,069	43,031	0.3%
Technology—Other †		674,599	4.3%
		1,760,222	11.3%

13

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Telecommunications
Verizon Communications Inc.		1,299,808	74,206	0.5%
AT&T Inc.		2,284,875	70,100	0.5%
Telecommunications—Other †			20,776	0.1%
			165,082	1.1%

Utilities †			258,200	1.6%
			8,533,012	54.6%
Total Common Stocks (Cost $13,609,553)			15,502,970	99.2%[3]
Preferred Stocks (Cost $ 33) †			45	0.0%

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	2.308%	2,245,959	224,596	1.4%

6U.S. Government and Agency Obligations †			7,182	0.1%
Total Temporary Cash Investments (Cost $231,773)			231,778	1.5%[3]
Total Investments (Cost $13,841,359) ^			15,734,793	100.7%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			855
Receivables for Investment Securities Sold			132
Receivables for Accrued Income			32,234
Receivables for Capital Shares Issued			11,803
Variation Margin Receivable—Futures Contracts			1,105
Unrealized Appreciation—Forward Currency Contracts			74
Other Assets			7,439
Total Other Assets			53,642	0.3%
Liabilities
Payables for Investment Securities Purchased			(3,392)
Collateral for Securities on Loan			(151,888)
Payables for Capital Shares Redeemed			(5,819)
Payables to Vanguard			(2,807)
Variation Margin Payable—Futures Contracts			(1)
Unrealized Depreciation—Forward Currency Contracts			(792)
Other Liabilities			(20)
Total Liabilities			(164,719)	(1.0%)
Net Assets			15,623,716	100.0%

14

Total World Stock Index Fund

At October 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	13,925,099
Total Distributable Earnings (Loss)	1,698,617
Net Assets	15,623,716

Investor Shares—Net Assets
Applicable to 58,984,068 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,681,794
Net Asset Value Per Share—Investor Shares	$28.51

ETF Shares—Net Assets
Applicable to 162,561,822 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	11,372,077
Net Asset Value Per Share—ETF Shares	$69.96

Institutional Shares—Net Assets
Applicable to 17,987,796 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,569,845
Net Asset Value Per Share—Institutional Shares	$142.87

• See Note A in Notes to Financial Statements.
§ Security value determined using significant unobservable inputs.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $142,900,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $96,160,000, representing 0.6% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $151,888,000 of collateral received for securities on loan.
6 Securities with a value of $5,180,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

15

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
						($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional	Appreciation
		Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018			431	58,424	(3,944)
MSCI Emerging Market Index	December 2018			234	11,193	(737)
Dow Jones EURO STOXX 50 Index	December 2018			282	10,206	(484)
E-mini Russell 2000 Index	December 2018			109	8,240	(1,093)
Topix Index	December 2018			50	7,270	(191)
FTSE 100 Index	December 2018			70	6,360	(163)
S&P ASX 200 Index	December 2018			31	3,185	(174)
S&P TSX 60 Index	December 2018			20	2,724	(161)
						(6,947)

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
			Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	12/28/18	EUR	8,655	USD	10,167	(309)
BNP Paribas	12/18/18	JPY	869,355	USD	7,856	(119)
Toronto-Dominion Bank	12/28/18	GBP	4,597	USD	6,118	(223)
Deutsche Bank AG	12/27/18	CAD	3,406	USD	2,620	(29)
BNP Paribas	12/28/18	EUR	1,698	USD	1,964	(30)
Morgan Stanley Capital Services LLC	12/27/18	AUD	2,615	USD	1,888	(34)
BNP Paribas	12/27/18	AUD	2,275	USD	1,613	(1)
BNP Paribas	12/28/18	GBP	1,023	USD	1,347	(35)
BNP Paribas	12/18/18	JPY	88,075	USD	784	—
Credit Suisse International	12/27/18	CAD	567	USD	438	(7)
Goldman Sachs International	12/27/18	CAD	378	USD	292	(5)
Barclays Bank plc	12/28/18	USD	1,132	EUR	956	44
Barclays Bank plc	12/18/18	USD	965	JPY	108,390	—
UBS AG	12/28/18	USD	687	GBP	521	20
UBS AG	12/27/18	USD	444	CAD	574	7
JPMorgan Chase Bank, N.A.	12/18/18	USD	159	JPY	17,935	—
BNP Paribas	12/27/18	USD	112	AUD	154	3
						(718)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2018
($000)
Investment Income
Income
Dividends[1,2]	379,901
Interest [2]	1,036
Securities Lending—Net	5,105
Total Income	386,042
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,412
Management and Administrative—Investor Shares	2,082
Management and Administrative—ETF Shares	6,392
Management and Administrative—Institutional Shares	1,335
Marketing and Distribution—Investor Shares	343
Marketing and Distribution—ETF Shares	595
Marketing and Distribution—Institutional Shares	82
Custodian Fees	1,993
Auditing Fees	43
Shareholders’ Reports and Proxy—Investor Shares	23
Shareholders’ Reports and Proxy—ETF Shares	262
Shareholders’ Reports and Proxy—Institutional Shares	3
Trustees’ Fees and Expenses	9
Total Expenses	15,574
Net Investment Income	370,468
Realized Net Gain (Loss)
Investment Securities Sold [2,3]	439,686
Futures Contracts	(3,058)
Forward Currency Contracts	(288)
Foreign Currencies	(2,080)
Realized Net Gain (Loss)	434,260
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	(1,019,547)
Futures Contracts	(8,173)
Forward Currency Contracts	199
Foreign Currencies	(81)
Change in Unrealized Appreciation (Depreciation)	(1,027,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	(222,874)

1 Dividends are net of foreign withholding taxes of $22,221,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $912,000, ($31,000), and $2,000, respectively.

3 Includes $473,959,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	370,468	255,274
Realized Net Gain (Loss)	434,260	23,538
Change in Unrealized Appreciation (Depreciation)	(1,027,602)	2,088,152
Net Increase (Decrease) in Net Assets Resulting from Operations	(222,874)	2,366,964
Distributions
Net Investment Income
Investor Shares	(36,457)	(29,590)
ETF Shares	(260,204)	(179,823)
Institutional Shares	(59,875)	(50,514)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(356,536)	(259,927)
Capital Share Transactions
Investor Shares	222,375	191,624
ETF Shares	2,042,046	2,198,964
Institutional Shares	132,640	500,503
Net Increase (Decrease) from Capital Share Transactions	2,397,061	2,891,091
Total Increase (Decrease)	1,817,651	4,998,128
Net Assets
Beginning of Period	13,806,065	8,807,937
End of Period	15,623,716	13,806,065

See accompanying Notes, which are an integral part of the Financial Statements.

18

Total World Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$29.40	$24.30	$24.18	$24.82	$23.48
Investment Operations
Net Investment Income	. 679[1]	.593[1]	.565	.557	.571
Net Realized and Unrealized Gain (Loss)
on Investments	(.916)	5.105	.089	(.643)	1.340
Total from Investment Operations	(.237)	5.698	.654	(.086)	1.911
Distributions
Dividends from Net Investment Income	(. 653)	(. 598)	(. 534)	(. 554)	(. 571)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 653)	(. 598)	(. 534)	(. 554)	(. 571)
Net Asset Value, End of Period	$28.51	$29.40	$24.30	$24.18	$24.82

Total Return[2]	-0.91%	23.71%	2.80%	-0.37%	8.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,682	$1,522	$1,078	$961	$844
Ratio of Total Expenses to Average Net Assets	0.17%	0.19%	0.21%	0.25%	0.27%
Ratio of Net Investment Income to
Average Net Assets	2.24%	2.19%	2.40%	2.31%	2.38%
Portfolio Turnover Rate [3]	9%	10%	15%	7%	7%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Total World Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$72.13	$59.62	$59.34	$60.89	$57.60
Investment Operations
Net Investment Income	1.732[1]	1.512[1]	1.443	1.436	1.459
Net Realized and Unrealized Gain (Loss)
on Investments	(2.241)	12.528	.204	(1.562)	3.291
Total from Investment Operations	(.509)	14.040	1.647	(.126)	4.750
Distributions
Dividends from Net Investment Income	(1.661)	(1.530)	(1.367)	(1.424)	(1.460)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.661)	(1.530)	(1.367)	(1.424)	(1.460)
Net Asset Value, End of Period	$69.96	$72.13	$59.62	$59.34	$60.89

Total Return	-0.82%	23.82%	2.89%	-0.23%	8.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,372	$9,755	$6,112	$5,008	$3,720
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.11%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.32%	2.28%	2.50%	2.42%	2.48%
Portfolio Turnover Rate[2]	9%	10%	15%	7%	7%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$147.32	$121.75	$121.18	$124.35	$117.63
Investment Operations
Net Investment Income	3.531[1]	3.112[1]	2.956	2.945	3.007
Net Realized and Unrealized Gain (Loss)
on Investments	(4.578)	25.594	.414	(3.189)	6.717
Total from Investment Operations	(1.047)	28.706	3.370	(.244)	9.724
Distributions
Dividends from Net Investment Income	(3.403)	(3.136)	(2.800)	(2.926)	(3.004)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.403)	(3.136)	(2.800)	(2.926)	(3.004)
Net Asset Value, End of Period	$142.87	$147.32	$121.75	$121.18	$124.35

Total Return	-0.82%	23.86%	2.88%	-0.22%	8.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,570	$2,529	$1,617	$1,828	$1,277
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.10%	0.13%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.33%	2.29%	2.51%	2.43%	2.50%
Portfolio Turnover Rate[2]	9%	10%	15%	7%	7%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of

22

Total World Stock Index Fund

an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing-house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearing-house imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

23

Total World Stock Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

24

Total World Stock Index Fund

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $855,000, representing 0.01% of the fund’s net assets and 0.34% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

25

Total World Stock Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	853,712	6,113,928	2,318
Common Stocks—United States	8,532,833	135	44
Preferred Stocks	21	24	—
Temporary Cash Investments	224,596	7,182	—
Futures Contracts—Assets[1]	1,105	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Forward Currency Contracts—Assets	—	74	—
Forward Currency Contracts—Liabilities	—	(792)	—
Total	9,612,266	6,120,551	2,362
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2018, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1,105	—	1,105
Unrealized Appreciation—Forward Currency Contracts	—	74	74
Total Asset	1,105	74	1,179

Variation Margin Payable—Futures Contracts	(1)	—	(1)
Unrealized Depreciation—Forward Currency Contracts	—	(792)	(792)
Total Liabilities	(1)	(792)	(793)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(3,058)	—	(3,058)
Forward Currency Contracts	—	(288)	(288)
Realized Net Gain (Loss) on Derivatives	(3,058)	(288)	(3,346)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(8,173)	—	(8,173)
Forward Currency Contracts	—	199	199
Change in Unrealized Appreciation (Depreciation) on Derivatives	(8,173)	199	(7,974)

26

Total World Stock Index Fund

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, foreign currency transactions, and passive foreign investment companies were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	472,872
Total Distributable Earnings (Loss)	(472,872)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts and forward currency contracts; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	57,494
Undistributed Long-Term Gains	—
Capital Loss Carryforwards*	(230,696)
Net Unrealized Gains (Losses)	1,873,929

*	Includes $14,711,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $215,985,000, which may be carried forward indefinitely but must be used before any expiring loss carryforwards.

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	13,859,922
Gross Unrealized Appreciation	2,954,179
Gross Unrealized Depreciation	(1,079,834)
Net Unrealized Appreciation (Depreciation)	1,874,345

F. During the year ended October 31, 2018, the fund purchased $4,695,239,000 of investment securities and sold $2,309,219,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,710,284,000 and $909,943,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

27

Total World Stock Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	608,762	19,945	480,775	17,937
Issued in Lieu of Cash Distributions	33,529	1,111	27,704	1,033
Redeemed	(419,916)	(13,845)	(316,855)	(11,580)
Net Increase (Decrease)—Investor Shares	222,375	7,211	191,624	7,390
ETF Shares
Issued	2,994,980	40,124	2,299,189	34,316
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(952,934)	(12,800)	(100,225)	(1,600)
Net Increase (Decrease) —ETF Shares	2,042,046	27,324	2,198,964	32,716
Institutional Shares
Issued	957,311	6,277	1,267,149	9,359
Issued in Lieu of Cash Distributions	56,130	371	45,889	340
Redeemed	(880,801)	(5,825)	(812,535)	(5,818)
Net Increase (Decrease)—Institutional Shares	132,640	823	500,503	3,881

H. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Total World Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total World Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the “Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 18, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

29

Special 2018 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $294,221,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 36.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund designates to shareholders foreign source income of $219,858,000 and foreign taxes paid of $18,504,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2019 to determine the calendar-year amounts to be included on their 2018 tax returns.

30

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2018. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total World Stock Index Fund Investor Shares

Periods Ended October 31, 2018

			Since
	One	Five	Inception
	Year	Years	(6/26/2008)
Returns Before Taxes	-0.91%	6.32%	5.59%
Returns After Taxes on Distributions	-1.47	5.71	5.14
Returns After Taxes on Distributions and Sale of Fund Shares	-0.20	4.85	4.43

31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

32

Six Months Ended October 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	4/30/2018	10/31/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$957.78	$0.74
ETF Shares	1,000.00	958.25	0.39
Institutional Shares	1,000.00	958.18	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.45	$0.77
ETF Shares	1,000.00	1,024.80	0.41
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.08% for ETF Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

33

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

34

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE

Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

35

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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rights reserved.
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calling Vanguard at 800-662-2739. The guidelines are	loss from use of this publication. Neither the London
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or omission in the ICB.

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6280 122018

Annual Report | October 31, 2018

Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	4
FTSE All-World ex-US Index Fund.	6
FTSE All-World ex-US Small-Cap Index Fund.	36
Your Fund’s After-Tax Returns.	62
About Your Fund’s Expenses.	63
Glossary.	65

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• Global stocks rallied early in the 12 months ended October 31, 2018, but fell back amid trade tensions and tightening monetary policy. A rising U.S. dollar hurt international equities, with emerging markets hit especially hard.

• For the period, Vanguard FTSE All-World ex-US Index Fund returned –8.49%, trailing its target index and slightly ahead of the average return of peer funds. Vanguard FTSE All-World ex-US Small-Cap Index Fund returned –10.95%, in line with its target index and lagging its peer-group average. (Returns cited are for Investor Shares.)

• European markets and financial stocks detracted most from the FTSE All-World ex-US Index Fund’s return, while Pacific markets and industrials were the biggest spoilers for the FTSE All-World ex-US Small-Cap Index Fund.

• Please note that shortly after the close of the period, Vanguard lowered the investment minimum for the FTSE All-World ex-US Index Fund’s Admiral Shares from $10,000 to $3,000.

Total Returns: Fiscal Year Ended October 31, 2018
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	-8.49%
ETF Shares
Market Price	-8.70
Net Asset Value	-8.37
Admiral™ Shares	-8.37
Institutional Shares	-8.35
Institutional Plus Shares	-8.33
FTSE All-World ex US Index	-7.99
International Funds Average	-8.67
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	-10.95%
ETF Shares
Market Price	-11.21
Net Asset Value	-10.87
Institutional Shares	-10.85
FTSE Global Small Cap ex US Index	-10.89
International Small-Cap Funds Average	-9.98

International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Ten Years Ended October 31, 2018
Average
Annual Return
FTSE All-World ex-US Index Fund Investor Shares	6.94%
FTSE All-World ex US Index	7.37
International Funds Average	6.70
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
FTSE All-World ex-US Small-Cap Index Fund Investor Shares (Returns since inception: 4/2/2009)	9.83%
FTSE Global Small Cap ex US Index	10.26
International Small-Cap Funds Average	11.81
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

2

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
FTSE All-World ex-US Index
Fund	0.23%	0.11%	0.11%	0.10%	0.07%	1.31%
FTSE All-World ex-US
Small-Cap Index Fund	0.25	0.13	—	0.12	—	1.52

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the funds’ expense ratios were: for the FTSE All-World ex-US Index Fund, 0.20% for Investor Shares, 0.09% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.22% for Investor Shares, 0.12% for ETF Shares, and 0.11% for Institutional Shares. The peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund, International Small-Cap Funds.

3

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

4

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Mortimer J. Buckley

President and Chief Executive Officer

November 16, 2018

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	6.98%	11.31%	11.05%
Russell 2000 Index (Small-caps)	1.85	10.68	8.01
Russell 3000 Index (Broad U.S. market)	6.60	11.27	10.81
FTSE All-World ex US Index (International)	-7.99	4.57	2.01

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.05%	1.04%	1.83%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.51	1.90	3.25
FTSE Three-Month U. S. Treasury Bill Index	1.67	0.86	0.52

CPI
Consumer Price Index	2.52%	2.07%	1.60%

5

FTSE All-World ex-US Index Fund

Fund Profile

As of October 31, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VFWIX	VEU	VFWAX	VFWSX	VFWPX
Expense Ratio[1]	0.23%	0.11%	0.11%	0.10%	0.07%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,768	2,582
Median Market Cap	$29.6B	$29.6B
Price/Earnings Ratio	12.6x	12.7x
Price/Book Ratio	1.5x	1.5x
Return on Equity	12.5%	12.5%
Earnings Growth Rate	8.6%	8.9%
Dividend Yield	3.2%	3.2%
Turnover Rate	6%	—
Short-Term Reserves	-0.4%	—

Sector Diversification (% of equity exposure)
Fund
Basic Materials	7.1%
Consumer Goods	15.3
Consumer Services	8.6
Financials	25.2
Health Care	8.7
Industrials	13.5
Oil & Gas	7.6
Technology	7.2
Telecommunications	3.7
Utilities	3.1

Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.98
Beta	0.96

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	1.3%
Nestle SA	Food Products	1.3
Samsung Electronics	Consumer
Co. Ltd.	Electronics	1.0
Tencent Holdings Ltd.	Internet	1.0
Novartis AG	Pharmaceuticals	0.9
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	0.9
Roche Holding AG	Pharmaceuticals	0.9
HSBC Holdings plc	Banks	0.8
Alibaba Group Holding	Specialized
Ltd.	Consumer Services	0.8
Toyota Motor Corp.	Automobiles	0.7
Top Ten		9.6%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.20% for Investor Shares, 0.09% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, and 0.06% for Institutional Plus Shares.

6

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)

		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	12.4%	12.5%
France	7.1	7.2
Germany	6.3	6.2
Switzerland	5.8	5.8
Netherlands	2.3	2.3
Spain	2.1	2.1
Sweden	1.9	1.9
Italy	1.6	1.6
Denmark	1.1	1.1
Other	2.6	2.6
Subtotal	43.2%	43.3%
Pacific
Japan	18.1%	18.1%
Australia	4.8	4.8
South Korea	3.2	3.2
Hong Kong	2.5	2.5
Other	1.0	1.0
Subtotal	29.6%	29.6%
Emerging Markets
China	6.7%	6.7%
Taiwan	2.8	2.8
India	2.3	2.3
Brazil	2.0	2.0
South Africa	1.5	1.5
Other	5.6	5.5
Subtotal	20.9%	20.8%
North America
Canada	5.9%	5.9%
Middle East	0.4%	0.4%

7

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2008, Through October 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2018

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE All-World ex-US Index Fund
Investor Shares	-8.49%	1.83%	6.94%	$19,559

FTSE All-World ex US Index	-7.99	2.01	7.37	20,369

International Funds Average	-8.67	1.76	6.70	19,133
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	20,842

International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE All-World ex-US Index Fund
ETF Shares Net Asset Value	-8.37%	1.97%	7.09%	$19,833
FTSE All-World ex US Index	-7.99	2.01	7.37	20,369
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	20,842

See Financial Highlights for dividend and capital gains information.

8

FTSE All-World ex-US Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2018
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
FTSE All-World ex-US Index Fund Admiral
Shares	-8.37%	1.96%	5.88%	$15,001
FTSE All-World ex US Index	-7.99	2.01	5.92	15,033
FTSE Global All Cap ex US Index	-8.29	2.04	5.94	15,062

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
FTSE All-World ex-US Index Fund
Institutional Shares	-8.35%	1.98%	7.13%	$9,951,648
FTSE All-World ex US Index	-7.99	2.01	7.37	10,184,316
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	10,421,112

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/16/2010)	Investment
FTSE All-World ex-US Index Fund Institutional
Plus Shares	-8.33%	2.00%	3.36%	$129,756,592
FTSE All-World ex US Index	-7.99	2.01	3.47	130,831,226
FTSE Global All Cap ex US Index	-8.29	2.04	3.47	130,824,847

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: October 31, 2008, Through October 31, 2018
	One	Five	Ten
	Year	Years	Years
FTSE All-World ex-US Index Fund ETF Shares
Market Price	-8.70%	9.89%	95.84%
FTSE All-World ex-US Index Fund ETF Shares Net
Asset Value	-8.37	10.22	98.33
FTSE All-World ex US Index	-7.99	10.44	103.69

9

FTSE All-World ex-US Index Fund

Fiscal-Year Total Returns (%): October 31, 2008, Through October 31, 2018

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	3/8/2007	1.64%	4.30%	5.13%
ETF Shares	3/2/2007
Market Price		1.59	4.40	5.25
Net Asset Value		1.69	4.42	5.27
Admiral Shares	9/27/2011	1.72	4.43	7.25[1]
Institutional Shares	4/30/2007	1.74	4.44	5.31
Institutional Plus Shares	12/16/2010	1.76	4.47	4.53[1]
1 Return since inception.

10

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	3,034,590	149,213	0.4%
BHP Billiton Ltd.	5,533,645	127,681	0.4%
Westpac Banking Corp.	5,899,917	112,073	0.3%
CSL Ltd.	778,858	103,975	0.3%
Australia & New Zealand Banking Group Ltd.	4,996,806	91,975	0.3%
Australia—Other †		1,069,567	3.1%
		1,654,484	4.8%

Austria †		58,931	0.2%

Belgium
Anheuser-Busch InBev SA/NV	1,308,239	96,760	0.3%
Belgium—Other †		138,393	0.4%
		235,153	0.7%

Brazil †		690,923	2.0%

Canada
Royal Bank of Canada	2,486,475	181,171	0.5%
Toronto-Dominion Bank	3,176,192	176,199	0.5%
Bank of Nova Scotia	2,123,715	113,974	0.3%
Canadian National Railway Co.	1,267,153	108,326	0.3%
Suncor Energy Inc.	2,817,690	94,519	0.3%
1 Canada—Other †		1,352,985	3.9%
		2,027,174	5.8%

Chile †		92,415	0.3%

11

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
China
Tencent Holdings Ltd.	9,822,041	336,496	1.0%
* Alibaba Group Holding Ltd. ADR	1,878,651	267,294	0.8%
China Construction Bank Corp.	154,217,544	122,379	0.4%
Industrial & Commercial Bank of China Ltd.	134,837,640	91,484	0.3%
China Mobile Ltd.	9,124,067	85,473	0.3%
Bank of China Ltd.	131,399,788	55,982	0.2%
CNOOC Ltd.	27,419,400	46,695	0.2%
China Petroleum & Chemical Corp.	44,057,284	35,888	0.1%
PetroChina Co. Ltd.	35,873,234	25,794	0.1%
China Life Insurance Co. Ltd.	12,867,341	25,784	0.1%
Agricultural Bank of China Ltd.	53,101,233	23,374	0.1%
China Overseas Land & Investment Ltd.	6,639,820	20,875	0.1%
China Resources Land Ltd.	4,639,214	15,779	0.1%
China Shenhua Energy Co. Ltd.	5,890,388	13,327	0.1%
CITIC Ltd.	8,554,275	12,853	0.1%
China Telecom Corp. Ltd.	24,111,541	11,408	0.0%
PICC Property & Casualty Co. Ltd.	11,674,594	11,348	0.0%
China Resources Beer Holdings Co. Ltd.	2,703,860	9,422	0.0%
China CITIC Bank Corp. Ltd.	14,206,362	8,806	0.0%
Sinopharm Group Co. Ltd.	1,780,903	8,627	0.0%
China Taiping Insurance Holdings Co. Ltd.	2,491,164	8,368	0.0%
China Communications Construction Co. Ltd.	7,699,026	7,059	0.0%
CRRC Corp. Ltd.	6,877,053	6,040	0.0%
1 Postal Savings Bank of China Co. Ltd.	10,020,000	5,995	0.0%
China Railway Group Ltd.	6,504,352	5,813	0.0%
1 People’s Insurance Co. Group of China Ltd.	14,089,161	5,762	0.0%
China Resources Power Holdings Co. Ltd.	3,212,409	5,652	0.0%
Kunlun Energy Co. Ltd.	4,847,523	5,515	0.0%
China Resources Gas Group Ltd.	1,368,547	5,246	0.0%
China Everbright International Ltd.	6,281,362	5,025	0.0%
Dongfeng Motor Group Co. Ltd.	4,990,627	4,931	0.0%
Zhuzhou CRRC Times Electric Co. Ltd.	863,009	4,626	0.0%
China Longyuan Power Group Corp. Ltd.	5,813,785	4,424	0.0%
1 CGN Power Co. Ltd.	19,192,267	4,414	0.0%
1 China Resources Pharmaceutical Group Ltd.	2,831,500	4,160	0.0%
China Railway Construction Corp. Ltd.	3,227,245	4,099	0.0%
China Cinda Asset Management Co. Ltd.	16,098,693	3,952	0.0%
China Merchants Port Holdings Co. Ltd.	2,152,031	3,666	0.0%
China Resources Cement Holdings Ltd.	3,759,334	3,337	0.0%
1 China Galaxy Securities Co. Ltd.	6,386,277	3,217	0.0%
Beijing Capital International Airport Co. Ltd.	2,916,557	3,166	0.0%
1 China Huarong Asset Management Co. Ltd.	16,603,874	3,015	0.0%
China Oilfield Services Ltd.	3,130,300	2,921	0.0%
AviChina Industry & Technology Co. Ltd.	4,188,954	2,797	0.0%
Sinopec Shanghai Petrochemical Co. Ltd.	5,978,331	2,627	0.0%
1 China International Capital Corp. Ltd.	1,593,926	2,625	0.0%
Air China Ltd.	3,134,115	2,534	0.0%
China Everbright Bank Co. Ltd.	5,257,872	2,347	0.0%
1 Sinopec Engineering Group Co. Ltd.	2,499,381	2,328	0.0%
Huaneng Renewables Corp. Ltd.	8,713,075	2,243	0.0%
China Reinsurance Group Corp.	11,371,576	2,179	0.0%
China State Construction International Holdings Ltd.	3,000,567	2,146	0.0%
1 China Railway Signal & Communication Corp. Ltd.	2,663,068	1,793	0.0%

12

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Southern Airlines Co. Ltd.	3,277,017	1,786	0.0%
	China Coal Energy Co. Ltd.	3,589,638	1,612	0.0%
	Angang Steel Co. Ltd.	1,855,537	1,587	0.0%
	China Eastern Airlines Corp. Ltd.	2,713,145	1,506	0.0%
	China Power International Development Ltd.	7,499,691	1,484	0.0%
	China Agri-Industries Holdings Ltd.	3,592,447	1,204	0.0%
	Metallurgical Corp. of China Ltd.	4,915,562	1,195	0.0%
	China BlueChemical Ltd.	3,179,895	1,090	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	1,438,751	972	0.0%
	Huadian Fuxin Energy Corp. Ltd.	4,384,005	790	0.0%
	China Machinery Engineering Corp.	1,583,516	722	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	387,642	671	0.0%
	China Foods Ltd.	1,206,843	567	0.0%
*,^	Sinopec Oilfield Service Corp.	3,546,643	394	0.0%
	CITIC Resources Holdings Ltd.	4,332,222	355	0.0%
*,^	Sinofert Holdings Ltd.	2,969,208	334	0.0%
	China National Accord Medicines Corp. Ltd. Class B	95,230	329	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	410,873	280	0.0%
§,1	China—Other †		941,125	2.7%
			2,321,113	6.7%

Colombia †			34,507	0.1%

[1]Czech Republic †			15,528	0.0%

Denmark
	Novo Nordisk A/S Class B	2,928,386	126,467	0.4%
1	Denmark—Other †		258,143	0.7%
			384,610	1.1%

Egypt †			14,726	0.0%

Finland †			258,599	0.7%

France
	TOTAL SA	4,329,222	254,020	0.7%
	Sanofi	1,868,949	167,011	0.5%
	LVMH Moet Hennessy Louis Vuitton SE	427,664	129,756	0.4%
	Airbus SE	946,553	104,608	0.3%
	BNP Paribas SA	1,861,777	97,025	0.3%
1	France—Other †		1,696,315	4.9%
			2,448,735	7.1%
Germany
	SAP SE	1,668,572	178,661	0.5%
	Allianz SE	735,874	153,298	0.4%
	Siemens AG	1,321,753	151,932	0.4%
	Bayer AG	1,609,245	123,353	0.4%
	BASF SE	1,576,423	120,973	0.4%
§,1	Germany—Other †		1,389,684	4.0%
			2,117,901	6.1%

§Greece †			25,327	0.1%

13

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Hong Kong
	AIA Group Ltd.	20,836,252	158,502	0.4%
	BOC Hong Kong Holdings Ltd.	6,188,696	23,169	0.1%
1	BOC Aviation Ltd.	361,100	2,588	0.0%
	Nexteer Automotive Group Ltd.	1,363,000	1,922	0.0%
*	MMG Ltd.	3,920,000	1,477	0.0%
	China Travel International Investment Hong Kong Ltd.	4,239,542	1,140	0.0%
§,1	Hong Kong—Other †		659,756	1.9%
			848,554	2.4%

Hungary †			27,084	0.1%

India
	Nestle India Ltd.	39,520	5,420	0.0%
§,1	India—Other †		785,217	2.3%
			790,637	2.3%

Indonesia †			162,578	0.5%

§Ireland †			60,793	0.2%

Israel †			132,653	0.4%

Italy
*,1	Pirelli & C SPA	746,015	5,482	0.0%
1	Italy—Other †		557,424	1.6%
			562,906	1.6%
Japan
	Toyota Motor Corp.	4,353,591	255,038	0.7%
	Mitsubishi UFJ Financial Group Inc.	21,750,359	131,644	0.4%
	Sony Corp.	2,179,890	117,969	0.4%
	SoftBank Group Corp.	1,468,768	116,237	0.3%
	Japan—Other †		5,585,555	16.1%
			6,206,443	17.9%

Kuwait †			19,741	0.1%

Luxembourg †			3,070	0.0%

Malaysia
	Nestle Malaysia Bhd.	104,000	3,575	0.0%
§,1	Malaysia—Other †		233,841	0.7%
			237,416	0.7%

§Malta †			—	0.0%

[1]Mexico †			252,421	0.7%

Netherlands
	Unilever NV	2,614,546	140,494	0.4%
	ASML Holding NV	699,838	120,544	0.4%
1	Netherlands—Other †		529,292	1.5%
			790,330	2.3%

14

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
New Zealand †		62,242	0.2%
Norway †		180,397	0.5%
Pakistan †		5,150	0.0%
Peru †		31,670	0.1%
Philippines †		96,010	0.3%

[1]Poland †		80,407	0.2%
Portugal †		36,631	0.1%
Qatar †		94,518	0.3%
Russia †		321,337	0.9%
Singapore †		289,559	0.8%
South Africa
Naspers Ltd.	734,323	128,801	0.4%
§,1 South Africa—Other †		384,900	1.1%
		513,701	1.5%
South Korea
Samsung Electronics Co. Ltd. GDR	233,364	217,977	0.6%
Samsung Electronics Co. Ltd.	2,358,952	88,309	0.3%
Samsung Electronics Co. Ltd. Preference Shares	1,423,050	44,898	0.1%
1 South Korea—Other †		761,809	2.2%
		1,112,993	3.2%
Spain
Banco Santander SA	27,677,254	131,688	0.4%
1 Spain—Other †		571,247	1.6%
		702,935	2.0%
Sweden †		657,906	1.9%
Switzerland
Nestle SA	5,188,334	438,015	1.3%
Novartis AG	3,751,043	328,488	0.9%
Roche Holding AG	1,194,448	290,684	0.8%
Switzerland—Other †		933,824	2.7%
		1,991,011	5.7%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,638,150	214,814	0.6%
Taiwan—Other †		739,694	2.2%
		954,508	2.8%
Thailand †		270,822	0.8%

[1]Turkey †		55,059	0.2%
United Arab Emirates †		73,713	0.2%

15

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
United Kingdom
HSBC Holdings plc		34,628,839	284,982	0.8%
Royal Dutch Shell plc Class A		7,947,901	253,205	0.7%
BP plc		33,656,485	243,125	0.7%
Royal Dutch Shell plc Class B		6,440,628	210,048	0.6%
AstraZeneca plc		2,186,261	167,226	0.5%
British American Tobacco plc		3,815,844	165,418	0.5%
GlaxoSmithKline plc		8,401,708	162,722	0.5%
Diageo plc		4,164,134	143,960	0.4%
Unilever plc		1,917,496	101,569	0.3%
Rio Tinto plc		1,983,036	96,278	0.3%
1 United Kingdom—Other †			2,443,576	7.0%
			4,272,109	12.3%
Total Common Stocks (Cost $32,381,568)			34,277,430	98.9%[2]

	Coupon
Temporary Cash Investments
Money Market Fund
[3,4] Vanguard Market Liquidity Fund	2.308%	5,406,848	540,685	1.6%

5U.S. Government and Agency Obligations †			17,268	0.0%
Total Temporary Cash Investments (Cost $557,936)			557,953	1.6%[2]
Total Investments (Cost $32,939,504)			34,835,383	100.5%

16

FTSE All-World ex-US Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	1,887
Receivables for Investment Securities Sold	49,902
Receivables for Accrued Income	130,950
Receivables for Capital Shares Issued	8,426
Variation Margin Receivable—Futures Contracts	4,723
Unrealized Appreciation—Forward Currency Contracts	3,081
Other Assets [5,6]	10,358
Total Other Assets	209,327	0.6%
Liabilities
Payables for Investment Securities Purchased	(2,237)
Collateral for Securities on Loan	(347,292)
Payables for Capital Shares Redeemed	(5,463)
Payables to Vanguard	(9,467)
Unrealized Depreciation—Forward Currency Contracts	(8,637)
Other Liabilities	(1,328)
Total Liabilities	(374,424)	(1.1%)
Net Assets	34,670,286	100.0%

At October 31, 2018, net assets consisted of:
		Amount
		($000)
Paid-in Capital		34,377,955
Total Distributable Earnings (Loss)		292,331
Net Assets		34,670,286

Investor Shares—Net Assets
Applicable to 29,565,152 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		557,438
Net Asset Value Per Share—Investor Shares		$18.85

ETF Shares—Net Assets
Applicable to 446,730,266 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		21,347,772
Net Asset Value Per Share—ETF Shares		$47.79

17

FTSE All-World ex-US Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 183,782,690 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,458,036
Net Asset Value Per Share—Admiral Shares	$29.70

Institutional Shares—Net Assets
Applicable to 50,121,623 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,719,488
Net Asset Value Per Share—Institutional Shares	$94.16

Institutional Plus Shares—Net Assets
Applicable to 25,951,132 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,587,552
Net Asset Value Per Share—Institutional Plus Shares	$99.71

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $328,112,000.
§ Certain of the fund’s securities are valued using significant unobservable inputs.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $376,410,000, representing 1.1% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $347,292,000 of collateral received for securities on loan.
5 Securities with a value of $14,650,000 and cash of $4,537,000 have been segregated as initial margin for open futures contracts.
6 Cash of $5,370,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

18

FTSE All-World ex-US Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional	Appreciation
		Expiration Contracts			Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	December 2018			1,872	89,547	(5,129)
Dow Jones EURO STOXX 50 Index	December 2018			2,274	82,296	(2,427)
Topix Index	December 2018			471	68,487	(3,083)
FTSE 100 Index	December 2018			627	56,970	(324)
E-mini Russell 2000 Index	December 2018			224	30,364	313
S&P ASX 200 Index	December 2018			284	29,176	(968)
						(11,618)

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
			Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	12/28/18	EUR	69,072	USD	81,142	(2,469)
BNP Paribas	12/18/18	JPY	6,787,656	USD	61,340	(925)
Toronto-Dominion Bank	12/28/18	GBP	39,404	USD	52,438	(1,910)
JPMorgan Chase Bank, N.A.	12/28/18	EUR	27,409	USD	31,951	(733)
Morgan Stanley Capital Services LLC	12/27/18	AUD	33,340	USD	24,063	(439)
BNP Paribas	12/28/18	GBP	16,457	USD	21,750	(647)
JPMorgan Chase Bank, N.A.	12/18/18	JPY	2,111,890	USD	18,884	(86)
BNP Paribas	12/28/18	EUR	14,799	USD	17,126	(270)
JPMorgan Chase Bank, N.A.	12/18/18	JPY	1,761,500	USD	15,661	17
Goldman Sachs International	12/28/18	EUR	11,153	USD	13,006	(303)
Citibank, N.A.	12/27/18	AUD	16,693	USD	11,900	(71)
Goldman Sachs International	12/18/18	JPY	1,188,600	USD	10,658	(79)
Citibank, N.A.	12/28/18	GBP	6,698	USD	8,891	(302)
JPMorgan Chase Bank, N.A.	12/28/18	GBP	5,403	USD	7,054	(126)
UBS AG	12/18/18	JPY	783,460	USD	6,991	(18)
BNP Paribas	12/27/18	AUD	9,404	USD	6,749	(86)
Deutsche Bank AG	12/28/18	GBP	4,158	USD	5,479	(147)
Goldman Sachs International	12/27/18	AUD	6,553	USD	4,666	(22)
UBS AG	12/18/18	USD	48,160	JPY	5,400,000	97
Barclays Bank plc	12/28/18	USD	31,654	EUR	27,060	832
BNP Paribas	12/18/18	USD	19,145	JPY	2,148,000	27
Barclays Bank plc	12/18/18	USD	16,248	JPY	1,824,565	8

19

FTSE All-World ex-US Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
			Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	12/28/18	USD	14,818	GBP	11,211	442
JPMorgan Chase Bank, N.A.	12/28/18	USD	14,006	EUR	11,800	567
UBS AG	12/28/18	USD	12,469	GBP	9,447	356
BNP Paribas	12/27/18	USD	12,455	AUD	17,162	294
BNP Paribas	12/28/18	USD	10,237	EUR	8,624	414
Goldman Sachs International	12/28/18	USD	8,033	GBP	6,256	10
Citibank, N.A.	12/18/18	USD	7,355	JPY	824,460	17
Goldman Sachs International	12/27/18	USD	4,139	AUD	5,847	(4)
						(5,556)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At October 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $1,141,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

20

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31, 2018
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	1,113,305
Dividends—Affiliated Issuers	491
Interest—Unaffiliated Issuers	367
Interest—Affiliated Issuers	3,091
Securities Lending—Net	16,117
Total Income	1,133,371
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,597
Management and Administrative—Investor Shares	958
Management and Administrative—ETF Shares	13,806
Management and Administrative—Admiral Shares	4,321
Management and Administrative—Institutional Shares	2,705
Management and Administrative—Institutional Plus Shares	894
Marketing and Distribution—Investor Shares	130
Marketing and Distribution—ETF Shares	1,014
Marketing and Distribution—Admiral Shares	448
Marketing and Distribution—Institutional Shares	124
Marketing and Distribution—Institutional Plus Shares	27
Custodian Fees	6,492
Auditing Fees	46
Shareholders’ Reports and Proxy—Investor Shares	17
Shareholders’ Reports and Proxy—ETF Shares	651
Shareholders’ Reports and Proxy—Admiral Shares	40
Shareholders’ Reports and Proxy—Institutional Shares	23
Shareholders’ Reports and Proxy—Institutional Plus Shares	14
Trustees’ Fees and Expenses	22
Total Expenses	35,329
Net Investment Income	1,098,042
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers [2]	(321,821)
Investment Securities Sold—Affiliated Issuers	22,199
Futures Contracts	(14,789)
Forward Currency Contracts	(4,193)
Foreign Currencies	(6,273)
Realized Net Gain (Loss)	(324,877)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(3,933,055)
Investment Securities—Affiliated Issuers	(14,292)
Futures Contracts	(21,925)
Forward Currency Contracts	(561)
Foreign Currencies	(1,574)
Change in Unrealized Appreciation (Depreciation)	(3,971,407)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,198,242)

1 Dividends are net of foreign withholding taxes of $90,394,000.

2 Includes $56,429,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,098,042	842,085
Realized Net Gain (Loss)	(324,877)	(200,378)
Change in Unrealized Appreciation (Depreciation)	(3,971,407)	5,776,250
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,198,242)	6,417,957
Distributions
Net Investment Income
Investor Shares	(16,991)	(15,595)
ETF Shares	(648,509)	(498,013)
Admiral Shares	(163,922)	(122,709)
Institutional Shares	(148,701)	(139,459)
Institutional Plus Shares	(81,861)	(67,584)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,059,984)	(843,360)
Capital Share Transactions
Investor Shares	(8,197)	(3,346)
ETF Shares	2,341,008	4,378,081
Admiral Shares	837,853	846,320
Institutional Shares	(248,430)	182,946
Institutional Plus Shares	165,410	67,822
Net Increase (Decrease) from Capital Share Transactions	3,087,644	5,471,823
Total Increase (Decrease)	(1,170,582)	11,046,420
Net Assets
Beginning of Period	35,840,868	24,794,448
End of Period	34,670,286	35,840,868

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.17	$17.59	$17.92	$19.40	$19.81
Investment Operations
Net Investment Income	. 593[1]	.520[1]	.494	.502	. 627[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(2.342)	3.573	(.341)	(1.484)	(.413)
Total from Investment Operations	(1.749)	4.093	.153	(.982)	.214
Distributions
Dividends from Net Investment Income	(. 571)	(. 513)	(. 483)	(. 498)	(. 624)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 571)	(. 513)	(. 483)	(. 498)	(. 624)
Net Asset Value, End of Period	$18.85	$21.17	$17.59	$17.92	$19.40

Total Return[3]	-8.49%	23.62%	0.98%	-5.16%	1.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$557	$634	$530	$565	$552
Ratio of Total Expenses to Average Net Assets	0.20%	0.23%	0.23%	0.26%	0.29%
Ratio of Net Investment Income to
Average Net Assets	2.80%	2.70%	2.89%	2.70%	3.18%[2]
Portfolio Turnover Rate [4]	6%	4%	5%	3%	4%

1 Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.088 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$53.65	$44.60	$45.41	$49.17	$50.20
Investment Operations
Net Investment Income	1.557[1]	1.379[1]	1.304	1.335	1.665[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(5.911)	9.038	(.846)	(3.769)	(1.036)
Total from Investment Operations	(4.354)	10.417	.458	(2.434)	.629
Distributions
Dividends from Net Investment Income	(1.506)	(1.367)	(1.268)	(1.326)	(1.659)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.506)	(1.367)	(1.268)	(1.326)	(1.659)
Net Asset Value, End of Period	$47.79	$53.65	$44.60	$45.41	$49.17

Total Return	-8.37%	23.73%	1.17%	-5.05%	1.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,348	$21,640	$13,983	$13,525	$12,453
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%	0.11%	0.13%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.91%	2.82%	3.01%	2.83%	3.33%[2]
Portfolio Turnover Rate [3]	6%	4%	5%	3%	4%

1 Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.224 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$33.35	$27.72	$28.23	$30.57	$31.21
Investment Operations
Net Investment Income	. 969[1]	.855[1]	.811	.832	1.037[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(3.682)	5.625	(.532)	(2.346)	(.644)
Total from Investment Operations	(2.713)	6.480	.279	(1.514)	.393
Distributions
Dividends from Net Investment Income	(. 937)	(. 850)	(.789)	(. 826)	(1.033)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 937)	(. 850)	(.789)	(. 826)	(1.033)
Net Asset Value, End of Period	$29.70	$33.35	$27.72	$28.23	$30.57

Total Return[3]	-8.37%	23.75%	1.13%	-5.05%	1.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,458	$5,304	$3,635	$3,163	$2,551
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.13%	0.14%
Ratio of Net Investment Income to
Average Net Assets	2.89%	2.82%	3.01%	2.83%	3.33%[2]
Portfolio Turnover Rate [4]	6%	4%	5%	3%	4%

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$105.72	$87.88	$89.48	$96.89	$98.93
Investment Operations
Net Investment Income	3.046[1]	2.703[1]	2.577	2.651	3.299[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(11.621)	17.838	(1.669)	(7.429)	(2.049)
Total from Investment Operations	(8.575)	20.541	.908	(4.778)	1.250
Distributions
Dividends from Net Investment Income	(2.985)	(2.701)	(2.508)	(2.632)	(3.290)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.985)	(2.701)	(2.508)	(2.632)	(3.290)
Net Asset Value, End of Period	$94.16	$105.72	$87.88	$89.48	$96.89

Total Return	-8.35%	23.74%	1.15%	-5.03%	1.23%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,719	$5,532	$4,424	$4,501	$4,713
Ratio of Total Expenses to Average Net Assets	0.08%	0.10%	0.10%	0.11%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.92%	2.83%	3.02%	2.85%	3.35%[2]
Portfolio Turnover Rate [3]	6%	4%	5%	3%	4%

1 Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.441 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$111.96	$93.06	$94.75	$102.60	$104.76
Investment Operations
Net Investment Income	3.336[1]	2.863[1]	2.754	2.829	3.517[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(12.397)	18.928	(1.767)	(7.869)	(2.169)
Total from Investment Operations	(9.061)	21.791	.987	(5.040)	1.348
Distributions
Dividends from Net Investment Income	(3.189)	(2.891)	(2.677)	(2.810)	(3.508)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.189)	(2.891)	(2.677)	(2.810)	(3.508)
Net Asset Value, End of Period	$99.71	$111.96	$93.06	$94.75	$102.60

Total Return	-8.33%	23.79%	1.18%	-5.01%	1.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,588	$2,731	$2,222	$2,628	$2,122
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.94%	2.86%	3.05%	2.87%	3.37%[2]
Portfolio Turnover Rate [3]	6%	4%	5%	3%	4%

1 Calculated based on average shares outstanding.

2	Net investment income per share and the ratio of net investment income to average net assets include $.467 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund

28

FTSE All-World ex-US Index Fund

trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

29

FTSE All-World ex-US Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

30

FTSE All-World ex-US Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $1,887,000, representing 0.01% of the fund’s net assets and 0.75% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	3,129,093	17	—
Common Stocks—Other	965,331	30,176,733	6,256
Temporary Cash Investments	540,685	17,268	—
Futures Contracts—Assets[1]	4,723	—	—
Forward Currency Contracts—Assets	—	3,081	—
Forward Currency Contracts—Liabilities	—	(8,637)	—
Total	4,639,832	30,188,462	6,256

1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $379,955,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $435,320,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

31

FTSE All-World ex-US Index Fund

D. At October 31, 2018, the fair values of derivatives were reflected in the Statement of Nets Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	4,723	—	4,723
Unrealized Appreciation—Forward Currency Contracts	—	3,081	3,081
Total Assets	4,723	3,081	7,804

Variation Margin Payable—Futures Contracts	—	—	—
Unrealized Depreciation—Forward Currency Contracts	—	(8,637)	(8,637)
Total Liabilities	—	(8,637)	(8,637)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(14,789)	—	(14,789)
Forward Currency Contracts	—	(4,193)	(4,193)
Realized Net Gain (Loss) on Derivatives	(14,789)	(4,193)	(18,892)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(21,925)	—	(21,925)
Forward Currency Contracts	—	(561)	(561)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(21,925)	(561)	(22,486)

32

FTSE All-World ex-US Index Fund

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, foreign currency transactions, passive foreign investment companies, and tax expense capital gains were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	23,869
Total Distributable Earning (Loss)	(23,869)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts and forward currency contracts; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	210,866
Undistributed Long-Term Gains	—
Capital Loss Carryforwards*	(1,697,428)
Net Unrealized Gains (Losses)	1,787,567

*	Includes $79,230,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $1,618,198,000, which may be carried forward indefinitely but must be used before any expiring loss carryforwards.

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	33,040,645
Gross Unrealized Appreciation	5,830,598
Gross Unrealized Depreciation	(4,039,911)
Net Unrealized Appreciation (Depreciation)	1,790,687

33

FTSE All-World ex-US Index Fund

F. During the year ended October 31, 2018, the fund purchased $5,077,779,000 of investment securities and sold $2,177,605,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,816,919,000 and $116,988,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	180,096	8,517	185,838	9,692
Issued in Lieu of Cash Distributions	16,330	785	15,098	790
Redeemed	(204,623)	(9,700)	(204,282)	(10,635)
Net Increase (Decrease)—Investor Shares	(8,197)	(398)	(3,346)	(153)
ETF Shares
Issued	2,468,809	45,799	4,378,082	89,802
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(127,801)	(2,400)	(1)	—
Net Increase (Decrease)—ETF Shares	2,341,008	43,399	4,378,081	89,802
Admiral Shares
Issued	1,684,175	50,462	1,555,409	51,640
Issued in Lieu of Cash Distributions	137,578	4,203	103,093	3,416
Redeemed	(983,900)	(29,911)	(812,182)	(27,172)
Net Increase (Decrease)—Admiral Shares	837,853	24,754	846,320	27,884
Institutional Shares
Issued	1,143,356	10,929	1,033,029	10,732
Issued in Lieu of Cash Distributions	133,291	1,283	125,647	1,318
Redeemed	(1,525,077)	(14,417)	(975,730)	(10,071)
Net Increase (Decrease)—Institutional Shares	(248,430)	(2,205)	182,946	1,979
Institutional Plus Shares
Issued	836,366	7,382	443,419	4,349
Issued in Lieu of Cash Distributions	72,324	659	57,531	572
Redeemed	(743,280)	(6,486)	(433,128)	(4,405)
Net Increase (Decrease)—Institutional Plus Shares	165,410	1,555	67,822	516

34

FTSE All-World ex-US Index Fund

H. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds Realized					Oct. 31,
	2017		from	Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard FTSE
Emerging Markets
ETF	89,905	50,274	148,047	22,172	(14,304)	491	—	—
Vanguard Market
Liquidity Fund	519,427	NA1	NA1	27	12	3,091	—	540,685
Total	609,332	50,274	148,047	22,199	(14,292)	3,582	—	540,685

1 Not applicable—purchases and sales are for temporary cash investment purposes.

I. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

35

FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of October 31, 2018

Share-Class Characteristics
	Investor		Institutional
	Shares	ETF Shares	Shares
Ticker Symbol	VFSVX	VSS	VFSNX
Expense Ratio[1]	0.25%	0.13%	0.12%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	3,623	3,430
Median Market Cap	$1.5B	$1.5B
Price/Earnings Ratio	13.1x	13.2x
Price/Book Ratio	1.4x	1.4x
Return on Equity	10.3%	10.3%
Earnings Growth Rate	11.6%	11.6%
Dividend Yield	2.8%	2.8%
Turnover Rate	15%	—
Short-Term Reserves	-0.5%	—

Sector Diversification (% of equity exposure)
Fund
Basic Materials	9.1%
Consumer Goods	12.3
Consumer Services	11.6
Financials	21.5
Health Care	6.0
Industrials	22.7
Oil & Gas	4.9
Technology	8.3
Telecommunications	1.1
Utilities	2.5

Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.99
Beta	0.97

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Open Text Corp.	Software	0.4%
First Quantum Minerals
Ltd.	Nonferrous Material	0.3
Canopy Growth Corp.	Tobacco	0.3
CCL Industries Inc.	Containers &
	Packaging	0.3
Gildan Activewear Inc.	Clothing &
	Accessories	0.3
Onex Corp.	Asset Managers	0.2
WSP Global Inc.	Business Support
	Services	0.2
Methanex Corp.	Specialty Chemicals	0.2
Keyera Corp.	Exploration &
	Production	0.2
Canadian Apartment
Properties REIT	Residential REITs	0.2
Top Ten		2.6%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.22% for Investor Shares, 0.12% for ETF Shares, and 0.11% for Institutional Shares.

36

FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)

		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	10.7%	10.8%
Germany	4.1	4.1
Sweden	3.8	3.8
Switzerland	3.3	3.2
France	2.4	2.4
Italy	2.2	2.2
Netherlands	1.9	1.9
Norway	1.9	1.9
Spain	1.6	1.5
Finland	1.2	1.2
Belgium	1.2	1.2
Denmark	1.0	1.0
Other	1.7	1.6
Subtotal	37.0%	36.8%
Pacific
Japan	16.1%	16.2%
Australia	4.9	4.9
South Korea	4.6	4.6
Hong Kong	1.7	1.7
Singapore	1.4	1.4
Other	0.8	0.8
Subtotal	29.5%	29.6%
Emerging Markets
Taiwan	5.8%	5.8%
China	3.0	3.2
India	2.9	2.9
Thailand	1.8	1.8
Brazil	1.1	1.2
Other	4.5	4.3
Subtotal	19.1%	19.2%
North America
Canada	14.0%	14.0%
Middle East	0.4%	0.4%

37

FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 2, 2009, Through October 31, 2018

Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2018

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(4/2/2009)	Investment
	FTSE All-World ex-US Small-Cap Index
	Fund Investor Shares	-10.95%	2.35%	9.83%	$24,555

• • • • • • • •	FTSE Global Small Cap ex US Index	-10.89	2.30	10.26	25,500

– – – –	International Small-Cap Funds Average	-9.98	3.56	11.81	29,149
	FTSE Global All Cap ex US Index	-8.29	2.04	8.38	21,611

International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	-10.87%	2.49%	10.02%	$24,968
FTSE Global Small Cap ex US Index	-10.89	2.30	10.26	25,500
FTSE Global All Cap ex US Index	-8.29	2.04	8.38	21,611

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

38

FTSE All-World ex-US Small-Cap Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2018
			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
Institutional Shares	-10.85%	2.50%	10.04%	$12,505,275
FTSE Global Small Cap ex US Index	-10.89	2.30	10.26	12,750,158
FTSE Global All Cap ex US Index	-8.29	2.04	8.38	10,805,516

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: April 2, 2009, Through October 31, 2018

			Since
	One	Five	Inception
	Year	Years	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund ETF
Shares Market Price	-11.21%	12.23%	149.21%
FTSE All-World ex-US Small-Cap Index Fund ETF
Shares Net Asset Value	-10.87	13.07	149.68
FTSE Global Small Cap ex US Index	-10.89	12.06	155.00

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): April 2, 2009, Through October 31, 2018

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

39

FTSE All-World ex-US Small-Cap Index Fund

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	4/2/2009	0.66%	5.24%	11.16%
ETF Shares	4/2/2009
Market Price		0.33	5.26	11.33
Net Asset Value		0.75	5.38	11.36
Institutional Shares	4/2/2009	0.77	5.40	11.38

40

FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of October 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	Northern Star Resources Ltd.	1,608,615	10,049	0.2%
§,1	Australia—Other †		280,495	4.6%
			290,544	4.8%

§,1Austria †			47,590	0.8%

Belgium †			68,649	1.1%

[1]Brazil †			68,239	1.1%

Canada
	Open Text Corp.	684,768	23,116	0.4%
	First Quantum Minerals Ltd.	1,846,037	18,426	0.3%
^,*	Canopy Growth Corp.	471,832	17,358	0.3%
	CCL Industries Inc. Class B	394,648	16,602	0.3%
	Gildan Activewear Inc.	551,453	16,483	0.3%
	Onex Corp.	226,947	14,921	0.2%
	WSP Global Inc.	280,539	14,005	0.2%
	Methanex Corp.	215,945	13,984	0.2%
	Keyera Corp.	554,152	13,807	0.2%
	Canadian Apartment Properties REIT	387,830	13,790	0.2%
^,*	Aurora Cannabis Inc.	2,027,060	13,766	0.2%
*	Bombardier Inc. Class B	5,612,371	13,600	0.2%
	CAE Inc.	732,792	12,925	0.2%
	Algonquin Power & Utilities Corp.	1,261,461	12,591	0.2%
^	Parkland Fuel Corp.	355,312	11,932	0.2%
^	H&R REIT	782,735	11,838	0.2%
	Cameco Corp.	1,064,654	11,403	0.2%
	Industrial Alliance Insurance & Financial Services Inc.	298,181	10,541	0.2%

41

	FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Toromont Industries Ltd.	211,875	9,975	0.2%
	Kirkland Lake Gold Ltd.	506,518	9,938	0.2%
	Ritchie Bros Auctioneers Inc.	294,301	9,899	0.2%
^	Vermilion Energy Inc.	372,483	9,878	0.2%
^	PrairieSky Royalty Ltd.	633,890	9,630	0.2%
	TMX Group Ltd.	149,750	9,418	0.2%
	Finning International Inc.	447,613	9,296	0.2%
	West Fraser Timber Co. Ltd.	179,669	9,027	0.2%
^	AltaGas Ltd.	710,809	8,936	0.1%
^	ARC Resources Ltd.	953,700	8,882	0.1%
^	Allied Properties REIT	273,992	8,804	0.1%
*	Kinross Gold Corp.	3,364,261	8,740	0.1%
§	Canada—Other †		462,796	7.7%
			836,307	13.9%

	Chile †		16,346	0.3%

	§,1China †		188,870	3.1%

	Colombia †		3,022	0.1%

	Czech Republic †		105	0.0%

	Denmark
	Royal Unibrew A/S	131,689	9,345	0.2%
§,1	Denmark—Other †		50,124	0.8%
			59,469	1.0%

	§Egypt †		5,925	0.1%

	Finland
	Amer Sports Oyj	308,864	11,481	0.2%
	Finland—Other †		59,832	1.0%
			71,313	1.2%
	France
1	Euronext NV	188,950	11,627	0.2%
1	France—Other †		129,703	2.2%
			141,330	2.4%

	[1]Germany †		241,950	4.0%

	§Greece †		7,844	0.1%

	§,1Hong Kong †		100,011	1.7%

	Hungary †		405	0.0%

	§,1India †		173,859	2.9%

	Indonesia †		32,471	0.5%

	Ireland †		20,740	0.4%

42

	FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Israel †		25,991	0.4%
	§,1Italy †		131,447	2.2%
	Japan †		961,981	16.0%
	Kuwait †		2,371	0.0%
	[1]Malaysia †		54,901	0.9%
	[1]Mexico †		25,563	0.4%
	Netherlands
	*,^ Galapagos NV	124,733	12,815	0.2%
	IMCD NV	142,754	9,681	0.2%
§,1	Netherlands—Other †		88,864	1.5%
			111,360	1.9%
	§New Zealand †		47,134	0.8%
	Norway
	Storebrand ASA	1,267,097	10,531	0.2%
	TGS NOPEC Geophysical Co. ASA	277,640	9,275	0.1%
1	Norway—Other †		90,402	1.5%
			110,208	1.8%
	Pakistan †		18,944	0.3%
	[1]Philippines †		19,014	0.3%
	§,1Poland †		36,758	0.6%
	Portugal †		23,531	0.4%
	Qatar †		1,755	0.0%
	[1]Russia †		4,590	0.1%
	§Singapore †		83,412	1.4%
	South Africa †		31,588	0.5%
	§,1South Korea †		274,937	4.6%
	§,1Spain †		92,874	1.6%
	Sweden
	Castellum AB	731,529	12,610	0.2%
*	Fabege AB	715,114	9,132	0.2%
1	Sweden—Other †		206,871	3.4%
			228,613	3.8%

43

	FTSE All-World ex-US Small-Cap Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	Switzerland
^	BB Biotech AG		149,171	9,371	0.2%
§,1	Switzerland—Other †			185,991	3.1%
				195,362	3.3%

	§Taiwan †			348,887	5.8%

	§,1Thailand †			109,962	1.8%

	§,1Turkey †			12,020	0.2%
	United Arab Emirates †			2,499	0.0%
	United Kingdom
*	Tullow Oil plc		3,728,740	10,698	0.2%
	SSP Group plc		1,235,309	10,532	0.2%
	Beazley plc		1,401,526	9,410	0.2%
	Electrocomponents plc		1,183,665	9,372	0.2%
	Intermediate Capital Group plc		753,062	9,146	0.2%
	Rotork plc		2,353,028	9,010	0.1%
	HomeServe plc		734,048	8,911	0.1%
	BBA Aviation plc		2,772,176	8,501	0.1%
	Spectris plc		308,813	8,449	0.1%
§,1	United Kingdom—Other †			556,464	9.3%
				640,493	10.7%
	Total Common Stocks (Cost $6,434,866)			5,971,184	99.3%[2]

		Coupon
	Temporary Cash Investments
	Money Market Fund
[3,4]	Vanguard Market Liquidity Fund	2.308%	4,141,041	414,104	6.9%

	5U. S. Government and Agency Obligations †			14,892	0.2%
	Total Temporary Cash Investments (Cost $428,988)			428,996	7.1%[2]
	Total Investments (Cost $6,863,854)			6,400,180	106.4%
	Other Assets and Liabilities
	Other Assets [3,6]			44,948	0.7%
	Liabilities [3]			(429,326)	(7.1%)
				(384,378)	(6.4%)
	Net Assets			6,015,802	100.0%

44

FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	5,986,076
Affiliated Issuers	414,104
Total Investments in Securities	6,400,180
Investment in Vanguard	338
Receivables for Investment Securities Sold	1,469
Receivables for Accrued Income	15,383
Receivables for Capital Shares Issued	2,235
Variation Margin Receivable—Futures Contracts	479
Unrealized Appreciation—Forward Currency Contracts	2,419
Other Assets [3,6]	22,625
Total Assets	6,445,128
Liabilities
Payables for Investment Securities Purchased	7,612
Collateral for Securities on Loan	416,732
Payables for Capital Shares Redeemed	505
Payables to Vanguard	1,504
Variation Margin Payable—Futures Contracts	1
Unrealized Depreciation—Forward Currency Contracts	2,677
Other Liabilities	295
Total Liabilities	429,326
Net Assets	6,015,802

At October 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	6,579,803
Total Distributable Earnings (Loss)	(564,001)
Net Assets	6,015,802

Investor Shares—Net Assets
Applicable to 20,890,405 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	804,286
Net Asset Value Per Share—Investor Shares	$38.50

45

FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 49,624,142 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,008,576
Net Asset Value Per Share—ETF Shares	$100.93

Institutional Shares—Net Assets
Applicable to 1,052,208 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	202,940
Net Asset Value Per Share—Institutional Shares	$192.87

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $375,389,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
§ Certain of the fund’s securities are valued using significant unobservable inputs.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $239,851,000, representing 4.0% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 6.4%, respectively, of net assets.
3 Includes $416,732,000 of collateral received for securities on loan, of which $401,898,000 is held in Vanguard Market Liquidity
Fund and $14,834,000 is held in cash.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $3,574,000 have been segregated as initial margin for open futures contracts.
6 Cash of $1,330,000 has been segregated as collateral for open forward currency contracts.
REIT—Real Estate Investment Trust.

46

FTSE All-World ex-US Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional	Appreciation
		Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2018			339	12,268	(407)
E-mini Russell 2000 Index	December 2018			150	11,339	(978)
MSCI Emerging Markets Index	December 2018			226	10,811	(665)
Topix Index	December 2018			57	8,288	(508)
						(2,558)

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
			Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank, N.A.	12/28/18	EUR	44,964	USD	52,846	(1,632)
BNP Paribas	12/18/18	JPY 5,459,774		USD	49,049	(453)
Morgan Stanley Capital Services LLC	12/28/18	EUR	14,770	USD	17,351	(528)
JPMorgan Chase Bank, N.A.	12/18/18	JPY	246,225	USD	2,199	(8)
Goldman Sachs International	12/28/18	EUR	1,363	USD	1,587	(35)
Toronto-Dominion Bank	12/28/18	USD	21,092	EUR	17,822	793
BNP Paribas	12/28/18	USD	20,926	EUR	17,662	810
JPMorgan Chase Bank, N.A.	12/18/18	USD	20,002	JPY	2,237,500	86
Citibank, N.A.	12/28/18	USD	16,113	EUR	13,609	613
Toronto-Dominion Bank	12/18/18	USD	14,888	JPY	1,664,700	71
Goldman Sachs International	12/18/18	USD	6,254	JPY	700,905	16
Goldman Sachs International	12/18/18	USD	2,412	JPY	273,375	(21)
Goldman Sachs International	12/28/18	USD	1,361	EUR	1,168	30
						(258)
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

At October 31, 2018, the counterparties had deposited in segregated accounts securities with a value of $1,083,000 and cash of $560,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

47

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Year Ended
October 31, 2018
($000)
Investment Income
Income
Dividends[1]	151,532
Interest [2]	697
Securities Lending—Net	16,583
Total Income	168,812
Expenses
The Vanguard Group—Note B
Investment Advisory Services	940
Management and Administrative—Investor Shares	1,387
Management and Administrative—ETF Shares	3,233
Management and Administrative—Institutional Shares	141
Marketing and Distribution—Investor Shares	160
Marketing and Distribution—ETF Shares	253
Marketing and Distribution—Institutional Shares	5
Custodian Fees	1,844
Auditing Fees	44
Shareholders’ Reports and Proxy—Investor Shares	14
Shareholders’ Reports and Proxy—ETF Shares	330
Shareholders’ Reports and Proxy—Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	8,355
Net Investment Income	160,457
Realized Net Gain (Loss)
Investment Securities Sold [2,3]	198,740
Futures Contracts	1,952
Forward Currency Contracts	(1,149)
Foreign Currencies	(806)
Realized Net Gain (Loss)	198,737
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	(1,128,254)
Futures Contracts	(4,747)
Forward Currency Contracts	662
Foreign Currencies	(195)
Change in Unrealized Appreciation (Depreciation)	(1,132,534)
Net Increase (Decrease) in Net Assets Resulting from Operations	(773,340)

1 Dividends are net of foreign withholding taxes of $14,657,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $522,000, ($50,000), and ($7,000), respectively. Purchases and sales are for temporary cash investment purposes.

3 Includes $175,546,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

48

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	160,457	107,010
Realized Net Gain (Loss)	198,737	57,506
Change in Unrealized Appreciation (Depreciation)	(1,132,534)	778,139
Net Increase (Decrease) in Net Assets Resulting from Operations	(773,340)	942,655
Distributions
Net Investment Income
Investor Shares	(22,105)	(16,555)
ETF Shares	(131,769)	(89,996)
Institutional Shares	(6,194)	(4,326)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(160,068)	(110,877)
Capital Share Transactions
Investor Shares	117,909	162,348
ETF Shares	1,220,600	1,246,669
Institutional Shares	4,805	18,432
Net Increase (Decrease) from Capital Share Transactions	1,343,314	1,427,449
Total Increase (Decrease)	409,906	2,259,227
Net Assets
Beginning of Period	5,605,896	3,346,669
End of Period	6,015,802	5,605,896

See accompanying Notes, which are an integral part of the Financial Statements.

49

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$44.36	$36.74	$36.27	$38.10	$38.99
Investment Operations
Net Investment Income	1.115[1]	.965[1]	.933	.887	.909
Net Realized and Unrealized Gain (Loss)
on Investments [2]	(5.832)	7.684	.461	(1.769)	(.834)
Total from Investment Operations	(4.717)	8.649	1.394	(.882)	.075
Distributions
Dividends from Net Investment Income	(1.143)	(1.029)	(.924)	(.948)	(.965)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.143)	(1.029)	(.924)	(.948)	(.965)
Net Asset Value, End of Period	$38.50	$44.36	$36.74	$36.27	$38.10

Total Return[3]	-10.95%	24.02%	3.95%	-2.33%	0.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$804	$812	$520	$446	$382
Ratio of Total Expenses to Average Net Assets	0.22%	0.25%	0.27%	0.31%	0.37%
Ratio of Net Investment Income to
Average Net Assets	2.50%	2.40%	2.63%	2.41%	2.25%
Portfolio Turnover Rate [4]	15%	14%	14%	9%	13%

1 Calculated based on average shares outstanding.

2	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.01. Effective July 25, 2014, fees were eliminated.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$116.30	$96.34	$95.09	$99.89	$102.21
Investment Operations
Net Investment Income	3.019[1]	2.650[1]	2.574	2.461	2.570
Net Realized and Unrealized Gain (Loss)
on Investments [2]	(15.269)	20.140	1.216	(4.634)	(2.169)
Total from Investment Operations	(12.250)	22.790	3.790	(2.173)	.401
Distributions
Dividends from Net Investment Income	(3.120)	(2.830)	(2.540)	(2.627)	(2.721)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.120)	(2.830)	(2.540)	(2.627)	(2.721)
Net Asset Value, End of Period	$100.93	$116.30	$96.34	$95.09	$99.89

Total Return	-10.87%	24.16%	4.11%	-2.19%	0.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,009	$4,568	$2,652	$2,407	$1,947
Ratio of Total Expenses to Average Net Assets	0.12%	0.13%	0.13%	0.17%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.60%	2.52%	2.77%	2.55%	2.43%
Portfolio Turnover Rate [3]	15%	14%	14%	9%	13%

1 Calculated based on average shares outstanding.

2	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.04. Effective July 25, 2014, fees were eliminated.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$222.24	$184.07	$181.69	$190.87	$195.32
Investment Operations
Net Investment Income	5.748[1]	5.044[1]	4.937	4.756	4.933
Net Realized and Unrealized Gain (Loss)
on Investments [2]	(29.138)	38.536	2.326	(8.864)	(4.161)
Total from Investment Operations	(23.390)	43.580	7.263	(4.108)	.772
Distributions
Dividends from Net Investment Income	(5.980)	(5.410)	(4.883)	(5.072)	(5.222)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.980)	(5.410)	(4.883)	(5.072)	(5.222)
Net Asset Value, End of Period	$192.87	$222.24	$184.07	$181.69	$190.87

Total Return[3]	-10.85%	24.18%	4.11%	-2.17%	0.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$203	$226	$175	$164	$57
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.15%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.61%	2.53%	2.78%	2.57%	2.44%
Portfolio Turnover Rate [4]	15%	14%	14%	9%	13%

1 Calculated based on average shares outstanding.

2	Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.06. Effective July 25, 2014, fees were eliminated.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has

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FTSE All-World ex-US Small-Cap Index Fund

entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

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FTSE All-World ex-US Small-Cap Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

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FTSE All-World ex-US Small-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $338,000, representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

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FTSE All-World ex-US Small-Cap Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	949,375	—	102
Common Stocks—Other	31,743	4,980,961	9,003
Temporary Cash Investments	414,104	14,892	—
Futures Contracts—Assets[1]	479	—	—
Futures Contracts—Liabilities[1]	(1)	—	—
Forward Currency Contracts—Assets	—	2,419	—
Forward Currency Contracts—Liabilities	—	(2,677)	—
Total	1,395,700	4,995,595	9,105

1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $64,952,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $73,029,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

D. At October 31, 2018, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	479	—	479
Unrealized Appreciation—Forward Currency Contracts	—	2,419	2,419
Total Assets	479	2,419	2,898

Variation Margin Payable—Futures Contracts	(1)	—	(1)
Unrealized Depreciation—Forward Currency Contracts	—	(2,677)	(2,677)
Total Liabilities	(1)	(2,677)	(2,678)

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FTSE All-World ex-US Small-Cap Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	1,952	—	1,952
Forward Currency Contracts	—	(1,149)	(1,149)
Realized Net Gain (Loss) on Derivatives	1,952	(1,149)	803

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(4,747)	—	(4,747)
Forward Currency Contracts	—	662	662
Change in Unrealized Appreciation (Depreciation) on Derivatives	(4,747)	662	(4,085)

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, and tax expense capital gains were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	175,546
Total Distributable Earnings (Loss)	(175,546)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts and forward currency contracts; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	75,616
Undistributed Long-Term Gains	—
Capital Loss Carryforwards*	(127,557)
Net Unrealized Gains (Losses)	(510,933)

*	Includes $8,715,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $118,842,000, which may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund used capital loss carryforwards of $11,915,000 to offset taxable capital gains realized during the year ended October 31, 2018, reducing the amount of capital gains that would otherwise be available to distribute to shareholders.

58

FTSE All-World ex-US Small-Cap Index Fund

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,910,347
Gross Unrealized Appreciation	528,834
Gross Unrealized Depreciation	(1,039,509)
Net Unrealized Appreciation (Depreciation)	(510,675)

F. During the year ended October 31, 2018, the fund purchased $2,690,811,000 of investment securities and sold $1,341,474,000 of investment securities, other than temporary cash investments. Purchases and sales include $976,170,000 and $430,716,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	311,292	6,977	268,136	6,796
Issued in Lieu of Cash Distributions	19,120	433	14,233	370
Redeemed	(212,503)	(4,819)	(120,021)	(3,006)
Net Increase (Decrease)—Investor Shares	117,909	2,591	162,348	4,160
ETF Shares
Issued	1,687,576	14,347	1,304,242	12,247
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(466,976)	(4,000)	(57,573)	(500)
Net Increase (Decrease)—ETF Shares	1,220,600	10,347	1,246,669	11,747
Institutional Shares
Issued	46,983	217	66,784	330
Issued in Lieu of Cash Distributions	6,012	27	4,326	22
Redeemed	(48,190)	(209)	(52,678)	(285)
Net Increase (Decrease) —Institutional Shares	4,805	35	18,432	67

H. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

59

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vanguard FTSE All-World ex-US Small-Cap Index Fund and statements of net assets—investments summary of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018 and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 18, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

60

Special 2018 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $800,266,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $1,081,836,000 and foreign taxes paid of $89,479,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2019 to determine the calendar-year amounts to be included on their 2018 tax returns.

Special 2018 tax information (unaudited) for Vanguard FTSE All-World ex-US Small-Cap Index Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $77,774,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $153,562,000 and foreign taxes paid of $15,566,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2019 to determine the calendar-year amounts to be included on their 2018 tax returns.

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2018. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE International Index Funds
Periods Ended October 31, 2018
	One	Five	Ten
	Year	Years	Years
FTSE All-World ex-US Index Fund Investor Shares
Returns Before Taxes	-8.49%	1.83%	6.94%
Returns After Taxes on Distributions	-9.15	1.10	6.29
Returns After Taxes on Distributions and Sale of
Fund Shares	-4.61	1.33	5.59

			Since
	One	Five	Inception
	Year	Years	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund Investor Shares
Returns Before Taxes	-10.95%	2.35%	9.83%
Returns After Taxes on Distributions	-11.66	1.56	9.10
Returns After Taxes on Distributions and Sale of
Fund Shares	-6.18	1.63	7.93

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

63

Six Months Ended October 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2018	10/31/2018	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$888.42	$0.81
ETF Shares	1,000.00	889.15	0.38
Admiral Shares	1,000.00	889.99	0.52
Institutional Shares	1,000.00	889.26	0.29
Institutional Plus Shares	1,000.00	889.32	0.24
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$853.47	$0.89
ETF Shares	1,000.00	853.83	0.51
Institutional Shares	1,000.00	853.94	0.47
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.90	0.31
Institutional Plus Shares	1,000.00	1,024.95	0.26
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.25	$0.97
ETF Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.70	0.51

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.17% for Investor Shares, 0.08% for ETF Shares, 0.11% for Admiral Shares, 0.06% for Institutional Shares, and 0.05% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.19% for Investor Shares, 0.11% for ETF Shares, and 0.10% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

64

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

65

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

66

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan Mortimer J. Buckley Gregory Davis John James Martha G. King John T. Marcante	Chris D. McIsaac James M. Norris Thomas M. Rampulla Karin A. Risi Anne E. Robinson Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

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© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7700 122018

Annual Report | October 31, 2018

Vanguard Global ex-U.S. Real Estate Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Fund Profile.	5
Performance Summary.	7
Financial Statements.	10
Your Fund’s After-Tax Returns.	40
About Your Fund’s Expenses.	41
Glossary.	43

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• Vanguard Global ex-U.S. Real Estate Index Fund returned –6.61% for Investor Shares for the 12 months ended October 31, 2018, closely tracking its benchmark.

• Returns were negative in all three of the largest global real estate sectors—the Pacific region, Europe, and emerging markets. The S&P Global ex-U.S. Property Index returned –6.79% for the period. The FTSE All-World ex US Index, which includes large- and mid-capitalization stocks in emerging and developed markets outside the United States, returned –7.99%.

• China was the largest detractor in emerging markets while Hong Kong subtracted most from the Pacific region. Germany and Sweden were among the few European markets turning in a positive performance.

• Please note that shortly after the close of the period, Vanguard lowered the investment minimum for your fund’s Admiral Shares from $10,000 to $3,000.

Total Returns: Fiscal Year Ended October 31, 2018
Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	-6.61%
ETF Shares
Market Price	-6.78
Net Asset Value	-6.42
Admiral™ Shares	-6.43
Institutional Shares	-6.42
S&P Global ex-U.S. Property Index	-6.79
International Real Estate Funds Average	-3.07

International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Inception Through October 31, 2018
Average
Annual Return
Global ex-U.S. Real Estate Index Fund Investor Shares (Returns since inception: 11/1/2010)	4.51%
S&P Global ex-U.S. Property Index	4.31
International Real Estate Funds Average	4.02
International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.34%	0.14%	0.14%	0.12%	1.36%

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the fund’s expense ratios were 0.31% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.11% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: International Real Estate Funds.

2

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

3

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Mortimer J. Buckley

President and Chief Executive Officer

November 16, 2018

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	6.98%	11.31%	11.05%
Russell 2000 Index (Small-caps)	1.85	10.68	8.01
Russell 3000 Index (Broad U.S. market)	6.60	11.27	10.81
FTSE All-World ex US Index (International)	-7.99	4.57	2.01

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.05%	1.04%	1.83%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.51	1.90	3.25
FTSE Three-Month U. S. Treasury Bill Index	1.67	0.86	0.52

CPI
Consumer Price Index	2.52%	2.07%	1.60%

4

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of October 31, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VGXRX	VNQI	VGRLX	VGRNX
Expense Ratio[1]	0.34%	0.14%	0.14%	0.12%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	635	567
Median Market Cap	$5.9B	$5.9B
Price/Earnings Ratio	8.0x	8.0x
Price/Book Ratio	0.9x	1.0x
Return on Equity	10.7%	10.8%
Earnings Growth Rate	13.3%	13.4%
Dividend Yield	4.0%	4.0%
Turnover Rate	7%	—
Short-Term Reserves	-0.6%	—

Allocation by Region (% of equity exposure)

Volatility Measures
	S&P
	Global	MSCI AC
	ex-U.S.	World
	Property	Index
	Index	ex USA
R-Squared	0.99	0.78
Beta	0.97	0.89

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Unibail-Rodamco-
Westfield	Retail REITs	2.6%
Vonovia SE	Real Estate
	Operating
	Companies	2.4
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	2.3
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	2.3
Daiwa House Industry	Diversified Real
Co. Ltd.	Estate Activities	2.1
Sun Hung Kai Properties Diversified Real
Ltd.	Estate Activities	2.0
Link REIT	Retail REITs	1.9
CK Asset Holdings Ltd.	Real Estate
	Development	1.8
Sumitomo Realty &	Diversified Real
Development Co. Ltd.	Estate Activities	1.7
Deutsche Wohnen SE	Real Estate
	Operating
	Companies	1.7
Top Ten		20.8%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.31% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.11% for Institutional Shares.

5

Global ex-U.S. Real Estate Index Fund

Market Diversification (% of equity exposure)

		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
Germany	7.0%	7.1%
United Kingdom	7.0	7.1
France	5.5	5.5
Sweden	2.2	2.2
Switzerland	1.5	1.5
Spain	1.0	1.0
Other	2.7	2.7
Subtotal	26.9%	27.1%
Pacific
Japan	23.1%	23.2%
Hong Kong	12.1	12.1
Australia	8.5	8.6
Singapore	5.4	5.4
Other	0.5	0.5
Subtotal	49.6%	49.8%
Emerging Markets
China	9.1%	9.0%
South Africa	2.3	2.3
Philippines	1.5	1.5
Thailand	1.5	1.5
United Arab Emirates	1.0	1.0
Other	4.5	4.3
Subtotal	19.9%	19.6%
North America
Canada	2.5%	2.5%
Middle East	0.9%	0.9%
Other	0.2%	0.1%

6

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 1, 2010, Through October 31, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2018

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index Fund
Investor Shares	-7.07%	2.16%	4.45%	$14,168

S&P Global ex-U.S. Property Index	-6.79	1.96	4.31	14,012

International Real Estate Funds Average	-3.07	2.12	4.02	13,705
MSCI All Country World Index ex USA	-7.80	2.10	3.50	13,165

International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index FundETF
Shares Net Asset Value	-6.42%	2.43%	4.67%	$14,405
S&P Global ex-U.S. Property Index	-6.79	1.96	4.31	14,012
MSCI All Country World Index ex USA	-7.80	2.10	3.50	13,165

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

7

Global ex-U.S. Real Estate Index Fund

		Average Annual Total Returns
	Periods Ended October 31, 2018
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(2/10/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Admiral Shares	-6.89%	2.34%	4.85%	$14,412
S&P Global ex-U.S. Property Index	-6.79	1.96	4.56	14,107
MSCI All Country World Index ex USA	-7.80	2.10	3.21	12,760

"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/19/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Institutional Shares	-6.88%	2.36%	4.66%	$7,048,560

S&P Global ex-U.S. Property Index	-6.79	1.96	4.39	6,908,855

MSCI All Country World Index ex USA	-7.80	2.10	2.87	6,187,060

"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 1, 2010, Through October 31, 2018

			Since
	One	Five	Inception
	Year	Years	(11/1/2010)
Global ex-U.S. Real Estate Index Fund ETF Shares
Market Price	-6.78%	12.26%	43.18%
Global ex-U.S. Real Estate Index Fund ETF Shares
Net Asset Value	-6.42	12.76	44.05
S&P Global ex-U.S. Property Index	-6.79	10.20	40.12

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

8

Global ex-U.S. Real Estate Index Fund

Fiscal-Year Total Returns (%): November 1, 2010, Through October 31, 2018

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	11/1/2010	-0.51%	3.89%	5.34%
Fee-Adjusted Returns		-0.99	3.80	5.28
ETF Shares	11/1/2010
Market Price		-0.64	4.00	5.44
Net Asset Value		-0.33	4.06	5.50
Admiral Shares	2/10/2011	-0.33	4.07	5.77
Fee-Adjusted Returns		-0.82	3.98	5.71
Institutional Shares	4/19/2011	-0.32	4.09	5.61
Fee-Adjusted Returns		-0.81	4.00	5.54

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The Fiscal-Year Total Returns chart is not adjusted for fees.

9

Global ex-U.S. Real Estate Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (98.9%)[1]
Australia (8.4%)
Scentre Group	32,268,408	90,909
Goodman Group	9,687,000	71,194
LendLease Group	3,529,950	44,084
Dexus	6,099,700	44,072
GPT Group	10,841,905	39,651
Stockland	14,711,671	37,634
Vicinity Centres	19,428,664	36,446
Mirvac Group	22,401,769	34,459
Charter Hall Group	2,804,065	13,724
Investa Office Fund	2,994,542	11,782
Shopping Centres
Australasia Property
Group	5,051,547	9,188
BWP Trust	2,910,521	7,142
Cromwell Property
Group	8,649,331	6,313
Charter Hall Retail
REIT	1,967,431	5,930
Abacus Property
Group	1,954,683	4,550
National Storage REIT	3,670,539	4,435
Viva Energy REIT	2,623,847	4,054
Growthpoint Properties
Australia Ltd.	1,531,564	3,950
Aveo Group	2,536,538	3,318
Charter Hall Long
Wale REIT	1,087,937	3,177
Rural Funds Group	1,954,043	2,952
GDI Property Group	3,015,769	2,755
Folkestone Education
Trust	1,323,859	2,678
Ingenia Communities
Group	1,225,737	2,498
Arena REIT	1,545,157	2,373
Propertylink Group	2,627,019	2,177

	Hotel Property
	Investments	841,102	1,840
	Cedar Woods
	Properties Ltd.	344,220	1,293
	Industria REIT	632,742	1,133
	Villa World Ltd.	714,928	1,019
	Servcorp Ltd.	14,200	35
			496,765
Austria (0.6%)
	CA Immobilien
	Anlagen AG	444,203	14,455
*	IMMOFINANZ AG	561,064	13,356
	S IMMO AG	316,186	5,406
^	BUWOG AG	67,449	2,292
			35,509
Belgium (0.9%)
	Cofinimmo SA	127,699	15,271
	Warehouses De
	Pauw CVA	102,375	13,277
	Aedifica SA	108,669	9,091
	Befimmo SA	139,434	7,643
	Retail Estates NV	46,157	3,685
	Intervest Offices &
	Warehouses NV	98,851	2,567
			51,534
Brazil (0.7%)
*	BR Malls Participacoes
	SA	5,472,016	18,674
	Multiplan
	Empreendimentos
	Imobiliarios SA	1,696,548	10,485
	Iguatemi Empresa de
	Shopping Centers SA	549,486	5,738
	Aliansce Shopping
	Centers SA	554,837	2,612
	BR Properties SA	780,774	1,638
	Sonae Sierra Brasil SA	138,165	852
			39,999

10

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
Canada (2.5%)
^	RioCan REIT	926,359	16,888
	First Capital Realty
	Inc.	1,048,261	15,639
^	Canadian Apartment
	Properties REIT	430,565	15,310
	H&R REIT	857,380	12,967
^	Allied Properties REIT	294,692	9,469
^	SmartCentres REIT	396,136	9,051
	Choice Properties
	REIT	818,958	7,428
^	Tricon Capital Group
	Inc.	808,074	6,421
^	Dream Global REIT	562,224	5,731
	Granite REIT	134,698	5,562
^	Boardwalk REIT	135,370	5,040
^	Cominar REIT	538,108	4,468
^	Artis REIT	449,003	3,820
	Northview Apartment
	REIT	163,676	3,147
^	Dream Office REIT	175,535	3,107
	Killam Apartment
	REIT	239,678	2,944
^	InterRent REIT	305,465	2,928
^	Crombie REIT	263,973	2,641
^	NorthWest Healthcare
	Properties REIT	301,775	2,432
*	DREAM Unlimited
	Corp. Class A	421,498	2,321
	Dream Industrial REIT	257,130	1,910
	CT REIT	187,742	1,854
	Summit Industrial
	Income REIT	247,441	1,697
^	Slate Retail REIT	127,011	1,221
^	Slate Office REIT	203,345	1,193
	Morguard North
	American Residential
	REIT	95,615	1,180
	Agellan Commercial
	REIT	98,494	964
	True North Commercial
	REIT	174,518	850
			148,183
Chile (0.2%)
	Parque Arauco SA	4,154,456	9,424

China (9.0%)
	China Overseas Land
	& Investment Ltd.	22,559,710	70,924
	China Resources
	Land Ltd.	16,374,446	55,693
	Country Garden
	Holdings Co. Ltd.	43,341,163	46,642

^	China Evergrande
	Group	18,172,921	43,575
	Sunac China Holdings
	Ltd.	13,854,278	37,919
	China Vanke Co. Ltd.	7,966,483	24,600
	Longfor Group
	Holdings Ltd.	8,970,208	21,799
	Shimao Property
	Holdings Ltd.	6,454,164	12,718
	China Jinmao Holdings
	Group Ltd.	25,212,054	10,623
	Jiayuan International
	Group Ltd.	5,990,000	10,515
	Agile Group Holdings
	Ltd.	8,741,409	10,043
	Guangzhou R&F
	Properties Co. Ltd.	6,092,209	9,619
	CIFI Holdings Group
	Co. Ltd.	22,038,000	9,246
	Sino-Ocean Group
	Holding Ltd.	18,908,829	7,433
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	5,746,518	7,315
	Logan Property
	Holdings Co. Ltd.	7,623,984	7,061
^	Future Land
	Development
	Holdings Ltd.	10,366,000	5,979
	Yuexiu Property Co.
	Ltd.	37,335,094	5,925
	KWG Group Holdings
	Ltd.	7,302,158	5,604
	Shenzhen Investment
	Ltd.	18,894,201	5,438
	Yuexiu REIT	7,885,516	4,790
^	Zhenro Properties
	Group Ltd.	7,713,000	4,674
	China Aoyuan Property
	Group Ltd.	7,820,000	4,591
*	Renhe Commercial
	Holdings Co. Ltd.	127,131,484	4,310
	Shui On Land Ltd.	20,896,538	4,223
*,^	Ronshine China
	Holdings Ltd.	3,542,000	3,996
	SOHO China Ltd.	11,402,045	3,876
	China South City
	Holdings Ltd.	26,090,111	3,835
	Yuzhou Properties
	Co. Ltd.	10,683,470	3,814
	China SCE Group
	Holdings Ltd.	11,084,766	3,789

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^,2	Red Star Macalline
	Group Corp. Ltd.	4,035,324	3,570
	Poly Property Group
	Co. Ltd.	11,677,048	3,499
	Kaisa Group Holdings
	Ltd.	13,218,000	3,233
	Powerlong Real Estate
	Holdings Ltd.	9,391,139	3,223
*,2	China Logistics
	Property Holdings
	Co. Ltd.	9,509,000	3,153
	Hopson Development
	Holdings Ltd.	4,012,710	3,085
	Times China Holdings
	Ltd.	3,221,000	2,822
	Zall Smart Commerce
	Group Ltd.	3,652,000	2,613
	Gemdale Properties &
	Investment Corp. Ltd.	27,512,000	2,540
	Greentown China
	Holdings Ltd.	3,541,814	2,475
^,2	Redco Group	5,426,000	2,458
^	China Overseas Grand
	Oceans Group Ltd.	7,889,079	2,445
	Joy City Property Ltd.	21,853,515	2,323
	C C Land Holdings Ltd.	9,723,500	2,310
*,^	Zhuguang Holdings
	Group Co. Ltd.	12,316,000	2,282
*,2	Sunshine 100 China
	Holdings Ltd.	4,655,000	2,258
	Road King
	Infrastructure Ltd.	1,449,000	2,243
*	Skyfame Realty
	Holdings Ltd.	12,981,012	2,235
^	LVGEM China Real
	Estate Investment
	Co. Ltd.	6,584,000	1,853
	Shanghai Jinqiao
	Export Processing
	Zone Development
	Co. Ltd. Class B	1,668,650	1,849
	Beijing Capital Land
	Ltd.	5,089,034	1,728
	Central China Real
	Estate Ltd.	4,426,000	1,617
	Yida China Holdings
	Ltd.	4,482,000	1,520
	Shanghai Industrial
	Urban Development
	Group Ltd.	8,552,799	1,280
*	C&D International
	Investment Group Ltd.	1,425,000	1,237
	Minmetals Land Ltd.	7,956,000	1,221

*,^	Ground International
	Development Ltd.	11,520,000	1,177
	Nam Tai Property Inc.	124,518	1,149
	Beijing North Star Co.
	Ltd.	4,334,000	1,146
	Greenland Hong Kong
	Holdings Ltd.	4,827,000	1,113
	Guorui Properties Ltd.	4,456,000	1,070
	China Electronics
	Optics Valley Union
	Holding Co. Ltd.	18,920,000	1,053
*,^	Carnival Group
	International
	Holdings Ltd.	57,272,799	1,038
2	China Vast Industrial
	Urban Development
	Co. Ltd.	2,645,000	1,031
	Shanghai Shibei
	Hi-Tech Co. Ltd.
	Class B	2,877,550	1,021
*,§	Mingfa Group
	International Co. Ltd.	4,231,908	1,020
	China Merchants
	Land Ltd.	7,820,000	1,011
	Xinyuan Real Estate
	Co. Ltd. ADR	214,908	888
	Fantasia Holdings
	Group Co. Ltd.	8,831,943	883
*,^	Jingrui Holdings Ltd.	3,018,000	782
^	Modern Land China
	Co. Ltd.	5,934,000	747
*	Glorious Property
	Holdings Ltd.	14,812,036	722
*,^	AVIC International
	Holding HK Ltd.	29,153,742	674
*	Zhong An Real Estate
	Ltd.	15,993,000	551
	Tian An China
	Investment Co. Ltd.	1,028,000	549
	Shanghai Lingang
	Holdings Corp. Ltd.
	Class B	431,435	534
*	Sansheng Holdings
	Group Co. Ltd.	366,000	501
*	Hydoo International
	Holding Ltd.	9,360,000	500
*	Shanghai Zendai
	Property Ltd.	34,440,000	486
	Greattown Holdings
	Ltd. Class B	808,800	348
*	Wanda Hotel
	Development Co. Ltd.	4,269,000	330

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^	Top Spring
	International
	Holdings Ltd.	1,188,500	312
*	China Minsheng
	DIT Group Ltd.	12,840,000	271
*	EverChina
	International
	Holdings Co. Ltd.	11,159,331	257
*	Shanghai Huili
	Building Materials
	Co. Ltd. Class B	106,200	77
	Spring REIT	80,000	48
^	Fullshare Holdings Ltd.	100,000	39
			532,969
Denmark (0.0%)
*	TK Development A/S	5,256	5

Egypt (0.1%)
	Talaat Moustafa Group	5,419,949	2,803
*	Medinet Nasr Housing	4,277,445	1,690
*	Six of October
	Development &
	Investment	1,490,785	1,247
*	Palm Hills
	Developments SAE	6,064,461	796
	Heliopolis Housing	763,610	765
*	Emaar Misr for
	Development SAE	3,985,076	697
*	Palm Hills
	Developments SAE
	Rights Exp. 11/15/2018	2,021,487	31
			8,029
Finland (0.1%)
	Citycon Oyj	2,206,318	4,288

France (5.4%)
*	Unibail-Rodamco-
	Westfield (Amsterdam
	Shares)	617,867	111,809
	Gecina SA	332,061	48,701
	Klepierre SA	1,253,769	42,487
*	Unibail-Rodamco-
	Westfield	216,117	39,235
	Covivio	325,901	32,702
	ICADE	272,838	23,119
	Nexity SA	297,664	14,235
^	Mercialys SA	336,406	4,932
	Altarea SCA	22,026	4,832
			322,052
Germany (6.9%)
	Vonovia SE	3,139,532	143,466
	Deutsche Wohnen SE	2,149,294	98,310
	LEG Immobilien AG	379,430	41,475
*	Aroundtown SA	4,106,104	34,026

	TAG Immobilien AG	881,400	20,107
	Grand City
	Properties SA	626,510	15,146
	alstria office REIT-AG	955,011	13,748
2	ADO Properties SA	166,102	9,797
	Deutsche EuroShop
	AG	305,439	9,478
	TLG Immobilien AG	332,489	8,442
	Hamborner REIT AG	479,362	4,830
	PATRIZIA Immobilien
	AG	267,358	4,596
	ADLER Real Estate
	AG	201,809	3,263
	DIC Asset AG	265,584	2,864
*	WCM Beteiligungs
	& Grundbesitz-AG	2,735	12
			409,560
Greece (0.1%)
	Grivalia Properties
	REIC AE	295,146	2,536
*	LAMDA Development
	SA	239,643	1,653
			4,189
Hong Kong (12.0%)
	Sun Hung Kai
	Properties Ltd.	9,308,941	120,981
	Link REIT	12,914,589	114,773
	CK Asset Holdings
	Ltd.	16,140,875	105,041
	New World
	Development Co.
	Ltd.	34,611,000	44,031
	Wharf Real Estate
	Investment Co. Ltd.	7,005,000	43,530
	Henderson Land
	Development Co. Ltd.	9,046,397	42,193
	Hongkong Land
	Holdings Ltd.	7,109,012	42,099
	Sino Land Co. Ltd.	19,602,604	30,796
	Wheelock & Co. Ltd.	4,708,152	25,170
	Swire Properties Ltd.	6,377,400	21,794
	Hang Lung Properties
	Ltd.	11,990,932	21,736
	Wharf Holdings Ltd.	6,996,000	17,488
	Hysan Development
	Co. Ltd.	3,712,655	17,411
	Hang Lung Group Ltd.	5,187,103	12,770
	Kerry Properties Ltd.	3,568,832	11,236
	Champion REIT	12,029,512	8,094
	Great Eagle Holdings
	Ltd.	868,000	3,964
	Sunlight REIT	6,077,400	3,659
	K Wah International
	Holdings Ltd.	7,127,338	3,229

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Far East Consortium
	International Ltd.	6,429,000	3,002
^	Wang On Properties
	Ltd.	22,516,000	2,788
^	Chinese Estates
	Holdings Ltd.	2,843,952	2,677
	Prosperity REIT	7,095,649	2,517
	Landing International
	Development Ltd.	8,792,400	1,834
	Langham Hospitality
	Investments and
	Langham Hospitality
	Investments Ltd.	5,056,500	1,799
	CSI Properties Ltd.	33,178,348	1,298
	Lai Sun Development
	Co. Ltd.	760,800	1,104
	Liu Chong Hing
	Investment Ltd.	560,000	810
	Kowloon Development
	Co. Ltd.	443,000	456
	Emperor International
	Holdings Ltd.	1,736,000	425
	Soundwill Holdings
	Ltd.	223,500	292
	Asia Standard
	International Group
	Ltd.	1,508,000	284
	HKR International Ltd.	38,400	18
			709,299
India (0.4%)
	DLF Ltd.	2,682,379	5,977
	Oberoi Realty Ltd.	682,146	3,908
*	Godrej Properties
	Ltd.	344,576	2,791
	Phoenix Mills Ltd.	353,925	2,659
	Prestige Estates
	Projects Ltd.	699,890	1,844
*	Indiabulls Real Estate
	Ltd.	1,690,760	1,718
	Sobha Ltd.	269,084	1,626
	Sunteck Realty Ltd.	222,901	976
	Mahindra Lifespace
	Developers Ltd.	156,706	866
	Omaxe Ltd.	270,192	778
*	Housing Development
	& Infrastructure Ltd.	1,562,087	426
	Brigade Enterprises Ltd.	194,222	420
*	Unitech Ltd.	12,893,631	375
	NESCO Ltd.	53,807	322
			24,686

Indonesia (0.4%)
*	Bumi Serpong Damai
	Tbk PT	56,190,427	4,079
*	Hanson International
	Tbk PT	460,130,500	3,667
	Ciputra Development
	Tbk PT	59,559,091	3,221
	Pakuwon Jati Tbk PT	87,669,628	2,759
	Summarecon Agung
	Tbk PT	46,971,600	1,854
	Lippo Karawaci Tbk
	PT	100,277,300	1,853
*	Kawasan Industri
	Jababeka Tbk PT	101,276,111	1,479
*	Alam Sutera Realty
	Tbk PT	67,462,397	1,236
*	Sentul City Tbk PT	125,524,500	786
	PP Properti Tbk PT	104,663,007	662
	Puradelta Lestari
	Tbk PT	59,056,200	505
*	Intiland Development
	Tbk PT	18,733,000	401
*	Lippo Cikarang
	Tbk PT	1,115,200	113
			22,615
Ireland (0.3%)
	Green REIT plc	3,975,571	6,568
	Hibernia REIT plc	4,161,268	6,554
	Irish Residential
	Properties REIT plc	2,131,320	3,435
			16,557
Israel (0.9%)
	Azrieli Group Ltd.	218,386	10,604
	Alony Hetz Properties
	& Investments Ltd.	665,002	6,326
*	Airport City Ltd.	436,706	5,087
	Gazit-Globe Ltd.	576,796	4,823
	Melisron Ltd.	105,596	4,477
	Amot Investments
	Ltd.	873,934	4,341
	Reit 1 Ltd.	1,040,696	4,069
*	Jerusalem Economy
	Ltd.	1,241,428	3,331
	Bayside Land Corp.	5,723	2,457
*	Brack Capital
	Properties NV	18,447	1,962
	Sella Capital Real
	Estate Ltd.	1,151,411	1,907
	Big Shopping
	Centers Ltd.	28,839	1,878
*	ADO Group Ltd.	76,007	1,669

14

Global ex-U.S. Real Estate Index Fund

		Market
		Value•
	Shares	($000)
Property & Building
Corp. Ltd.	14,607	1,048
* Africa Israel
Investments Ltd.		—
		53,979
Italy (0.1%)
Beni Stabili SpA SIIQ	6,254,452	5,355
Immobiliare Grande
Distribuzione SIIQ
SPA	293,544	2,071
*,§ Beni Stabili SpA SIIQ
Rights Exp. 11/10/2018	6,501,127	—
		7,426
Japan (22.8%)
Mitsui Fudosan Co.
Ltd.	6,007,457	135,301
Mitsubishi Estate Co.
Ltd.	8,429,445	134,718
Daiwa House Industry
Co. Ltd.	4,036,874	121,891
Sumitomo Realty &
Development Co. Ltd.	2,893,167	99,409
Daito Trust
Construction Co. Ltd.	457,825	60,359
Nippon Building Fund
Inc.	8,529	48,740
Japan Real Estate
Investment Corp.	8,365	43,170
Nomura Real Estate
Master Fund Inc.	26,087	33,790
Japan Retail Fund
Investment Corp.	15,856	29,286
United Urban
Investment Corp.	18,492	28,113
Hulic Co. Ltd.	2,970,080	27,178
Nippon Prologis REIT
Inc.	13,200	26,570
Orix JREIT Inc.	16,690	25,532
Daiwa House REIT
Investment Corp.	10,443	22,885
GLP J-Reit	23,001	22,761
Advance Residence
Investment Corp.	8,196	20,939
Japan Prime Realty
Investment Corp.	5,585	19,928
Tokyu Fudosan
Holdings Corp.	3,450,144	19,439
Japan Hotel REIT
Investment Corp.	24,278	17,271
Kenedix Office
Investment Corp.	2,600	16,112
Activia Properties Inc.	3,838	15,929
Invincible Investment
Corp.	34,794	14,412

	Sekisui House Reit Inc.	22,629	14,163
	Tokyo Tatemono Co.
	Ltd.	1,302,683	14,011
	Nomura Real Estate
	Holdings Inc.	744,829	13,992
	Nippon
	Accommodations
	Fund Inc.	2,911	13,343
	Mori Hills REIT
	Investment Corp.	9,588	11,859
	Aeon Mall Co. Ltd.	619,883	11,448
	Frontier Real Estate
	Investment Corp.	2,979	11,418
^	Daiwa Office
	Investment Corp.	1,867	11,403
	Japan Logistics Fund
	Inc.	5,565	11,101
	Japan Excellent Inc.	7,935	10,288
	Industrial &
	Infrastructure Fund
	Investment Corp.	10,225	10,262
	AEON REIT
	Investment Corp.	9,079	10,000
	Hulic Reit Inc.	6,704	9,755
	NTT Urban
	Development Corp.	653,000	9,705
	NIPPON REIT
	Investment Corp.	2,663	8,657
	Comforia Residential
	REIT Inc.	3,538	8,463
	Tokyu REIT Inc.	5,914	8,319
	Mori Trust Sogo Reit
	Inc.	5,811	8,240
	Premier Investment
	Corp.	7,957	8,231
	Kenedix Residential
	Next Investment Corp.	5,215	7,954
	Japan Rental Housing
	Investments Inc.	9,840	7,723
	MCUBS MidCity
	Investment Corp.	9,899	7,577
	Ichigo Office REIT
	Investment	9,158	7,517
	Invesco Office J-Reit
	Inc.	52,114	7,344
	Fukuoka REIT Corp.	4,762	7,188
	Kenedix Retail REIT
	Corp.	3,061	6,509
	Leopalace21 Corp.	1,517,850	6,323
	LaSalle Logiport REIT	6,620	6,096
	Heiwa Real Estate
	REIT Inc.	6,088	5,971
	Hoshino Resorts
	REIT Inc.	1,254	5,881

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Global One Real Estate
	Investment Corp.	5,400	5,446
	Ichigo Inc.	1,491,900	4,871
	Hankyu Hanshin REIT
	Inc.	3,809	4,739
	Daikyo Inc.	161,805	4,247
	Mitsui Fudosan
	Logistics Park Inc.	1,413	4,121
	Heiwa Real Estate
	Co. Ltd.	205,032	3,797
	Unizo Holdings Co.
	Ltd.	196,300	3,698
^	Katitas Co. Ltd.	145,800	3,536
	Daibiru Corp.	342,357	3,451
	Mitsubishi Estate
	Logistics REIT
	Investment Corp.	1,487	3,299
^	Mirai Corp.	2,018	3,181
^	One REIT Inc.	1,404	3,131
	Star Asia Investment
	Corp.	3,210	2,991
	Mori Trust Hotel Reit
	Inc.	2,058	2,487
	TOC Co. Ltd.	344,129	2,344
	Keihanshin Building
	Co. Ltd.	279,400	2,057
	Starts Proceed
	Investment Corp.	1,373	1,983
^	Ichigo Hotel REIT
	Investment Corp.	1,567	1,845
	Sakura Sogo REIT
	Investment Corp.	2,164	1,688
	Sun Frontier
	Fudousan Co. Ltd.	165,200	1,686
	Goldcrest Co. Ltd.	103,940	1,628
	Takara Leben Co. Ltd.	522,052	1,504
	Samty Residential
	Investment Corp.	1,910	1,502
^	SAMTY Co. Ltd.	107,100	1,402
	Tosei Corp.	151,600	1,386
^	Tosei Reit Investment
	Corp.	1,420	1,378
	XYMAX REIT
	Investment Corp.	1,314	1,312
^	Shinoken Group Co.
	Ltd.	153,600	1,270
^	Health Care & Medical
	Investment Corp.	1,215	1,215
^	CRE Logistics REIT
	Inc.	1,244	1,173
^	Ooedo Onsen Reit
	Investment Corp.	1,450	1,107
	Nippon Commercial
	Development Co. Ltd.	66,400	1,007

^	Star Mica Co. Ltd.	70,800	967
	Japan Property
	Management Center
	Co. Ltd.	83,300	908
	Arealink Co. Ltd.	57,800	853
*	Marimo Regional
	Revitalization REIT Inc.	713	688
^	Ardepro Co. Ltd.	1,045,400	581
^	Mugen Estate Co. Ltd.	69,700	399
*,^	SAMTY Co. Ltd. Rights
	Exp. 11/19/2018	107,100	104
			1,349,456
Malaysia (0.6%)
	Sime Darby Property
	Bhd.	17,437,100	4,073
	SP Setia Bhd. Group	7,844,600	3,942
	KLCCP Stapled Group
	Bhd.	2,131,070	3,903
	IGB REIT	8,829,200	3,545
	IOI Properties Group
	Bhd.	11,018,600	3,450
	Sunway REIT	6,998,534	2,825
	Mah Sing Group Bhd.	7,812,825	1,793
	Axis REIT	4,623,900	1,688
	Pavilion REIT	4,141,600	1,573
	UOA Development
	Bhd.	3,356,100	1,566
	Matrix Concepts
	Holdings Bhd.	3,356,828	1,484
*	Eastern & Oriental
	Bhd.	5,158,197	1,458
*	Eco World
	Development Group
	Bhd.	5,523,800	1,321
	UEM Sunrise Bhd.	7,954,465	1,305
*	Eco World
	International Bhd.	5,329,593	1,140
	Capitaland Malaysia
	Mall Trust	4,522,300	1,114
	YNH Property Bhd.	2,430,300	782
	LBS Bina Group Bhd.	4,304,340	701
	KIP REIT	2,295,100	443
	MKH Bhd.	1,087,700	322
*	KSL Holdings Bhd.	1,200,900	204
*	Sunway Bhd. Warrants
	Exp. 12/31/2024	1,260,691	87
*	Eco World
	Development Group
	Bhd. Warrants
	Exp. 03/26/2022	450,320	25
*	Matrix Concepts
	Holdings Bhd.
	Warrants
	Exp. 07/20/2020	167,103	7

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	Mah Sing Group
	Warrants
	Exp. 01/15/2026	264,345	4
*	Eastern & Oriental
	Bhd. Warrants
	Exp. 07/21/2019	438,840	3
			38,758
Mexico (0.8%)
	Fibra Uno
	Administracion SA
	de CV	18,294,985	19,661
	Concentradora Fibra
	Danhos SA de CV	4,977,092	6,554
	PLA Administradora
	Industrial S de RL
	de CV	4,767,447	5,797
	Macquarie Mexico
	Real Estate
	Management SA de
	CV	4,800,518	4,675
	Corp Inmobiliaria
	Vesta SAB de CV	3,286,040	4,012
	Prologis Property
	Mexico SA de CV	2,076,200	3,660
2	Concentradora Fibra
	Hotelera Mexicana
	SA de CV	4,123,348	1,979
*	Grupo GICSA SAB
	de CV	3,905,927	1,521
	Asesor de Activos
	Prisma SAPI de CV	2,795,540	1,394
			49,253
Netherlands (0.4%)
	Eurocommercial
	Properties NV	246,313	9,107
^	Wereldhave NV	243,690	8,361
	NSI NV	111,793	4,409
	Vastned Retail NV	95,932	3,797
			25,674
New Zealand (0.5%)
	Kiwi Property Group
	Ltd.	8,493,964	7,291
	Goodman Property
	Trust	6,182,707	6,056
	Precinct Properties
	New Zealand Ltd.	6,171,442	5,688
	Argosy Property Ltd.	5,053,289	3,530
	Stride Property Group	2,266,150	2,787
	Vital Healthcare
	Property Trust	1,996,813	2,704
			28,056
Norway (0.2%)
2	Entra ASA	748,972	10,135
	Selvaag Bolig ASA	274,657	1,229
			11,364

Other (0.2%)[3]
4 Vanguard Real Estate
ETF	146,614	11,483

Philippines (1.5%)
SM Prime Holdings
Inc.	69,831,993	44,149
Ayala Land Inc.	35,471,400	26,320
Megaworld Corp.	75,937,200	6,265
Robinsons Land Corp.	12,165,572	4,782
Vista Land &
Lifescapes Inc.	25,529,278	2,522
* DoubleDragon
Properties Corp.	4,452,060	1,601
Filinvest Land Inc.	57,819,000	1,514
Belle Corp.	14,032,000	619
Cebu Landmasters Inc.	2,273,000	183
* International
Entertainment Corp.	1,250,000	167
		88,122
Poland (0.1%)
^ EPP NV	2,723,924	3,832
LC Corp. SA	2,799,833	1,751
Globe Trade Centre SA	9,232	19
		5,602
Qatar (0.3%)
Barwa Real Estate Co.	1,192,375	12,235
United Development
Co. QSC	1,097,747	4,215
* Mazaya Qatar Real
Estate Development
QSC	323,513	672
		17,122
Russia (0.1%)
LSR Group PJSC GDR	1,261,037	2,345
Etalon Group plc GDR	505,571	1,159
		3,504
Singapore (5.4%)
CapitaLand Ltd.	15,193,738	34,512
Ascendas REIT	15,420,643	28,079
CapitaLand Mall Trust	16,332,134	24,876
City Developments
Ltd.	3,730,490	21,319
CapitaLand
Commercial Trust	16,796,287	20,988
Suntec REIT	13,555,227	17,348
UOL Group Ltd.	3,267,878	14,234
Mapletree Commercial
Trust	11,479,833	13,349
Mapletree Logistics
Trust	14,458,996	12,636
Mapletree North Asia
Commercial Trust	13,000,504	10,620
Mapletree Industrial
Trust	7,554,934	10,083

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Fortune REIT	8,324,861	9,108
	Keppel REIT	10,953,015	8,941
	Frasers Logistics &
	Industrial Trust	9,633,950	7,093
	Ascott Residence
	Trust	7,336,362	5,571
^	Keppel DC REIT	5,691,098	5,474
	Frasers Centrepoint
	Trust	3,455,841	5,392
	Manulife US REIT	7,119,234	5,065
	CDL Hospitality Trusts	4,545,086	4,760
	Parkway Life REIT	2,334,755	4,385
	ESR-REIT	11,579,235	4,059
	Frasers Commercial
	Trust	4,070,567	4,032
	Starhill Global REIT	8,152,668	3,945
	Yanlord Land Group
	Ltd.	3,975,804	3,626
	AIMS AMP Capital
	Industrial REIT	3,606,376	3,488
	CapitaLand Retail
	China Trust	3,521,386	3,487
	OUE Hospitality Trust	6,712,400	3,294
	Cache Logistics Trust	6,354,942	3,145
	First REIT	3,445,154	2,987
	SPH REIT	3,857,300	2,745
	Frasers Property Ltd.	2,298,800	2,621
	Ascendas Hospitality
	Trust	4,364,900	2,489
	Far East Hospitality
	Trust	5,478,192	2,354
	GuocoLand Ltd.	1,797,277	2,168
	Lippo Malls Indonesia
	Retail Trust	11,458,906	1,986
	Soilbuild Business
	Space REIT	4,435,060	1,825
	OUE Ltd.	1,727,400	1,748
	Sabana Shari’ah
	Compliant Industrial
	REIT	4,899,872	1,414
	GSH Corp. Ltd.	4,962,300	1,401
	Chip Eng Seng Corp.
	Ltd.	1,569,900	759
*	Ying Li International
	Real Estate Ltd.	7,738,700	476
*	Aspen Group
	Holdings Ltd.	1,200,200	158
	Wing Tai Holdings Ltd.	24,000	33
	Yoma Strategic
	Holdings Ltd.	132,000	24
			318,097
South Africa (2.3%)
	Growthpoint
	Properties Ltd.	17,995,940	27,629
	NEPI Rockcastle plc	2,875,171	24,837

^	Redefine Properties
	Ltd.	32,490,515	21,118
	Hyprop Investments
	Ltd.	1,536,663	9,406
	Resilient REIT Ltd.	2,076,295	8,425
	Fortress REIT Ltd.
	Class A	7,121,349	8,170
	Vukile Property Fund
	Ltd.	4,928,101	6,790
	Fortress REIT Ltd.
	Class B	5,678,125	5,550
	Attacq Ltd.	4,511,162	4,450
	SA Corporate Real
	Estate Ltd.	15,122,514	4,055
	Equites Property
	Fund Ltd.	2,716,929	3,689
	Emira Property Fund
	Ltd.	2,608,371	2,630
	Arrowhead Properties
	Ltd.	6,247,918	2,276
*	Stor-Age Property
	REIT Ltd.	2,134,841	1,778
	Rebosis Property
	Fund Ltd.	3,765,131	1,584
	Delta Property Fund
	Ltd.	3,373,933	1,369
	Octodec Investments
	Ltd.	1,036,853	1,357
			135,113
South Korea (0.0%)
	SK D&D Co. Ltd.	45,403	1,222
^	Dongwon
	Development Co. Ltd.	247,658	772
			1,994
Spain (1.0%)
	Merlin Properties
	Socimi SA	2,218,615	27,800
	Inmobiliaria Colonial
	Socimi SA	1,791,532	17,988
	Lar Espana Real
	Estate Socimi SA	431,314	4,274
*,2	Aedas Homes SAU	139,562	3,613
*,2	Metrovacesa SA	274,903	3,381
*	Quabit Inmobiliaria SA	737,345	1,417
*	Realia Business SA	22,034	25
			58,498
Sweden (2.2%)
	Castellum AB	1,651,573	28,469
*	Fabege AB	1,644,187	20,995
*	Fastighets AB Balder
	Class B	588,831	14,768
	Hemfosa Fastigheter
	AB	1,016,027	12,552
^	Wallenstam AB	1,181,909	10,649

18

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Hufvudstaden AB
	Class A	712,404	10,532
*	Wihlborgs Fastigheter
	AB	809,358	9,131
	Kungsleden AB	1,135,520	7,938
	Klovern AB	3,236,119	3,734
*	Hembla AB Class B	213,279	3,647
	Dios Fastigheter AB	525,983	3,168
	Sagax AB	509,723	1,867
	Victoria Park AB
	Class B	104,720	420
	Magnolia Bostad AB	3,673	16
			127,886
Switzerland (1.4%)
	Swiss Prime Site AG	459,510	37,286
	PSP Swiss Property AG	244,416	23,583
	Allreal Holding AG	79,198	12,149
	Mobimo Holding AG	39,940	8,894
	Intershop Holding AG	8,109	3,985
			85,897
Taiwan (0.7%)
	Highwealth
	Construction Corp.	5,627,544	8,266
	Ruentex Development
	Co. Ltd.	4,085,325	5,670
	Chong Hong
	Construction Co. Ltd.	1,293,297	2,948
	Huaku Development
	Co. Ltd.	1,436,854	2,923
	Hung Sheng
	Construction Ltd.	3,264,000	2,775
	Prince Housing &
	Development Corp.	7,378,478	2,410
*	Radium Life Tech Co.
	Ltd.	4,208,947	2,077
	Farglory Land
	Development Co. Ltd.	1,738,631	1,987
	Cathay Real Estate
	Development Co. Ltd.	3,105,100	1,847
	Kindom Construction
	Corp.	2,172,000	1,197
*	Taiwan Land
	Development Corp.	4,118,450	1,065
	KEE TAI Properties
	Co. Ltd.	2,678,869	1,015
	Kuoyang Construction
	Co. Ltd.	2,684,887	976
	Hong Pu Real Estate
	Development Co. Ltd.	1,444,194	926
*	Shining Building
	Business Co. Ltd.	2,633,524	837
	Long Bon
	International Co. Ltd.	1,544,000	745

	Huang Hsiang
	Construction Corp.	790,000	636
	Advancetek
	Enterprise Co. Ltd.	1,300,000	633
	Hung Ching
	Development &
	Construction Co. Ltd.	829,000	625
	ZongTai Real Estate
	Development Co. Ltd.	1,120,574	590
			40,148
Thailand (1.4%)
*	Central Pattana PCL	8,098,800	19,313
*	CPN Retail Growth
	Leasehold REIT	9,706,610	7,681
*	Land & Houses PCL
	(Local)	21,035,600	6,552
	Tesco Lotus Retail
	Growth Freehold &
	Leasehold Property
	Fund	10,523,756	6,064
*	WHA Corp. PCL
	(Local)	37,014,230	4,608
	MBK PCL	4,058,900	2,988
*	Bangkok Land PCL
	(Local)	48,233,400	2,506
*	Quality Houses PCL	26,250,800	2,490
	Samui Airport
	Property Fund
	Leasehold	3,457,175	2,451
*	Supalai PCL (Local)	3,548,305	2,345
*	Amata Corp. PCL	3,116,300	2,270
*	IMPACT Growth REIT	3,872,800	2,210
*	Pruksa Holding PCL	2,842,300	1,733
*	Origin Property PCL	6,182,098	1,720
*	Singha Estate PCL
	(Local)	16,462,336	1,565
*	U City PCL	1,665,852,400	1,508
*	Platinum Group PCL	5,603,200	1,338
*	Ananda
	Development PCL	9,015,100	1,260
*	Siam Future
	Development PCL	5,300,267	1,233
*,§	Pruksa Real Estate
	PCL	3,024,500	1,224
*	Grand Canal Land
	PCL	13,403,200	1,191
*	AP Thailand PCL	4,272,950	1,060
*	Sansiri PCL (Local)	20,529,400	973
*	LPN Development
	PCL	3,430,000	970
*	Golden Land Property
	Development PCL	3,052,700	849
	Property Perfect PCL	26,569,900	802

19

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^	WHA Corp. PCL
	(Foreign)	5,869,056	731
^	Sansiri PCL	14,694,200	697
*	Golden Ventures
	Leasehold REIT	1,540,000	683
	SC Asset Corp. PCL
	NVDR	5,349,100	549
*	PACE Development
	Corp. PCL	33,926,400	544
^	Supalai PCL (Foreign)	806,276	533
*	Country Group
	Development PCL	13,148,100	532
*	Univentures PCL
	(Local)	2,078,700	463
^	Univentures PCL
	(Foreign)	1,856,500	413
	Asian Property
	Development PCL
	(Foreign)	1,513,270	375
*	SC Asset Corp. PCL
	(Local)	3,071,925	315
	SC Asset Corp. PCL
	(Foreign)	2,817,412	289
	Bangkok Land PCL
	(Foreign)	4,269,495	222
*	Bhiraj Office
	Leasehold REIT	536,900	214
	Land & Houses PCL
	(Foreign)	481,300	150
*	Origin Property PCL
	Warrants	908,724	54
*,^	Singha Estate PCL
	(Foreign)	253,164	24
*	TICON Industrial
	Connection PCL	8,123	4
			85,696
Turkey (0.1%)
	Emlak Konut
	Gayrimenkul Yatirim
	Ortakligi AS	11,662,082	3,493
	Is Gayrimenkul Yatirim
	Ortakligi AS	3,389,740	528
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	85,158	24
			4,045
United Arab Emirates (1.0%)
	Emaar Properties PJSC	21,978,710	30,495
	Aldar Properties PJSC	24,093,076	11,358
	Emaar Malls PJSC	12,229,847	6,089
	DAMAC Properties
	Dubai Co. PJSC	10,612,613	5,842

*	Eshraq Properties Co.
	PJSC	7,035,885	1,151
*	Deyaar Development
	PJSC	9,121,738	1,096
	RAK Properties PJSC	5,511,338	836
			56,867
United Kingdom (6.9%)
	Land Securities
	Group plc	4,535,725	49,340
	Segro plc	6,103,324	47,849
	British Land Co. plc	6,002,216	45,331
	Hammerson plc	4,798,802	26,792
	Derwent London plc	668,898	25,013
	UNITE Group plc	1,591,673	17,330
	Tritax Big Box REIT
	plc	8,917,163	16,280
	Shaftesbury plc	1,397,031	15,997
	Great Portland
	Estates plc	1,703,164	15,154
	Capital & Counties
	Properties plc	4,535,472	14,471
	Intu Properties plc	5,281,237	13,210
	Big Yellow Group plc	946,348	10,419
	Workspace Group plc	799,155	9,795
	LondonMetric
	Property plc	4,185,377	9,638
	Assura plc	14,360,401	9,592
	Grainger plc	2,508,697	8,667
	Safestore Holdings
	plc	1,267,081	8,652
	F&C Commercial
	Property Trust Ltd.	4,845,360	8,333
	Primary Health
	Properties plc	4,395,577	6,135
	NewRiver REIT plc	1,855,986	5,985
	St. Modwen
	Properties plc	1,241,336	5,926
	UK Commercial
	Property REIT Ltd.	4,116,641	4,615
	Empiric Student
	Property plc	3,426,400	4,153
	MAS Real Estate Inc.	2,546,949	3,641
	Picton Property
	Income Ltd.	3,256,622	3,610
	Redefine
	International plc	8,079,390	3,402
	Hansteen Holdings
	plc	2,467,831	3,035
	LXI REIT plc	1,889,302	2,864
	Helical plc	641,768	2,542
2	Regional REIT Ltd.	1,816,181	2,328
	Schroder REIT Ltd.	3,104,311	2,319

20

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	U & I Group plc	710,612	2,080
	Capital & Regional plc	3,096,211	1,666
	Civitas Social
	Housing plc	1,158,990	1,630
2	Triple Point Social
	Housing Reit plc	1,203,645	1,580
2	AEW UK Long Lease
	Reit plc	124,067	143
			409,517
Total Common Stocks
(Cost $6,348,456)			5,849,220
Temporary Cash Investments (3.1%)[1]
Money Market Fund (3.0%)
[5,6]	Vanguard Market
	Liquidity Fund, 2.308%	1,773,416	177,342

		Face
		Amount
		($000)
U. S. Government and Agency Obligations (0.1%)
7	United States Treasury
	Bill, 2.078%, 11/15/18	1,400	1,399
7	United States Treasury
	Bill, 2.037%, 11/29/18	1,000	998
7	United States Treasury
	Bill, 2.082%, 12/20/18	1,000	997
7	United States Treasury
	Bill, 2.284%, 2/21/19	400	397
			3,791
Total Temporary Cash Investments
(Cost $181,123)			181,133
Total Investments (102.0%)
(Cost $6,529,579)			6,030,353

Amount
($000)
Other Assets and Liabilities (-2.0%)
Other Assets
Investment in Vanguard	329
Receivables for Investment Securities Sold	325
Receivables for Accrued Income	23,940
Receivables for Capital Shares Issued	431
Variation Margin Receivable—
Futures Contracts	708
Unrealized Appreciation—
Forward Currency Contracts	119
Other Assets [6]	17,126
Total Other Assets	42,978
Liabilities
Payables for Investment Securities
Purchased	(3,502)
Collateral for Securities on Loan	(153,729)
Payables for Capital Shares Redeemed	(3,672)
Payables to Vanguard	(1,112)
Unrealized Depreciation—
Forward Currency Contracts	(495)
Other Liabilities	(228)
Total Liabilities	(162,738)
Net Assets (100%)	5,910,593

21

Global ex-U.S. Real Estate Index Fund

At October 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	6,501,223
Total Distributable Earnings (Loss)	(590,630)
Net Assets	5,910,593

Investor Shares—Net Assets
Applicable to 2,410,766 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	51,093
Net Asset Value Per Share—
Investor Shares	$21.19

ETF Shares—Net Assets
Applicable to 99,453,184 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,269,877
Net Asset Value Per Share—
ETF Shares	$52.99

Admiral Shares—Net Assets
Applicable to 14,777,600 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	474,542
Net Asset Value Per Share—
Admiral Shares	$32.11

Amount
($000)
Institutional Shares—Net Assets
Applicable to 1,075,693 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	115,081
Net Asset Value Per Share—
Institutional Shares	$106.98

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $134,792,000.
§ Security value determined using significant unobservable
inputs.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 100.0% and 2.0%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be sold in
transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $45,426,000, representing 0.8% of
net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate
shown is the 7-day yield.
6 Includes $153,729,000 of collateral received for securities on loan, of which $139,842,000 is held in Vanguard Market Liquidity
Fund and $13,887,000 is held in cash.
7 Securities with a value of $2,922,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

22

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional	Appreciation
		Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018			227	30,771	(2,261)
MSCI Emerging Market Index	December 2018			417	19,947	(1,595)
Topix Index	December 2018			51	7,416	(139)
FTSE 100 Index	December 2018			40	3,634	(94)
						(4,089)

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
			Contract Amount (000)
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	12/18/18	JPY	1,721,992	USD	15,557	(230)
Toronto-Dominion Bank	12/28/18	GBP	5,473	USD	7,283	(265)
UBS AG	12/18/18	USD	9,086	JPY	1,018,640	19
Barclays Bank plc	12/18/18	USD	6,435	JPY	722,600	3
UBS AG	12/28/18	USD	2,749	GBP	2,083	79
Deutsche Bank AG	12/28/18	USD	685	GBP	520	18
						(376)
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Year Ended
October 31, 2018
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	297,601
Dividends—Affiliated Issuers	447
Interest—Unaffiliated Issuers	57
Interest—Affiliated Issuers	451
Securities Lending—Net	6,208
Total Income	304,764
Expenses
The Vanguard Group—Note B
Investment Advisory Services	991
Management and Administrative—Investor Shares	146
Management and Administrative—ETF Shares	4,240
Management and Administrative—Admiral Shares	393
Management and Administrative—Institutional Shares	105
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—ETF Shares	328
Marketing and Distribution—Admiral Shares	34
Marketing and Distribution—Institutional Shares	3
Custodian Fees	1,352
Auditing Fees	39
Shareholders’ Reports and Proxy—Investor Shares	2
Shareholders’ Reports and Proxy—ETF Shares	373
Shareholders’ Reports and Proxy—Admiral Shares	4
Shareholders’ Reports and Proxy—Institutional Shares	—
Trustees’ Fees and Expenses	4
Total Expenses	8,024
Net Investment Income	296,740
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers [2]	38,333
Investment Securities Sold—Affiliated Issuers	319
Futures Contracts	306
Forward Currency Contracts	(651)
Foreign Currencies	(337)
Realized Net Gain (Loss)	37,970
Change in Unrealized Appreciation (Depreciation)
Investment Securities Sold—Unaffiliated Issuers	(797,533)
Investment Securities Sold—Affiliated Issuers	67
Futures Contracts	(4,594)
Forward Currency Contracts	(376)
Foreign Currencies	(112)
Change in Unrealized Appreciation (Depreciation)	(802,548)
Net Increase (Decrease) in Net Assets Resulting from Operations	(467,838)

1 Dividends are net of foreign withholding taxes of $18,393,000.

2 Includes $49,332,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	296,740	161,220
Realized Net Gain (Loss)	37,970	49,701
Change in Unrealized Appreciation (Depreciation)	(802,548)	489,291
Net Increase (Decrease) in Net Assets Resulting from Operations	(467,838)	700,212
Distributions
Net Investment Income
Investor Shares	(2,637)	(2,179)
ETF Shares	(284,755)	(142,965)
Admiral Shares	(24,016)	(14,861)
Institutional Shares	(7,330)	(6,531)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(318,738)	(166,536)
Capital Share Transactions
Investor Shares	1,905	(10,258)
ETF Shares	852,990	1,045,850
Admiral Shares	82,863	33,006
Institutional Shares	(26,347)	(29,219)
Net Increase (Decrease) from Capital Share Transactions	911,411	1,039,379
Total Increase (Decrease)	124,835	1,573,055
Net Assets
Beginning of Period	5,785,758	4,212,703
End of Period	5,910,593	5,785,758

See accompanying Notes, which are an integral part of the Financial Statements.

25

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$23.79	$21.35	$21.44	$22.63	$23.06
Investment Operations
Net Investment Income	1.031[1]	.711[1]	.655[1]	.683	. 944
Net Realized and Unrealized Gain (Loss)
on Investments	(2.505)	2.530	(.088)	(1.103)	(.443)
Total from Investment Operations	(1.474)	3.241	.567	(.420)	.501
Distributions
Dividends from Net Investment Income	(1.126)	(. 801)	(. 657)	(.770)	(. 931)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.126)	(. 801)	(. 657)	(.770)	(. 931)
Net Asset Value, End of Period	$21.19	$23.79	$21.35	$21.44	$22.63

Total Return[2]	-6.61%	15.88%	2.72%	-1.82%	2.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51	$56	$59	$58	$51
Ratio of Total Expenses to Average Net Assets	0.31%	0.34%	0.35%	0.36%	0.37%
Ratio of Net Investment Income to
Average Net Assets	4.32%	3.24%	3.10%	2.97%	4.10%
Portfolio Turnover Rate [3]	7%	6%	7%	12%	8%

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$59.49	$53.35	$53.58	$56.54	$57.64
Investment Operations
Net Investment Income	2.672[1]	1.900[1]	1.752[1]	1.802	2.437
Net Realized and Unrealized Gain (Loss)
on Investments	(6.240)	6.325	(.241)	(2.747)	(1.120)
Total from Investment Operations	(3.568)	8.225	1.511	(.945)	1.317
Distributions
Dividends from Net Investment Income	(2.932)	(2.085)	(1.741)	(2.015)	(2.417)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.932)	(2.085)	(1.741)	(2.015)	(2.417)
Net Asset Value, End of Period	$52.99	$59.49	$53.35	$53.58	$56.54

Total Return	-6.42%	16.13%	2.92%	-1.66%	2.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,270	$5,122	$3,616	$3,111	$2,203
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.15%	0.18%	0.24%
Ratio of Net Investment Income to
Average Net Assets	4.51%	3.44%	3.30%	3.15%	4.23%
Portfolio Turnover Rate[2]	7%	6%	7%	12%	8%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$36.05	$32.33	$32.47	$34.27	$34.92
Investment Operations
Net Investment Income	1.620[1]	1.141[1]	1.058[1]	1.090	1.466
Net Realized and Unrealized Gain (Loss)
on Investments	(3.784)	3.844	(.139)	(1.673)	(.661)
Total from Investment Operations	(2.164)	4.985	.919	(.583)	.805
Distributions
Dividends from Net Investment Income	(1.776)	(1.265)	(1.059)	(1.217)	(1.455)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.776)	(1.265)	(1.059)	(1.217)	(1.455)
Net Asset Value, End of Period	$32.11	$36.05	$32.33	$32.47	$34.27

Total Return[2]	-6.43%	16.15%	2.91%	-1.66%	2.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$475	$453	$373	$349	$296
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.15%	0.18%	0.24%
Ratio of Net Investment Income to
Average Net Assets	4.51%	3.44%	3.30%	3.15%	4.23%
Portfolio Turnover Rate [3]	7%	6%	7%	12%	8%

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$120.11	$107.71	$108.17	$114.14	$116.37
Investment Operations
Net Investment Income	5.543[1]	3.889[1]	3.559[1]	3.657	4.954
Net Realized and Unrealized Gain (Loss)
on Investments	(12.740)	12.741	(.483)	(5.541)	(2.273)
Total from Investment Operations	(7.197)	16.630	3.076	(1.884)	2.681
Distributions
Dividends from Net Investment Income	(5.933)	(4.230)	(3.536)	(4.086)	(4.911)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.933)	(4.230)	(3.536)	(4.086)	(4.911)
Net Asset Value, End of Period	$106.98	$120.11	$107.71	$108.17	$114.14

Total Return[2]	-6.42%	16.17%	2.93%	-1.61%	2.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$115	$156	$165	$167	$176
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.13%	0.16%	0.22%
Ratio of Net Investment Income to
Average Net Assets	4.52%	3.46%	3.32%	3.17%	4.25%
Portfolio Turnover Rate [3]	7%	6%	7%	12%	8%

1 Calculated based on average shares outstanding.

2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing-house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the

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Global ex-U.S. Real Estate Index Fund

fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearing-house imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

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Global ex-U.S. Real Estate Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

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Global ex-U.S. Real Estate Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $329,000, representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	260,379	5,586,597	2,244
Temporary Cash Investments	177,342	3,791	—
Futures Contracts—Assets[1]	708	—	—
Forward Currency Contracts—Assets	—	119	—
Forward Currency Contracts—Liabilities	—	(495)	—
Total	438,429	5,590,012	2,244
1 Represents variation margin on the last day of the reporting period.

33

Global ex-U.S. Real Estate Index Fund

D. At October 31, 2018, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	708	—	708
Unrealized Appreciation—Forward Currency Contracts	—	119	119
Total Assets	708	119	827

Unrealized Depreciation—Forward Currency Contracts	—	(495)	(495)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2018, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	306	—	306
Forward Currency Contracts	—	(651)	(651)
Realized Net Gain (Loss) on Derivatives	306	(651)	(345)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(4,594)	—	(4,594)
Forward Currency Contracts	—	(376)	(376)
Change in Unrealized Appreciation
(Depreciation) on Derivatives	(4,594)	(376)	(4,970)

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, and passive foreign investment companies were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	49,328
Total Distributable Earnings (Loss)	(49,328)

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Global ex-U.S. Real Estate Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts and forward currency contracts, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	121,794
Undistributed Long-Term Gains	—
Capital Loss Carryforwards*	(132,727)
Net Unrealized Gains (Losses)	(578,876)

*	Includes $1,948,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $130,779,000, which may be carried forward indefinitely but must be used before any expiring loss carryforwards.

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	6,608,899
Gross Unrealized Appreciation	298,334
Gross Unrealized Depreciation	(877,019)
Net Unrealized Appreciation (Depreciation)	(578,685)

F. During the year ended October 31, 2018, the fund purchased $1,630,564,000 of investment securities and sold $787,971,000 of investment securities, other than temporary cash investments. Purchases and sales include $988,439,000 and $353,169,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Global ex-U.S. Real Estate Index Fund

G. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	11,117	463	9,645	443
Issued in Lieu of Cash Distributions	2,293	98	1,894	94
Redeemed [2]	(11,505)	(484)	(21,797)	(968)
Net Increase (Decrease)—Investor Shares	1,905	77	(10,258)	(431)
ETF Shares
Issued[1]	1,222,061	20,065	1,594,745	29,212
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(369,071)	(6,700)	(548,895)	(10,900)
Net Increase (Decrease)—ETF Shares	852,990	13,365	1,045,850	18,312
Admiral Shares
Issued[1]	136,046	3,715	96,042	2,884
Issued in Lieu of Cash Distributions	20,084	564	12,797	417
Redeemed [2]	(73,267)	(2,064)	(75,833)	(2,272)
Net Increase (Decrease)—Admiral Shares	82,863	2,215	33,006	1,029
Institutional Shares
Issued[1]	5,719	47	35,925	321
Issued in Lieu of Cash Distributions	3,800	32	4,242	41
Redeemed [2]	(35,866)	(300)	(69,386)	(595)
Net Increase (Decrease) —Institutional Shares	(26,347)	(221)	(29,219)	(233)

1	Includes purchase fees for fiscal 2018 and 2017 of $350,000 and $495,000, respectively (fund totals).
2	Net of redemption fees for fiscal 2018 and 2017 of $227,000 and $251,000, respectively (fund totals).

At October 31, 2018, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

36

Global ex-U.S. Real Estate Index Fund

H. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

					Current Period Transactions
	Oct. 31,		Proceeds Realized					Oct. 31,
	2017		from	Net	Change in		Capital Gain	2018
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	147,067	NA1	NA1	(7)	6	451	—	177,342
Vanguard Real
Estate ETF	7,908	31,823	28,545[2]	326	61	447	—	11,483
Total	154,975			319	67	898	—	188,825
1 Not applicable—purchases and sales are for temporary cash investment purposes.
2 Does not include adjustment related to return of capital.

I. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Global ex-U.S. Real Estate Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the “Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 13, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

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Special 2018 tax information (unaudited) for Vanguard Global ex-U.S. Real Estate Index Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $54,753,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $289,914,000 and foreign taxes paid of $17,951,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2019 to determine the calendar-year amounts to be included on their 2018 tax returns.

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2018. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Global ex-U.S. Real Estate Index Fund Investor Shares

Periods Ended October 31, 2018

			Since
	One	Five	Inception
	Year	Years	(11/1/2010)
Returns Before Taxes	-7.07%	2.16%	4.45%
Returns After Taxes on Distributions	-8.68	0.69	3.13
Returns After Taxes on Distributions and Sale of Fund Shares	-3.92	1.11	2.99

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended October 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	4/30/2018	10/31/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$879.14	$1.33
ETF Shares	1,000.00	880.18	0.47
Admiral Shares	1,000.00	880.02	0.47
Institutional Shares	1,000.00	880.18	0.47
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.79	$1.43
ETF Shares	1,000.00	1,024.70	0.51
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.70	0.51

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.28% for Investor Shares, 0.10% for ETF Shares, 0.10% for Admiral Shares, and 0.10% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

44

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7380 122018

Annual Report | October 31, 2018

Vanguard Emerging Markets Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Fund Profile.	5
Performance Summary.	7
Financial Statements.	10
Your Fund’s After-Tax Returns.	38
About Your Fund’s Expenses.	39
Glossary.	41

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• Global markets were in negative territory for the 12 months ended October 31, 2018.

Emerging markets stocks lagged overall global returns as these stocks were hurt in particular by trade tensions and a rising dollar.

• For the fiscal year, Vanguard Emerging Markets Stock Index Fund returned –12.73% for Investor Shares. Results for all share classes tracked the fund’s target index and surpassed the average return of its peer funds.

• China, Taiwan, and India, the index’s largest market allocations, posted negative returns.

• All but one of the fund’s industry sectors were in negative territory, with oil and gas the only positive performer. Technology, consumer services, and industrials were the biggest detractors.

• For the ten years ended October 31, 2018, the fund’s Investor Shares returned 7.13%, tracking its benchmark index and surpassing its peer funds.

• Please note that shortly after the close of the period, Vanguard lowered the investment minimum for your fund’s Admiral Shares from $10,000 to $3,000.

Total Returns: Fiscal Year Ended October 31, 2018
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	-12.73%
FTSE Emerging Markets ETF Shares
Market Price	-13.14
Net Asset Value	-12.64
Admiral™ Shares	-12.64
Institutional Shares	-12.60
Institutional Plus Shares	-12.58
FTSE Emerging Markets All Cap China A Inclusion Index	-12.66
Emerging Markets Funds Average	-13.63

Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Ten Years Ended October 31, 2018
Average
Annual Return
Emerging Markets Stock Index Fund Investor Shares	7.13%
Spliced Emerging Markets Index	7.48
Emerging Markets Funds Average	6.72
For a benchmark description, see the Glossary.
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Emerging Markets Stock
Index Fund	0.32%	0.14%	0.14%	0.11%	0.09%	1.44%

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the fund’s expense ratios were 0.29% for Investor Shares, 0.12% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2017.

Peer group: Emerging Markets Funds.

2

CEO’s Perspective

Tim Buckley

President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

3

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Mortimer J. Buckley
President and Chief Executive Officer
November 16, 2018

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	6.98%	11.31%	11.05%
Russell 2000 Index (Small-caps)	1.85	10.68	8.01
Russell 3000 Index (Broad U.S. market)	6.60	11.27	10.81
FTSE All-World ex US Index (International)	-7.99	4.57	2.01

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.05%	1.04%	1.83%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.51	1.90	3.25
FTSE Three-Month U. S. Treasury Bill Index	1.67	0.86	0.52

CPI
Consumer Price Index	2.52%	2.07%	1.60%

4

Emerging Markets Stock Index Fund

Fund Profile
As of October 31, 2018

Share-Class Characteristics
FTSE
Emerging
	Investor	Markets ETF	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEIEX	VWO	VEMAX	VEMIX	VEMRX
Expense Ratio[1]	0.32%	0.14%	0.14%	0.11%	0.09%

Portfolio Characteristics
		FTSE
		Emerging
		Markets All	FTSE
		Cap	Global
		China A	All Cap
		Inclusion	ex US
	Fund	Index	Index
Number of Stocks	4,644	4,027	6,000
Median Market Cap	$17.6B	$17.6B	$24.6B
Price/Earnings Ratio	12.0x	12.1x	12.7x
Price/Book Ratio	1.6x	1.6x	1.5x
Return on Equity	16.1%	16.2%	12.3%
Earnings Growth Rate	12.7%	13.4%	9.1%
Dividend Yield	2.9%	2.9%	3.2%
Turnover Rate	11%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
Fund
Basic Materials	7.7%
Consumer Goods	8.5
Consumer Services	11.2
Financials	28.6
Health Care	3.2
Industrials	9.7
Oil & Gas	8.6
Technology	15.0
Telecommunications	4.4
Utilities	3.1

Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
	Spliced	FTSE Global
	Emerging	All Cap ex US
	Mkts Index	Index
R-Squared	0.99	0.74
Beta	0.99	1.10

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2018, the expense ratios were 0.29% for Investor Shares, 0.12% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.10% for Institutional Shares, and 0.08% for Institutional Plus Shares.

5

Emerging Markets Stock Index Fund

Ten Largest Holdings (% of total net assets)
Tencent Holdings Ltd.	Internet	4.1%
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	3.8
Alibaba Group Holding	Specialized
Ltd.	Consumer Services	3.1
Naspers Ltd.	Broadcasting &
	Entertainment	1.5
China Construction Bank
Corp.	Banks	1.5
Industrial & Commercial
Bank of China Ltd.	Banks	1.2
Petroleo Brasileiro SA	Integrated Oil & Gas	1.2
Vale SA	Iron & Steel	1.1
Baidu Inc.	Internet	1.1
Ping An Insurance Group
Co. of China Ltd.	Life Insurance	1.1
Top Ten		19.7%

The holdings listed exclude any temporary cash investments and equity index products.

Market Diversification (% of equity exposure)
		FTSE
		Emerging
		Markets	FTSE
		All Cap	Global
		China A	All Cap ex
		Inclusion	US
	Fund	Index	Index
Europe	0.4%	0.4%	42.6%
Pacific	0.0%	0.0%	29.7%
Emerging Markets
China	33.8%	34.0%	6.4%
Taiwan	14.4	14.5	3.1
India	11.1	11.1	2.4
Brazil	9.0	9.0	1.9
South Africa	6.5	6.6	1.4
Thailand	4.2	4.2	0.9
Russia	4.0	4.0	0.8
Malaysia	3.3	3.3	0.7
Mexico	3.3	3.3	0.7
Indonesia	2.3	2.2	0.5
Philippines	1.3	1.3	0.3
Chile	1.3	1.3	0.3
Qatar	1.2	1.2	0.3
Other	3.9	3.6	0.9
Subtotal	99.6%	99.6%	20.6%
North America	0.0%	0.0%	6.7%
Middle East	0.0%	0.0%	0.4%

6

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2008, Through October 31, 2018
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2018

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Emerging Markets Stock Index
Fund*Investor Shares	-12.73%	0.27%	7.13%	$19,921

Spliced Emerging Markets Index	-12.66	0.35	7.48	20,575

Emerging Markets Funds Average	-13.63	-0.26	6.72	19,159
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	20,842

For a benchmark description, see the Glossary.

Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Emerging Markets
ETF Shares Net Asset Value	-12.64%	0.45%	7.31%	$20,241
Spliced Emerging Markets Index	-12.66	0.35	7.48	20,575
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	20,842

See Financial Highlights for dividend and capital gains information.

7

Emerging Markets Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2018

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund Admiral
Shares	-12.64%	0.44%	7.30%	$20,239
Spliced Emerging Markets Index	-12.66	0.35	7.48	20,575
FTSE Global All Cap ex US Index	-8.29	2.04	7.62	20,842

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund
Institutional Shares	-12.60%	0.48%	7.35%	$10,165,593

Spliced Emerging Markets Index	-12.66	0.35	7.48	10,287,447

FTSE Global All Cap ex US Index	-8.29	2.04	7.62	10,421,112

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/15/2010)	Investment
Emerging Markets Stock Index Fund
Institutional Plus Shares	-12.58%	0.50%	0.05%	$100,374,680
Spliced Emerging Markets Index	-12.66	0.35	0.00	100,026,613
FTSE Global All Cap ex US Index	-8.29	2.04	3.39	130,043,803

"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: October 31, 2008, Through October 31, 2018
	One	Five	Ten
	Year	Years	Years
FTSE Emerging Markets ETF Shares Market Price	-13.14%	3.06%	101.59%
FTSE Emerging Markets ETF Shares Net Asset
Value	-12.64	2.26	102.41
Spliced Emerging Markets Index	-12.66	1.74	105.75

8

Emerging Markets Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2008, Through October 31, 2018

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	-3.27%	2.80%	4.54%
FTSE Emerging Markets ETF
Shares	3/4/2005
Market Price		-3.55	3.11	4.62
Net Asset Value		-3.10	2.98	4.71
Admiral Shares	6/23/2006	-3.10	2.98	4.70
Institutional Shares	6/22/2000	-3.08	3.02	4.76
Institutional Plus Shares	12/15/2010	-3.05	3.03	1.07[1]
1 Return since inception.

9

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2018

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website.

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Vale SA	36,199,877	551,631	0.7%
Petroleo Brasileiro SA	49,861,622	406,235	0.6%
Itau Unibanco Holding SA Preference Shares	25,688,061	339,953	0.5%
Banco Bradesco SA Preference Shares	31,994,923	294,888	0.4%
Vale SA Class B ADR	17,759,584	268,170	0.4%
Ambev SA	58,601,259	257,301	0.3%
Itau Unibanco Holding SA ADR	19,422,681	255,797	0.3%
Petroleo Brasileiro SA Preference Shares	29,505,386	218,981	0.3%
B3 SA - Brasil Bolsa Balcao	30,444,855	217,118	0.3%
^ Petroleo Brasileiro SA ADR	13,191,415	195,497	0.3%
Banco do Brasil SA	16,033,443	184,181	0.3%
BB Seguridade Participacoes SA	10,398,436	73,989	0.1%
Petrobras Distribuidora SA	4,918,493	31,693	0.0%
* Centrais Eletricas Brasileiras SA Preference Shares	3,297,751	23,571	0.0%
* Centrais Eletricas Brasileiras SA	3,710,374	23,430	0.0%
IRB Brasil Resseguros S/A	1,115,100	21,712	0.0%
* Centrais Eletricas Brasileiras SA ADR	1,270,754	8,946	0.0%
* Centrais Eletricas Brasileiras SA ADR (XNYS)	369,747	2,304	0.0%
1 Brazil—Other †		3,151,199	4.3%
		6,526,596	8.8%

Chile †		927,646	1.3%

10

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
China
	Tencent Holdings Ltd.	87,503,024	2,997,789	4.1%
*	Alibaba Group Holding Ltd. ADR	16,178,530	2,301,881	3.1%
	China Construction Bank Corp.	1,373,646,794	1,090,053	1.5%
	Industrial & Commercial Bank of China Ltd.	1,206,492,900	818,573	1.1%
*	Baidu Inc. ADR	4,246,078	807,010	1.1%
	China Mobile Ltd.	80,845,508	757,351	1.0%
	Ping An Insurance Group Co. of China Ltd.	79,706,971	753,552	1.0%
	Bank of China Ltd.	1,181,522,261	503,377	0.7%
	CNOOC Ltd.	243,750,383	415,102	0.6%
	China Petroleum & Chemical Corp.	399,782,266	325,653	0.5%
*	JD.com Inc. ADR	12,162,388	286,059	0.4%
	China Merchants Bank Co. Ltd.	66,774,104	257,840	0.4%
	NetEase Inc. ADR	1,117,605	232,294	0.3%
	PetroChina Co. Ltd.	319,990,827	230,081	0.3%
	China Life Insurance Co. Ltd.	114,347,906	229,130	0.3%
	Agricultural Bank of China Ltd.	479,210,976	210,939	0.3%
	China Overseas Land & Investment Ltd.	58,886,741	185,130	0.3%
	China Resources Land Ltd.	41,734,325	141,947	0.2%
	China Shenhua Energy Co. Ltd.	54,753,964	123,878	0.2%
	CITIC Ltd.	75,449,026	113,363	0.2%
	PICC Property & Casualty Co. Ltd.	104,286,207	101,370	0.1%
	China Telecom Corp. Ltd.	212,397,743	100,492	0.1%
	China Resources Beer Holdings Co. Ltd.	24,648,084	85,889	0.1%
	China CITIC Bank Corp. Ltd.	124,579,598	77,219	0.1%
	Sinopharm Group Co. Ltd.	15,878,025	76,919	0.1%
	China Taiping Insurance Holdings Co. Ltd.	22,642,400	76,055	0.1%
	China Communications Construction Co. Ltd.	72,443,670	66,424	0.1%
	CRRC Corp. Ltd.	70,124,812	61,589	0.1%
^	Autohome Inc. ADR	835,148	60,448	0.1%
	China Railway Group Ltd.	64,154,028	57,335	0.1%
1	Postal Savings Bank of China Co. Ltd	. 92,011,010	55,051	0.1%
1	People’s Insurance Co. Group of China Ltd.	130,352,422	53,314	0.1%
	China Resources Power Holdings Co. Ltd	. 29,927,149	52,655	0.1%
	Kunlun Energy Co. Ltd.	43,409,541	49,391	0.1%
	China Resources Gas Group Ltd.	12,525,208	48,009	0.1%
*	Alibaba Health Information Technology Ltd.	56,145,912	45,542	0.1%
	China Everbright International Ltd	. 56,810,055	45,448	0.1%
	Dongfeng Motor Group Co. Ltd.	44,162,430	43,637	0.1%
	Zhuzhou CRRC Times Electric Co. Ltd.	7,997,059	42,869	0.1%
	China Railway Construction Corp. Ltd.	33,043,689	41,966	0.1%
	China Longyuan Power Group Corp. Ltd.	53,820,493	40,958	0.1%
1	CGN Power Co. Ltd.	177,249,514	40,764	0.1%
	Ping An Insurance Group Co. of China Ltd. Class A	4,319,011	39,681	0.1%
^,*	iQIYI Inc. ADR	1,900,616	37,328	0.1%
	China Cinda Asset Management Co. Ltd.	150,433,276	36,929	0.1%
	China Merchants Port Holdings Co. Ltd.	20,231,337	34,461	0.1%
	Industrial & Commercial Bank of China Ltd. Class A	41,334,279	33,479	0.1%
1	China Resources Pharmaceutical Group Ltd.	21,916,626	32,200	0.1%
	China Resources Cement Holdings Ltd.	33,997,076	30,178	0.1%
1	China Galaxy Securities Co. Ltd.	58,840,375	29,642	0.1%
	Beijing Capital International Airport Co. Ltd.	26,104,447	28,340	0.1%
	China Oilfield Services Ltd.	29,568,348	27,588	0.0%
1	China Huarong Asset Management Co. Ltd.	151,119,113	27,438	0.0%

11

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	AviChina Industry & Technology Co. Ltd	. 39,315,062	26,254	0.0%
	Agricultural Bank of China Ltd. Class A (XSHG)	46,202,800	25,727	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd.	55,418,131	24,353	0.0%
	China Everbright Bank Co. Ltd.	54,397,956	24,281	0.0%
	Air China Ltd.	28,642,808	23,157	0.0%
1	Sinopec Engineering Group Co. Ltd	. 23,263,564	21,671	0.0%
	China State Construction International Holdings Ltd.	28,879,728	20,652	0.0%
	China Yangtze Power Co. Ltd. Class A	8,999,991	20,189	0.0%
^,1	China International Capital Corp. Ltd.	11,661,540	19,208	0.0%
	Huaneng Renewables Corp. Ltd.	72,502,649	18,660	0.0%
	Bank of China Ltd. Class A	33,432,100	17,882	0.0%
	Ping An Bank Co. Ltd. Class A	11,357,604	17,859	0.0%
	China Southern Airlines Co. Ltd.	32,479,638	17,704	0.0%
	China Coal Energy Co. Ltd.	37,296,653	16,747	0.0%
^	China Reinsurance Group Corp.	84,949,940	16,280	0.0%
1	China Railway Signal & Communication Corp. Ltd.	24,035,798	16,185	0.0%
	Agricultural Bank of China Ltd. Class A	29,002,995	16,150	0.0%
	China Eastern Airlines Corp. Ltd.	29,078,558	16,139	0.0%
^	Angang Steel Co. Ltd.	18,407,733	15,741	0.0%
	China State Construction Engineering Corp. Ltd. Class A	19,942,133	15,444	0.0%
^,*,1 China Literature Ltd.		2,743,164	14,879	0.0%
^	China Power International Development Ltd.	70,756,063	13,999	0.0%
	China Merchants Shekou Industrial Zone
	Holdings Co. Ltd. Class A	5,050,130	13,652	0.0%
	Metallurgical Corp. of China Ltd.	52,034,885	12,647	0.0%
	China Agri-Industries Holdings Ltd.	36,678,908	12,293	0.0%
	China Petroleum & Chemical Corp. Class A	13,470,519	12,185	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A	9,505,794	10,492	0.0%
	China BlueChemical Ltd.	30,210,568	10,356	0.0%
	China International Travel Service Corp. Ltd. Class A	1,316,282	10,192	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	14,518,360	9,809	0.0%
	China Life Insurance Co. Ltd. Class A	3,029,098	9,536	0.0%
	PetroChina Co. Ltd. Class A	7,896,690	9,394	0.0%
	China Everbright Bank Co. Ltd. Class A	15,838,703	9,137	0.0%
	Huadian Fuxin Energy Corp. Ltd	. 44,658,912	8,045	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	7,770	0.0%
	CRRC Corp. Ltd. Class A	6,160,753	7,518	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	7,468	0.0%
	China Foods Ltd.	15,361,153	7,213	0.0%
	Daqin Railway Co. Ltd. Class A	5,852,648	6,784	0.0%
	China State Construction Engineering Corp. Ltd.
	Class A (XSHG)	8,653,960	6,701	0.0%
	China CITIC Bank Corp. Ltd. Class A	7,774,118	6,620	0.0%
	China Railway Construction Corp. Ltd. Class A	3,990,577	6,330	0.0%
	China Shenhua Energy Co. Ltd. Class A	2,183,415	6,324	0.0%
	Sinopec Kantons Holdings Ltd.	15,398,976	6,284	0.0%
	China Machinery Engineering Corp.	12,683,261	5,787	0.0%
	China Overseas Property Holdings Ltd.	23,261,311	5,487	0.0%
	Sinotrans Shipping Ltd.	16,363,769	5,472	0.0%
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	5,167	0.0%
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	4,734	0.0%
	China Railway Group Ltd. Class A	4,332,414	4,611	0.0%
	Harbin Electric Co. Ltd.	14,991,875	4,259	0.0%
	China National Nuclear Power Co. Ltd. Class A	5,319,107	4,259	0.0%

12

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	4,223	0.0%
	Power Construction Corp. of China Ltd. Class A	6,112,916	4,160	0.0%
^	CITIC Resources Holdings Ltd.	47,925,718	3,922	0.0%
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	3,863	0.0%
	Dah Chong Hong Holdings Ltd.	11,320,570	3,839	0.0%
^,*	Sinofert Holdings Ltd.	32,860,032	3,695	0.0%
1	China Everbright Greentech Ltd.	5,091,814	3,672	0.0%
	China Railway Group Ltd. Class A (XSHG)	3,248,829	3,458	0.0%
	China Resources Sanjiu Medical & Pharmaceutical
	Co. Ltd. Class A	974,679	3,370	0.0%
	Air China Ltd. Class A	3,077,214	3,341	0.0%
^,*	Sinopec Oilfield Service Corp.	30,046,608	3,338	0.0%
	AVIC Aircraft Co. Ltd. Class A	1,540,402	3,283	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	2,932	0.0%
	Dongxing Securities Co. Ltd. Class A	1,987,701	2,904	0.0%
^,*	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,146,581	2,830	0.0%
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,258,000	2,794	0.0%
	AECC Aviation Power Co. Ltd. Class A	844,113	2,769	0.0%
	AVIC Electromechanical Systems Co. Ltd. Class A	2,057,022	2,472	0.0%
	China Construction Bank Corp. Class A	2,344,088	2,415	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	2,173,144	2,399	0.0%
	Poly Culture Group Corp. Ltd.	1,944,947	2,244	0.0%
	Bluestar Adisseo Co. Class A	1,218,341	2,221	0.0%
	GD Power Development Co. Ltd. Class A	6,103,116	2,139	0.0%
	China National Chemical Engineering Co. Ltd. Class A	2,490,177	2,092	0.0%
	Offshore Oil Engineering Co. Ltd. Class A	2,544,070	2,033	0.0%
	China Southern Airlines Co. Ltd. Class A	2,288,500	2,017	0.0%
	China Nuclear Engineering Corp. Ltd. Class A	1,920,882	1,933	0.0%
	Metallurgical Corp. of China Ltd. Class A	4,195,533	1,912	0.0%
	China XD Electric Co. Ltd. Class A	3,641,107	1,792	0.0%
	Avic Aviation Engine Corp. plc Class A (XSSC)	544,366	1,786	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power
	Corp. Ltd. Class A	5,879,228	1,773	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A	1,220,600	1,767	0.0%
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,734	0.0%
	Tsinghua Unisplendour Co. Ltd. Class A (XSHE)	353,723	1,694	0.0%
	China International Travel Service Corp. Ltd. Class A (XSSC)	218,010	1,688	0.0%
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	1,654	0.0%
	China Power Clean Energy Development Co. Ltd.	5,711,691	1,643	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	1,902,425	1,598	0.0%
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	1,559	0.0%
	China National Accord Medicines Corp. Ltd. Class A	217,467	1,438	0.0%
	China Eastern Airlines Corp. Ltd. Class A	1,928,700	1,392	0.0%
	AVIC Aircraft Co. Ltd. Class A (XSEC)	636,800	1,357	0.0%
	Zhongjin Gold Corp. Ltd. Class A	1,174,812	1,336	0.0%
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,237	0.0%
	China Communications Construction Co. Ltd. Class A	669,000	1,204	0.0%
	Unisplendour Corp. Ltd. Class A	235,912	1,130	0.0%
	Angang Steel Co. Ltd. Class A	1,300,855	1,095	0.0%
	Cinda Real Estate Co. Ltd. Class A	2,023,896	1,095	0.0%
	China Galaxy Securities Co. Ltd. Class A	995,320	1,053	0.0%
*	Sinopec Oilfield Equipment Corp. Class A	748,494	1,023	0.0%
	China Merchants Land Ltd.	7,883,888	1,019	0.0%
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	1,001	0.0%

13

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Minmetals Land Ltd.	6,481,561	995	0.0%
AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	803,745	966	0.0%
§ Jingwei Textile Machinery Co. Ltd. Class A	359,700	933	0.0%
Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	929	0.0%
Guangxi Guiguan Electric Power Co. Ltd. Class A	1,175,359	914	0.0%
Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	888	0.0%
China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	867	0.0%
Huadian Heavy Industries Co. Ltd. Class A	1,526,509	863	0.0%
* Sinopec Oilfield Service Corp. Class A	3,057,700	846	0.0%
China Spacesat Co. Ltd. Class A	358,897	839	0.0%
Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	824	0.0%
Shanghai Electric Power Co. Ltd. Class A	844,723	820	0.0%
Sinochem International Corp. Class A	794,851	800	0.0%
Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	781	0.0%
Inner Mongolia MengDian HuaNeng Thermal Power
Corp. Ltd. Class A (XSHG)	2,555,201	770	0.0%
China Coal Energy Co. Ltd. Class A	1,018,694	769	0.0%
* Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	765	0.0%
Tian Di Science & Technology Co. Ltd. Class A	1,340,984	763	0.0%
China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	754	0.0%
Daye Special Steel Co. Ltd. Class A	556,300	737	0.0%
China Electronics Huada Technology Co. Ltd.	8,308,062	732	0.0%
North Electro-Optic Co. Ltd. Class A	494,561	726	0.0%
Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	710	0.0%
China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	702	0.0%
Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	695	0.0%
* SGIS Songshan Co. Ltd. Class A	794,400	689	0.0%
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	675	0.0%
China National Medicines Corp. Ltd. Class A	185,586	674	0.0%
Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	671	0.0%
Heilongjiang Agriculture Co. Ltd. Class A	517,150	654	0.0%
Xinjiang Yilite Industry Co. Ltd. Class A	342,900	632	0.0%
China Eastern Airlines Corp. Ltd. Class A (XSSC)	829,600	599	0.0%
FAW CAR Co. Ltd. Class A	589,943	553	0.0%
China Spacesat Co. Ltd. Class A (XSHG)	226,387	529	0.0%
Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	506	0.0%
Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A	687,142	505	0.0%
* East China Engineering Science and Technology
Co. Ltd. Class A	589,564	500	0.0%
* Sichuan Chengfei Integration Technology Corp. Class A	216,379	496	0.0%
Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	495	0.0%
* Minmetals Development Co. Ltd. Class A	508,486	487	0.0%
Guodian Nanjing Automation Co. Ltd. Class A	851,900	467	0.0%
* China Chengtong Development Group Ltd.	17,691,007	464	0.0%
Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	453	0.0%
* Grinm Advanced Materials Co. Ltd. Class A	449,200	422	0.0%
Sinochem International Corp. Class A (XSHG)	414,700	417	0.0%
COFCO Tunhe Sugar Co. Ltd. Class A	421,800	412	0.0%
China Oilfield Services Ltd. Class A	270,177	380	0.0%
GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	377	0.0%
China National Medicines Corp. Ltd. Class A (XSSC)	98,552	358	0.0%
China Television Media Ltd. Class A	289,800	334	0.0%
CITIC Heavy Industries Co. Ltd. Class A	831,227	316	0.0%

14

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Huolinhe Opencut Coal Industry Corp. Ltd.
	of Inner Mongolia Class A	251,700	297	0.0%
*	China Tungsten And Hightech Materials Co. Ltd. Class A	363,860	287	0.0%
	Besttone Holdings Co. Ltd. Class A	218,900	275	0.0%
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	274	0.0%
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	273	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	188,400	273	0.0%
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	557,401	270	0.0%
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	259	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	177,401	238	0.0%
	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	237	0.0%
	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	234	0.0%
	Air China Ltd. Class A (XSSC)	209,538	228	0.0%
*	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	227	0.0%
	China Television Media Ltd. Class A (XSSC)	155,437	179	0.0%
	Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	164	0.0%
	Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	150	0.0%
	Xinjiang Guannong Fruit & Antler Group Co. Ltd.
	Class A (XSHG)	203,200	149	0.0%
*	CSSC Offshore and Marine Engineering Group Co. Ltd.
	Class A (XSHG)	107,500	144	0.0%
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	100	0.0%
	Beijing HualuBaina Film & TV Co. Ltd. Class A	124,000	88	0.0%
*	COSCO Shipping International Singapore Co. Ltd.	141,815	36	0.0%
	COSCO Shipping Co. Ltd. Class A (XSSC)	67,400	33	0.0%
	China Merchants Shekou Industrial Zone Holdings Co.
	Ltd. Class A (XSEC)	6,000	16	0.0%
	Ping An Bank Co. Ltd. Class A (XSEC)	4,000	6	0.0%
§,1	China—Other †		9,452,742	12.8%
			24,724,267	33.5%

Colombia †			327,770	0.4%

[1]Czech Republic †			151,447	0.2%

Egypt †			158,666	0.2%

§Greece †			267,961	0.4%

Hungary †			244,560	0.3%

India
	Reliance Industries Ltd.	47,683,895	684,563	0.9%
	Housing Development Finance Corp. Ltd.	25,620,336	612,929	0.8%
	Infosys Ltd.	57,974,054	535,742	0.7%
	Tata Consultancy Services Ltd.	14,080,891	369,137	0.5%
	Hindustan Unilever Ltd.	10,946,016	240,314	0.3%
*	Axis Bank Ltd.	27,701,040	218,077	0.3%
	Oil & Natural Gas Corp. Ltd.	48,300,449	100,052	0.2%
	Coal India Ltd.	19,855,560	71,561	0.1%
	NTPC Ltd.	31,207,247	67,379	0.1%
*	State Bank of India	17,661,960	67,215	0.1%
	Indian Oil Corp. Ltd.	33,976,076	63,748	0.1%
	Bharat Petroleum Corp. Ltd.	15,548,402	57,985	0.1%

15

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	GAIL India Ltd.	8,842,189	44,799	0.1%
	Power Grid Corp. of India Ltd.	13,003,016	32,685	0.1%
*	State Bank of India GDR	805,673	30,415	0.1%
	Hindustan Petroleum Corp. Ltd.	9,573,153	29,132	0.1%
	NMDC Ltd.	13,047,969	19,276	0.0%
	Container Corp. Of India Ltd.	2,009,685	17,239	0.0%
	REC Ltd.	10,901,004	17,161	0.0%
*	Steel Authority of India Ltd.	16,267,716	14,202	0.0%
	Bharat Heavy Electricals Ltd.	14,383,034	13,392	0.0%
	Power Finance Corp. Ltd.	10,283,768	13,283	0.0%
	Bharat Electronics Ltd.	9,930,007	12,493	0.0%
	NHPC Ltd.	36,569,479	12,049	0.0%
*	Bank of Baroda	7,883,601	11,804	0.0%
	Oil India Ltd.	3,796,349	10,138	0.0%
*,1	SBI Life Insurance Co. Ltd.	1,001,080	7,584	0.0%
*	Canara Bank	2,057,326	7,288	0.0%
*	Punjab National Bank	7,034,347	7,008	0.0%
	National Aluminium Co. Ltd.	7,343,529	6,781	0.0%
*	IDBI Bank Ltd.	7,635,989	6,111	0.0%
	NBCC India Ltd.	6,692,882	5,009	0.0%
	Indian Bank	1,439,781	4,921	0.0%
*	Bank of India	3,985,341	4,640	0.0%
	Mangalore Refinery & Petrochemicals Ltd.	4,165,114	4,614	0.0%
	Engineers India Ltd.	2,164,778	3,390	0.0%
*	Union Bank of India	2,362,060	2,451	0.0%
*	IFCI Ltd.	10,892,947	2,043	0.0%
	Vijaya Bank	2,789,455	1,659	0.0%
*	Indian Overseas Bank	7,504,203	1,524	0.0%
*	Syndicate Bank	3,117,293	1,469	0.0%
*	Oriental Bank of Commerce	1,250,565	1,360	0.0%
*	Allahabad Bank	2,197,982	1,314	0.0%
*	Corp Bank	3,209,758	1,164	0.0%
	Gujarat Mineral Development Corp. Ltd.	906,524	1,058	0.0%
*	UCO Bank	3,911,966	1,012	0.0%
*	Shipping Corp. of India Ltd.	1,518,067	905	0.0%
*	Central Bank of India	1,889,837	816	0.0%
*	Andhra Bank	1,615,424	640	0.0%
§,1	India—Other †		4,612,412	6.3%
			8,053,943	10.9%
Indonesia
	Bank Central Asia Tbk PT	147,953,680	230,373	0.3%
*	Vale Indonesia Tbk PT	33,878,347	6,538	0.0%
§	Indonesia—Other †		1,398,795	1.9%
			1,635,706	2.2%

Kuwait †			189,724	0.3%

Malaysia
	Public Bank Bhd. (Local)	47,885,358	281,682	0.4%
	Tenaga Nasional Bhd.	61,073,111	214,680	0.3%
§,1	Malaysia—Other †		1,939,307	2.6%
			2,435,669	3.3%

16

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Mexico
	America Movil SAB de CV	422,944,462	306,279	0.4%
	Fomento Economico Mexicano SAB de CV	32,628,578	277,387	0.4%
	Grupo Financiero Banorte SAB de CV	43,202,954	237,695	0.3%
§,1	Mexico—Other †		1,575,717	2.2%
			2,397,078	3.3%

Pakistan †			153,160	0.2%

Peru †			286,111	0.4%

[1]Philippines †			970,063	1.3%

§Poland †			239	0.0%

Qatar
	Qatar National Bank QPSC	6,828,715	365,519	0.5%
	Qatar—Other †		473,819	0.6%
			839,338	1.1%
Russia
	Sberbank of Russia PJSC	157,669,238	453,186	0.6%
	Lukoil PJSC ADR	4,100,408	305,722	0.4%
	Lukoil PJSC	3,049,511	228,619	0.3%
	Gazprom PJSC	84,348,043	198,716	0.3%
	Gazprom PJSC ADR	37,847,111	178,960	0.3%
	Rosneft Oil Co. PJSC GDR	11,045,811	77,390	0.1%
	AK Transneft OAO Preference Shares	24,335	63,170	0.1%
	Rosneft Oil Co. PJSC	7,118,635	49,642	0.1%
	VTB Bank PJSC	60,709,531,072	33,737	0.1%
	Inter RAO UES PJSC	512,972,670	31,036	0.0%
	RusHydro PJSC	1,792,266,418	14,958	0.0%
	VTB Bank PJSC GDR	10,745,239	13,528	0.0%
	Federal Grid Co. Unified Energy System PJSC	4,602,744,717	10,690	0.0%
	Aeroflot PJSC	5,828,510	8,606	0.0%
	Bashneft PJSC	293,156	8,575	0.0%
	ROSSETI PJSC	536,105,584	5,478	0.0%
	Mosenergo PJSC	90,179,234	2,638	0.0%
	TGC-1 PJSC	8,801,055,345	1,146	0.0%
	OGK-2 PJSC	157,137,880	829	0.0%
	Bashneft PAO Preference Shares	1,006	28	0.0%
1	Russia—Other †		1,204,906	1.6%
			2,891,560	3.9%
South Africa
	Naspers Ltd.	6,540,508	1,147,211	1.5%
	Sasol Ltd.	8,156,139	266,542	0.4%
	Standard Bank Group Ltd.	19,675,404	217,988	0.3%
	FirstRand Ltd.	49,009,690	214,058	0.3%
1	South Africa—Other †		2,903,821	3.9%
			4,749,620	6.4%

17

	Emerging Markets Stock Index Fund

				Market	Percentage
				Value•	of Net
			Shares	($000)	Assets
	Switzerland †			14,578	0.0%

	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd.		227,865,845	1,710,676	2.3%
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR		28,851,701	1,099,250	1.5%
	Hon Hai Precision Industry Co. Ltd.		182,412,892	464,341	0.6%
	Formosa Plastics Corp.		74,593,325	243,926	0.4%
	Nan Ya Plastics Corp.		86,052,401	214,357	0.3%
§	Taiwan—Other †			6,779,535	9.2%
				10,512,085	14.3%
	Thailand
*	PTT PCL		167,188,372	257,089	0.4%
§,1	Thailand—Other †			2,807,784	3.8%
				3,064,873	4.2%

	§,1Turkey †			559,640	0.8%

	United Arab Emirates †			688,786	0.9%
	Total Common Stocks (Cost $71,291,835)			72,771,086	98.6%[2]
	Preferred Stocks (Cost $976) †			972	0.0%

		Coupon
	Temporary Cash Investments
	Money Market Fund
[3,4]	Vanguard Market Liquidity Fund	2.308%	17,838,194	1,783,819	2.4%

	5U.S. Government and Agency Obligations †			59,680	0.1%
Total Temporary Cash Investments (Cost $1,843,497)				1,843,499	2.5%[2]
	Total Investments (Cost $73,136,308)			74,615,557	101.1%

18

Emerging Markets Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	4,032
Receivables for Investment Securities Sold	1,497
Receivables for Accrued Income	58,471
Receivables for Capital Shares Issued	41,401
Currency at Value and Receivable	36,477
Variation Margin Receivable—Futures Contracts	9,680
Other Assets [5,6]	28,060
Total Other Assets	179,618	0.3%
Liabilities
Payables for Investment Securities Purchased	(31,624)
Collateral for Securities on Loan	(923,234)
Payables for Capital Shares Redeemed	(10,697)
Payables to Vanguard	(35,124)
Unrealized Depreciation—Swap Contracts	(1,105)
Other Liabilities	(24)
Total Liabilities	(1,001,808)	(1.4%)
Net Assets	73,793,367	100.0%

At October 31, 2018, net assets consisted of:
		Amount
		($000)
Paid-in Capital		81,692,230
Total Distributable Earnings (Loss)		(7,898,863)
Net Assets		73,793,367

Investor Shares—Net Assets
Applicable to 53,407,617 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,282,594
Net Asset Value Per Share—Investor Shares		$24.02

ETF Shares—Net Assets
Applicable to 1,418,116,268 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		53,764,653
Net Asset Value Per Share—ETF Shares		$37.91

Admiral Shares—Net Assets
Applicable to 368,937,806 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		11,631,879
Net Asset Value Per Share—Admiral Shares		$31.53

19

Emerging Markets Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 214,435,696 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,141,521
Net Asset Value Per Share—Institutional Shares	$23.98

Institutional Plus Shares—Net Assets
Applicable to 24,729,903 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,972,720
Net Asset Value Per Share—Institutional Plus Shares	$79.77

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $850,056,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $1,057,704,000, representing 1.4% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts.
After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $923,234,000 of collateral received for securities on loan.
5 Securities with a value of $38,241,000 and cash of $7,764,000 have been segregated as initial margin for open futures contracts.
6 Cash of $5,580,000 has been segregated as collateral for open over-the-counter swap contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

20

Emerging Markets Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
			Number of		Unrealized
			Long (Short)	Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	December 2018		17,600	841,896	(66,870)

Total Return Swaps
					Value and
				Fixed/Floating	Unrealized
			Notional	Net Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Alibaba Group Holding
Ltd. ADR	2/4/19	GSI	79,288	(2.289%)	(1,105)
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2018
($000)
Investment Income
Income
Dividends[1]	2,285,153
Interest [2]	11,771
Securities Lending—Net	43,295
Total Income	2,340,219
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,151
Management and Administrative—Investor Shares	3,831
Management and Administrative—ETF Shares	50,113
Management and Administrative—Admiral Shares	12,537
Management and Administrative—Institutional Shares	3,427
Management and Administrative—Institutional Plus Shares	1,196
Marketing and Distribution—Investor Shares	305
Marketing and Distribution—ETF Shares	2,666
Marketing and Distribution—Admiral Shares	1,009
Marketing and Distribution—Institutional Shares	158
Marketing and Distribution—Institutional Plus Shares	31
Custodian Fees	27,590
Auditing Fees	54
Shareholders’ Reports and Proxy—Investor Shares	49
Shareholders’ Reports and Proxy—ETF Shares	2,301
Shareholders’ Reports and Proxy—Admiral Shares	196
Shareholders’ Reports and Proxy—Institutional Shares	68
Shareholders’ Reports and Proxy—Institutional Plus Shares	4
Trustees’ Fees and Expenses	55
Total Expenses	110,741
Net Investment Income	2,229,478
Realized Net Gain (Loss)
Investment Securities Sold [2,3]	(661,981)
Futures Contracts	(19,316)
Swap Contracts	(24,633)
Foreign Currencies	(24,528)
Realized Net Gain (Loss)	(730,458)
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	(12,211,182)
Futures Contracts	(88,970)
Swap Contracts	(918)
Foreign Currencies	(19)
Change in Unrealized Appreciation (Depreciation)	(12,301,089)

Net Increase (Decrease) in Net Assets Resulting from Operations (10,802,069)

1 Dividends are net of foreign withholding taxes of $246,058,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,964,000, ($281,000), and $26,000, respectively. Purchases and sales are for temporary cash investment purposes.

3 Includes $781,913,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,229,478	1,886,208
Realized Net Gain (Loss)	(730,458)	(539,822)
Change in Unrealized Appreciation (Depreciation)	(12,301,089)	13,171,624
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,802,069)	14,518,010
Distributions
Net Investment Income
Investor Shares	(34,840)	(38,483)
ETF Shares	(1,508,651)	(1,390,987)
Admiral Shares	(316,049)	(271,514)
Institutional Shares	(137,424)	(122,601)
Institutional Plus Shares	(66,402)	(89,075)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(2,063,366)	(1,912,660)
Capital Share Transactions
Investor Shares	(228,813)	(112,999)
ETF Shares	(1,758,476)	11,178,651
Admiral Shares	1,120,358	1,620,504
Institutional Shares	352,226	664,358
Institutional Plus Shares	(1,753,047)	382,366
Net Increase (Decrease) from Capital Share Transactions	(2,267,752)	13,732,880
Total Increase (Decrease)	(15,133,187)	26,338,230
Net Assets
Beginning of Period	88,926,554	62,588,324
End of Period	73,793,367	88,926,554

See accompanying Notes, which are an integral part of the Financial Statements.

23

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$28.16	$23.85	$22.16	$27.02	$26.78
Investment Operations
Net Investment Income	. 663[1]	.601[1]	. 530.642		.672
Net Realized and Unrealized Gain (Loss)
on Investments	(4.187)	4.302	1.691	(4.865)	.271
Total from Investment Operations	(3.524)	4.903	2.221	(4.223)	.943
Distributions
Dividends from Net Investment Income	(. 616)	(. 593)	(. 531)	(. 637)	(.703)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 616)	(. 593)	(. 531)	(. 637)	(.703)
Net Asset Value, End of Period	$24.02	$28.16	$23.85	$22.16	$27.02

Total Return[2]	-12.73%	20.76%	10.21%	-15.74%	3.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,283	$1,738	$1,570	$1,573	$2,063
Ratio of Total Expenses to Average Net Assets	0.29%	0.32%	0.32%	0.33%	0.33%
Ratio of Net Investment Income to
Average Net Assets	2.36%	2.38%	2.50%	2.53%	2.56%
Portfolio Turnover Rate [3]	11%	6%	13%	7%	9%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$44.47	$37.67	$34.98	$42.66	$42.28
Investment Operations
Net Investment Income	1.126[1]	1.035[1]	.900	1.086	1.137
Net Realized and Unrealized Gain (Loss)
on Investments	(6.636)	6.781	2.679	(7.685)	.428
Total from Investment Operations	(5.510)	7.816	3.579	(6.599)	1.565
Distributions
Dividends from Net Investment Income	(1.050)	(1.016)	(.889)	(1.081)	(1.185)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.050)	(1.016)	(.889)	(1.081)	(1.185)
Net Asset Value, End of Period	$37.91	$44.47	$37.67	$34.98	$42.66

Total Return	-12.64%	20.98%	10.47%	-15.59%	3.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$53,765	$64,967	$44,636	$37,071	$48,000
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.56%	2.68%	2.71%	2.74%
Portfolio Turnover Rate[2]	11%	6%	13%	7%	9%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$36.99	$31.33	$29.10	$35.49	$35.17
Investment Operations
Net Investment Income	. 944[1]	.860[1]	.747	.903	.946
Net Realized and Unrealized Gain (Loss)
on Investments	(5.531)	5.645	2.222	(6.394)	.361
Total from Investment Operations	(4.587)	6.505	2.969	(5.491)	1.307
Distributions
Dividends from Net Investment Income	(. 873)	(. 845)	(.739)	(. 899)	(. 987)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 873)	(. 845)	(.739)	(. 899)	(. 987)
Net Asset Value, End of Period	$31.53	$36.99	$31.33	$29.10	$35.49

Total Return[2]	-12.64%	21.00%	10.41%	-15.60%	3.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,632	$12,585	$9,166	$8,060	$8,870
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.14%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.51%	2.56%	2.68%	2.71%	2.74%
Portfolio Turnover Rate [3]	11%	6%	13%	7%	9%

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$28.13	$23.82	$22.13	$26.99	$26.74
Investment Operations
Net Investment Income	.721[1]	.659[1]	.577	. 696.726
Net Realized and Unrealized Gain (Loss)
on Investments	(4.198)	4.301	1.683	(4.865)	.283
Total from Investment Operations	(3.477)	4.960	2.260	(4.169)	1.009
Distributions
Dividends from Net Investment Income	(. 673)	(. 650)	(. 570)	(. 691)	(.759)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 673)	(. 650)	(. 570)	(. 691)	(.759)
Net Asset Value, End of Period	$23.98	$28.13	$23.82	$22.13	$26.99

Total Return	-12.60%	21.06%	10.42%	-15.57%	3.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,142	$5,647	$4,191	$3,645	$4,002
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.55%	2.59%	2.71%	2.74%	2.77%
Portfolio Turnover Rate[2]	11%	6%	13%	7%	9%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$93.57	$79.26	$73.61	$89.77	$88.97
Investment Operations
Net Investment Income	2.182[1]	2.221[1]	1.928	2.326	2.436
Net Realized and Unrealized Gain (Loss)
on Investments	(13.725)	14.266	5.630	(16.171)	.904
Total from Investment Operations	(11.543)	16.487	7.558	(13.845)	3.340
Distributions
Dividends from Net Investment Income	(2.257)	(2.177)	(1.908)	(2.315)	(2.540)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.257)	(2.177)	(1.908)	(2.315)	(2.540)
Net Asset Value, End of Period	$79.77	$93.57	$79.26	$73.61	$89.77

Total Return	-12.58%	21.04%	10.48%	-15.55%	3.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,973	$3,991	$3,026	$2,566	$2,754
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.57%	2.61%	2.73%	2.76%	2.79%
Portfolio Turnover Rate[2]	11%	6%	13%	7%	9%

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2018, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

29

Emerging Markets Stock Index Fund

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also receives a fixed rate spread related to the reference stock and pays a floating rate that is based on short-term interest rates, applied to the notional amount. To mitigate interest rate risk on the floating rate payable, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

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Emerging Markets Stock Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counter-parties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended October 31, 2018, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are

31

Emerging Markets Stock Index Fund

on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

32

Emerging Markets Stock Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $4,032,000, representing 0.01% of the fund’s net assets and 1.61% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	10,465,026	167	8
Common Stocks—Other	6,252,764	55,921,236	131,885
Preferred Stocks	—	972	—
Temporary Cash Investments	1,783,819	59,680	—
Futures Contracts—Assets[1]	9,680	—	—
Swap Contracts—Liabilities	—	(1,105)	—
Total	18,511,289	55,980,950	131,893
1 Represents variation margin on the last day of the reporting period.

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $5,716,390,000 based on Level 2 inputs were transferred from Level 1 during the fiscal period. Additionally, based on values on the date of transfer, securities valued at $6,446,825,000 based on Level 1 inputs were transferred from Level 2 during the fiscal period.

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Emerging Markets Stock Index Fund

D. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, the following permanent differences primarily attributable to the accounting for in-kind redemptions, the expiration of capital loss carryforwards, foreign currency transactions, passive foreign investment companies, and swap agreements were reclassified to the following accounts:

Amount
($000)
Paid-in Capital	569,539
Total Distributable Earnings (Loss)	(569,539)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts, swap agreements, and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	356,719
Undistributed Long-Term Gains	—
Capital Loss Carryforwards*	(9,555,764)
Net Unrealized Gains (Losses)	1,333,449

* Includes $301,433,000, which may be used to offset future net capital gains through October 31, 2019, as well as capital losses of $9,254,331,000, which may be carried forward indefinitely but must be used before any expiring loss carryforwards.

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	73,281,175
Gross Unrealized Appreciation	15,660,530
Gross Unrealized Depreciation	(14,326,148)
Net Unrealized Appreciation (Depreciation)	1,334,382

E. During the year ended October 31, 2018, the fund purchased $10,023,584,000 of investment securities and sold $12,130,320,000 of investment securities, other than temporary cash investments. Purchases and sales include $625,255,000 and $2,113,945,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

34

Emerging Markets Stock Index Fund

F. Capital share transactions for each class of shares were:
			Year Ended October 31,
		2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	377,234	13,164	404,897	15,943
Issued in Lieu of Cash Distributions	32,904	1,223	36,484	1,391
Redeemed	(638,951)	(22,689)	(554,380)	(21,446)
Net Increase (Decrease)—Investor Shares	(228,813)	(8,302)	(112,999)	(4,112)
ETF Shares
Issued	1,587,017	32,926	11,178,653	276,026
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,345,493)	(75,800)	(2)	—
Net Increase (Decrease)—ETF Shares	(1,758,476)	(42,874)	11,178,651	276,026
Admiral Shares
Issued	3,816,592	102,254	3,335,629	99,595
Issued in Lieu of Cash Distributions	274,729	7,776	237,621	6,898
Redeemed	(2,970,963)	(81,349)	(1,952,746)	(58,774)
Net Increase (Decrease)—Admiral Shares	1,120,358	28,681	1,620,504	47,719
Institutional Shares
Issued	1,751,540	63,414	1,613,065	63,224
Issued in Lieu of Cash Distributions	126,902	4,722	112,798	4,308
Redeemed	(1,526,216)	(54,466)	(1,061,505)	(42,673)
Net Increase (Decrease)—Institutional Shares	352,226	13,670	664,358	24,859
Institutional Plus Shares
Issued	867,783	9,576	919,111	10,731
Issued in Lieu of Cash Distributions	61,232	678	84,000	964
Redeemed	(2,682,062)	(28,173)	(620,745)	(7,220)
Net Increase (Decrease)—Institutional Plus Shares	(1,753,047)	(17,919)	382,366	4,475

G. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Emerging Markets Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Emerging Markets Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the “Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 18, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

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Special 2018 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $1,036,995,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $2,388,234,000 and foreign taxes paid of $246,085,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2019 to determine the calendar-year amounts to be included on their 2018 tax returns.

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2018. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Emerging Markets Stock Index Fund Investor Shares

Periods Ended October 31, 2018

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	-12.73%	0.27%	7.13%
Returns After Taxes on Distributions	-13.35	-0.44	6.50
Returns After Taxes on Distributions and Sale of Fund Shares	-7.29	0.08	5.75

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended October 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Stock Index Fund	4/30/2018	10/31/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$842.01	$1.21
FTSE Emerging Markets ETF Shares	1,000.00	842.47	0.46
Admiral Shares	1,000.00	842.55	0.65
Institutional Shares	1,000.00	842.89	0.42
Institutional Plus Shares	1,000.00	842.73	0.28
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.89	$1.33
FTSE Emerging Markets ETF Shares	1,000.00	1,024.70	0.51
Admiral Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.75	0.46
Institutional Plus Shares	1,000.00	1,024.90	0.31

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.26% for Investor Shares, 0.10% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.09% for Institutional Shares, and 0.06% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006; MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through June 27, 2013; FTSE Emerging Index through November 1, 2015; FTSE Emerging Markets All Cap China A Transition Index through September 18, 2016; and FTSE Emerging Markets All Cap China A Inclusion Index thereafter. Benchmark returns are adjusted for withholding taxes.

42

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	Source for Bloomberg Barclays indexes: Bloomberg
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rights reserved.
Institutional Investor Services > 800-523-1036
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fund only if preceded or accompanied by	rights reserved. ”FTSE®”, ”Russell®”, ”MTS®”, ”FTSE
the fund’s current prospectus.	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
All comparative mutual fund data are from Lipper, a	are trademarks of the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies and are used by FTSE, MTS, FTSE TMX and
otherwise noted.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
You can obtain a free copy of Vanguard’s proxy voting	can be accepted by the London Stock Exchange Group
guidelines by visiting vanguard.com/proxyreporting or by	companies nor its licensors for any errors or for any
calling Vanguard at 800-662-2739. The guidelines are	loss from use of this publication. Neither the London
also available from the SEC’s website, sec.gov. In	Stock Exchange Group companies nor any of its
addition, you may obtain a free report on how your fund	licensors make any claim, prediction, warranty or
voted the proxies for securities it owned during the 12	representation whatsoever, expressly or impliedly,
months ended June 30. To get the report, visit either	either as to the results to be obtained from the use of
vanguard.com/proxyreporting or sec.gov.	the FTSE Indexes or the fitness or suitability of the
You can review information about your fund on the	Indexes for any particular purpose to which they might
SEC’s website, and you can receive copies of this	be put.
information, for a fee, by sending a request via email	The Industry Classification Benchmark (”ICB”) is owned
addressed to publicinfo@sec.gov.	by FTSE. FTSE does not accept any liability to any
person for any loss or damage arising out of any error
or omission in the ICB.

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5330 122018

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2018: $328,000
Fiscal Year Ended October 31, 2017: $405,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2018: $9,734,277
Fiscal Year Ended October 31, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2018: $5,581,336
Fiscal Year Ended October 31, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2018: $347,985
Fiscal Year Ended October 31, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2018: $0
Fiscal Year Ended October 31, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2018: $347,985
Fiscal Year Ended October 31, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)

Common Stocks (99.1%)[1]
Austria (0.5%)
	Erste Group Bank AG	611,922	24,910
	OMV AG	301,129	16,723
	voestalpine AG	240,482	8,535
	ANDRITZ AG	150,705	7,808
	Raiffeisen Bank International AG	276,347	7,531
	Wienerberger AG	249,458	5,738
*	IMMOFINANZ AG	208,330	4,959
	CA Immobilien Anlagen AG	147,676	4,806
*,2	BAWAG Group AG	75,897	3,274
	Oesterreichische Post AG	71,290	2,894
	Verbund AG	69,495	2,797
	Lenzing AG	28,176	2,556
	UNIQA Insurance Group AG	237,800	2,221
	Vienna Insurance Group AG Wiener Versicherung Gruppe	82,960	2,203
	Telekom Austria AG Class A	287,192	2,131
	Schoeller-Bleckmann Oilfield Equipment AG	23,772	2,122
	S IMMO AG	98,327	1,681
	DO & CO AG	14,912	1,352
	Strabag SE	37,188	1,308
	EVN AG	68,124	1,191
	Flughafen Wien AG	24,005	933
	Palfinger AG	23,570	719
	Porr AG	22,124	599
*	Zumtobel Group AG	62,514	567
*	Agrana Beteiligungs AG	21,152	421
*	Semperit AG Holding	21,928	362
	Kapsch TrafficCom AG	9,815	350
*,§	Strabag SE Rights Exp. 6/28/2021	37,485	55
			110,746
Belgium (1.7%)
	Anheuser-Busch InBev SA/NV	1,618,258	119,689
	KBC Group NV	588,546	40,561
	UCB SA	256,139	21,511
	Umicore SA	438,264	20,631
	Ageas	399,431	19,986
	Solvay SA Class A	148,025	16,861
	Groupe Bruxelles Lambert SA	155,022	14,418
	Proximus SADP	298,699	7,610
	Ackermans & van Haaren NV	47,910	7,543
	Colruyt SA	113,656	6,608
	Sofina SA	32,749	6,264
	Cofinimmo SA	48,632	5,816
	Telenet Group Holding NV	102,773	4,979
	Warehouses De Pauw CVA	36,498	4,733
	Elia System Operator SA/NV	66,446	4,154
	KBC Ancora	77,079	3,562
	bpost SA	216,020	3,278
	Ontex Group NV	170,710	3,272
	Euronav NV	343,069	3,195
	Aedifica SA	37,605	3,146
	Melexis NV	39,281	2,584
	Barco NV	20,131	2,292
	Befimmo SA	40,716	2,232
	Gimv NV	37,450	1,998
	D'ieteren SA/NV	47,582	1,882
*	Tessenderlo Chemie NV (Voting Shares)	52,912	1,863
	Bekaert SA	75,543	1,632
*	AGFA-Gevaert NV	357,415	1,596
	Cie d'Entreprises CFE	14,607	1,549
	Kinepolis Group NV	26,996	1,449
	Fagron	76,069	1,237

1

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Orange Belgium SA	61,609	1,106
^	Econocom Group SA/NV	284,326	890
*,^	Ion Beam Applications	44,160	776
*	Mithra Pharmaceuticals SA	27,930	766
	EVS Broadcast Equipment SA	30,415	676
	Wereldhave Belgium NV	5,192	503
	Van de Velde NV	14,082	351
*,^	Nyrstar (Voting Shares)	164,800	298
^	Greenyard NV	32,402	296
			343,793
Denmark (2.6%)
	Novo Nordisk A/S Class B	3,619,182	156,300
	DSV A/S	384,224	30,824
	Danske Bank A/S	1,430,788	27,383
	Coloplast A/S Class B	281,373	26,256
	Vestas Wind Systems A/S	409,192	25,661
	Carlsberg A/S Class B	223,825	24,692
	Novozymes A/S	438,186	21,640
	Chr Hansen Holding A/S	208,115	21,008
2	Orsted A/S	317,662	20,143
	AP Moller - Maersk A/S Class B	13,535	17,084
*	Genmab A/S	117,562	16,086
	Pandora A/S	221,155	13,821
	ISS A/S	394,435	12,954
	GN Store Nord A/S	287,531	12,197
	AP Moller - Maersk A/S Class A	9,600	11,392
*,^	William Demant Holding A/S	231,637	7,614
	Royal Unibrew A/S	105,676	7,499
*	Ambu A/S Class B	319,192	6,649
	SimCorp A/S	84,229	6,485
	Tryg A/S	262,151	6,319
	Jyske Bank A/S	146,033	5,963
	H Lundbeck A/S	126,650	5,907
	FLSmidth & Co. A/S	106,210	5,573
	Rockwool International A/S Class B	13,565	4,635
	Topdanmark A/S	90,081	4,282
	Sydbank A/S	137,552	3,177
	Dfds A/S	59,630	2,552
*	Nilfisk Holding A/S	57,513	2,257
*	ALK-Abello A/S	13,907	2,228
	Schouw & Co. A/S	27,134	2,216
2	Scandinavian Tobacco Group A/S	132,933	2,017
*,^	Bavarian Nordic A/S	67,103	1,551
*	Bang & Olufsen A/S	72,994	1,516
	Spar Nord Bank A/S	164,594	1,364
	Alm Brand A/S	141,510	1,185
*,^	NKT A/S	56,010	1,054
*	D/S Norden A/S	54,191	748
	Matas A/S	74,343	718
	Solar A/S Class B	10,951	587
			521,537
Finland (1.9%)
	Nokia Oyj	11,906,149	67,253
	Sampo Oyj Class A	1,044,237	48,022
	Kone Oyj Class B	829,758	40,388
	UPM-Kymmene Oyj	1,135,332	36,500
	Neste Oyj	294,820	24,209
	Fortum Oyj	919,168	19,349
	Stora Enso Oyj	1,191,635	17,905
	Wartsila Oyj Abp	966,923	16,453
	Elisa Oyj	304,820	12,128
	Amer Sports Oyj	246,092	9,148
	Nokian Renkaat Oyj	285,907	9,094
	Kesko Oyj Class B	145,308	8,486

2

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Orion Oyj Class B	216,846	7,459
	Metso Oyj	226,054	7,137
	Valmet Oyj	285,594	6,503
	Huhtamaki Oyj	197,717	5,543
	Konecranes Oyj Class A	154,746	5,542
	Tieto Oyj	158,500	5,102
	Cargotec Oyj Class B	99,873	4,151
	Metsa Board Oyj	364,318	3,186
	Outokumpu Oyj	647,794	2,715
	DNA Oyj	130,991	2,567
	Kemira Oyj	190,703	2,339
	YIT Oyj	338,607	1,929
	Sanoma Oyj	166,208	1,873
	Cramo Oyj	82,501	1,573
	Citycon Oyj	789,605	1,535
	Uponor Oyj	118,425	1,283
*	Caverion Oyj	197,754	1,238
*	Outotec Oyj	305,563	1,182
	Ramirent Oyj	148,377	1,083
	Oriola Oyj	290,185	886
	Finnair Oyj	113,573	853
	Raisio Oyj	266,419	817
	F-Secure Oyj	213,121	556
*,^	Stockmann Oyj Abp Class B	90,646	309
			376,296
France (15.5%)
	TOTAL SA	5,355,845	314,258
	Sanofi	2,310,015	206,425
	LVMH Moet Hennessy Louis Vuitton SE	529,168	160,553
	Airbus SE	1,170,963	129,409
	BNP Paribas SA	2,302,334	119,985
	AXA SA	4,106,281	102,767
	Safran SA	705,170	91,128
	Danone SA	1,272,202	90,089
	Vinci SA	989,052	88,026
	Schneider Electric SE	1,088,638	78,721
	Kering SA	158,004	70,231
	Pernod Ricard SA	449,755	68,582
	Orange SA	4,079,198	63,670
	L'Oreal SA	280,778	63,261
	Air Liquide SA	519,595	62,812
	EssilorLuxottica SA	435,811	59,523
	Societe Generale SA	1,537,038	56,345
	L'Oreal SA Loyalty Line	232,325	52,345
	Vivendi SA	2,040,801	49,221
^	Engie SA	3,489,296	46,363
	Air Liquide SA - PRIM	375,051	45,339
	Capgemini SE	332,247	40,569
	Cie de Saint-Gobain	1,047,283	39,453
	Cie Generale des Etablissements Michelin SCA	374,768	38,367
	Hermes International	65,603	37,453
	Legrand SA	567,729	37,073
	Dassault Systemes SE	281,052	35,184
	Credit Agricole SA	2,426,822	31,082
	Renault SA	391,097	29,205
	Peugeot SA	1,156,568	27,493
	Thales SA	212,767	27,174
	TechnipFMC plc	974,261	25,845
	Publicis Groupe SA	446,146	25,826
	Carrefour SA	1,186,346	23,008
	Veolia Environnement SA	1,061,280	21,151
	STMicroelectronics NV	1,348,350	20,497
	Teleperformance	121,796	20,059
	Accor SA	431,153	19,701

3

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Sodexo SA	187,977	19,188
	Edenred	504,489	19,137
	Atos SE	196,443	16,801
	Gecina SA	111,469	16,348
	Valeo SA	506,552	16,339
*	Ubisoft Entertainment SA	180,448	16,187
	Arkema SA	153,979	16,155
	SES SA Class A	746,451	16,021
	Bouygues SA	433,901	15,807
	SCOR SE	335,731	15,514
	Electricite de France SA	935,480	15,499
	Eiffage SA	157,791	15,410
	Klepierre SA	430,620	14,593
	Alstom SA	328,903	14,364
	Bureau Veritas SA	580,554	13,097
	Aeroports de Paris	60,586	12,672
	Getlink	972,150	12,228
	Eurofins Scientific SE	23,831	12,009
	Orpea	95,724	11,785
	Suez	781,302	11,270
	Natixis SA	1,788,422	10,441
	Ipsen SA	73,348	10,170
	Ingenico Group SA	132,470	9,376
	Rubis SCA	180,341	9,305
2	Euronext NV	150,342	9,251
	Bollore SA	2,086,837	8,829
	SEB SA	57,898	8,302
	Rexel SA	646,271	8,238
	Dassault Aviation SA	4,967	8,237
	Wendel SA	61,038	7,909
	Covivio	76,979	7,724
	Faurecia SA	156,598	7,592
	CNP Assurances	338,893	7,553
	Eutelsat Communications SA	361,893	7,330
2	Amundi SA	121,876	7,240
	Eurazeo SE	98,798	7,215
	Lagardere SCA	247,209	6,757
	BioMerieux	87,941	6,706
	Sartorius Stedim Biotech	51,671	6,403
	Remy Cointreau SA	52,595	6,243
	ICADE	70,475	5,972
	Iliad SA	51,314	5,931
	Alten SA	60,738	5,853
^	Casino Guichard Perrachon SA	121,088	5,340
	Societe BIC SA	54,888	5,255
	JCDecaux SA	155,610	5,108
	Elis SA	247,402	4,989
	Altran Technologies SA	494,129	4,898
	Imerys SA	78,275	4,825
*,2	Worldline SA	85,111	4,478
	Nexity SA	92,963	4,446
*	Air France-KLM	457,577	4,424
	SPIE SA	254,489	3,984
	Korian SA	96,260	3,793
*	CGG SA	1,454,705	3,519
	Gaztransport Et Technigaz SA	46,417	3,431
	Sopra Steria Group	30,589	3,388
	Cie Plastic Omnium SA	120,217	3,342
2	Elior Group SA	221,403	3,185
	Elis SA	155,925	3,144
*,^	Vallourec SA	635,471	3,004
	Metropole Television SA	139,990	2,710
*	Fnac Darty SA	36,805	2,617
*	SOITEC	36,363	2,591

4

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
2	ALD SA	173,078	2,577
	Neopost SA	73,274	2,355
2	Maisons du Monde SA	92,109	2,309
	Television Francaise 1	226,310	2,302
	IPSOS	80,715	2,149
2	Europcar Mobility Group	216,170	2,046
	Electricite de France SA Loyalty Line	122,442	2,029
	Coface SA	193,094	1,930
*	DBV Technologies SA	49,167	1,817
	Nexans SA	62,745	1,811
	Altarea SCA	8,105	1,778
	Eramet	18,855	1,736
	Trigano SA	17,046	1,731
	Vicat SA	32,043	1,722
*	Virbac SA	9,657	1,550
	Tarkett SA	66,842	1,468
	Carmila SA	64,619	1,424
*,^	Genfit	60,781	1,415
	FFP	11,950	1,405
	Akka Technologies	20,181	1,329
	Beneteau SA	79,827	1,323
	Mercialys SA	89,022	1,305
*,2	SMCP SA	54,520	1,289
	Albioma SA	61,334	1,192
	Bonduelle SCA	33,146	1,176
*	Rothschild & Co.	27,908	1,112
	LISI	36,611	1,066
	Interparfums SA	24,555	1,015
	Mersen SA	29,913	987
	Derichebourg SA	198,770	956
*,^	Technicolor SA	735,497	938
*,2	X-Fab Silicon Foundries SE	122,486	837
	Vilmorin & Cie SA	12,899	768
	Manitou BF SA	27,127	764
	Boiron SA	11,951	716
	Guerbet	11,017	699
	Jacquet Metal Service SA	29,541	612
^	Rallye SA	52,580	584
	GL Events	27,070	579
*	Etablissements Maurel et Prom	120,416	557
	Groupe Crit	6,693	447
	Synergie SA	14,355	438
	AKWEL	19,737	393
*	Pharmagest Inter@ctive	6,612	382
*,^	Bourbon Corp.	60,570	354
	Haulotte Group SA	27,303	309
	Union Financiere de France BQE SA	9,089	277
*	Stallergenes Greer plc	8,152	250
	Esso SA Francaise	5,957	235
			3,138,108
Germany (13.9%)
	SAP SE	2,064,272	221,030
	Allianz SE	910,634	189,704
	Siemens AG	1,635,055	187,945
	Bayer AG	1,988,818	152,449
	BASF SE	1,950,834	149,705
	Deutsche Telekom AG	6,876,764	112,791
	Daimler AG	1,832,318	108,541
	adidas AG	420,537	98,896
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	316,790	68,042
	Volkswagen AG Preference Shares	389,188	65,385
	Deutsche Post AG	2,067,765	65,291
	Bayerische Motoren Werke AG	687,202	59,176
	Fresenius SE & Co. KGaA	863,700	54,893

5

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Vonovia SE	1,103,058	50,406
	Deutsche Boerse AG	397,816	50,273
	Infineon Technologies AG	2,406,831	48,226
	Wirecard AG	243,443	45,538
	E.ON SE	4,617,483	44,652
	Henkel AG & Co. KGaA Preference Shares	373,211	40,775
	Deutsche Bank AG	4,051,331	39,597
	Continental AG	230,226	37,938
	Fresenius Medical Care AG & Co. KGaA	452,643	35,540
	Deutsche Wohnen SE	757,497	34,648
	Merck KGaA	274,992	29,425
2	Covestro AG	382,610	24,674
	MTU Aero Engines AG	109,823	23,319
	Beiersdorf AG	212,346	21,956
	Symrise AG	257,250	21,549
	HeidelbergCement AG	316,147	21,455
	Henkel AG & Co. KGaA	214,333	20,996
*	Commerzbank AG	2,215,893	20,865
	Porsche Automobil Holding SE Preference Shares	326,362	20,755
	thyssenkrupp AG	989,558	20,742
	RWE AG	1,039,787	20,228
	Hannover Rueck SE	128,574	17,291
	Brenntag AG	329,657	17,216
*	QIAGEN NV	466,619	16,938
	LEG Immobilien AG	136,131	14,880
	LANXESS AG	196,573	12,167
	Uniper SE	417,058	12,036
*,2	Siemens Healthineers AG	276,432	11,441
	Volkswagen AG	69,279	11,405
	ProSiebenSat.1 Media SE	487,128	11,249
*,2	Zalando SE	288,266	11,143
*	Aroundtown SA	1,342,760	11,127
	Evonik Industries AG	350,934	10,856
	GEA Group AG	354,011	10,757
	Sartorius AG Preference Shares	73,111	10,575
	United Internet AG	246,048	10,182
	Deutsche Lufthansa AG	503,014	10,097
	HUGO BOSS AG	138,078	9,868
2	Scout24 AG	231,579	9,597
*,2	Delivery Hero SE	231,141	9,307
	Puma SE	17,408	8,952
	KION Group AG	150,352	8,786
	Bayerische Motoren Werke AG Preference Shares	114,337	8,612
*	Knorr-Bremse AG	92,698	8,400
	OSRAM Licht AG	204,772	8,297
	Rheinmetall AG	92,171	7,977
	K&S AG	407,510	7,589
	MAN SE	66,983	6,978
	Fuchs Petrolub SE Preference Shares	150,628	6,973
	Carl Zeiss Meditec AG	78,886	6,462
	Axel Springer SE	95,381	6,334
	TUI AG	383,129	6,332
	TAG Immobilien AG	272,244	6,211
*	MorphoSys AG	67,037	6,207
	Freenet AG	275,705	6,201
*,§	Innogy SE	142,806	5,951
	Fraport AG Frankfurt Airport Services Worldwide	76,007	5,870
	Grand City Properties SA	235,057	5,683
2	Innogy SE Ordinary Shares	128,647	5,682
	HOCHTIEF AG	38,213	5,663
	Telefonica Deutschland Holding AG	1,439,220	5,595
*	Evotec AG	279,338	5,506
	METRO AG	360,815	5,428
	RTL Group SA	82,141	5,272

6

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	GRENKE AG	54,810	5,256
	Bechtle AG	58,392	5,186
	Nemetschek SE	38,643	5,080
	Aareal Bank AG	129,970	4,835
	Gerresheimer AG	67,397	4,750
	Aurubis AG	77,064	4,678
	TLG Immobilien AG	182,017	4,621
	Software AG	102,765	4,601
	alstria office REIT-AG	314,615	4,529
	Hella GmbH & Co. KGaA	95,701	4,477
	STADA Arzneimittel AG	47,796	4,419
	CTS Eventim AG & Co. KGaA	117,873	4,419
	1&1 Drillisch AG	98,602	4,398
*	Dialog Semiconductor plc	162,682	4,290
	Siltronic AG	44,729	4,097
	Rational AG	7,071	4,094
*,2	Rocket Internet SE	140,986	4,071
	Duerr AG	104,585	3,727
	Norma Group SE	68,681	3,708
2	ADO Properties SA	61,950	3,654
2	Deutsche Pfandbriefbank AG	270,461	3,591
	Stabilus SA	52,075	3,490
	Jungheinrich AG Preference Shares	102,498	3,396
	Deutsche EuroShop AG	108,429	3,365
	RWE AG Preference Shares	200,019	3,325
*	Jenoptik AG	109,178	3,305
	Salzgitter AG	82,573	3,300
	Fielmann AG	51,316	3,183
	FUCHS PETROLUB SE	69,636	3,015
	Sixt SE	29,400	2,989
	CANCOM SE	70,973	2,894
	Talanx AG	79,826	2,852
	Wacker Chemie AG	31,890	2,849
*	AIXTRON SE	225,468	2,825
	Krones AG	31,228	2,792
	Bilfinger SE	63,701	2,775
	Stroeer SE & Co. KGaA	52,333	2,736
	CompuGroup Medical SE	48,210	2,723
	Suedzucker AG	167,169	2,589
	Leoni AG	69,740	2,546
	S&T AG	97,375	2,420
	Sixt SE Preference Shares	33,555	2,306
2	Hapag-Lloyd AG	58,431	2,161
*	zooplus AG	12,803	2,119
	Indus Holding AG	38,464	2,100
*,2	DWS Group GmbH & Co. KGaA	70,050	1,955
	DMG Mori AG	39,799	1,925
	CECONOMY AG	371,996	1,901
	Deutz AG	249,726	1,857
2	Befesa SA	41,421	1,839
	Pfeiffer Vacuum Technology AG	13,843	1,721
	XING SE	5,662	1,702
*	Hypoport AG	8,113	1,625
	Washtec AG	21,068	1,624
	PATRIZIA Immobilien AG	94,243	1,620
	Schaeffler AG Preference Shares	152,992	1,612
	VTG AG	25,587	1,531
	RIB Software SE	86,861	1,499
*	Isra Vision AG	31,781	1,363
	Koenig & Bauer AG	27,809	1,358
	KWS Saat SE	3,996	1,358
*,^	Heidelberger Druckmaschinen AG	570,902	1,323
	Kloeckner & Co. SE	156,724	1,318
*	Nordex SE	140,944	1,309

7

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Takkt AG	73,385	1,247
	Hornbach Holding AG & Co. KGaA	18,661	1,233
	Biotest AG Preference Shares	45,875	1,217
	Wacker Neuson SE	54,493	1,210
	Hamburger Hafen und Logistik AG	53,910	1,142
	RHOEN-KLINIKUM AG	45,016	1,138
	DIC Asset AG	99,983	1,078
*	SGL Carbon SE	107,257	1,074
	Deutsche Beteiligungs AG	25,711	1,051
	Diebold Nixdorf AG	15,166	982
	Vossloh AG	19,975	924
	BayWa AG	31,472	917
	Bertrandt AG	10,995	910
	Wuestenrot & Wuerttembergische AG	43,989	890
*	Varta AG	26,613	839
	Linde AG- Tender Line	5,033	826
	Draegerwerk AG & Co. KGaA Preference Shares	15,240	818
	comdirect bank AG	68,241	808
*	Corestate Capital Holding SA	17,881	772
*,2	Tele Columbus AG	196,863	693
	ElringKlinger AG	60,572	513
	Hornbach Baumarkt AG	19,060	507
	SMA Solar Technology AG	20,661	482
	Draegerwerk AG & Co. KGaA	8,198	400
	H&R GmbH & Co. KGaA	28,621	218
	CropEnergies AG	46,488	207
			2,809,570
Ireland (0.4%)
	Kerry Group plc Class A	310,422	31,801
	Bank of Ireland Group plc	1,963,944	13,877
	Kingspan Group plc	318,159	13,823
	AIB Group plc	1,680,494	8,102
	Glanbia plc	421,521	7,453
*	Cairn Homes plc	1,603,122	2,574
	Green REIT plc	1,481,174	2,447
	Dalata Hotel Group plc	388,192	2,399
	C&C Group plc	643,915	2,393
	Hibernia REIT plc	1,434,990	2,260
	Irish Continental Group plc	353,241	2,081
	Origin Enterprises plc	266,253	1,713
*	Permanent TSB Group Holdings plc	261,050	561
*,§,^	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			91,484
Italy (4.0%)
	Eni SPA	5,326,060	94,590
	Enel SPA	16,545,882	81,126
	Intesa Sanpaolo SPA (Registered)	32,154,041	71,224
	UniCredit SPA	4,747,963	60,704
	Assicurazioni Generali SPA	2,756,723	44,485
*	Fiat Chrysler Automobiles NV	2,344,302	35,677
	Ferrari NV	266,987	31,265
	Atlantia SPA	1,131,569	22,738
	CNH Industrial NV	2,112,754	21,963
	Luxottica Group SPA	331,087	20,793
	Snam SPA	4,863,370	20,108
	Terna Rete Elettrica Nazionale SPA	3,017,020	15,584
	Tenaris SA	994,481	14,639
*	Telecom Italia SPA (Registered)	23,766,116	13,978
	EXOR NV	229,310	12,969
	Moncler SPA	363,161	12,612
	Mediobanca Banca di Credito Finanziario SPA	1,277,569	11,189
	Prysmian SPA	553,802	10,759
	Davide Campari-Milano SPA	1,212,383	9,331
	Leonardo SPA	822,061	8,912

8

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	FinecoBank Banca Fineco SPA	841,220	8,792
2	Poste Italiane SPA	993,239	7,127
	Recordati SPA	203,792	6,899
*,2	Pirelli & C SPA	910,373	6,690
	Unione di Banche Italiane SPA	2,173,065	6,633
*	Saipem SPA	1,198,100	6,552
*,^	Banco BPM SPA	3,245,032	6,083
	Telecom Italia SPA (Bearer)	12,012,883	6,069
	Italgas SPA	1,053,653	5,436
	A2A SPA	3,326,941	5,361
	Interpump Group SPA	177,530	5,122
	Unipol Gruppo SPA	1,187,897	4,781
	Hera SPA	1,708,748	4,716
	Amplifon SPA	249,053	4,412
	Brembo SPA	329,278	3,645
	De' Longhi SPA	137,706	3,644
2	Infrastrutture Wireless Italiane SPA	515,124	3,582
	UnipolSai Assicurazioni SPA	1,570,312	3,428
	Cerved Group SPA	423,454	3,377
^	BPER Banca	820,463	3,114
^	Azimut Holding SPA	251,343	3,095
	Buzzi Unicem SPA	160,644	3,085
	Banca Popolare di Sondrio SCPA	966,277	3,046
	Banca Mediolanum SPA	525,657	3,046
	DiaSorin SPA	31,058	2,946
	Societa Cattolica di Assicurazioni SC	333,811	2,697
	Autogrill SPA	272,500	2,679
2	Anima Holding SPA	612,882	2,563
	Brunello Cucinelli SPA	71,688	2,454
	Reply SPA	43,993	2,438
2	Enav SPA	538,949	2,429
	Salvatore Ferragamo SPA	100,796	2,384
	Iren SPA	1,084,264	2,346
	Banca Generali SPA	120,301	2,316
2	Technogym SPA	203,483	2,222
	IMA Industria Macchine Automatiche SPA	35,116	2,106
	ERG SPA	111,466	2,079
	Societa Iniziative Autostradali e Servizi SPA	145,570	2,051
*	Mediaset SPA	665,853	2,004
	Beni Stabili SpA SIIQ	2,192,793	1,878
	Saras SPA	960,770	1,876
^	Tod's SPA	28,353	1,733
	MARR SPA	69,787	1,689
	Fincantieri SPA	1,021,378	1,488
	ASTM SPA	73,611	1,459
	Maire Tecnimont SPA	305,965	1,337
	Parmalat SPA	425,959	1,311
	ACEA SPA	98,410	1,292
	Datalogic SPA	43,822	1,287
	Tamburi Investment Partners SPA	174,708	1,138
	Danieli & C Officine Meccaniche SPA-RSP	76,267	1,124
2	RAI Way SPA	214,029	1,108
	Credito Emiliano SPA	174,736	1,042
2	doBank SPA	91,807	1,012
2	Banca Farmafactoring SPA	174,291	897
*	Ansaldo STS SPA	60,881	875
*,^	Banca Monte dei Paschi di Siena SPA	523,530	859
*,^	Juventus Football Club SPA	802,327	849
	Buzzi Unicem SPA-RSP	74,587	838
	Immobiliare Grande Distribuzione SIIQ SPA	112,939	797
^	Salini Impregilo SPA	354,179	781
2	Gima TT SPA	79,320	772
	Piaggio & C SPA	352,224	754
	Banca IFIS SPA	42,719	751

9

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	CIR-Compagnie Industriali Riunite SPA	690,213	734
	Biesse SPA	29,898	687
	Cementir Holding SPA	107,926	663
*,2	OVS SPA	368,796	651
	Zignago Vetro SPA	68,117	634
	Italmobiliare SPA	25,431	561
	Danieli & C Officine Meccaniche SPA	27,279	510
	Cairo Communication SPA	155,712	492
*	Arnoldo Mondadori Editore SPA	284,654	491
^	Geox SPA	189,373	342
*	Rizzoli Corriere Della Sera Mediagroup SPA	309,849	315
	Cofide SPA	455,042	231
	DeA Capital SPA	154,133	224
*,^	Safilo Group SPA	61,993	116
*,§	Beni Stabili SpA SIIQ Rights Exp. 11/10/2018	2,226,678	—
			803,693
Netherlands (5.2%)
	Unilever NV	3,224,161	173,251
	ASML Holding NV	865,661	149,106
	ING Groep NV	8,290,615	98,087
	Koninklijke Philips NV	1,975,316	73,672
	Koninklijke Ahold Delhaize NV	2,512,925	57,522
*	Unibail-Rodamco-Westfield	286,215	51,794
	Heineken NV	501,879	45,153
	Akzo Nobel NV	537,705	45,149
	Wolters Kluwer NV	590,368	33,494
	Koninklijke DSM NV	374,102	32,663
	ArcelorMittal	1,287,576	32,129
	NN Group NV	704,760	30,261
	Aegon NV	3,737,827	22,923
2	ABN AMRO Group NV	883,332	21,666
	Heineken Holding NV	225,417	19,498
	Koninklijke KPN NV	7,061,058	18,631
	ASR Nederland NV	297,651	13,513
	Randstad NV	233,629	11,755
*	Galapagos NV	98,226	10,092
*	Gemalto NV	175,772	10,025
	IMCD NV	112,804	7,650
	Aalberts Industries NV	206,239	7,560
	SBM Offshore NV	376,553	6,488
	Koninklijke Vopak NV	142,244	6,433
2	Signify NV	237,434	5,849
*	OCI NV	203,812	5,791
^	Boskalis Westminster	170,506	4,903
	TKH Group NV	89,021	4,497
	Corbion NV	125,731	3,818
	Eurocommercial Properties NV	99,637	3,684
	APERAM SA	105,635	3,607
	ASM International NV	79,849	3,428
*	BE Semiconductor Industries NV	155,695	3,328
	AMG Advanced Metallurgical Group NV	62,932	2,994
*,^	VEON Ltd.	1,019,399	2,941
^	Wereldhave NV	84,954	2,915
	Sligro Food Group NV	64,894	2,876
	PostNL NV	936,513	2,767
*,^	ALTICE EUROPE NV	1,159,746	2,759
2	GrandVision NV	104,545	2,636
*,2	Takeaway.com NV	44,473	2,615
2	Intertrust NV	160,687	2,592
*,^	Fugro NV	170,122	2,186
*	TomTom NV	260,101	2,172
^	Arcadis NV	147,597	1,990
2	Flow Traders	59,606	1,901
	Koninklijke BAM Groep NV	532,690	1,830

10

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*,2	Basic-Fit NV	62,927	1,812
	Vastned Retail NV	39,784	1,575
	NSI NV	37,962	1,497
^	Wessanen	117,369	1,229
	Koninklijke Volkerwessels NV	56,444	1,003
	Accell Group NV	57,324	996
	ForFarmers NV	86,138	970
*,2	B&S Group Sarl	46,649	813
	Brunel International NV	46,657	577
*	ALTICE EUROPE NV Class B	174,549	416
2	NIBC Holding NV	31,545	287
			1,063,769
Norway (1.5%)
	Equinor ASA	2,098,939	54,292
	DNB ASA	2,255,709	40,753
	Telenor ASA	1,417,537	25,991
	Marine Harvest ASA	860,904	20,843
	Yara International ASA	370,953	15,930
	Norsk Hydro ASA	2,835,745	14,706
	Orkla ASA	1,653,835	14,271
	Storebrand ASA	1,003,468	8,340
	Aker BP ASA	232,020	7,609
	TGS NOPEC Geophysical Co. ASA	218,085	7,285
	Subsea 7 SA	545,061	6,841
	Schibsted ASA Class B	207,408	6,563
	Schibsted ASA Class A	169,791	5,876
	Salmar ASA	111,255	5,873
	Tomra Systems ASA	232,877	5,769
	Gjensidige Forsikring ASA	353,192	5,465
	Leroy Seafood Group ASA	539,615	4,974
	Bakkafrost P/F	85,478	4,802
	SpareBank 1 SR-Bank ASA	382,238	4,249
	Aker ASA	51,261	3,894
*	Borr Drilling Ltd.	809,456	3,137
2	Entra ASA	231,498	3,132
*	Norwegian Finans Holding ASA	337,744	3,017
	Austevoll Seafood ASA	187,482	3,013
	SpareBank 1 SMN	264,583	2,696
	DNO ASA	1,335,925	2,554
	Veidekke ASA	222,140	2,318
	Atea ASA	173,829	2,291
*	Petroleum Geo-Services ASA	679,799	2,113
*,2	Aker Solutions ASA	318,717	2,097
	Borregaard ASA	209,600	1,888
	Grieg Seafood ASA	123,431	1,799
	Kongsberg Gruppen ASA	107,233	1,761
*,2	Elkem ASA	511,625	1,520
2	Sbanken ASA	149,956	1,494
2	Evry AS	385,870	1,417
*	Nordic Semiconductor ASA	294,751	1,255
^,2	XXL ASA	215,741	1,110
	Norway Royal Salmon ASA	37,697	1,109
*,^,2	BW LPG Ltd.	172,384	813
	Ocean Yield ASA	103,747	787
*,^	Wallenius Wilhelmsen ASA	228,885	786
	Stolt-Nielsen Ltd.	56,920	764
*,^	Norwegian Air Shuttle ASA	29,282	746
*	Akastor ASA	335,367	654
	Sparebank 1 Oestlandet	62,243	646
*	Otello Corp. ASA	293,560	493
	Hoegh LNG Holdings Ltd.	101,650	475
			310,211
Poland (0.6%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,822,887	18,931

11

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Polski Koncern Naftowy ORLEN SA	661,794	15,914
	Powszechny Zaklad Ubezpieczen SA	1,192,746	12,155
	Bank Polska Kasa Opieki SA	333,290	9,086
*	KGHM Polska Miedz SA	292,012	6,602
*	Polskie Gornictwo Naftowe i Gazownictwo SA	3,684,522	6,011
*	CD Projekt SA	133,773	5,507
	Santander Bank Polska SA	61,473	5,447
*	PGE Polska Grupa Energetyczna SA	1,553,029	4,249
	Grupa Lotos SA	211,249	3,809
	LPP SA	1,769	3,617
*	Cyfrowy Polsat SA	571,062	3,284
*	Bank Millennium SA	1,286,996	2,963
*	Alior Bank SA	191,450	2,874
	mBank SA	27,295	2,654
	CCC SA	60,950	2,651
*,2	Dino Polska SA	101,732	2,235
*	Jastrzebska Spolka Weglowa SA	109,904	2,113
	Asseco Poland SA	158,019	1,988
	KRUK SA	34,301	1,648
*	Orange Polska SA	1,376,989	1,556
*	AmRest Holdings SE	149,390	1,543
	Bank Handlowy w Warszawie SA	69,135	1,261
	Kernel Holding SA	93,075	1,192
*	Tauron Polska Energia SA	2,254,231	1,046
2	PLAY Communications SA	228,732	982
*	Enea SA	438,288	918
^	Eurocash SA	169,120	900
*	Energa SA	433,154	879
	Budimex SA	24,404	788
	Grupa Azoty SA	95,636	645
*	PKP Cargo SA	61,213	642
	Ciech SA	54,010	597
	Warsaw Stock Exchange	57,807	582
*	Lubelski Wegiel Bogdanka SA	21,762	305
	Neuca SA	3,410	204
*	Boryszew SA	116,064	145
			127,923
Portugal (0.3%)
	Galp Energia SGPS SA	1,094,242	19,027
	EDP - Energias de Portugal SA	4,815,071	16,916
	Jeronimo Martins SGPS SA	519,545	6,377
*	Banco Comercial Portugues SA	16,781,097	4,514
	EDP Renovaveis SA	319,983	2,875
	Navigator Co. SA	534,107	2,658
	NOS SGPS SA	471,758	2,646
	Sonae SGPS SA	2,105,329	2,104
	REN - Redes Energeticas Nacionais SGPS SA	723,965	1,928
	Altri SGPS SA	156,843	1,374
^	CTT-Correios de Portugal SA	348,385	1,336
	Semapa-Sociedade de Investimento e Gestao	53,251	1,016
	Corticeira Amorim SGPS SA	75,866	834
*	Mota-Engil SGPS SA	204,522	405
*	Banco Espirito Santo SA	8,371,877	28
			64,038
Spain (4.7%)
	Banco Santander SA	34,250,745	162,965
*	Iberdrola SA	12,769,216	90,353
	Telefonica SA	9,662,150	79,260
	Banco Bilbao Vizcaya Argentaria SA	14,175,743	78,238
	Amadeus IT Group SA	879,861	70,851
	Industria de Diseno Textil SA	2,236,128	63,025
*	Repsol SA	2,575,708	46,025
	CaixaBank SA	7,643,310	30,930
2	Aena SME SA	135,889	21,713

12

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Ferrovial SA	1,013,253	20,286
	Grifols SA	707,096	20,145
*	ACS Actividades de Construccion y Servicios SA	523,875	19,615
	Red Electrica Corp. SA	922,646	19,105
	Naturgy Energy Group SA	659,677	16,213
	Banco de Sabadell SA	11,995,465	15,793
	Endesa SA	676,186	14,139
	Enagas SA	483,839	12,828
	Bankinter SA	1,472,595	12,065
	Grifols SA Preference Shares	551,599	11,463
	Merlin Properties Socimi SA	717,244	8,987
2	Cellnex Telecom SA	341,079	8,485
	Bankia SA	2,597,964	8,160
	Inmobiliaria Colonial Socimi SA	650,823	6,535
	Mapfre SA	2,104,963	6,290
*	Siemens Gamesa Renewable Energy SA	476,783	5,280
	Viscofan SA	83,848	5,016
	Bolsas y Mercados Espanoles SHMSF SA	164,953	4,880
	Acerinox SA	370,691	4,142
	Applus Services SA	304,625	4,141
	Grupo Catalana Occidente SA	95,617	3,950
^	Acciona SA	45,353	3,826
*	Masmovil Ibercom SA	27,763	3,598
	Ebro Foods SA	160,485	3,150
	Prosegur Cia de Seguridad SA	566,660	3,147
	Cia de Distribucion Integral Logista Holdings SA	129,869	3,136
	CIE Automotive SA	116,090	3,073
*,2	Neinor Homes SA	161,998	2,607
	Zardoya Otis SA	378,985	2,594
*	Indra Sistemas SA	261,656	2,586
	Mediaset Espana Comunicacion SA	380,075	2,584
	Melia Hotels International SA	231,034	2,374
*	Almirall SA	130,672	2,368
	Faes Farma SA	560,408	2,357
	Ence Energia y Celulosa SA	269,799	2,266
^	NH Hotel Group SA	344,073	2,142
2	Unicaja Banco SA	1,656,345	2,120
2	Gestamp Automocion SA	333,859	2,117
	Corp Financiera Alba SA	42,910	2,063
	Papeles y Cartones de Europa SA	107,637	2,037
*	Fomento de Construcciones y Contratas SA	149,138	1,985
^	Tecnicas Reunidas SA	65,618	1,764
*	Sacyr SA	712,678	1,720
^,2	Euskaltel SA	203,504	1,704
*	Fluidra SA	126,278	1,527
2	Prosegur Cash SA	767,557	1,520
	Construcciones y Auxiliar de Ferrocarriles SA	40,304	1,513
*	Liberbank SA	2,929,187	1,371
*,2	Global Dominion Access SA	235,955	1,260
*,2	Metrovacesa SA	99,402	1,223
*,2	Aedas Homes SAU	46,743	1,210
*,^	Promotora de Informaciones SA	651,714	1,183
	Lar Espana Real Estate Socimi SA	111,044	1,100
	Atresmedia Corp. de Medios de Comunicacion SA	168,998	952
*	Codere SA	116,341	753
^	Distribuidora Internacional de Alimentacion SA	979,871	739
*	Pharma Mar SA	401,179	490
^	Obrascon Huarte Lain SA	373,427	426
			943,463
Sweden (4.9%)
*	Nordea Bank Abp	6,752,062	58,681
	Telefonaktiebolaget LM Ericsson Class B	6,318,438	55,013
	Investor AB Class B	1,116,776	48,386
	Swedbank AB Class A	2,130,123	47,916

13

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Volvo AB Class B	3,187,257	47,599
Assa Abloy AB Class B	1,951,231	38,811
Sandvik AB	2,293,529	36,258
Svenska Handelsbanken AB Class A	3,098,996	33,686
^ Hennes & Mauritz AB Class B	1,865,461	32,949
* Atlas Copco AB Class A	1,328,489	32,843
Skandinaviska Enskilda Banken AB Class A	3,051,959	31,583
Essity AB Class B	1,293,324	29,516
Hexagon AB Class B	532,327	26,054
Telia Co. AB	5,778,371	26,011
Swedish Match AB	369,966	18,846
* Atlas Copco AB Class B	816,366	18,697
Alfa Laval AB	667,416	17,029
Kinnevik AB	507,094	14,058
* Boliden AB	583,177	13,318
SKF AB	809,597	12,980
Svenska Cellulosa AB SCA Class B	1,262,003	11,930
Skanska AB Class B	751,857	11,819
* Epiroc AB Class A	1,336,117	11,726
Lundin Petroleum AB	370,262	11,265
Securitas AB Class B	656,059	11,244
Electrolux AB Class B	507,909	10,554
Castellum AB	581,118	10,017
Industrivarden AB Class A	462,957	9,878
Elekta AB Class B	762,876	9,675
Trelleborg AB Class B	513,184	9,259
Tele2 AB	741,429	8,419
* Fabege AB	566,862	7,238
Industrivarden AB	338,468	7,030
* Swedish Orphan Biovitrum AB	342,746	6,995
Nibe Industrier AB Class B	640,766	6,688
* Epiroc AB Class B	806,231	6,634
Husqvarna AB	856,782	6,465
^ Saab AB Class B	156,968	6,154
* Investor AB Class A	135,853	5,924
Com Hem Holding AB	378,533	5,906
^ ICA Gruppen AB	164,217	5,810
* AAK AB	362,235	5,460
* Fastighets AB Balder Class B	206,825	5,187
Modern Times Group MTG AB Class B	135,650	5,007
* Holmen AB	214,757	4,917
Hexpol AB	529,257	4,898
L E Lundbergforetagen AB Class B	158,250	4,878
Loomis AB Class B	153,357	4,742
Indutrade AB	196,876	4,726
Getinge AB	472,319	4,633
^ BillerudKorsnas AB	374,093	4,431
2 Thule Group AB	222,440	4,404
2 Dometic Group AB	630,445	4,403
SSAB AB Class B	1,265,414	4,104
Lifco AB Class B	95,749	4,066
Hemfosa Fastigheter AB	326,363	4,032
^ Intrum AB	157,114	4,007
Axfood AB	222,179	3,963
2 Evolution Gaming Group AB	52,566	3,951
Peab AB	422,564	3,720
Hufvudstaden AB Class A	235,952	3,488
2 Ahlsell AB	669,848	3,390
Sweco AB Class B	142,101	3,204
* Wihlborgs Fastigheter AB	283,019	3,193
Wallenstam AB	352,624	3,177
2 Bravida Holding AB	421,355	3,095
^ Investment AB Latour Class B	253,898	3,072
AF AB	141,086	3,026

14

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	NCC AB Class B	202,247	3,014
	Kungsleden AB	407,508	2,848
^	JM AB	145,918	2,768
	Avanza Bank Holding AB	51,284	2,742
	Pandox AB Class B	158,862	2,714
*	Betsson AB	251,717	2,186
*	NetEnt AB	399,411	2,049
*	Vitrolife AB	137,653	2,039
2	Attendo AB	225,406	2,038
	SSAB AB Class A	504,467	2,014
	Bonava AB	174,313	1,969
^	Mycronic AB	147,953	1,856
	Nolato AB Class B	36,759	1,693
	Arjo AB	494,965	1,682
	Bilia AB	175,582	1,645
	Atrium Ljungberg AB	96,106	1,628
	Bure Equity AB	121,520	1,582
	Nobia AB	238,801	1,519
	Klovern AB	1,304,645	1,505
2	Resurs Holding AB	212,336	1,407
2	Scandic Hotels Group AB	147,483	1,348
	Cloetta AB Class B	434,916	1,311
*	Investment AB Oresund	84,803	1,288
	SkiStar AB	48,125	1,254
	Oriflame Holding AG	52,487	1,239
*	Hembla AB Class B	67,682	1,157
	Lindab International AB	160,112	1,119
	Ratos AB	406,370	1,097
	Mekonomen AB	88,630	1,038
	Concentric AB	75,574	1,014
*	SAS AB	444,861	1,004
	Klovern AB Preference Shares	27,799	928
	Svenska Handelsbanken AB Class B	76,184	844
^	Clas Ohlson AB	90,604	761
	Telefonaktiebolaget LM Ericsson Class A	80,079	710
	Sagax AB	182,343	668
^,2	Munters Group AB	170,273	631
	Haldex AB	69,634	589
*	Collector AB	98,445	575
	Hemfosa Fastigheter AB Preference Shares	28,026	527
	Skandinaviska Enskilda Banken AB	47,880	492
*	Radisson Hospitality AB	117,822	455
	SAS AB Preference Shares	7,370	444
	NCC AB Class A	8,920	134
	Sagax AB Preference Shares	19,723	73
			993,636
Switzerland (12.9%)
	Nestle SA	6,417,582	541,792
	Novartis AG	4,638,348	406,191
	Roche Holding AG	1,503,522	365,901
	UBS Group AG	7,520,931	105,121
	Zurich Insurance Group AG	319,738	99,273
	Cie Financiere Richemont SA	1,084,985	79,302
	ABB Ltd.	3,793,290	76,327
	Credit Suisse Group AG	5,425,559	70,932
	Swiss Re AG	645,475	58,243
	Lonza Group AG	157,856	49,636
	Givaudan SA	19,620	47,557
*	Sika AG	295,083	37,836
	Geberit AG	76,944	30,127
	Swiss Life Holding AG	72,754	27,444
	LafargeHolcim Ltd.	591,236	27,380
	SGS SA	10,918	25,931
	Partners Group Holding AG	35,525	25,292

15

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Swisscom AG	54,229	24,830
	Swatch Group AG (Bearer)	62,631	21,155
	Julius Baer Group Ltd.	463,000	21,115
	LafargeHolcim Ltd.	415,132	19,112
	Chocoladefabriken Lindt & Spruengli AG (Regular Shares)	238	18,995
	Schindler Holding AG	86,786	18,300
	Sonova Holding AG	107,905	17,598
	Temenos AG	124,355	17,091
	Adecco Group AG	325,617	15,946
	Kuehne & Nagel International AG	106,710	14,831
	Straumann Holding AG	21,267	14,517
	Baloise Holding AG	100,890	14,421
	Chocoladefabriken Lindt & Spruengli AG (Participation Certificates)	2,023	13,947
	Vifor Pharma AG	94,689	13,685
	Swiss Prime Site AG	159,842	12,970
	Logitech International SA	309,105	11,444
	Clariant AG	426,335	9,189
	Helvetia Holding AG	13,911	8,521
	EMS-Chemie Holding AG	15,115	8,328
	Schindler Holding AG (Registered)	39,800	8,265
	Georg Fischer AG	8,764	8,154
	PSP Swiss Property AG	83,440	8,051
	Barry Callebaut AG	4,103	8,020
	Flughafen Zurich AG	40,475	7,999
	Roche Holding AG (Bearer)	32,760	7,976
^	Dufry AG	66,172	7,456
^	BB Biotech AG	118,180	7,424
	Swatch Group AG (Registered)	95,946	6,405
2	Sunrise Communications Group AG	72,689	6,398
^	ams AG	164,047	6,391
	Pargesa Holding SA	79,107	5,807
	Tecan Group AG	24,779	5,590
2	Galenica AG	102,785	5,510
2	VAT Group AG	54,890	5,508
	Cembra Money Bank AG	59,610	4,999
	OC Oerlikon Corp. AG	413,235	4,918
	dormakaba Holding AG	6,500	4,689
	Allreal Holding AG	30,124	4,621
	Belimo Holding AG	1,024	4,580
	Banque Cantonale Vaudoise	5,927	4,430
	Valiant Holding AG	34,730	3,922
	Bucher Industries AG	13,739	3,789
	DKSH Holding AG	56,019	3,777
	Sulzer AG	37,305	3,744
*	Idorsia Ltd.	188,825	3,657
	Vontobel Holding AG	58,413	3,624
	SFS Group AG	36,144	3,546
^	Panalpina Welttransport Holding AG	27,607	3,374
	Forbo Holding AG	2,284	3,352
^	Landis&Gyr Group AG	53,867	3,268
	Siegfried Holding AG	8,142	3,266
	Emmi AG	4,200	3,053
	Mobimo Holding AG	12,970	2,888
	BKW AG	38,331	2,431
	Conzzeta AG	2,713	2,426
	Daetwyler Holding AG	15,473	2,349
	Interroll Holding AG	1,258	2,327
	St. Galler Kantonalbank AG	4,574	2,252
	Burckhardt Compression Holding AG	6,467	2,143
	Schweiter Technologies AG	1,865	2,118
	Huber & Suhner AG	30,277	2,072
*,^	COSMO Pharmaceuticals NV	15,455	1,946
	Komax Holding AG	7,092	1,943
	GAM Holding AG	330,717	1,921

16

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Inficon Holding AG	3,954	1,896
	u-blox Holding AG	14,346	1,798
	Implenia AG	30,620	1,702
	Valora Holding AG	6,725	1,682
	VZ Holding AG	5,777	1,637
*,^	Aryzta AG	173,730	1,620
^	Comet Holding AG	15,944	1,611
	Kardex AG	11,532	1,499
	HBM HLTHCR-I	8,869	1,461
	Bachem Holding AG	12,017	1,405
	Intershop Holding AG	2,699	1,326
	Bobst Group SA	16,852	1,274
	LEM Holding SA	1,090	1,246
	Ascom Holding AG	76,448	1,219
	EFG International AG	172,285	1,215
*	Arbonia AG	94,790	1,189
	Autoneum Holding AG	6,097	1,178
	Liechtensteinische Landesbank AG	17,747	1,145
	Vetropack Holding AG	463	1,060
	Bell Food Group AG	3,378	1,059
*	Basilea Pharmaceutica AG	21,682	1,047
	Swissquote Group Holding SA	19,252	1,001
	Bossard Holding AG	5,842	953
^	Ypsomed Holding AG	7,028	943
*,^	Leonteq AG	19,450	917
^	Rieter Holding AG	6,732	909
	Zehnder Group AG	21,973	879
	APG SGA SA	2,352	828
	ALSO Holding AG	6,546	742
*	Schmolz & Bickenbach AG	991,035	728
*	VP Bank AG	4,438	714
*,^	Meyer Burger Technology AG	1,343,506	703
*	Alpiq Holding AG	7,833	661
^	Kudelski SA	82,098	578
			2,612,484
United Kingdom (28.5%)
	HSBC Holdings plc	42,823,426	352,420
	BP plc	41,628,655	300,714
	Royal Dutch Shell plc Class A	8,455,414	269,374
	Royal Dutch Shell plc Class B	8,003,003	261,001
	AstraZeneca plc	2,700,348	206,549
	British American Tobacco plc	4,702,975	203,875
	GlaxoSmithKline plc	10,382,526	201,086
	Diageo plc	5,144,797	177,863
	Unilever plc	2,371,521	125,619
	Rio Tinto plc	2,454,264	119,156
	Shire plc	1,909,425	115,236
	Lloyds Banking Group plc	152,882,189	111,564
	Prudential plc	5,517,525	110,481
	Reckitt Benckiser Group plc	1,333,648	107,844
	Vodafone Group plc	56,885,909	106,976
	Glencore plc	24,885,335	101,275
	BHP Billiton plc	4,432,082	88,414
	Barclays plc	36,293,802	79,966
	National Grid plc	7,234,006	76,420
	Imperial Brands plc	2,021,790	68,483
	Compass Group plc	3,364,321	66,172
	Tesco plc	20,576,769	56,039
	BT Group plc	17,754,349	54,364
	BAE Systems plc	6,791,726	45,541
	Aviva plc	8,320,225	45,469
	Anglo American plc	2,102,499	44,874
	Experian plc	1,946,147	44,760
	Royal Dutch Shell plc Class A (Amsterdam Shares)	1,337,244	42,473

17

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
RELX plc (XLON)	2,132,091	42,166
Legal & General Group plc	12,573,120	40,346
Standard Chartered plc	5,755,791	40,341
* RELX plc (XAMS)	1,930,115	38,192
Rolls-Royce Holdings plc	3,535,471	37,915
London Stock Exchange Group plc	665,138	36,648
CRH plc (Irish Shares)	1,135,242	33,862
Ferguson plc	493,164	33,249
SSE plc	2,158,177	31,456
Smith & Nephew plc	1,861,203	30,254
WPP plc	2,607,134	29,502
Royal Bank of Scotland Group plc	9,596,203	28,889
Ashtead Group plc	1,039,573	25,664
Informa plc	2,646,664	24,152
3i Group plc	2,038,351	22,824
Associated British Foods plc	737,993	22,499
Centrica plc	11,936,366	22,420
Melrose Industries plc	10,214,215	21,987
Whitbread plc	390,000	21,929
InterContinental Hotels Group plc	406,181	21,312
Bunzl plc	711,831	20,999
Intertek Group plc	343,339	20,572
Burberry Group plc	883,046	20,433
Carnival plc	357,381	19,479
Persimmon plc	657,695	19,249
CRH plc	638,769	19,074
Pearson plc	1,658,327	19,051
Next plc	284,733	18,916
* Standard Life Aberdeen plc	5,434,012	18,768
Mondi plc	779,001	18,345
DCC plc	210,759	18,064
Segro plc	2,166,780	16,987
Croda International plc	271,599	16,729
Land Securities Group plc	1,521,605	16,552
Smurfit Kappa Group plc	504,751	16,515
International Consolidated Airlines Group SA (London Shares)	2,136,120	16,468
Sage Group plc	2,309,696	16,059
British Land Co. plc	2,101,967	15,875
Rentokil Initial plc	3,925,412	15,830
RSA Insurance Group plc	2,187,323	15,731
Randgold Resources Ltd.	199,324	15,678
Johnson Matthey plc	406,067	15,396
Smiths Group plc	845,686	15,075
ITV plc	7,916,678	15,028
Kingfisher plc	4,579,449	14,870
Paddy Power Betfair plc	172,052	14,755
Wm Morrison Supermarkets plc	4,635,568	14,686
GVC Holdings plc	1,218,338	14,594
St. James's Place plc	1,125,132	14,540
Taylor Wimpey plc	6,939,885	14,289
Barratt Developments plc	2,140,481	14,039
Halma plc	810,037	13,747
J Sainsbury plc	3,442,931	13,679
DS Smith plc	2,701,861	13,557
United Utilities Group plc	1,448,565	13,423
Hargreaves Lansdown plc	562,795	13,417
Marks & Spencer Group plc	3,461,734	13,093
Spirax-Sarco Engineering plc	156,287	12,909
John Wood Group plc	1,401,662	12,775
Coca-Cola HBC AG	419,776	12,400
Direct Line Insurance Group plc	2,931,967	12,321
Hiscox Ltd.	592,718	12,312
Severn Trent plc	507,265	12,055
Berkeley Group Holdings plc	262,048	11,712

18

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Micro Focus International plc	730,810	11,329
Admiral Group plc	435,995	11,208
Meggitt plc	1,650,904	11,169
Weir Group plc	550,841	11,147
Rightmove plc	1,924,256	11,108
2 Auto Trader Group plc	1,979,204	10,342
* Ocado Group plc	930,192	10,153
NEX Group plc	677,335	9,823
B&M European Value Retail SA	1,816,995	9,669
Bellway plc	263,361	9,659
* Just Eat plc	1,223,728	9,493
Hammerson plc	1,697,817	9,479
Phoenix Group Holdings	1,229,030	9,447
CYBG plc	2,646,658	9,093
G4S plc	3,298,340	9,052
TUI AG	544,015	9,026
Royal Mail plc	1,952,092	8,962
Tate & Lyle plc	992,538	8,534
Pennon Group plc	893,859	8,515
Investec plc	1,372,689	8,487
* Tullow Oil plc	2,942,576	8,442
SSP Group plc	983,635	8,386
Schroders plc	243,176	8,322
NMC Health plc	184,155	8,303
RPC Group plc	850,069	8,286
Derwent London plc	217,009	8,115
Cineworld Group plc	2,138,147	8,038
Travis Perkins plc	538,555	7,606
Electrocomponents plc	948,384	7,509
Howden Joinery Group plc	1,253,278	7,504
Evraz plc	1,078,845	7,475
Beazley plc	1,112,085	7,467
Antofagasta plc	737,982	7,387
Intermediate Capital Group plc	602,771	7,321
Hikma Pharmaceuticals plc	298,478	7,240
IMI plc	570,998	7,239
easyJet plc	470,584	7,209
Rotork plc	1,857,853	7,114
HomeServe plc	580,224	7,044
British American Tobacco plc ADR	161,443	7,007
* Cobham plc	5,093,564	6,992
Spectris plc	248,042	6,786
BBA Aviation plc	2,189,956	6,716
Man Group plc	3,358,310	6,663
2 ConvaTec Group plc	3,101,703	6,411
Jardine Lloyd Thompson Group plc	260,294	6,272
2 Merlin Entertainments plc	1,509,256	6,233
Dechra Pharmaceuticals plc	211,918	6,192
Close Brothers Group plc	327,318	6,148
UNITE Group plc	563,493	6,135
Inchcape plc	885,009	6,112
Hays plc	2,878,933	6,029
IG Group Holdings plc	774,543	5,980
Victrex plc	175,840	5,948
* Capita plc	3,536,294	5,792
* BTG plc	819,566	5,773
Britvic plc	568,096	5,735
Inmarsat plc	980,054	5,699
2 Quilter plc	3,836,482	5,676
Shaftesbury plc	493,784	5,654
Aggreko plc	514,702	5,641
WH Smith plc	225,780	5,612
Tritax Big Box REIT plc	3,047,618	5,564
Great Portland Estates plc	611,847	5,444

19

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* Metro Bank plc	189,871	5,388
Daily Mail & General Trust plc	573,260	5,118
Capital & Counties Properties plc	1,575,649	5,027
William Hill plc	1,835,031	4,933
Balfour Beatty plc	1,460,827	4,908
Intu Properties plc	1,913,542	4,786
Dixons Carphone plc	2,144,764	4,637
National Express Group plc	898,497	4,591
Polymetal International plc	492,858	4,571
AVEVA Group plc	135,948	4,548
TP ICAP plc	1,198,691	4,441
Drax Group plc	865,187	4,432
UDG Healthcare plc	532,284	4,293
IWG plc	1,457,703	4,278
Grafton Group plc	461,264	4,261
Pagegroup plc	664,396	4,259
Fresnillo plc	391,818	4,249
Babcock International Group plc	541,739	4,225
QinetiQ Group plc	1,186,604	4,203
BCA Marketplace plc	1,628,480	4,187
2 John Laing Group plc	1,051,020	4,182
Moneysupermarket.com Group plc	1,113,317	4,173
Bodycote plc	401,150	4,074
Petrofac Ltd.	553,899	4,073
Ascential plc	843,411	4,057
JD Sports Fashion plc	773,143	4,029
Greene King plc	653,872	4,024
Cranswick plc	108,617	4,010
Mediclinic International plc	830,700	3,992
Diploma plc	238,069	3,992
Renishaw plc	73,477	3,948
2 Sophos Group plc	692,604	3,879
Entertainment One Ltd.	741,487	3,876
Jupiter Fund Management plc	896,054	3,857
Playtech plc	628,229	3,842
Ashmore Group plc	829,633	3,729
* Indivior plc	1,544,532	3,717
Genus plc	131,072	3,703
Domino's Pizza Group plc	1,022,145	3,698
Greencore Group plc	1,516,220	3,670
Saga plc	2,404,876	3,662
2 Countryside Properties plc	957,378	3,659
Bovis Homes Group plc	291,412	3,602
* Provident Financial plc	543,514	3,543
Redrow plc	513,939	3,470
Assura plc	5,140,273	3,433
Big Yellow Group plc	310,767	3,422
Workspace Group plc	271,336	3,326
KAZ Minerals plc	496,254	3,277
Rathbone Brothers plc	110,088	3,239
Synthomer plc	569,605	3,231
Lancashire Holdings Ltd.	428,086	3,227
Vesuvius plc	463,636	3,217
Elementis plc	1,229,100	3,211
LondonMetric Property plc	1,383,181	3,185
Greggs plc	213,838	3,171
Coats Group plc	3,057,482	3,138
Senior plc	892,540	3,109
Paragon Banking Group plc	566,038	3,076
* Cairn Energy plc	1,222,805	3,071
Grainger plc	881,081	3,044
Safestore Holdings plc	445,007	3,039
Centamin plc	2,299,652	2,920
* Serco Group plc	2,328,623	2,858

20

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Ultra Electronics Holdings plc	153,319	2,818
*	Firstgroup plc	2,573,616	2,798
*,^	Sirius Minerals plc	9,504,850	2,793
	Micro Focus International plc ADR	181,782	2,789
	Essentra plc	562,642	2,743
	Savills plc	285,013	2,638
	Galliford Try plc	233,520	2,602
	Hunting plc	296,989	2,548
	Rhi Magnesita NV	52,327	2,536
*,2	Wizz Air Holdings plc	76,805	2,519
	Brewin Dolphin Holdings plc	577,446	2,426
	Games Workshop Group plc	61,388	2,411
2	Ibstock plc	833,683	2,390
	J D Wetherspoon plc	150,247	2,372
	Marshalls plc	427,627	2,353
	OneSavings Bank plc	487,604	2,323
	Crest Nicholson Holdings plc	531,219	2,311
	Just Group plc	1,993,166	2,259
^	TalkTalk Telecom Group plc	1,457,980	2,230
*	Premier Oil plc	1,606,242	2,204
	esure Group plc	616,802	2,194
	Morgan Advanced Materials plc	616,068	2,169
	Kier Group plc	193,336	2,164
	Computacenter plc	151,768	2,130
*	EI Group plc	1,002,364	2,129
	Hill & Smith Holdings plc	167,538	2,118
	Softcat plc	255,811	2,110
	NewRiver REIT plc	635,767	2,050
	F&C Commercial Property Trust Ltd.	1,173,983	2,019
2	McCarthy & Stone plc	1,136,145	1,962
	Telecom Plus plc	125,657	1,961
	Polypipe Group plc	405,807	1,921
2	Equiniti Group plc	694,877	1,912
	Sanne Group plc	267,002	1,910
	Primary Health Properties plc	1,315,956	1,837
	SIG plc	1,272,029	1,822
	St. Modwen Properties plc	380,581	1,817
	Dairy Crest Group plc	297,074	1,813
	Stagecoach Group plc	910,350	1,780
*	Sports Direct International plc	421,555	1,757
	Stobart Group Ltd.	640,845	1,738
	Go-Ahead Group plc	88,042	1,731
	Marston's plc	1,343,053	1,703
	Thomas Cook Group plc	2,937,999	1,690
	Halfords Group plc	429,216	1,687
	Ferrexpo plc	627,788	1,671
	AA plc	1,304,041	1,667
	Dunelm Group plc	217,208	1,655
	Card Factory plc	689,318	1,623
	TBC Bank Group plc	74,059	1,597
	Mitchells & Butlers plc	477,347	1,583
	UK Commercial Property REIT Ltd.	1,395,924	1,565
2	Hastings Group Holdings plc	658,971	1,557
	Bank of Georgia Group plc	75,440	1,505
	Mitie Group plc	800,789	1,488
	Ted Baker plc	62,808	1,470
	Chesnara plc	317,452	1,395
	Pets at Home Group plc	992,497	1,394
	Chemring Group plc	595,154	1,387
	Superdry plc	134,455	1,387
	NCC Group plc	542,039	1,358
	Northgate plc	280,205	1,350
*	IntegraFin Holdings plc	383,780	1,325
	888 Holdings plc	559,756	1,324

21

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018

					Market
					Value
				Shares	($000)
	Dignity plc			102,151	1,301
*	Vectura Group plc			1,420,981	1,291
	Keller Group plc			155,171	1,283
	Picton Property Income Ltd.			1,152,473	1,278
	Restaurant Group plc			409,788	1,259
	KCOM Group plc			1,067,774	1,258
	De La Rue plc			196,539	1,205
	AG Barr plc			117,179	1,144
*	Georgia Capital plc			76,473	1,143
	Hansteen Holdings plc			928,559	1,142
	PZ Cussons plc			394,005	1,099
	Redefine International plc			2,583,621	1,088
	Hochschild Mining plc			533,623	1,074
	International Personal Finance plc			464,892	1,060
*	Bank of Cyprus Holdings plc			521,761	1,035
	ITE Group plc			1,355,609	985
*,^	AO World plc			573,541	977
2	Charter Court Financial Services Group plc			261,727	970
	RPS Group plc			472,563	945
*	Petra Diamonds Ltd.			1,822,425	913
2	Spire Healthcare Group plc			595,758	894
	Renewi plc			1,355,212	888
	Daejan Holdings plc			10,889	816
	Schroder REIT Ltd.			1,080,246	807
	Helical plc			200,180	793
	Lookers plc			647,079	791
	Rank Group plc			381,719	780
*	Ophir Energy plc			1,475,588	777
*	Premier Foods plc			1,424,082	693
	Gocompare.Com Group plc			613,394	651
*	Acacia Mining plc			317,998	622
	Devro plc			286,377	601
2	Bakkavor Group plc			311,094	595
	N Brown Group plc			326,138	567
*	Nostrum Oil & Gas plc			195,016	512
	Soco International plc			455,649	489
*	Allied Minds plc			486,346	368
2	CMC Markets plc			235,859	354
*,2	Alfa Financial Software Holdings plc			192,449	311
*,§	Carillion plc			1,000,411	—

					5,782,814

Total Common Stocks (Cost $25,248,632)					20,093,565

		Coupon

Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
3,4	Vanguard Market Liquidity Fund	2.308%		1,901,689	190,169

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	2.034%-2.078%	11/15/18	9,000	8,992
5	United States Treasury Bill	2.349%	3/21/19	1,000	991

					9,983

Total Temporary Cash Investments (Cost $200,195)					200,152

22

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2018
Total Investments (100.1%) (Cost $25,448,827)	20,293,717
Other Assets and Liabilities—Net (-0.1%)[4,5,6]	(21,321)
Net Assets (100%)	20,272,396

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $116,870,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $372,366,000, representing 1.8% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $142,671,000 of collateral received for securities on loan.
5	Securities with a value of $9,484,000 and cash of $166,000 have been segregated as initial margin for open futures contracts.
6	Cash of $5,110,000 has been segregated as collateral for open forward currency contracts. ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

23

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)

Common Stocks (99.2%)[1]
Australia (16.2%)
Commonwealth Bank of Australia	1,811,644	89,080
BHP Billiton Ltd.	3,305,567	76,272
Westpac Banking Corp.	3,522,719	66,917
CSL Ltd.	464,736	62,041
Australia & New Zealand Banking Group Ltd.	2,983,488	54,916
National Australia Bank Ltd.	2,801,113	50,167
Wesfarmers Ltd.	1,164,764	38,574
Woolworths Group Ltd.	1,346,480	27,177
Macquarie Group Ltd.	315,841	26,339
Woodside Petroleum Ltd.	962,164	23,689
Rio Tinto Ltd.	423,261	23,031
Transurban Group	2,689,594	21,633
Scentre Group	5,242,435	14,769
South32 Ltd.	5,308,447	13,691
Goodman Group	1,826,238	13,422
Suncorp Group Ltd.	1,331,275	13,237
Aristocrat Leisure Ltd.	659,148	12,421
Brambles Ltd.	1,634,839	12,315
* Insurance Australia Group Ltd.	2,389,387	11,557
Newcrest Mining Ltd.	775,247	11,348
Amcor Ltd.	1,201,516	11,338
QBE Insurance Group Ltd.	1,397,852	11,231
* Origin Energy Ltd.	1,805,612	9,357
Telstra Corp. Ltd.	4,253,881	9,305
AGL Energy Ltd.	678,244	8,661
Santos Ltd.	1,825,582	8,568
ASX Ltd.	198,398	8,333
APA Group	1,211,424	8,250
Treasury Wine Estates Ltd.	739,947	7,964
Dexus	1,042,189	7,530
Oil Search Ltd.	1,363,940	7,498
LendLease Group	599,521	7,487
Cochlear Ltd.	57,030	7,187
Computershare Ltd.	496,921	6,978
Sonic Healthcare Ltd.	434,810	6,959
GPT Group	1,849,092	6,763
Stockland	2,509,066	6,418
Tabcorp Holdings Ltd.	1,933,244	6,344
Vicinity Centres	3,324,757	6,237
James Hardie Industries plc	454,914	6,077
Aurizon Holdings Ltd.	1,978,388	5,894
Mirvac Group	3,811,132	5,862
BlueScope Steel Ltd.	564,527	5,787
Medibank Pvt Ltd.	2,863,111	5,677
Caltex Australia Ltd.	270,411	5,411
AMP Ltd.	3,019,415	5,295
Ramsay Health Care Ltd.	131,365	5,243
Sydney Airport	1,139,256	5,207
Boral Ltd.	1,199,680	4,779
Incitec Pivot Ltd.	1,699,787	4,710
Fortescue Metals Group Ltd.	1,646,011	4,685
Alumina Ltd.	2,579,136	4,681
Orica Ltd.	380,041	4,630
SEEK Ltd.	350,742	4,456
Challenger Ltd.	587,790	4,281
^ Northern Star Resources Ltd.	604,569	3,777
Coca-Cola Amatil Ltd.	534,885	3,764
WorleyParsons Ltd.	352,107	3,642
Bendigo & Adelaide Bank Ltd.	487,470	3,542
Atlas Arteria Ltd.	690,282	3,344
CIMIC Group Ltd.	98,581	3,310

24

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Crown Resorts Ltd.	370,504	3,297
	Downer EDI Ltd.	592,784	2,918
	Orora Ltd.	1,210,214	2,884
	ALS Ltd.	496,101	2,877
	Star Entertainment Grp Ltd.	842,173	2,840
	Link Administration Holdings Ltd.	522,341	2,784
	Bank of Queensland Ltd.	398,660	2,733
*	Xero Ltd.	93,400	2,648
	Healthscope Ltd.	1,756,017	2,635
	Qantas Airways Ltd.	677,750	2,631
	REA Group Ltd.	50,446	2,567
	Magellan Financial Group Ltd.	135,270	2,564
	Reliance Worldwide Corp. Ltd.	714,510	2,545
	Iluka Resources Ltd.	423,239	2,431
	Ansell Ltd.	145,189	2,394
	Whitehaven Coal Ltd.	691,317	2,388
^	Domino's Pizza Enterprises Ltd.	62,149	2,382
	Charter Hall Group	482,132	2,360
	AusNet Services	1,837,940	2,229
	Evolution Mining Ltd.	1,052,436	2,228
	Beach Energy Ltd.	1,774,719	2,211
^	Qube Holdings Ltd.	1,233,051	2,144
	Investa Office Fund	540,171	2,125
	OZ Minerals Ltd.	331,251	2,125
	DuluxGroup Ltd.	388,393	2,042
	Flight Centre Travel Group Ltd.	58,810	1,940
	Metcash Ltd.	977,292	1,910
	TPG Telecom Ltd.	373,214	1,900
	Adelaide Brighton Ltd.	470,041	1,891
	Washington H Soul Pattinson & Co. Ltd.	91,791	1,882
	carsales.com Ltd.	215,324	1,866
^	JB Hi-Fi Ltd.	112,658	1,836
	nib holdings Ltd.	460,827	1,814
	Cleanaway Waste Management Ltd.	1,361,262	1,740
	IOOF Holdings Ltd.	354,857	1,716
	Altium Ltd.	108,593	1,693
	Steadfast Group Ltd.	781,913	1,649
	Pendal Group Ltd.	280,967	1,625
	St. Barbara Ltd.	530,072	1,565
*	Vocus Group Ltd.	618,500	1,509
*	NEXTDC Ltd.	361,037	1,509
	Mineral Resources Ltd.	143,153	1,453
*,^	Afterpay Touch Group Ltd.	162,455	1,448
	Independence Group NL	498,143	1,430
	Bapcor Ltd.	293,632	1,424
*	Saracen Mineral Holdings Ltd.	815,734	1,423
	Regis Resources Ltd.	469,141	1,407
	Shopping Centres Australasia Property Group	737,763	1,342
	GrainCorp Ltd. Class A	227,269	1,329
	Costa Group Holdings Ltd.	305,923	1,326
^	Harvey Norman Holdings Ltd.	577,513	1,307
	CSR Ltd.	518,239	1,300
*	Mayne Pharma Group Ltd.	1,593,871	1,268
	Corporate Travel Management Ltd.	85,467	1,220
	Seven Group Holdings Ltd.	96,395	1,218
	BWP Trust	494,098	1,212
^	Blackmores Ltd.	13,774	1,188
	Nufarm Ltd.	285,190	1,153
	Cromwell Property Group	1,502,842	1,097
	Breville Group Ltd.	125,434	1,093
	Webjet Ltd.	117,004	1,085
*,^	Lynas Corp. Ltd.	726,523	1,075
	Navitas Ltd.	298,052	1,074
	Fairfax Media Ltd.	2,349,304	1,069

25

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Perpetual Ltd.	43,077	1,060
	Primary Health Care Ltd.	562,298	1,059
	Charter Hall Retail REIT	346,971	1,046
	IRESS Ltd.	134,263	1,034
	Sims Metal Management Ltd.	125,492	1,006
	WiseTech Global Ltd.	87,397	1,000
2	MYOB Group Ltd.	416,547	996
	Premier Investments Ltd.	82,369	960
^	InvoCare Ltd.	108,812	936
	IDP Education Ltd.	139,297	910
*,^	Pilbara Minerals Ltd.	1,610,693	902
	Monadelphous Group Ltd.	86,464	885
	GUD Holdings Ltd.	99,768	875
	Appen Ltd.	111,354	845
	Super Retail Group Ltd.	162,371	833
	ARB Corp. Ltd.	65,759	809
^	Platinum Asset Management Ltd.	230,447	802
	Nine Entertainment Co. Holdings Ltd.	663,200	796
	National Storage REIT	653,002	789
	Abacus Property Group	336,293	783
	Brickworks Ltd.	65,173	780
	Charter Hall Long Wale REIT	262,376	766
^	Bega Cheese Ltd.	178,094	754
	McMillan Shakespeare Ltd.	62,666	735
	Viva Energy REIT	474,525	733
	oOh!media Ltd.	215,786	725
	Bingo Industries Ltd.	425,961	723
*	Emeco Holdings Ltd.	3,547,617	721
	Growthpoint Properties Australia Ltd.	266,368	687
	Southern Cross Media Group Ltd.	838,579	679
	Sandfire Resources NL	142,306	673
	Elders Ltd.	128,965	668
^	G8 Education Ltd.	456,126	664
	SmartGroup Corp. Ltd.	93,169	660
	Ausdrill Ltd.	522,969	637
	Technology One Ltd.	161,074	622
*,^	Mesoblast Ltd.	430,249	611
*,^	Galaxy Resources Ltd.	389,376	608
	Ardent Leisure Group	509,671	580
^	IPH Ltd.	148,888	572
	Credit Corp. Group Ltd.	42,032	569
	Aventus Retail Property Fund Ltd.	396,742	565
	Tassal Group Ltd.	187,087	548
	Inghams Group Ltd.	197,395	546
^	Eclipx Group Ltd.	309,601	533
*,^	Nanosonics Ltd.	248,053	530
	Collins Foods Ltd.	116,649	530
	GWA Group Ltd.	268,761	526
	NRW Holdings Ltd.	400,114	525
	Rural Funds Group	347,259	525
	Aveo Group	396,679	519
	SpeedCast International Ltd.	200,671	513
*	Seven West Media Ltd.	891,866	494
*,^	Orocobre Ltd.	203,844	485
*,^	Gold Road Resources Ltd.	973,353	481
	GDI Property Group	524,798	479
^	Resolute Mining Ltd.	648,075	479
	Domain Holdings Australia Ltd.	270,509	476
	Arena REIT	306,307	470
*,^	Australian Agricultural Co. Ltd.	485,893	456
	Folkestone Education Trust	224,778	455
	Ingenia Communities Group	219,915	448
	Western Areas Ltd.	279,093	446
	Pact Group Holdings Ltd.	180,014	445

26

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Australian Pharmaceutical Industries Ltd.	405,455	440
^	Netwealth Group Ltd.	87,533	436
	Sigma Healthcare Ltd.	1,172,498	433
	Select Harvests Ltd.	110,920	406
	Centuria Industrial REIT	206,098	405
	OFX Group Ltd.	263,077	400
^	HT&E Ltd.	282,436	389
*	Senex Energy Ltd.	1,356,082	388
	Estia Health Ltd.	263,150	381
*,^	Bellamy's Australia Ltd.	73,420	378
	Navigator Global Investments Ltd.	117,429	374
*	Starpharma Holdings Ltd.	350,707	365
	Genworth Mortgage Insurance Australia Ltd.	222,410	355
*,^	Dacian Gold Ltd.	207,316	351
^	Automotive Holdings Group Ltd.	272,519	349
	FlexiGroup Ltd.	315,051	343
	Accent Group Ltd.	387,087	343
*,^	Myer Holdings Ltd.	1,052,017	340
	Sims Metal Management Ltd. ADR	42,286	336
	SeaLink Travel Group Ltd.	111,841	335
	Hotel Property Investments	145,043	317
*,^	Syrah Resources Ltd.	275,505	313
	SG Fleet Group Ltd.	131,476	310
*	Perseus Mining Ltd.	1,191,844	305
^	Lovisa Holdings Ltd.	52,815	288
*,^	New Century Resources Ltd.	471,536	282
^	Greencross Ltd.	85,791	276
*,^	Kidman Resources Ltd.	351,502	250
	Newcrest Mining Ltd. ADR	16,719	243
*	Westgold Resources Ltd.	311,270	243
	Mount Gibson Iron Ltd.	620,315	238
	MACA Ltd.	271,518	232
^	Regis Healthcare Ltd.	131,205	223
*	Infigen Energy	633,664	221
	Cedar Woods Properties Ltd.	57,916	217
	Virtus Health Ltd.	56,162	200
*,^	Cardno Ltd.	271,661	196
^	BWX Ltd.	108,067	195
	Asaleo Care Ltd.	390,085	194
	Japara Healthcare Ltd.	239,690	191
*,^	Superloop Ltd.	141,860	175
*,^	Clean TeQ Holdings Ltd.	578,950	173
	Cabcharge Australia Ltd.	113,459	166
*	Village Roadshow Ltd.	98,515	159
*,^	Liquefied Natural Gas Ltd.	416,316	148
*,^	Karoon Gas Australia Ltd.	195,153	148
	ERM Power Ltd.	120,801	140
	WPP AUNZ Ltd.	292,686	116
	RCR Tomlinson Ltd.	179,835	116
	Vita Group Ltd.	156,519	115
	Ainsworth Game Technology Ltd.	136,392	99
*,§	Quintis Ltd.	377,075	79
	Reject Shop Ltd.	42,660	67
*	Decmil Group Ltd.	118,524	64
*	OneMarket Ltd.	102,810	60
*	Cash Converters International Ltd.	317,679	60
	NZME Ltd.	118,232	50
*,^	Blue Sky Alternative Investments Ltd.	57,411	49
*	Highfield Resources Ltd.	63,604	22
*	Unibail-Rodamco-Westfield	1,636	15
*,§	BGP Holdings plc	15,642,708	—
*,§	DSHE Holdings Ltd.	147,770	—
			1,097,495

27

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
Hong Kong (8.0%)
	AIA Group Ltd.	12,406,312	94,375
	Hong Kong Exchanges & Clearing Ltd.	1,273,464	33,908
	CK Hutchison Holdings Ltd.	2,747,059	27,669
	Link REIT	2,203,298	19,581
	Sun Hung Kai Properties Ltd.	1,460,974	18,987
	CLP Holdings Ltd.	1,683,360	18,863
	CK Asset Holdings Ltd.	2,759,998	17,961
	Hong Kong & China Gas Co. Ltd.	9,186,172	17,547
	Hang Seng Bank Ltd.	744,452	17,456
	BOC Hong Kong Holdings Ltd.	3,683,759	13,791
	Jardine Matheson Holdings Ltd.	214,152	12,366
	Galaxy Entertainment Group Ltd.	2,188,062	11,879
	Sands China Ltd.	2,467,536	9,758
	Power Assets Holdings Ltd.	1,334,207	8,910
	China Mengniu Dairy Co. Ltd.	2,735,500	8,094
	Wharf Real Estate Investment Co. Ltd.	1,256,615	7,809
	New World Development Co. Ltd.	5,803,156	7,383
	MTR Corp. Ltd.	1,454,186	7,056
	Hongkong Land Holdings Ltd.	1,184,147	7,012
	Jardine Strategic Holdings Ltd.	185,751	6,240
2	WH Group Ltd.	8,618,433	6,052
	Techtronic Industries Co. Ltd.	1,274,656	6,002
	Henderson Land Development Co. Ltd.	1,214,355	5,664
	Swire Pacific Ltd. Class A	520,252	5,405
	AAC Technologies Holdings Inc.	704,257	5,365
	Sino Land Co. Ltd.	3,144,443	4,940
	CK Infrastructure Holdings Ltd.	641,313	4,694
	Wheelock & Co. Ltd.	834,668	4,462
	Bank of East Asia Ltd.	1,248,532	4,048
	Want Want China Holdings Ltd.	5,557,220	3,976
2	Samsonite International SA	1,327,997	3,830
	Hang Lung Properties Ltd.	2,085,841	3,781
	Swire Properties Ltd.	1,059,235	3,620
	Wynn Macau Ltd.	1,516,829	3,160
	Wharf Holdings Ltd.	1,261,615	3,154
	Hysan Development Co. Ltd.	640,726	3,005
	NWS Holdings Ltd.	1,459,887	2,898
	Tingyi Cayman Islands Holding Corp.	1,891,900	2,803
	ASM Pacific Technology Ltd.	312,936	2,714
	Dairy Farm International Holdings Ltd.	299,801	2,708
*,^	Semiconductor Manufacturing International Corp.	3,101,321	2,562
	Vitasoy International Holdings Ltd.	798,304	2,545
	Sun Art Retail Group Ltd.	2,305,231	2,527
	PCCW Ltd.	4,207,715	2,310
	Minth Group Ltd.	696,783	2,264
	Hang Lung Group Ltd.	888,920	2,188
	Xinyi Glass Holdings Ltd.	2,046,640	2,032
	Yue Yuen Industrial Holdings Ltd.	720,658	1,979
	PRADA SPA	550,304	1,955
	VTech Holdings Ltd.	165,450	1,944
	Kerry Properties Ltd.	605,090	1,905
	Hopewell Holdings Ltd.	565,460	1,747
	Shangri-La Asia Ltd.	1,146,928	1,567
	Fortune REIT	1,398,833	1,530
	SJM Holdings Ltd.	1,871,639	1,517
	Swire Pacific Ltd. Class B	923,186	1,490
2	BOC Aviation Ltd.	203,325	1,457
	NagaCorp Ltd.	1,502,972	1,378
	Melco International Development Ltd.	802,274	1,377
	Champion REIT	2,015,900	1,356
	Great Eagle Holdings Ltd.	287,733	1,314
	Li & Fung Ltd.	6,086,213	1,208
	Luk Fook Holdings International Ltd.	364,406	1,202

28

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Nexteer Automotive Group Ltd.	801,211	1,130
	HKBN Ltd.	740,157	1,111
	Uni-President China Holdings Ltd.	1,095,038	1,065
	MGM China Holdings Ltd.	747,336	1,061
	First Pacific Co. Ltd.	2,273,939	1,018
	Pacific Basin Shipping Ltd.	4,634,236	1,015
	Hongkong & Shanghai Hotels Ltd.	722,500	997
	Kerry Logistics Network Ltd.	620,111	983
	IGG Inc.	924,628	980
	Xinyi Solar Holdings Ltd.	3,041,001	951
	Chow Tai Fook Jewellery Group Ltd.	1,019,218	894
	Lifestyle International Holdings Ltd.	507,407	877
*	MMG Ltd.	2,276,286	858
	L'Occitane International SA	451,623	846
	SITC International Holdings Co. Ltd.	1,141,586	839
	United Energy Group Ltd.	4,112,000	803
	Towngas China Co. Ltd.	1,088,140	793
	Haitong International Securities Group Ltd.	2,403,891	788
	Shui On Land Ltd.	3,872,066	783
	Johnson Electric Holdings Ltd.	344,019	772
	Cathay Pacific Airways Ltd.	604,864	771
	Dah Sing Financial Holdings Ltd.	142,660	766
	Cafe de Coral Holdings Ltd.	338,447	734
	Shougang Fushan Resources Group Ltd.	3,585,281	726
^	Man Wah Holdings Ltd.	1,538,252	710
	Dah Sing Banking Group Ltd.	365,556	696
	Value Partners Group Ltd.	920,665	687
	Sunlight REIT	1,092,089	658
	China Travel International Investment Hong Kong Ltd.	2,440,268	656
	Television Broadcasts Ltd.	296,047	625
	Yuexiu REIT	1,018,354	619
*,^,2	Razer Inc.	3,838,000	594
	Pacific Textiles Holdings Ltd.	580,697	586
	Mandarin Oriental International Ltd.	303,078	573
	Guotai Junan International Holdings Ltd.	3,110,336	566
	China Goldjoy Group Ltd.	13,811,407	565
	Giordano International Ltd.	1,260,590	560
	SmarTone Telecommunications Holdings Ltd.	396,235	551
	Gemdale Properties & Investment Corp. Ltd.	5,945,080	549
	Shun Tak Holdings Ltd.	1,701,370	544
	K Wah International Holdings Ltd.	1,180,843	535
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,410,301	521
	Spring REIT	830,427	498
	Chinese Estates Holdings Ltd.	520,500	490
	Microport Scientific Corp.	404,219	483
	Lai Sun Development Co. Ltd.	326,137	473
*	Agritrade Resources Ltd.	2,365,000	471
	Far East Consortium International Ltd.	1,005,493	469
	CP Pokphand Co. Ltd.	5,304,204	460
	Huabao International Holdings Ltd.	963,071	449
	SA Sa International Holdings Ltd.	1,144,953	441
*	NewOcean Energy Holdings Ltd.	1,179,858	428
*	Esprit Holdings Ltd.	1,862,997	424
	Prosperity REIT	1,175,661	417
	CITIC Telecom International Holdings Ltd.	1,316,470	413
*,^	HC Group Inc.	634,107	412
	Road King Infrastructure Ltd.	264,814	410
	Chow Sang Sang Holdings International Ltd.	249,922	405
2	FIT Hon Teng Ltd.	963,000	399
	HKR International Ltd.	828,993	395
	Pou Sheng International Holdings Ltd.	2,074,253	394
2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	300,500	377
*	Zhaobangji Properties Holdings Ltd.	285,769	373
*	Global Brands Group Holding Ltd.	6,517,747	362

29

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Canvest Environmental Protection Group Co. Ltd.	663,675	353
*,§	Town Health International Medical Group Ltd.	3,921,659	345
^	China Harmony New Energy Auto Holding Ltd.	826,615	329
	United Laboratories International Holdings Ltd.	461,873	321
	Sun Hung Kai & Co. Ltd.	711,182	321
*	FIH Mobile Ltd.	3,210,581	299
	Dynam Japan Holdings Co. Ltd.	251,944	297
	Macau Legend Development Ltd.	1,665,954	291
2	Crystal International Group Ltd.	519,000	284
	Goodbaby International Holdings Ltd.	866,975	269
2	IMAX China Holding Inc.	114,175	267
^	Nan Hai Corp. Ltd.	11,392,146	265
	Singamas Container Holdings Ltd.	1,619,323	260
	Liu Chong Hing Investment Ltd.	175,145	253
*	Truly International Holdings Ltd.	1,677,603	245
*	COFCO Meat Holdings Ltd.	1,633,007	238
*,§	Convoy Global Holdings Ltd.	10,860,141	231
*,^	China LNG Group Ltd.	1,674,344	231
*,^	Digital Domain Holdings Ltd.	16,888,031	231
	Inspur International Ltd.	522,000	208
	Ju Teng International Holdings Ltd.	818,334	207
*,^	GCL New Energy Holdings Ltd.	6,003,422	200
^	Texwinca Holdings Ltd.	585,037	199
	Emperor Capital Group Ltd.	4,205,145	199
	China Baoli Technologies Holdings Ltd.	3,077,500	196
*	Anton Oilfield Services Group	1,376,022	195
*	Beijing Enterprises Medical & Health Group Ltd.	4,842,818	189
*,^	We Solutions Ltd.	2,636,000	179
	Lee's Pharmaceutical Holdings Ltd.	236,812	178
*	Lifestyle China Group Ltd.	433,899	176
*	China Financial International Investments Ltd.	6,670,113	170
*	Honghua Group Ltd.	2,559,517	166
^,2	Regina Miracle International Holdings Ltd.	315,395	159
	Emperor Watch & Jewellery Ltd.	3,974,532	157
*,^	Panda Green Energy Group Ltd.	4,086,273	154
*	KuangChi Science Ltd.	2,188,600	151
*,^	China Silver Group Ltd.	1,202,976	149
2	CGN New Energy Holdings Co. Ltd.	962,897	127
*	Parkson Retail Group Ltd.	1,415,650	125
*	Hong Kong Television Network Ltd.	413,142	114
*	Sunshine Oilsands Ltd.	4,781,606	110
*	China Strategic Holdings Ltd.	13,420,800	98
*	New World Department Store China Ltd.	482,000	96
*	G-Resources Group Ltd.	14,174,198	91
^	EVA Precision Industrial Holdings Ltd.	1,043,049	83
	Shenwan Hongyuan HK Ltd.	378,136	77
	New Sports Group Ltd.	1,789,397	75
*	CST Group Ltd.	24,009,916	74
	Yip's Chemical Holdings Ltd.	238,801	72
*	China LotSynergy Holdings Ltd.	6,646,914	72
	BOE Varitronix Ltd.	240,699	70
*	Future World Financial Holdings Ltd.	8,285,507	68
	Chong Hing Bank Ltd.	39,236	66
*,§	Brightoil Petroleum Holdings Ltd.	2,476,222	63
*	Technovator International Ltd.	409,938	55
*	Freeman FinTech Corp. Ltd.	10,036,762	55
	TPV Technology Ltd.	526,218	43
	Henderson Investment Ltd.	518,863	40
*	New Provenance Everlasting Holdings Ltd.	5,930,768	32
*	Mei Ah Entertainment Group Ltd.	1,065,022	31
	Qianhai Health Holdings Ltd.	619,508	25
*	Xinchen China Power Holdings Ltd.	290,362	21
*	Good Resources Holdings Ltd.	737,470	18
*	Sincere Watch Hong Kong Ltd.	1,490,000	18

30

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* Yanchang Petroleum International Ltd.	1,740,000	17
* Silver Base Group Holdings Ltd.	244,160	16
* Sino Oil And Gas Holdings Ltd.	611,509	12
* Summit Ascent Holdings Ltd.	84,173	10
* China Oceanwide Holdings Ltd.	188,081	9
* China Ocean Industry Group Ltd.	1,929,318	7
		542,531
Japan (59.9%)
Toyota Motor Corp.	2,591,870	151,834
Mitsubishi UFJ Financial Group Inc.	12,950,872	78,385
Sony Corp.	1,297,739	70,229
SoftBank Group Corp.	873,785	69,150
Sumitomo Mitsui Financial Group Inc.	1,354,488	52,737
Honda Motor Co. Ltd.	1,787,386	51,022
Keyence Corp.	92,733	45,302
Mizuho Financial Group Inc.	26,027,370	44,698
KDDI Corp.	1,821,966	44,091
Mitsubishi Corp.	1,318,521	37,110
Central Japan Railway Co.	185,652	35,628
Shin-Etsu Chemical Co. Ltd.	418,150	34,941
FANUC Corp.	199,368	34,683
Nintendo Co. Ltd.	110,195	34,403
Seven & i Holdings Co. Ltd.	789,849	34,200
Recruit Holdings Co. Ltd.	1,229,312	32,994
East Japan Railway Co.	376,845	32,913
Tokio Marine Holdings Inc.	691,424	32,574
Kao Corp.	488,525	32,498
^ Takeda Pharmaceutical Co. Ltd.	781,924	32,418
NTT DOCOMO Inc.	1,291,329	32,023
Daikin Industries Ltd.	272,773	31,618
Japan Tobacco Inc.	1,225,169	31,481
Astellas Pharma Inc.	1,996,901	30,853
Nidec Corp.	239,433	30,754
Murata Manufacturing Co. Ltd.	194,793	30,317
Canon Inc.	1,054,411	30,033
Mitsui & Co. Ltd.	1,733,957	28,972
Hitachi Ltd.	946,129	28,923
Nippon Telegraph & Telephone Corp.	670,043	27,632
ITOCHU Corp.	1,447,492	26,845
Fast Retailing Co. Ltd.	52,580	26,474
Mitsubishi Electric Corp.	2,026,314	25,652
Shiseido Co. Ltd.	399,338	25,196
Daiichi Sankyo Co. Ltd.	651,349	24,897
Bridgestone Corp.	634,128	24,452
Komatsu Ltd.	937,837	24,424
Panasonic Corp.	2,191,135	23,514
Eisai Co. Ltd.	271,634	22,622
JXTG Holdings Inc.	3,254,959	21,994
Mitsui Fudosan Co. Ltd.	969,360	21,832
Tokyo Electron Ltd.	160,984	21,725
Dai-ichi Life Holdings Inc.	1,146,395	21,512
ORIX Corp.	1,315,511	21,431
Hoya Corp.	376,046	21,275
Suzuki Motor Corp.	421,547	21,021
Denso Corp.	466,303	20,800
Otsuka Holdings Co. Ltd.	429,521	20,543
Daiwa House Industry Co. Ltd.	666,170	20,115
Kirin Holdings Co. Ltd.	837,501	19,985
Mitsubishi Estate Co. Ltd.	1,210,859	19,352
SMC Corp.	59,329	18,910
Shionogi & Co. Ltd.	291,207	18,621
Oriental Land Co. Ltd.	192,990	18,155
* Toshiba Corp.	605,359	18,144
Kubota Corp.	1,143,905	18,059

31

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Nissan Motor Co. Ltd.	1,981,530	18,027
Sumitomo Corp.	1,151,501	17,464
Terumo Corp.	320,466	17,299
Asahi Group Holdings Ltd.	390,641	17,167
Kyocera Corp.	314,792	17,037
Subaru Corp.	630,848	17,017
FUJIFILM Holdings Corp.	390,687	16,897
Nomura Holdings Inc.	3,453,814	16,585
Aeon Co. Ltd.	719,338	16,510
Secom Co. Ltd.	198,997	16,292
Japan Post Holdings Co. Ltd.	1,351,920	16,032
MS&AD Insurance Group Holdings Inc.	513,368	15,420
Asahi Kasei Corp.	1,278,416	15,339
Sumitomo Mitsui Trust Holdings Inc.	380,436	15,116
Sumitomo Realty & Development Co. Ltd.	435,520	14,965
Nippon Steel & Sumitomo Metal Corp.	799,589	14,749
Sompo Holdings Inc.	353,620	14,585
Sysmex Corp.	194,411	13,636
Marubeni Corp.	1,615,543	13,100
Chugai Pharmaceutical Co. Ltd.	222,946	13,053
West Japan Railway Co.	187,580	12,616
Fujitsu Ltd.	199,283	12,124
Resona Holdings Inc.	2,237,324	11,768
Kansai Electric Power Co. Inc.	740,516	11,334
Shimano Inc.	80,633	11,012
Toray Industries Inc.	1,540,178	10,925
Tokyo Gas Co. Ltd.	442,734	10,888
Unicharm Corp.	397,734	10,790
Inpex Corp.	939,932	10,703
Sumitomo Electric Industries Ltd.	775,403	10,575
TDK Corp.	122,527	10,566
Dentsu Inc.	225,073	10,439
Chubu Electric Power Co. Inc.	721,002	10,397
Mitsubishi Heavy Industries Ltd.	293,839	10,358
Ono Pharmaceutical Co. Ltd.	451,801	10,253
Kikkoman Corp.	186,899	10,240
Mitsubishi Chemical Holdings Corp.	1,307,146	10,190
Nitto Denko Corp.	161,147	10,068
Nitori Holdings Co. Ltd.	76,537	9,994
Japan Exchange Group Inc.	554,784	9,937
Yamato Holdings Co. Ltd.	362,600	9,913
JFE Holdings Inc.	527,104	9,905
Daito Trust Construction Co. Ltd.	73,322	9,667
Olympus Corp.	287,680	9,589
Daiwa Securities Group Inc.	1,626,376	9,327
T&D Holdings Inc.	572,755	9,156
Taisei Corp.	213,790	9,143
MEIJI Holdings Co. Ltd.	136,699	9,070
Yakult Honsha Co. Ltd.	125,437	8,882
Sekisui House Ltd.	594,325	8,723
Makita Corp.	249,215	8,616
Tokyu Corp.	507,201	8,379
NTT Data Corp.	644,857	8,279
Toyota Tsusho Corp.	229,307	8,275
* Tokyo Electric Power Co. Holdings Inc.	1,613,307	8,257
Ajinomoto Co. Inc.	507,734	8,203
Omron Corp.	199,289	8,068
Toyota Industries Corp.	162,872	8,001
Yaskawa Electric Corp.	268,520	7,761
Sumitomo Chemical Co. Ltd.	1,548,430	7,757
Sumitomo Metal Mining Co. Ltd.	242,063	7,622
Hankyu Hanshin Holdings Inc.	229,035	7,565
Yahoo Japan Corp.	2,420,088	7,550
Osaka Gas Co. Ltd.	407,265	7,447

32

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
NEC Corp.	258,159	7,411
Yamaha Corp.	166,561	7,319
Don Quijote Holdings Co. Ltd.	120,952	7,225
Bandai Namco Holdings Inc.	200,943	7,149
Kintetsu Group Holdings Co. Ltd.	184,854	7,101
Ricoh Co. Ltd.	703,504	7,023
FamilyMart UNY Holdings Co. Ltd.	60,133	6,970
Shimadzu Corp.	275,240	6,956
Aisin Seiki Co. Ltd.	176,852	6,917
Isuzu Motors Ltd.	522,854	6,855
Trend Micro Inc.	118,522	6,823
Dai Nippon Printing Co. Ltd.	303,980	6,821
Yamaha Motor Co. Ltd.	286,844	6,784
Idemitsu Kosan Co. Ltd.	149,208	6,760
M3 Inc.	413,188	6,697
Odakyu Electric Railway Co. Ltd.	315,756	6,675
Nissan Chemical Corp.	141,342	6,664
MINEBEA MITSUMI Inc.	430,599	6,587
Showa Denko KK	148,659	6,473
Keio Corp.	118,425	6,432
Oji Holdings Corp.	901,409	6,401
Rohm Co. Ltd.	90,319	6,350
AGC Inc.	193,524	6,339
Obic Co. Ltd.	69,288	6,308
Mazda Motor Corp.	587,732	6,260
Ryohin Keikaku Co. Ltd.	23,590	6,236
Nikon Corp.	354,404	6,178
Tohoku Electric Power Co. Inc.	487,140	6,155
Obayashi Corp.	686,429	6,060
Kajima Corp.	467,543	6,020
Tobu Railway Co. Ltd.	211,499	5,882
SBI Holdings Inc.	223,472	5,836
Sekisui Chemical Co. Ltd.	368,360	5,793
MISUMI Group Inc.	283,411	5,680
Koito Manufacturing Co. Ltd.	118,521	5,642
Santen Pharmaceutical Co. Ltd.	373,107	5,526
Rakuten Inc.	810,965	5,485
Kyushu Electric Power Co. Inc.	470,978	5,471
Concordia Financial Group Ltd.	1,195,233	5,470
Suntory Beverage & Food Ltd.	130,114	5,303
TOTO Ltd.	146,966	5,258
Nisshin Seifun Group Inc.	263,505	5,243
Kyowa Hakko Kirin Co. Ltd.	260,702	5,049
Kyushu Railway Co.	162,070	4,977
Nippon Paint Holdings Co. Ltd.	159,279	4,975
Kuraray Co. Ltd.	361,367	4,964
Yokogawa Electric Corp.	249,064	4,890
Lion Corp.	259,821	4,885
IHI Corp.	132,565	4,850
Japan Post Bank Co. Ltd.	414,303	4,830
Nexon Co. Ltd.	422,514	4,820
Alfresa Holdings Corp.	179,000	4,774
Nippon Express Co. Ltd.	75,551	4,768
Nomura Research Institute Ltd.	106,113	4,704
Shimizu Corp.	579,248	4,702
Pigeon Corp.	111,095	4,698
Marui Group Co. Ltd.	217,358	4,680
Nagoya Railroad Co. Ltd.	193,050	4,662
Shizuoka Bank Ltd.	532,899	4,662
Nissin Foods Holdings Co. Ltd.	71,425	4,605
NSK Ltd.	464,910	4,593
Konica Minolta Inc.	463,341	4,586
Taisho Pharmaceutical Holdings Co. Ltd.	43,010	4,586
Electric Power Development Co. Ltd.	166,308	4,528

33

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Alps Electric Co. Ltd.	191,520	4,515
Stanley Electric Co. Ltd.	152,149	4,501
Seiko Epson Corp.	279,313	4,500
Keisei Electric Railway Co. Ltd.	144,752	4,461
Disco Corp.	27,871	4,430
Hamamatsu Photonics KK	132,239	4,421
Brother Industries Ltd.	241,257	4,415
Hoshizaki Corp.	54,656	4,412
ZOZO Inc.	181,568	4,357
JGC Corp.	223,614	4,328
Kose Corp.	28,866	4,314
Sojitz Corp.	1,281,565	4,310
Japan Airlines Co. Ltd.	121,340	4,307
Isetan Mitsukoshi Holdings Ltd.	365,013	4,266
Daifuku Co. Ltd.	98,264	4,220
LIXIL Group Corp.	267,602	4,207
Hisamitsu Pharmaceutical Co. Inc.	74,603	4,204
CyberAgent Inc.	98,753	4,202
Kobayashi Pharmaceutical Co. Ltd.	64,114	4,182
Asahi Intecc Co. Ltd.	101,976	4,176
NGK Spark Plug Co. Ltd.	205,687	4,162
Aozora Bank Ltd.	120,521	4,159
Sony Financial Holdings Inc.	179,910	4,150
Chiba Bank Ltd.	653,766	4,136
Suzuken Co. Ltd.	81,493	4,125
Hakuhodo DY Holdings Inc.	244,443	4,077
Mitsui Chemicals Inc.	180,588	4,050
Mitsubishi Motors Corp.	639,291	4,016
Seibu Holdings Inc.	221,104	4,011
USS Co. Ltd.	222,457	4,011
Fuji Electric Co. Ltd.	130,201	3,974
Coca-Cola Bottlers Japan Holdings Inc.	150,499	3,939
Hikari Tsushin Inc.	22,395	3,911
ANA Holdings Inc.	115,968	3,900
Toppan Printing Co. Ltd.	273,215	3,863
Keihan Holdings Co. Ltd.	101,743	3,861
Tosoh Corp.	292,273	3,848
Toho Co. Ltd.	117,799	3,843
Chugoku Electric Power Co. Inc.	297,367	3,825
NGK Insulators Ltd.	270,305	3,804
Tsuruha Holdings Inc.	36,331	3,792
Keikyu Corp.	254,504	3,767
* Renesas Electronics Corp.	708,069	3,730
Showa Shell Sekiyu KK	195,027	3,722
Konami Holdings Corp.	97,506	3,720
Taiheiyo Cement Corp.	124,436	3,662
TIS Inc.	81,825	3,655
NH Foods Ltd.	105,960	3,654
Sumitomo Heavy Industries Ltd.	116,003	3,648
Fukuoka Financial Group Inc.	148,125	3,640
Haseko Corp.	283,691	3,595
Mitsubishi Materials Corp.	128,968	3,570
Kawasaki Heavy Industries Ltd.	148,355	3,516
Sumitomo Dainippon Pharma Co. Ltd.	167,362	3,497
^ Yamada Denki Co. Ltd.	739,673	3,488
Otsuka Corp.	104,974	3,482
Advantest Corp.	187,849	3,468
MediPal Holdings Corp.	157,651	3,375
Mitsubishi Tanabe Pharma Corp.	226,302	3,343
SUMCO Corp.	244,652	3,302
Hulic Co. Ltd.	360,338	3,297
Hirose Electric Co. Ltd.	34,511	3,289
Casio Computer Co. Ltd.	217,660	3,285
Bank of Kyoto Ltd.	73,135	3,284

34

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Tokyu Fudosan Holdings Corp.	582,419	3,282
COMSYS Holdings Corp.	117,391	3,267
J Front Retailing Co. Ltd.	248,238	3,253
Toyo Seikan Group Holdings Ltd.	159,431	3,253
Persol Holdings Co. Ltd.	171,011	3,244
Teijin Ltd.	186,406	3,232
Daicel Corp.	304,479	3,221
Lawson Inc.	50,471	3,204
Toyo Suisan Kaisha Ltd.	92,975	3,196
Rohto Pharmaceutical Co. Ltd.	100,847	3,194
^ Tokai Carbon Co. Ltd.	203,286	3,183
Mitsubishi Gas Chemical Co. Inc.	189,390	3,179
Mebuki Financial Group Inc.	1,039,270	3,165
Toho Gas Co. Ltd.	91,382	3,146
Nihon M&A Center Inc.	129,812	3,111
Sohgo Security Services Co. Ltd.	69,489	3,095
Amada Holdings Co. Ltd.	327,469	3,085
Nippon Shinyaku Co. Ltd.	53,660	3,083
Skylark Holdings Co. Ltd.	196,008	3,052
Ebara Corp.	102,130	2,975
Park24 Co. Ltd.	112,512	2,960
Kansai Paint Co. Ltd.	197,486	2,918
Denka Co. Ltd.	89,671	2,916
Hitachi Construction Machinery Co. Ltd.	108,937	2,892
Matsumotokiyoshi Holdings Co. Ltd.	79,934	2,890
JTEKT Corp.	230,310	2,865
JSR Corp.	190,068	2,833
* PeptiDream Inc.	86,330	2,831
Square Enix Holdings Co. Ltd.	78,354	2,808
Nankai Electric Railway Co. Ltd.	114,290	2,799
Kurita Water Industries Ltd.	112,864	2,780
Mitsui OSK Lines Ltd.	112,465	2,733
Ezaki Glico Co. Ltd.	54,158	2,700
Iida Group Holdings Co. Ltd.	148,238	2,698
MonotaRO Co. Ltd.	121,858	2,687
Welcia Holdings Co. Ltd.	52,382	2,672
Credit Saison Co. Ltd.	168,125	2,670
Rinnai Corp.	36,736	2,669
Hino Motors Ltd.	278,556	2,666
Kyowa Exeo Corp.	98,884	2,665
Kewpie Corp.	114,874	2,641
Sumitomo Rubber Industries Ltd.	183,945	2,639
Nichirei Corp.	109,601	2,632
Nabtesco Corp.	119,921	2,632
Nippon Yusen KK	162,759	2,625
Tokyo Century Corp.	48,883	2,624
Asics Corp.	181,105	2,621
Sega Sammy Holdings Inc.	202,167	2,596
THK Co. Ltd.	117,399	2,593
Calbee Inc.	77,150	2,560
Azbil Corp.	137,396	2,559
Ito En Ltd.	59,334	2,526
Hitachi High-Technologies Corp.	66,481	2,495
Takara Holdings Inc.	177,779	2,494
Cosmo Energy Holdings Co. Ltd.	67,301	2,475
Sundrug Co. Ltd.	68,093	2,474
Relo Group Inc.	104,916	2,473
Shinsei Bank Ltd.	162,273	2,472
Air Water Inc.	152,369	2,468
Kobe Steel Ltd.	305,606	2,457
Sankyu Inc.	52,068	2,454
Kakaku.com Inc.	134,869	2,443
Sotetsu Holdings Inc.	79,438	2,429
Miura Co. Ltd.	99,443	2,429

35

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
DIC Corp.	82,019	2,420
K's Holdings Corp.	190,960	2,412
Takashimaya Co. Ltd.	152,557	2,401
Kaneka Corp.	57,330	2,396
Yamazaki Baking Co. Ltd.	131,541	2,371
^ Sharp Corp.	153,615	2,358
AEON Financial Service Co. Ltd.	120,131	2,351
Ube Industries Ltd.	107,700	2,346
Sanwa Holdings Corp.	199,574	2,342
Mitsubishi UFJ Lease & Finance Co. Ltd.	455,619	2,342
Hitachi Metals Ltd.	198,886	2,339
Yamaguchi Financial Group Inc.	221,504	2,332
Nomura Real Estate Holdings Inc.	123,420	2,318
Aeon Mall Co. Ltd.	124,501	2,299
Taiyo Nippon Sanso Corp.	142,332	2,288
Taiyo Yuden Co. Ltd.	113,581	2,287
Tokyo Tatemono Co. Ltd.	210,239	2,261
SCREEN Holdings Co. Ltd.	41,317	2,246
Nihon Kohden Corp.	74,551	2,232
Kamigumi Co. Ltd.	106,929	2,206
Oracle Corp. Japan	32,517	2,201
Ain Holdings Inc.	27,807	2,181
Seino Holdings Co. Ltd.	155,710	2,156
Izumi Co. Ltd.	39,615	2,151
SG Holdings Co. Ltd.	85,100	2,142
House Foods Group Inc.	74,354	2,139
Kagome Co. Ltd.	79,834	2,125
Kinden Corp.	132,521	2,125
Yokohama Rubber Co. Ltd.	108,212	2,096
Bic Camera Inc.	157,693	2,082
Nippon Kayaku Co. Ltd.	174,618	2,078
Sawai Pharmaceutical Co. Ltd.	40,948	2,076
Nippon Electric Glass Co. Ltd.	82,364	2,075
Anritsu Corp.	136,153	2,064
Seven Bank Ltd.	658,672	2,059
Nippon Shokubai Co. Ltd.	31,852	2,055
Sankyo Co. Ltd.	53,678	2,049
Tsumura & Co.	65,665	2,042
NOF Corp.	71,836	2,034
Pola Orbis Holdings Inc.	75,352	2,013
Daiichikosho Co. Ltd.	43,507	2,008
Nifco Inc.	88,110	2,008
TechnoPro Holdings Inc.	38,141	1,987
Capcom Co. Ltd.	95,168	1,984
Sumitomo Forestry Co. Ltd.	133,686	1,984
Benesse Holdings Inc.	70,418	1,964
Hachijuni Bank Ltd.	464,706	1,963
Gunma Bank Ltd.	428,772	1,941
Shikoku Electric Power Co. Inc.	153,925	1,932
Nishi-Nippon Railroad Co. Ltd.	77,247	1,911
Zenkoku Hosho Co. Ltd.	52,665	1,909
DeNA Co. Ltd.	114,335	1,902
Japan Airport Terminal Co. Ltd.	48,783	1,879
Itochu Techno-Solutions Corp.	98,914	1,876
NET One Systems Co. Ltd.	88,312	1,849
Shimamura Co. Ltd.	21,951	1,846
Rengo Co. Ltd.	210,926	1,839
Mabuchi Motor Co. Ltd.	51,561	1,834
Kaken Pharmaceutical Co. Ltd.	36,339	1,822
Hiroshima Bank Ltd.	295,326	1,822
Zensho Holdings Co. Ltd.	93,470	1,813
Horiba Ltd.	38,620	1,807
Nagase & Co. Ltd.	114,285	1,795
Cosmos Pharmaceutical Corp.	8,759	1,790

36

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
SCSK Corp.	41,905	1,776
Maruichi Steel Tube Ltd.	61,227	1,764
Nippon Paper Industries Co. Ltd.	96,009	1,739
* LINE Corp.	54,510	1,738
Sugi Holdings Co. Ltd.	37,931	1,737
Morinaga & Co. Ltd.	43,010	1,726
NOK Corp.	117,829	1,695
Toyo Tire & Rubber Co. Ltd.	101,430	1,692
Wacoal Holdings Corp.	61,167	1,686
Penta-Ocean Construction Co. Ltd.	281,875	1,686
Kyushu Financial Group Inc.	381,391	1,683
GS Yuasa Corp.	81,639	1,676
Chugoku Bank Ltd.	185,401	1,665
Nippon Suisan Kaisha Ltd.	258,475	1,651
Furukawa Electric Co. Ltd.	61,173	1,651
Ulvac Inc.	50,475	1,644
SHO-BOND Holdings Co. Ltd.	22,993	1,636
Aica Kogyo Co. Ltd.	54,755	1,630
Iyo Bank Ltd.	273,725	1,624
NTN Corp.	443,317	1,622
PALTAC Corp.	31,752	1,618
NTT Urban Development Corp.	108,397	1,611
Toyoda Gosei Co. Ltd.	74,659	1,610
Nisshinbo Holdings Inc.	145,511	1,602
Toda Corp.	237,920	1,601
Fancl Corp.	36,034	1,593
* Hokuriku Electric Power Co.	170,842	1,592
GMO Payment Gateway Inc.	32,846	1,591
OSG Corp.	76,997	1,589
Ariake Japan Co. Ltd.	17,917	1,588
Hitachi Chemical Co. Ltd.	100,503	1,584
Mitsubishi Logistics Corp.	68,900	1,580
Ship Healthcare Holdings Inc.	43,605	1,577
* Daishi Hokuetsu Financial Group Inc.	43,748	1,574
Hokuhoku Financial Group Inc.	126,805	1,571
Topcon Corp.	107,814	1,567
ADEKA Corp.	105,338	1,561
Mitsui Mining & Smelting Co. Ltd.	55,045	1,560
Japan Post Insurance Co. Ltd.	65,028	1,549
Citizen Watch Co. Ltd.	268,181	1,544
TS Tech Co. Ltd.	53,461	1,539
Daido Steel Co. Ltd.	37,345	1,538
Maeda Corp.	135,677	1,533
Nipro Corp.	119,948	1,527
DMG Mori Co. Ltd.	105,724	1,525
ABC-Mart Inc.	26,066	1,524
Iwatani Corp.	42,811	1,512
Tokuyama Corp.	67,382	1,507
OKUMA Corp.	30,040	1,500
77 Bank Ltd.	71,870	1,485
Amano Corp.	69,680	1,482
Nishi-Nippon Financial Holdings Inc.	155,342	1,476
Zeon Corp.	151,014	1,458
Aoyama Trading Co. Ltd.	47,682	1,443
Kyudenko Corp.	39,318	1,431
* Kansai Mirai Financial Group Inc.	184,432	1,427
Ushio Inc.	117,737	1,421
Nihon Unisys Ltd.	64,199	1,407
Acom Co. Ltd.	379,726	1,398
Colowide Co. Ltd.	57,137	1,391
NHK Spring Co. Ltd.	162,441	1,391
Dowa Holdings Co. Ltd.	47,629	1,386
Maruha Nichiro Corp.	38,232	1,384
Ibiden Co. Ltd.	111,779	1,380

37

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Pilot Corp.	24,884	1,375
	Goldwin Inc.	19,116	1,363
	Toagosei Co. Ltd.	132,114	1,357
	Kokuyo Co. Ltd.	85,907	1,356
	Fuji Seal International Inc.	44,603	1,353
	Fukuyama Transporting Co. Ltd.	34,845	1,350
	Hazama Ando Corp.	195,459	1,350
	H2O Retailing Corp.	86,400	1,342
	Sumitomo Osaka Cement Co. Ltd.	35,927	1,335
	Toho Holdings Co. Ltd.	50,660	1,327
	Japan Steel Works Ltd.	62,481	1,320
^	Outsourcing Inc.	103,030	1,306
	Jafco Co. Ltd.	33,355	1,285
	Tsubakimoto Chain Co.	33,444	1,284
	Hanwa Co. Ltd.	39,029	1,278
	Shiga Bank Ltd.	54,965	1,275
	Fuji Oil Holdings Inc.	43,890	1,266
	Glory Ltd.	54,343	1,265
	Nikkon Holdings Co. Ltd.	52,153	1,260
	Okumura Corp.	39,885	1,259
	Toyobo Co. Ltd.	88,192	1,254
	Miraca Holdings Inc.	51,342	1,250
	Descente Ltd.	47,688	1,249
	Nippon Light Metal Holdings Co. Ltd.	591,746	1,248
	Nishimatsu Construction Co. Ltd.	53,341	1,243
*	Mitsui E&S Holdings Co. Ltd.	73,257	1,230
	Kureha Corp.	19,126	1,229
	Nihon Parkerizing Co. Ltd.	101,751	1,229
	Sangetsu Corp.	63,605	1,223
	Lasertec Corp.	42,323	1,219
	Tadano Ltd.	112,666	1,207
	Shimachu Co. Ltd.	45,988	1,206
	Nichias Corp.	55,240	1,204
	Kusuri no Aoki Holdings Co. Ltd.	16,726	1,202
	Ci:z Holdings Co. Ltd.	23,100	1,197
	Oki Electric Industry Co. Ltd.	87,410	1,196
	Fujikura Ltd.	277,022	1,195
	San-In Godo Bank Ltd.	157,498	1,195
	Kenedix Inc.	229,208	1,193
	Nippon Gas Co. Ltd.	39,217	1,186
	Heiwa Corp.	51,756	1,184
^	Sanrio Co. Ltd.	58,476	1,176
	Open House Co. Ltd.	29,762	1,176
	Maeda Road Construction Co. Ltd.	64,429	1,174
	FP Corp.	22,893	1,173
	Sapporo Holdings Ltd.	62,908	1,167
	Yaoko Co. Ltd.	21,301	1,165
	Lintec Corp.	49,067	1,161
	Sumitomo Bakelite Co. Ltd.	32,051	1,157
	Kyoritsu Maintenance Co. Ltd.	25,788	1,146
	Inaba Denki Sangyo Co. Ltd.	28,380	1,143
	Tokyo Ohka Kogyo Co. Ltd.	42,616	1,141
	Takara Bio Inc.	48,186	1,136
	Okamura Corp.	83,223	1,134
*,^	Kawasaki Kisen Kaisha Ltd.	85,114	1,134
	Meitec Corp.	26,981	1,130
	Kanematsu Corp.	87,414	1,122
	Tokai Tokyo Financial Holdings Inc.	216,834	1,119
	Tomy Co. Ltd.	95,286	1,108
	Daiwabo Holdings Co. Ltd.	18,716	1,104
	Takasago Thermal Engineering Co. Ltd.	64,498	1,102
	Mochida Pharmaceutical Co. Ltd.	13,940	1,102
	Fuji Corp.	78,436	1,093
	Mandom Corp.	39,327	1,091

38

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Awa Bank Ltd.	40,024	1,089
Matsui Securities Co. Ltd.	106,823	1,089
Sakata Seed Corp.	34,350	1,087
Kandenko Co. Ltd.	106,614	1,086
cocokara fine Inc.	19,615	1,080
Hitachi Transport System Ltd.	41,899	1,076
United Arrows Ltd.	28,478	1,071
Hokkaido Electric Power Co. Inc.	182,370	1,064
Fuyo General Lease Co. Ltd.	19,111	1,062
Mirait Holdings Corp.	65,338	1,055
^ Yoshinoya Holdings Co. Ltd.	64,102	1,054
Morinaga Milk Industry Co. Ltd.	39,513	1,053
Hokkoku Bank Ltd.	28,384	1,042
KH Neochem Co. Ltd.	36,637	1,041
Shochiku Co. Ltd.	10,656	1,039
Sushiro Global Holdings Ltd.	19,717	1,039
Infomart Corp.	100,016	1,038
^ HIS Co. Ltd.	33,848	1,031
Kiyo Bank Ltd.	69,000	1,023
Hitachi Capital Corp.	41,202	1,010
Shinmaywa Industries Ltd.	81,929	1,009
Toyota Boshoku Corp.	60,326	1,006
Fuji Soft Inc.	21,903	1,004
Autobacs Seven Co. Ltd.	62,114	1,000
Leopalace21 Corp.	239,876	999
Toyo Ink SC Holdings Co. Ltd.	43,022	998
Resorttrust Inc.	64,494	993
Yamato Kogyo Co. Ltd.	37,154	979
Kumagai Gumi Co. Ltd.	37,437	978
NS Solutions Corp.	32,748	977
KYORIN Holdings Inc.	44,687	976
Duskin Co. Ltd.	42,895	976
Trusco Nakayama Corp.	38,518	972
Sumitomo Mitsui Construction Co. Ltd.	154,532	969
Kanamoto Co. Ltd.	28,975	968
Daiseki Co. Ltd.	40,920	967
EDION Corp.	90,857	955
Japan Lifeline Co. Ltd.	65,008	948
^ Daio Paper Corp.	72,866	945
Megmilk Snow Brand Co. Ltd.	40,306	943
As One Corp.	13,242	943
Mani Inc.	20,505	942
Keiyo Bank Ltd.	128,453	937
Digital Garage Inc.	34,248	937
North Pacific Bank Ltd.	311,593	934
TOKAI Holdings Corp.	111,675	933
Takuma Co. Ltd.	73,052	931
Musashino Bank Ltd.	34,251	924
Topre Corp.	44,412	924
Senko Group Holdings Co. Ltd.	118,410	920
FCC Co. Ltd.	37,038	917
Joyful Honda Co. Ltd.	63,414	914
Zenrin Co. Ltd.	36,695	913
Ogaki Kyoritsu Bank Ltd.	41,019	910
Iriso Electronics Co. Ltd.	21,507	908
Tokyo Seimitsu Co. Ltd.	37,521	902
Central Glass Co. Ltd.	41,716	902
Koei Tecmo Holdings Co. Ltd.	56,887	900
JINS Inc.	15,830	896
Tokyo Dome Corp.	101,767	896
Paramount Bed Holdings Co. Ltd.	21,211	892
Atom Corp.	100,551	892
Orient Corp.	569,845	891
GMO internet Inc.	61,612	880

39

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	SMS Co. Ltd.	51,968	872
	Kissei Pharmaceutical Co. Ltd.	30,152	866
	Taikisha Ltd.	30,667	865
	DCM Holdings Co. Ltd.	88,962	865
	Asahi Holdings Inc.	40,358	864
	ZERIA Pharmaceutical Co. Ltd.	46,105	863
	Daikyo Inc.	32,664	857
	Nippo Corp.	52,263	857
	Systena Corp.	71,180	857
	Tokai Rika Co. Ltd.	46,970	856
	Nippon Flour Mills Co. Ltd.	51,663	856
	Nojima Corp.	36,150	854
	Keihin Corp.	43,199	851
	Okasan Securities Group Inc.	177,256	849
	Eizo Corp.	20,810	847
	Makino Milling Machine Co. Ltd.	22,114	842
	Canon Marketing Japan Inc.	44,289	838
	Ryobi Ltd.	28,677	832
	Morita Holdings Corp.	43,316	825
	Takara Standard Co. Ltd.	53,281	823
	Heiwado Co. Ltd.	32,062	822
	Itoham Yonekyu Holdings Inc.	130,136	820
	San-A Co. Ltd.	19,316	815
	Senshu Ikeda Holdings Inc.	265,164	815
^	Suruga Bank Ltd.	172,283	812
	Shima Seiki Manufacturing Ltd.	30,068	811
	Takeuchi Manufacturing Co. Ltd.	39,141	810
	Nomura Co. Ltd.	35,620	809
	Fujitec Co. Ltd.	74,240	809
	Okinawa Electric Power Co. Inc.	43,395	808
	Fujitsu General Ltd.	53,740	805
^	Monex Group Inc.	204,318	801
	Tokyo Steel Manufacturing Co. Ltd.	101,349	799
	Toshiba Plant Systems & Services Corp.	39,031	798
*,^	Aiful Corp.	301,642	796
	NSD Co. Ltd.	37,526	795
	Toei Co. Ltd.	7,268	794
	Nippon Seiki Co. Ltd.	45,091	794
	Komeri Co. Ltd.	30,370	787
	Arcs Co. Ltd.	32,541	786
	Yamazen Corp.	71,692	785
	Nippon Sheet Glass Co. Ltd.	92,382	782
	Benefit One Inc.	30,260	780
	Exedy Corp.	31,663	780
	Kotobuki Spirits Co. Ltd.	20,313	778
	Nippon Television Holdings Inc.	48,662	776
	Valor Holdings Co. Ltd.	36,025	773
	IBJ Leasing Co. Ltd.	30,766	772
	Kitz Corp.	96,488	769
	Nippon Soda Co. Ltd.	29,473	766
	Macnica Fuji Electronics Holdings Inc.	52,859	764
	Eiken Chemical Co. Ltd.	34,056	762
	Ryosan Co. Ltd.	26,378	759
^	Towa Pharmaceutical Co. Ltd.	9,860	758
	Nitta Corp.	20,811	755
	Juroku Bank Ltd.	33,437	755
	Nachi-Fujikoshi Corp.	18,513	754
	Alpine Electronics Inc.	44,413	754
	Shibuya Corp.	22,404	753
	Chiyoda Corp.	150,408	748
	Toshiba TEC Corp.	25,088	748
	Nisshin Oillio Group Ltd.	24,890	747
	Fuji Media Holdings Inc.	45,984	746
	Justsystems Corp.	36,042	739

40

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Tsubaki Nakashima Co. Ltd.	40,102	738
S Foods Inc.	18,236	735
Ohsho Food Service Corp.	10,650	734
^ GungHo Online Entertainment Inc.	403,650	730
Gunze Ltd.	16,422	728
Hyakugo Bank Ltd.	198,038	728
Kohnan Shoji Co. Ltd.	28,877	722
Nanto Bank Ltd.	31,521	721
Round One Corp.	60,701	720
DTS Corp.	20,706	719
Sumitomo Warehouse Co. Ltd.	61,236	718
Sato Holdings Corp.	24,293	718
Bank of Okinawa Ltd.	21,480	716
Noritake Co. Ltd.	14,340	716
Heiwa Real Estate Co. Ltd.	38,635	716
Funai Soken Holdings Inc.	33,756	714
Hogy Medical Co. Ltd.	24,096	712
Nippon Densetsu Kogyo Co. Ltd.	34,938	706
MOS Food Services Inc.	26,586	704
Okamoto Industries Inc.	15,531	700
Noevir Holdings Co. Ltd.	16,427	699
Nikkiso Co. Ltd.	60,120	698
Kameda Seika Co. Ltd.	14,738	698
Fuji Kyuko Co. Ltd.	23,893	697
Raito Kogyo Co. Ltd.	51,588	697
TPR Co. Ltd.	28,572	696
Milbon Co. Ltd.	19,314	693
Japan Petroleum Exploration Co. Ltd.	33,137	693
Kato Sangyo Co. Ltd.	22,399	690
Mitsubishi Pencil Co. Ltd.	39,492	688
Tokyo Broadcasting System Holdings Inc.	36,837	682
Financial Products Group Co. Ltd.	69,718	681
Totetsu Kogyo Co. Ltd.	27,570	680
Ichibanya Co. Ltd.	17,824	680
Pacific Industrial Co. Ltd.	46,492	679
Seiko Holdings Corp.	28,293	679
KOMEDA Holdings Co. Ltd.	34,458	678
Bank of Iwate Ltd.	17,724	675
Nisshin Steel Co. Ltd.	51,588	673
Wacom Co. Ltd.	144,631	673
Aeon Delight Co. Ltd.	20,114	672
Yamagata Bank Ltd.	33,058	671
Jeol Ltd.	40,325	664
Hyakujushi Bank Ltd.	25,979	664
Hokuetsu Corp.	138,756	663
Japan Material Co. Ltd.	56,236	661
Japan Aviation Electronics Industry Ltd.	49,791	659
Taiyo Holdings Co. Ltd.	18,420	658
EPS Holdings Inc.	33,649	657
Tosho Co. Ltd.	16,862	655
Nippon Steel & Sumikin Bussan Corp.	15,035	655
Modec Inc.	21,809	654
Nissha Co. Ltd.	39,928	650
Showa Sangyo Co. Ltd.	25,886	648
Transcosmos Inc.	28,577	648
Musashi Seimitsu Industry Co. Ltd.	44,404	648
Earth Corp.	14,239	648
* Japan Display Inc.	669,239	647
Tokyu Construction Co. Ltd.	71,380	646
Toho Bank Ltd.	181,450	644
Royal Holdings Co. Ltd.	25,979	643
^ ASKUL Corp.	23,205	641
Kura Corp.	11,055	641
^ UACJ Corp.	29,269	638

41

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
JCR Pharmaceuticals Co. Ltd.	14,933	633
Onward Holdings Co. Ltd.	104,959	633
Yodogawa Steel Works Ltd.	29,070	631
Inabata & Co. Ltd.	47,198	631
TKC Corp.	16,532	629
Unipres Corp.	35,120	628
Starts Corp. Inc.	30,160	626
Hitachi Zosen Corp.	164,434	625
Nichiha Corp.	28,268	624
Kintetsu World Express Inc.	39,935	621
Showa Corp.	45,072	620
Nitto Boseki Co. Ltd.	31,269	618
V Technology Co. Ltd.	4,779	617
Seikagaku Corp.	41,322	612
United Super Markets Holdings Inc.	55,835	612
Create SD Holdings Co. Ltd.	24,099	610
TOMONY Holdings Inc.	157,508	610
Nagaileben Co. Ltd.	27,183	609
^ Katitas Co. Ltd.	25,000	606
Kumiai Chemical Industry Co. Ltd.	97,337	606
Ai Holdings Corp.	31,536	602
Meidensha Corp.	42,416	601
Futaba Corp.	38,435	601
Tokyotokeiba Co. Ltd.	16,930	599
Nissin Kogyo Co. Ltd.	41,123	598
Seiren Co. Ltd.	41,982	597
CKD Corp.	51,845	597
Max Co. Ltd.	44,218	595
Koshidaka Holdings Co. Ltd.	51,068	595
Bank of Nagoya Ltd.	18,818	595
Arata Corp.	13,049	593
Ichigo Inc.	181,443	592
Hosiden Corp.	64,434	592
Menicon Co. Ltd.	26,692	590
OBIC Business Consultants Co. Ltd.	7,366	589
kabu.com Securities Co. Ltd.	162,629	587
Nichi-iko Pharmaceutical Co. Ltd.	43,005	586
^ Nippon Carbon Co. Ltd.	10,351	585
AOKI Holdings Inc.	44,323	584
Prima Meat Packers Ltd.	30,865	583
Riso Kagaku Corp.	27,583	582
Chudenko Corp.	27,582	581
^ Hirata Corp.	9,415	581
Piolax Inc.	26,488	577
Noritz Corp.	39,641	576
BML Inc.	20,803	573
San-Ai Oil Co. Ltd.	53,242	573
TSI Holdings Co. Ltd.	83,884	572
Aomori Bank Ltd.	20,910	570
SKY Perfect JSAT Holdings Inc.	127,830	568
Optex Group Co. Ltd.	31,068	566
^ Sanyo Special Steel Co. Ltd.	24,577	565
Nippon Signal Company Ltd.	61,421	562
Japan Wool Textile Co. Ltd.	71,200	562
Internet Initiative Japan Inc.	28,973	561
Computer Engineering & Consulting Ltd.	26,028	560
Yuasa Trading Co. Ltd.	17,026	559
NEC Networks & System Integration Corp.	25,295	551
Yokogawa Bridge Holdings Corp.	33,959	551
LEC Inc.	27,484	550
Shizuoka Gas Co. Ltd.	63,538	550
Oita Bank Ltd.	16,529	547
^ Zojirushi Corp.	49,898	545
Japan Securities Finance Co. Ltd.	97,181	544

42

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Sanken Electric Co. Ltd.	24,497	540
^	Shoei Foods Corp.	14,041	539
	Komori Corp.	49,787	539
	Nissan Shatai Co. Ltd.	66,710	537
	Idec Corp.	29,479	535
	Saibu Gas Co. Ltd.	23,992	534
	Kisoji Co. Ltd.	23,200	534
	Belluna Co. Ltd.	53,677	533
	Qol Holdings Co. Ltd.	25,327	533
	Saizeriya Co. Ltd.	28,081	533
^	Siix Corp.	39,236	533
	Nohmi Bosai Ltd.	25,300	533
	Doutor Nichires Holdings Co. Ltd.	29,871	531
	Star Micronics Co. Ltd.	37,343	530
	Noritsu Koki Co. Ltd.	23,505	528
	Relia Inc.	47,806	528
	Chiyoda Co. Ltd.	27,287	526
	JCU Corp.	24,498	526
	Mitsuboshi Belting Ltd.	21,402	526
	Sekisui Jushi Corp.	28,971	526
	Fujicco Co. Ltd.	22,901	526
	Obara Group Inc.	13,345	525
	Nichicon Corp.	63,014	524
	Macromill Inc.	26,487	524
	Hiday Hidaka Corp.	26,863	524
	Belc Co. Ltd.	10,258	524
	Maruwa Co. Ltd.	9,262	523
	Oiles Corp.	28,471	523
	Kurabo Industries Ltd.	21,605	522
^	Create Restaurants Holdings Inc.	49,088	521
	Bando Chemical Industries Ltd.	45,003	521
	Sakai Moving Service Co. Ltd.	10,059	519
	Tocalo Co. Ltd.	59,356	517
	Shinko Electric Industries Co. Ltd.	74,093	516
	DyDo Group Holdings Inc.	10,159	516
	Daiho Corp.	18,725	515
	Shoei Co. Ltd.	13,200	514
	Konoike Transport Co. Ltd.	33,959	514
	Daikyonishikawa Corp.	53,745	513
	Life Corp.	20,610	510
	Topy Industries Ltd.	18,918	510
	Aida Engineering Ltd.	61,934	510
	Anicom Holdings Inc.	16,034	509
	Jaccs Co. Ltd.	27,084	508
^	Giken Ltd.	15,037	507
	Axial Retailing Inc.	15,434	506
	Digital Arts Inc.	11,056	506
*,^	Sourcenext Corp.	40,900	505
	Daihen Corp.	21,508	504
	Fukushima Industries Corp.	11,048	503
	T-Gaia Corp.	22,204	503
	Sumitomo Seika Chemicals Co. Ltd.	10,059	502
	Ricoh Leasing Co. Ltd.	15,237	500
	Tsugami Corp.	55,762	500
	Bell System24 Holdings Inc.	37,648	497
	Maxell Holdings Ltd.	39,002	497
	Token Corp.	7,666	497
	Hamakyorex Co. Ltd.	15,329	495
^	Broadleaf Co. Ltd.	85,626	494
	Solasto Corp.	46,800	494
	Sanshin Electronics Co. Ltd.	29,183	491
	Yamanashi Chuo Bank Ltd.	34,257	489
	Unizo Holdings Co. Ltd.	25,792	486
	Wakita & Co. Ltd.	44,899	484

43

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Joshin Denki Co. Ltd.	18,914	483
	Toshiba Machine Co. Ltd.	25,494	483
	Geo Holdings Corp.	31,664	482
	YA-MAN Ltd.	29,870	482
	Prestige International Inc.	42,303	482
	Daibiru Corp.	47,487	479
	MCJ Co. Ltd.	60,108	479
^	Istyle Inc.	53,276	478
	Kanto Denka Kogyo Co. Ltd.	52,387	476
	Marusan Securities Co. Ltd.	61,729	475
	Kyokuto Kaihatsu Kogyo Co. Ltd.	33,262	475
	Avex Inc.	35,255	474
	Sanyo Chemical Industries Ltd.	10,352	474
	Teikoku Sen-I Co. Ltd.	21,603	474
	Doshisha Co. Ltd.	22,997	474
	Riken Corp.	9,860	472
	Dip Corp.	21,706	471
	Nippon Ceramic Co. Ltd.	19,210	471
*	Ishihara Sangyo Kaisha Ltd.	39,439	471
^	KYB Corp.	19,627	471
*,^	RENOVA Inc.	43,300	470
	Aichi Steel Corp.	13,247	468
	Nishimatsuya Chain Co. Ltd.	52,580	468
	Link And Motivation Inc.	47,500	467
	Takasago International Corp.	14,633	466
	Toho Zinc Co. Ltd.	14,538	465
	Adastria Co. Ltd.	28,472	464
	Osaka Soda Co. Ltd.	19,719	464
	Mitsui Sugar Co. Ltd.	17,229	463
	Sintokogio Ltd.	53,278	459
	Press Kogyo Co. Ltd.	99,893	457
	Nishio Rent All Co. Ltd.	14,133	455
	Fukui Bank Ltd.	23,996	454
^	Nippon Yakin Kogyo Co. Ltd.	170,534	453
	Monogatari Corp.	5,071	453
	Tokyo Kiraboshi Financial Group Inc.	27,965	452
	Nitto Kogyo Corp.	25,777	449
	Fujimori Kogyo Co. Ltd.	15,330	446
^	Ringer Hut Co. Ltd.	22,198	445
	Sakata INX Corp.	44,906	445
*	Sogo Medical Holdings Co. Ltd.	20,718	445
	Kadokawa Dwango Corp.	44,444	444
	Vector Inc.	25,894	443
	Mizuno Corp.	18,915	443
	Sanki Engineering Co. Ltd.	45,098	442
	Tamura Corp.	86,347	441
^	Chugoku Marine Paints Ltd.	54,936	441
	Furukawa Co. Ltd.	35,647	441
	T Hasegawa Co. Ltd.	24,799	440
	Fuso Chemical Co. Ltd.	21,912	440
	Tsukishima Kikai Co. Ltd.	37,137	438
	Dexerials Corp.	50,980	438
	Iino Kaiun Kaisha Ltd.	99,595	437
	Akita Bank Ltd.	18,824	437
	San ju San Financial Group Inc.	24,673	437
	Elecom Co. Ltd.	18,411	436
	Ichikoh Industries Ltd.	62,744	436
	Kaga Electronics Co. Ltd.	19,418	435
	Koa Corp.	31,369	434
	Miyazaki Bank Ltd.	16,571	432
	Tokai Corp.	21,318	429
	Itochu Enex Co. Ltd.	45,588	429
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	14,519	429
	Bunka Shutter Co. Ltd.	61,048	428

44

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Tachi-S Co. Ltd.	30,271	427
	Retail Partners Co. Ltd.	37,300	427
	Fujimi Inc.	18,610	425
^	Plenus Co. Ltd.	26,490	424
	TV Asahi Holdings Corp.	22,700	424
^	J Trust Co. Ltd.	83,043	424
	Chofu Seisakusho Co. Ltd.	20,911	423
	Matsuya Co. Ltd.	44,819	423
	Gree Inc.	100,639	421
	Toyo Tanso Co. Ltd.	16,135	420
	Tonami Holdings Co. Ltd.	7,569	420
	Kanematsu Electronics Ltd.	13,645	419
	FULLCAST Holdings Co. Ltd.	22,296	419
^	Clarion Co. Ltd.	19,105	419
	Valqua Ltd.	17,131	417
	LIFULL Co. Ltd.	61,339	415
	Nippon Thompson Co. Ltd.	71,494	413
^	Strike Co. Ltd.	14,230	413
	Mitsubishi Logisnext Co. Ltd.	34,461	410
	Miroku Jyoho Service Co. Ltd.	21,712	409
	Shinko Plantech Co. Ltd.	43,923	409
	Marudai Food Co. Ltd.	25,097	409
	Nissin Electric Co. Ltd.	49,890	408
	Toppan Forms Co. Ltd.	44,616	406
	Yellow Hat Ltd.	16,433	404
	Tsurumi Manufacturing Co. Ltd.	22,604	403
	Sanyo Denki Co. Ltd.	9,859	403
	Nippon Chemi-Con Corp.	17,796	403
	Hokuto Corp.	23,505	401
	YAMABIKO Corp.	37,247	400
	Bank of the Ryukyus Ltd.	35,042	399
	Shikoku Bank Ltd.	35,436	398
	LIXIL VIVA Corp.	24,500	397
	Tanseisha Co. Ltd.	38,849	396
^	Toridoll Holdings Corp.	23,300	395
	Arcland Sakamoto Co. Ltd.	29,980	393
	Tayca Corp.	18,588	391
	St. Marc Holdings Co. Ltd.	16,434	390
	Mitsubishi Shokuhin Co. Ltd.	15,135	390
*,^	euglena Co. Ltd.	68,008	388
	Pacific Metals Co. Ltd.	13,833	388
	Japan Pulp & Paper Co. Ltd.	10,549	388
	Pack Corp.	13,546	388
^	Pepper Food Service Co. Ltd.	13,800	388
	Maeda Kosen Co. Ltd.	20,000	387
	TOC Co. Ltd.	56,692	386
	ESPEC Corp.	21,712	386
^	NichiiGakkan Co. Ltd.	41,320	385
*,^	Remixpoint Inc.	57,367	385
*	Mitsui-Soko Holdings Co. Ltd.	24,900	384
	Daito Pharmaceutical Co. Ltd.	12,750	383
	Sinfonia Technology Co. Ltd.	29,079	380
	Information Services International-Dentsu Ltd.	11,046	380
	JVC Kenwood Corp.	153,475	379
	Eighteenth Bank Ltd.	13,931	379
	VT Holdings Co. Ltd.	90,694	378
	Shindengen Electric Manufacturing Co. Ltd.	8,664	377
	Shikoku Chemicals Corp.	36,844	376
	Tsukui Corp.	43,784	376
	Juki Corp.	33,563	376
	Taihei Dengyo Kaisha Ltd.	15,930	375
^	Megachips Corp.	19,517	375
^	Vital KSK Holdings Inc.	35,942	374
	Riken Keiki Co. Ltd.	18,920	373

45

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Rheon Automatic Machinery Co. Ltd.	21,786	372
	Kyoei Steel Ltd.	20,502	371
	Asahi Diamond Industrial Co. Ltd.	58,660	371
	Yondoshi Holdings Inc.	17,418	370
	Konishi Co. Ltd.	26,280	368
	Hibiya Engineering Ltd.	22,095	365
	Takamatsu Construction Group Co. Ltd.	14,229	364
	Ehime Bank Ltd.	35,241	363
	Sakai Chemical Industry Co. Ltd.	15,728	362
	Aichi Bank Ltd.	9,459	361
	Fuji Co. Ltd.	19,216	361
	UKC Holdings Corp.	18,327	357
	Key Coffee Inc.	20,022	356
	Hosokawa Micron Corp.	7,271	353
	OPT Holding Inc.	15,800	353
	Anest Iwata Corp.	36,950	352
	Dai-Dan Co. Ltd.	14,869	350
	Nippon Koei Co. Ltd.	15,535	350
	Chubu Shiryo Co. Ltd.	28,679	349
	Meisei Industrial Co. Ltd.	45,984	348
	Sanyo Electric Railway Co. Ltd.	15,723	347
	Maruwa Unyu Kikan Co. Ltd.	10,847	347
	Okabe Co. Ltd.	38,911	346
	Sankyo Tateyama Inc.	30,677	345
	Xebio Holdings Co. Ltd.	24,898	345
	CMK Corp.	53,781	345
	Toa Corp.	20,118	337
	Inageya Co. Ltd.	26,665	336
	Foster Electric Co. Ltd.	22,998	336
	Enplas Corp.	12,251	333
	Pressance Corp.	29,063	331
	Trancom Co. Ltd.	5,772	331
	COLOPL Inc.	53,582	330
	PIA Corp.	6,871	328
*,^	M&A Capital Partners Co. Ltd.	6,672	328
^	Aruhi Corp.	19,200	328
	Starzen Co. Ltd.	8,066	327
	Iseki & Co. Ltd.	19,031	327
	Mie Kotsu Group Holdings Inc.	70,336	327
	Maruzen Showa Unyu Co. Ltd.	12,339	326
	Eagle Industry Co. Ltd.	27,976	326
	Mitsuuroko Group Holdings Co. Ltd.	49,800	325
^	Kitanotatsujin Corp.	62,800	323
*	Open Door Inc.	13,600	323
	Union Tool Co.	9,356	322
	Futaba Industrial Co. Ltd.	58,929	322
*	Unitika Ltd.	63,043	322
	Daido Metal Co. Ltd.	41,934	321
	Nihon Tokushu Toryo Co. Ltd.	16,700	320
	Yokohama Reito Co. Ltd.	39,527	314
*,^	Nextage Co. Ltd.	34,100	313
	Mitsuba Corp.	39,539	311
	Shin-Etsu Polymer Co. Ltd.	42,332	310
	Canon Electronics Inc.	16,916	309
	Sinko Industries Ltd.	21,609	309
	Yakuodo Co. Ltd.	9,952	308
	Toho Titanium Co. Ltd.	30,250	308
	Towa Bank Ltd.	37,747	307
	Intage Holdings Inc.	35,650	307
	Osaki Electric Co. Ltd.	47,810	306
	Nippon Denko Co. Ltd.	128,576	305
	Yorozu Corp.	21,613	305
	Fujibo Holdings Inc.	10,449	304
	Tokushu Tokai Paper Co. Ltd.	7,860	303

46

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Tachibana Eletech Co. Ltd.	19,900	302
^	Nissei ASB Machine Co. Ltd.	8,963	300
	Denki Kogyo Co. Ltd.	11,746	300
	Sodick Co. Ltd.	39,714	299
	Kenko Mayonnaise Co. Ltd.	13,938	298
^	Genky DrugStores Co. Ltd.	9,200	298
	PAL GROUP Holdings Co. Ltd.	10,151	297
	Sun Frontier Fudousan Co. Ltd.	29,004	296
	Tekken Corp.	11,842	296
	Shinnihon Corp.	31,182	295
	Tochigi Bank Ltd.	101,542	295
	Achilles Corp.	14,830	295
	J-Oil Mills Inc.	8,558	295
	Tokyo Individualized Educational Institute Inc.	22,804	295
*	Sanden Holdings Corp.	26,991	295
	Hioki EE Corp.	8,259	292
	Nittetsu Mining Co. Ltd.	6,872	292
	Nagatanien Holdings Co. Ltd.	11,948	292
*,^	RS Technologies Co. Ltd.	7,200	292
	Ines Corp.	24,988	292
	Kato Works Co. Ltd.	10,150	291
^	Mitsui High-Tec Inc.	27,088	291
*	Vision Inc.	8,471	290
^	KLab Inc.	32,964	290
	Neturen Co. Ltd.	32,940	290
	Yurtec Corp.	38,451	290
	Daiichi Jitsugyo Co. Ltd.	8,757	290
	Nippon Road Co. Ltd.	5,174	286
	Ichiyoshi Securities Co. Ltd.	33,938	286
	Sumitomo Riko Co. Ltd.	34,333	284
	ASAHI YUKIZAI Corp.	14,344	283
*,^	Pioneer Corp.	315,541	283
^	Sumida Corp.	22,655	281
	Tosei Corp.	30,673	280
	Advan Co. Ltd.	27,787	280
	KFC Holdings Japan Ltd.	15,934	280
	Oyo Corp.	24,402	278
	Trust Tech Inc.	9,087	277
	Riken Vitamin Co. Ltd.	8,964	276
	CONEXIO Corp.	19,124	276
^	W-Scope Corp.	27,783	275
	Nippon Kanzai Co. Ltd.	15,025	274
	G-Tekt Corp.	19,404	274
	Toyo Construction Co. Ltd.	66,670	273
^	Kobe Bussan Co. Ltd.	10,750	273
	Sumitomo Densetsu Co. Ltd.	17,235	273
^	Yamashin-Filter Corp.	38,399	273
*,^	Medical Data Vision Co. Ltd.	17,326	273
	Ryoyo Electro Corp.	19,006	273
	OSAKA Titanium Technologies Co. Ltd.	17,314	272
	Namura Shipbuilding Co. Ltd.	60,954	271
	METAWATER Co. Ltd.	10,548	270
	Dai Nippon Toryo Co. Ltd.	26,686	269
	Roland DG Corp.	12,646	269
	Itochu-Shokuhin Co. Ltd.	5,776	269
	Cawachi Ltd.	14,446	268
	Daiwa Industries Ltd.	25,477	268
	Feed One Co. Ltd.	156,542	266
*	Kintetsu Department Store Co. Ltd.	8,458	266
	Kanagawa Chuo Kotsu Co. Ltd.	7,970	265
	FIDEA Holdings Co. Ltd.	196,802	264
	Furuno Electric Co. Ltd.	22,289	264
	Komtasu Matere Co. Ltd.	31,943	264
	Sagami Holdings Corp.	21,911	262

47

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Nichiban Co. Ltd.	13,500	262
Tamron Co. Ltd.	14,627	261
^ Rock Field Co. Ltd.	17,912	259
ASKA Pharmaceutical Co. Ltd.	19,704	259
Jamco Corp.	9,155	259
Arcland Service Holdings Co. Ltd.	12,536	257
Torii Pharmaceutical Co. Ltd.	11,642	257
Shinko Shoji Co. Ltd.	18,415	256
Alconix Corp.	22,420	256
Alpen Co. Ltd.	15,228	256
Kyosan Electric Manufacturing Co. Ltd.	54,783	255
Bank of Saga Ltd.	13,244	255
Arakawa Chemical Industries Ltd.	18,122	255
^ Kappa Create Co. Ltd.	21,493	253
Melco Holdings Inc.	7,559	252
Gakken Holdings Co. Ltd.	4,978	252
Takara Leben Co. Ltd.	87,412	252
Keihanshin Building Co. Ltd.	34,031	251
Krosaki Harima Corp.	3,781	250
Okuwa Co. Ltd.	24,877	249
Kamei Corp.	21,596	249
Pasona Group Inc.	20,420	248
Shinwa Co. Ltd.	12,549	247
GLOBERIDE Inc.	10,200	245
OSJB Holdings Corp.	96,929	245
Nihon Nohyaku Co. Ltd.	44,081	244
Matsuyafoods Holdings Co. Ltd.	7,563	244
F@N Communications Inc.	44,003	244
Nihon Trim Co. Ltd.	4,379	243
Aeon Fantasy Co. Ltd.	7,770	243
Kyokuto Securities Co. Ltd.	20,100	243
Sinanen Holdings Co. Ltd.	10,160	242
^ Hoosiers Holdings	43,400	241
Katakura Industries Co. Ltd.	22,201	240
Michinoku Bank Ltd.	15,126	240
^ SAMTY Co. Ltd.	18,300	240
Stella Chemifa Corp.	7,859	239
Amuse Inc.	9,354	238
Kyokuyo Co. Ltd.	8,657	238
^ eRex Co. Ltd.	28,561	237
Teikoku Electric Manufacturing Co. Ltd.	16,518	237
Goldcrest Co. Ltd.	15,126	237
Daiken Corp.	12,935	237
WDB Holdings Co. Ltd.	8,476	237
Rokko Butter Co. Ltd.	10,944	236
Hisaka Works Ltd.	24,702	236
JAC Recruitment Co. Ltd.	13,034	236
* Space Value Holdings Co. Ltd.	26,366	235
KAWADA TECHNOLOGIES Inc.	4,080	235
Tenma Corp.	13,434	233
Chiyoda Integre Co. Ltd.	11,446	230
^ Fixstars Corp.	21,100	229
Future Corp.	16,816	229
Nichiden Corp.	13,940	226
Aisan Industry Co. Ltd.	30,051	225
* World Holdings Co. Ltd.	9,300	225
Chukyo Bank Ltd.	11,145	224
Nissin Sugar Co. Ltd.	11,300	224
Daikokutenbussan Co. Ltd.	5,977	224
JSP Corp.	11,248	222
Toa Corp.	20,697	222
Central Sports Co. Ltd.	6,346	222
Asunaro Aoki Construction Co. Ltd.	24,800	221
France Bed Holdings Co. Ltd.	26,098	220

48

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Cosel Co. Ltd.	21,397	220
^	Akatsuki Inc.	5,600	220
	ValueCommerce Co. Ltd.	15,500	219
	Kanaden Corp.	21,016	219
	Keiyo Co. Ltd.	44,214	219
^	Marvelous Inc.	27,269	218
	Japan Transcity Corp.	55,776	218
	Alpha Systems Inc.	9,167	218
	Nissin Corp.	11,349	218
	Denyo Co. Ltd.	14,429	218
*,^	Toyo Engineering Corp.	26,894	217
	Gurunavi Inc.	28,384	217
	Itoki Corp.	41,614	216
	Fuji Pharma Co. Ltd.	13,730	216
	Kasai Kogyo Co. Ltd.	23,383	216
	Fujiya Co. Ltd.	9,951	215
	Jimoto Holdings Inc.	164,489	215
	Happinet Corp.	14,134	215
	Toyo Kanetsu KK	9,560	214
	Nitto Kohki Co. Ltd.	10,250	214
	Kitagawa Corp.	9,064	213
	Ministop Co. Ltd.	11,444	211
	BRONCO BILLY Co. Ltd.	8,059	208
	Fuso Pharmaceutical Industries Ltd.	8,667	206
	Onoken Co. Ltd.	14,130	206
	Tomoku Co. Ltd.	11,956	206
	NS United Kaiun Kaisha Ltd.	8,355	204
^	Ohara Inc.	9,600	202
	Kansai Super Market Ltd.	21,812	202
	GCA Corp.	25,096	201
	Studio Alice Co. Ltd.	8,756	200
^	ST Corp.	11,249	199
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	199
	Uchida Yoko Co. Ltd.	8,159	199
	IDOM Inc.	59,053	199
	Hochiki Corp.	16,200	199
	Kita-Nippon Bank Ltd.	8,864	197
	Mitsui Matsushima Holdings Co. Ltd.	12,541	197
	Fukuda Corp.	4,776	197
^	Micronics Japan Co. Ltd.	30,647	196
	Osaka Steel Co. Ltd.	11,048	196
	Nippon Parking Development Co. Ltd.	139,410	195
^	Yonex Co. Ltd.	33,828	195
	Riken Technos Corp.	43,193	195
	Yahagi Construction Co. Ltd.	26,986	194
	Toho Co. Ltd.	9,759	193
	Icom Inc.	9,055	193
	Central Security Patrols Co. Ltd.	4,102	193
*	Optorun Co. Ltd.	9,600	192
	Nihon Chouzai Co. Ltd.	6,169	191
	Mitsubishi Steel Manufacturing Co. Ltd.	10,847	190
	Fujita Kanko Inc.	6,965	190
	Toenec Corp.	6,568	190
	Sekisui Plastics Co. Ltd.	24,382	190
	Maezawa Kyuso Industries Co. Ltd.	11,758	190
^	Towa Corp.	25,938	190
	Koatsu Gas Kogyo Co. Ltd.	25,873	188
	Hokkan Holdings Ltd.	11,355	188
	K&O Energy Group Inc.	13,336	185
	Sankyo Seiko Co. Ltd.	45,635	183
	Taisei Lamick Co. Ltd.	6,474	183
	Matsuda Sangyo Co. Ltd.	14,643	182
	Mimasu Semiconductor Industry Co. Ltd.	13,834	182
^	WATAMI Co. Ltd.	15,818	181

49

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
^ Rorze Corp.	10,556	181
Mitsubishi Research Institute Inc.	5,771	180
Kyodo Printing Co. Ltd.	7,165	180
Misawa Homes Co. Ltd.	23,905	180
* U-Shin Ltd.	26,587	179
Pronexus Inc.	18,431	179
Fudo Tetra Corp.	11,772	179
Toyo Corp.	22,595	179
Chiba Kogyo Bank Ltd.	45,077	178
Kourakuen Holdings Corp.	10,857	178
Sanyo Shokai Ltd.	10,548	178
Yushin Precision Equipment Co. Ltd.	19,504	177
Mars Group Holdings Corp.	8,558	176
Zuken Inc.	11,835	176
Fujikura Kasei Co. Ltd.	31,390	176
Godo Steel Ltd.	9,158	176
Daisyo Corp.	11,758	175
Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	175
* Nisso Corp.	8,200	174
CI Takiron Corp.	33,820	174
SRA Holdings	6,168	174
Chuo Spring Co. Ltd.	5,582	173
Cybozu Inc.	27,188	173
Mito Securities Co. Ltd.	59,809	173
Organo Corp.	6,169	171
Wowow Inc.	5,849	170
Kurimoto Ltd.	11,345	170
Torishima Pump Manufacturing Co. Ltd.	20,201	166
Ryoden Corp.	11,940	166
Ateam Inc.	8,657	165
Sanei Architecture Planning Co. Ltd.	11,300	165
Tokyo Energy & Systems Inc.	18,910	164
Kitano Construction Corp.	4,881	164
Chori Co. Ltd.	9,952	164
^ Hito Communications Inc.	9,253	164
Chugai Ro Co. Ltd.	7,671	163
Chuetsu Pulp & Paper Co. Ltd.	12,059	161
Gun-Ei Chemical Industry Co. Ltd.	5,977	160
Tsukuba Bank Ltd.	71,044	159
Fuji Oil Co. Ltd.	41,394	158
Shibusawa Warehouse Co. Ltd.	11,156	158
Seika Corp.	9,954	157
Elematec Corp.	7,364	157
^ Meiko Network Japan Co. Ltd.	17,815	156
Tokyo Rakutenchi Co. Ltd.	3,589	156
Weathernews Inc.	5,274	155
* Nippon Sharyo Ltd.	5,869	154
Showa Aircraft Industry Co. Ltd.	13,050	152
Parco Co. Ltd.	14,329	152
Sac's Bar Holdings Inc.	17,116	152
CMIC Holdings Co. Ltd.	8,158	151
Hokkaido Gas Co. Ltd.	11,750	150
Wellnet Corp.	15,421	150
Shimizu Bank Ltd.	8,863	150
Maezawa Kasei Industries Co. Ltd.	15,043	150
Asahi Co. Ltd.	12,343	148
PC Depot Corp.	29,370	147
T RAD Co. Ltd.	6,171	147
CHIMNEY Co. Ltd.	5,968	147
Okura Industrial Co. Ltd.	7,964	146
Airport Facilities Co. Ltd.	27,315	146
Halows Co. Ltd.	6,661	145
Aiphone Co. Ltd.	11,145	145
^ COOKPAD Inc.	39,391	144

50

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Aichi Corp.	24,182	143
	CTS Co. Ltd.	26,491	143
	Paris Miki Holdings Inc.	33,096	142
*,^	Akebono Brake Industry Co. Ltd.	70,151	141
	Toli Corp.	53,895	141
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	140
	Japan Cash Machine Co. Ltd.	14,225	140
	Takaoka Toko Co. Ltd.	9,752	140
	Mitsubishi Paper Mills Ltd.	26,469	137
^	Tateru Inc.	32,365	136
	Yomiuri Land Co. Ltd.	3,582	136
	AOI Electronics Co. Ltd.	4,179	136
	JP-Holdings Inc.	51,145	135
	Tv Tokyo Holdings Corp.	5,874	135
	Linical Co. Ltd.	9,651	134
	Rhythm Watch Co. Ltd.	7,462	132
	Hakuto Co. Ltd.	11,645	132
	Hodogaya Chemical Co. Ltd.	5,373	131
	SWCC Showa Holdings Co. Ltd.	20,899	130
	Takihyo Co. Ltd.	7,376	128
	MTI Ltd.	26,378	127
	Toyo Securities Co. Ltd.	63,682	126
	Nippon Coke & Engineering Co. Ltd.	136,722	126
	Atsugi Co. Ltd.	13,834	126
	Yushiro Chemical Industry Co. Ltd.	9,952	125
	Toa Oil Co. Ltd.	5,274	122
	Cleanup Corp.	19,730	120
	Taiho Kogyo Co. Ltd.	13,235	119
	SMK Corp.	5,774	119
^	Tokyo Rope Manufacturing Co. Ltd.	11,544	118
	Sanoh Industrial Co. Ltd.	20,698	118
	Nihon Yamamura Glass Co. Ltd.	7,862	117
	Honeys Holdings Co. Ltd.	14,230	113
	Tosho Printing Co. Ltd.	13,922	112
	Artnature Inc.	19,006	112
*	KNT-CT Holdings Co. Ltd.	10,149	112
	NEC Capital Solutions Ltd.	6,866	108
	Fujitsu Frontech Ltd.	9,551	106
*,^	Tokyo Base Co. Ltd.	18,700	105
	Srg Takamiya Co. Ltd.	17,916	105
	Fukui Computer Holdings Inc.	6,469	103
	CAC Holdings Corp.	11,347	101
	Tokyo Electron Device Ltd.	5,672	101
	Tsutsumi Jewelry Co. Ltd.	4,967	98
	Corona Corp. Class A	9,840	97
	Gecoss Corp.	9,850	94
	Zuiko Corp.	3,482	93
	Inaba Seisakusho Co. Ltd.	7,463	91
	Daikoku Denki Co. Ltd.	6,368	91
*,^	FDK Corp.	8,765	88
	Dai-ichi Seiko Co. Ltd.	6,966	88
	Fields Corp.	11,741	88
	Sumitomo Precision Products Co. Ltd.	2,687	87
	Right On Co. Ltd.	10,250	85
*	Aplus Financial Co. Ltd.	90,572	84
	Toda Kogyo Corp.	3,482	82
	Nippon Chemiphar Co. Ltd.	2,189	81
^	Toyo Denki Seizo KK	5,569	79
*	Senshukai Co. Ltd.	30,450	78
*	Shin Nippon Biomedical Laboratories Ltd.	17,210	77
*	Kojima Co. Ltd.	16,893	74
	Shimojima Co. Ltd.	7,851	70
*,^	Funai Electric Co. Ltd.	13,832	67
*	Laox Co. Ltd.	20,983	67

51

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Kinki Sharyo Co. Ltd.	3,184	64
	Nakayama Steel Works Ltd.	9,829	52
*	SAMTY Co. Ltd. Rights	18,300	18
	Mitsubishi Kakoki Kaisha Ltd.	608	9
	Mitani Sekisan Co. Ltd.	150	3
	Kobelco Eco-Solutions Co. Ltd.	200	3
			4,072,398
New Zealand (0.8%)
	Fisher & Paykel Healthcare Corp. Ltd.	580,938	5,168
*	a2 Milk Co. Ltd.	742,674	5,096
	Spark New Zealand Ltd.	1,886,033	4,871
	Auckland International Airport Ltd.	955,583	4,370
*	Fletcher Building Ltd.	871,854	3,453
	Ryman Healthcare Ltd.	417,048	3,305
	Contact Energy Ltd.	736,064	2,691
	Meridian Energy Ltd.	1,261,745	2,588
	SKYCITY Entertainment Group Ltd.	701,392	1,757
	Mainfreight Ltd.	83,208	1,545
	Mercury NZ Ltd.	670,396	1,490
	Z Energy Ltd.	370,805	1,479
	Chorus Ltd.	446,740	1,386
	Kiwi Property Group Ltd.	1,574,804	1,352
	Trade Me Group Ltd.	412,445	1,308
	EBOS Group Ltd.	90,093	1,228
	Goodman Property Trust	1,115,611	1,093
^	Summerset Group Holdings Ltd.	234,949	1,024
	Air New Zealand Ltd.	514,663	941
	Infratil Ltd.	411,875	921
	Precinct Properties New Zealand Ltd.	899,838	829
	Genesis Energy Ltd.	511,486	781
	Metlifecare Ltd.	178,294	679
	Freightways Ltd.	132,991	641
	Argosy Property Ltd.	888,396	621
	SKY Network Television Ltd.	419,043	614
*	Restaurant Brands New Zealand Ltd.	105,234	590
*	Synlait Milk Ltd.	99,097	564
	Vector Ltd.	250,255	556
	Vital Healthcare Property Trust	346,570	469
§	Heartland Group Holdings Ltd.	429,764	432
	Tourism Holdings Ltd.	128,432	420
	Kathmandu Holdings Ltd.	199,100	349
	New Zealand Refining Co. Ltd.	199,365	307
*	TOWER Ltd.	367,838	178
			55,096
Singapore (3.0%)
	DBS Group Holdings Ltd.	1,849,613	31,383
	Oversea-Chinese Banking Corp. Ltd.	3,353,597	26,052
	United Overseas Bank Ltd.	1,312,990	23,214
	Singapore Telecommunications Ltd.	7,626,515	17,421
	Keppel Corp. Ltd.	1,467,160	6,574
	CapitaLand Ltd.	2,603,505	5,914
	Ascendas REIT	2,528,066	4,603
	Wilmar International Ltd.	2,003,922	4,578
	Singapore Exchange Ltd.	844,218	4,176
	Singapore Technologies Engineering Ltd.	1,561,930	4,008
	Genting Singapore Ltd.	5,959,394	3,792
	Singapore Airlines Ltd.	527,073	3,613
	CapitaLand Mall Trust	2,366,433	3,604
	ComfortDelGro Corp. Ltd.	2,139,804	3,484
	Singapore Press Holdings Ltd.	1,647,257	3,157
	CapitaLand Commercial Trust	2,399,647	2,999
	Venture Corp. Ltd.	264,116	2,924
	City Developments Ltd.	477,217	2,727
	Suntec REIT	1,943,766	2,488

52

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	SATS Ltd.	656,741	2,364
	UOL Group Ltd.	507,597	2,211
	Mapletree Commercial Trust	1,891,992	2,200
	Jardine Cycle & Carriage Ltd.	100,327	2,197
	Sembcorp Industries Ltd.	949,768	1,939
	Mapletree Industrial Trust	1,339,427	1,788
	Mapletree Logistics Trust	2,018,470	1,764
	Mapletree North Asia Commercial Trust	2,120,700	1,732
	NetLink NBN Trust	2,956,800	1,666
	Keppel REIT	1,964,982	1,604
	Hutchison Port Holdings Trust	5,045,899	1,241
	Golden Agri-Resources Ltd.	6,439,750	1,187
	Singapore Post Ltd.	1,545,529	1,164
	Frasers Logistics & Industrial Trust	1,541,594	1,135
^	Sembcorp Marine Ltd.	842,166	970
	Manulife US REIT	1,244,376	885
	Ascott Residence Trust	1,134,570	862
	United Engineers Ltd.	449,533	854
	Frasers Centrepoint Trust	538,345	840
	Keppel DC REIT	873,144	840
	ESR-REIT	2,299,006	806
	CDL Hospitality Trusts	746,453	782
	Bukit Sembawang Estates Ltd.	200,600	775
	StarHub Ltd.	538,170	731
	Parkway Life REIT	388,554	730
	Starhill Global REIT	1,494,801	723
	Frasers Commercial Trust	699,969	693
	Raffles Medical Group Ltd.	838,537	637
	Ascendas India Trust	806,700	628
	Keppel Infrastructure Trust	1,885,089	627
	First Resources Ltd.	545,389	622
	CapitaLand Retail China Trust	577,727	572
	OUE Hospitality Trust	1,156,691	568
	Cache Logistics Trust	1,144,326	566
	Ascendas Hospitality Trust	982,321	560
	Wing Tai Holdings Ltd.	397,852	555
	M1 Ltd.	353,189	538
	First REIT	599,489	520
	AIMS AMP Capital Industrial REIT	537,100	520
	SIA Engineering Co. Ltd.	253,609	518
	SPH REIT	642,320	457
	Frasers Property Ltd.	392,100	447
	Far East Hospitality Trust	1,037,989	446
	Frasers Hospitality Trust	847,000	431
^	GuocoLand Ltd.	345,300	417
	Soilbuild Business Space REIT	919,195	378
	Asian Pay Television Trust	1,622,074	369
	Lippo Malls Indonesia Retail Trust	2,071,614	359
	OUE Ltd.	323,245	327
	Accordia Golf Trust	912,438	326
	Sheng Siong Group Ltd.	415,299	324
	Sabana Shari'ah Compliant Industrial REIT	1,013,059	292
	RHT Health Trust	537,139	287
	Silverlake Axis Ltd.	759,136	236
	Yoma Strategic Holdings Ltd.	1,262,547	233
^	Boustead Singapore Ltd.	340,822	192
	Bumitama Agri Ltd.	289,847	135
*,§	Hyflux Ltd.	516,932	78
*	Noble Group Ltd.	1,004,977	59
*,§,^	China Fishery Group Ltd.	754,600	41
*,§,^	Ezra Holdings Ltd.	1,786,900	14
*	Ezion Holdings Ltd. Warrants Exp. 4/15/2020	276,736	—
*,^	Ezion Holdings Ltd. Warrants Exp. 4/16/2023	1,048,679	—
			204,673

53

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
South Korea (11.3%)
	Samsung Electronics Co. Ltd.	4,834,342	180,977
	SK Hynix Inc.	547,904	32,998
	Samsung Electronics Co. Ltd. Preference Shares	847,193	26,730
	Shinhan Financial Group Co. Ltd.	467,555	17,414
	KB Financial Group Inc.	404,395	16,841
	POSCO	69,844	15,987
*,^	Celltrion Inc.	79,944	15,295
	LG Chem Ltd.	46,773	14,293
	NAVER Corp.	137,583	13,855
	Hyundai Motor Co.	140,510	13,161
	SK Innovation Co. Ltd.	61,965	11,629
	Hyundai Mobis Co. Ltd.	66,913	11,177
	Samsung SDI Co. Ltd.	53,736	11,175
	Hana Financial Group Inc.	303,949	10,239
	KT&G Corp.	112,897	10,067
	LG Household & Health Care Ltd.	8,995	8,272
	Samsung Fire & Marine Insurance Co. Ltd.	33,624	8,227
	Samsung C&T Corp.	85,870	8,218
	SK Holdings Co. Ltd.	34,020	7,833
	Woori Bank	527,151	7,304
	NCSoft Corp.	17,726	6,700
	Kia Motors Corp.	263,763	6,593
	Korea Electric Power Corp.	263,175	6,286
	LG Electronics Inc.	110,733	6,191
^	Samsung Electro-Mechanics Co. Ltd.	57,029	5,953
	Samsung SDS Co. Ltd.	32,787	5,577
	SK Telecom Co. Ltd.	23,370	5,491
	LG Corp.	92,688	5,400
	Samsung Life Insurance Co. Ltd.	65,540	5,303
*	Hyundai Heavy Industries Co. Ltd.	43,143	4,746
*,2	Samsung Biologics Co. Ltd.	13,730	4,699
	S-Oil Corp.	41,730	4,554
	Amorepacific Corp.	32,409	4,379
	Kakao Corp.	53,061	4,289
	E-MART Inc.	20,795	3,741
	Coway Co. Ltd.	57,687	3,560
	Industrial Bank of Korea	268,885	3,511
	Lotte Chemical Corp.	14,929	3,449
	Korea Zinc Co. Ltd.	10,155	3,387
*	Hyundai Heavy Industries Holdings Co. Ltd.	10,744	3,376
	LG Display Co. Ltd.	228,693	3,337
*,^	SillaJen Inc.	54,652	3,324
	DB Insurance Co. Ltd.	48,140	3,035
	Hyundai Engineering & Construction Co. Ltd.	74,508	3,011
*,^	Celltrion Healthcare Co. Ltd.	52,719	2,956
	Hyundai Steel Co.	76,933	2,823
	LG Uplus Corp.	197,784	2,811
	Hankook Tire Co. Ltd.	77,217	2,808
*	Samsung Heavy Industries Co. Ltd.	448,857	2,754
*,^	HLB Inc.	35,680	2,741
	Kangwon Land Inc.	108,136	2,738
*	Samsung Engineering Co. Ltd.	163,565	2,640
^	Lotte Corp.	60,984	2,552
	Hanmi Pharm Co. Ltd.	6,955	2,387
*	ViroMed Co. Ltd.	14,027	2,311
	Hyundai Marine & Fire Insurance Co. Ltd.	62,208	2,289
	Hyundai Motor Co. 2nd Preference Shares	36,562	2,276
	CJ CheilJedang Corp.	7,945	2,266
	GS Holdings Corp.	52,142	2,225
	Mirae Asset Daewoo Co. Ltd.	387,911	2,201
^	GS Engineering & Construction Corp.	59,697	2,201
	CJ ENM Co. Ltd.	10,833	2,155
	Korea Investment Holdings Co. Ltd.	38,991	2,039

54

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	BNK Financial Group Inc.	302,746	2,022
	Fila Korea Ltd.	53,482	1,981
	Lotte Shopping Co. Ltd.	11,559	1,973
	Hotel Shilla Co. Ltd.	31,212	1,967
	Hyundai Glovis Co. Ltd.	18,864	1,894
	Daelim Industrial Co. Ltd.	27,451	1,838
	Orion Corp.	21,905	1,834
^,2	Netmarble Corp.	18,096	1,787
	S-1 Corp.	20,007	1,694
	Medy-Tox Inc.	4,053	1,660
*	Korea Aerospace Industries Ltd.	64,711	1,648
	AMOREPACIFIC Group	30,005	1,645
	Hanon Systems	169,709	1,637
	Shinsegae Inc.	7,033	1,606
	LG Innotek Co. Ltd.	14,371	1,577
	Samsung Securities Co. Ltd.	63,226	1,494
	Kumho Petrochemical Co. Ltd.	18,483	1,404
	LG Chem Ltd. Preference Shares	7,933	1,394
	LG Household & Health Care Ltd. Preference Shares	2,157	1,387
	Cheil Worldwide Inc.	69,183	1,381
	NH Investment & Securities Co. Ltd.	127,497	1,369
	OCI Co. Ltd.	18,113	1,361
	DGB Financial Group Inc.	162,749	1,346
	Hyundai Motor Co. Preference Shares	22,039	1,291
	Yuhan Corp.	8,746	1,290
*	Korea Gas Corp.	27,896	1,280
	KCC Corp.	5,846	1,271
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	47,721	1,236
	Korean Air Lines Co. Ltd.	50,724	1,228
	CJ Corp.	12,744	1,225
*	HDC Hyundai Development Co-Engineering & Construction	31,472	1,220
^	POSCO Chemtech Co. Ltd.	20,839	1,199
	Com2uSCorp	10,384	1,175
	Hanwha Chemical Corp.	82,000	1,168
*	Pearl Abyss Corp.	6,391	1,158
	Hyundai Department Store Co. Ltd.	15,118	1,156
	Hyundai Elevator Co. Ltd.	16,126	1,136
	Hanwha Corp.	44,079	1,092
	Hanwha Life Insurance Co. Ltd.	275,332	1,086
*,^	CJ Logistics Corp.	7,511	1,048
	Meritz Securities Co. Ltd.	294,647	1,032
	Koh Young Technology Inc.	12,248	971
	Samsung Card Co. Ltd.	32,565	962
*,^	Doosan Infracore Co. Ltd.	139,519	949
*,^	Hyundai Rotem Co. Ltd.	48,428	938
	BGF retail Co. Ltd.	6,237	923
	Youngone Corp.	29,146	917
*,^	Hyundai Merchant Marine Co. Ltd.	269,252	897
*,^	Hanwha Aerospace Co. Ltd.	35,668	894
	Meritz Fire & Marine Insurance Co. Ltd.	55,742	892
2	Orange Life Insurance Ltd.	32,968	889
	GS Retail Co. Ltd.	27,550	870
^	Mando Corp.	32,147	865
*	Genexine Co. Ltd.	12,925	849
	Amorepacific Corp. Preference Shares	10,613	843
*	Hyundai Mipo Dockyard Co. Ltd.	10,157	842
	JB Financial Group Co. Ltd.	171,977	831
*,^	Celltrion Pharm Inc.	17,459	821
	Doosan Bobcat Inc.	26,221	813
	LS Corp.	18,222	811
	Posco Daewoo Corp.	50,815	799
	KIWOOM Securities Co. Ltd.	11,896	795
	Korean Reinsurance Co.	93,230	794
	Kolon Industries Inc.	17,880	791

55

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Pan Ocean Co. Ltd.	187,755	790
	SK Materials Co. Ltd.	4,749	778
*	Hanall Biopharma Co. Ltd.	36,831	771
	Hanmi Science Co. Ltd	13,135	771
^	Paradise Co. Ltd.	45,413	718
	Taekwang Industrial Co. Ltd.	552	716
	Ottogi Corp.	1,234	715
	Kolmar Korea Co. Ltd.	14,957	714
	Douzone Bizon Co. Ltd.	18,135	693
	SFA Engineering Corp.	20,230	693
*	Daewoo Engineering & Construction Co. Ltd.	171,424	684
*,^	Ecopro Co. Ltd.	19,571	682
	Iljin Materials Co. Ltd.	16,941	681
	LS Industrial Systems Co. Ltd.	15,600	678
*	Doosan Heavy Industries & Construction Co. Ltd.	69,437	671
*	SM Entertainment Co. Ltd.	17,136	663
*,^	JYP Entertainment Corp.	26,220	661
	Seoul Semiconductor Co. Ltd.	36,620	660
^	Cosmax Inc.	6,409	651
	Doosan Corp.	5,991	631
	NongShim Co. Ltd.	3,283	629
*	CrystalGenomics Inc.	35,647	629
	HDC Holdings Co. Ltd.	42,099	625
*,^	Telcon RF Pharmaceutical Inc.	67,797	606
	LOTTE Fine Chemical Co. Ltd.	16,820	605
*,^	Kumho Tire Co. Inc.	136,430	602
*	Pharmicell Co. Ltd.	55,760	592
*	Komipharm International Co. Ltd.	31,361	589
	Innocean Worldwide Inc.	11,533	587
	LOTTE Himart Co. Ltd.	11,711	578
	SKC Co. Ltd.	19,722	577
	SK Networks Co. Ltd.	152,255	571
	Hanjin Kal Corp.	33,381	568
	GS Home Shopping Inc.	3,326	568
	Dongsuh Cos. Inc.	34,457	565
*,^	Cafe24 Corp.	5,745	561
	Hansol Chemical Co. Ltd.	7,947	553
	Hyundai Greenfood Co. Ltd.	50,846	552
	Bukwang Pharmaceutical Co. Ltd.	28,055	551
^	Green Cross Corp.	5,152	543
*,^	Naturecell Co. Ltd.	41,844	531
^	Esmo Corp.	88,020	528
^	Daewoong Pharmaceutical Co. Ltd.	4,188	521
	Chong Kun Dang Pharmaceutical Corp.	6,813	521
*,^	Studio Dragon Corp.	6,332	514
	LEENO Industrial Inc.	9,762	514
*	Medipost Co. Ltd.	7,412	513
	DoubleUGames Co. Ltd.	8,785	505
*	Hugel Inc.	2,088	504
	KEPCO Plant Service & Engineering Co. Ltd.	20,733	502
*,^	Inscobee Inc.	92,235	497
	WONIK IPS Co. Ltd.	29,567	496
	L&F Co. Ltd.	15,805	496
*	Sangsangin Co. Ltd.	31,957	495
	Hyundai Home Shopping Network Corp.	5,723	491
^	Hana Tour Service Inc.	9,361	491
*	Enzychem Lifesciences Corp.	6,067	489
*	Hyosung TNC Co. Ltd.	3,146	484
*	HLB Life Science CO Ltd.	33,395	482
	Green Cross Holdings Corp.	26,183	479
*	Amicogen Inc.	17,228	478
	Ssangyong Cement Industrial Co. Ltd.	112,240	475
*	SK Chemicals Co. Ltd.	8,869	473
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,022	472

56

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	SK Discovery Co. Ltd.	19,379	462
	Huchems Fine Chemical Corp.	23,812	457
^	BGF Co. Ltd.	69,631	456
*,^	Yungjin Pharmaceutical Co. Ltd.	93,736	455
^	Hyosung Corp.	10,030	453
^	Lotte Chilsung Beverage Co. Ltd.	374	449
^	Hite Jinro Co. Ltd.	32,231	447
*	Mirae Asset Daewoo Co. Ltd. Preference Shares	140,819	444
	Hyundai Wia Corp.	16,854	439
	Hanwha General Insurance Co. Ltd.	83,683	437
^	CJ CGV Co. Ltd.	12,152	432
	Soulbrain Co. Ltd.	9,335	431
*,^	Hyundai Construction Equipment Co. Ltd.	6,530	430
	SKCKOLONPI Inc.	14,529	430
	Korea Petrochemical Ind Co. Ltd.	3,099	426
	LG Electronics Inc. Preference Shares	18,737	425
	Poongsan Corp.	19,839	422
*	Osstem Implant Co. Ltd.	11,132	418
^	Kolon Life Science Inc.	7,699	418
	Samyang Holdings Corp.	5,466	416
	Dentium Co. Ltd.	6,484	412
	Handsome Co. Ltd.	12,576	402
*	G-treeBNT Co. Ltd.	20,419	400
^	Hanssem Co. Ltd.	9,268	399
	Daou Technology Inc.	22,532	398
	Dongkuk Steel Mill Co. Ltd.	63,258	394
	LF Corp.	20,375	393
*,^	Feelux Co. Ltd.	39,886	390
	IS Dongseo Co. Ltd.	14,273	389
*	NHN Entertainment Corp.	9,434	381
	DB HiTek Co. Ltd.	37,663	377
*,^	Foosung Co. Ltd.	48,342	373
*	iNtRON Biotechnology Inc.	11,954	372
	Binggrae Co. Ltd.	5,963	371
*,^	BH Co. Ltd.	26,113	368
	Eo Technics Co. Ltd.	8,533	367
	Daesang Corp.	18,177	361
	Hanjin Transportation Co. Ltd.	10,958	361
*,^	Samwha Capacitor Co. Ltd.	7,244	359
	Daishin Securities Co. Ltd.	36,349	355
	Taeyoung Engineering & Construction Co. Ltd.	42,112	353
	Grand Korea Leisure Co. Ltd.	17,957	352
*	CMG Pharmaceutical Co. Ltd.	87,721	348
	Mirae Asset Life Insurance Co. Ltd.	86,354	346
	NICE Information Service Co. Ltd.	36,021	345
	Jeil Pharmaceutical Co. Ltd.	9,268	343
*	Asiana Airlines Inc.	106,218	341
	Dong-A ST Co. Ltd.	4,596	338
	Silicon Works Co. Ltd.	9,693	338
^	JW Pharmaceutical Corp.	11,479	335
^	YG Entertainment Inc.	10,297	334
	Hankook Tire Worldwide Co. Ltd.	21,973	326
	Young Poong Corp.	565	326
	Maeil Dairies Co. Ltd.	4,866	323
	Youngone Holdings Co. Ltd.	5,862	316
	Halla Holdings Corp.	8,765	316
	Ilyang Pharmaceutical Co. Ltd.	13,766	311
^	Hansae Co. Ltd.	19,028	310
	LG International Corp.	22,442	310
^	LIG Nex1 Co. Ltd.	12,087	309
*,^	GemVax & Kael Co. Ltd.	27,900	306
	Tongyang Inc.	216,659	303
	Orion Holdings Corp.	21,959	303
*	Hyosung Advanced Materials Corp.	3,257	300

57

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	NICE Holdings Co. Ltd.	19,858	300
	Korea Real Estate Investment & Trust Co. Ltd.	144,663	299
	Shinsegae International Inc.	2,299	299
*,^	Ananti Inc.	39,180	296
	Hanwha Corp. Preference Shares	25,129	295
	Nexen Tire Corp.	40,974	294
*	F&F Co. Ltd.	6,379	293
	Meritz Financial Group Inc.	31,983	291
*,^	Hyundai Electric & Energy System Co. Ltd.	6,910	287
*,^	Jenax Inc.	16,614	285
*	Peptron Inc.	14,470	282
*	ATGen Co. Ltd.	23,030	279
	Modetour Network Inc.	13,449	279
	Huons Co. Ltd.	4,669	278
	Partron Co. Ltd.	36,074	276
	SPC Samlip Co. Ltd.	2,486	275
	LG Hausys Ltd.	6,458	273
^	Daewoong Co. Ltd.	22,255	273
	HS Industries Co. Ltd.	50,258	273
^	Advanced Process Systems Corp.	12,111	270
*	Hyosung Chemical Corp.	2,319	267
*	Korea Line Corp.	13,850	262
	Dong-A Socio Holdings Co. Ltd.	3,349	262
	Songwon Industrial Co. Ltd.	17,058	260
	Dongwon Industries Co. Ltd.	1,219	259
*,^	Taihan Electric Wire Co. Ltd.	283,191	259
	Dongjin Semichem Co. Ltd.	33,872	258
*,^	Naturalendo Tech Co. Ltd.	17,385	258
*,^	Gamevil Inc.	5,731	258
^	Lotte Confectionery Co. Ltd.	1,842	257
	Jusung Engineering Co. Ltd.	42,052	254
	Kumho Industrial Co. Ltd.	29,434	253
*,^	Toptec Co. Ltd.	21,622	253
*	Hyosung Heavy Industries Corp.	6,779	253
	Daishin Securities Co. Ltd. Preference Shares	31,878	252
	Green Cross Cell Corp.	5,374	249
^	Dawonsys Co. Ltd.	17,532	248
	Dongwon F&B Co. Ltd.	1,066	247
	Posco ICT Co. Ltd.	50,296	245
	Caregen Co. Ltd.	3,866	241
	Hansol Paper Co. Ltd.	15,350	236
	Sebang Global Battery Co. Ltd.	7,567	233
*,^	DIO Corp.	10,110	231
	Daeduck GDS Co. Ltd.	20,266	229
*	Hanil Cement Co. Ltd.	2,216	228
	Vieworks Co. Ltd.	8,021	227
	Lotte Food Co. Ltd.	393	226
*	Innox Advanced Materials Co. Ltd.	6,441	225
*,^	Aekyung Industrial Co. Ltd.	6,277	224
*	Yuanta Securities Korea Co. Ltd.	78,425	219
	Namyang Dairy Products Co. Ltd.	415	219
	KEPCO Engineering & Construction Co. Inc.	13,462	218
	DongKook Pharmaceutical Co. Ltd.	4,442	216
	Shinyoung Securities Co. Ltd.	4,325	216
	Daeduck Electronics Co.	29,381	214
	AK Holdings Inc.	5,417	213
*	Seegene Inc.	13,122	213
	Samchully Co. Ltd.	2,633	212
	Lock&Lock Co. Ltd.	15,389	209
	SK Gas Ltd.	3,213	207
	Korea Electric Terminal Co. Ltd.	6,243	206
	Korea Asset In Trust Co. Ltd.	53,791	205
	Ahnlab Inc.	5,702	204
	TES Co. Ltd.	15,234	202

58

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	CJ Hello Co. Ltd.	25,075	201
^	Huons Global Co. Ltd.	5,717	197
	Samyang Corp.	3,651	195
*	Webzen Inc.	14,764	194
*	Hanwha Investment & Securities Co. Ltd.	107,257	193
	Seah Besteel Corp.	13,541	193
	Hyundai Livart Furniture Co. Ltd.	9,784	187
*	Homecast Co. Ltd.	37,009	184
	S&T Motiv Co. Ltd.	7,963	184
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	184
*	Binex Co. Ltd.	21,825	183
*,^	SK Securities Co. Ltd.	276,029	181
*,^	Vidente Co. Ltd.	23,094	180
	Kolon Corp.	6,659	180
	InBody Co. Ltd.	9,496	176
	SL Corp.	13,785	175
^	Hankook Shell Oil Co. Ltd.	578	175
	Kolmar Korea Holdings Co. Ltd.	6,815	174
	Lutronic Corp.	20,382	169
	Daekyo Co. Ltd.	27,547	167
	WeMade Entertainment Co. Ltd.	7,992	167
	i-SENS Inc.	8,269	166
	Namhae Chemical Corp.	18,610	165
*	Cuckoo Homesys Co. Ltd.	1,202	165
	Able C&C Co. Ltd.	21,128	165
*	Seobu T&D	21,296	164
	Sung Kwang Bend Co. Ltd.	15,908	163
*,^	Aprogen pharmaceuticals Inc.	69,551	160
	E1 Corp.	2,974	158
^	Hancom Inc.	13,852	157
^	ST Pharm Co. Ltd.	8,420	156
	Tongyang Life Insurance Co. Ltd.	31,110	154
	Chongkundang Holdings Corp.	3,115	154
	Hyundai Corp.	7,187	154
	KT Skylife Co. Ltd.	13,988	153
	KISWIRE Ltd.	8,000	152
*	CUROCOM Co. Ltd.	112,774	152
	Sindoh Co. Ltd.	3,962	152
	Cuckoo Holdings Co. Ltd.	1,400	149
	Hansol Holdings Co. Ltd.	40,933	149
	JW Holdings Corp.	28,934	149
*	KONA I Co. Ltd.	11,398	149
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	145
	NS Shopping Co. Ltd.	14,990	142
	Muhak Co. Ltd.	13,199	135
*	Ssangyong Motor Co.	40,269	131
*	Hansol Technics Co. Ltd.	22,258	131
	CJ CheilJedang Corp. Preference Shares	1,253	131
	Youlchon Chemical Co. Ltd.	12,047	131
	TK Corp.	12,269	130
*	S&T Dynamics Co. Ltd.	21,412	130
*	Hanjin Heavy Industries & Construction Co. Ltd.	82,463	129
	Sungwoo Hitech Co. Ltd.	41,909	128
*	APS Holdings Corp.	35,638	126
*	KTB Investment & Securities Co. Ltd.	44,088	126
	Dae Han Flour Mills Co. Ltd.	842	126
	Kyobo Securities Co. Ltd.	16,417	126
*,^	NUTRIBIOTECH Co. Ltd.	9,356	125
*,^	Insun ENT Co. Ltd.	24,551	123
*,^	Duk San Neolux Co. Ltd.	11,208	122
*	Interflex Co. Ltd.	13,049	122
	KC Co. Ltd.	8,503	122
*	SFA Semicon Co. Ltd.	97,638	122
	Humedix Co. Ltd.	5,256	121

59

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

					Market
					Value
				Shares	($000)
	Cell Biotech Co. Ltd.			5,481	120
	NEPES Corp.			15,206	120
	It's Hanbul Co. Ltd.			5,498	119
	iMarketKorea Inc.			20,930	119
	KC Tech Co. Ltd.			11,659	118
*,^	COSON Co. Ltd.			13,992	118
*,^	Eugene Investment & Securities Co. Ltd.			56,837	116
*	Neowiz			11,282	113
*,^	Wonik Holdings Co. Ltd.			31,912	113
	KISCO Corp.			21,795	111
	SBS Media Holdings Co. Ltd.			55,748	111
	Sam Young Electronics Co. Ltd.			11,192	110
*,^	Cellumed Co. Ltd.			15,205	110
*,^	G-SMATT GLOBAL Co. Ltd.			12,258	110
*	Leaders Cosmetics Co. Ltd.			11,056	108
	CJ Freshway Corp.			4,321	89
	Maeil Holdings Co. Ltd.			8,814	87
^	Byucksan Corp.			41,431	86
	Coreana Cosmetics Co. Ltd.			22,740	83
*	Samsung Pharmaceutical Co. Ltd.			36,622	83
*	Eusu Holdings Co. Ltd.			15,078	82
	GOLFZON Co. Ltd.			2,849	82
	DB Financial Investment Co. Ltd.			24,758	81
*	GNCO Co. Ltd.			65,482	81
	ICD Co. Ltd.			12,547	78
*	Lumens Co. Ltd.			37,737	78
	INTOPS Co. Ltd.			11,234	77
*,^	Taewoong Co. Ltd.			8,132	76
	Hanil Holdings Co. Ltd.			1,818	74
*,^	KH Vatec Co. Ltd.			12,932	73
^	Woongjin Thinkbig Co. Ltd.			19,431	71
	Cosmax BTI Inc			4,116	69
	Interpark Holdings Corp.			36,083	67
*,^	Agabang&Company			22,329	67
*	SeAH Steel Corp.			1,204	62
	Humax Co. Ltd.			14,878	59
	SeAH Steel Holdings Corp.			1,343	58
	LVMC Holdings			25,107	46
*	HSD Engine Co. Ltd.			10,581	41
*	SK Securities Co. Ltd. Rights			73,443	11

					769,177

Total Common Stocks (Cost $7,603,017)					6,741,370

		Coupon

Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.5%)
3,4	Vanguard Market Liquidity Fund	2.308%		1,668,352	166,835

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.034%-2.078%	11/15/18	1,200	1,199
5	United States Treasury Bill	2.302%	2/28/19	500	496
5	United States Treasury Bill	2.429%	4/11/19	1,000	990

					2,685

Total Temporary Cash Investments (Cost $169,543)					169,520

60

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2018

Total Investments (101.7%) (Cost $7,772,560)	6,910,890
Other Assets and Liabilities—Net (-1.7%)[4,5,6]	(112,840)
Net Assets (100%)	6,798,050

*	Non-income-producing security.
§	Security value determined using significant unobservable inputs.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $138,513,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.7%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $21,917,000, representing 0.3% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $151,879,000 of collateral received for securities on loan.
5	Securities with a value of $1,485,000 and cash of $815,000 have been segregated as initial margin for open futures contracts.
6	Cash of $430,000 has been segregated as collateral for open forward currency contracts. ADR—American Depository Receipt.
REIT—Real Estate Investment Trust.

61

© 2018 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA720 122018

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)

Common Stocks (99.2%)[1]
Australia (2.1%)
Commonwealth Bank of Australia	553,899	27,236
BHP Billiton Ltd.	1,012,537	23,363
Westpac Banking Corp.	1,076,048	20,440
CSL Ltd.	142,786	19,062
Australia & New Zealand Banking Group Ltd.	916,275	16,866
National Australia Bank Ltd.	859,407	15,392
Wesfarmers Ltd.	357,246	11,831
Woolworths Group Ltd.	417,097	8,418
Macquarie Group Ltd.	97,984	8,171
Woodside Petroleum Ltd.	298,973	7,361
Rio Tinto Ltd.	132,344	7,201
Transurban Group	842,172	6,774
Scentre Group	1,675,721	4,721
Goodman Group	591,829	4,350
Suncorp Group Ltd.	432,318	4,299
South32 Ltd.	1,640,053	4,230
Aristocrat Leisure Ltd.	206,706	3,895
* Insurance Australia Group Ltd.	754,937	3,651
Brambles Ltd.	469,782	3,539
Newcrest Mining Ltd.	240,737	3,524
Amcor Ltd.	360,521	3,402
QBE Insurance Group Ltd.	421,338	3,385
* Origin Energy Ltd.	584,161	3,027
Telstra Corp. Ltd.	1,321,631	2,891
AGL Energy Ltd.	206,036	2,631
Santos Ltd.	550,940	2,586
ASX Ltd.	59,405	2,495
APA Group	364,095	2,480
Treasury Wine Estates Ltd.	223,980	2,411
LendLease Group	183,134	2,287
Dexus	312,808	2,260
Oil Search Ltd.	408,256	2,244
Cochlear Ltd.	17,200	2,167
Computershare Ltd.	148,593	2,087
Sonic Healthcare Ltd.	128,844	2,062
GPT Group	553,975	2,026
Tabcorp Holdings Ltd.	586,012	1,923
Stockland	742,854	1,900
Vicinity Centres	992,207	1,861
Aurizon Holdings Ltd.	611,003	1,820
James Hardie Industries plc	135,486	1,810
BlueScope Steel Ltd.	172,082	1,764
Mirvac Group	1,138,022	1,751
Medibank Pvt Ltd.	847,609	1,681
AMP Ltd.	923,721	1,620
Caltex Australia Ltd.	80,185	1,604
Ramsay Health Care Ltd.	39,857	1,591
Sydney Airport	339,574	1,552
Incitec Pivot Ltd.	524,440	1,453
Boral Ltd.	363,320	1,447
Orica Ltd.	116,965	1,425
Fortescue Metals Group Ltd.	500,275	1,424
Alumina Ltd.	777,980	1,412
SEEK Ltd.	105,541	1,341
Challenger Ltd.	179,331	1,306
Northern Star Resources Ltd.	181,581	1,134
Bendigo & Adelaide Bank Ltd.	152,841	1,111
WorleyParsons Ltd.	106,477	1,101
Coca-Cola Amatil Ltd.	152,009	1,070
CIMIC Group Ltd.	30,269	1,016
Crown Resorts Ltd.	111,700	994

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Atlas Arteria Ltd.	204,158	989
	Healthscope Ltd.	589,741	885
	Downer EDI Ltd.	178,394	878
	Orora Ltd.	367,957	877
	ALS Ltd.	150,435	872
	Link Administration Holdings Ltd.	161,210	859
*	Xero Ltd.	29,742	843
	Star Entertainment Grp Ltd.	247,491	835
	Bank of Queensland Ltd.	118,997	816
	Qantas Airways Ltd.	204,473	794
	Reliance Worldwide Corp. Ltd.	220,915	787
	Magellan Financial Group Ltd.	41,180	781
	REA Group Ltd.	15,229	775
	Iluka Resources Ltd.	132,678	762
	Investa Office Fund	190,557	750
	Charter Hall Group	150,707	738
	Evolution Mining Ltd.	348,254	737
	Ansell Ltd.	42,783	705
	Beach Energy Ltd.	564,598	703
	Whitehaven Coal Ltd.	203,455	703
^	Domino's Pizza Enterprises Ltd.	17,875	685
	Qube Holdings Ltd.	384,580	669
	AusNet Services	547,825	664
	OZ Minerals Ltd.	100,727	646
	DuluxGroup Ltd.	121,559	639
	Washington H Soul Pattinson & Co. Ltd.	28,998	595
	Flight Centre Travel Group Ltd.	17,961	592
	Cleanaway Waste Management Ltd.	452,216	578
	carsales.com Ltd.	66,616	577
	JB Hi-Fi Ltd.	35,287	575
	Adelaide Brighton Ltd.	139,832	562
	Metcash Ltd.	278,505	544
	TPG Telecom Ltd.	102,672	523
	Altium Ltd.	33,171	517
*	Vocus Group Ltd.	211,206	515
	IOOF Holdings Ltd.	105,254	509
	Steadfast Group Ltd.	240,190	506
	nib holdings Ltd.	126,265	497
	Pendal Group Ltd.	84,607	489
*	Saracen Mineral Holdings Ltd.	270,201	471
	Regis Resources Ltd.	155,747	467
	St. Barbara Ltd.	157,627	465
	Mineral Resources Ltd.	42,971	436
*,^	Afterpay Touch Group Ltd.	48,771	435
	Independence Group NL	149,998	431
*	NEXTDC Ltd.	102,710	429
	Bapcor Ltd.	87,324	424
	Nufarm Ltd.	104,176	421
	Sims Metal Management Ltd.	51,767	415
	GrainCorp Ltd. Class A	69,791	408
	Costa Group Holdings Ltd.	93,666	406
^	Harvey Norman Holdings Ltd.	176,374	399
	Corporate Travel Management Ltd.	27,898	398
	CSR Ltd.	153,212	384
	Shopping Centres Australasia Property Group	199,952	364
	Primary Health Care Ltd.	193,089	364
	Seven Group Holdings Ltd.	27,557	348
	WiseTech Global Ltd.	29,229	334
	IRESS Ltd.	43,139	332
	Charter Hall Retail REIT	110,111	332
	Navitas Ltd.	91,551	330
	BWP Trust	133,644	328
	Fairfax Media Ltd.	712,339	324
*	Lynas Corp. Ltd.	213,777	316

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Breville Group Ltd.	35,800	312
	Webjet Ltd.	33,512	311
	Monadelphous Group Ltd.	29,944	306
2	MYOB Group Ltd.	128,019	306
	Blackmores Ltd.	3,503	302
*	Mayne Pharma Group Ltd.	376,918	300
^	InvoCare Ltd.	34,568	298
	Cromwell Property Group	395,933	289
	Perpetual Ltd.	11,643	286
	Premier Investments Ltd.	23,993	280
	oOh!media Ltd.	82,554	277
	National Storage REIT	228,553	276
	Viva Energy REIT	172,615	267
^	Platinum Asset Management Ltd.	76,033	265
	Nine Entertainment Co. Holdings Ltd.	214,863	258
	Super Retail Group Ltd.	48,655	250
	SmartGroup Corp. Ltd.	34,915	247
	Rural Funds Group	159,898	242
	ARB Corp. Ltd.	19,394	239
	GUD Holdings Ltd.	26,796	235
	Appen Ltd.	30,479	231
	Technology One Ltd.	59,623	230
	Ardent Leisure Group	199,337	227
	Southern Cross Media Group Ltd.	276,821	224
	IDP Education Ltd.	34,158	223
	Brickworks Ltd.	18,036	216
	Bingo Industries Ltd.	126,417	215
	Charter Hall Long Wale REIT	72,788	213
	Abacus Property Group	89,420	208
	IPH Ltd.	54,206	208
	Folkestone Education Trust	102,041	206
*,^	Pilbara Minerals Ltd.	363,234	204
^	G8 Education Ltd.	138,748	202
	NRW Holdings Ltd.	152,504	200
	Bega Cheese Ltd.	46,740	198
	Western Areas Ltd.	119,037	190
	Elders Ltd.	36,460	189
*,^	Mesoblast Ltd.	129,441	184
	Sandfire Resources NL	38,621	183
	Aveo Group	139,512	183
	McMillan Shakespeare Ltd.	15,440	181
	Growthpoint Properties Australia Ltd.	68,415	176
	SpeedCast International Ltd.	68,230	174
*,^	Galaxy Resources Ltd.	111,184	174
*	Emeco Holdings Ltd.	850,381	173
	Credit Corp. Group Ltd.	11,940	162
	GDI Property Group	169,730	155
	Ingenia Communities Group	74,082	151
	Collins Foods Ltd.	33,101	150
*,^	Orocobre Ltd.	62,464	149
*	Dacian Gold Ltd.	82,981	141
	Eclipx Group Ltd.	79,787	137
	Select Harvests Ltd.	37,320	137
	Aventus Retail Property Fund Ltd.	95,328	136
*	Starpharma Holdings Ltd.	129,509	135
	Tassal Group Ltd.	45,415	133
	Hotel Property Investments	60,363	132
	Ausdrill Ltd.	108,161	132
	Sigma Healthcare Ltd.	353,007	130
	Genworth Mortgage Insurance Australia Ltd.	81,279	130
^	Netwealth Group Ltd.	25,691	128
	GWA Group Ltd.	65,018	127
	Centuria Industrial REIT	64,056	126
*,^	Nanosonics Ltd.	54,585	117

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Navigator Global Investments Ltd.	36,584	116
^	Greencross Ltd.	35,208	113
	Pact Group Holdings Ltd.	45,255	112
*,^	Bellamy's Australia Ltd.	21,436	110
^	Inghams Group Ltd.	39,642	110
*	Seven West Media Ltd.	191,420	106
	Arena REIT	68,505	105
*	Australian Agricultural Co. Ltd.	106,617	100
	Domain Holdings Australia Ltd.	56,609	100
*,^	Kidman Resources Ltd.	136,924	97
	Cabcharge Australia Ltd.	65,725	96
	ERM Power Ltd.	79,429	92
*,^	Syrah Resources Ltd.	80,877	92
*	Senex Energy Ltd.	319,614	91
	Lovisa Holdings Ltd.	16,436	90
	Estia Health Ltd.	60,540	88
*,^	New Century Resources Ltd.	145,905	87
*	Gold Road Resources Ltd.	176,515	87
	Australian Pharmaceutical Industries Ltd.	78,311	85
	SeaLink Travel Group Ltd.	27,840	84
	FlexiGroup Ltd.	73,158	80
^	Resolute Mining Ltd.	107,430	79
^	Automotive Holdings Group Ltd.	60,314	77
*	Cardno Ltd.	104,821	76
	Cedar Woods Properties Ltd.	18,566	70
*	Decmil Group Ltd.	125,952	68
	Virtus Health Ltd.	18,856	67
	SG Fleet Group Ltd.	27,592	65
	Accent Group Ltd.	73,467	65
	HT&E Ltd.	47,055	65
*,^	Myer Holdings Ltd.	192,568	62
	OFX Group Ltd.	39,620	60
*	Village Roadshow Ltd.	36,503	59
*	Perseus Mining Ltd.	207,674	53
	Japara Healthcare Ltd.	64,092	51
*	Clean TeQ Holdings Ltd.	164,077	49
	Regis Healthcare Ltd.	27,703	47
*	Infigen Energy	134,985	47
	MACA Ltd.	54,308	46
*	Westgold Resources Ltd.	57,371	45
*,^	Liquefied Natural Gas Ltd.	123,849	44
	Mount Gibson Iron Ltd.	105,993	41
*	Superloop Ltd.	31,917	39
	RCR Tomlinson Ltd.	60,010	39
^	BWX Ltd.	20,537	37
	Reject Shop Ltd.	20,798	33
	Asaleo Care Ltd.	64,802	32
*,^	Karoon Gas Australia Ltd.	40,339	31
	Ainsworth Game Technology Ltd.	39,806	29
	WPP AUNZ Ltd.	58,559	23
	Vita Group Ltd.	27,685	20
	NZME Ltd.	47,055	20
*	OneMarket Ltd.	30,364	18
*,§	Quintis Ltd.	62,856	13
*,^	Blue Sky Alternative Investments Ltd.	10,502	9
*	Highfield Resources Ltd.	24,899	9
*	Cash Converters International Ltd.	29,337	6
*,§	DSHE Holdings Ltd.	14,824	—
			335,409
Austria (0.1%)
	Erste Group Bank AG	94,576	3,850
	OMV AG	43,566	2,419
	voestalpine AG	35,117	1,246
	ANDRITZ AG	21,920	1,136

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Raiffeisen Bank International AG	39,735	1,083
	Wienerberger AG	36,350	836
*	IMMOFINANZ AG	30,574	728
	CA Immobilien Anlagen AG	21,500	700
*,2	BAWAG Group AG	11,072	478
	Lenzing AG	4,449	404
	Oesterreichische Post AG	9,480	385
	Verbund AG	8,641	348
	Vienna Insurance Group AG Wiener Versicherung Gruppe	13,000	345
	Schoeller-Bleckmann Oilfield Equipment AG	3,228	288
	S IMMO AG	16,526	282
	UNIQA Insurance Group AG	30,201	282
	Telekom Austria AG Class A	35,662	265
	DO & CO AG	2,285	207
	Strabag SE	5,036	177
	EVN AG	7,792	136
	Flughafen Wien AG	3,428	133
*	Agrana Beteiligungs AG	4,952	99
	Palfinger AG	2,713	83
	Kapsch TrafficCom AG	2,165	77
*	Zumtobel Group AG	6,626	60
	Porr AG	2,073	56
*	Semperit AG Holding	2,008	33
*,§	Strabag SE Rights Exp. 6/28/2021	5,036	7
			16,143
Belgium (0.3%)
	Anheuser-Busch InBev SA/NV	238,647	17,651
	KBC Group NV	90,165	6,214
	UCB SA	37,042	3,111
	Umicore SA	65,666	3,091
	Ageas	58,145	2,909
	Solvay SA Class A	21,274	2,423
	Groupe Bruxelles Lambert SA	22,699	2,111
	Proximus SADP	43,172	1,100
	Ackermans & van Haaren NV	6,847	1,078
	Colruyt SA	16,495	959
	Sofina SA	4,748	908
	Cofinimmo SA	7,248	867
	Telenet Group Holding NV	14,476	701
	Warehouses De Pauw CVA	5,335	692
	Elia System Operator SA/NV	8,714	545
	Aedifica SA	6,207	519
	bpost SA	31,474	478
	Euronav NV	51,112	476
	Ontex Group NV	24,697	473
	KBC Ancora	9,536	441
	Befimmo SA	7,515	412
	Melexis NV	5,683	374
	Barco NV	3,037	346
*	AGFA-Gevaert NV	71,121	318
*	Tessenderlo Chemie NV (Voting Shares)	8,051	283
	Gimv NV	5,013	267
	Bekaert SA	12,070	261
	D'ieteren SA/NV	5,632	223
	Kinepolis Group NV	3,966	213
	Fagron	11,952	194
	Cie d'Entreprises CFE	1,711	181
	Orange Belgium SA	9,214	165
	EVS Broadcast Equipment SA	7,220	161
*	Mithra Pharmaceuticals SA	4,335	119
	Van de Velde NV	4,488	112
^	Econocom Group SA/NV	30,696	96
*	Ion Beam Applications	5,029	88
	Wereldhave Belgium NV	718	70

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
^	Greenyard NV	6,750	62
*,^	Nyrstar (Voting Shares)	22,019	40
			50,732
Brazil (0.9%)
	Vale SA Class B ADR	661,848	9,994
	Itau Unibanco Holding SA Preference Shares	604,618	8,001
	Petroleo Brasileiro SA Preference Shares	945,192	7,015
	Banco Bradesco SA ADR	761,865	6,986
	Vale SA	446,652	6,806
	Petroleo Brasileiro SA	635,246	5,175
	Itau Unibanco Holding SA ADR	390,671	5,145
	B3 SA - Brasil Bolsa Balcao	604,750	4,313
	Itausa - Investimentos Itau SA Preference Shares	1,380,339	4,169
	Banco do Brasil SA	328,593	3,775
	Banco Bradesco SA Preference Shares	390,941	3,603
	Ambev SA ADR	811,048	3,512
	Petroleo Brasileiro SA ADR Preference Shares	221,950	3,289
	Ambev SA	571,937	2,511
	Lojas Renner SA	217,540	2,198
	Ultrapar Participacoes SA	130,848	1,556
	Banco Bradesco SA	188,568	1,533
	Suzano Papel e Celulose SA	146,834	1,493
*	Rumo SA	333,683	1,493
	Telefonica Brasil SA Preference Shares	127,964	1,486
	BB Seguridade Participacoes SA	207,839	1,479
	Kroton Educacional SA	474,036	1,455
	Banco Santander Brasil SA	122,100	1,385
	Petroleo Brasileiro SA ADR	84,295	1,370
	Fibria Celulose SA	70,300	1,357
	Localiza Rent a Car SA	157,135	1,214
	Cielo SA	341,588	1,212
	Klabin SA	232,700	1,167
	Lojas Americanas SA Preference Shares	230,858	1,166
	WEG SA	237,278	1,148
	Raia Drogasil SA	66,600	1,124
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	52,321	1,100
*	BRF SA	186,824	1,099
	CCR SA	346,644	1,022
	Magazine Luiza SA	22,500	1,021
	Gerdau SA Preference Shares	224,300	980
	Equatorial Energia SA	50,200	917
	Hypera SA	114,412	916
	Braskem SA Preference Shares	64,180	899
	JBS SA	325,398	896
*	BR Malls Participacoes SA	254,818	870
	Embraer SA ADR	36,363	810
	Cia de Saneamento Basico do Estado de Sao Paulo	107,200	805
	IRB Brasil Resseguros S/A	36,700	715
	Petrobras Distribuidora SA	106,395	686
	Bradespar SA Preference Shares	67,900	631
	Cia Energetica de Minas Gerais Preference Shares	199,976	593
*	Centrais Eletricas Brasileiras SA	90,300	570
	TIM Participacoes SA	182,600	569
*	Centrais Eletricas Brasileiras SA Preference Shares	76,500	547
*	B2W Cia Digital	58,462	542
	Natura Cosmeticos SA	61,700	540
	Embraer SA	91,400	514
	Energisa SA	55,400	514
	Cosan SA	57,700	500
*	Azul SA Prior Preference Shares.	58,648	482
	Estacio Participacoes SA	77,400	481
	CVC Brasil Operadora e Agencia de Viagens SA	31,000	471
	Engie Brasil Energia SA	43,100	461
	Multiplan Empreendimentos Imobiliarios SA	72,021	445

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Atacadao Distribuicao Comercio e Industria Ltda	108,171	443
Metalurgica Gerdau SA Preference Shares Class A	199,300	425
Transmissora Alianca de Energia Eletrica SA	70,927	424
Sul America SA	62,244	415
Porto Seguro SA	28,372	415
Gerdau SA ADR	94,126	409
Fleury SA	71,200	399
EDP - Energias do Brasil SA	103,467	389
Duratex SA	112,885	349
Cia Energetica de Minas Gerais	114,724	342
M Dias Branco SA	25,200	301
Cyrela Brazil Realty SA Empreendimentos e Participacoes	76,598	300
Banco BTG Pactual SA	56,492	300
Cia de Saneamento de Minas Gerais-COPASA	20,489	282
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	15,577	274
Qualicorp Consultoria e Corretora de Seguros SA	67,000	259
Lojas Americanas SA	68,029	256
Usinas Siderurgicas de Minas Gerais SA Preference Shares	92,471	255
MRV Engenharia e Participacoes SA	75,200	255
Odontoprev SA	71,900	255
Sao Martinho SA	48,700	254
Banco do Estado do Rio Grande do Sul SA Preference Shares	46,698	249
Cia Energetica de Sao Paulo Preference Shares	46,585	248
TOTVS SA	36,100	243
Cia Hering	38,400	234
Cia Siderurgica Nacional SA ADR	89,670	226
Cia Siderurgica Nacional SA	86,800	223
Cia de Saneamento do Parana Preference Shares	82,300	223
Iguatemi Empresa de Shopping Centers SA	21,200	221
TIM Participacoes SA ADR	13,500	209
* Cosan Logistica SA	60,300	206
SLC Agricola SA	13,300	204
Linx SA	29,400	203
Smiles Fidelidade SA	19,500	195
Iochpe Maxion SA	36,924	192
* Gol Linhas Aereas Inteligentes SA Preference Shares	37,300	184
Arezzo Industria e Comercio SA	14,200	181
Grendene SA	89,100	175
QGEP Participacoes SA	52,800	170
Cia Paranaense de Energia	23,100	161
Aliansce Shopping Centers SA	34,069	160
Alupar Investimento SA	33,158	156
* Magnesita Refratarios SA	10,260	155
Via Varejo SA	33,500	152
Randon Participacoes SA Preference Shares	71,064	152
* BK Brasil Operacao e Assessoria a Restaurantes SA	33,800	146
EcoRodovias Infraestrutura e Logistica SA	56,200	143
Ez Tec Empreendimentos e Participacoes SA	21,859	141
* Dommo Energia SA	343,800	140
Cia de Locacao das Americas	16,700	138
Light SA	29,973	134
* Marfrig Global Foods SA	77,700	134
* Construtora Tenda SA	16,886	129
AES Tiete Energia SA	46,361	128
Anima Holding SA	27,664	124
Cia Paranaense de Energia Preference Shares	17,400	123
Marcopolo SA Preference Shares	114,295	121
* Even Construtora e Incorporadora SA	92,000	118
Alpargatas SA Preference Shares	28,989	118
Unipar Carbocloro SA Preference Shares	9,988	114
Multiplus SA	16,200	110
Tupy SA	23,300	110
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	7,516	109
Direcional Engenharia SA	49,300	95

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
BR Properties SA	44,276	93
Movida Participacoes SA	43,300	92
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,538	76
Guararapes Confeccoes SA	2,000	71
Mahle-Metal Leve SA	12,100	70
Wiz Solucoes e Corretagem de Seguros SA	27,200	55
Instituto Hermes Pardini SA	12,400	51
* Minerva SA	34,300	51
Cia de Saneamento do Parana	3,460	48
* Alliar Medicos A Frente SA	14,900	48
2 Ser Educacional SA	9,347	39
Sonae Sierra Brasil SA	5,800	36
Santos Brasil Participacoes SA	35,000	34
Camil Alimentos SA	14,000	31
* Minerva SA/Brazil Rights Exp. 11/14/2018	25,393	1
* Iochpe Maxion SA Warrants Exp. 04/01/2019	672	—
		133,620
Canada (3.0%)
^ Royal Bank of Canada	449,699	32,766
Toronto-Dominion Bank	574,316	31,860
Bank of Nova Scotia	384,414	20,630
Canadian National Railway Co.	230,956	19,744
Suncor Energy Inc.	513,707	17,232
Enbridge Inc.	535,343	16,681
Bank of Montreal	198,622	14,851
Canadian Imperial Bank of Commerce	137,488	11,873
TransCanada Corp.	290,901	10,969
Brookfield Asset Management Inc. Class A	263,184	10,740
Nutrien Ltd.	196,055	10,379
Canadian Natural Resources Ltd.	377,418	10,355
Manulife Financial Corp.	617,291	9,720
Canadian Pacific Railway Ltd.	45,677	9,367
Sun Life Financial Inc.	189,410	6,936
Waste Connections Inc.	85,690	6,551
Alimentation Couche-Tard Inc. Class B	136,581	6,523
Rogers Communications Inc. Class B	117,151	6,033
Pembina Pipeline Corp.	163,063	5,274
National Bank of Canada	115,649	5,250
Magna International Inc.	103,037	5,073
* CGI Group Inc. Class A	80,237	4,955
Barrick Gold Corp.	370,347	4,639
Fortis Inc.	136,374	4,506
Constellation Software Inc.	6,433	4,427
Fairfax Financial Holdings Ltd.	8,568	4,163
Restaurant Brands International Inc.	75,933	4,160
Thomson Reuters Corp.	86,898	4,044
Franco-Nevada Corp.	62,144	3,881
BCE Inc.	95,892	3,711
Intact Financial Corp.	42,600	3,366
Teck Resources Ltd. Class B	159,347	3,294
Encana Corp.	308,105	3,146
Dollarama Inc.	111,636	3,088
Loblaw Cos. Ltd.	58,169	2,909
Cenovus Energy Inc.	322,126	2,726
Open Text Corp.	79,800	2,694
Agnico Eagle Mines Ltd.	73,557	2,598
Goldcorp Inc.	286,784	2,590
Shaw Communications Inc. Class B	133,920	2,493
* Bausch Health Cos. Inc.	108,508	2,483
Imperial Oil Ltd.	79,090	2,470
Power Corp. of Canada	118,090	2,438
Metro Inc.	75,630	2,373
Wheaton Precious Metals Corp.	135,492	2,227
^ Canadian Tire Corp. Ltd. Class A	19,142	2,154

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	First Quantum Minerals Ltd.	214,423	2,140
	TELUS Corp.	61,200	2,096
	Saputo Inc.	67,000	2,041
*,^	Canopy Growth Corp.	55,400	2,038
	Great-West Lifeco Inc.	87,600	2,010
	Gildan Activewear Inc.	66,300	1,982
	Inter Pipeline Ltd.	120,000	1,946
	SNC-Lavalin Group Inc.	54,400	1,942
	CCL Industries Inc. Class B	45,900	1,931
	RioCan REIT	99,700	1,818
	Algonquin Power & Utilities Corp.	182,068	1,817
	Onex Corp.	26,300	1,729
	Canadian Apartment Properties REIT	47,736	1,697
	Methanex Corp.	25,700	1,664
	Power Financial Corp.	75,060	1,616
*,^	Aurora Cannabis Inc.	234,646	1,594
	WSP Global Inc.	31,603	1,578
*	Bombardier Inc. Class B	644,801	1,562
^	Keyera Corp.	62,242	1,551
	CAE Inc.	82,800	1,460
*	BlackBerry Ltd.	151,232	1,396
	Parkland Fuel Corp.	41,040	1,378
^,2	Hydro One Ltd.	94,516	1,375
	Husky Energy Inc.	94,099	1,330
	H&R REIT	87,003	1,316
	Cameco Corp.	122,136	1,308
	Toromont Industries Ltd.	24,600	1,158
	Kirkland Lake Gold Ltd.	58,800	1,154
	Industrial Alliance Insurance & Financial Services Inc.	32,600	1,153
	CI Financial Corp.	76,800	1,136
^	PrairieSky Royalty Ltd.	73,782	1,121
	Ritchie Bros Auctioneers Inc.	32,900	1,107
	Tourmaline Oil Corp.	75,842	1,106
^	Vermilion Energy Inc.	41,669	1,105
	Finning International Inc.	51,600	1,072
	ARC Resources Ltd.	114,100	1,063
	TMX Group Ltd.	16,764	1,054
^	West Fraser Timber Co. Ltd.	20,600	1,035
	George Weston Ltd.	14,200	1,033
^	AltaGas Ltd.	81,373	1,023
*	Seven Generations Energy Ltd. Class A	94,531	1,013
*	Kinross Gold Corp.	387,249	1,006
	Empire Co. Ltd.	54,529	992
^	Enbridge Income Fund Holdings Inc.	41,926	970
*	Stars Group Inc.	46,313	963
	Allied Properties REIT	29,392	944
	Stantec Inc.	36,200	942
	TFI International Inc.	27,130	903
^	Crescent Point Energy Corp.	185,800	878
	SmartCentres REIT	37,200	850
	Canadian Utilities Ltd. Class A	35,676	846
*	Canada Goose Holdings Inc.	15,100	825
	Quebecor Inc. Class B	41,600	816
	Lundin Mining Corp.	197,384	811
*	B2Gold Corp.	322,593	796
	Element Fleet Management Corp.	130,400	768
	Gibson Energy Inc.	48,358	766
*,^	Aphria Inc.	62,400	744
*	Descartes Systems Group Inc.	23,800	728
	FirstService Corp.	9,921	728
	Choice Properties REIT	78,533	712
*	Parex Resources Inc.	48,843	711
	Colliers International Group Inc.	10,376	705
	Chartwell Retirement Residences	64,900	697

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	First Capital Realty Inc.	46,600	695
	Atco Ltd.	23,600	688
*	Air Canada Class B	35,793	679
	Enerplus Corp.	72,770	677
	Yamana Gold Inc.	291,940	663
	Whitecap Resources Inc.	134,159	656
	OceanaGold Corp.	224,908	648
	IGM Financial Inc.	26,100	641
^	Canadian Western Bank	26,900	626
	Granite REIT	15,100	624
	Pan American Silver Corp.	42,224	622
*	Great Canadian Gaming Corp.	18,900	609
	Capital Power Corp.	28,917	600
*	MEG Energy Corp.	74,719	598
	Linamar Corp.	14,300	592
	Premium Brands Holdings Corp.	8,700	585
	Stella-Jones Inc.	17,932	574
	Dream Global REIT	56,000	571
	Cott Corp.	37,436	564
^	Cineplex Inc.	20,300	560
	Boyd Group Income Fund	6,100	558
	NFI Group Inc.	16,500	557
*	Turquoise Hill Resources Ltd.	319,209	538
*	Kinaxis Inc.	7,877	532
	BRP Inc.	13,217	532
*	IAMGOLD Corp.	153,394	527
	Northland Power Inc.	34,152	525
	Maple Leaf Foods Inc.	23,000	523
^	Emera Inc.	16,156	499
	Alamos Gold Inc. Class A	122,566	490
	TransAlta Corp.	86,660	458
*	Celestica Inc.	40,101	416
	Norbord Inc.	16,172	412
^	Laurentian Bank of Canada	13,015	411
	Cominar REIT	49,040	407
	Pason Systems Inc.	26,654	402
	Nevsun Resources Ltd.	90,400	402
	Innergex Renewable Energy Inc.	43,100	400
^	Superior Plus Corp.	44,353	399
^	Boardwalk REIT	10,400	387
*	Detour Gold Corp.	50,400	372
^	Dream Office REIT	20,828	369
	Artis REIT	43,300	368
*	SSR Mining Inc.	37,094	364
*	Pretium Resources Inc.	45,029	361
	ShawCor Ltd.	19,700	357
*	Endeavour Mining Corp.	23,000	353
^	Peyto Exploration & Development Corp.	42,800	349
^	Genworth MI Canada Inc.	10,500	345
*	ATS Automation Tooling Systems Inc.	23,300	343
*	Ivanhoe Mines Ltd.	178,600	336
	Enghouse Systems Ltd.	6,000	332
	Winpak Ltd.	9,500	330
	Enerflex Ltd.	27,305	329
	Transcontinental Inc. Class A	19,900	328
	Osisko Gold Royalties Ltd.	41,447	317
*	Gran Tierra Energy Inc.	99,634	305
	Russel Metals Inc.	16,400	303
*,^	Baytex Energy Corp.	147,813	302
*	NovaGold Resources Inc.	73,600	300
	Canadian Imperial Bank of Commerce	3,342	289
	Northview Apartment REIT	14,863	286
*	Canfor Corp.	19,600	282
	North West Co. Inc.	12,900	281

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Mullen Group Ltd.	26,731	278
*	Precision Drilling Corp.	112,900	273
	Westshore Terminals Investment Corp.	14,700	268
	Secure Energy Services Inc.	40,536	264
	Hudbay Minerals Inc.	65,765	258
^	TransAlta Renewables Inc.	31,300	258
	ECN Capital Corp.	96,135	255
	Martinrea International Inc.	29,300	254
	Aecon Group Inc.	17,600	253
*	Torex Gold Resources Inc.	27,758	253
*	Centerra Gold Inc.	64,052	250
	Bank of Montreal	3,309	247
*	SEMAFO Inc.	112,000	245
	Birchcliff Energy Ltd.	75,420	238
*,^	First Majestic Silver Corp.	41,900	233
*	Kelt Exploration Ltd.	47,151	218
*,^	Home Capital Group Inc. Class B	21,100	209
*	Tahoe Resources Inc.	87,681	207
^	Maxar Technologies Ltd.	13,700	205
	Corus Entertainment Inc. Class B	48,229	182
^	CES Energy Solutions Corp.	64,600	171
*	Eldorado Gold Corp.	250,505	167
*	NuVista Energy Ltd.	41,573	167
	Cascades Inc.	21,000	163
*	Sierra Wireless Inc.	8,900	160
^	Hudson's Bay Co.	24,400	157
*,^	Paramount Resources Ltd. Class A	19,353	141
	Cogeco Communications Inc.	2,800	137
	TORC Oil & Gas Ltd.	32,814	135
*	New Gold Inc.	151,653	121
*	Alacer Gold Corp.	70,700	115
	Just Energy Group Inc.	34,800	113
	Ensign Energy Services Inc.	26,400	103
	Dorel Industries Inc. Class B	6,200	101
*	Advantage Oil & Gas Ltd.	44,700	100
	First National Financial Corp.	4,600	94
	Morguard REIT	9,540	83
*	Obsidian Energy Ltd.	105,500	77
*	China Gold International Resources Corp. Ltd.	46,000	63
*	Bombardier Inc. Class A	13,420	33
*,§	Australis Capital Inc.	6,901	12
*,^	ProMetic Life Sciences Inc.	9,594	3
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	620	—
			467,103
Chile (0.1%)
	Empresas COPEC SA	167,240	2,344
	SACI Falabella	219,655	1,657
	Empresas CMPC SA	362,835	1,242
	Banco de Chile	8,094,063	1,121
	Enel Americas SA	6,222,032	981
	Latam Airlines Group SA	95,678	870
	Cencosud SA	409,838	853
	Banco Santander Chile	11,605,427	852
	Banco de Credito e Inversiones SA	12,260	771
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	16,305	704
	Sociedad Quimica y Minera de Chile SA ADR	13,980	612
	Cia Cervecerias Unidas SA	45,662	568
	Banco Santander Chile ADR	18,759	553
	Parque Arauco SA	209,058	474
	Aguas Andinas SA Class A	846,239	440
	Itau CorpBanca	44,533,717	413
	Enel Americas SA ADR	46,627	367
	Colbun SA	1,909,817	358
	Enel Chile SA	3,875,881	337

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Empresa Nacional de Telecomunicaciones SA	39,628	288
Enel Chile SA ADR	65,984	284
Engie Energia Chile SA	169,857	283
CAP SA	25,734	250
SONDA SA	162,965	232
AES Gener SA	823,686	231
Vina Concha y Toro SA	121,838	229
Embotelladora Andina SA Preference Shares	61,493	213
Ripley Corp. SA	238,372	203
* SMU SA	719,143	189
Salfacorp SA	101,820	144
Inversiones La Construccion SA	9,475	143
Inversiones Aguas Metropolitanas SA	100,293	138
* Cia Sud Americana de Vapores SA	3,831,434	115
Sociedad de Inversiones Oro Blanco SA	17,521,951	113
Besalco SA	135,365	109
Forus SA	34,712	93
Multiexport Foods SA	165,519	86
* Banco de Credito e Inversiones SA Rights Exp. 11/29/2018	937	3
* SACI Falabella Rights Exp. 11/17/2018	6,813	1
		18,864
China (2.8%)
Tencent Holdings Ltd.	1,797,367	61,576
* Alibaba Group Holding Ltd. ADR	343,426	48,863
China Construction Bank Corp.	28,126,891	22,320
* Baidu Inc. ADR	87,589	16,647
Industrial & Commercial Bank of China Ltd.	24,515,245	16,633
China Mobile Ltd.	1,703,265	15,956
Ping An Insurance Group Co. of China Ltd.	1,579,154	14,929
Bank of China Ltd.	23,680,251	10,089
CNOOC Ltd.	5,109,047	8,701
China Petroleum & Chemical Corp.	8,166,471	6,652
* JD.com Inc. ADR	252,562	5,940
NetEase Inc. ADR	23,430	4,870
PetroChina Co. Ltd.	6,672,000	4,797
China Life Insurance Co. Ltd.	2,364,420	4,738
China Merchants Bank Co. Ltd.	1,220,416	4,712
Agricultural Bank of China Ltd.	9,700,500	4,270
* Ctrip.com International Ltd. ADR	122,345	4,072
China Overseas Land & Investment Ltd.	1,200,480	3,774
Geely Automobile Holdings Ltd.	1,623,000	3,128
CSPC Pharmaceutical Group Ltd.	1,454,000	3,098
China Pacific Insurance Group Co. Ltd.	817,400	3,052
* TAL Education Group ADR	99,300	2,878
China Resources Land Ltd.	833,909	2,836
* New Oriental Education & Technology Group Inc. ADR	46,366	2,713
Country Garden Holdings Co. Ltd.	2,380,230	2,562
Shenzhou International Group Holdings Ltd.	224,291	2,487
China Shenhua Energy Co. Ltd.	1,059,000	2,396
CITIC Ltd.	1,507,000	2,264
^ China Evergrande Group	921,000	2,208
China Telecom Corp. Ltd.	4,272,034	2,021
PICC Property & Casualty Co. Ltd.	2,068,330	2,010
* 58.com Inc. ADR	30,200	1,981
ENN Energy Holdings Ltd.	231,518	1,975
Anhui Conch Cement Co. Ltd.	379,000	1,964
China Unicom Hong Kong Ltd.	1,821,574	1,905
Sunac China Holdings Ltd.	691,900	1,894
Sunny Optical Technology Group Co. Ltd.	209,200	1,826
Bank of Communications Co. Ltd.	2,393,058	1,798
Sino Biopharmaceutical Ltd.	1,984,500	1,791
Hengan International Group Co. Ltd.	218,730	1,739
China Resources Beer Holdings Co. Ltd.	494,681	1,724
ZTO Express Cayman Inc. ADR	101,822	1,652

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*,2	China Tower Corp. Ltd.	10,766,576	1,634
	Guangdong Investment Ltd.	898,000	1,608
	China Gas Holdings Ltd.	501,200	1,591
	China CITIC Bank Corp. Ltd.	2,542,525	1,576
	China Taiping Insurance Holdings Co. Ltd.	464,859	1,561
	ANTA Sports Products Ltd.	372,000	1,536
	Sinopharm Group Co. Ltd.	315,600	1,529
	Lenovo Group Ltd.	2,320,000	1,480
	China Minsheng Banking Corp. Ltd.	1,957,512	1,445
	China Conch Venture Holdings Ltd.	499,498	1,405
^	BYD Co. Ltd.	215,460	1,386
	New China Life Insurance Co. Ltd.	279,101	1,309
*	BeiGene Ltd. ADR	10,358	1,304
	Autohome Inc. ADR	17,530	1,269
	China Communications Construction Co. Ltd.	1,380,875	1,266
	China Vanke Co. Ltd.	404,489	1,249
	CITIC Securities Co. Ltd.	700,500	1,237
*	SINA Corp.	19,191	1,215
	CRRC Corp. Ltd.	1,366,800	1,200
*	Momo Inc. ADR	35,451	1,190
2	Postal Savings Bank of China Co. Ltd.	1,975,000	1,182
*,2	Wuxi Biologics Cayman Inc.	157,368	1,126
	Longfor Group Holdings Ltd.	460,000	1,118
	Haitong Securities Co. Ltd.	1,076,339	1,084
	China Railway Group Ltd.	1,206,000	1,078
2	People's Insurance Co. Group of China Ltd.	2,559,000	1,047
	China Resources Power Holdings Co. Ltd.	585,400	1,030
	Fosun International Ltd.	692,464	1,016
*,^	Meituan Dianping Class B	156,060	1,009
	Kunlun Energy Co. Ltd.	868,000	988
	Guangzhou Automobile Group Co. Ltd.	971,399	985
	China Everbright International Ltd.	1,212,777	970
*,^,2	Xiaomi Corp. Class B	618,693	968
^	Fullshare Holdings Ltd.	2,445,000	955
*	Weibo Corp. ADR	16,062	948
*	Alibaba Health Information Technology Ltd.	1,158,000	939
	China National Building Material Co. Ltd.	1,290,750	928
	China Resources Gas Group Ltd.	234,000	897
	Beijing Enterprises Holdings Ltd.	163,000	884
	Dongfeng Motor Group Co. Ltd.	894,000	883
*	Huazhu Group Ltd. ADR	32,600	853
2	Huatai Securities Co. Ltd.	525,164	845
	Haier Electronics Group Co. Ltd.	396,000	832
2	CGN Power Co. Ltd.	3,515,832	809
	Zhuzhou CRRC Times Electric Co. Ltd.	149,209	800
	Shimao Property Holdings Ltd.	404,000	796
	China Longyuan Power Group Corp. Ltd.	1,041,000	792
*,^	iQIYI Inc. ADR	39,745	781
	China Railway Construction Corp. Ltd.	608,626	773
	Brilliance China Automotive Holdings Ltd.	866,000	760
	Zijin Mining Group Co. Ltd.	2,029,301	759
	Huaneng Power International Inc.	1,358,000	757
2	China Resources Pharmaceutical Group Ltd.	513,000	754
	TravelSky Technology Ltd.	307,000	746
	China Jinmao Holdings Group Ltd.	1,766,000	744
	China Cinda Asset Management Co. Ltd.	2,974,000	730
	China Merchants Port Holdings Co. Ltd.	392,000	668
	Beijing Enterprises Water Group Ltd.	1,287,015	657
*	Vipshop Holdings Ltd. ADR	133,900	651
	China Communications Services Corp. Ltd.	786,000	637
	Far East Horizon Ltd.	654,000	635
	GF Securities Co. Ltd.	487,200	631
	Jiayuan International Group Ltd.	348,000	611
	Beijing Capital International Airport Co. Ltd.	560,000	608

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Weichai Power Co. Ltd.	613,400	606
	China Resources Cement Holdings Ltd.	682,000	605
	China Oriental Group Co. Ltd.	754,000	598
	Yanzhou Coal Mining Co. Ltd.	616,000	586
	Chongqing Rural Commercial Bank Co. Ltd.	1,050,000	580
	Kingboard Holdings Ltd.	214,840	577
^	Great Wall Motor Co. Ltd.	959,058	570
	Kingdee International Software Group Co. Ltd.	692,000	567
	Yangzijiang Shipbuilding Holdings Ltd.	624,236	560
2	3SBio Inc.	382,000	558
2	China Huarong Asset Management Co. Ltd.	3,060,000	556
2	China Galaxy Securities Co. Ltd.	1,100,500	554
	Shanghai Pharmaceuticals Holding Co. Ltd.	239,100	529
	Shenzhen International Holdings Ltd.	275,000	527
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	174,639	525
*	Alibaba Pictures Group Ltd.	3,800,000	525
*	Li Ning Co. Ltd.	548,249	516
	Guangzhou R&F Properties Co. Ltd.	325,000	513
	Jiangxi Copper Co. Ltd.	461,000	509
	COSCO SHIPPING Ports Ltd.	496,000	507
	China Oilfield Services Ltd.	542,000	506
	China Traditional Chinese Medicine Holdings Co. Ltd.	772,000	493
2	Guotai Junan Securities Co. Ltd.	231,000	487
*,^	Pinduoduo Inc. ADR	27,484	485
	Sinopec Shanghai Petrochemical Co. Ltd.	1,102,000	484
2	China International Capital Corp. Ltd.	293,600	484
	Nine Dragons Paper Holdings Ltd.	494,000	473
	Agile Group Holdings Ltd.	411,500	473
	Shandong Weigao Group Medical Polymer Co. Ltd.	520,000	466
^	China Molybdenum Co. Ltd.	1,242,000	464
	Tsingtao Brewery Co. Ltd.	116,322	460
	China Medical System Holdings Ltd.	385,000	460
2	Dali Foods Group Co. Ltd.	642,500	459
	SSY Group Ltd.	534,336	451
*	51job Inc. ADR	7,198	442
	Jiangsu Expressway Co. Ltd.	328,000	440
	AviChina Industry & Technology Co. Ltd.	656,000	438
*,^	GOME Retail Holdings Ltd.	4,383,720	438
	Air China Ltd.	540,000	437
	CIFI Holdings Group Co. Ltd.	1,018,000	427
	China Everbright Ltd.	240,000	426
*	Aluminum Corp. of China Ltd.	1,161,331	423
*	China First Capital Group Ltd.	1,026,000	414
2	Fuyao Glass Industry Group Co. Ltd.	140,000	414
	Huaneng Renewables Corp. Ltd.	1,570,000	404
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	317,009	404
	China Everbright Bank Co. Ltd.	899,000	401
	Kingsoft Corp. Ltd.	270,000	383
	Tong Ren Tang Technologies Co. Ltd.	259,000	371
2	Sinopec Engineering Group Co. Ltd.	389,635	363
	ZTE Corp.	236,614	362
2	Luye Pharma Group Ltd.	458,000	356
	China Southern Airlines Co. Ltd.	652,000	355
	Zhongsheng Group Holdings Ltd.	193,500	354
*	Country Garden Services Holdings Co. Ltd.	270,141	352
	China State Construction International Holdings Ltd.	489,750	350
	Haitian International Holdings Ltd.	177,000	348
*	BEST Inc. ADR	55,190	347
*	Genscript Biotech Corp.	224,000	346
*	GDS Holdings Ltd. ADR	14,600	343
	China Reinsurance Group Corp.	1,782,000	342
	Lee & Man Paper Manufacturing Ltd.	397,000	341
	Chinasoft International Ltd.	576,000	339
^,2	China Merchants Securities Co. Ltd.	293,200	333

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	COSCO SHIPPING Energy Transportation Co. Ltd.	600,000	329
*,2	China Literature Ltd.	60,600	329
	Inner Mongolia Yitai Coal Co. Ltd. Class B	275,904	329
	Yihai International Holding Ltd.	145,000	319
*,^	iKang Healthcare Group Inc. ADR	18,200	317
	Sino-Ocean Group Holding Ltd.	797,500	313
^	Sinotruk Hong Kong Ltd.	215,500	312
	Zhejiang Expressway Co. Ltd.	370,000	311
2	Legend Holdings Corp.	112,900	307
*,2	Meitu Inc.	578,500	303
	KWG Group Holdings Ltd.	391,000	300
	Maanshan Iron & Steel Co. Ltd.	552,000	297
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	80,000	292
2	China Railway Signal & Communication Corp. Ltd.	428,500	289
*,^	Baozun Inc. ADR	7,200	287
	Logan Property Holdings Co. Ltd.	306,000	283
	Angang Steel Co. Ltd.	326,000	279
	China Power International Development Ltd.	1,395,851	276
	China Eastern Airlines Corp. Ltd.	492,000	273
^	Future Land Development Holdings Ltd.	472,000	272
	China Water Affairs Group Ltd.	296,000	268
	China Coal Energy Co. Ltd.	581,000	261
	Yuexiu Property Co. Ltd.	1,629,207	259
	BYD Electronic International Co. Ltd.	215,500	254
	Kingboard Laminates Holdings Ltd.	329,858	253
	Shenzhen Investment Ltd.	875,953	252
*	Health & Happiness H&H International Holdings Ltd.	43,000	245
*	COSCO SHIPPING Holdings Co. Ltd.	680,000	244
	Shanghai Industrial Holdings Ltd.	114,000	240
	China Agri-Industries Holdings Ltd.	702,800	236
	China Grand Pharmaceutical and Healthcare Holdings Ltd.	486,080	236
	Greatview Aseptic Packaging Co. Ltd.	347,000	231
*	China Maple Leaf Educational Systems Ltd.	528,000	229
	Sihuan Pharmaceutical Holdings Group Ltd.	1,108,000	226
	Shanghai Electric Group Co. Ltd.	690,000	225
2	BAIC Motor Corp. Ltd.	394,400	223
	China Aoyuan Property Group Ltd.	379,000	222
*,^	Bitauto Holdings Ltd. ADR	11,600	222
*	GCL-Poly Energy Holdings Ltd.	3,669,800	218
	Lao Feng Xiang Co. Ltd. Class B	69,800	218
2	Fu Shou Yuan International Group Ltd.	272,000	209
	Zhaojin Mining Industry Co. Ltd.	234,000	207
	Shenzhen Expressway Co. Ltd.	224,000	206
	China Lesso Group Holdings Ltd.	390,000	206
	Fufeng Group Ltd.	481,000	204
	China ZhengTong Auto Services Holdings Ltd.	423,500	203
^	Shandong Chenming Paper Holdings Ltd.	360,750	203
	China Zhongwang Holdings Ltd.	442,800	197
	Sinotrans Ltd.	563,000	197
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	58,356	195
	Anhui Gujing Distillery Co. Ltd. Class B	37,400	194
	Huadian Power International Corp. Ltd.	510,000	193
	Metallurgical Corp. of China Ltd.	786,000	191
	China BlueChemical Ltd.	556,000	191
	Wuxi Little Swan Co. Ltd. Class B	40,175	191
*,^	CMBC Capital Holdings Ltd.	5,250,000	188
*,2	China Metal Resources Utilization Ltd.	320,000	184
	Tianneng Power International Ltd.	224,000	180
	Skyworth Digital Holdings Ltd.	776,000	180
	Xinjiang Goldwind Science & Technology Co. Ltd.	239,299	179
	Yanlord Land Group Ltd.	194,600	177
	Datang International Power Generation Co. Ltd.	788,000	176
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	82,633	176
	China Shineway Pharmaceutical Group Ltd.	150,000	175

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Dongyue Group Ltd.	326,000	175
*	China Education Group Holdings Ltd.	145,000	174
	Livzon Pharmaceutical Group Inc.	58,236	170
	Poly Property Group Co. Ltd.	567,000	170
	Yuzhou Properties Co. Ltd.	469,122	167
2	China Yuhua Education Corp. Ltd.	412,000	166
	Yuexiu Transport Infrastructure Ltd.	206,000	165
*	Ronshine China Holdings Ltd.	145,000	164
*	HengTen Networks Group Ltd.	4,524,000	163
*	Skyfame Realty Holdings Ltd.	942,000	162
	BBMG Corp.	585,000	162
*,^	Bilibili Inc. ADR	11,909	161
	Zhenro Properties Group Ltd.	265,000	161
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	46,400	159
	Greentown China Holdings Ltd.	226,879	159
	SOHO China Ltd.	464,500	158
2	Genertec Universal Medical Group Co. Ltd.	202,500	158
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	76,815	157
*,2	Qingdao Port International Co. Ltd.	266,000	156
	Kaisa Group Holdings Ltd.	633,000	155
	Chongqing Changan Automobile Co. Ltd. Class B	225,962	153
*	Ausnutria Dairy Corp. Ltd.	165,000	150
	China Suntien Green Energy Corp. Ltd.	581,000	149
	Shandong Airlines Co. Ltd. Class B	102,600	148
	Times China Holdings Ltd.	167,000	146
*	CAR Inc.	183,117	146
*	Yashili International Holdings Ltd.	842,000	145
*	Lifetech Scientific Corp.	667,998	145
	China SCE Group Holdings Ltd.	424,000	145
*	Sohu.com Ltd. ADR	8,000	145
	China Yongda Automobiles Services Holdings Ltd.	267,000	143
*	Digital China Holdings Ltd.	297,499	143
*	Tibet Water Resources Ltd.	504,000	143
	Beijing Capital Land Ltd.	418,000	142
2	Red Star Macalline Group Corp. Ltd.	160,414	142
	CIMC Enric Holdings Ltd.	184,000	141
*	Zhuguang Holdings Group Co. Ltd.	762,000	141
^,2	Zhou Hei Ya International Holdings Co. Ltd.	274,000	141
*,2	China Logistics Property Holdings Co. Ltd.	422,000	140
	Greentown Service Group Co. Ltd.	208,000	138
*,2	CSC Financial Co. Ltd.	241,000	137
2	Hua Hong Semiconductor Ltd.	78,000	136
	NetDragon Websoft Holdings Ltd.	76,000	135
*	Zhongyu Gas Holdings Ltd.	196,000	132
*,^	Beijing Gas Blue Sky Holdings Ltd.	2,024,000	132
*,^	Jinchuan Group International Resources Co. Ltd.	1,512,000	130
*	Fang Holdings Ltd. ADR	64,000	130
*	Zai Lab Ltd. ADR	7,800	128
*,2	A-Living Services Co. Ltd.	104,500	127
	Lonking Holdings Ltd.	563,000	127
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	137,570	127
	Guangshen Railway Co. Ltd.	336,000	126
	Sinopec Kantons Holdings Ltd.	308,000	126
	China Resources Medical Holdings Co. Ltd.	182,090	125
	China Oil & Gas Group Ltd.	1,812,000	125
*	Noah Holdings Ltd. ADR	3,293	124
*	Consun Pharmaceutical Group Ltd.	178,000	124
	Harbin Electric Co. Ltd.	434,000	123
2	Orient Securities Co. Ltd.	186,000	122
	Powerlong Real Estate Holdings Ltd.	356,000	122
*,§	SMI Holdings Group Ltd.	402,400	120
	Dazhong Transportation Group Co. Ltd. Class B	264,350	115
	China South City Holdings Ltd.	778,000	114
	Vinda International Holdings Ltd.	79,599	114

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	46,000	113
*,^	China Shanshui Cement Group Ltd.	267,000	112
	China International Marine Containers Group Co. Ltd.	125,500	111
	Hopson Development Holdings Ltd.	144,000	111
	Tongda Group Holdings Ltd.	850,293	110
	China Dongxiang Group Co. Ltd.	701,000	108
2	Redco Group	238,000	108
2	China Everbright Greentech Ltd.	149,000	107
	Global Cord Blood Corp.	17,400	106
*,§	China Huiyuan Juice Group Ltd.	398,000	103
	CITIC Resources Holdings Ltd.	1,238,000	101
*	JinkoSolar Holding Co. Ltd. ADR	12,300	99
*	COSCO Shipping International Singapore Co. Ltd.	379,700	98
	Huadian Fuxin Energy Corp. Ltd.	538,000	97
	JNBY Design Ltd.	63,000	97
	Concord New Energy Group Ltd.	2,440,000	97
	Texhong Textile Group Ltd.	79,500	96
	Bank of Chongqing Co. Ltd.	166,000	96
	Shanghai Haixin Group Co. Class B	210,800	96
	Xtep International Holdings Ltd.	173,000	95
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	278,900	94
	Sinotrans Shipping Ltd.	278,000	93
	BOE Technology Group Co. Ltd. Class B	288,800	93
*	Hi Sun Technology China Ltd.	792,000	92
	Landing International Development Ltd.	439,700	92
	Bosideng International Holdings Ltd.	650,000	91
	China Machinery Engineering Corp.	200,000	91
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	278,180	89
*	Sogou Inc. ADR	15,000	87
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	372,000	87
*	Qudian Inc. ADR	20,600	86
*,^	Carnival Group International Holdings Ltd.	4,678,114	85
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	76,394	85
*	Leyou Technologies Holdings Ltd.	365,000	83
*	China Beidahuang Industry Group Holdings Ltd.	3,192,000	82
*	COSCO SHIPPING Development Co. Ltd.	793,000	81
	Tianjin Development Holdings Ltd.	254,000	81
*,^	China Water Industry Group Ltd.	544,000	80
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	80
2	Ozner Water International Holding Ltd.	366,000	79
*,2	Haichang Ocean Park Holdings Ltd.	484,000	79
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	79
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	79
	Tiangong International Co. Ltd.	354,000	79
	West China Cement Ltd.	530,000	79
*	First Tractor Co. Ltd.	332,000	79
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	142,100	78
*	Kama Co. Ltd. Class B	148,800	78
	Beijing Jingneng Clean Energy Co. Ltd.	414,000	78
	China Overseas Grand Oceans Group Ltd.	247,500	77
	Changchai Co. Ltd. Class B	242,100	77
2	Cosmo Lady China Holdings Co. Ltd.	179,998	76
*,^	Sinofert Holdings Ltd.	668,000	75
^	Hisense Kelon Electrical Holdings Co. Ltd.	103,000	75
	Huangshan Tourism Development Co. Ltd. Class B	63,626	74
	Huaxin Cement Co. Ltd. Class B	36,200	74
	China Foods Ltd.	156,000	73
*	Beijing Enterprises Clean Energy Group Ltd.	5,760,000	73
	Xingda International Holdings Ltd.	269,000	73
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	106,000	72
	Sinosoft Technology Group Ltd.	252,000	72
	Launch Tech Co. Ltd.	73,500	72
	Minmetals Land Ltd.	470,000	72
*	Wisdom Education International Holdings Co. Ltd.	160,000	72

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	China National Accord Medicines Corp. Ltd. Class B	20,760	72
	Shanghai Baosight Software Co. Ltd. Class B	40,000	69
^	China High Speed Transmission Equipment Group Co. Ltd.	73,000	69
	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	68
	Bengang Steel Plates Co. Ltd. Class B	223,200	68
	Anhui Expressway Co. Ltd.	116,000	67
	Chongqing Machinery & Electric Co. Ltd.	1,042,000	64
	Greenland Hong Kong Holdings Ltd.	275,000	63
	China Overseas Property Holdings Ltd.	267,493	63
	Central China Securities Co. Ltd.	256,988	62
	Weifu High-Technology Group Co. Ltd. Class B	34,600	60
	China Lilang Ltd.	73,000	60
	Shandong Chenming Paper Holdings Ltd. Class B	101,100	59
	Shanghai Huayi Group Corp. Ltd. Class B	63,200	58
	PAX Global Technology Ltd.	118,000	58
	CSG Holding Co. Ltd. Class B	170,742	58
*,§,2	Tianhe Chemicals Group Ltd.	383,088	57
	Dah Chong Hong Holdings Ltd.	166,000	56
2	Tian Ge Interactive Holdings Ltd.	105,000	55
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	156,600	54
*	Chongqing Iron & Steel Co. Ltd.	378,000	54
	INESA Intelligent Tech Inc. Class B	103,700	54
	Guangdong Provincial Expressway Development Co. Ltd. Class B	75,700	53
	Wasion Holdings Ltd.	108,000	53
*,§	Coolpad Group Ltd.	547,400	50
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	107,000	49
	Sichuan Expressway Co. Ltd.	166,000	49
	Guorui Properties Ltd.	205,000	49
2	Everbright Securities Co. Ltd.	55,000	48
*,§	Hanergy Thin Film Power Group Ltd.	1,810,000	47
	Ajisen China Holdings Ltd.	140,000	47
	Dawnrays Pharmaceutical Holdings Ltd.	200,000	46
	Tianjin Port Development Holdings Ltd.	450,000	46
*	O-Net Technologies Group Ltd.	104,000	45
^	Enerchina Holdings Ltd.	901,800	45
*	Capital Environment Holdings Ltd.	2,152,000	45
*	Shougang Concord International Enterprises Co. Ltd.	1,988,000	45
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	125,576	45
^	Q Technology Group Co. Ltd.	92,000	44
	Jiangling Motors Corp. Ltd. Class B	48,400	43
	Shanghai Jinjiang International Travel Co. Ltd. Class B	22,772	43
	Shanghai Highly Group Co. Ltd. Class B	47,700	42
*	Renhe Commercial Holdings Co. Ltd.	1,250,000	42
	Dalian Port PDA Co. Ltd.	326,600	42
*,2	Cogobuy Group	121,000	41
	Luthai Textile Co. Ltd. Class B	35,800	40
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	40
	China Power Clean Energy Development Co. Ltd.	137,000	39
*	Huadian Energy Co. Ltd. Class B	131,400	38
	Fantasia Holdings Group Co. Ltd.	375,000	37
*,§	National Agricultural Holdings Ltd.	246,000	37
*	China Minsheng Financial Holding Corp. Ltd.	1,210,000	37
	Chaowei Power Holdings Ltd.	86,000	37
	Dongjiang Environmental Co. Ltd.	37,500	37
	Shanghai Industrial Urban Development Group Ltd.	246,000	37
	Qingling Motors Co. Ltd.	140,000	36
*,^	FDG Electric Vehicles Ltd.	3,675,000	36
*,^	Huayi Tencent Entertainment Co. Ltd.	1,480,000	35
	Xiamen International Port Co. Ltd.	266,000	35
	SIIC Environment Holdings Ltd.	180,320	35
*	Sinopec Oilfield Service Corp.	316,000	35
*,2	Yixin Group Ltd.	134,000	35
	China Electronics Optics Valley Union Holding Co. Ltd.	624,000	35
	361 Degrees International Ltd.	146,000	34

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	33
*	Xinjiang Xinxin Mining Industry Co. Ltd.	346,000	32
	China Fangda Group Co. Ltd. Class B	74,700	32
	TCL Electronics Holdings Ltd.	77,333	32
	Poly Culture Group Corp. Ltd.	27,200	31
	Beijing North Star Co. Ltd.	118,000	31
*,§	China Fiber Optic Network System Group Ltd.	348,000	31
*	China Modern Dairy Holdings Ltd.	238,500	30
^	Grand Baoxin Auto Group Ltd.	136,383	30
*	Sinolink Worldwide Holdings Ltd.	386,000	29
	China Electronics Huada Technology Co. Ltd.	322,000	28
	Weiqiao Textile Co.	88,000	28
2	Beijing Urban Construction Design & Development Group Co. Ltd.	88,000	28
*	China Minsheng DIT Group Ltd.	1,300,000	27
	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	27
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	27
*	Comba Telecom Systems Holdings Ltd.	190,039	27
*	Shang Gong Group Co. Ltd. Class B	42,600	27
*	Chiho Environmental Group Ltd.	92,000	27
*	PW Medtech Group Ltd.	159,000	27
	Colour Life Services Group Co. Ltd.	55,000	27
*	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	27
	China Aerospace International Holdings Ltd.	382,000	26
	Shanghai Diesel Engine Co. Ltd. Class B	46,100	26
*	Dongfang Electric Corp. Ltd.	44,800	24
*	AVIC International Holding HK Ltd.	1,018,042	24
*,§	V1 Group Ltd.	370,000	23
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	22
*	Hybrid Kinetic Group Ltd.	3,574,000	22
	China Merchants Land Ltd.	168,000	22
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	22
*	China Chengtong Development Group Ltd.	816,000	21
	Eastern Communications Co. Ltd. Class B	45,100	20
2	Shengjing Bank Co. Ltd.	45,354	20
	Jinzhou Port Co. Ltd. Class B	56,400	20
^	CT Environmental Group Ltd.	424,000	19
	CPMC Holdings Ltd.	55,000	18
	Foshan Electrical and Lighting Co. Ltd. Class B	37,290	18
*,^	North Mining Shares Co. Ltd.	5,110,000	18
*	Rentian Technology Holdings Ltd.	950,000	17
*	Glorious Property Holdings Ltd.	355,000	17
*	Zhonglu Co. Ltd. Class B	26,400	17
§	China Singyes Solar Technologies Holdings Ltd.	56,400	15
*	China Yurun Food Group Ltd.	195,000	15
*	Phoenix Media Investment Holdings Ltd.	200,000	15
*,§	Anxin-China Holdings Ltd.	312,000	15
	Shanghai Bailian Group Co. Ltd. Class B	15,500	15
	China Everbright Water Ltd.	47,300	12
	Hilong Holding Ltd.	87,000	10
	China All Access Holdings Ltd.	220,000	10
*	SRE Group Ltd.	490,000	9
*	China Rare Earth Holdings Ltd.	179,113	8
*,§	China Lumena New Materials Corp.	476,000	8
*,§	Mingfa Group International Co. Ltd.	30,971	7
*,§	Tech Pro Technology Development Ltd.	833,600	7
2	Kangda International Environmental Co. Ltd.	59,998	7
*	Silk Road Logistics Holdings Ltd.	483,480	5
*	China Dynamics Holdings Ltd.	350,000	4
*	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	728,000	4
*,§	Real Nutriceutical Group Ltd.	143,000	4
*,§	Hua Han Health Industry Holdings Ltd.	214,708	3
*	MIE Holdings Corp.	144,000	3
*	China Soft Power Technology Holdings Ltd.	344,742	2
*	Fullsun International Holdings Group Co. Ltd.	7,000	1

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Tongda Hong Tai Holdings Ltd.	3,756	1
*,^,§	Midas Holdings Ltd.	223,900	—
*,^,§	China Huishan Dairy Holdings Co. Ltd.	822,401	—
			442,794
Colombia (0.0%)
	Bancolombia SA ADR	54,925	2,029
	Ecopetrol SA	780,704	907
	Ecopetrol SA ADR	31,110	724
	Grupo de Inversiones Suramericana SA	72,408	706
	Grupo Aval Acciones y Valores Preference Shares	1,232,442	433
	Interconexion Electrica SA ESP	113,624	422
	Almacenes Exito SA	77,262	334
	Banco Davivienda SA Preference Shares	30,722	296
	Grupo de Inversiones Suramericana SA Preference Shares	30,601	279
	Corp Financiera Colombiana SA	26,515	162
	Bancolombia SA Preference Shares	14,574	136
*	CEMEX Latam Holdings SA	84,588	131
	Avianca Holdings SA Preference Shares	138,294	85
			6,644
Czech Republic (0.0%)
	CEZ AS	50,856	1,210
	Komercni banka as	22,956	871
2	Moneta Money Bank AS	158,283	525
	Philip Morris CR AS	235	148
	O2 Czech Republic AS	10,040	106
*	PFNonwovens SA	267	10
			2,870
Denmark (0.5%)
	Novo Nordisk A/S Class B	534,694	23,092
	DSV A/S	59,255	4,754
	Danske Bank A/S	209,260	4,005
	Coloplast A/S Class B	42,551	3,971
	Vestas Wind Systems A/S	61,231	3,840
	Carlsberg A/S Class B	34,626	3,820
	Novozymes A/S	65,861	3,253
	Chr Hansen Holding A/S	30,888	3,118
2	Orsted A/S	47,193	2,992
	AP Moller - Maersk A/S Class B	2,328	2,938
*	Genmab A/S	17,309	2,368
	Pandora A/S	33,371	2,086
	ISS A/S	56,462	1,854
	GN Store Nord A/S	41,174	1,747
	AP Moller - Maersk A/S Class A	1,053	1,250
	Royal Unibrew A/S	16,173	1,148
*	William Demant Holding A/S	34,691	1,140
*	Ambu A/S Class B	49,640	1,034
	Jyske Bank A/S	23,008	939
	SimCorp A/S	11,660	898
	Tryg A/S	37,182	896
	H Lundbeck A/S	19,075	890
	FLSmidth & Co. A/S	15,604	819
	Topdanmark A/S	14,420	685
	Rockwool International A/S Class B	2,005	685
	Sydbank A/S	19,827	458
	Dfds A/S	8,824	378
	Schouw & Co. A/S	4,587	375
*	Nilfisk Holding A/S	9,210	361
*	ALK-Abello A/S	2,242	359
2	Scandinavian Tobacco Group A/S	21,715	329
	Spar Nord Bank A/S	34,779	288
*	Bang & Olufsen A/S	11,316	235
*	Bavarian Nordic A/S	8,899	206
*	D/S Norden A/S	13,605	188

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Solar A/S Class B	3,228	173
	Alm Brand A/S	18,659	156
	Matas A/S	15,123	146
*	NKT A/S	7,256	136
*,§	OW Bunker A/S	3,210	—
			78,010
Egypt (0.0%)
	Commercial International Bank Egypt SAE	322,706	1,446
	ElSewedy Electric Co.	296,180	251
	Eastern Tobacco	272,070	244
	Egypt Kuwait Holding Co. SAE	151,515	168
*	Egyptian Financial Group-Hermes Holding Co.	207,673	164
	Talaat Moustafa Group	292,136	151
*	Six of October Development & Investment	132,125	111
	Sidi Kerir Petrochemicals Co.	79,618	98
*	Global Telecom Holding SAE	608,896	94
*	Pioneers Holding for Financial Investments SAE	239,340	90
	Oriental Weavers	109,768	56
*	Palm Hills Developments SAE	405,233	53
*	Medinet Nasr Housing	133,609	53
*	Orascom Investment Holding GDR	231,005	49
	Abou Kir Fertilizers & Chemical Industries	30,844	47
	Heliopolis Housing	43,756	44
	Alexandria Mineral Oils Co.	89,194	35
	Telecom Egypt Co.	55,015	32
	Juhayna Food Industries	57,874	31
*	Ezz Steel Co. SAE	24,554	26
	Orascom Construction Ltd.	3,826	25
*	Palm Hills Developments SAE Rights Exp. 11/15/2018	135,077	2
			3,270
Finland (0.4%)
	Nokia Oyj	1,767,873	9,986
	Sampo Oyj Class A	154,058	7,085
	Kone Oyj Class B	124,744	6,072
	UPM-Kymmene Oyj	173,573	5,580
	Neste Oyj	43,722	3,590
	Fortum Oyj	135,888	2,861
	Stora Enso Oyj	176,839	2,657
	Wartsila OYJ Abp	143,664	2,445
	Elisa Oyj	44,116	1,755
	Amer Sports Oyj	35,480	1,319
	Nokian Renkaat Oyj	41,081	1,307
	Kesko Oyj Class B	20,248	1,183
	Orion Oyj Class B	31,648	1,089
	Metso Oyj	31,446	993
	Valmet Oyj	41,386	942
	Konecranes Oyj Class A	24,438	875
	Huhtamaki Oyj	28,748	806
	Tieto Oyj	23,042	742
	Cargotec Oyj Class B	15,131	629
	Metsa Board Oyj	53,803	470
	Outokumpu Oyj	95,736	401
	DNA Oyj	19,648	385
	Cramo Oyj	16,699	318
	Kemira Oyj	23,535	289
	YIT Oyj	49,763	283
	Sanoma Oyj	24,619	277
	Citycon Oyj	112,942	219
	Uponor Oyj	16,929	183
*	Outotec Oyj	43,506	168
*	Caverion Oyj	25,972	163
	Ramirent Oyj	20,779	152
	Raisio Oyj	43,911	135
	Oriola Oyj	39,257	120

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Finnair Oyj	15,836	119
F-Secure Oyj	23,948	62
* Stockmann OYJ Abp Class B	12,229	42
		55,702
France (3.0%)
TOTAL SA	791,400	46,436
Sanofi	343,130	30,663
LVMH Moet Hennessy Louis Vuitton SE	78,124	23,703
Airbus SE	172,996	19,119
BNP Paribas SA	338,779	17,655
AXA SA	609,024	15,242
L'Oreal SA	63,674	14,346
Air Liquide SA	117,006	14,145
Safran SA	104,482	13,502
Danone SA	187,940	13,309
Vinci SA	144,784	12,886
Schneider Electric SE	160,409	11,599
Kering SA	23,235	10,328
Pernod Ricard SA	66,908	10,203
Orange SA	608,794	9,502
EssilorLuxottica SA	63,117	8,621
Societe Generale SA	229,840	8,425
Vivendi SA	303,587	7,322
Engie SA	507,436	6,742
Capgemini SE	49,577	6,054
Legrand SA	91,354	5,966
Cie de Saint-Gobain	157,358	5,928
Cie Generale des Etablissements Michelin SCA	56,453	5,779
Hermes International	9,638	5,502
Dassault Systemes SE	41,996	5,257
Credit Agricole SA	362,965	4,649
Renault SA	58,221	4,348
Peugeot SA	175,321	4,168
Thales SA	31,104	3,973
Publicis Groupe SA	67,086	3,883
Carrefour SA	178,246	3,457
Veolia Environnement SA	157,301	3,135
STMicroelectronics NV	201,134	3,058
Accor SA	63,745	2,913
Teleperformance	17,557	2,892
Sodexo SA	27,997	2,858
Edenred	73,916	2,804
L'Oreal SA Loyalty Line	12,108	2,728
TechnipFMC plc	100,985	2,679
Atos SE	30,593	2,617
Electricite de France SA	150,558	2,494
Valeo SA	76,276	2,460
SES SA Class A	113,812	2,443
* Ubisoft Entertainment SA	27,056	2,427
Gecina SA	16,325	2,394
Arkema SA	22,719	2,384
Bouygues SA	64,449	2,348
Eiffage SA	22,809	2,228
SCOR SE	48,154	2,225
Klepierre SA	61,795	2,094
Alstom SA	47,320	2,067
Bureau Veritas SA	83,467	1,883
Air Liquide SA	15,489	1,872
Aeroports de Paris	8,850	1,851
Eurofins Scientific SE	3,536	1,782
Getlink	140,309	1,765
Orpea	13,852	1,705
Suez	118,045	1,703
Natixis SA	272,620	1,592

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Ipsen SA	10,587	1,468
	Ingenico Group SA	19,629	1,389
	Rubis SCA	26,477	1,366
2	Euronext NV	21,522	1,324
	TechnipFMC plc	50,111	1,318
	Bollore SA	306,118	1,295
	Covivio	12,033	1,207
	Rexel SA	92,962	1,185
	Dassault Aviation SA	708	1,174
	Wendel SA	8,582	1,112
	Eutelsat Communications SA	54,381	1,101
	SEB SA	7,676	1,101
	CNP Assurances	49,099	1,094
	Faurecia SA	22,567	1,094
	Eurazeo SE	14,058	1,027
2	Amundi SA	16,990	1,009
	BioMerieux	12,888	983
	Lagardere SCA	34,678	948
	Iliad SA	7,849	907
	ICADE	10,630	901
	Remy Cointreau SA	7,523	893
	Sartorius Stedim Biotech	7,075	877
	Elis SA	42,655	860
	Alten SA	8,824	850
	Societe BIC SA	8,110	776
	Altran Technologies SA	72,250	716
	JCDecaux SA	21,746	714
	Imerys SA	11,492	708
^	Casino Guichard Perrachon SA	15,789	696
*,2	Worldline SA/France	12,808	674
*	Air France-KLM	68,516	662
	Nexity SA	13,351	638
	Gaztransport Et Technigaz SA	8,096	598
^	SPIE SA	35,489	556
2	Elior Group SA	38,533	554
*	CGG SA	216,740	524
	Korian SA	12,978	511
*,^	Vallourec SA	105,433	498
	Sopra Steria Group	4,494	498
	Cie Plastic Omnium SA	17,774	494
2	ALD SA	27,079	403
*	SOITEC	5,077	362
*	Rothschild & Co.	9,000	359
2	Maisons du Monde SA	14,100	353
	Metropole Television SA	18,015	349
*	Fnac Darty SA	4,856	345
	Television Francaise 1	30,649	312
	IPSOS	11,439	305
2	Europcar Mobility Group	31,724	300
	Neopost SA	8,928	287
	Trigano SA	2,626	267
	Coface SA	25,157	251
	Eramet	2,680	247
	Vicat SA	4,456	239
	Nexans SA	7,979	230
*	DBV Technologies SA	5,817	215
	Akka Technologies	3,108	205
	Tarkett SA	9,079	199
	Interparfums SA	4,638	192
	Beneteau SA	11,337	188
	Altarea SCA	849	186
*,2	SMCP SA	7,781	184
*	Genfit	7,467	174
	Derichebourg SA	34,724	167

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Mercialys SA	11,167	164
	Albioma SA	8,342	162
*	Virbac SA	1,008	162
	Carmila SA	7,070	156
	LISI	5,088	148
*	Etablissements Maurel et Prom	31,465	146
	Bonduelle SCA	3,988	141
	Mersen SA	4,185	138
*,^	Technicolor SA	97,769	125
	FFP	992	117
	Electricite de France SA	6,661	110
	Vilmorin & Cie SA	1,799	107
	Manitou BF SA	3,706	104
	Synergie SA	3,322	101
*,2	X-Fab Silicon Foundries SE	14,653	100
	SEB SA Loyalty Line	643	92
	AKWEL	4,578	91
	Jacquet Metal Service SA	4,253	88
	GL Events	3,863	83
^	Rallye SA	7,379	82
	Guerbet	1,179	75
	Boiron SA	1,048	63
*,^	Bourbon Corp.	9,593	56
	Haulotte Group SA	4,382	50
	Union Financiere de France BQE SA	1,138	35
*	Stallergenes Greer plc	975	30
	Groupe Crit	316	21
	Esso SA Francaise	389	15
*	CGG SA Warrants Exp. 02/21/2023	17,195	2
			463,496
Germany (2.8%)
	SAP SE	304,209	32,573
	Siemens AG	242,261	27,847
	Allianz SE	133,394	27,789
	Bayer AG	294,675	22,588
	BASF SE	287,745	22,081
	Deutsche Telekom AG	1,027,596	16,854
	Daimler AG	269,629	15,972
	Linde AG- Tender Line	58,778	14,851
	adidas AG	62,358	14,664
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	47,655	10,236
	Volkswagen AG Preference Shares	60,597	10,181
	Deutsche Post AG	305,386	9,643
	Bayerische Motoren Werke AG	100,459	8,651
	Fresenius SE & Co. KGaA	128,428	8,162
	Vonovia SE	165,154	7,547
	Deutsche Boerse AG	59,596	7,531
	Infineon Technologies AG	359,311	7,200
	Wirecard AG	36,471	6,822
	E.ON SE	676,722	6,544
	Henkel AG & Co. KGaA Preference Shares	57,811	6,316
	Deutsche Bank AG	595,807	5,823
	Continental AG	34,507	5,686
	Fresenius Medical Care AG & Co. KGaA	69,197	5,433
	Deutsche Wohnen SE	113,766	5,204
	Merck KGaA	42,056	4,500
2	Covestro AG	58,311	3,760
	MTU Aero Engines AG	16,063	3,411
	HeidelbergCement AG	49,698	3,373
	thyssenkrupp AG	157,002	3,291
	Beiersdorf AG	31,311	3,238
*	Commerzbank AG	332,394	3,130
	RWE AG	160,671	3,126
	Symrise AG	37,209	3,117

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Porsche Automobil Holding SE Preference Shares	47,711	3,034
	Henkel AG & Co. KGaA	28,770	2,818
	Hannover Rueck SE	18,980	2,552
	Brenntag AG	47,540	2,483
*	QIAGEN NV	67,800	2,461
	LEG Immobilien AG	19,442	2,125
	LANXESS AG	28,169	1,744
	Uniper SE	60,053	1,733
*,2	Siemens Healthineers AG	40,424	1,673
*,2	Zalando SE	42,827	1,656
*	Aroundtown SA	198,431	1,644
	Evonik Industries AG	52,758	1,632
	ProSiebenSat.1 Media SE	70,412	1,626
	GEA Group AG	51,741	1,572
	Sartorius AG Preference Shares	10,515	1,521
	United Internet AG	35,821	1,482
	Deutsche Lufthansa AG	72,137	1,448
	HUGO BOSS AG	19,811	1,416
2	Scout24 AG	33,150	1,374
	Puma SE	2,643	1,359
*,2	Delivery Hero SE	33,567	1,352
	Bayerische Motoren Werke AG Preference Shares	17,686	1,332
	KION Group AG	21,917	1,281
	OSRAM Licht AG	31,457	1,275
*	Knorr-Bremse AG	13,673	1,239
	Volkswagen AG	6,963	1,146
	Rheinmetall AG	13,165	1,139
	K&S AG	59,151	1,102
	MAN SE	10,242	1,067
	FUCHS PETROLUB SE	24,190	1,047
	TAG Immobilien AG	42,896	979
	Carl Zeiss Meditec AG	11,583	949
*	MorphoSys AG	9,958	922
	Axel Springer SE	13,693	909
2	Innogy SE	20,014	884
	HOCHTIEF AG	5,738	850
	Freenet AG	37,708	848
*,§	Innogy SE	20,014	834
	Fraport AG Frankfurt Airport Services Worldwide	10,648	822
	Telefonica Deutschland Holding AG	209,645	815
	Grand City Properties SA	33,506	810
	METRO AG	51,745	778
	RTL Group SA	12,077	775
	Gerresheimer AG	10,865	766
	Bechtle AG	8,596	763
*	Evotec AG	38,397	757
	GRENKE AG	7,725	741
	Aareal Bank AG	19,832	738
	alstria office REIT-AG	50,550	728
	TLG Immobilien AG	27,642	702
	Aurubis AG	11,499	698
*	Dialog Semiconductor plc	25,962	685
	Nemetschek SE	5,198	683
	Software AG	14,689	658
	1&1 Drillisch AG	14,282	637
	CTS Eventim AG & Co. KGaA	16,738	628
	STADA Arzneimittel AG	6,775	626
	Hella GmbH & Co. KGaA	13,335	624
*,2	Rocket Internet SE	21,430	619
	Siltronic AG	6,555	600
	Norma Group SE	11,081	598
	Rational AG	987	572
	Stabilus SA	8,206	550
*	Jenoptik AG	18,037	546

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Jungheinrich AG Preference Shares	16,227	538
2	Deutsche Pfandbriefbank AG	39,937	530
2	ADO Properties SA	8,450	498
	Duerr AG	13,648	486
	Deutsche EuroShop AG	15,101	469
	Sixt SE Preference Shares	6,669	458
	Salzgitter AG	11,432	457
*,^	AIXTRON SE	35,309	443
	Fielmann AG	7,065	438
	Wacker Chemie AG	4,686	419
	CANCOM SE	10,008	408
	CompuGroup Medical SE	7,076	400
	Krones AG	4,377	391
	Bilfinger SE	8,961	390
	TUI AG	23,341	386
	Talanx AG	10,705	383
	Sixt SE	3,725	379
	Suedzucker AG	23,788	368
	Fuchs Petrolub SE Preference Shares	7,881	365
	S&T AG	14,510	361
	Leoni AG	9,596	350
	RWE AG Preference Shares	20,859	347
	Stroeer SE & Co. KGaA	6,559	343
	Deutz AG	42,585	317
2	Hapag-Lloyd AG	8,429	312
*	zooplus AG	1,876	310
*,2	DWS Group GmbH & Co. KGaA	10,750	300
	XING SE	985	296
	CECONOMY AG	51,129	261
	Pfeiffer Vacuum Technology AG	2,059	256
	PATRIZIA Immobilien AG	14,852	255
2	Befesa SA	5,660	251
	Indus Holding AG	4,580	250
	DMG Mori AG	5,149	249
	Washtec AG	3,206	247
*	Hypoport AG	1,209	242
*	Isra Vision AG	4,880	209
	Schaeffler AG Preference Shares	18,887	199
	KWS Saat SE	581	197
	BayWa AG	6,589	192
	RHOEN-KLINIKUM AG	7,525	190
	RIB Software SE	10,730	185
	VTG AG	3,093	185
	Koenig & Bauer AG	3,654	179
*,^	Heidelberger Druckmaschinen AG	76,327	177
	Takkt AG	10,249	174
	Hornbach Holding AG & Co. KGaA	2,609	172
*	Nordex SE	17,970	167
	Vossloh AG	3,545	164
	Kloeckner & Co. SE	19,462	164
	Wacker Neuson SE	7,364	164
*	Corestate Capital Holding SA	3,253	140
	Biotest AG Preference Shares	5,050	134
*	SGL Carbon SE	13,210	132
	Hamburger Hafen und Logistik AG	6,220	132
	DIC Asset AG	11,921	129
	Wuestenrot & Wuerttembergische AG	5,901	119
	Deutsche Beteiligungs AG	2,883	118
	Diebold Nixdorf AG	1,798	116
*	Varta AG	3,596	113
	Bertrandt AG	1,140	94
*,2	Tele Columbus AG	26,416	93
	Draegerwerk AG & Co. KGaA	1,848	90
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	86

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	comdirect bank AG	7,126	84
	SMA Solar Technology AG	3,151	74
	ElringKlinger AG	6,460	55
	Hornbach Baumarkt AG	2,055	55
	CropEnergies AG	7,938	35
	H&R GmbH & Co. KGaA	3,176	24
			429,265
Greece (0.0%)
	Hellenic Telecommunications Organization SA ADR	137,099	752
*	Alpha Bank AE	450,992	681
	OPAP SA	64,589	607
	JUMBO SA	30,577	445
*	Eurobank Ergasias SA	543,015	366
	Motor Oil Hellas Corinth Refineries SA	14,637	347
	Titan Cement Co. SA	12,669	279
	National Bank of Greece SA	160,324	278
	Mytilineos Holdings SA	26,080	230
	Hellenic Petroleum SA	24,209	192
	Grivalia Properties REIC AE	21,026	181
*	GEK Terna Holding Real Estate Construction SA	31,563	167
	Holding Co. ADMIE IPTO SA	82,107	150
	Sarantis SA	16,556	131
*	Piraeus Bank SA	77,791	114
*	Viohalco SA	35,271	101
	Aegean Airlines SA	12,797	97
	Fourlis Holdings SA	19,211	94
	Terna Energy SA	13,243	92
	Hellenic Exchanges SA	17,966	79
*,§	FF Group	12,862	70
*	Public Power Corp. SA	29,269	44
*	Ellaktor SA	29,150	42
			5,539
Hong Kong (1.1%)
	AIA Group Ltd.	3,807,182	28,961
	Hong Kong Exchanges & Clearing Ltd.	372,482	9,918
	CK Hutchison Holdings Ltd.	853,427	8,596
	Link REIT	687,460	6,110
	CLP Holdings Ltd.	544,875	6,106
	Sun Hung Kai Properties Ltd.	443,003	5,757
	CK Asset Holdings Ltd.	852,427	5,547
	Hong Kong & China Gas Co. Ltd.	2,871,331	5,485
	Hang Seng Bank Ltd.	233,166	5,467
	BOC Hong Kong Holdings Ltd.	1,138,500	4,262
	Jardine Matheson Holdings Ltd.	65,939	3,808
	Galaxy Entertainment Group Ltd.	660,000	3,583
	Sands China Ltd.	766,800	3,032
	Power Assets Holdings Ltd.	401,000	2,678
	China Mengniu Dairy Co. Ltd.	835,000	2,471
	Wharf Real Estate Investment Co. Ltd.	378,600	2,353
	New World Development Co. Ltd.	1,736,224	2,209
	Hongkong Land Holdings Ltd.	368,100	2,180
	MTR Corp. Ltd.	428,326	2,078
	Jardine Strategic Holdings Ltd.	55,795	1,874
2	WH Group Ltd.	2,623,684	1,843
	Techtronic Industries Co. Ltd.	390,500	1,839
	Swire Pacific Ltd. Class A	166,642	1,731
	Henderson Land Development Co. Ltd.	361,997	1,688
	AAC Technologies Holdings Inc.	219,500	1,672
^	Sino Land Co. Ltd.	928,279	1,458
	CK Infrastructure Holdings Ltd.	190,500	1,394
	Wheelock & Co. Ltd.	250,000	1,337
	Want Want China Holdings Ltd.	1,780,467	1,274
	Bank of East Asia Ltd.	369,672	1,199
	Swire Properties Ltd.	333,046	1,138

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
2	Samsonite International SA	391,196	1,128
	Hang Lung Properties Ltd.	622,000	1,127
	Wynn Macau Ltd.	456,800	952
	Wharf Holdings Ltd.	372,600	931
	ASM Pacific Technology Ltd.	102,822	892
	Hysan Development Co. Ltd.	189,000	886
	Vitasoy International Holdings Ltd.	270,000	861
	Tingyi Cayman Islands Holding Corp.	580,000	859
	NWS Holdings Ltd.	419,500	833
	Dairy Farm International Holdings Ltd.	89,700	810
*,^	Semiconductor Manufacturing International Corp.	935,600	773
	Sun Art Retail Group Ltd.	691,579	758
	Minth Group Ltd.	228,000	741
	PCCW Ltd.	1,316,000	723
	Hang Lung Group Ltd.	262,000	645
	Xinyi Glass Holdings Ltd.	648,000	643
	VTech Holdings Ltd.	51,800	609
	Yue Yuen Industrial Holdings Ltd.	216,000	593
	PRADA SPA	164,900	586
	Kerry Properties Ltd.	184,000	579
	Hopewell Holdings Ltd.	168,500	521
	United Energy Group Ltd.	2,486,000	485
	SJM Holdings Ltd.	572,000	464
2	BOC Aviation Ltd.	64,200	460
	Shangri-La Asia Ltd.	331,519	453
	Melco International Development Ltd.	245,000	420
	Luk Fook Holdings International Ltd.	126,000	416
	Champion REIT	608,000	409
	NagaCorp Ltd.	444,000	407
	First Pacific Co. Ltd.	901,200	403
	Swire Pacific Ltd. Class B	245,000	395
	Fortune REIT	353,923	387
	Great Eagle Holdings Ltd.	84,000	384
	Li & Fung Ltd.	1,806,000	358
	Uni-President China Holdings Ltd.	361,800	352
	MGM China Holdings Ltd.	239,600	340
	Pacific Basin Shipping Ltd.	1,483,000	325
	Hongkong & Shanghai Hotels Ltd.	227,000	313
	Lifestyle International Holdings Ltd.	179,000	310
	Nexteer Automotive Group Ltd.	217,000	306
	IGG Inc.	288,000	305
	Xinyi Solar Holdings Ltd.	958,200	300
	Dah Sing Financial Holdings Ltd.	55,744	299
	HKBN Ltd.	193,689	291
	Cathay Pacific Airways Ltd.	228,000	290
	Cafe de Coral Holdings Ltd.	134,000	290
	Yuexiu REIT	438,940	267
*	MMG Ltd.	690,117	260
	L'Occitane International SA	138,250	259
	SITC International Holdings Co. Ltd.	352,000	259
	Shougang Fushan Resources Group Ltd.	1,236,000	250
	Johnson Electric Holdings Ltd.	110,250	247
	Sunlight REIT	410,000	247
	Towngas China Co. Ltd.	332,000	242
	Chow Tai Fook Jewellery Group Ltd.	273,000	240
	SmarTone Telecommunications Holdings Ltd.	172,000	239
	Value Partners Group Ltd.	313,000	233
	China Travel International Investment Hong Kong Ltd.	864,000	232
	Shui On Land Ltd.	1,104,500	223
	K Wah International Holdings Ltd.	490,000	222
	Man Wah Holdings Ltd.	469,200	217
	Dah Sing Banking Group Ltd.	113,537	216
	Television Broadcasts Ltd.	98,900	209
	Haitong International Securities Group Ltd.	626,038	205

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Kerry Logistics Network Ltd.	128,000	203
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	200
^	China Goldjoy Group Ltd.	4,396,000	180
*,2	Razer Inc.	1,149,000	178
	SA Sa International Holdings Ltd.	455,995	176
	Mandarin Oriental International Ltd.	88,774	168
	Prosperity REIT	471,000	167
	Giordano International Ltd.	354,000	157
	Canvest Environmental Protection Group Co. Ltd.	291,000	155
	Lai Sun Development Co. Ltd.	106,080	154
	Shun Tak Holdings Ltd.	472,000	151
2	Crystal International Group Ltd.	275,500	151
	Spring REIT	250,000	150
*	Agritrade Resources Ltd.	735,000	147
	Liu Chong Hing Investment Ltd.	99,982	145
^	Chinese Estates Holdings Ltd.	147,000	138
	Guotai Junan International Holdings Ltd.	746,000	136
*	Zhaobangji Properties Holdings Ltd.	96,000	125
	Huabao International Holdings Ltd.	256,000	119
	CP Pokphand Co. Ltd.	1,350,000	117
*,^	Esprit Holdings Ltd.	510,346	116
2	FIT Hon Teng Ltd.	279,000	116
*,^,§	Superb Summit International Group Ltd.	620,000	115
*	HC Group Inc.	170,000	110
	Hutchison Telecommunications Hong Kong Holdings Ltd.	290,000	107
2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	85,000	107
	Far East Consortium International Ltd.	225,000	105
	Emperor Watch & Jewellery Ltd.	2,560,000	101
	Microport Scientific Corp.	83,852	100
	Pacific Textiles Holdings Ltd.	97,000	98
	HKR International Ltd.	201,520	96
	Yip's Chemical Holdings Ltd.	316,000	96
	CITIC Telecom International Holdings Ltd.	302,500	95
	China Harmony New Energy Auto Holding Ltd.	231,000	92
*	Anton Oilfield Services Group	648,000	92
*	New World Department Store China Ltd.	459,000	91
	Singamas Container Holdings Ltd.	548,000	88
	Pou Sheng International Holdings Ltd.	458,000	87
	Dynam Japan Holdings Co. Ltd.	72,400	85
	Goodbaby International Holdings Ltd.	267,464	83
	Road King Infrastructure Ltd.	53,000	82
*	Global Brands Group Holding Ltd.	1,414,000	79
*	COFCO Meat Holdings Ltd.	538,000	78
*,§	Town Health International Medical Group Ltd.	870,000	77
	Chow Sang Sang Holdings International Ltd.	46,000	75
	Sun Hung Kai & Co. Ltd.	165,000	74
*	G-Resources Group Ltd.	10,998,600	70
*,§	Convoy Global Holdings Ltd.	3,102,000	66
2	IMAX China Holding Inc.	27,100	63
*	Parkson Retail Group Ltd.	706,000	62
*	Sunshine Oilsands Ltd.	2,618,500	60
^	United Laboratories International Holdings Ltd.	86,000	60
*	NewOcean Energy Holdings Ltd.	162,000	59
	Inspur International Ltd.	144,000	57
	Nan Hai Corp. Ltd.	2,450,000	57
*	FIH Mobile Ltd.	607,000	57
*,^	GCL New Energy Holdings Ltd.	1,670,000	56
*	Truly International Holdings Ltd.	360,000	53
*,^	We Solutions Ltd.	752,000	51
	Texwinca Holdings Ltd.	146,000	50
*	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	48
2	Regina Miracle International Holdings Ltd.	94,000	47
*	Hong Kong Television Network Ltd.	164,000	45
*	Digital Domain Holdings Ltd.	3,220,000	44

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*,^	Panda Green Energy Group Ltd.	1,110,000	42
*,^	Honghua Group Ltd.	587,000	38
	BOE Varitronix Ltd.	124,000	36
*,^	China LNG Group Ltd.	240,000	33
*	Lifestyle China Group Ltd.	81,500	33
2	CGN New Energy Holdings Co. Ltd.	250,000	33
*	China Silver Group Ltd.	264,000	33
	Lee's Pharmaceutical Holdings Ltd.	43,500	33
	Macau Legend Development Ltd.	186,000	33
	China Baoli Technologies Holdings Ltd.	505,000	32
	Ju Teng International Holdings Ltd.	126,000	32
	Emperor Capital Group Ltd.	654,000	31
*	Technovator International Ltd.	222,000	30
*	KuangChi Science Ltd.	427,000	30
	Qianhai Health Holdings Ltd.	694,750	28
	Henderson Investment Ltd.	351,000	27
	Chong Hing Bank Ltd.	16,000	27
*	China Strategic Holdings Ltd.	3,500,000	25
*	Future World Financial Holdings Ltd.	2,790,251	23
	EVA Precision Industrial Holdings Ltd.	272,000	22
*,§	Tou Rong Chang Fu Group Ltd.	1,348,000	20
*	Yanchang Petroleum International Ltd.	2,130,000	20
*	Good Resources Holdings Ltd.	819,978	20
*	China Financial International Investments Ltd.	790,000	20
*	Silver Base Group Holdings Ltd.	294,000	19
	TPV Technology Ltd.	224,000	18
*	Freeman FinTech Corp. Ltd.	3,160,000	17
	Shenwan Hongyuan HK Ltd.	75,000	15
*	CST Group Ltd.	4,128,000	13
*	China Ocean Industry Group Ltd.	3,045,000	12
*,§	Brightoil Petroleum Holdings Ltd.	426,340	11
*	Summit Ascent Holdings Ltd.	85,948	11
*	Mei Ah Entertainment Group Ltd.	360,000	11
*	China LotSynergy Holdings Ltd.	940,000	10
*	Sincere Watch Hong Kong Ltd.	560,000	7
*	New Provenance Everlasting Holdings Ltd.	1,070,000	6
*,§	China Animal Healthcare Ltd.	84,000	5
	New Sports Group Ltd.	122,000	5
*	Xinchen China Power Holdings Ltd.	50,000	4
*	Sino Oil And Gas Holdings Ltd.	169,500	3
*	China Oceanwide Holdings Ltd.	46,000	2
			166,364
Hungary (0.0%)
	OTP Bank Nyrt	71,421	2,566
	MOL Hungarian Oil & Gas plc	132,546	1,390
	Richter Gedeon Nyrt	40,778	757
	Magyar Telekom Telecommunications plc	106,612	145
*	Opus Global Nyrt	31,411	53
			4,911
India (1.1%)
	Housing Development Finance Corp. Ltd.	531,368	12,712
2	Reliance Industries Ltd. GDR	326,228	9,312
	Infosys Ltd. ADR	960,578	9,097
	Tata Consultancy Services Ltd.	289,503	7,589
	Hindustan Unilever Ltd.	232,521	5,105
	Reliance Industries Ltd.	351,136	5,041
*	Axis Bank Ltd.	595,329	4,687
	Maruti Suzuki India Ltd.	40,695	3,641
	ITC Ltd.	862,188	3,267
	Sun Pharmaceutical Industries Ltd.	341,032	2,677
	HCL Technologies Ltd.	164,673	2,354
	Infosys Ltd.	236,342	2,184
	Mahindra & Mahindra Ltd.	190,065	1,970
	Oil & Natural Gas Corp. Ltd.	943,166	1,954

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Larsen & Toubro Ltd.	106,223	1,867
* State Bank of India GDR	48,197	1,819
Bajaj Finance Ltd.	52,824	1,700
JSW Steel Ltd.	362,513	1,664
Bharti Airtel Ltd.	400,718	1,586
UltraTech Cement Ltd.	32,957	1,559
Tech Mahindra Ltd.	147,714	1,488
Vedanta Ltd.	512,682	1,467
Asian Paints Ltd.	87,472	1,456
Coal India Ltd.	395,529	1,426
Yes Bank Ltd.	549,919	1,399
NTPC Ltd.	622,657	1,344
Indian Oil Corp. Ltd.	714,891	1,341
Eicher Motors Ltd.	4,079	1,208
Bharat Petroleum Corp. Ltd.	306,836	1,144
Indiabulls Housing Finance Ltd.	99,355	1,121
Godrej Consumer Products Ltd.	113,928	1,119
Hero MotoCorp Ltd.	29,841	1,114
Titan Co. Ltd.	97,166	1,112
Grasim Industries Ltd.	98,450	1,111
UPL Ltd.	113,472	1,035
Bharti Infratel Ltd.	284,462	1,035
Nestle India Ltd.	7,326	1,005
Zee Entertainment Enterprises Ltd.	162,038	989
Wipro Ltd. ADR	190,796	986
Adani Ports & Special Economic Zone Ltd.	220,611	952
Bajaj Auto Ltd.	26,779	939
Dr Reddy's Laboratories Ltd.	25,877	889
Aurobindo Pharma Ltd.	82,577	885
Bajaj Finserv Ltd.	12,067	881
GAIL India Ltd.	171,505	869
Dabur India Ltd.	166,978	869
Cipla Ltd.	100,330	855
Shriram Transport Finance Co. Ltd.	51,202	809
Hindalco Industries Ltd.	270,099	805
* Tata Motors Ltd.	320,446	776
Lupin Ltd.	64,489	773
Piramal Enterprises Ltd.	25,912	762
Havells India Ltd.	85,241	746
Wipro Ltd.	160,252	717
Britannia Industries Ltd.	9,205	702
United Spirits Ltd.	88,940	693
Tata Steel Ltd.	91,159	684
Ambuja Cements Ltd.	241,475	645
2 InterGlobe Aviation Ltd.	52,971	636
Marico Ltd.	141,376	615
Federal Bank Ltd.	546,938	612
Hindustan Petroleum Corp. Ltd.	191,559	583
Bosch Ltd.	2,165	578
Ashok Leyland Ltd.	364,793	566
Page Industries Ltd.	1,358	541
2 HDFC Standard Life Insurance Co. Ltd.	106,421	536
Power Grid Corp. of India Ltd.	211,980	533
Mindtree Ltd.	45,360	523
Mahindra & Mahindra Financial Services Ltd.	92,477	511
Divi's Laboratories Ltd.	24,823	499
Pidilite Industries Ltd.	37,959	492
IIFL Holdings Ltd.	77,999	486
2 ICICI Prudential Life Insurance Co. Ltd.	99,704	448
Container Corp. Of India Ltd.	51,595	443
Cadila Healthcare Ltd.	90,510	441
Shree Cement Ltd.	2,305	435
* Future Retail Ltd.	65,433	433
Motherson Sumi Systems Ltd.	194,776	430

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Crompton Greaves Consumer Electricals Ltd.	147,976	427
	Info Edge India Ltd.	19,113	408
	Bharat Forge Ltd.	51,384	406
	Alkem Laboratories Ltd.	15,643	405
	Biocon Ltd.	44,849	400
	LIC Housing Finance Ltd.	71,431	397
	United Breweries Ltd.	23,649	390
	Apollo Hospitals Enterprise Ltd.	25,238	390
*	Bharat Financial Inclusion Ltd.	32,231	383
	Mphasis Ltd.	27,839	372
	Colgate-Palmolive India Ltd.	23,624	357
	Torrent Pharmaceuticals Ltd.	15,714	355
*	Vodafone Idea Ltd.	675,373	353
	ABB India Ltd.	19,787	342
	Oracle Financial Services Software Ltd.	6,643	326
	Jubilant Foodworks Ltd.	22,044	324
*,2	Avenue Supermarts Ltd.	17,732	321
	Glenmark Pharmaceuticals Ltd.	38,015	319
*	State Bank of India	81,983	312
	L&T Finance Holdings Ltd.	177,041	306
2	ICICI Lombard General Insurance Co. Ltd.	27,713	302
	NMDC Ltd.	203,655	301
	Petronet LNG Ltd.	95,191	290
	MRF Ltd.	331	289
	Rajesh Exports Ltd.	37,342	288
*	Bank of Baroda	189,630	284
*,2	SBI Life Insurance Co. Ltd.	37,300	283
	Bajaj Holdings & Investment Ltd.	7,375	281
*	Jindal Steel & Power Ltd.	120,970	280
	REC Ltd.	177,160	279
	HEG Ltd.	4,776	278
*	Max Financial Services Ltd.	54,408	278
	Sun TV Network Ltd.	31,281	275
	Siemens Ltd.	21,549	272
	GlaxoSmithKline Consumer Healthcare Ltd.	2,792	264
	Cholamandalam Investment and Finance Co. Ltd.	15,341	263
	Indiabulls Ventures Ltd.	45,246	262
	TVS Motor Co. Ltd.	35,146	259
*	Dalmia Bharat Ltd.	9,029	257
	Tata Power Co. Ltd.	243,302	252
	DLF Ltd.	112,856	251
	Voltas Ltd.	34,114	250
	Edelweiss Financial Services Ltd.	113,186	248
2	Larsen & Toubro Infotech Ltd.	10,351	248
	CESC Ltd.	20,476	246
	Natco Pharma Ltd.	23,911	244
	Berger Paints India Ltd.	62,801	238
	Power Finance Corp. Ltd.	183,340	237
*	Steel Authority of India Ltd.	268,026	234
	Balkrishna Industries Ltd.	15,622	231
	IDFC Bank Ltd.	491,432	230
	Hindustan Zinc Ltd.	64,711	230
	Exide Industries Ltd.	63,522	229
	Graphite India Ltd.	17,663	227
	Bharat Heavy Electricals Ltd.	243,496	227
	ACC Ltd.	12,109	225
	AIA Engineering Ltd.	9,421	218
	NHPC Ltd.	656,926	216
*	Motherson Sumi Systems Ltd. Temporary Line	97,388	215
	Gillette India Ltd.	2,396	212
	Apollo Tyres Ltd.	71,220	210
	Indian Hotels Co. Ltd.	120,366	210
	Adani Enterprises Ltd.	91,233	210
	Jubilant Life Sciences Ltd.	23,147	208

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	KPIT Technologies Ltd.	67,891	204
	City Union Bank Ltd.	86,728	200
*,2	Bandhan Bank Ltd.	37,178	196
	Oil India Ltd.	73,408	196
*	Adani Transmission Ltd.	84,325	190
	GRUH Finance Ltd.	47,298	185
	Emami Ltd.	33,903	181
	Muthoot Finance Ltd.	32,648	181
	Kansai Nerolac Paints Ltd.	35,036	180
	Tata Global Beverages Ltd.	61,078	180
	Sundram Fasteners Ltd.	24,845	179
	Dewan Housing Finance Corp. Ltd.	58,709	179
*	Fortis Healthcare Ltd.	93,804	178
	Indraprastha Gas Ltd.	47,090	170
	Sundaram Finance Ltd.	8,275	167
*	Tata Motors Ltd. Class A	126,659	167
	Pfizer Ltd.	4,184	165
	Arvind Ltd.	35,132	163
	Whirlpool of India Ltd.	8,466	160
*	Adani Power Ltd.	255,923	159
	PI Industries Ltd.	14,988	157
	Hexaware Technologies Ltd.	33,864	154
	Manappuram Finance Ltd.	139,248	151
	Sterlite Technologies Ltd.	29,075	150
	Reliance Infrastructure Ltd.	30,091	146
	Ramco Cements Ltd.	17,456	142
	Redington India Ltd.	125,238	141
	Cummins India Ltd.	13,668	138
	Escorts Ltd.	16,201	138
	Oberoi Realty Ltd.	23,982	137
	Sanofi India Ltd.	1,742	137
2	Endurance Technologies Ltd.	8,208	134
	Kajaria Ceramics Ltd.	25,055	134
*,2	PNB Housing Finance Ltd.	12,182	132
	KRBL Ltd.	28,058	131
*	GMR Infrastructure Ltd.	570,405	130
*	Sun Pharma Advanced Research Co. Ltd.	32,065	129
	Gujarat State Petronet Ltd.	53,161	129
*	Punjab National Bank	128,046	128
*	JSW Energy Ltd.	144,094	127
	NCC Ltd.	124,641	127
	Coromandel International Ltd.	21,928	125
*,2	Eris Lifesciences Ltd.	13,532	124
	Care Ratings Ltd.	8,295	121
	National Aluminium Co. Ltd.	129,187	119
	Tata Communications Ltd.	17,873	119
*,2	Quess Corp. Ltd.	12,089	119
*	IDBI Bank Ltd.	147,071	118
2	Syngene International Ltd.	14,885	116
	Phoenix Mills Ltd.	15,440	116
*	Canara Bank	32,748	116
	WABCO India Ltd.	1,338	114
*	Godrej Properties Ltd.	13,999	113
	Bharat Electronics Ltd.	90,081	113
*	Just Dial Ltd.	16,622	113
	Gujarat Gas Ltd.	13,314	113
	GlaxoSmithKline Pharmaceuticals Ltd.	5,856	112
	PVR Ltd.	6,051	112
	GE Power India Ltd.	9,915	111
	Supreme Industries Ltd.	8,322	111
*	Dish TV India Ltd.	187,498	110
2	AU Small Finance Bank Ltd.	14,629	110
	Karur Vysya Bank Ltd.	100,944	109
	TI Financial Holdings Ltd.	16,493	109

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	NBCC India Ltd.	145,348	109
	Bombay Burmah Trading Co.	6,145	108
	Jain Irrigation Systems Ltd.	108,444	104
	Ipca Laboratories Ltd.	11,247	104
	Bayer CropScience Ltd.	1,959	103
	Engineers India Ltd.	65,466	103
	Indian Bank	29,873	102
	Varun Beverages Ltd.	9,232	102
	Capital First Ltd.	16,025	101
	Gateway Distriparks Ltd.	55,622	100
	Castrol India Ltd.	48,912	98
	Minda Industries Ltd.	23,295	98
	Ceat Ltd.	6,232	97
	Reliance Capital Ltd.	29,023	95
	Persistent Systems Ltd.	12,422	95
*	Shree Renuka Sugars Ltd.	545,590	95
	IRB Infrastructure Developers Ltd.	48,800	92
	Godrej Industries Ltd.	14,509	92
*	Aditya Birla Fashion and Retail Ltd.	35,555	87
	Prestige Estates Projects Ltd.	32,922	87
*	Sintex Plastics Technology Ltd.	244,127	86
*	Indiabulls Real Estate Ltd.	83,885	85
	Raymond Ltd.	8,316	85
	Amara Raja Batteries Ltd.	8,322	84
	Gujarat Fluorochemicals Ltd.	6,978	84
	Century Textiles & Industries Ltd.	7,450	83
	Bajaj Corp. Ltd.	16,912	81
	Torrent Power Ltd.	23,118	81
*	Suzlon Energy Ltd.	946,139	80
*	Bank of India	68,499	80
	PTC India Ltd.	76,646	80
	Karnataka Bank Ltd.	55,925	78
*	Ajanta Pharma Ltd.	5,388	77
	Finolex Cables Ltd.	11,390	77
	SRF Ltd.	2,950	77
	Blue Dart Express Ltd.	2,017	77
	Repco Home Finance Ltd.	15,230	76
*	Reliance Power Ltd.	185,943	76
	Rain Industries Ltd.	30,380	76
*,§	Adani Gas Ltd.	91,233	75
2	Dr Lal PathLabs Ltd.	6,202	74
	eClerx Services Ltd.	5,130	74
*	Balrampur Chini Mills Ltd.	50,849	74
	Mahanagar Gas Ltd.	6,429	73
*	Kaveri Seed Co. Ltd.	10,776	73
	Cox & Kings Ltd.	25,906	71
	McLeod Russel India Ltd.	39,170	71
	Alembic Pharmaceuticals Ltd.	8,754	71
	Welspun India Ltd.	88,190	70
	Jindal Saw Ltd.	61,019	70
*	TV18 Broadcast Ltd.	137,341	69
	Thermax Ltd.	5,117	69
	South Indian Bank Ltd.	343,838	68
*	CG Power and Industrial Solutions Ltd.	141,656	68
	Motilal Oswal Financial Services Ltd.	7,994	67
	Thomas Cook India Ltd.	23,781	67
	Welspun Corp. Ltd.	36,272	67
	Avanti Feeds Ltd.	12,114	65
	Sadbhav Engineering Ltd.	23,338	65
*	Equitas Holdings Ltd.	44,263	64
	Chambal Fertilizers and Chemicals Ltd.	32,741	64
	Vijaya Bank	106,806	64
	Symphony Ltd.	5,172	63
*	Mahindra CIE Automotive Ltd.	17,526	63

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Gujarat Pipavav Port Ltd.	44,750	61
*	DEN Networks Ltd.	64,299	59
	GE T&D India Ltd.	18,902	59
	VA Tech Wabag Ltd.	17,247	59
*	Jammu & Kashmir Bank Ltd.	100,097	57
*	Union Bank of India	53,892	56
2	Laurus Labs Ltd.	12,108	56
	Strides Pharma Science Ltd.	9,442	54
2	Dilip Buildcon Ltd.	9,318	53
	JM Financial Ltd.	51,633	53
	Vakrangee Ltd.	149,459	52
	IDFC Ltd.	103,749	52
	Mangalore Refinery & Petrochemicals Ltd.	45,416	50
*	Oriental Bank of Commerce	45,611	50
*	Allahabad Bank	81,980	49
*	Andhra Bank	123,225	49
*	Syndicate Bank	101,228	48
*	IFCI Ltd.	247,622	46
	Radico Khaitan Ltd.	8,653	46
	Great Eastern Shipping Co. Ltd.	10,667	45
*	Housing Development & Infrastructure Ltd.	162,170	44
*	Reliance Communications Ltd.	245,174	41
	Sobha Ltd.	6,672	40
	Srei Infrastructure Finance Ltd.	85,989	38
*	Wockhardt Ltd.	5,121	34
*	Central Bank of India	79,029	34
*	Shipping Corp. of India Ltd.	52,970	32
	PC Jeweller Ltd.	39,296	31
	India Cements Ltd.	24,791	30
*	Jaiprakash Associates Ltd.	332,131	29
	Gujarat Mineral Development Corp. Ltd.	24,509	29
	Multi Commodity Exchange of India Ltd.	2,593	25
*	RattanIndia Power Ltd.	553,078	23
	Sintex Industries Ltd.	128,392	21
*	Jet Airways India Ltd.	5,987	18
*	Corp Bank	49,046	18
*	Hindustan Construction Co. Ltd.	103,619	17
	Marksans Pharma Ltd.	42,808	17
	Reliance Home Finance Ltd.	29,023	16
*	Adani Green Energy Ltd.	23,968	13
*	Bajaj Hindusthan Sugar Ltd.	90,862	12
*	Cox & Kings Financial Services	8,635	8
*	Unitech Ltd.	198,930	6
*	Indian Overseas Bank	27,269	6
*	Solara Active Pharma Sciences Ltd.	1,106	5
*	UCO Bank	17,873	5
*	Rolta India Ltd.	15,910	3
*,§	Amtek Auto Ltd.	8,487	1
	Sundaram Finance Holdings Ltd.	380	1
			164,581
Indonesia (0.2%)
	Bank Central Asia Tbk PT	3,040,564	4,734
	Telekomunikasi Indonesia Persero Tbk PT	15,821,740	4,008
	Bank Rakyat Indonesia Persero Tbk PT	16,779,290	3,482
	Astra International Tbk PT	6,422,830	3,341
	Bank Mandiri Persero Tbk PT	5,883,032	2,643
	Bank Negara Indonesia Persero Tbk PT	2,302,130	1,112
	United Tractors Tbk PT	476,660	1,052
	Unilever Indonesia Tbk PT	361,600	1,030
	Charoen Pokphand Indonesia Tbk PT	2,146,700	778
	Hanjaya Mandala Sampoerna Tbk PT	2,999,700	738
	Indah Kiat Pulp & Paper Corp. Tbk PT	856,200	718
	Gudang Garam Tbk PT	147,100	701
	Indofood Sukses Makmur Tbk PT	1,490,900	587

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Kalbe Farma Tbk PT	5,850,700	528
	Semen Indonesia Persero Tbk PT	841,500	499
	Bank Danamon Indonesia Tbk PT	1,018,900	498
	Indocement Tunggal Prakarsa Tbk PT	396,900	453
	Perusahaan Gas Negara Persero Tbk	3,037,400	445
	Adaro Energy Tbk PT	3,993,500	434
	Indofood CBP Sukses Makmur Tbk PT	699,300	411
	Bukit Asam Tbk PT	1,246,200	350
*	Pabrik Kertas Tjiwi Kimia Tbk PT	391,500	266
	Ace Hardware Indonesia Tbk PT	2,595,300	234
	Pakuwon Jati Tbk PT	7,083,400	223
	Matahari Department Store Tbk PT	678,300	217
	Tower Bersama Infrastructure Tbk PT	667,600	205
	Ciputra Development Tbk PT	3,585,330	194
	Surya Citra Media Tbk PT	1,789,200	185
	Jasa Marga Persero Tbk PT	677,017	185
*	Vale Indonesia Tbk PT	924,200	178
	Indo Tambangraya Megah Tbk PT	108,800	178
*	Kresna Graha Investama Tbk PT	4,091,300	168
	Barito Pacific Tbk PT	1,316,300	163
*	XL Axiata Tbk PT	890,300	154
	Bank Tabungan Negara Persero Tbk PT	1,034,500	144
*	Bumi Serpong Damai Tbk PT	1,980,200	144
*	Medco Energi Internasional Tbk PT	2,538,166	137
	Mitra Adiperkasa Tbk PT	2,405,000	127
	Waskita Karya Persero Tbk PT	1,299,774	123
*	Trada Alam Minera Tbk PT	10,114,628	121
	Summarecon Agung Tbk PT	2,915,900	115
	Aneka Tambang Tbk	2,541,300	114
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	812,600	96
	Lippo Karawaci Tbk PT	5,076,000	94
	Ramayana Lestari Sentosa Tbk PT	1,190,900	93
	Japfa Comfeed Indonesia Tbk PT	615,700	82
	AKR Corporindo Tbk PT	359,800	82
*	Sentul City Tbk PT	12,501,167	78
	Link Net Tbk PT	246,700	71
	Astra Agro Lestari Tbk PT	82,055	65
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	62
*	Panin Financial Tbk PT	3,164,200	57
*	Kawasan Industri Jababeka Tbk PT	3,755,989	55
	Media Nusantara Citra Tbk PT	1,051,100	54
	PP Persero Tbk PT	528,300	46
	Wijaya Karya Persero Tbk PT	623,745	45
*	Alam Sutera Realty Tbk PT	2,431,200	45
	Semen Baturaja Persero TBK PT	358,900	42
*	Intiland Development Tbk PT	1,328,600	28
	Global Mediacom Tbk PT	1,211,000	26
	Adhi Karya Persero Tbk PT	348,200	26
*	Eagle High Plantations Tbk PT	2,054,500	24
	Surya Semesta Internusa Tbk PT	704,600	22
	Timah Tbk PT	473,400	20
*	Krakatau Steel Persero Tbk PT	810,647	20
*	Agung Podomoro Land Tbk PT	1,547,500	14
*,§	Berlian Laju Tanker Tbk PT	968,000	12
	Bekasi Fajar Industrial Estate Tbk PT	1,002,100	9
*	Siloam International Hospitals Tbk PT	43,483	7
*	Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	256,166	5
	Wijaya Karya Beton Tbk PT	198,600	4
*	Matahari Putra Prima Tbk PT	379,800	4
*	Lippo Cikarang Tbk PT	35,500	4
			33,409
Ireland (0.1%)
	Kerry Group plc Class A	47,572	4,874
*	ICON plc	16,700	2,306

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Bank of Ireland Group plc	282,059	1,993
	Kingspan Group plc	45,729	1,987
	AIB Group plc	247,840	1,195
	Glanbia plc	60,190	1,064
	Green REIT plc	271,894	449
	C&C Group plc	116,065	431
	Hibernia REIT plc	269,351	424
*	Cairn Homes plc	258,809	415
	Dalata Hotel Group plc	55,774	345
	Irish Continental Group plc	49,543	292
	Origin Enterprises plc	40,317	259
*	Prothena Corp. plc	11,900	148
*	Permanent TSB Group Holdings plc	26,375	57
*,§	Irish Bank Resolution Corp. Ltd.	14,385	—
			16,239
Israel (0.2%)
	Teva Pharmaceutical Industries Ltd.	305,844	6,109
	Bank Leumi Le-Israel BM	454,159	2,832
	Bank Hapoalim BM	316,102	2,138
*	Nice Ltd.	18,656	1,980
	Israel Chemicals Ltd.	213,262	1,228
	Israel Discount Bank Ltd. Class A	362,843	1,186
*	Mellanox Technologies Ltd.	13,739	1,164
*	SodaStream International Ltd.	7,045	1,009
	Elbit Systems Ltd.	7,405	884
	Bezeq The Israeli Telecommunication Corp. Ltd.	688,384	790
	Mizrahi Tefahot Bank Ltd.	44,872	755
	Azrieli Group Ltd.	11,224	545
*	Tower Semiconductor Ltd.	31,261	484
*	Mazor Robotics Ltd.	14,328	417
	Israel Corp. Ltd.	1,412	412
	Paz Oil Co. Ltd.	2,736	410
	First International Bank Of Israel Ltd.	14,322	308
	Delek Group Ltd.	1,804	302
	Harel Insurance Investments & Financial Services Ltd.	36,575	268
	Alony Hetz Properties & Investments Ltd.	26,745	254
	Strauss Group Ltd.	11,068	243
	Melisron Ltd.	4,981	211
	Phoenix Holdings Ltd.	38,113	211
	Reit 1 Ltd.	52,803	206
	Gazit-Globe Ltd.	23,638	198
*	Airport City Ltd.	16,888	197
	Amot Investments Ltd.	39,544	196
	Oil Refineries Ltd.	346,880	165
*	Nova Measuring Instruments Ltd.	7,371	163
	Shufersal Ltd.	23,960	152
*	Jerusalem Economy Ltd.	55,259	148
*	Jerusalem Oil Exploration	2,482	143
*	Clal Insurance Enterprises Holdings Ltd.	8,378	139
	IDI Insurance Co. Ltd.	2,463	138
*	Cellcom Israel Ltd. (Registered)	21,946	138
	Electra Ltd.	555	134
*	Shikun & Binui Ltd.	70,237	134
*	Partner Communications Co. Ltd.	25,426	129
	Big Shopping Centers Ltd.	1,527	99
	Sella Capital Real Estate Ltd.	59,072	98
	Matrix IT Ltd.	8,201	95
*	Brack Capital Properties NV	889	95
	Shapir Engineering and Industry Ltd.	25,565	93
	Bayside Land Corp.	210	90
	Delta Galil Industries Ltd.	3,081	86
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	85
	Kenon Holdings Ltd.	5,004	80
	Hilan Ltd.	3,172	75

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Naphtha Israel Petroleum Corp. Ltd.	11,590	73
*	Gilat Satellite Networks Ltd.	7,449	71
*	Africa Israel Properties Ltd.	2,364	61
	Delek Automotive Systems Ltd.	9,988	56
	Menora Mivtachim Holdings Ltd.	4,821	54
	Migdal Insurance & Financial Holding Ltd.	47,854	53
	Norstar Holdings Inc.	3,315	52
*	Kamada Ltd.	9,329	50
	AudioCodes Ltd.	3,938	49
	Formula Systems 1985 Ltd.	1,047	41
*	Evogene Ltd.	14,751	39
*	Allot Communications Ltd.	4,912	32
*	B Communications Ltd.	3,139	29
	Property & Building Corp. Ltd.	357	26
			28,102
Italy (0.8%)
	Eni SPA	799,172	14,193
	Enel SPA	2,460,827	12,066
	Intesa Sanpaolo SPA (Registered)	4,764,770	10,554
	UniCredit SPA	707,428	9,045
	Assicurazioni Generali SPA	414,703	6,692
*	Fiat Chrysler Automobiles NV	347,833	5,294
	Ferrari NV	39,936	4,677
	Atlantia SPA	178,465	3,586
	CNH Industrial NV	302,446	3,144
	Luxottica Group SPA	48,889	3,070
	Snam SPA	729,313	3,015
	Terna Rete Elettrica Nazionale SPA	433,699	2,240
*	Telecom Italia SPA (Registered)	3,356,976	1,974
	EXOR NV	34,092	1,928
	Moncler SPA	53,257	1,850
	Mediobanca Banca di Credito Finanziario SPA	178,072	1,560
	Prysmian SPA	79,930	1,553
	Leonardo SPA	123,996	1,344
	Davide Campari-Milano SPA	174,215	1,341
	FinecoBank Banca Fineco SPA	120,399	1,258
	Tenaris SA	79,147	1,165
2	Poste Italiane SPA	145,369	1,043
	Recordati SPA	30,144	1,020
*,2	Pirelli & C SPA	134,382	988
	Telecom Italia SPA (Bearer)	1,951,948	986
	Unione di Banche Italiane SPA	322,110	983
*	Saipem SPA	169,234	926
*	Banco BPM SPA	476,189	893
	Italgas SPA	158,081	816
	A2A SPA	466,344	751
	Interpump Group SPA	25,512	736
	Hera SPA	243,701	673
	Unipol Gruppo SPA	156,783	631
	Amplifon SPA	35,365	626
*	LivaNova pcl	5,390	604
	UnipolSai Assicurazioni SPA	258,558	565
2	Infrastrutture Wireless Italiane SPA	80,633	561
	De' Longhi SPA	21,041	557
	Cerved Group SPA	66,811	533
	BPER Banca	138,170	524
	Brembo SPA	47,018	521
	DiaSorin SPA	5,272	500
	Banca Popolare di Sondrio SCPA	156,731	494
	Azimut Holding SPA	36,326	447
	Banca Mediolanum SPA	77,034	446
2	Enav SPA	86,759	391
	Iren SPA	170,532	369
	Societa Cattolica di Assicurazioni SC	45,070	364

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Autogrill SPA	36,501	359
	Reply SPA	6,441	357
	IMA Industria Macchine Automatiche SPA	5,943	356
2	Anima Holding SPA	85,088	356
	Beni Stabili SpA SIIQ	415,420	356
	Buzzi Unicem SPA	18,356	352
	Banca Generali SPA	17,718	341
	Brunello Cucinelli SPA	9,797	335
2	Technogym SPA	30,252	330
	Salvatore Ferragamo SPA	13,689	324
*	Mediaset SPA	104,006	313
	Societa Iniziative Autostradali e Servizi SPA	21,961	309
^	Tod's SPA	4,506	276
	ERG SPA	14,444	269
	Datalogic SPA	8,753	257
	Saras SPA	129,276	252
	MARR SPA	10,281	249
	ASTM SPA	10,810	214
	Parmalat SPA	68,626	211
	Tamburi Investment Partners SPA	31,859	208
	Maire Tecnimont SPA	45,145	197
	Fincantieri SPA	123,712	180
2	RAI Way SPA	33,424	173
*	Ansaldo STS SPA	11,409	164
	Buzzi Unicem SPA Savings Shares	13,277	149
	ACEA SPA	11,236	148
	Credito Emiliano SPA	23,562	141
	Immobiliare Grande Distribuzione SIIQ SPA	18,415	130
	Piaggio & C SPA	59,240	127
	Zignago Vetro SPA	13,478	125
2	doBank SPA	11,175	123
*	Juventus Football Club SPA	113,088	120
*,^	Banca Monte dei Paschi di Siena SPA	71,774	118
*,2	OVS SPA	63,114	111
	Banca IFIS SPA	6,213	109
	Danieli & C Officine Meccaniche SPA	5,775	108
2	Gima TT SPA	11,085	108
2	Banca Farmafactoring SPA	20,838	107
	Italmobiliare SPA	4,572	101
	Danieli & C Officine Meccaniche SPA Savings Shares	6,539	96
	Biesse SPA	4,125	95
	CIR-Compagnie Industriali Riunite SPA	86,471	92
^	Salini Impregilo SPA	41,504	91
	Cementir Holding SPA	10,694	66
	Cairo Communication SPA	15,486	49
*	Arnoldo Mondadori Editore SPA	24,213	42
	DeA Capital SPA	23,762	35
*	Rizzoli Corriere Della Sera Mediagroup SPA	29,726	30
	Cofide SPA	48,461	25
	Geox SPA	10,796	20
*,^	Safilo Group SPA	3,221	6
*,§	Beni Stabili SpA SIIQ Rights Exp. 11/10/2018	415,420	—
			118,707
Japan (8.0%)
	Toyota Motor Corp.	797,694	46,730
	Mitsubishi UFJ Financial Group Inc.	3,960,460	23,971
	Sony Corp.	401,400	21,722
	SoftBank Group Corp.	269,247	21,308
	Sumitomo Mitsui Financial Group Inc.	416,948	16,234
	Honda Motor Co. Ltd.	548,641	15,661
	Mizuho Financial Group Inc.	8,009,107	13,755
	Keyence Corp.	28,066	13,711
	KDDI Corp.	561,500	13,588
	Mitsubishi Corp.	405,800	11,421

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Central Japan Railway Co.	57,253	10,987
Shin-Etsu Chemical Co. Ltd.	129,392	10,812
FANUC Corp.	61,416	10,684
Seven & i Holdings Co. Ltd.	245,200	10,617
Nintendo Co. Ltd.	33,776	10,545
East Japan Railway Co.	116,757	10,197
Recruit Holdings Co. Ltd.	378,310	10,154
Kao Corp.	151,848	10,101
^ Takeda Pharmaceutical Co. Ltd.	242,779	10,066
Tokio Marine Holdings Inc.	212,375	10,005
Daikin Industries Ltd.	86,079	9,978
NTT DOCOMO Inc.	395,448	9,807
Japan Tobacco Inc.	379,382	9,748
Astellas Pharma Inc.	624,200	9,644
Nidec Corp.	73,362	9,423
Murata Manufacturing Co. Ltd.	60,166	9,364
Canon Inc.	320,600	9,132
Mitsui & Co. Ltd.	539,100	9,008
Hitachi Ltd.	292,738	8,949
Nippon Telegraph & Telephone Corp.	205,000	8,454
ITOCHU Corp.	450,234	8,350
Fast Retailing Co. Ltd.	16,000	8,056
Mitsubishi Electric Corp.	629,801	7,973
Shiseido Co. Ltd.	123,400	7,786
Daiichi Sankyo Co. Ltd.	202,900	7,756
Komatsu Ltd.	291,045	7,580
Bridgestone Corp.	194,310	7,492
Panasonic Corp.	682,018	7,319
Eisai Co. Ltd.	85,100	7,087
JXTG Holdings Inc.	1,018,507	6,882
ORIX Corp.	415,960	6,776
Mitsui Fudosan Co. Ltd.	299,700	6,750
Tokyo Electron Ltd.	49,500	6,680
Dai-ichi Life Holdings Inc.	354,500	6,652
Suzuki Motor Corp.	132,781	6,621
Denso Corp.	148,400	6,620
Hoya Corp.	116,200	6,574
Otsuka Holdings Co. Ltd.	134,200	6,419
Daiwa House Industry Co. Ltd.	209,800	6,335
Shionogi & Co. Ltd.	98,000	6,266
Kirin Holdings Co. Ltd.	260,700	6,221
Mitsubishi Estate Co. Ltd.	373,391	5,967
SMC Corp.	18,200	5,801
Kubota Corp.	360,900	5,697
Oriental Land Co. Ltd.	59,900	5,635
* Toshiba Corp.	185,700	5,566
Nissan Motor Co. Ltd.	610,201	5,551
Secom Co. Ltd.	67,300	5,510
Sumitomo Corp.	361,800	5,487
Terumo Corp.	99,800	5,387
Asahi Group Holdings Ltd.	122,400	5,379
FUJIFILM Holdings Corp.	122,000	5,277
Subaru Corp.	195,200	5,265
Kyocera Corp.	97,100	5,255
Nomura Holdings Inc.	1,092,900	5,248
Aeon Co. Ltd.	228,600	5,247
Sumitomo Mitsui Trust Holdings Inc.	123,346	4,901
Japan Post Holdings Co. Ltd.	412,315	4,889
MS&AD Insurance Group Holdings Inc.	161,043	4,837
Asahi Kasei Corp.	397,600	4,771
Nippon Steel & Sumitomo Metal Corp.	257,174	4,744
Sompo Holdings Inc.	111,075	4,581
Sumitomo Realty & Development Co. Ltd.	124,846	4,290
Marubeni Corp.	523,428	4,244

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Sysmex Corp.	59,334	4,162
West Japan Railway Co.	60,900	4,096
Chugai Pharmaceutical Co. Ltd.	64,800	3,794
Resona Holdings Inc.	717,106	3,772
Fujitsu Ltd.	60,841	3,701
Tokyo Gas Co. Ltd.	148,200	3,645
Toray Industries Inc.	510,200	3,619
Kansai Electric Power Co. Inc.	230,500	3,528
Nitori Holdings Co. Ltd.	25,300	3,304
Nitto Denko Corp.	52,300	3,267
Inpex Corp.	284,000	3,234
Unicharm Corp.	118,500	3,215
Mitsubishi Heavy Industries Ltd.	90,287	3,183
Dentsu Inc.	68,349	3,170
Kikkoman Corp.	57,650	3,159
Shimano Inc.	23,000	3,141
Chubu Electric Power Co. Inc.	217,470	3,136
TDK Corp.	35,800	3,087
Mitsubishi Chemical Holdings Corp.	395,984	3,087
Sumitomo Electric Industries Ltd.	222,000	3,028
Yamato Holdings Co. Ltd.	110,600	3,024
Ono Pharmaceutical Co. Ltd.	133,200	3,023
JFE Holdings Inc.	159,800	3,003
Japan Exchange Group Inc.	167,000	2,991
Daito Trust Construction Co. Ltd.	22,052	2,907
Olympus Corp.	87,200	2,907
Daiwa Securities Group Inc.	506,000	2,902
Yakult Honsha Co. Ltd.	39,319	2,784
T&D Holdings Inc.	173,700	2,777
Taisei Corp.	64,899	2,776
MEIJI Holdings Co. Ltd.	41,634	2,762
Makita Corp.	75,800	2,621
Sekisui House Ltd.	177,900	2,611
FamilyMart UNY Holdings Co. Ltd.	21,771	2,523
Ajinomoto Co. Inc.	155,800	2,517
NTT Data Corp.	195,900	2,515
Omron Corp.	62,000	2,510
Tokyu Corp.	151,300	2,500
Toyota Tsusho Corp.	68,400	2,468
* Tokyo Electric Power Co. Holdings Inc.	477,800	2,445
Toyota Industries Corp.	49,700	2,441
Sumitomo Metal Mining Co. Ltd.	76,600	2,412
Yaskawa Electric Corp.	82,263	2,378
Sumitomo Chemical Co. Ltd.	463,492	2,322
Yahoo Japan Corp.	740,000	2,309
Hankyu Hanshin Holdings Inc.	68,300	2,256
NEC Corp.	77,700	2,230
Osaka Gas Co. Ltd.	121,700	2,225
Yamaha Corp.	50,400	2,215
Kintetsu Group Holdings Co. Ltd.	56,700	2,178
Don Quijote Holdings Co. Ltd.	36,300	2,168
Bandai Namco Holdings Inc.	59,800	2,127
Shimadzu Corp.	83,700	2,115
Ricoh Co. Ltd.	208,400	2,080
Isuzu Motors Ltd.	158,620	2,080
Aisin Seiki Co. Ltd.	53,100	2,077
Trend Micro Inc.	35,600	2,049
Idemitsu Kosan Co. Ltd.	45,000	2,039
Nissan Chemical Corp.	43,200	2,037
Yamaha Motor Co. Ltd.	85,700	2,027
Dai Nippon Printing Co. Ltd.	90,200	2,024
Showa Denko KK	46,000	2,003
M3 Inc.	123,538	2,002
MINEBEA MITSUMI Inc.	128,884	1,972

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Odakyu Electric Railway Co. Ltd.	93,200	1,970
Ryohin Keikaku Co. Ltd.	7,307	1,931
Oji Holdings Corp.	270,000	1,917
Keio Corp.	35,300	1,917
AGC Inc.	58,500	1,916
Rohm Co. Ltd.	27,200	1,912
Obic Co. Ltd.	20,600	1,875
Mazda Motor Corp.	175,300	1,867
Nikon Corp.	106,800	1,862
Tohoku Electric Power Co. Inc.	146,500	1,851
Obayashi Corp.	206,600	1,824
Kajima Corp.	141,500	1,822
Tobu Railway Co. Ltd.	64,900	1,805
Sekisui Chemical Co. Ltd.	110,700	1,741
MISUMI Group Inc.	86,300	1,730
SBI Holdings Inc.	65,440	1,709
Koito Manufacturing Co. Ltd.	35,100	1,671
Santen Pharmaceutical Co. Ltd.	112,800	1,671
Kyushu Electric Power Co. Inc.	142,400	1,654
Concordia Financial Group Ltd.	360,279	1,649
Rakuten Inc.	242,900	1,643
Suntory Beverage & Food Ltd.	39,000	1,589
TOTO Ltd.	44,200	1,581
Nisshin Seifun Group Inc.	78,720	1,566
Kyushu Railway Co.	50,524	1,552
Japan Post Bank Co. Ltd.	130,335	1,520
Kyowa Hakko Kirin Co. Ltd.	77,800	1,507
Taisho Pharmaceutical Holdings Co. Ltd.	14,000	1,493
Kuraray Co. Ltd.	108,100	1,485
Yokogawa Electric Corp.	75,600	1,484
Nippon Paint Holdings Co. Ltd.	47,300	1,478
Nexon Co. Ltd.	128,024	1,460
IHI Corp.	39,900	1,460
Lion Corp.	77,500	1,457
Alfresa Holdings Corp.	54,100	1,443
Nagoya Railroad Co. Ltd.	59,500	1,437
Shimizu Corp.	176,600	1,434
Nippon Express Co. Ltd.	22,400	1,414
Pigeon Corp.	33,400	1,413
NSK Ltd.	142,600	1,409
Marui Group Co. Ltd.	65,200	1,404
Nomura Research Institute Ltd.	31,623	1,402
Electric Power Development Co. Ltd.	51,300	1,397
Shizuoka Bank Ltd.	159,000	1,391
Konica Minolta Inc.	140,200	1,388
Alps Electric Co. Ltd.	57,800	1,363
Nissin Foods Holdings Co. Ltd.	21,100	1,361
Seiko Epson Corp.	84,100	1,355
Disco Corp.	8,500	1,351
Sony Financial Holdings Inc.	58,400	1,347
Stanley Electric Co. Ltd.	45,500	1,346
Hamamatsu Photonics KK	39,700	1,327
ZOZO Inc.	55,300	1,327
Brother Industries Ltd.	72,500	1,327
Keisei Electric Railway Co. Ltd.	42,700	1,316
Kose Corp.	8,800	1,315
Isetan Mitsukoshi Holdings Ltd.	111,800	1,307
Mitsubishi Motors Corp.	207,500	1,303
Hoshizaki Corp.	16,082	1,298
JGC Corp.	66,900	1,295
Sojitz Corp.	384,548	1,293
Asahi Intecc Co. Ltd.	31,400	1,286
Japan Airlines Co. Ltd.	36,100	1,281
NGK Spark Plug Co. Ltd.	63,100	1,277

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Mitsui Chemicals Inc.	56,700	1,271
Daifuku Co. Ltd.	29,600	1,271
LIXIL Group Corp.	80,800	1,270
CyberAgent Inc.	29,784	1,267
Chiba Bank Ltd.	199,000	1,259
Suzuken Co. Ltd.	24,860	1,258
Hisamitsu Pharmaceutical Co. Inc.	22,100	1,245
Aozora Bank Ltd.	35,890	1,238
Kobayashi Pharmaceutical Co. Ltd.	18,800	1,226
Hakuhodo DY Holdings Inc.	73,000	1,218
Seibu Holdings Inc.	66,388	1,204
Fuji Electric Co. Ltd.	39,078	1,193
Hikari Tsushin Inc.	6,800	1,188
Coca-Cola Bottlers Japan Holdings Inc.	45,275	1,185
USS Co. Ltd.	65,300	1,177
NGK Insulators Ltd.	83,400	1,174
Tsuruha Holdings Inc.	11,200	1,169
Keihan Holdings Co. Ltd.	30,800	1,169
Chugoku Electric Power Co. Inc.	89,800	1,155
* Renesas Electronics Corp.	219,207	1,155
ANA Holdings Inc.	34,200	1,150
Tosoh Corp.	87,090	1,147
Keikyu Corp.	76,900	1,138
Toho Co. Ltd.	34,800	1,135
Toppan Printing Co. Ltd.	80,000	1,131
^ Yamada Denki Co. Ltd.	238,672	1,125
Showa Shell Sekiyu KK	58,800	1,122
Konami Holdings Corp.	29,400	1,122
TIS Inc.	25,000	1,117
Fukuoka Financial Group Inc.	45,000	1,106
Mitsubishi Materials Corp.	39,834	1,103
Haseko Corp.	86,700	1,099
Taiheiyo Cement Corp.	37,100	1,092
Sumitomo Heavy Industries Ltd.	34,600	1,088
Advantest Corp.	58,889	1,087
NH Foods Ltd.	31,500	1,086
Sumitomo Dainippon Pharma Co. Ltd.	51,200	1,070
Kawasaki Heavy Industries Ltd.	45,100	1,069
Tokyu Fudosan Holdings Corp.	185,086	1,043
Otsuka Corp.	31,400	1,042
Teijin Ltd.	59,900	1,038
Bank of Kyoto Ltd.	23,100	1,037
Rohto Pharmaceutical Co. Ltd.	32,400	1,026
MediPal Holdings Corp.	47,700	1,021
Casio Computer Co. Ltd.	67,400	1,017
Hulic Co. Ltd.	110,700	1,013
J Front Retailing Co. Ltd.	77,300	1,013
Mitsubishi Tanabe Pharma Corp.	67,900	1,003
Toho Gas Co. Ltd.	29,000	999
Mitsubishi Gas Chemical Co. Inc.	59,200	994
Toyo Seikan Group Holdings Ltd.	48,400	987
Hirose Electric Co. Ltd.	10,321	984
^ Tokai Carbon Co. Ltd.	62,800	983
Persol Holdings Co. Ltd.	51,700	981
SUMCO Corp.	71,726	968
Daicel Corp.	91,200	965
Mebuki Financial Group Inc.	315,550	961
COMSYS Holdings Corp.	34,498	960
Denka Co. Ltd.	29,500	959
Ebara Corp.	32,800	955
Amada Holdings Co. Ltd.	100,100	943
Toyo Suisan Kaisha Ltd.	27,300	938
Sohgo Security Services Co. Ltd.	21,000	935
Nihon M&A Center Inc.	39,000	935

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Lawson Inc.	14,400	914
Skylark Holdings Co. Ltd.	58,351	908
JSR Corp.	60,600	903
Park24 Co. Ltd.	34,200	900
Nippon Shinyaku Co. Ltd.	15,500	891
Kansai Paint Co. Ltd.	59,600	881
JTEKT Corp.	70,300	875
Mitsui OSK Lines Ltd.	35,939	873
Hitachi Construction Machinery Co. Ltd.	32,500	863
Square Enix Holdings Co. Ltd.	23,900	857
Nippon Yusen KK	53,100	856
Matsumotokiyoshi Holdings Co. Ltd.	23,600	853
Nankai Electric Railway Co. Ltd.	34,500	845
Kurita Water Industries Ltd.	34,200	842
* PeptiDream Inc.	25,500	836
Kyowa Exeo Corp.	30,500	822
Shinsei Bank Ltd.	53,800	820
Sumitomo Rubber Industries Ltd.	56,372	809
Credit Saison Co. Ltd.	50,900	808
Cosmo Energy Holdings Co. Ltd.	21,800	802
Azbil Corp.	43,000	801
Miura Co. Ltd.	32,700	799
Asics Corp.	55,000	796
Tokyo Century Corp.	14,820	795
Rinnai Corp.	10,900	792
Iida Group Holdings Co. Ltd.	43,497	792
Kewpie Corp.	34,300	788
Nabtesco Corp.	35,700	784
Nichirei Corp.	32,500	781
Ito En Ltd.	18,300	779
THK Co. Ltd.	35,000	773
Takara Holdings Inc.	55,100	773
MonotaRO Co. Ltd.	34,580	762
Kobe Steel Ltd.	94,800	762
Calbee Inc.	22,900	760
Air Water Inc.	46,800	758
Yamaguchi Financial Group Inc.	72,000	758
Ezaki Glico Co. Ltd.	15,100	753
Sega Sammy Holdings Inc.	58,500	751
Relo Group Inc.	31,853	751
Sotetsu Holdings Inc.	24,500	749
DIC Corp.	25,200	744
Hino Motors Ltd.	77,300	740
Kakaku.com Inc.	40,768	738
Kaneka Corp.	17,600	736
Taiyo Yuden Co. Ltd.	36,400	733
Welcia Holdings Co. Ltd.	14,200	724
Sanwa Holdings Corp.	61,700	724
Sundrug Co. Ltd.	19,900	723
Hitachi Metals Ltd.	61,200	720
Takashimaya Co. Ltd.	45,500	716
AEON Financial Service Co. Ltd.	36,500	714
Hitachi High-Technologies Corp.	18,900	709
Mitsubishi UFJ Lease & Finance Co. Ltd.	135,800	698
Taiyo Nippon Sanso Corp.	43,300	696
^ Sharp Corp.	45,129	693
House Foods Group Inc.	24,000	690
Sankyu Inc.	14,500	683
Tokyo Tatemono Co. Ltd.	63,500	683
Nomura Real Estate Holdings Inc.	36,200	680
Ain Holdings Inc.	8,600	674
Ube Industries Ltd.	30,900	673
Oracle Corp. Japan	9,900	670
Aeon Mall Co. Ltd.	36,272	670

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
K's Holdings Corp.	52,168	659
Nihon Kohden Corp.	22,000	659
Kagome Co. Ltd.	24,500	652
Nippon Electric Glass Co. Ltd.	25,800	650
Kamigumi Co. Ltd.	31,500	650
Yamazaki Baking Co. Ltd.	36,000	649
Anritsu Corp.	42,800	649
Shimamura Co. Ltd.	7,700	648
Capcom Co. Ltd.	31,000	646
Izumi Co. Ltd.	11,900	646
Seino Holdings Co. Ltd.	46,600	645
SG Holdings Co. Ltd.	25,300	637
SCREEN Holdings Co. Ltd.	11,700	636
Tsumura & Co.	20,300	631
Sumitomo Forestry Co. Ltd.	42,400	629
Nippon Kayaku Co. Ltd.	52,000	619
NOF Corp.	21,800	617
Nippon Shokubai Co. Ltd.	9,500	613
Pola Orbis Holdings Inc.	22,900	612
Hachijuni Bank Ltd.	144,700	611
Seven Bank Ltd.	195,300	610
Kinden Corp.	38,000	609
Sawai Pharmaceutical Co. Ltd.	12,000	608
Sankyo Co. Ltd.	15,900	607
Yokohama Rubber Co. Ltd.	31,300	606
Nippon Suisan Kaisha Ltd.	92,600	592
Rengo Co. Ltd.	67,800	591
Bic Camera Inc.	44,000	581
Benesse Holdings Inc.	20,600	575
Nifco Inc.	25,202	574
Maruichi Steel Tube Ltd.	19,400	559
Daiichikosho Co. Ltd.	12,100	558
Shikoku Electric Power Co. Inc.	44,200	555
Mabuchi Motor Co. Ltd.	15,500	551
Gunma Bank Ltd.	121,200	549
TechnoPro Holdings Inc.	10,500	547
Hiroshima Bank Ltd.	88,500	546
Kyushu Financial Group Inc.	123,470	545
Penta-Ocean Construction Co. Ltd.	91,000	544
SHO-BOND Holdings Co. Ltd.	7,600	541
Zenkoku Hosho Co. Ltd.	14,900	540
Furukawa Electric Co. Ltd.	20,000	540
Japan Airport Terminal Co. Ltd.	14,000	539
Zensho Holdings Co. Ltd.	27,700	537
Maeda Corp.	47,200	533
Cosmos Pharmaceutical Corp.	2,600	531
SCSK Corp.	12,500	530
Horiba Ltd.	11,300	529
Itochu Techno-Solutions Corp.	27,600	523
DeNA Co. Ltd.	31,400	522
Sugi Holdings Co. Ltd.	11,400	522
Kaken Pharmaceutical Co. Ltd.	10,400	521
Nishi-Nippon Railroad Co. Ltd.	20,800	515
*,^ LINE Corp.	15,994	510
Daido Steel Co. Ltd.	12,300	506
Nippon Paper Industries Co. Ltd.	27,700	502
Toyoda Gosei Co. Ltd.	23,200	500
Fancl Corp.	11,200	495
GS Yuasa Corp.	24,000	493
Ibiden Co. Ltd.	39,700	490
PALTAC Corp.	9,600	489
Aica Kogyo Co. Ltd.	16,300	485
NTT Urban Development Corp.	32,600	485
GMO Payment Gateway Inc.	10,000	484

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
NTN Corp.	132,000	483
NET One Systems Co. Ltd.	23,000	482
Japan Post Insurance Co. Ltd.	20,080	478
Toda Corp.	71,000	478
Morinaga & Co. Ltd.	11,900	477
Okumura Corp.	15,000	473
Iwatani Corp.	13,400	473
Ariake Japan Co. Ltd.	5,300	470
Toyo Tire & Rubber Co. Ltd.	28,000	467
* Hokuriku Electric Power Co.	50,100	467
Chugoku Bank Ltd.	51,900	466
TS Tech Co. Ltd.	16,100	463
Nagase & Co. Ltd.	29,500	463
NOK Corp.	31,800	458
Descente Ltd.	17,300	453
Hitachi Chemical Co. Ltd.	28,600	451
Nipro Corp.	35,400	451
ABC-Mart Inc.	7,700	450
Ulvac Inc.	13,800	449
DMG Mori Co. Ltd.	31,100	449
Citizen Watch Co. Ltd.	77,800	448
Tokuyama Corp.	20,000	447
Topcon Corp.	30,500	443
77 Bank Ltd.	21,400	442
Mitsui Mining & Smelting Co. Ltd.	15,600	442
Nisshinbo Holdings Inc.	40,100	441
Wacoal Holdings Corp.	16,000	441
* Daishi Hokuetsu Financial Group Inc.	12,250	441
* Kansai Mirai Financial Group Inc.	56,538	437
Hanwa Co. Ltd.	13,200	432
Iyo Bank Ltd.	72,800	432
Aoyama Trading Co. Ltd.	14,200	430
OSG Corp.	20,800	429
H2O Retailing Corp.	27,300	424
Colowide Co. Ltd.	17,400	424
ADEKA Corp.	28,500	422
Shimachu Co. Ltd.	16,100	422
Hokuhoku Financial Group Inc.	34,000	421
Pilot Corp.	7,600	420
Amano Corp.	19,700	419
Nishi-Nippon Financial Holdings Inc.	44,000	418
Sangetsu Corp.	21,700	417
OKUMA Corp.	8,300	414
Mitsubishi Logistics Corp.	18,000	413
Fukuyama Transporting Co. Ltd.	10,600	411
Zeon Corp.	42,000	406
Ship Healthcare Holdings Inc.	11,200	405
^ Sanrio Co. Ltd.	19,892	400
Outsourcing Inc.	31,500	399
Kyudenko Corp.	10,800	393
* Mitsui E&S Holdings Co. Ltd.	23,300	391
Acom Co. Ltd.	105,800	389
Nihon Unisys Ltd.	17,700	388
Sumitomo Mitsui Construction Co. Ltd.	61,520	386
Fuji Corp.	27,500	383
Tadano Ltd.	35,700	382
Kenedix Inc.	73,400	382
Fuji Oil Holdings Inc.	13,200	381
Japan Steel Works Ltd.	18,000	380
Maruha Nichiro Corp.	10,500	380
^ Yoshinoya Holdings Co. Ltd.	23,100	380
Ushio Inc.	31,300	378
Kanematsu Corp.	29,400	378
Mani Inc.	8,200	377

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Dowa Holdings Co. Ltd.	12,800	373
Open House Co. Ltd.	9,400	372
Kokuyo Co. Ltd.	23,500	371
Goldwin Inc.	5,200	371
Fuji Seal International Inc.	12,200	370
NHK Spring Co. Ltd.	43,100	369
Morinaga Milk Industry Co. Ltd.	13,800	368
Sumitomo Osaka Cement Co. Ltd.	9,900	368
Shiga Bank Ltd.	15,800	367
KH Neochem Co. Ltd.	12,900	366
Nippon Gas Co. Ltd.	12,000	363
Kusuri no Aoki Holdings Co. Ltd.	5,000	359
Infomart Corp.	34,400	357
Hazama Ando Corp.	51,600	356
Hitachi Capital Corp.	14,500	356
Miraca Holdings Inc.	14,600	355
Nikkon Holdings Co. Ltd.	14,700	355
Oki Electric Industry Co. Ltd.	25,900	355
Kumagai Gumi Co. Ltd.	13,300	347
Mirait Holdings Corp.	21,500	347
Yaoko Co. Ltd.	6,300	345
Toagosei Co. Ltd.	33,500	344
Toho Holdings Co. Ltd.	13,100	343
Fujikura Ltd.	79,400	343
Glory Ltd.	14,700	342
Tomy Co. Ltd.	29,100	339
Nihon Parkerizing Co. Ltd.	28,000	338
Daiwabo Holdings Co. Ltd.	5,700	336
Nojima Corp.	14,200	335
Toyobo Co. Ltd.	23,400	333
Nippon Light Metal Holdings Co. Ltd.	157,600	332
Tsubakimoto Chain Co.	8,600	330
Nishimatsu Construction Co. Ltd.	14,100	329
ZERIA Pharmaceutical Co. Ltd.	17,400	326
Digital Garage Inc.	11,900	325
Tokai Tokyo Financial Holdings Inc.	62,800	324
Matsui Securities Co. Ltd.	31,800	324
Morita Holdings Corp.	16,900	322
Kureha Corp.	5,000	321
Sapporo Holdings Ltd.	17,300	321
Hokkaido Electric Power Co. Inc.	54,800	320
Lasertec Corp.	11,100	320
Okamura Corp.	23,400	319
Toyota Boshoku Corp.	19,100	319
FP Corp.	6,200	318
Ci:z Holdings Co. Ltd.	6,100	316
Tokyo Ohka Kogyo Co. Ltd.	11,800	316
Nichias Corp.	14,500	316
Lintec Corp.	13,300	315
San-In Godo Bank Ltd.	41,400	314
Leopalace21 Corp.	75,300	314
Shima Seiki Manufacturing Ltd.	11,600	313
Takara Bio Inc.	13,200	311
Sumitomo Bakelite Co. Ltd.	8,600	311
Shinmaywa Industries Ltd.	24,700	304
Takuma Co. Ltd.	23,800	303
S Foods Inc.	7,500	302
Jafco Co. Ltd.	7,800	301
Kandenko Co. Ltd.	29,500	301
Heiwa Corp.	13,100	300
Hitachi Transport System Ltd.	11,600	298
Fuji Soft Inc.	6,500	298
Japan Lifeline Co. Ltd.	20,200	295
*,^ Kawasaki Kisen Kaisha Ltd.	22,099	294

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Nitta Corp.	8,100	294
EDION Corp.	27,900	293
Tokyo Seimitsu Co. Ltd.	12,200	293
Meitec Corp.	7,000	293
Toyo Ink SC Holdings Co. Ltd.	12,600	292
SMS Co. Ltd.	17,400	292
Mochida Pharmaceutical Co. Ltd.	3,671	290
Systena Corp.	24,000	289
Koei Tecmo Holdings Co. Ltd.	18,240	289
Exedy Corp.	11,700	288
Ichigo Inc.	88,100	288
cocokara fine Inc.	5,200	286
Inaba Denki Sangyo Co. Ltd.	7,100	286
United Arrows Ltd.	7,600	286
Tokai Rika Co. Ltd.	15,600	284
Keihin Corp.	14,400	284
Resorttrust Inc.	18,400	283
Fuyo General Lease Co. Ltd.	5,100	283
Kissei Pharmaceutical Co. Ltd.	9,848	283
Japan Petroleum Exploration Co. Ltd.	13,500	282
Kameda Seika Co. Ltd.	5,949	282
KOMEDA Holdings Co. Ltd.	14,300	281
Okamoto Industries Inc.	6,200	279
^ Orient Corp.	178,500	279
NS Solutions Corp.	9,300	278
Nippon Sheet Glass Co. Ltd.	32,774	277
Tokyo Dome Corp.	31,500	277
^ Suruga Bank Ltd.	58,500	276
Maeda Road Construction Co. Ltd.	15,000	273
Musashino Bank Ltd.	10,100	273
Sakata Seed Corp.	8,600	272
Takasago Thermal Engineering Co. Ltd.	15,900	272
Taiyo Holdings Co. Ltd.	7,600	272
Topre Corp.	13,000	271
Trusco Nakayama Corp.	10,700	270
Macnica Fuji Electronics Holdings Inc.	18,500	267
Ogaki Kyoritsu Bank Ltd.	12,000	266
Keiyo Bank Ltd.	36,500	266
Senshu Ikeda Holdings Inc.	86,400	266
Shochiku Co. Ltd.	2,700	263
Kyoritsu Maintenance Co. Ltd.	5,872	261
Mandom Corp.	9,400	261
Eizo Corp.	6,400	261
JINS Inc.	4,600	260
Megmilk Snow Brand Co. Ltd.	11,100	260
HIS Co. Ltd.	8,500	259
Senko Group Holdings Co. Ltd.	33,200	258
^ Daio Paper Corp.	19,900	258
Sumitomo Warehouse Co. Ltd.	22,000	258
Daiseki Co. Ltd.	10,900	258
Okinawa Electric Power Co. Inc.	13,821	258
TOKAI Holdings Corp.	30,800	257
Central Glass Co. Ltd.	11,900	257
Musashi Seimitsu Industry Co. Ltd.	17,600	257
As One Corp.	3,600	256
Awa Bank Ltd.	9,400	256
Autobacs Seven Co. Ltd.	15,800	254
Hokkoku Bank Ltd.	6,900	253
GMO internet Inc.	17,700	253
Makino Milling Machine Co. Ltd.	6,600	251
Gunze Ltd.	5,600	248
Duskin Co. Ltd.	10,900	248
Optex Group Co. Ltd.	13,600	248
Sushiro Global Holdings Ltd.	4,700	248

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Fujitec Co. Ltd.	22,700	247
	Heiwado Co. Ltd.	9,600	246
	Fukushima Industries Corp.	5,400	246
	Mitsubishi Pencil Co. Ltd.	14,100	246
	Aomori Bank Ltd.	9,000	246
	Nomura Co. Ltd.	10,800	245
	Zenrin Co. Ltd.	9,850	245
	Iriso Electronics Co. Ltd.	5,800	245
*,^	Aiful Corp.	92,800	245
	Tokyo Steel Manufacturing Co. Ltd.	30,900	244
	Showa Corp.	17,300	238
	Internet Initiative Japan Inc.	12,300	238
	KYORIN Holdings Inc.	10,900	238
	Ryobi Ltd.	8,200	238
	Kura Corp.	4,100	238
	Kiyo Bank Ltd.	16,007	237
^	GungHo Online Entertainment Inc.	130,700	236
	San-A Co. Ltd.	5,600	236
	Joyful Honda Co. Ltd.	16,388	236
	Hyakugo Bank Ltd.	64,000	235
	Canon Marketing Japan Inc.	12,400	235
	Kanamoto Co. Ltd.	7,000	234
	Modec Inc.	7,800	234
	San-Ai Oil Co. Ltd.	21,700	233
	Kitz Corp.	29,200	233
	Benefit One Inc.	9,000	232
	Yamato Kogyo Co. Ltd.	8,800	232
	Kotobuki Spirits Co. Ltd.	6,000	230
	Toei Co. Ltd.	2,100	229
	Fujitsu General Ltd.	15,300	229
	Create Restaurants Holdings Inc.	21,500	228
^	Monex Group Inc.	57,900	227
	Chiyoda Corp.	45,400	226
	North Pacific Bank Ltd.	75,300	226
	Taikisha Ltd.	7,900	223
	Nisshin Oillio Group Ltd.	7,400	222
	Justsystems Corp.	10,800	222
	EPS Holdings Inc.	11,300	221
	Asahi Holdings Inc.	10,300	221
	FCC Co. Ltd.	8,900	220
	Itoham Yonekyu Holdings Inc.	34,872	220
	Nippon Television Holdings Inc.	13,600	217
	Round One Corp.	18,200	216
^	Broadleaf Co. Ltd.	37,300	215
	Sintokogio Ltd.	24,900	215
	Toho Zinc Co. Ltd.	6,700	214
	Alpine Electronics Inc.	12,600	214
	Nippo Corp.	13,000	213
	Atom Corp.	23,949	213
	JCR Pharmaceuticals Co. Ltd.	5,000	212
	Japan Aviation Electronics Industry Ltd.	16,000	212
	Arcs Co. Ltd.	8,700	210
	Hitachi Zosen Corp.	55,000	209
	Nachi-Fujikoshi Corp.	5,100	208
	Towa Pharmaceutical Co. Ltd.	2,700	208
	Heiwa Real Estate Co. Ltd.	11,200	207
	Hogy Medical Co. Ltd.	7,000	207
	Starts Corp. Inc.	9,900	206
	Onward Holdings Co. Ltd.	34,000	205
	Nishimatsuya Chain Co. Ltd.	22,900	204
	IBJ Leasing Co. Ltd.	8,100	203
	SKY Perfect JSAT Holdings Inc.	45,600	202
	Japan Material Co. Ltd.	17,200	202
	Seiren Co. Ltd.	14,200	202

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Tosho Co. Ltd.	5,200	202
	Shibuya Corp.	6,000	202
	Pacific Industrial Co. Ltd.	13,800	202
	Fuji Media Holdings Inc.	12,400	201
	Fuji Co. Ltd.	10,700	201
^	Nippon Yakin Kogyo Co. Ltd.	75,500	201
	Tsubaki Nakashima Co. Ltd.	10,900	200
	Nippon Steel & Sumikin Bussan Corp.	4,600	200
	Yuasa Trading Co. Ltd.	6,100	200
	Monogatari Corp.	2,236	200
	Nippon Flour Mills Co. Ltd.	12,000	199
	Wacom Co. Ltd.	42,600	198
	Paramount Bed Holdings Co. Ltd.	4,700	198
	Yodogawa Steel Works Ltd.	9,100	198
	Nippon Soda Co. Ltd.	7,600	198
*,^	RENOVA Inc.	18,200	197
	Tokai Corp.	9,800	197
	Nihon Nohyaku Co. Ltd.	35,600	197
	Kato Sangyo Co. Ltd.	6,400	197
	NSD Co. Ltd.	9,290	197
	DCM Holdings Co. Ltd.	20,200	196
	Saibu Gas Co. Ltd.	8,800	196
	BML Inc.	7,100	196
	Press Kogyo Co. Ltd.	42,700	195
	Avex Inc.	14,500	195
	Shoei Co. Ltd.	5,000	195
	Bank of Iwate Ltd.	5,100	194
	Nippon Seiki Co. Ltd.	11,000	194
	Nissan Shatai Co. Ltd.	24,000	193
	Shizuoka Gas Co. Ltd.	22,300	193
	Showa Sangyo Co. Ltd.	7,700	193
	Yamazen Corp.	17,600	193
	Yamagata Bank Ltd.	9,400	191
	Raito Kogyo Co. Ltd.	14,100	190
	Takeuchi Manufacturing Co. Ltd.	9,200	190
	Solasto Corp.	18,000	190
*	Japan Display Inc.	196,500	190
	Piolax Inc.	8,700	190
	Valor Holdings Co. Ltd.	8,800	189
	Kohnan Shoji Co. Ltd.	7,500	188
	Sanki Engineering Co. Ltd.	19,100	187
	Juroku Bank Ltd.	8,200	185
	Hokuetsu Corp.	38,700	185
	CKD Corp.	16,000	184
	Fuji Kyuko Co. Ltd.	6,300	184
	Noevir Holdings Co. Ltd.	4,300	183
	Create SD Holdings Co. Ltd.	7,200	182
	Hyakujushi Bank Ltd.	7,100	181
	Idec Corp.	10,000	181
	Maruwa Unyu Kikan Co. Ltd.	5,666	181
	Maruwa Co. Ltd.	3,200	181
	Nissha Co. Ltd.	11,100	181
	Kintetsu World Express Inc.	11,600	180
	Kumiai Chemical Industry Co. Ltd.	28,963	180
	LEC Inc.	9,000	180
	Belc Co. Ltd.	3,500	179
	Shikoku Chemicals Corp.	17,500	179
	Seiko Holdings Corp.	7,400	178
	Pressance Corp.	15,600	177
	United Super Markets Holdings Inc.	16,160	177
^	Katitas Co. Ltd.	7,300	177
	Macromill Inc.	8,900	176
	Ichibanya Co. Ltd.	4,600	176
	Ryosan Co. Ltd.	6,100	176

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Doshisha Co. Ltd.	8,500	175
	Noritake Co. Ltd.	3,500	175
	Nichiha Corp.	7,900	174
	TOMONY Holdings Inc.	44,900	174
	Oiles Corp.	9,460	174
	Teikoku Sen-I Co. Ltd.	7,900	173
	Iino Kaiun Kaisha Ltd.	39,400	173
	Meidensha Corp.	12,200	173
	Bank of Okinawa Ltd.	5,180	173
	Tokyo Broadcasting System Holdings Inc.	9,300	172
	Hamakyorex Co. Ltd.	5,300	171
^	Noritsu Koki Co. Ltd.	7,600	171
	Prestige International Inc.	15,000	171
	Axial Retailing Inc.	5,199	170
	Nissin Kogyo Co. Ltd.	11,700	170
	Tachibana Eletech Co. Ltd.	11,200	170
	Fujicco Co. Ltd.	7,400	170
	Tokyotokeiba Co. Ltd.	4,800	170
	San ju San Financial Group Inc.	9,580	170
	Maruzen Showa Unyu Co. Ltd.	6,400	169
	JVC Kenwood Corp.	68,400	169
	Funai Soken Holdings Inc.	7,950	168
	V Technology Co. Ltd.	1,300	168
	Yondoshi Holdings Inc.	7,900	168
	Ai Holdings Corp.	8,700	166
	Royal Holdings Co. Ltd.	6,700	166
	Hirata Corp.	2,680	165
	Daiho Corp.	6,000	165
*,^	euglena Co. Ltd.	28,900	165
	Nichicon Corp.	19,800	165
^	MOS Food Services Inc.	6,200	164
	Shikoku Bank Ltd.	14,600	164
	Chugoku Marine Paints Ltd.	20,400	164
	Yokogawa Bridge Holdings Corp.	10,100	164
	Hiday Hidaka Corp.	8,397	164
	Sato Holdings Corp.	5,500	163
	Takara Standard Co. Ltd.	10,500	162
	Oita Bank Ltd.	4,900	162
	Koshidaka Holdings Co. Ltd.	13,904	162
	Japan Pulp & Paper Co. Ltd.	4,400	162
	Dai Nippon Toryo Co. Ltd.	15,900	161
	Totetsu Kogyo Co. Ltd.	6,500	160
	Seikagaku Corp.	10,800	160
	Computer Engineering & Consulting Ltd.	7,426	160
	Toho Bank Ltd.	45,000	160
	Mitsuboshi Belting Ltd.	6,500	160
	Unipres Corp.	8,900	159
	Tayca Corp.	7,561	159
	Rheon Automatic Machinery Co. Ltd.	9,280	159
	Nippon Denko Co. Ltd.	66,600	158
	Financial Products Group Co. Ltd.	16,200	158
	Okasan Securities Group Inc.	33,000	158
	Milbon Co. Ltd.	4,400	158
^	Siix Corp.	11,600	158
	Itoki Corp.	30,300	157
	Tamron Co. Ltd.	8,800	157
	Tsukishima Kikai Co. Ltd.	13,300	157
	Sagami Holdings Corp.	13,100	157
	Eiken Chemical Co. Ltd.	7,000	157
*,^	Sourcenext Corp.	12,700	157
	Sanyo Special Steel Co. Ltd.	6,800	156
	Toyo Tanso Co. Ltd.	6,000	156
	Sekisui Jushi Corp.	8,600	156
	Sanyo Chemical Industries Ltd.	3,400	156

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Nanto Bank Ltd.	6,800	156
	Komeri Co. Ltd.	6,000	156
	Sanyo Denki Co. Ltd.	3,800	155
	Toshiba TEC Corp.	5,200	155
	Goldcrest Co. Ltd.	9,900	155
	Inabata & Co. Ltd.	11,600	155
	Daikyo Inc.	5,900	155
	Sakai Moving Service Co. Ltd.	3,000	155
	Arata Corp.	3,400	154
	Tokushu Tokai Paper Co. Ltd.	4,000	154
	Denki Kogyo Co. Ltd.	6,000	153
	Toshiba Plant Systems & Services Corp.	7,500	153
	Riken Corp.	3,200	153
	Link And Motivation Inc.	15,500	152
	Aida Engineering Ltd.	18,500	152
	Kurabo Industries Ltd.	6,300	152
	Transcosmos Inc.	6,700	152
*	Open Door Inc.	6,400	152
	Ohsho Food Service Corp.	2,200	152
	FULLCAST Holdings Co. Ltd.	8,066	152
	Bando Chemical Industries Ltd.	13,100	152
*	Mitsui-Soko Holdings Co. Ltd.	9,800	151
	Relia Inc.	13,700	151
	Miyazaki Bank Ltd.	5,800	151
	Tokyu Construction Co. Ltd.	16,700	151
	Studio Alice Co. Ltd.	6,600	151
	Asunaro Aoki Construction Co. Ltd.	16,900	150
	Nippon Signal Company Ltd.	16,400	150
	Earth Corp.	3,300	150
	Daihen Corp.	6,400	150
	Sumitomo Seika Chemicals Co. Ltd.	3,000	150
	DTS Corp.	4,300	149
	Jeol Ltd.	9,000	148
	Giken Ltd.	4,400	148
	Max Co. Ltd.	11,000	148
^	Toridoll Holdings Corp.	8,700	147
	Prima Meat Packers Ltd.	7,800	147
^	Michinoku Bank Ltd.	9,300	147
	Teikoku Electric Manufacturing Co. Ltd.	10,200	146
	Foster Electric Co. Ltd.	10,000	146
	Bell System24 Holdings Inc.	11,000	145
	Sanshin Electronics Co. Ltd.	8,600	145
	Wakita & Co. Ltd.	13,400	144
	Nihon Tokushu Toryo Co. Ltd.	7,500	144
	Japan Wool Textile Co. Ltd.	18,200	144
	Nippon Densetsu Kogyo Co. Ltd.	7,100	144
	UACJ Corp.	6,500	142
	Geo Holdings Corp.	9,300	142
^	KYB Corp.	5,900	142
	Valqua Ltd.	5,800	141
	Unizo Holdings Co. Ltd.	7,500	141
	Bank of the Ryukyus Ltd.	12,400	141
	Nikkiso Co. Ltd.	12,100	141
^	Clarion Co. Ltd.	6,400	140
	Toshiba Machine Co. Ltd.	7,400	140
	Bank of Nagoya Ltd.	4,400	139
*,^	Akebono Brake Industry Co. Ltd.	69,100	139
	Maxell Holdings Ltd.	10,900	139
	Daiichi Jitsugyo Co. Ltd.	4,200	139
^	Aruhi Corp.	8,100	138
	Kisoji Co. Ltd.	6,000	138
^	Pepper Food Service Co. Ltd.	4,907	138
	Obara Group Inc.	3,500	138
	Kadokawa Dwango Corp.	13,736	137

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Menicon Co. Ltd.	6,200	137
TPR Co. Ltd.	5,600	136
Osaka Soda Co. Ltd.	5,800	136
Roland DG Corp.	6,400	136
Nisshin Steel Co. Ltd.	10,400	136
Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	136
Topy Industries Ltd.	5,000	135
Mitsui Sugar Co. Ltd.	5,000	135
Tsugami Corp.	15,000	134
Hioki EE Corp.	3,800	134
Nagatanien Holdings Co. Ltd.	5,500	134
Nitto Boseki Co. Ltd.	6,800	134
Ringer Hut Co. Ltd.	6,700	134
Rokko Butter Co. Ltd.	6,200	134
ESPEC Corp.	7,500	133
^ Plenus Co. Ltd.	8,300	133
Hosiden Corp.	14,400	132
Daido Metal Co. Ltd.	17,300	132
TSI Holdings Co. Ltd.	19,400	132
Komori Corp.	12,200	132
Nichi-iko Pharmaceutical Co. Ltd.	9,650	131
Futaba Corp.	8,400	131
Furukawa Co. Ltd.	10,600	131
^ Shoei Foods Corp.	3,400	131
Kyodo Printing Co. Ltd.	5,200	131
Anest Iwata Corp.	13,700	131
Riken Keiki Co. Ltd.	6,600	130
Aeon Delight Co. Ltd.	3,900	130
Nippon Ceramic Co. Ltd.	5,300	130
^ Strike Co. Ltd.	4,443	129
Mitsubishi Shokuhin Co. Ltd.	5,000	129
JCU Corp.	6,000	129
Okabe Co. Ltd.	14,400	128
Eighteenth Bank Ltd.	4,700	128
Sanken Electric Co. Ltd.	5,800	128
Star Micronics Co. Ltd.	9,000	128
Maeda Kosen Co. Ltd.	6,600	128
Dexerials Corp.	14,800	127
Hokuto Corp.	7,400	126
JP-Holdings Inc.	47,500	126
Krosaki Harima Corp.	1,900	126
^ Matsuya Co. Ltd.	13,300	126
^ Istyle Inc.	14,000	126
Nagaileben Co. Ltd.	5,600	125
* Ishihara Sangyo Kaisha Ltd.	10,500	125
Tokyo Kiraboshi Financial Group Inc.	7,749	125
* Kojima Co. Ltd.	28,400	125
^ Nissin Electric Co. Ltd.	15,300	125
Noritz Corp.	8,600	125
Megachips Corp.	6,500	125
NS United Kaiun Kaisha Ltd.	5,100	124
Takasago International Corp.	3,900	124
ASKUL Corp.	4,500	124
Marusan Securities Co. Ltd.	16,100	124
Shinko Shoji Co. Ltd.	8,900	124
Nitto Kogyo Corp.	7,100	124
Hisaka Works Ltd.	12,900	123
Token Corp.	1,900	123
Retail Partners Co. Ltd.	10,700	122
Linical Co. Ltd.	8,800	122
Daikyonishikawa Corp.	12,800	122
Fujimori Kogyo Co. Ltd.	4,200	122
^ Ohara Inc.	5,800	122
Gree Inc.	29,100	122

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	TV Asahi Holdings Corp.	6,500	121
	Kansai Super Market Ltd.	13,100	121
	SRA Holdings	4,300	121
	Chuo Spring Co. Ltd.	3,900	121
	Arcland Sakamoto Co. Ltd.	9,200	120
	NichiiGakkan Co. Ltd.	12,900	120
	Jaccs Co. Ltd.	6,400	120
	Juki Corp.	10,700	120
	Yokohama Reito Co. Ltd.	15,100	120
	PIA Corp.	2,500	120
*,^	Remixpoint Inc.	17,807	119
	Dip Corp.	5,500	119
	Nippon Carbon Co. Ltd.	2,100	119
	St. Marc Holdings Co. Ltd.	5,000	119
	France Bed Holdings Co. Ltd.	14,000	118
	Belluna Co. Ltd.	11,900	118
	Ichikoh Industries Ltd.	17,000	118
	Daibiru Corp.	11,700	118
^	Kitanotatsujin Corp.	22,900	118
	Aichi Steel Corp.	3,300	117
^	KFC Holdings Japan Ltd.	6,600	116
	Mitsui Matsushima Holdings Co. Ltd.	7,400	116
	AOKI Holdings Inc.	8,800	116
	Rock Field Co. Ltd.	8,000	116
	Chudenko Corp.	5,500	116
	Toda Kogyo Corp.	4,900	116
	Keihanshin Building Co. Ltd.	15,700	116
	Eagle Industry Co. Ltd.	9,900	115
	Osaka Steel Co. Ltd.	6,500	115
*,^	Nextage Co. Ltd.	12,500	115
	YA-MAN Ltd.	7,100	114
	Alconix Corp.	10,019	114
	TKC Corp.	3,000	114
	Sankyo Seiko Co. Ltd.	28,400	114
	Qol Holdings Co. Ltd.	5,400	114
	Fukui Bank Ltd.	6,000	114
	Nippon Coke & Engineering Co. Ltd.	123,200	114
	Sanoh Industrial Co. Ltd.	19,700	112
	Sanyo Electric Railway Co. Ltd.	5,081	112
	Uchida Yoko Co. Ltd.	4,600	112
	Saizeriya Co. Ltd.	5,900	112
	OBIC Business Consultants Co. Ltd.	1,400	112
	Chiyoda Co. Ltd.	5,800	112
	YAMABIKO Corp.	10,400	112
	Kappa Create Co. Ltd.	9,500	112
*	Space Value Holdings Co. Ltd.	12,500	112
	NEC Networks & System Integration Corp.	5,100	111
	Marudai Food Co. Ltd.	6,800	111
	Bunka Shutter Co. Ltd.	15,800	111
	Katakura Industries Co. Ltd.	10,200	110
	Akatsuki Inc.	2,800	110
	Starzen Co. Ltd.	2,700	110
	Ehime Bank Ltd.	10,600	109
^	OPT Holding Inc.	4,895	109
^	Zojirushi Corp.	10,000	109
	Shinko Plantech Co. Ltd.	11,700	109
	Kanto Denka Kogyo Co. Ltd.	12,000	109
	Tokyo Individualized Educational Institute Inc.	8,400	109
	MCJ Co. Ltd.	13,600	108
*,^	M&A Capital Partners Co. Ltd.	2,200	108
	Chofu Seisakusho Co. Ltd.	5,300	107
	Kenko Mayonnaise Co. Ltd.	5,000	107
	Nichiban Co. Ltd.	5,500	107
	Cleanup Corp.	17,500	107

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Chugai Ro Co. Ltd.	5,000	107
Japan Securities Finance Co. Ltd.	19,000	106
G-Tekt Corp.	7,500	106
Dai-Dan Co. Ltd.	4,500	106
Nohmi Bosai Ltd.	5,000	105
Kyoei Steel Ltd.	5,800	105
Tochigi Bank Ltd.	36,100	105
Sanei Architecture Planning Co. Ltd.	7,200	105
Anicom Holdings Inc.	3,300	105
Chukyo Bank Ltd.	5,200	105
Tocalo Co. Ltd.	12,000	104
Shindengen Electric Manufacturing Co. Ltd.	2,400	104
Elecom Co. Ltd.	4,400	104
Toenec Corp.	3,600	104
Matsuda Sangyo Co. Ltd.	8,300	103
Pack Corp.	3,600	103
T Hasegawa Co. Ltd.	5,800	103
Tokyo Electron Device Ltd.	5,800	103
Nippon Beet Sugar Manufacturing Co. Ltd.	5,900	103
Xebio Holdings Co. Ltd.	7,400	103
Joshin Denki Co. Ltd.	4,000	102
Neturen Co. Ltd.	11,600	102
^ COOKPAD Inc.	27,800	102
Torii Pharmaceutical Co. Ltd.	4,600	102
Life Corp.	4,100	101
Sakai Chemical Industry Co. Ltd.	4,400	101
Nakayama Steel Works Ltd.	19,100	100
Okuwa Co. Ltd.	10,000	100
Adastria Co. Ltd.	6,140	100
Zuken Inc.	6,700	100
Kanagawa Chuo Kotsu Co. Ltd.	3,000	100
T-Gaia Corp.	4,400	100
Shinko Electric Industries Co. Ltd.	14,300	100
^ J Trust Co. Ltd.	19,500	99
^ Rorze Corp.	5,800	99
Tsurumi Manufacturing Co. Ltd.	5,500	98
Konishi Co. Ltd.	7,000	98
Doutor Nichires Holdings Co. Ltd.	5,500	98
Kasai Kogyo Co. Ltd.	10,600	98
Tekken Corp.	3,900	97
Nishio Rent All Co. Ltd.	3,000	97
J-Oil Mills Inc.	2,800	97
DyDo Group Holdings Inc.	1,900	96
Fuso Chemical Co. Ltd.	4,800	96
Kyokuyo Co. Ltd.	3,500	96
^ Godo Steel Ltd.	5,000	96
LIXIL VIVA Corp.	5,900	96
Towa Bank Ltd.	11,700	95
Sac's Bar Holdings Inc.	10,700	95
Meisei Industrial Co. Ltd.	12,500	94
Sodick Co. Ltd.	12,500	94
Nitto Kohki Co. Ltd.	4,500	94
Mizuno Corp.	4,000	94
Tosei Corp.	10,200	93
Itochu-Shokuhin Co. Ltd.	2,000	93
Fujiya Co. Ltd.	4,300	93
Sakata INX Corp.	9,400	93
Nippon Chemi-Con Corp.	4,100	93
Riso Kagaku Corp.	4,400	93
Yakuodo Co. Ltd.	3,000	93
TOC Co. Ltd.	13,600	93
Sankyo Tateyama Inc.	8,200	92
Toa Corp.	5,500	92
Futaba Industrial Co. Ltd.	16,800	92

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Paris Miki Holdings Inc.	21,300	91
	Digital Arts Inc.	2,000	91
	Ateam Inc.	4,800	91
	Yamanashi Chuo Bank Ltd.	6,400	91
	Tsukui Corp.	10,600	91
	Konoike Transport Co. Ltd.	6,000	91
	Takihyo Co. Ltd.	5,200	91
	kabu.com Securities Co. Ltd.	24,800	90
*	World Holdings Co. Ltd.	3,700	90
	Key Coffee Inc.	5,000	89
	Tonami Holdings Co. Ltd.	1,600	89
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,000	89
	Ricoh Leasing Co. Ltd.	2,700	89
	Koa Corp.	6,400	89
	Sinko Industries Ltd.	6,159	88
	VT Holdings Co. Ltd.	21,100	88
	Achilles Corp.	4,400	88
	Genky DrugStores Co. Ltd.	2,700	87
*	Unitika Ltd.	17,100	87
	Mitsui High-Tec Inc.	8,100	87
	ASAHI YUKIZAI Corp.	4,400	87
	Enplas Corp.	3,200	87
	Tamura Corp.	17,000	87
	Sun Frontier Fudousan Co. Ltd.	8,500	87
	Nippon Thompson Co. Ltd.	15,000	87
	Fujimi Inc.	3,800	87
	Srg Takamiya Co. Ltd.	14,800	86
	Kamei Corp.	7,500	86
	GCA Corp.	10,800	86
	Ines Corp.	7,400	86
^	Parco Co. Ltd.	8,100	86
	Nippon Koei Co. Ltd.	3,800	86
	Trust Tech Inc.	2,800	85
	JAC Recruitment Co. Ltd.	4,700	85
	Meiko Network Japan Co. Ltd.	9,600	84
	Mitsubishi Steel Manufacturing Co. Ltd.	4,800	84
	Hibiya Engineering Ltd.	5,100	84
	Pacific Metals Co. Ltd.	3,000	84
	Chubu Shiryo Co. Ltd.	6,900	84
	Inageya Co. Ltd.	6,647	84
^	Hito Communications Inc.	4,700	83
	Osaki Electric Co. Ltd.	13,000	83
	Advan Co. Ltd.	8,200	83
	Taihei Dengyo Kaisha Ltd.	3,500	82
	Kita-Nippon Bank Ltd.	3,700	82
^	Sumida Corp.	6,634	82
	METAWATER Co. Ltd.	3,200	82
	Takamatsu Construction Group Co. Ltd.	3,200	82
*,^	Optorun Co. Ltd.	4,100	82
	Pasona Group Inc.	6,700	82
*,^	RS Technologies Co. Ltd.	2,000	81
^	KLab Inc.	9,200	81
	Kyokuto Securities Co. Ltd.	6,700	81
	Toyo Kanetsu KK	3,600	81
	Tachi-S Co. Ltd.	5,700	80
	Aichi Bank Ltd.	2,100	80
	Corona Corp. Class A	8,100	80
^	Yushin Precision Equipment Co. Ltd.	8,800	80
	Asahi Diamond Industrial Co. Ltd.	12,600	80
	Ichiyoshi Securities Co. Ltd.	9,400	79
	Stella Chemifa Corp.	2,600	79
	Information Services International-Dentsu Ltd.	2,300	79
	OSJB Holdings Corp.	31,300	79
	Akita Bank Ltd.	3,400	79

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Mitsuuroko Group Holdings Co. Ltd.	12,100	79
	Vector Inc.	4,600	79
*,^	Medical Data Vision Co. Ltd.	5,000	79
	Canon Electronics Inc.	4,300	79
	Mitsubishi Logisnext Co. Ltd.	6,600	78
*	Sogo Medical Holdings Co. Ltd.	3,600	77
	Denyo Co. Ltd.	5,100	77
	GLOBERIDE Inc.	3,200	77
*	U-Shin Ltd.	11,400	77
	Kanematsu Electronics Ltd.	2,500	77
^	Toyo Denki Seizo KK	5,400	77
	Amuse Inc.	3,000	76
	Yellow Hat Ltd.	3,100	76
	Kobe Bussan Co. Ltd.	3,000	76
	Kaga Electronics Co. Ltd.	3,400	76
	F@N Communications Inc.	13,700	76
	Gakken Holdings Co. Ltd.	1,500	76
	Tomoku Co. Ltd.	4,400	76
	Iseki & Co. Ltd.	4,400	76
	Miroku Jyoho Service Co. Ltd.	4,000	75
^	Vital KSK Holdings Inc.	7,200	75
^	Hoosiers Holdings	13,500	75
^	Takara Leben Co. Ltd.	26,000	75
^	SAMTY Co. Ltd.	5,700	75
	Cawachi Ltd.	4,000	74
	Toho Titanium Co. Ltd.	7,300	74
	Intage Holdings Inc.	8,600	74
	Mie Kotsu Group Holdings Inc.	15,900	74
	Sinfonia Technology Co. Ltd.	5,600	73
	LIFULL Co. Ltd.	10,800	73
	Nissin Corp.	3,800	73
	Fuji Pharma Co. Ltd.	4,600	72
	Chiyoda Integre Co. Ltd.	3,600	72
	UKC Holdings Corp.	3,700	72
^	Fixstars Corp.	6,600	72
	Shinwa Co. Ltd.	3,600	71
^	ST Corp.	4,000	71
^	Daisyo Corp.	4,700	70
	Onoken Co. Ltd.	4,800	70
^	Yamashin-Filter Corp.	9,851	70
	Kyosan Electric Manufacturing Co. Ltd.	15,000	70
	Nichiden Corp.	4,300	70
^	COLOPL Inc.	11,300	70
	Tv Tokyo Holdings Corp.	3,000	69
	Takaoka Toko Co. Ltd.	4,800	69
	Union Tool Co.	2,000	69
^	Kourakuen Holdings Corp.	4,200	69
	Aeon Fantasy Co. Ltd.	2,200	69
	Itochu Enex Co. Ltd.	7,300	69
	Trancom Co. Ltd.	1,200	69
	Mitsubishi Research Institute Inc.	2,200	69
	Mitsuba Corp.	8,700	69
	Riken Technos Corp.	15,200	68
	Happinet Corp.	4,500	68
	Hosokawa Micron Corp.	1,400	68
	ValueCommerce Co. Ltd.	4,800	68
	Toli Corp.	25,900	68
	ASKA Pharmaceutical Co. Ltd.	5,100	67
^	Nissei ASB Machine Co. Ltd.	2,000	67
	Elematec Corp.	3,100	66
	Daiken Corp.	3,600	66
	Fujitsu Frontech Ltd.	5,900	66
	Bank of Saga Ltd.	3,400	65
	Tokyo Rope Manufacturing Co. Ltd.	6,300	65

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Feed One Co. Ltd.	37,900	65
^	OSAKA Titanium Technologies Co. Ltd.	4,100	64
	Tanseisha Co. Ltd.	6,300	64
	Fujibo Holdings Inc.	2,200	64
	K&O Energy Group Inc.	4,600	64
	Kanaden Corp.	6,100	64
	Arakawa Chemical Industries Ltd.	4,500	63
	Dai-ichi Seiko Co. Ltd.	5,000	63
	Kato Works Co. Ltd.	2,200	63
	Daito Pharmaceutical Co. Ltd.	2,100	63
	Fujita Kanko Inc.	2,300	63
	Fuji Oil Co. Ltd.	16,300	62
	Hakuto Co. Ltd.	5,492	62
	BRONCO BILLY Co. Ltd.	2,400	62
	Toyo Corp.	7,800	62
	Ryoyo Electro Corp.	4,300	62
*	Pioneer Corp.	68,800	62
	CMK Corp.	9,600	62
	Hochiki Corp.	5,000	61
	Central Sports Co. Ltd.	1,750	61
*,^	Tokyo Base Co. Ltd.	10,900	61
	Nippon Parking Development Co. Ltd.	43,500	61
	Marvelous Inc.	7,600	61
	Nippon Road Co. Ltd.	1,100	61
	Furuno Electric Co. Ltd.	5,100	60
	FIDEA Holdings Co. Ltd.	44,900	60
	Toyo Construction Co. Ltd.	14,700	60
	Melco Holdings Inc.	1,800	60
	Toppan Forms Co. Ltd.	6,600	60
	Shibusawa Warehouse Co. Ltd.	4,200	59
	Aisan Industry Co. Ltd.	7,900	59
	Fudo Tetra Corp.	3,880	59
	Warabeya Nichiyo Holdings Co. Ltd.	3,600	59
^	Hodogaya Chemical Co. Ltd.	2,400	58
	Mars Group Holdings Corp.	2,800	58
	Icom Inc.	2,700	58
	CMIC Holdings Co. Ltd.	3,100	58
	Arcland Service Holdings Co. Ltd.	2,800	57
	T RAD Co. Ltd.	2,400	57
	Central Security Patrols Co. Ltd.	1,219	57
	Sinanen Holdings Co. Ltd.	2,400	57
	Torishima Pump Manufacturing Co. Ltd.	6,900	57
	Mimasu Semiconductor Industry Co. Ltd.	4,300	56
	Keiyo Co. Ltd.	11,400	56
	Kitagawa Corp.	2,400	56
	Jimoto Holdings Inc.	43,000	56
	Komtasu Matere Co. Ltd.	6,800	56
	Toho Co. Ltd.	2,800	55
	Matsuyafoods Holdings Co. Ltd.	1,700	55
	Oyo Corp.	4,800	55
	Nippon Kanzai Co. Ltd.	3,000	55
	Sumitomo Densetsu Co. Ltd.	3,400	54
^	Wellnet Corp.	5,500	54
	CAC Holdings Corp.	6,000	53
*	Kintetsu Department Store Co. Ltd.	1,700	53
^	eRex Co. Ltd.	6,400	53
	Yurtec Corp.	7,000	53
	PAL GROUP Holdings Co. Ltd.	1,800	53
^	W-Scope Corp.	5,300	53
	Toa Corp./Hyogo	4,900	53
	Fuso Pharmaceutical Industries Ltd.	2,200	52
	Wowow Inc.	1,800	52
	IDOM Inc.	15,500	52
	Tokyo Energy & Systems Inc.	6,000	52

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Chuetsu Pulp & Paper Co. Ltd.	3,900	52
Shin-Etsu Polymer Co. Ltd.	7,100	52
KAWADA TECHNOLOGIES Inc.	900	52
CHIMNEY Co. Ltd.	2,100	52
CI Takiron Corp.	10,000	51
Nittetsu Mining Co. Ltd.	1,200	51
Koatsu Gas Kogyo Co. Ltd.	7,000	51
Fukui Computer Holdings Inc.	3,200	51
Japan Transcity Corp.	13,000	51
Taisei Lamick Co. Ltd.	1,800	51
Daiwa Industries Ltd.	4,800	51
Alpen Co. Ltd.	3,000	50
Weathernews Inc.	1,700	50
Organo Corp.	1,800	50
Fukuda Corp.	1,200	49
Shinnihon Corp.	5,200	49
WATAMI Co. Ltd.	4,300	49
Gurunavi Inc.	6,400	49
Sumitomo Riko Co. Ltd.	5,900	49
Tenma Corp.	2,800	49
Ryoden Corp.	3,500	49
Yushiro Chemical Industry Co. Ltd.	3,858	48
Namura Shipbuilding Co. Ltd.	10,900	48
^ Yonex Co. Ltd.	8,400	48
Chiba Kogyo Bank Ltd.	12,200	48
Right On Co. Ltd.	5,800	48
Ministop Co. Ltd.	2,600	48
Alpha Systems Inc.	2,000	48
CONEXIO Corp.	3,300	48
Maezawa Kyuso Industries Co. Ltd.	2,900	47
Cosel Co. Ltd.	4,500	46
Riken Vitamin Co. Ltd.	1,500	46
Yahagi Construction Co. Ltd.	6,400	46
Asahi Co. Ltd.	3,800	46
JSP Corp.	2,300	45
Micronics Japan Co. Ltd.	7,000	45
Nihon Trim Co. Ltd.	800	44
Rhythm Watch Co. Ltd.	2,500	44
Okura Industrial Co. Ltd.	2,400	44
Sanyo Shokai Ltd.	2,600	44
* Senshukai Co. Ltd.	17,000	44
Yorozu Corp.	3,100	44
Future Corp.	3,200	44
Toyo Securities Co. Ltd.	22,000	44
Sekisui Plastics Co. Ltd.	5,500	43
AOI Electronics Co. Ltd.	1,300	42
Cybozu Inc.	6,600	42
Yomiuri Land Co. Ltd.	1,100	42
Toa Oil Co. Ltd.	1,800	42
Fujikura Kasei Co. Ltd.	7,400	41
Seika Corp.	2,600	41
Tatsuta Electric Wire and Cable Co. Ltd.	9,200	41
* KNT-CT Holdings Co. Ltd.	3,700	41
Taiho Kogyo Co. Ltd.	4,500	41
Misawa Homes Co. Ltd.	5,400	41
Nihon Chouzai Co. Ltd.	1,300	40
Gun-Ei Chemical Industry Co. Ltd.	1,500	40
Hokkan Holdings Ltd.	2,400	40
* Sanden Holdings Corp.	3,600	39
Halows Co. Ltd.	1,800	39
Artnature Inc.	6,500	38
Atsugi Co. Ltd.	4,200	38
Maezawa Kasei Industries Co. Ltd.	3,800	38
Honeys Holdings Co. Ltd.	4,760	38

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Aiphone Co. Ltd.	2,900	38
*	Vision Inc.	1,100	38
	Mitsubishi Paper Mills Ltd.	7,300	38
	Nihon Yamamura Glass Co. Ltd.	2,500	37
	Kitano Construction Corp.	1,100	37
	Pronexus Inc.	3,800	37
	Tosho Printing Co. Ltd.	4,500	36
	Kurimoto Ltd.	2,400	36
*,^	Toyo Engineering Corp.	4,400	35
	Japan Cash Machine Co. Ltd.	3,600	35
	Showa Aircraft Industry Co. Ltd.	3,000	35
	Tokyo Rakutenchi Co. Ltd.	800	35
	Mito Securities Co. Ltd.	12,000	35
	PC Depot Corp.	6,720	34
	MTI Ltd.	7,000	34
	Daikokutenbussan Co. Ltd.	900	34
^	Tateru Inc.	8,000	34
	Aichi Corp.	5,600	33
	Tsukuba Bank Ltd.	14,600	33
	Sumitomo Precision Products Co. Ltd.	1,000	32
	SWCC Showa Holdings Co. Ltd.	5,200	32
	Zuiko Corp.	1,200	32
*	Nippon Sharyo Ltd.	1,200	32
	Shimojima Co. Ltd.	3,500	31
	Chori Co. Ltd.	1,900	31
	Daikoku Denki Co. Ltd.	2,200	31
	Jamco Corp.	1,100	31
	Gecoss Corp.	3,200	31
	Inaba Seisakusho Co. Ltd.	2,500	30
	WDB Holdings Co. Ltd.	1,040	29
	Airport Facilities Co. Ltd.	5,400	29
	Shimizu Bank Ltd.	1,600	27
	NEC Capital Solutions Ltd.	1,600	25
	SMK Corp.	1,200	25
	Nippon Chemiphar Co. Ltd.	652	24
	CTS Co. Ltd.	3,979	21
*	Kinki Sharyo Co. Ltd.	1,000	20
	Towa Corp.	2,751	20
	Mitsubishi Kakoki Kaisha Ltd.	1,130	17
*	Laox Co. Ltd.	3,900	12
*,^	Funai Electric Co. Ltd.	2,000	10
*	SAMTY Co. Ltd. Rights Exp. 11/19/2018	5,700	6
	Mitani Sekisan Co. Ltd.	100	2
			1,244,978
Kuwait (0.0%)
*	National Bank of Kuwait SAKP	466,298	1,261
*	Kuwait Finance House KSCP	478,541	925
*	Mobile Telecommunications Co. KSC	334,482	490
	Agility Public Warehousing Co. KSC	129,791	354
*	Boubyan Petrochemicals Co. KSCP	59,704	200
*	Boubyan Bank KSCP	108,108	187
*	Humansoft Holding Co. KSC	15,145	152
*	National Industries Group Holding SAK	145,443	74
*	Warba Bank KSCP	76,444	57
*	Kuwait International Bank KSCP	72,232	57
*	Alimtiaz Investment Group KSC	108,330	45
*	Mezzan Holding Co. KSCC	17,776	37
			3,839
Luxembourg (0.0%)
	Tenaris SA ADR	35,578	1,040

Malaysia (0.3%)
	Public Bank Bhd. (Local)	1,026,989	6,041
	Tenaga Nasional Bhd.	1,363,626	4,793

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Malayan Banking Bhd.	1,742,981	3,956
CIMB Group Holdings Bhd.	2,081,352	2,848
Petronas Chemicals Group Bhd.	866,489	1,937
Sime Darby Plantation Bhd.	1,141,775	1,437
Genting Bhd.	699,200	1,227
Dialog Group Bhd.	1,480,348	1,199
DiGi.Com Bhd.	1,144,400	1,179
Axiata Group Bhd.	1,382,351	1,127
IOI Corp. Bhd.	1,021,440	1,099
Petronas Gas Bhd.	241,100	1,055
Maxis Bhd.	843,200	1,054
IHH Healthcare Bhd.	855,520	1,023
Genting Malaysia Bhd.	883,500	949
Hong Leong Bank Bhd.	181,700	900
Kuala Lumpur Kepong Bhd.	144,500	860
PPB Group Bhd.	194,640	780
Top Glove Corp. Bhd.	477,400	679
Hartalega Holdings Bhd.	452,200	677
Nestle Malaysia Bhd.	18,800	646
Sime Darby Bhd.	1,180,575	621
Press Metal Aluminium Holdings Bhd.	531,980	616
MISC Bhd.	406,856	592
Malaysia Airports Holdings Bhd.	297,600	592
AMMB Holdings Bhd.	595,700	541
Petronas Dagangan Bhd.	81,100	505
HAP Seng Consolidated Bhd.	179,100	421
Gamuda Bhd.	705,700	404
RHB Bank Bhd.	313,450	392
QL Resources Bhd.	223,660	377
IJM Corp. Bhd.	958,120	374
YTL Corp. Bhd.	1,442,335	366
AirAsia Group Bhd.	547,700	344
Fraser & Neave Holdings Bhd.	40,700	328
Alliance Bank Malaysia Bhd.	342,800	325
Inari Amertron Bhd.	660,775	310
Hong Leong Financial Group Bhd.	69,342	305
British American Tobacco Malaysia Bhd.	38,900	289
Sime Darby Property Bhd.	1,147,475	268
Bursa Malaysia Bhd.	148,950	261
My EG Services Bhd.	742,250	213
Westports Holdings Bhd.	254,500	208
IGB REIT	514,400	207
Padini Holdings Bhd.	151,000	203
Genting Plantations Bhd.	87,700	203
VS Industry Bhd.	522,000	200
Sunway REIT	466,000	188
KLCCP Stapled Group Bhd.	102,000	187
2 Astro Malaysia Holdings Bhd.	557,587	180
YTL Power International Bhd.	783,786	178
IOI Properties Group Bhd.	560,800	176
Telekom Malaysia Bhd.	303,200	173
2 Lotte Chemical Titan Holding Bhd.	159,300	164
TIME dotCom Bhd.	86,600	162
Kossan Rubber Industries Bhd.	163,200	161
Serba Dinamik Holdings Bhd.	162,700	157
Malaysia Building Society Bhd.	667,700	150
DRB-Hicom Bhd.	333,800	150
SP Setia Bhd Group	295,400	148
Bermaz Auto Bhd.	320,120	145
FGV Holdings Bhd.	430,800	144
Berjaya Sports Toto Bhd.	272,531	137
Sunway Bhd.	417,230	137
Yinson Holdings Bhd.	121,600	129
UEM Sunrise Bhd.	780,000	128

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Bumi Armada Bhd.	1,238,050	120
	Malaysian Resources Corp. Bhd.	667,900	117
*	Sapura Energy Bhd.	1,440,695	117
	Malakoff Corp. Bhd.	557,800	115
	Scientex Bhd.	50,900	104
	Unisem M Bhd.	143,400	99
	Supermax Corp. Bhd.	127,500	97
*	Velesto Energy Bhd.	1,473,763	91
	Cahya Mata Sarawak Bhd.	115,100	80
	Pavilion REIT	203,500	77
	Muhibbah Engineering M Bhd.	115,500	77
	Sunway Construction Group Bhd.	217,094	75
*	Berjaya Corp. Bhd.	1,104,263	74
*	Eastern & Oriental Bhd.	226,240	64
*	Lafarge Malaysia Bhd.	123,400	63
	Pos Malaysia Bhd.	77,300	55
	KPJ Healthcare Bhd.	210,800	52
	WCT Holdings Bhd.	266,022	52
	Syarikat Takaful Malaysia Keluarga Bhd.	50,800	47
*	Eco World Development Group Bhd.	194,600	47
*	AirAsia X Bhd.	759,600	42
	MMC Corp. Bhd.	144,100	37
*	KNM Group Bhd.	1,137,200	37
	Datasonic Group Bhd.	398,200	34
*	UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	467,368	11
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	95,161	5
	Malaysia Marine and Heavy Engineering Holdings Bhd.	35,600	5
*	Mulpha International Bhd.	10,680	5
*	Sunway Bhd. Warrants Exp. 12/31/2024	53,643	4
*	Datasonic Group Bhd. Warrants Exp. 07/05/2023	199,100	4
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	63,800	3
*	WCT Holdings Bhd. Warrants Exp. 08/24/2020	52,360	1
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	52,275	1
*	KPJ Healthcare Warrants Exp. 01/23/2019	48,000	—
*	KNM Group Bhd. Warrants Exp. 04/21/2020	40,650	—
§	RHB Bank Bhd.	116,200	—
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	15,733	—
*	Mah Sing Group Warrants Exp. 01/15/2026	15,015	—
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	16,400	—
			49,737
Malta (0.0%)
*,§	BGP Holdings PLC	197,753	—

Mexico (0.3%)
	America Movil SAB de CV	8,683,209	6,288
	Fomento Economico Mexicano SAB de CV	679,428	5,776
	Grupo Financiero Banorte SAB de CV	888,159	4,886
	Wal-Mart de Mexico SAB de CV	1,583,459	4,044
	Grupo Mexico SAB de CV Class B	1,130,762	2,609
*	Cemex SAB de CV	4,782,846	2,387
	Grupo Televisa SAB	774,000	2,231
	Grupo Bimbo SAB de CV Class A	723,700	1,356
	Grupo Aeroportuario del Sureste SAB de CV Class B	65,451	1,088
	Alfa SAB de CV Class A	959,000	1,011
	Fibra Uno Administracion SA de CV	934,973	1,005
	Coca-Cola Femsa SAB de CV	162,600	927
	Grupo Financiero Inbursa SAB de CV	709,700	920
	Grupo Aeroportuario del Pacifico SAB de CV Class B	109,750	908
	Mexichem SAB de CV	321,194	848
	Grupo Elektra SAB DE CV	18,779	795
	Gruma SAB de CV Class B	65,590	684
	Infraestructura Energetica Nova SAB de CV	167,509	657
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	508,250	634
	Arca Continental SAB de CV	123,000	618

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	108,700	569
	Industrias Penoles SAB de CV	34,783	490
	Promotora y Operadora de Infraestructura SAB de CV	53,317	485
	Alsea SAB de CV	181,000	463
	Grupo Carso SAB de CV	151,230	445
2	Banco del Bajio SA	218,400	429
	Kimberly-Clark de Mexico SAB de CV Class A	263,400	380
	PLA Administradora Industrial S de RL de CV	310,686	378
	Megacable Holdings SAB de CV	80,862	358
	Elis SA	17,164	346
	El Puerto de Liverpool SAB de CV	54,100	343
*	Regional SAB de CV	68,100	332
*	Telesites SAB de CV	417,065	257
	Gentera SAB de CV	287,100	233
	Macquarie Mexico Real Estate Management SA de CV	231,400	225
	Corp Inmobiliaria Vesta SAB de CV	184,001	225
	Becle SAB de CV	173,900	214
	Grupo Comercial Chedraui SA de CV	119,700	212
	Bolsa Mexicana de Valores SAB de CV	131,100	198
	Grupo Herdez SAB de CV	103,100	191
2	GMexico Transportes SAB de CV	136,000	186
	Credito Real SAB de CV SOFOM ER	154,300	176
*	Hoteles City Express SAB de CV	146,700	162
	Prologis Property Mexico SA de CV	90,270	159
	Industrias Bachoco SAB de CV Class B	43,000	158
*	Genomma Lab Internacional SAB de CV Class B	233,863	150
2	Concentradora Fibra Hotelera Mexicana SA de CV	312,916	150
*	La Comer SAB de CV	143,580	150
	Qualitas Controladora SAB de CV	68,064	137
*	Industrias CH SAB de CV Class B	37,458	134
*	Grupo Aeromexico SAB de CV	121,031	133
*	Alpek SAB de CV	100,700	133
	Grupo Lala SAB de CV	140,500	123
	Promotora y Operadora de Infraestructura SAB de CV	16,170	111
	Consorcio ARA SAB de CV	372,582	99
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	157,000	96
2	Nemak SAB de CV	119,300	87
	OHL Mexico SAB de CV	63,100	87
	Rassini SAB de CV	22,122	75
*	Organizacion Soriana SAB de CV Class B	57,125	75
	Concentradora Fibra Danhos SA de CV	53,076	70
	Grupo Rotoplas SAB de CV	60,100	58
	TV Azteca SAB de CV	507,500	55
	Unifin Financiera SAB de CV SOFOM ENR	27,100	51
*	Grupo GICSA SAB de CV	122,600	48
*	Axtel SAB de CV	212,700	35
*,2	Elementia SAB de CV	45,250	26
*	Grupo Simec SAB de CV Class B	5,336	14
			49,383
Netherlands (1.0%)
^	Unilever NV	474,387	25,491
	ASML Holding NV	127,880	22,027
	ING Groep NV	1,221,848	14,456
	Koninklijke Philips NV	292,800	10,920
	Koninklijke Ahold Delhaize NV	374,874	8,581
	Akzo Nobel NV	80,937	6,796
	Heineken NV	74,282	6,683
*	Unibail-Rodamco-Westfield	31,733	5,742
	Wolters Kluwer NV	91,215	5,175
	Koninklijke DSM NV	56,827	4,962
	ArcelorMittal	191,966	4,790
	NN Group NV	107,463	4,614
	Aegon NV	556,586	3,413
2	ABN AMRO Group NV	130,167	3,193

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Heineken Holding NV	33,196	2,871
	Koninklijke KPN NV	1,045,702	2,759
*	Unibail-Rodamco-Westfield	11,198	2,033
	ASR Nederland NV	43,591	1,979
	Randstad NV	33,789	1,700
*	Gemalto NV	26,195	1,494
*	Galapagos NV	13,886	1,427
	Aalberts Industries NV	29,584	1,084
	IMCD NV	15,758	1,069
	Koninklijke Vopak NV	20,580	931
	SBM Offshore NV	51,458	887
2	Signify NV	33,707	830
*	OCI NV	29,022	825
	Boskalis Westminster	25,170	724
	TKH Group NV	12,819	647
	ASM International NV	13,283	570
	APERAM SA	15,396	526
	Eurocommercial Properties NV	14,144	523
	Corbion NV	16,656	506
*	BE Semiconductor Industries NV	22,488	481
	PostNL NV	152,497	451
*	VEON Ltd.	154,090	445
2	GrandVision NV	16,627	419
	Sligro Food Group NV	9,388	416
	AMG Advanced Metallurgical Group NV	8,622	410
2	Intertrust NV	24,050	388
*,2	Takeaway.com NV	6,516	383
^	Wereldhave NV	11,141	382
*,^	ALTICE EUROPE NV	157,193	374
*,^	Fugro NV	25,536	328
*	TomTom NV	37,420	313
2	Flow Traders	8,772	280
	Arcadis NV	19,149	258
*,2	Basic-Fit NV	8,891	256
	NSI NV	6,011	237
	Koninklijke BAM Groep NV	66,202	227
	Vastned Retail NV	5,721	226
	Accell Group NV	9,916	172
	Wessanen	15,812	166
*	ALTICE EUROPE NV Class B	68,250	163
	ForFarmers NV	12,056	136
*,2	B&S Group Sarl	7,543	132
	Koninklijke Volkerwessels NV	6,889	122
2	NIBC Holding NV	12,022	109
	Brunel International NV	4,071	50
			157,552
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	213,939	1,903
	Spark New Zealand Ltd.	563,505	1,455
*	a2 Milk Co. Ltd.	204,845	1,406
	Auckland International Airport Ltd.	284,687	1,302
*	Fletcher Building Ltd.	265,283	1,051
	Ryman Healthcare Ltd.	120,436	954
	Meridian Energy Ltd.	369,472	758
	Contact Energy Ltd.	205,926	753
	SKYCITY Entertainment Group Ltd.	210,733	528
	Mercury NZ Ltd.	215,892	480
	Z Energy Ltd.	117,340	468
	Chorus Ltd.	134,610	418
	Mainfreight Ltd.	22,165	411
	Trade Me Group Ltd.	128,371	407
	Kiwi Property Group Ltd.	431,435	370
	Summerset Group Holdings Ltd.	84,273	367
	EBOS Group Ltd.	23,884	326

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Goodman Property Trust	330,776	324
	Infratil Ltd.	134,679	301
	Air New Zealand Ltd.	150,439	275
	Precinct Properties New Zealand Ltd.	270,059	249
	Freightways Ltd.	48,884	236
	Argosy Property Ltd.	299,714	209
§	Heartland Group Holdings Ltd.	207,520	208
	Genesis Energy Ltd.	126,986	194
	Vital Healthcare Property Trust	137,358	186
*	Restaurant Brands New Zealand Ltd.	32,423	182
*	Synlait Milk Ltd.	30,704	175
	Vector Ltd.	77,157	172
	Metlifecare Ltd.	36,540	139
	SKY Network Television Ltd.	91,193	134
	Tourism Holdings Ltd.	34,950	114
	Kathmandu Holdings Ltd.	57,597	101
	New Zealand Refining Co. Ltd.	49,576	76
*	TOWER Ltd.	26,604	13
*	New Zealand Oil & Gas Ltd.	7,445	3
			16,648
Norway (0.3%)
	Equinor ASA	310,698	8,037
	DNB ASA	341,919	6,177
	Telenor ASA	212,040	3,888
	Marine Harvest ASA	125,783	3,045
	Yara International ASA	53,628	2,303
	Norsk Hydro ASA	409,742	2,125
	Orkla ASA	242,719	2,095
	Storebrand ASA	143,711	1,194
	Aker BP ASA	33,323	1,093
	TGS NOPEC Geophysical Co. ASA	32,019	1,070
	Schibsted ASA Class B	32,673	1,034
	Subsea 7 SA	80,445	1,010
	Tomra Systems ASA	36,614	907
	Salmar ASA	16,152	853
	Golar LNG Ltd.	30,900	828
	Gjensidige Forsikring ASA	52,606	814
	Schibsted ASA Class A	22,059	763
	Leroy Seafood Group ASA	78,014	719
	Bakkafrost P/F	11,138	626
	SpareBank 1 SR-Bank ASA	52,921	588
	Aker ASA	7,472	568
*	Norwegian Finans Holding ASA	51,170	457
*	Borr Drilling Ltd.	104,818	406
2	Entra ASA	29,267	396
	Austevoll Seafood ASA	23,772	382
	SpareBank 1 SMN	37,232	379
*,2	Aker Solutions ASA	55,541	365
	Veidekke ASA	34,585	361
	DNO ASA	188,320	360
*	Petroleum Geo-Services ASA	111,839	348
	Grieg Seafood ASA	23,697	345
	Kongsberg Gruppen ASA	18,545	304
	Atea ASA	21,815	288
	Borregaard ASA	30,747	277
2	Sbanken ASA	25,515	254
*,2	Elkem ASA	75,776	225
*	Nordic Semiconductor ASA	51,290	218
	Ocean Yield ASA	27,514	209
2	XXL ASA	37,987	195
2	Evry AS	47,356	174
	Hoegh LNG Holdings Ltd.	28,702	134
	Norway Royal Salmon ASA	4,318	127
*	Wallenius Wilhelmsen ASA	33,878	116

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*,2	BW LPG Ltd.	23,866	113
	Stolt-Nielsen Ltd.	7,735	104
*	Akastor ASA	50,339	98
*,^	Norwegian Air Shuttle ASA	3,158	80
	Sparebank 1 Oestlandet	7,478	78
*	Otello Corp. ASA	42,243	71
			46,601
Pakistan (0.0%)
	Hub Power Co. Ltd.	343,000	240
	Habib Bank Ltd.	213,200	234
	Engro Corp. Ltd.	90,000	228
	Pakistan Petroleum Ltd.	152,260	214
	MCB Bank Ltd.	143,400	214
	Oil & Gas Development Co. Ltd.	177,400	213
	Bank Alfalah Ltd.	506,250	200
	Lucky Cement Ltd.	52,200	196
	Pakistan State Oil Co. Ltd.	78,048	165
	Nishat Mills Ltd.	116,000	129
	SUI Northern Gas Pipeline	174,900	121
	Thal Ltd.	34,800	117
	Engro Fertilizers Ltd.	189,840	116
	Pakistan Oilfields Ltd.	27,360	113
*	SUI Southern Gas Co. Ltd.	561,000	109
	United Bank Ltd.	95,600	108
	Fauji Fertilizer Co. Ltd.	120,900	90
	Fauji Cement Co. Ltd.	448,621	89
*	Searle Co. Ltd.	37,454	83
	DG Khan Cement Co. Ltd.	90,500	72
	Millat Tractors Ltd.	7,060	53
	Kot Addu Power Co. Ltd.	130,000	53
*	National Bank of Pakistan	103,000	38
			3,195
Peru (0.0%)
	Credicorp Ltd.	13,332	3,009
	Credicorp Ltd.	7,474	1,682
	Cia de Minas Buenaventura SAA ADR	61,113	846
	Volcan Cia Minera SAA Class B	788,240	145
			5,682
Philippines (0.1%)
	SM Investments Corp.	164,828	2,779
	SM Prime Holdings Inc.	2,767,550	1,750
	Ayala Land Inc.	2,126,500	1,578
	BDO Unibank Inc.	606,754	1,390
	Ayala Corp.	74,405	1,281
	PLDT Inc.	37,445	966
	Bank of the Philippine Islands	564,920	869
	Universal Robina Corp.	278,230	677
	Jollibee Foods Corp.	130,700	675
	Manila Electric Co.	84,185	579
	Metropolitan Bank & Trust Co.	459,934	564
	International Container Terminal Services Inc.	308,880	523
	Metro Pacific Investments Corp.	5,426,300	487
	Aboitiz Equity Ventures Inc.	473,980	417
	GT Capital Holdings Inc.	26,737	380
	JG Summit Holdings Inc.	421,290	373
	Security Bank Corp.	136,640	369
	Megaworld Corp.	4,417,900	365
	DMCI Holdings Inc.	1,475,900	354
	Aboitiz Power Corp.	483,820	305
	Globe Telecom Inc.	7,195	281
	Puregold Price Club Inc.	360,980	274
	LT Group Inc.	785,600	213
*	Alliance Global Group Inc.	999,500	213

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Robinsons Retail Holdings Inc.	149,000	211
	Robinsons Land Corp.	509,761	200
	Manila Water Co. Inc.	427,700	200
	Semirara Mining & Power Corp. Class A	367,836	192
	Pilipinas Shell Petroleum Corp.	182,260	166
	D&L Industries Inc.	751,700	160
	Bloomberry Resorts Corp.	925,300	145
	Cebu Air Inc.	114,530	137
	Vista Land & Lifescapes Inc.	1,181,800	117
	Century Pacific Food Inc.	394,200	99
	Petron Corp.	586,300	89
	Filinvest Land Inc.	3,219,000	84
	First Gen Corp.	278,700	82
*	Melco Resorts And Entertainment Philippines Corp.	590,500	79
	Nickel Asia Corp.	1,574,100	75
*	DoubleDragon Properties Corp.	73,300	26
*,2	CEMEX Holdings Philippines Inc.	493,900	20
	Lopez Holdings Corp.	123,600	10
			19,754
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	287,743	2,988
	Polski Koncern Naftowy ORLEN SA	96,570	2,322
	Powszechny Zaklad Ubezpieczen SA	174,442	1,778
	Bank Polska Kasa Opieki SA	48,700	1,328
*	KGHM Polska Miedz SA	41,905	947
*	Polskie Gornictwo Naftowe i Gazownictwo SA	537,353	877
	Santander Bank Polska SA	9,524	844
*	CD Projekt SA	19,740	813
*	PGE Polska Grupa Energetyczna SA	220,704	604
	LPP SA	262	536
	Grupa Lotos SA	29,300	528
*	Bank Millennium SA	216,585	499
*	Cyfrowy Polsat SA	82,906	477
*	Alior Bank SA	31,349	471
	CCC SA	8,904	387
	mBank SA	3,747	364
	Asseco Poland SA	26,467	333
	KRUK SA	6,082	292
*,2	Dino Polska SA	13,235	291
*	Jastrzebska Spolka Weglowa SA	13,779	265
*	AmRest Holdings SE	24,770	256
*	Orange Polska SA	198,792	225
	Bank Handlowy w Warszawie SA	11,626	212
	Kernel Holding SA	15,618	200
*	Energa SA	71,262	145
*	Tauron Polska Energia SA	300,511	139
	Eurocash SA	25,626	136
2	PLAY Communications SA	28,229	121
*	Enea SA	55,620	116
	Warsaw Stock Exchange	9,251	93
	Grupa Azoty SA	13,602	92
	Budimex SA	2,399	77
*	PKP Cargo SA	7,179	75
*	Boryszew SA	50,430	63
*	Lubelski Wegiel Bogdanka SA	4,449	62
	Ciech SA	5,603	62
	Neuca SA	460	28
			19,046
Portugal (0.1%)
	Galp Energia SGPS SA	167,736	2,917
	EDP - Energias de Portugal SA	696,374	2,446
	Jeronimo Martins SGPS SA	79,069	971
*	Banco Comercial Portugues SA	2,568,762	691
	EDP Renovaveis SA	41,645	374

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Navigator Co. SA	69,036	344
NOS SGPS SA	57,895	325
REN - Redes Energeticas Nacionais SGPS SA	120,600	321
Sonae SGPS SA	292,736	292
Altri SGPS SA	31,778	278
^ CTT-Correios de Portugal SA	47,438	182
Semapa-Sociedade de Investimento e Gestao	7,423	142
Corticeira Amorim SGPS SA	8,976	99
* Mota-Engil SGPS SA	46,843	93
* Banco Espirito Santo SA	428,634	1
		9,476
Qatar (0.1%)
Qatar National Bank QPSC	136,310	7,296
Industries Qatar QSC	63,191	2,431
Qatar Islamic Bank SAQ	36,597	1,538
Masraf Al Rayan QSC	116,255	1,213
Qatar Electricity & Water Co. QSC	15,933	822
Commercial Bank PQSC	61,073	694
Barwa Real Estate Co.	59,410	610
Ooredoo QPSC	25,734	488
Qatar Gas Transport Co. Ltd.	72,777	348
Qatar Navigation QSC	17,086	333
* Vodafone Qatar QSC	115,612	261
Doha Bank QPSC	40,734	246
United Development Co. QSC	60,456	232
Qatar International Islamic Bank QSC	10,164	173
* Gulf International Services QSC	28,274	139
Al Meera Consumer Goods Co. QSC	3,167	127
* Salam International Investment Ltd. QSC	82,639	108
* Ezdan Holding Group QSC	32,804	99
Gulf Warehousing Co.	7,703	86
Medicare Group	3,191	56
		17,300
Russia (0.4%)
Lukoil PJSC ADR	147,472	10,995
Sberbank of Russia PJSC ADR	609,527	7,172
Gazprom PJSC ADR	1,244,177	5,883
Novatek PJSC	333,966	5,319
Tatneft PJSC ADR	71,341	5,007
Rosneft Oil Co. PJSC GDR	356,292	2,496
MMC Norilsk Nickel PJSC ADR	147,294	2,439
Sberbank of Russia PJSC	783,021	2,251
Surgutneftegas PJSC ADR	554,171	2,202
Gazprom PJSC	752,621	1,773
AK Transneft OAO Preference Shares	480	1,246
Mobile TeleSystems PJSC	312,742	1,227
Alrosa PJSC	769,900	1,168
Magnit PJSC GDR	83,658	1,114
Severstal PJSC	62,897	983
Novolipetsk Steel PJSC	273,909	667
Inter RAO UES PJSC	11,007,172	666
Tatneft PAO Preference Shares	70,462	561
Moscow Exchange MICEX-RTS PJSC	406,415	542
VTB Bank PJSC GDR	428,076	539
PhosAgro PJSC GDR	33,457	437
VTB Bank PJSC	765,146,460	425
Tatneft PJSC	35,340	418
Polyus PJSC GDR	13,003	401
Magnitogorsk Iron & Steel Works PJSC	482,831	351
RusHydro PJSC	41,855,242	349
Rostelecom PJSC	239,573	255
* Uralkali PJSC	149,295	191
* Mechel PJSC	136,673	191
Safmar Financial Investment	20,370	187

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Federal Grid Co. Unified Energy System PJSC	78,720,000	183
Aeroflot PJSC	116,381	172
* M.Video PJSC	25,520	154
TMK PJSC	150,430	140
Unipro PJSC	2,787,900	115
Bashneft PJSC	3,712	109
Mosenergo PJSC	3,281,038	96
* RussNeft PJSC	11,177	95
ENEL RUSSIA PJSC	5,327,000	85
2 Detsky Mir PJSC	58,720	80
ROSSETI PJSC	7,635,193	78
* Raspadskaya OJSC	41,689	76
Sistema PJSFC GDR	24,816	57
TGC-1 PJSC	340,600,000	44
Surgutneftegas PJSC ADR	8,300	33
OGK-2 PJSC	5,963,000	31
TMK PJSC GDR	6,181	23
Rosneft Oil Co. PJSC	3,288	23
Novatek PJSC GDR	95	16
Sistema PJSFC	106,900	13
LSR Group PJSC GDR	1,650	3
		59,081
Singapore (0.4%)
DBS Group Holdings Ltd.	564,637	9,580
Oversea-Chinese Banking Corp. Ltd.	1,042,538	8,099
United Overseas Bank Ltd.	410,200	7,253
Singapore Telecommunications Ltd.	2,399,100	5,480
Keppel Corp. Ltd.	440,013	1,971
CapitaLand Ltd.	769,400	1,748
Wilmar International Ltd.	608,673	1,390
Ascendas REIT	748,860	1,364
Singapore Exchange Ltd.	252,110	1,247
Singapore Technologies Engineering Ltd.	468,600	1,202
Genting Singapore Ltd.	1,773,100	1,128
Singapore Airlines Ltd.	160,320	1,099
CapitaLand Mall Trust	703,700	1,072
ComfortDelGro Corp. Ltd.	646,800	1,053
Singapore Press Holdings Ltd.	490,100	939
CapitaLand Commercial Trust	741,853	927
Venture Corp. Ltd.	80,100	887
City Developments Ltd.	144,100	824
Suntec REIT	616,500	789
SATS Ltd.	195,100	702
Jardine Cycle & Carriage Ltd.	31,088	681
Mapletree Commercial Trust	577,898	672
UOL Group Ltd.	150,455	655
Mapletree Industrial Trust	438,300	585
Mapletree North Asia Commercial Trust	659,400	539
Sembcorp Industries Ltd.	250,131	511
Keppel REIT	613,388	501
Mapletree Logistics Trust	563,499	492
NetLink NBN Trust	798,800	450
Hutchison Port Holdings Trust	1,616,500	398
CDL Hospitality Trusts	315,888	331
Sembcorp Marine Ltd.	276,489	318
Golden Agri-Resources Ltd.	1,698,019	313
Manulife US REIT	437,980	312
Frasers Logistics & Industrial Trust	407,000	300
Singapore Post Ltd.	397,500	299
Frasers Commercial Trust	291,818	289
Raffles Medical Group Ltd.	343,000	260
ESR-REIT	723,463	254
United Engineers Ltd.	133,000	253
Cache Logistics Trust	488,165	242

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Frasers Centrepoint Trust	150,500	235
	Bukit Sembawang Estates Ltd.	57,700	223
	Keppel DC REIT	229,475	221
	StarHub Ltd.	159,200	216
	CapitaLand Retail China Trust	215,400	213
	Ascott Residence Trust	277,209	211
	SIA Engineering Co. Ltd.	98,500	201
	Parkway Life REIT	106,686	200
	Starhill Global REIT	413,000	200
	Ascendas India Trust	249,700	194
	Keppel Infrastructure Trust	550,300	183
	OUE Hospitality Trust	355,500	174
	AIMS AMP Capital Industrial REIT	167,700	162
	First REIT	174,600	151
	Ascendas Hospitality Trust	262,500	150
	First Resources Ltd.	128,000	146
	Wing Tai Holdings Ltd.	102,400	143
	Soilbuild Business Space REIT	327,740	135
	SPH REIT	175,700	125
	M1 Ltd.	79,200	121
	Far East Hospitality Trust	279,700	120
	Lippo Malls Indonesia Retail Trust	689,400	119
	GuocoLand Ltd.	97,300	117
	Frasers Property Ltd.	94,000	107
	Frasers Hospitality Trust	204,000	104
	Asian Pay Television Trust	397,600	91
	Sabana Shari'ah Compliant Industrial REIT	293,300	85
	RHT Health Trust	147,100	79
	Sheng Siong Group Ltd.	87,100	68
	Bumitama Agri Ltd.	133,200	62
	OUE Ltd.	57,600	58
	Yoma Strategic Holdings Ltd.	310,430	57
	Accordia Golf Trust	158,100	57
	Silverlake Axis Ltd.	177,499	55
	Boustead Singapore Ltd.	58,100	33
*	Noble Group Ltd.	192,460	11
*,^,§	Hyflux Ltd.	54,000	8
*,^,§	Ezra Holdings Ltd.	344,056	3
*	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	102,200	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	267,303	—
			62,247
South Africa (0.6%)
	Naspers Ltd.	134,071	23,516
	Sasol Ltd.	169,382	5,535
	Standard Bank Group Ltd.	410,547	4,549
	FirstRand Ltd.	1,013,012	4,425
	MTN Group Ltd.	613,282	3,561
	Sanlam Ltd.	539,621	2,717
	Old Mutual Ltd.	1,518,957	2,290
	Absa Group Ltd.	223,303	2,256
	Remgro Ltd.	157,542	2,031
	Nedbank Group Ltd.	113,604	1,921
	Bid Corp. Ltd.	101,603	1,902
	Shoprite Holdings Ltd.	144,930	1,769
	Vodacom Group Ltd.	185,195	1,562
	Growthpoint Properties Ltd.	886,220	1,361
	Bidvest Group Ltd.	108,550	1,355
	AngloGold Ashanti Ltd.	126,804	1,234
	Aspen Pharmacare Holdings Ltd.	114,319	1,209
	Capitec Bank Holdings Ltd.	17,503	1,176
	Mr Price Group Ltd.	74,469	1,166
	Discovery Ltd.	104,866	1,125
	RMB Holdings Ltd.	203,962	1,030
	Redefine Properties Ltd.	1,556,329	1,012

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Woolworths Holdings Ltd.	292,769	1,011
	NEPI Rockcastle plc	114,341	988
	Sappi Ltd.	174,277	979
	Clicks Group Ltd.	74,953	955
	Tiger Brands Ltd.	49,407	885
	Mondi Ltd.	36,869	882
	Exxaro Resources Ltd.	84,424	864
	PSG Group Ltd.	50,675	756
	SPAR Group Ltd.	62,394	744
	Foschini Group Ltd.	67,215	736
	Truworths International Ltd.	133,810	733
	Netcare Ltd.	429,935	722
	AVI Ltd.	106,272	721
	Gold Fields Ltd.	266,498	705
	Life Healthcare Group Holdings Ltd.	424,195	704
	Anglo American Platinum Ltd.	19,329	629
	Imperial Holdings Ltd.	53,356	592
	Investec Ltd.	93,338	579
	Rand Merchant Investment Holdings Ltd.	220,560	513
	Pick n Pay Stores Ltd.	108,002	499
	Barloworld Ltd.	61,066	498
	Hyprop Investments Ltd.	72,741	445
*	Impala Platinum Holdings Ltd.	231,511	425
*	Sibanye Gold Ltd.	555,162	386
*	MMI Holdings Ltd.	316,049	383
	JSE Ltd.	33,136	368
	Resilient REIT Ltd.	88,581	359
	Telkom SA SOC Ltd.	95,430	347
	Reunert Ltd.	59,789	323
	KAP Industrial Holdings Ltd.	589,626	311
*	Super Group Ltd.	112,906	306
	Fortress REIT Ltd. Class A	259,487	298
	Kumba Iron Ore Ltd.	14,986	294
	AECI Ltd.	45,345	292
	Vukile Property Fund Ltd.	202,750	279
*	Brait SE	105,983	265
*,2	Pepkor Holdings Ltd.	203,140	252
	Pioneer Foods Group Ltd.	45,592	251
*	Sun International Ltd.	61,842	247
*	Northam Platinum Ltd.	93,536	247
	Fortress REIT Ltd. Class B	251,648	246
	Coronation Fund Managers Ltd.	72,411	241
	MAS Real Estate Inc.	167,179	239
	African Rainbow Minerals Ltd.	27,614	234
	Santam Ltd.	11,134	233
	SA Corporate Real Estate Ltd.	862,059	231
*	Harmony Gold Mining Co. Ltd.	122,785	229
	Liberty Holdings Ltd.	30,382	223
	Massmart Holdings Ltd.	31,321	203
	Assore Ltd.	9,574	201
2	Dis-Chem Pharmacies Ltd.	102,291	200
	Wilson Bayly Holmes-Ovcon Ltd.	18,265	189
	Attacq Ltd.	191,840	189
*	PPC Ltd.	464,396	187
	Emira Property Fund Ltd.	177,762	179
	Hudaco Industries Ltd.	17,691	168
	Tsogo Sun Holdings Ltd.	121,136	166
	Cashbuild Ltd.	8,908	163
	Astral Foods Ltd.	12,058	162
*	Nampak Ltd.	154,905	156
	Equites Property Fund Ltd.	112,157	152
	Advtech Ltd.	155,798	151
*	Famous Brands Ltd.	20,883	149
	Murray & Roberts Holdings Ltd.	126,635	146

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	EPP NV	101,603	143
	Omnia Holdings Ltd.	16,576	131
*	Steinhoff International Holdings NV	950,152	116
	Tongaat Hulett Ltd.	28,436	110
	DataTec Ltd.	67,690	107
*	Curro Holdings Ltd.	60,826	99
	EOH Holdings Ltd.	43,545	97
	Hosken Consolidated Investments Ltd.	10,953	94
	Arrowhead Properties Ltd.	254,555	93
*	Long4Life Ltd.	272,592	83
	City Lodge Hotels Ltd.	9,147	81
*	Allied Electronics Corp. Ltd.	64,930	77
	Adcock Ingram Holdings Ltd.	18,877	74
	Zeder Investments Ltd.	192,785	61
	Alexander Forbes Group Holdings Ltd.	171,753	61
*	Blue Label Telecoms Ltd.	170,986	60
	Delta Property Fund Ltd.	143,041	58
	Rebosis Property Fund Ltd.	132,655	56
	Mpact Ltd.	39,551	56
	Peregrine Holdings Ltd.	35,263	49
	Clover Industries Ltd.	43,847	49
	Merafe Resources Ltd.	433,790	46
*	Grindrod Ltd.	98,088	44
	Metair Investments Ltd.	38,433	38
*	Ascendis Health Ltd.	71,819	37
	Lewis Group Ltd.	17,093	36
	DRDGOLD Ltd.	143,105	36
	Raubex Group Ltd.	24,403	31
	Oceana Group Ltd.	5,057	30
*	Stadio Holdings Ltd.	95,616	26
	Alviva Holdings Ltd.	18,929	23
*	Grindrod Shipping Holdings Ltd.	2,452	16
*	Adbee Rf Ltd.	3,376	12
*	ArcelorMittal South Africa Ltd.	23,596	6
*	Steinhoff International Holdings NV	19,964	3
*	Royal Bafokeng Platinum Ltd.	1,428	3
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	1,045	—
			97,254
South Korea (1.5%)
	Samsung Electronics Co. Ltd. GDR	46,766	43,682
	Samsung Electronics Co. Ltd.	306,042	11,457
	SK Hynix Inc.	166,212	10,010
	Samsung Electronics Co. Ltd. Preference Shares	244,610	7,718
	Shinhan Financial Group Co. Ltd.	125,249	4,665
*,^	Celltrion Inc.	23,958	4,584
	LG Chem Ltd.	14,758	4,510
	NAVER Corp.	44,735	4,505
	Hyundai Motor Co.	43,938	4,115
	Hyundai Mobis Co. Ltd.	21,144	3,532
	SK Innovation Co. Ltd.	18,742	3,517
	Samsung SDI Co. Ltd.	16,128	3,354
	Hana Financial Group Inc.	97,024	3,268
	KT&G Corp.	33,808	3,015
	POSCO	12,392	2,836
	KB Financial Group Inc.	67,846	2,825
	Samsung Fire & Marine Insurance Co. Ltd.	10,708	2,620
	Samsung C&T Corp.	26,539	2,540
	LG Household & Health Care Ltd.	2,625	2,414
	KB Financial Group Inc. ADR	58,086	2,413
	SK Holdings Co. Ltd.	10,144	2,336
	POSCO ADR	38,134	2,197
	Woori Bank	154,979	2,147
	Kia Motors Corp.	80,656	2,016
	NCSoft Corp.	5,236	1,979

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	LG Electronics Inc.	34,788	1,945
	Korea Electric Power Corp.	80,114	1,914
^	Samsung Electro-Mechanics Co. Ltd.	16,904	1,765
	Samsung SDS Co. Ltd.	9,798	1,667
	Samsung Life Insurance Co. Ltd.	20,080	1,625
	LG Corp.	27,479	1,601
*,2	Samsung Biologics Co. Ltd.	4,349	1,489
*	Hyundai Heavy Industries Co. Ltd.	12,763	1,404
	S-Oil Corp.	12,517	1,366
	Amorepacific Corp.	10,037	1,356
	Kakao Corp.	15,919	1,287
	LG Uplus Corp.	83,500	1,187
	Shinhan Financial Group Co. Ltd. ADR	30,064	1,113
	E-MART Inc.	6,158	1,108
	Industrial Bank of Korea	84,640	1,105
	Coway Co. Ltd.	17,754	1,096
	Lotte Chemical Corp.	4,497	1,039
*	Hyundai Heavy Industries Holdings Co. Ltd.	3,268	1,027
	LG Display Co. Ltd.	69,969	1,021
	Korea Zinc Co. Ltd.	3,059	1,020
*,^	SillaJen Inc.	16,100	979
	Hyundai Engineering & Construction Co. Ltd.	22,551	911
	Kangwon Land Inc.	35,752	905
*,^	Celltrion Healthcare Co. Ltd.	16,106	903
	DB Insurance Co. Ltd.	14,047	886
	Hyundai Steel Co.	23,945	879
*	Samsung Heavy Industries Co. Ltd.	141,005	865
	SK Telecom Co. Ltd.	3,656	859
	Hankook Tire Co. Ltd.	22,102	804
*	Samsung Engineering Co. Ltd.	49,696	802
*,^	HLB Inc.	10,396	799
	SK Telecom Co. Ltd. ADR	30,122	780
^	Lotte Corp.	18,096	757
	CJ CheilJedang Corp.	2,649	756
	Hanmi Pharm Co. Ltd.	2,099	720
	Mirae Asset Daewoo Co. Ltd.	125,629	713
*	ViroMed Co. Ltd.	4,241	699
	GS Holdings Corp.	16,044	685
	CJ ENM Co. Ltd.	3,394	675
	Hyundai Marine & Fire Insurance Co. Ltd.	17,994	662
	Hyundai Motor Co. Preference Shares	11,020	645
	Korea Investment Holdings Co. Ltd.	11,951	625
	Hotel Shilla Co. Ltd.	9,587	604
	LG Household & Health Care Ltd. Preference Shares	932	599
	Lotte Shopping Co. Ltd.	3,498	597
	GS Engineering & Construction Corp.	16,005	590
	Hyundai Glovis Co. Ltd.	5,874	590
	Fila Korea Ltd.	15,520	575
	Medy-Tox Inc.	1,388	569
	Orion Corp.	6,684	560
	BNK Financial Group Inc.	81,851	547
	AMOREPACIFIC Group	9,748	534
^,2	Netmarble Corp.	5,390	532
	Daelim Industrial Co. Ltd.	7,898	529
*	Korea Aerospace Industries Ltd.	20,294	517
	Hanon Systems	52,224	504
	S-1 Corp.	5,939	503
	Hyundai Motor Co. 2nd Preference Shares	8,048	501
	Shinsegae Inc.	2,143	489
	Kumho Petrochemical Co. Ltd.	6,429	488
	LG Innotek Co. Ltd.	4,244	466
	OCI Co. Ltd.	6,152	462
	Samsung Securities Co. Ltd.	19,087	451
^	POSCO Chemtech Co. Ltd.	7,607	438

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Korea Gas Corp.	9,521	437
	KCC Corp.	1,942	422
	Cheil Worldwide Inc.	20,329	406
	DGB Financial Group Inc.	48,829	404
	LG Chem Ltd. Preference Shares	2,221	390
	Hanwha Chemical Corp.	27,123	386
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	14,757	382
	NH Investment & Securities Co. Ltd.	34,715	373
	CJ Corp.	3,841	369
	Hanwha Corp.	14,693	364
	Hyundai Department Store Co. Ltd.	4,642	355
^	Hyundai Elevator Co. Ltd.	4,996	352
*,^	CJ Logistics Corp.	2,507	350
	Com2uSCorp	3,077	348
	Yuhan Corp.	2,255	332
*,^	Doosan Infracore Co. Ltd.	48,176	328
*	Hyundai Mipo Dockyard Co. Ltd.	3,873	321
*,^	Hyundai Rotem Co. Ltd.	16,361	317
	Koh Young Technology Inc.	3,972	315
	Meritz Securities Co. Ltd.	89,383	313
	BGF retail Co. Ltd.	2,109	312
	Korean Air Lines Co. Ltd.	12,848	311
*	Pearl Abyss Corp.	1,649	299
	Hanwha Life Insurance Co. Ltd.	75,081	296
	Youngone Corp.	9,226	290
	Meritz Fire & Marine Insurance Co. Ltd.	17,906	286
	Samsung Card Co. Ltd.	9,501	281
^	Mando Corp.	10,335	278
	HDC Holdings Co. Ltd.	18,704	277
	GS Retail Co. Ltd.	8,613	272
*	Genexine Co. Ltd.	4,020	264
	LS Corp.	5,861	261
	LOTTE Himart Co. Ltd.	5,257	260
	Taekwang Industrial Co. Ltd.	199	258
*	Doosan Heavy Industries & Construction Co. Ltd.	26,433	255
	Posco Daewoo Corp.	16,152	254
	Hanmi Science Co. ltd	4,243	249
*,^	Hyundai Merchant Marine Co. Ltd.	73,520	245
	SFA Engineering Corp.	7,090	243
2	Orange Life Insurance Ltd.	8,998	243
*	Celltrion Pharm Inc.	5,156	243
	SK Materials Co. Ltd.	1,471	241
*	Kumho Tire Co. Inc.	54,297	240
	Korean Reinsurance Co.	28,052	239
*	Hanall Biopharma Co. Ltd.	11,383	238
*	Hanwha Aerospace Co. Ltd.	9,335	234
	Amorepacific Corp. Preference Shares	2,853	227
	KEPCO Plant Service & Engineering Co. Ltd.	9,254	224
	KIWOOM Securities Co. Ltd.	3,278	219
^	Paradise Co. Ltd.	13,822	218
*	Daewoo Engineering & Construction Co. Ltd.	52,895	211
	LS Industrial Systems Co. Ltd.	4,746	206
^	Hana Tour Service Inc.	3,906	205
	Seoul Semiconductor Co. Ltd.	11,359	205
	Kolon Industries Inc.	4,624	205
*,^	JYP Entertainment Corp.	8,113	204
^	Cosmax Inc.	2,006	204
	DoubleUGames Co. Ltd.	3,487	201
	LOTTE Fine Chemical Co. Ltd.	5,575	200
*	SM Entertainment Co. Ltd.	5,163	200
	Hyundai Home Shopping Network Corp.	2,274	195
	Kolmar Korea Co. Ltd.	4,041	193
*,^	Ecopro Co. Ltd.	5,513	192
*	Hugel Inc.	788	190

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Pan Ocean Co. Ltd.	44,379	187
*,^	Telcon RF Pharmaceutical Inc.	20,867	187
*	HDC Hyundai Development Co-Engineering & Construction	4,781	185
*	Komipharm International Co. Ltd.	9,753	183
	Doosan Corp.	1,725	182
	Iljin Materials Co. Ltd.	4,510	181
*	CrystalGenomics Inc.	10,250	181
	Douzone Bizon Co. Ltd.	4,685	179
	Ottogi Corp.	307	178
^	Daewoong Pharmaceutical Co. Ltd.	1,404	175
	GS Home Shopping Inc.	1,014	173
*	Pharmicell Co. Ltd.	16,212	172
	LG International Corp.	12,382	171
	JB Financial Group Co. Ltd.	35,084	170
	Ssangyong Cement Industrial Co. Ltd.	39,905	169
	Samyang Holdings Corp.	2,219	169
	Hyundai Greenfood Co. Ltd.	15,539	169
	Hyundai Wia Corp.	6,465	168
*	NHN Entertainment Corp.	4,148	167
*	Medipost Co. Ltd.	2,408	167
*,^	Studio Dragon Corp.	2,043	166
*,^	HLB Life Science CO Ltd.	11,375	164
*,^	Cafe24 Corp.	1,679	164
^	Esmo Corp.	27,286	164
*	BH Co. Ltd.	11,537	162
	Taeyoung Engineering & Construction Co. Ltd.	18,812	158
	Grand Korea Leisure Co. Ltd.	8,051	158
	Doosan Bobcat Inc.	5,059	157
*	SK Chemicals Co. Ltd.	2,928	156
	Green Cross Corp.	1,466	154
*	Sangsangin Co. Ltd.	9,884	153
*	Enzychem Lifesciences Corp.	1,879	152
*,^	Naturecell Co. Ltd.	11,802	150
	Green Cross Holdings Corp.	8,097	148
	NongShim Co. Ltd.	772	148
	Chong Kun Dang Pharmaceutical Corp.	1,934	148
^	Advanced Process Systems Corp.	6,612	147
	Huchems Fine Chemical Corp.	7,579	145
	Daewoong Co. Ltd.	11,845	145
	Daishin Securities Co. Ltd.	14,831	145
^	L&F Co. Ltd.	4,546	143
	WONIK IPS Co. Ltd.	8,495	143
	Daou Technology Inc.	7,947	140
*	Inscobee Inc.	25,963	140
	Soulbrain Co. Ltd.	2,999	139
*	Hyosung TNC Co. Ltd.	899	138
*	Asiana Airlines Inc.	42,168	135
	Dentium Co. Ltd.	2,128	135
	Innocean Worldwide Inc.	2,612	133
	Bukwang Pharmaceutical Co. Ltd.	6,755	133
^	Hyosung Corp.	2,867	130
	Hansol Chemical Co. Ltd.	1,859	129
^	Hanssem Co. Ltd.	2,954	127
*	Amicogen Inc.	4,448	123
	SKCKOLONPI Inc.	4,090	121
*	Feelux Co. Ltd.	12,362	121
	SKC Co. Ltd.	4,069	119
*	KONA I Co. Ltd.	9,122	119
	Korea Petrochemical Ind Co. Ltd.	862	118
*	Hyundai Construction Equipment Co. Ltd.	1,790	118
	Dongsuh Cos. Inc.	7,129	117
	SK Networks Co. Ltd.	30,571	115
	Orion Holdings Corp.	8,252	114
	Meritz Financial Group Inc.	12,474	114

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
^	Modetour Network Inc.	5,428	113
	Dong-A ST Co. Ltd.	1,528	113
*,^	G-treeBNT Co. Ltd.	5,748	112
*,^	CMG Pharmaceutical Co. Ltd.	28,197	112
*,^	Samwha Capacitor Co. Ltd.	2,246	111
*,^	Foosung Co. Ltd.	14,322	111
	Hanwha General Insurance Co. Ltd.	21,067	110
	Hanjin Kal Corp.	6,454	110
	LEENO Industrial Inc.	2,065	109
*,^	Ananti Inc.	14,330	108
	SK Discovery Co. Ltd.	4,526	108
*,^	Gamevil Inc.	2,389	108
*	Yuanta Securities Korea Co. Ltd.	38,496	107
	BGF Co. Ltd.	16,233	106
^	YG Entertainment Inc.	3,272	106
*	Osstem Implant Co. Ltd.	2,787	105
	NICE Information Service Co. Ltd.	10,929	105
	Daesang Corp.	5,170	103
	CJ Hello Co. Ltd.	12,615	101
	SK Gas Ltd.	1,565	101
	Dongkuk Steel Mill Co. Ltd.	15,616	97
	LF Corp.	4,969	96
*	Binex Co. Ltd.	11,366	95
	Lotte Chilsung Beverage Co. Ltd.	79	95
^	CJ CGV Co. Ltd.	2,668	95
	Sebang Global Battery Co. Ltd.	3,049	94
	Lotte Food Co. Ltd.	162	93
*	iNtRON Biotechnology Inc.	2,985	93
	Shinsegae International Inc.	713	93
	Daeduck Electronics Co.	12,627	92
*	F&F Co. Ltd.	1,973	91
	Hite Jinro Co. Ltd.	6,473	90
	Samchully Co. Ltd.	1,099	88
	Dongwon Industries Co. Ltd.	415	88
	AK Holdings Inc.	2,228	87
	Binggrae Co. Ltd.	1,397	87
*	Yungjin Pharmaceutical Co. Ltd.	17,777	86
*	Hyosung Advanced Materials Corp.	931	86
	KEPCO Engineering & Construction Co. Inc.	5,282	86
	SL Corp.	6,678	85
	Kolon Life Science Inc.	1,558	85
	Poongsan Corp.	3,950	84
	SPC Samlip Co. Ltd.	758	84
	Kolon Corp.	3,096	84
*	Webzen Inc.	6,346	83
	LG Hausys Ltd.	1,962	83
	Caregen Co. Ltd.	1,328	83
	JW Pharmaceutical Corp.	2,828	82
*,^	SK Securities Co. Ltd.	126,052	82
*,^	Toptec Co. Ltd.	6,950	81
	Partron Co. Ltd.	10,577	81
	DB HiTek Co. Ltd.	8,062	81
^	Dawonsys Co. Ltd.	5,674	80
	Youlchon Chemical Co. Ltd.	7,368	80
	Sam Young Electronics Co. Ltd.	8,042	79
*	Agabang&Company	26,481	79
	Eo Technics Co. Ltd.	1,839	79
	Ilyang Pharmaceutical Co. Ltd.	3,501	79
	Namhae Chemical Corp.	8,782	78
	Maeil Dairies Co. Ltd.	1,169	78
	HS Industries Co. Ltd.	14,294	78
	WeMade Entertainment Co. Ltd.	3,674	77
*	Hyosung Chemical Corp.	663	76
	Hankook Tire Worldwide Co. Ltd.	5,128	76

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
^	IS Dongseo Co. Ltd.	2,765	75
	Ahnlab Inc.	2,032	73
	Handsome Co. Ltd.	2,264	72
	NICE Holdings Co. Ltd.	4,789	72
*	Hyosung Heavy Industries Corp.	1,938	72
*,^	Insun ENT Co. Ltd.	14,296	71
	Kumho Industrial Co. Ltd.	8,282	71
^	LIG Nex1 Co. Ltd.	2,755	70
	Tongyang Inc.	50,362	70
	Lock&Lock Co. Ltd.	5,144	70
	Hanjin Transportation Co. Ltd.	2,100	69
	Nexen Tire Corp.	9,585	69
	Daekyo Co. Ltd.	11,162	68
	Silicon Works Co. Ltd.	1,927	67
*,^	Vidente Co. Ltd.	8,565	67
	Hansol Paper Co. Ltd.	4,347	67
	Songwon Industrial Co. Ltd.	4,340	66
*	Neowiz	6,330	64
	Jusung Engineering Co. Ltd.	10,459	63
*	Seegene Inc.	3,900	63
*,^	DIO Corp.	2,745	63
*	Wonik Holdings Co. Ltd.	17,538	62
*,^	GemVax & Kael Co. Ltd.	5,608	61
	Huons Co. Ltd.	1,030	61
	NS Shopping Co. Ltd.	6,400	61
	Cosmax BTI Inc	3,588	60
	Korea Electric Terminal Co. Ltd.	1,823	60
	Hanwha Corp. Preference Shares	5,082	60
	Green Cross Cell Corp.	1,282	59
^	Able C&C Co. Ltd.	7,592	59
^	Hankook Shell Oil Co. Ltd.	194	59
	Korea Real Estate Investment & Trust Co. Ltd.	28,386	59
	Dongjin Semichem Co. Ltd.	7,670	59
*	Peptron Inc.	2,998	58
*	ATGen Co. Ltd.	4,640	56
	Halla Holdings Corp.	1,555	56
	Daeduck GDS Co. Ltd.	4,953	56
	Samyang Corp.	1,042	56
	Namyang Dairy Products Co. Ltd.	105	55
*	Hyundai Electric & Energy System Co. Ltd.	1,296	54
*	Hanil Cement Co. Ltd.	520	54
*,^	Jenax Inc.	3,125	54
^	JW Holdings Corp.	10,367	53
*,^	Taihan Electric Wire Co. Ltd.	58,282	53
	LG Electronics Inc. Preference Shares	2,321	53
	Young Poong Corp.	91	52
*	Hanwha Investment & Securities Co. Ltd.	28,944	52
	Mirae Asset Life Insurance Co. Ltd.	12,832	51
	Jeil Pharmaceutical Co. Ltd.	1,369	51
*	KTB Investment & Securities Co. Ltd.	17,627	50
	Dae Han Flour Mills Co. Ltd.	334	50
	Coreana Cosmetics Co. Ltd.	13,463	49
	Korea Asset In Trust Co. Ltd.	12,788	49
*	Leaders Cosmetics Co. Ltd.	4,938	48
	Hansae Co. Ltd.	2,942	48
	INTOPS Co. Ltd.	7,008	48
	Seah Besteel Corp.	3,350	48
	Lotte Confectionery Co. Ltd.	340	47
	It's Hanbul Co. Ltd.	2,175	47
	DongKook Pharmaceutical Co. Ltd.	967	47
*,^	Duk San Neolux Co. Ltd.	4,300	47
	Lutronic Corp.	5,622	46
	Dongwon F&B Co. Ltd.	196	45
*	Korea Line Corp.	2,370	45

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Interpark Holdings Corp.	23,623	44
	Shinyoung Securities Co. Ltd.	878	44
	i-SENS Inc.	2,173	44
	S&T Motiv Co. Ltd.	1,871	43
	Dae Hwa Pharmaceutical Co. Ltd.	2,420	43
	Vieworks Co. Ltd.	1,505	43
	CJ Freshway Corp.	2,037	42
	Cell Biotech Co. Ltd.	1,908	42
*	GNCO Co. Ltd.	33,968	42
*	Homecast Co. Ltd.	8,376	42
*,^	COSON Co. Ltd.	4,916	41
	iMarketKorea Inc.	7,080	40
	Youngone Holdings Co. Ltd.	745	40
	InBody Co. Ltd.	2,162	40
	Sindoh Co. Ltd.	1,039	40
	TES Co. Ltd.	2,989	40
*	Aprogen pharmaceuticals Inc.	15,801	36
	Dong-A Socio Holdings Co. Ltd.	464	36
	KT Skylife Co. Ltd.	3,297	36
*	Eugene Investment & Securities Co. Ltd.	17,472	36
*	Aekyung Industrial Co. Ltd.	984	35
*,^	Naturalendo Tech Co. Ltd.	2,354	35
^	ST Pharm Co. Ltd.	1,875	35
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	34
	Posco ICT Co. Ltd.	6,926	34
*	Eusu Holdings Co. Ltd.	6,136	33
*	NUTRIBIOTECH Co. Ltd.	2,426	32
	TK Corp.	3,025	32
*	Ssangyong Motor Co.	9,829	32
	KISWIRE Ltd.	1,665	32
	Kyobo Securities Co. Ltd.	4,032	31
*	Seobu T&D	3,996	31
	Hyundai Livart Furniture Co. Ltd.	1,592	30
*	APS Holdings Corp.	8,569	30
*,^	Interflex Co. Ltd.	3,142	29
	KC Co. Ltd.	2,009	29
*,^	CUROCOM Co. Ltd.	21,142	28
	SBS Media Holdings Co. Ltd.	14,100	28
^	Byucksan Corp.	13,450	28
	Hansol Holdings Co. Ltd.	7,639	28
	KC Tech Co. Ltd.	2,755	28
^	Woongjin Thinkbig Co. Ltd.	7,243	26
*	Innox Advanced Materials Co. Ltd.	751	26
	ICD Co. Ltd.	4,187	26
	Huons Global Co. Ltd.	743	26
*	S&T Dynamics Co. Ltd.	4,215	26
*	Cellumed Co. Ltd.	3,487	25
	Hancom Inc.	2,196	25
	Humedix Co. Ltd.	1,077	25
	Tongyang Life Insurance Co. Ltd.	4,930	24
*,^	G-SMATT GLOBAL Co. Ltd.	2,714	24
	KISCO Corp.	4,685	24
	Kolmar Korea Holdings Co. Ltd.	919	23
	Sung Kwang Bend Co. Ltd.	2,178	22
	Maeil Holdings Co. Ltd.	2,124	21
	Humax Co. Ltd.	5,217	21
	Hyundai Corp.	941	20
	Muhak Co. Ltd.	1,944	20
	Chongkundang Holdings Corp.	389	19
	Hanil Holdings Co. Ltd.	426	17
*	Taewoong Co. Ltd.	1,783	17
	GOLFZON Co. Ltd.	566	16
	Sungwoo Hitech Co. Ltd.	5,307	16
*	Samsung Pharmaceutical Co. Ltd.	6,660	15

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	KH Vatec Co. Ltd.	2,613	15
*	SFA Semicon Co. Ltd.	11,646	14
*	Cuckoo Homesys Co. Ltd.	101	14
*	SeAH Steel Corp.	267	14
	SeAH Steel Holdings Corp.	299	13
	Cuckoo Holdings Co. Ltd.	120	13
*	Hansol Technics Co. Ltd.	1,961	12
*	Lumens Co. Ltd.	5,290	11
*	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	10
	LVMC Holdings	5,310	10
*	SK Securities Co. Ltd. Rights Exp. 12/4/2018	33,538	5
	DB Financial Investment Co. Ltd.	1,113	4
*,§	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	—
*,§	CNK International Co. Ltd.	78	—
			233,592
Spain (0.9%)
	Banco Santander SA	4,745,848	22,581
*	Iberdrola SA	1,900,093	13,445
	Telefonica SA	1,438,630	11,801
	Banco Bilbao Vizcaya Argentaria SA	2,102,498	11,604
	Amadeus IT Group SA	130,725	10,527
^	Industria de Diseno Textil SA	330,364	9,311
*	Repsol SA	390,429	6,977
^	CaixaBank SA	1,170,456	4,737
	Grifols SA	121,838	3,471
2	Aena SME SA	20,170	3,223
*	Ferrovial SA	152,228	3,048
*	ACS Actividades de Construccion y Servicios SA	78,268	2,930
	Red Electrica Corp. SA	132,541	2,744
	Banco de Sabadell SA	1,811,978	2,386
^	Naturgy Energy Group SA	95,143	2,338
	Endesa SA	100,863	2,109
	Enagas SA	69,728	1,849
	Bankinter SA	213,046	1,746
	Banco Santander SA ADR	310,951	1,486
	Merlin Properties Socimi SA	102,879	1,289
	Grifols SA Preference Shares	59,079	1,228
	Bankia SA	382,878	1,203
2	Cellnex Telecom SA	47,911	1,192
	Mapfre SA	328,833	983
	Inmobiliaria Colonial Socimi SA	95,587	960
*	Siemens Gamesa Renewable Energy SA	67,271	745
	Viscofan SA	12,397	742
	Bolsas y Mercados Espanoles SHMSF SA	21,845	646
	Acerinox SA	54,520	609
	Grupo Catalana Occidente SA	13,963	577
^	Acciona SA	6,531	551
	Applus Services SA	39,380	535
*	Masmovil Ibercom SA	3,971	515
	CIE Automotive SA	17,148	454
	Cia de Distribucion Integral Logista Holdings SA	16,983	410
*	Almirall SA	22,375	405
	Prosegur Cia de Seguridad SA	72,994	405
	Ebro Foods SA	20,594	404
*,2	Neinor Homes SA	24,062	387
	Zardoya Otis SA	55,101	377
*	Indra Sistemas SA	36,653	362
	Mediaset Espana Comunicacion SA	52,714	358
^	NH Hotel Group SA	55,368	345
	Melia Hotels International SA	33,176	341
	Corp Financiera Alba SA	6,779	326
*	Fomento de Construcciones y Contratas SA	23,977	319
	Tecnicas Reunidas SA	11,845	318
	Faes Farma SA	66,170	278

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
2	Unicaja Banco SA	214,630	275
	Ence Energia y Celulosa SA	32,440	272
2	Gestamp Automocion SA	42,846	272
2	Euskaltel SA	29,552	247
	Papeles y Cartones de Europa SA	12,319	233
	Lar Espana Real Estate Socimi SA	21,012	208
2	Prosegur Cash SA	100,619	199
*	Sacyr SA	80,704	195
*	Fluidra SA	15,052	182
*	Promotora de Informaciones SA	100,092	182
*,2	Metrovacesa SA	14,260	175
*,2	Aedas Homes SAU	6,664	173
*,2	Global Dominion Access SA	31,040	166
	Construcciones y Auxiliar de Ferrocarriles SA	4,390	165
*	Liberbank SA	310,057	145
^	Distribuidora Internacional de Alimentacion SA	144,674	109
	Atresmedia Corp. de Medios de Comunicacion SA	18,821	106
*	Codere SA	11,412	74
	Obrascon Huarte Lain SA	49,433	56
*	Pharma Mar SA	40,605	50
*,§	Let's GOWEX SA	3,921	—
			139,061
Sweden (0.9%)
*	Nordea Bank Abp	1,001,485	8,704
	Telefonaktiebolaget LM Ericsson Class B	950,986	8,280
	Swedbank AB Class A	319,113	7,178
	Investor AB Class B	162,702	7,049
	Volvo AB Class B	469,504	7,012
	Assa Abloy AB Class B	291,826	5,805
	Sandvik AB	342,433	5,413
	Svenska Handelsbanken AB Class A	467,260	5,079
	Skandinaviska Enskilda Banken AB Class A	469,823	4,862
^	Hennes & Mauritz AB Class B	274,449	4,847
	Essity AB Class B	195,625	4,464
*	Atlas Copco AB Class A	172,398	4,262
	Telia Co. AB	865,918	3,898
	Hexagon AB Class B	79,385	3,885
*	Atlas Copco AB Class B	144,808	3,317
	Swedish Match AB	54,392	2,771
	Alfa Laval AB	96,325	2,458
	Kinnevik AB	73,188	2,029
*	Boliden AB	84,055	1,919
	SKF AB	116,555	1,869
	Svenska Cellulosa AB SCA Class B	192,330	1,818
	Skanska AB Class B	109,281	1,718
	Securitas AB Class B	98,410	1,687
	Lundin Petroleum AB	52,918	1,610
	Electrolux AB Class B	75,477	1,568
*	Epiroc AB Class A	175,038	1,536
	Castellum AB	82,697	1,425
	Industrivarden AB Class A	66,745	1,424
	Elekta AB Class B	111,891	1,419
	Trelleborg AB Class B	72,755	1,313
*	Epiroc AB Class B	148,623	1,223
	Tele2 AB	106,947	1,214
	Industrivarden AB	51,904	1,078
*	Fabege AB	82,110	1,048
*	Swedish Orphan Biovitrum AB	49,916	1,019
^	Nibe Industrier AB Class B	93,205	973
	Husqvarna AB	128,055	966
	Saab AB Class B	23,487	921
*	Investor AB Class A	20,000	872
	Com Hem Holding AB	52,891	825
*	AAK AB	53,850	812

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
ICA Gruppen AB	22,933	811
Indutrade AB	30,418	730
* Fastighets AB Balder Class B	28,952	726
Modern Times Group MTG AB Class B	19,642	725
L E Lundbergforetagen AB Class B	23,292	718
Hexpol AB	77,013	713
Loomis AB Class B	23,024	712
* Holmen AB	30,610	701
Getinge AB	69,547	682
2 Dometic Group AB	96,960	677
Lifco AB Class B	15,257	648
^ BillerudKorsnas AB	52,366	620
SSAB AB Class B	182,468	592
^ Intrum AB	23,125	590
2 Thule Group AB	29,547	585
Axfood AB	32,159	574
2 Evolution Gaming Group AB	7,569	569
2 Bravida Holding AB	73,907	543
Sweco AB Class B	24,037	542
AF AB	24,436	524
Wallenstam AB	57,901	522
Peab AB	59,143	521
2 Ahlsell AB	101,873	516
Hufvudstaden AB Class A	33,512	495
^ NCC AB Class B	32,820	489
^ Avanza Bank Holding AB	8,523	456
^ JM AB	22,497	427
* Wihlborgs Fastigheter AB	36,514	412
Kungsleden AB	58,632	410
Investment AB Latour Class B	33,367	404
Pandox AB Class B	23,201	396
* Betsson AB	43,587	378
Hemfosa Fastigheter AB	29,751	368
Bilia AB	34,873	327
Hemfosa Fastigheter AB Preference Shares	17,061	321
* Vitrolife AB	19,390	287
SSAB AB Class A	68,745	274
Bonava AB Class B	24,050	272
^ Mycronic AB	21,331	268
* NetEnt AB	51,187	262
2 Attendo AB	27,393	248
Nolato AB Class B	5,301	244
Nobia AB	38,056	242
2 Resurs Holding AB	36,406	241
Arjo AB	61,803	210
Cloetta AB Class B	65,209	197
Atrium Ljungberg AB	11,330	192
Ratos AB	70,826	191
* Hembla AB Class B	11,132	190
Concentric AB	13,287	178
Klovern AB	153,834	177
2 Scandic Hotels Group AB	19,107	175
* Investment AB Oresund	10,840	165
* SAS AB	72,872	165
Oriflame Holding AG	6,960	164
Mekonomen AB	13,657	160
Klovern AB Preference Shares	4,687	156
Lindab International AB	21,286	149
SkiStar AB	5,594	146
Bure Equity AB	10,810	141
Haldex AB	15,892	134
Sagax AB Preference Shares	35,778	133
Svenska Handelsbanken AB Class B	10,104	112
^ Clas Ohlson AB	11,122	93

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* Collector AB	14,330	84
* Radisson Hospitality AB	19,442	75
2 Munters Group AB	20,246	75
NCC AB Class A	1,486	22
Bonava AB Class A	1,921	21
Sagax AB	3,641	13
SAS AB Preference Shares	200	12
		146,862
Switzerland (2.5%)
Nestle SA	943,251	79,632
Novartis AG	683,531	59,858
Roche Holding AG	218,819	53,252
UBS Group AG	1,082,642	15,132
Zurich Insurance Group AG	47,236	14,666
Cie Financiere Richemont SA	160,044	11,698
ABB Ltd.	560,522	11,279
Credit Suisse Group AG	800,967	10,472
Swiss Re AG	96,213	8,682
Lonza Group AG	23,553	7,406
Givaudan SA	2,984	7,233
* Sika AG	44,564	5,714
LafargeHolcim Ltd.	112,293	5,200
Geberit AG	11,626	4,552
Swiss Life Holding AG	11,915	4,495
SGS SA	1,728	4,104
Swatch Group AG (Bearer)	11,431	3,861
Partners Group Holding AG	5,390	3,837
Swisscom AG	8,037	3,680
Julius Baer Group Ltd.	79,324	3,618
Chocoladefabriken Lindt & Spruengli AG	34	2,714
Schindler Holding AG	12,523	2,641
Temenos AG	18,772	2,580
Sonova Holding AG	15,752	2,569
Adecco Group AG	47,778	2,340
Kuehne & Nagel International AG	15,601	2,168
Baloise Holding AG	14,953	2,137
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	310	2,137
Straumann Holding AG	3,108	2,122
Vifor Pharma AG	14,016	2,026
Roche Holding AG (Bearer)	7,982	1,943
Swiss Prime Site AG	23,865	1,936
Logitech International SA	44,050	1,631
LafargeHolcim Ltd.	34,256	1,577
Clariant AG	63,247	1,363
Schindler Holding AG (Registered)	6,244	1,297
EMS-Chemie Holding AG	2,177	1,199
PSP Swiss Property AG	12,424	1,199
Georg Fischer AG	1,266	1,178
Helvetia Holding AG	1,922	1,177
Barry Callebaut AG	586	1,145
^ Dufry AG	9,898	1,115
Flughafen Zurich AG	5,576	1,102
^ BB Biotech AG	17,253	1,084
^ ams AG	24,354	949
2 Sunrise Communications Group AG	10,033	883
Pargesa Holding SA	11,916	875
Tecan Group AG	3,633	820
2 VAT Group AG	7,981	801
2 Galenica AG	14,906	799
OC Oerlikon Corp. AG	63,389	754
Cembra Money Bank AG	8,783	737
Belimo Holding AG	164	733
Allreal Holding AG	4,466	685
Banque Cantonale Vaudoise	893	667

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	dormakaba Holding AG	841	607
	Bucher Industries AG	2,048	565
	Sulzer AG	5,560	558
	DKSH Holding AG	8,264	557
	Valiant Holding AG	4,857	548
	Vontobel Holding AG	8,625	535
	SFS Group AG	5,340	524
*	Idorsia Ltd.	26,922	521
	Forbo Holding AG	345	506
	Siegfried Holding AG	1,253	503
^	Landis&Gyr Group AG	8,113	492
	Emmi AG	602	438
	Panalpina Welttransport Holding AG	3,534	432
	Mobimo Holding AG	1,642	366
	BKW AG	5,634	357
	Daetwyler Holding AG	2,294	348
	Conzzeta AG	385	344
	Huber & Suhner AG	4,778	327
	Fanhua Inc. ADR	11,557	310
	Burckhardt Compression Holding AG	924	306
	VZ Holding AG	1,060	300
	St. Galler Kantonalbank AG	608	299
	Komax Holding AG	1,091	299
	Interroll Holding AG	156	289
	Schweiter Technologies AG	253	287
*,^	COSMO Pharmaceuticals NV	2,263	285
	HBM HLTHCR-I	1,578	260
*,^	Aryzta AG	27,753	259
	u-blox Holding AG	2,049	257
	GAM Holding AG	44,025	256
	Implenia AG	4,586	255
	Inficon Holding AG	508	244
	Kardex AG	1,827	237
^	Comet Holding AG	2,281	230
	LEM Holding SA	187	214
	Bobst Group SA	2,817	213
	Swatch Group AG (Registered)	3,154	211
	Valora Holding AG	810	203
	Ascom Holding AG	12,078	193
	Autoneum Holding AG	940	182
	Intershop Holding AG	367	180
	Ypsomed Holding AG	1,264	170
	Liechtensteinische Landesbank AG	2,615	169
	Bell Food Group AG	520	163
	Bachem Holding AG	1,300	152
*	Arbonia AG	11,977	150
*	Alpiq Holding AG	1,744	147
*	Basilea Pharmaceutica AG	3,005	145
*	Leonteq AG	3,057	144
	Vetropack Holding AG	62	142
	Zehnder Group AG	3,057	122
*	VP Bank AG	742	119
	Rieter Holding AG	883	119
	Swissquote Group Holding SA	2,287	119
	APG SGA SA	321	113
	EFG International AG	15,830	112
	Bossard Holding AG	682	111
*	Schmolz & Bickenbach AG	129,951	95
*	Transocean Ltd.	8,480	93
*,^	Meyer Burger Technology AG	159,539	84
	ALSO Holding AG	582	66
^	Kudelski SA	6,259	44
			386,330

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	922,352	35,142
Taiwan Semiconductor Manufacturing Co. Ltd.	2,833,000	21,268
Hon Hai Precision Industry Co. Ltd.	3,830,521	9,751
Formosa Plastics Corp.	1,619,873	5,297
Nan Ya Plastics Corp.	1,858,423	4,629
CTBC Financial Holding Co. Ltd.	6,065,715	4,062
Formosa Chemicals & Fibre Corp.	1,098,027	3,985
Cathay Financial Holding Co. Ltd.	2,481,549	3,940
Fubon Financial Holding Co. Ltd.	2,490,880	3,908
Chunghwa Telecom Co. Ltd. ADR	108,204	3,796
MediaTek Inc.	480,086	3,546
Uni-President Enterprises Corp.	1,456,992	3,532
Largan Precision Co. Ltd.	32,020	3,499
China Steel Corp.	3,801,390	3,002
Mega Financial Holding Co. Ltd.	3,352,769	2,839
Delta Electronics Inc.	664,471	2,797
Catcher Technology Co. Ltd.	235,310	2,379
President Chain Store Corp.	184,137	2,083
E.Sun Financial Holding Co. Ltd.	3,117,410	2,070
ASE Technology Holding Co. Ltd.	965,636	1,948
First Financial Holding Co. Ltd.	3,071,348	1,943
Taiwan Mobile Co. Ltd.	487,800	1,743
Yuanta Financial Holding Co. Ltd.	3,574,965	1,738
Formosa Petrochemical Corp.	420,140	1,659
Taiwan Cooperative Financial Holding Co. Ltd.	2,859,576	1,611
Asustek Computer Inc.	216,169	1,603
Taiwan Cement Corp.	1,404,825	1,579
Hua Nan Financial Holdings Co. Ltd.	2,735,370	1,545
China Development Financial Holding Corp.	4,284,580	1,380
Taishin Financial Holding Co. Ltd.	3,027,050	1,349
Quanta Computer Inc.	817,450	1,293
Yageo Corp.	124,473	1,276
Far Eastern New Century Corp.	1,239,279	1,246
Far EasTone Telecommunications Co. Ltd.	494,000	1,177
Pegatron Corp.	624,954	1,142
Chailease Holding Co. Ltd.	393,609	1,129
SinoPac Financial Holdings Co. Ltd.	3,241,756	1,103
Chang Hwa Commercial Bank Ltd.	1,934,099	1,099
United Microelectronics Corp.	2,875,180	1,096
Shin Kong Financial Holding Co. Ltd.	2,911,837	960
Innolux Corp.	2,868,885	871
Pou Chen Corp.	838,524	851
* Tatung Co. Ltd.	698,000	816
Cheng Shin Rubber Industry Co. Ltd.	559,379	789
Advantech Co. Ltd.	114,266	788
China Life Insurance Co. Ltd.	819,954	779
Novatek Microelectronics Corp.	176,025	779
Asia Cement Corp.	732,264	776
Eclat Textile Co. Ltd.	65,166	776
Inventec Corp.	919,554	743
Chunghwa Telecom Co. Ltd.	209,000	738
Lite-On Technology Corp.	635,988	731
Foxconn Technology Co. Ltd.	330,514	702
Compal Electronics Inc.	1,265,323	699
AU Optronics Corp. ADR	176,018	674
Walsin Technology Corp.	150,968	638
Feng TAY Enterprise Co. Ltd.	104,235	627
Acer Inc.	843,551	594
Realtek Semiconductor Corp.	138,420	557
WPG Holdings Ltd.	466,440	556
Taiwan High Speed Rail Corp.	556,000	552
Wistron Corp.	859,151	527
Globalwafers Co. Ltd.	66,000	525

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Vanguard International Semiconductor Corp.	278,000	514
TA Chen Stainless Pipe	332,524	470
Walsin Lihwa Corp.	937,000	466
Micro-Star International Co. Ltd.	209,000	466
Nanya Technology Corp.	277,324	463
Synnex Technology International Corp.	427,498	461
Powertech Technology Inc.	210,000	461
Hiwin Technologies Corp.	70,177	455
TCI Co. Ltd.	30,481	427
Chroma ATE Inc.	120,000	423
Accton Technology Corp.	148,000	410
Highwealth Construction Corp.	278,540	409
AU Optronics Corp.	1,030,000	402
Makalot Industrial Co. Ltd.	74,712	401
Giant Manufacturing Co. Ltd.	102,881	394
Ruentex Industries Ltd.	151,961	382
Airtac International Group	42,884	370
Taiwan Business Bank	1,118,869	369
Eva Airways Corp.	805,364	369
Feng Hsin Steel Co. Ltd.	194,000	368
Win Semiconductors Corp.	118,151	365
Winbond Electronics Corp.	829,726	361
Macronix International	606,903	338
Simplo Technology Co. Ltd.	57,640	335
Sino-American Silicon Products Inc.	178,000	333
Tripod Technology Corp.	136,000	329
Ruentex Development Co. Ltd.	235,793	327
* TaiMed Biologics Inc.	52,000	325
Merida Industry Co. Ltd.	92,400	324
Phison Electronics Corp.	49,000	322
International CSRC Investment Holdings Co.	286,237	321
LCY Chemical Corp.	190,000	320
Formosa Taffeta Co. Ltd.	286,000	312
Chicony Electronics Co. Ltd.	155,231	311
United Microelectronics Corp. ADR	164,278	309
Chipbond Technology Corp.	167,000	308
Radiant Opto-Electronics Corp.	116,314	306
Teco Electric and Machinery Co. Ltd.	527,000	303
CTCI Corp.	214,000	302
* China Petrochemical Development Corp.	824,350	302
Voltronic Power Technology Corp.	18,615	301
Zhen Ding Technology Holding Ltd.	125,700	288
Taiwan Glass Industry Corp.	636,842	274
Grape King Bio Ltd.	43,000	271
* PharmaEssentia Corp.	50,000	267
Taiwan Fertilizer Co. Ltd.	195,000	265
Tung Ho Steel Enterprise Corp.	378,000	256
Merry Electronics Co. Ltd.	58,850	255
Standard Foods Corp.	168,400	253
St. Shine Optical Co. Ltd.	14,000	250
Qisda Corp.	433,000	246
Silergy Corp.	19,000	242
Nien Made Enterprise Co. Ltd.	39,000	242
Eternal Materials Co. Ltd.	321,919	240
Epistar Corp.	264,044	239
Nan Kang Rubber Tire Co. Ltd.	268,493	235
Evergreen Marine Corp. Taiwan Ltd.	632,385	234
King's Town Bank Co. Ltd.	244,000	233
Taiwan Secom Co. Ltd.	80,675	230
King Slide Works Co. Ltd.	22,000	229
Waterland Financial Holdings Co. Ltd.	703,450	229
Hotai Motor Co. Ltd.	33,000	228
Parade Technologies Ltd.	17,000	226
Oriental Union Chemical Corp.	236,000	214

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
General Interface Solution Holding Ltd.	63,000	210
* HTC Corp.	192,491	210
Hota Industrial Manufacturing Co. Ltd.	48,936	206
Taichung Commercial Bank Co. Ltd.	623,530	206
TSRC Corp.	220,925	204
Gigabyte Technology Co. Ltd.	155,000	204
China Airlines Ltd.	686,000	204
E Ink Holdings Inc.	254,000	201
Genius Electronic Optical Co. Ltd.	30,714	199
Unimicron Technology Corp.	406,000	198
China Motor Corp.	262,000	198
Compeq Manufacturing Co. Ltd.	306,000	197
Career Technology MFG. Co. Ltd.	141,636	196
China Steel Chemical Corp.	48,000	195
King Yuan Electronics Co. Ltd.	331,000	194
Cheng Loong Corp.	293,000	187
Poya International Co. Ltd.	21,450	187
FLEXium Interconnect Inc.	73,154	185
Yungtay Engineering Co. Ltd.	101,000	185
Global Unichip Corp.	27,000	184
Test Rite International Co. Ltd.	254,000	184
China Bills Finance Corp.	427,000	182
Bizlink Holding Inc.	33,616	180
Lien Hwa Industrial Corp.	181,581	179
* AmTRAN Technology Co. Ltd.	460,000	176
Jih Sun Financial Holdings Co. Ltd.	605,079	176
Grand Pacific Petrochemical	257,000	174
Kenda Rubber Industrial Co. Ltd.	180,413	173
Gourmet Master Co. Ltd.	28,245	171
* Mercuries Life Insurance Co. Ltd.	390,391	171
HannStar Display Corp.	775,265	171
Far Eastern Department Stores Ltd.	335,115	168
Ton Yi Industrial Corp.	389,000	166
Great Wall Enterprise Co. Ltd.	168,097	164
Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	163
Far Eastern International Bank	509,136	163
Taiwan Union Technology Corp.	59,000	162
Wafer Works Corp.	156,436	159
United Integrated Services Co. Ltd.	89,000	159
Ardentec Corp.	181,903	159
Flytech Technology Co. Ltd.	68,853	155
* Medigen Biotechnology Corp.	118,000	154
Cleanaway Co. Ltd.	27,000	149
Elite Material Co. Ltd.	74,000	148
China Man-Made Fiber Corp.	466,416	148
TTY Biopharm Co. Ltd.	56,541	148
Coretronic Corp.	107,400	148
YFY Inc.	403,000	146
Lealea Enterprise Co. Ltd.	470,000	144
LandMark Optoelectronics Corp.	21,600	144
Capital Securities Corp.	477,220	143
Yulon Motor Co. Ltd.	244,000	143
Sinbon Electronics Co. Ltd.	51,499	142
Clevo Co.	182,628	142
Taiwan Styrene Monomer	190,450	142
Getac Technology Corp.	120,000	141
eMemory Technology Inc.	19,000	141
Chilisin Electronics Corp.	58,326	140
Greatek Electronics Inc.	112,000	140
Holy Stone Enterprise Co. Ltd.	44,200	139
Chong Hong Construction Co. Ltd.	61,152	139
ASMedia Technology Inc.	10,000	138
Yulon Finance Corp.	50,000	138
Hung Sheng Construction Ltd.	160,800	137

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Tainan Spinning Co. Ltd.	345,543	136
Prince Housing & Development Corp.	412,050	135
Shinkong Synthetic Fibers Corp.	396,000	134
Wistron NeWeb Corp.	57,400	134
ASPEED Technology Inc.	9,000	133
Huaku Development Co. Ltd.	65,000	132
Taiwan Cogeneration Corp.	155,000	131
ChipMOS Technologies Inc.	188,683	131
Tong Yang Industry Co. Ltd.	115,000	130
WT Microelectronics Co. Ltd.	98,986	128
BES Engineering Corp.	560,000	127
U-Ming Marine Transport Corp.	121,000	127
* Microbio Co. Ltd.	234,000	127
Lung Yen Life Service Corp.	67,000	126
Ginko International Co. Ltd.	22,000	126
* Asia Pacific Telecom Co. Ltd.	646,152	124
UPC Technology Corp.	334,314	123
Kinpo Electronics	405,000	121
* OBI Pharma Inc.	31,000	121
Firich Enterprises Co. Ltd.	107,132	121
Zeng Hsing Industrial Co. Ltd.	26,000	121
Sanyang Motor Co. Ltd.	188,000	120
* Ritek Corp.	374,425	120
China Chemical & Pharmaceutical Co. Ltd.	202,000	119
Visual Photonics Epitaxy Co. Ltd.	65,250	118
Chin-Poon Industrial Co. Ltd.	105,000	117
Transcend Information Inc.	55,000	115
Mitac Holdings Corp.	141,036	115
Taiwan Paiho Ltd.	77,000	114
Holtek Semiconductor Inc.	60,000	114
Primax Electronics Ltd.	84,000	114
Advanced Ceramic X Corp.	18,000	113
Cub Elecparts Inc.	18,509	112
CHC Healthcare Group	104,268	111
TPK Holding Co. Ltd.	70,958	111
Everlight Electronics Co. Ltd.	125,000	108
Elan Microelectronics Corp.	57,400	107
Long Chen Paper Co. Ltd.	209,564	107
SDI Corp.	49,000	107
Center Laboratories Inc.	57,533	107
Asia Optical Co. Inc.	59,000	106
ITEQ Corp.	82,000	105
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	44,000	105
YungShin Global Holding Corp.	81,400	104
* PChome Online Inc.	22,587	103
Machvision Inc.	10,006	103
* CMC Magnetics Corp.	575,021	103
* Pan Jit International Inc.	142,000	103
§ Syncmold Enterprise Corp.	48,750	102
Chun Yuan Steel	315,000	102
Charoen Pokphand Enterprise	75,000	102
Shin Zu Shing Co. Ltd.	41,000	101
Taiwan Surface Mounting Technology Corp.	92,250	101
Run Long Construction Co. Ltd.	57,000	99
Sinyi Realty Inc.	103,358	99
China Metal Products	101,000	98
ScinoPharm Taiwan Ltd.	133,245	98
Depo Auto Parts Ind Co. Ltd.	45,000	98
* Federal Corp.	276,612	98
Dynapack International Technology Corp.	77,000	97
momo.com Inc.	16,000	97
Sampo Corp.	257,000	96
China General Plastics Corp.	161,256	96
Tyntek Corp.	194,000	96

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* XinTec Inc.	89,000	95
* United Renewable Energy Co. Ltd.	422,195	94
Sunny Friend Environmental Technology Co. Ltd.	13,000	94
* Wei Chuan Foods Corp.	152,000	94
Yieh Phui Enterprise Co. Ltd.	299,153	93
Mercuries & Associates Holding Ltd.	143,929	93
Hong Pu Real Estate Development Co. Ltd.	144,000	92
Namchow Holdings Co. Ltd.	64,000	90
Tong Hsing Electronic Industries Ltd.	30,000	90
Darfon Electronics Corp.	77,000	89
Unitech Printed Circuit Board Corp.	210,120	89
Rechi Precision Co. Ltd.	120,000	88
Kung Long Batteries Industrial Co. Ltd.	19,000	88
* Taiwan TEA Corp.	174,000	88
Aten International Co. Ltd.	35,000	88
Bank of Kaohsiung Co. Ltd.	304,966	87
President Securities Corp.	212,549	86
USI Corp.	222,645	85
Xxentria Technology Materials Corp.	44,000	84
Hsin Kuang Steel Co. Ltd.	78,000	84
Goldsun Building Materials Co. Ltd.	315,000	83
YC INOX Co. Ltd.	103,000	82
Kinsus Interconnect Technology Corp.	62,000	81
Nan Liu Enterprise Co. Ltd.	16,000	81
Kindom Construction Corp.	147,000	81
Wisdom Marine Lines Co. Ltd.	83,706	80
Farglory Land Development Co. Ltd.	70,000	80
Faraday Technology Corp.	76,800	80
Lotes Co. Ltd.	14,000	79
Sigurd Microelectronics Corp.	87,000	78
* Yang Ming Marine Transport Corp.	281,030	78
Cathay Real Estate Development Co. Ltd.	130,200	77
Ennoconn Corp.	11,556	77
Supreme Electronics Co. Ltd.	90,000	76
Lingsen Precision Industries Ltd.	278,000	75
* Radium Life Tech Co. Ltd.	152,393	75
* Shining Building Business Co. Ltd.	235,560	75
Formosa International Hotels Corp.	17,058	74
AcBel Polytech Inc.	126,000	72
Systex Corp.	36,000	72
Pixart Imaging Inc.	27,000	72
Nan Ya Printed Circuit Board Corp.	89,000	71
Concraft Holding Co. Ltd.	18,700	71
Test Research Inc.	51,000	71
Darwin Precisions Corp.	142,000	71
Casetek Holdings Ltd.	49,877	71
Chung-Hsin Electric & Machinery Manufacturing Corp.	107,000	70
Sercomm Corp.	44,000	70
Sitronix Technology Corp.	27,000	70
Yulon Nissan Motor Co. Ltd.	10,000	70
Wan Hai Lines Ltd.	141,000	69
Chaun-Choung Technology Corp.	20,000	67
Rich Development Co. Ltd.	236,000	67
Foxsemicon Integrated Technology Inc.	18,900	66
Everlight Chemical Industrial Corp.	129,240	65
Gloria Material Technology Corp.	118,000	64
Elite Semiconductor Memory Technology Inc.	66,000	63
Evergreen International Storage & Transport Corp.	153,000	63
* Taiwan Land Development Corp.	243,731	63
Pharmally International Holding Co. Ltd.	8,325	63
Long Bon International Co. Ltd.	130,174	63
Adlink Technology Inc.	55,168	63
Sporton International Inc.	16,802	63
Asia Vital Components Co. Ltd.	90,000	62

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Kinik Co.	36,000	62
Taiwan Semiconductor Co. Ltd.	41,000	62
MIN AIK Technology Co. Ltd.	130,400	61
Gemtek Technology Corp.	102,000	61
TA-I Technology Co. Ltd.	41,000	60
* D-Link Corp.	184,212	60
Wah Lee Industrial Corp.	38,000	60
FocalTech Systems Co. Ltd.	80,923	59
* Silicon Integrated Systems Corp.	249,000	59
Hu Lane Associate Inc.	23,000	59
PharmaEngine Inc.	17,038	58
Sunplus Technology Co. Ltd.	171,000	58
Advanced Wireless Semiconductor Co.	46,000	57
IEI Integration Corp.	54,342	57
A-DATA Technology Co. Ltd.	46,190	56
Chlitina Holding Ltd.	8,400	56
OptoTech Corp.	107,427	55
TXC Corp.	55,000	55
Wowprime Corp.	20,665	55
Senao International Co. Ltd.	49,000	54
Chunghwa Precision Test Tech Co. Ltd.	4,000	54
Ho Tung Chemical Corp.	251,141	54
Asia Polymer Corp.	122,836	54
Topco Scientific Co. Ltd.	26,047	54
* CSBC Corp. Taiwan	51,353	54
International Games System Co. Ltd.	12,000	53
L&K Engineering Co. Ltd.	65,000	53
Taiwan PCB Techvest Co. Ltd.	68,000	53
Elite Advanced Laser Corp.	30,412	53
* Dynamic Electronics Co. Ltd.	222,000	53
* Phihong Technology Co. Ltd.	193,000	51
KEE TAI Properties Co. Ltd.	131,000	50
Cheng Uei Precision Industry Co. Ltd.	70,000	48
Sincere Navigation Corp.	93,000	48
Formosan Rubber Group Inc.	100,890	47
FSP Technology Inc.	84,000	47
Toung Loong Textile Manufacturing	44,000	46
Posiflex Technology Inc.	15,169	46
Pan-International Industrial Corp.	80,000	46
Altek Corp.	61,600	46
* TWi Pharmaceuticals Inc.	23,000	46
Chung Hwa Pulp Corp.	152,421	45
Huang Hsiang Construction Corp.	55,000	44
Swancor Holding Co. Ltd.	22,000	42
Basso Industry Corp.	29,200	41
Egis Technology Inc.	13,000	41
* Taigen Biopharmaceuticals Holdings Ltd.	77,872	41
Nien Hsing Textile Co. Ltd.	54,945	41
Quanta Storage Inc.	59,000	41
* Orient Semiconductor Electronics Ltd.	176,000	40
Taiflex Scientific Co. Ltd.	40,800	40
* Tong-Tai Machine & Tool Co. Ltd.	70,560	40
Lextar Electronics Corp.	74,000	40
TYC Brother Industrial Co. Ltd.	53,000	39
Concord Securities Co. Ltd.	165,635	39
Ta Ya Electric Wire & Cable	107,000	38
Jess-Link Products Co. Ltd.	42,750	37
ITE Technology Inc.	37,000	36
King's Town Construction Co. Ltd.	59,000	36
Sheng Yu Steel Co. Ltd.	56,000	35
* Etron Technology Inc.	127,000	35
Taiyen Biotech Co. Ltd.	37,000	35
Infortrend Technology Inc.	100,000	35
* HannsTouch Solution Inc.	186,000	35

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Soft-World International Corp.	16,000	34
	Sonix Technology Co. Ltd.	39,000	33
*	Cheng Mei Materials Technology Corp.	143,000	33
*	WUS Printed Circuit Co. Ltd.	69,700	33
	Advanced International Multitech Co. Ltd.	32,000	33
*	ALI Corp.	105,000	31
	Li Cheng Enterprise Co. Ltd.	24,447	31
	Weltrend Semiconductor	41,600	31
	Lite-On Semiconductor Corp.	38,000	31
	Globe Union Industrial Corp.	65,000	31
*	Unizyx Holding Corp.	91,000	31
	Elitegroup Computer Systems Co. Ltd.	73,000	30
	Jentech Precision Industrial Co. Ltd.	16,000	30
	Ability Enterprise Co. Ltd.	69,000	27
*	AGV Products Corp.	125,440	27
	Universal Cement Corp.	43,124	26
*	Kuo Toong International Co. Ltd.	37,643	25
	Global Brands Manufacture Ltd.	67,000	25
	Tung Thih Electronic Co. Ltd.	12,000	25
	Alpha Networks Inc.	55,000	24
	Brogent Technologies Inc.	5,266	24
	Zinwell Corp.	43,000	24
	Cyberlink Corp.	11,000	22
*	Ichia Technologies Inc.	49,000	22
	Iron Force Industrial Co. Ltd.	11,000	22
	Johnson Health Tech Co. Ltd.	21,105	22
*	Lotus Pharmaceutical Co. Ltd.	11,000	21
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	21
	Yeong Guan Energy Technology Group Co. Ltd.	15,000	20
*	Li Peng Enterprise Co. Ltd.	75,600	20
*	Motech Industries Inc.	85,447	18
*	G Tech Optoelectronics Corp.	53,043	18
	Gigasolar Materials Corp.	6,400	18
	CyberTAN Technology Inc.	44,000	17
	Global Mixed Mode Technology Inc.	9,000	17
*	Gold Circuit Electronics Ltd.	41,000	14
	China Electric Manufacturing Corp.	37,000	10
*	Unity Opto Technology Co. Ltd.	38,000	10
*,§	XPEC Entertainment Inc.	21,468	9
*	Gigastorage Corp.	34,000	8
*	E-Ton Solar Tech Co. Ltd.	80,000	7
*	Taishin Financial Holding Co. Ltd. Rights Exp. 11/22/18	61,063	6
	Tsann Kuen Enterprise Co. Ltd.	2,000	1
*	TWi Biotechnology Inc.	1,382	1
*	Evergreen Marine Corp. Taiwan Ltd. Rights Exp. 11/21/18	36,024	1
*	Taichung Commercial Bank Co. Ltd. Rights Exp. 11/26/2018	20,781	—
			215,195
Thailand (0.4%)
*	PTT PCL	4,420,680	6,798
*	CP ALL PCL (Local)	1,523,700	3,096
*	Airports of Thailand PCL	1,381,650	2,670
*	Siam Commercial Bank PCL (Local)	577,400	2,396
	Siam Cement PCL NVDR	162,800	2,057
	Kasikornbank PCL	326,800	1,967
	Kasikornbank PCL (Foreign)	304,883	1,835
*	Bangkok Dusit Medical Services PCL (Local)Bangkok Dusit Medical Services PCL (Local)	2,325,600	1,725
	Advanced Info Service PCL (Foreign)	243,300	1,440
	PTT Exploration & Production PCL (Foreign)	266,781	1,117
*	Central Pattana PCL	416,400	993
	Central Pattana PCL (Foreign)	401,800	958
*	Indorama Ventures PCL	529,800	869
*	PTT Global Chemical PCL	369,300	863
*	Minor International PCL	763,960	844
*	Energy Absolute PCL	538,100	805

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Siam Cement PCL (Foreign)	63,100	797
*	PTT Exploration and Production PCL (Local)	175,700	736
*	Banpu PCL (Local)	1,320,600	695
*	Bumrungrad Hospital PCL	114,200	667
	PTT Global Chemical PCL	281,815	658
*	Digital Telecommunications Infrastructure Fund	1,467,229	655
	Thai Oil PCL (Foreign)	241,000	616
*	Advanced Info Service PCL (Local)	103,600	613
	CP ALL PCL (Foreign)	287,300	584
	Bangkok Bank PCL (Foreign)	89,698	574
*	Intouch Holdings PCL	347,200	556
	Siam Commercial Bank PCL	133,800	555
*	Bangkok Expressway & Metro PCL (Local)	2,149,509	552
*	True Corp. PCL	3,059,853	546
*	BTS Group Holdings PCL	1,725,400	477
*	Gulf Energy Development PCL	198,700	468
	Land & Houses PCL NVDR	1,482,900	462
*	Krungthai Card PCL	433,000	455
*	Siam Cement PCL	35,506	449
*	Berli Jucker PCL (Local)	256,200	432
	Krung Thai Bank PCL (Foreign)	687,175	417
*	Muangthai Capital PCL	251,300	397
*	Home Product Center PCL	867,800	391
	Krung Thai Bank PCL	633,000	384
	Intouch Holdings PCL	237,596	380
	Thai Union Frozen Products PCL (Foreign)	755,580	379
	Home Product Center PCL (Foreign)	838,798	378
	Minor International PCL (Foreign)	317,423	351
*	Krung Thai Bank PCL	565,700	343
*	Ratchaburi Electricity Generating Holding PCL (Local)	225,600	333
	Bangkok Bank PCL	53,100	332
*	BTS Rail Mass Transit Growth Infrastructure Fund	881,600	319
*	Glow Energy PCL	116,300	294
*	KCE Electronics PCL	259,200	292
*	Bangchak Corp. PCL	288,900	287
*	Electricity Generating PCL	40,600	283
*	Sino-Thai Engineering & Construction PCL	376,100	282
	Bangkok Dusit Medical Services PCL (Foreign)Bangkok Dusit Medical Services PCL (Foreign)	375,500	278
	IRPC PCL (Foreign)	1,491,200	275
*	WHA Corp. PCL	2,165,800	270
^	Total Access Communication PCL (Foreign)	187,000	269
*	Tisco Financial Group PCL	111,400	265
*	IRPC PCL	1,439,200	265
	Electricity Generating PCL (Foreign)	37,200	260
*	Delta Electronics Thailand PCL	123,900	258
*	Central Plaza Hotel PCL	207,300	252
	TMB Bank PCL (Foreign)	3,532,900	244
*	Jasmine Broadband Internet Infrastructure Fund	766,700	236
*	Siam Global House PCL	414,688	235
*	CH Karnchang PCL	302,700	233
*	Srisawad Corp. PCL	169,459	228
*	Chularat Hospital PCL	2,926,280	225
*	Robinson PCL	112,700	223
*	Jasmine International PCL	1,429,000	222
*	Supalai PCL	327,800	217
*	VGI Global Media PCL	947,000	216
*	TOA Paint Thailand PCL	210,600	215
	MBK PCL	287,800	212
*	Global Power Synergy PCL	118,600	207
*	TMB Bank PCL	2,997,500	207
*,2	Star Petroleum Refining PCL	484,700	206
*	Siam City Cement PCL (Local)	27,700	201
^	Tisco Financial Group PCL	83,500	199
*	Kiatnakin Bank PCL (Local)	88,100	190

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	IMPACT Growth REIT	322,700	184
	Bumrungrad Hospital PCL (Foreign)	30,900	180
*	Hana Microelectronics PCL	163,000	179
*	BCPG PCL	313,500	177
*	Bangkok Chain Hospital PCL	297,200	175
	Siam Commercial Bank PCL (Foreign)	41,500	172
*	Thanachart Capit	106,100	169
	BTS Group Holdings PCL	604,800	167
*	B Grimm Power PCL	191,700	162
*	TTW PCL	437,300	162
	Kiatnakin Bank PCL (Foreign)	74,800	161
*	Land & Houses PCL	508,200	158
*	Esso Thailand PCL	357,200	156
*	Major Cineplex Group PCL	203,500	145
*	Bangkok Land PCL	2,749,700	143
	Thanachart Cap-f	88,900	141
*	Thai Oil PCL	54,500	139
*	MK Restaurants Group PCL	62,900	128
*	Quality Houses PCL	1,338,683	127
*	TPI Polene Power PCL	688,700	125
	Bangkok Life Assurance PCL	123,500	118
*	AP Thailand PCL	476,600	118
*	Amata Corp. PCL	158,800	116
*	Italian-Thai Development PCL	1,396,000	115
	Berli Jucker PCL (Foreign)	67,984	114
*	Beauty Community PCL	369,400	112
*	Origin Property PCL	389,400	108
*	Carabao Group PCL	77,400	106
*	TPI Polene PCL	1,930,500	105
*	Thai Airways International PCL	260,300	102
*	Sri Trang Agro-Industry PCL	180,700	98
^	Thoresen Thai Agencies PCL (Foreign)	476,652	97
	Bangkok Expressway & Metro PCL (Foreign)	373,048	96
*	Gunkul Engineering PCL	987,583	93
*	Thai Union Group PCL	183,500	92
*	Sansiri PCL (Local)	1,855,200	88
*,§	Pruksa Real Estate PCL	210,700	85
*	Banpu Power PCL	117,600	85
*	U City PCL	90,412,494	82
*	Super Energy Corp. PCL	3,838,700	81
*	CK Power PCL	529,000	80
*	Thaifoods Group PCL	649,700	76
	LPN Development PCL	268,700	76
*	Thai Vegetable Oil PCL	88,000	75
*	Vibhavadi Medical Center PCL	1,028,700	70
	Banpu PCL	132,528	70
*	Bangkok Airways PCL	184,800	65
*	Workpoint Entertainment PCL	67,400	64
*	Tipco Asphalt PCL	140,500	62
	Thanachart Capital PCL	38,600	61
	Unique Engineering & Construction PCL	155,600	59
*	Pruksa Holding PCL	94,600	58
	Hana Microelectronics PCL (Foreign)	46,600	51
*	Thaicom PCL	197,300	51
*	Bangkok Life Assurance PCL	50,940	49
*	GFPT PCL	112,200	49
*	Taokaenoi Food & Marketing PCL	123,500	48
*	Precious Shipping PCL	125,400	44
*	BEC World PCL (Foreign)	225,100	42
*	Thai Airways International PCL (Foreign)	104,374	41
*	PTG Energy PCL	127,400	40
*	SPCG PCL	65,000	40
*	Total Access Communication PCL (Local)	25,400	37
	True Corp. PCL (Foreign)	196,601	35

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Supalai PCL (Foreign)	52,800	35
	Delta Electronics Thailand PCL (Foreign)	16,000	33
*,§	Inter Far East Energy Corp.	351,100	33
	WHA Corp. PCL (Foreign)	262,802	33
*	Univentures PCL	143,400	32
*	Group Lease PCL	149,700	31
*	Samart Corp. PCL	128,900	28
	CK Power PCL (Foreign)	179,860	27
*	Cal-Comp Electronics Thailand PCL	387,330	23
*	Precious Shipping PCL (Foreign)	62,700	22
	Sri Trang Agro-Industry PCL (Foreign)	38,696	21
	VGI Global Media PCL	71,450	16
*	Dynasty Ceramic PCL Warrants Exp. 05/03/2021	544,600	15
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	7,600	4
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	179,860	3
*	Thoresen Thai Agencies PCL	13,200	3
*	VGI Global Media PCL (F)Warrants Exp. 12/31/2022	203,690	2
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	767,740	2
*,^	Group Lease PCL (Foreign)	6,259	1
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	2,960	1
*	Samart Corp. PCL Warrants Exp. 05/08/2021	42,966	1
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	79,130	1
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	24,210	—
*	Thoresen Thai Agencies PCL Expire 2/28/2019	53,346	—
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	56,840	—
	Charoen Pokphand Foods PCL (Foreign)	100	—
*	BTS Group Holdings PCL - F Warrants Exp. 12/31/19	191,711	—
*	BTS Group Holdings PCL - NVDR Warrants Exp. 12/31/19	67,199	—
			61,001
Turkey (0.1%)
	Turkiye Garanti Bankasi AS	837,676	1,054
	BIM Birlesik Magazalar AS	61,113	869
	Tupras Turkiye Petrol Rafinerileri AS	35,220	831
	KOC Holding AS	268,233	749
	Akbank T.A.S.	622,627	736
	Eregli Demir ve Celik Fabrikalari TAS	421,050	683
	Turkcell Iletisim Hizmetleri AS	331,134	674
*	Turk Hava Yollari AO	166,592	420
	Haci Omer Sabanci Holding AS (Bearer)	268,197	342
	Turkiye Is Bankasi AS	375,252	268
	Petkim Petrokimya Holding AS	267,186	243
	Aselsan Elektronik Sanayi Ve Ticaret AS	49,526	224
	TAV Havalimanlari Holding AS	47,557	198
	Anadolu Efes Biracilik Ve Malt Sanayii AS	57,339	193
	Ford Otomotiv Sanayi AS	17,563	189
	Turkiye Halk Bankasi AS	163,616	181
*	Ulker Biskuvi Sanayi AS	62,695	166
	Turkiye Vakiflar Bankasi TAO	270,158	166
	Soda Sanayii AS	118,534	144
	Enka Insaat ve Sanayi AS	169,819	142
	Tofas Turk Otomobil Fabrikasi AS	37,311	141
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	469,363	140
	Turkiye Sise ve Cam Fabrikalari AS	161,616	137
	Tekfen Holding AS	35,895	137
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class AKardemir Karabuk Demir Celik Sanayi
	ve Ticaret AS Class AKardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class AKardemir
	Karabuk Demir Celik Sanayi ve Ticaret AS Class A	296,019	114
	Arcelik AS	35,788	99
	EGE Endustri VE Ticaret AS	1,374	97
*	Yapi ve Kredi Bankasi AS	316,975	92
*	Aksa Enerji Uretim AS Class B	123,798	84
	Aksigorta AS	132,563	81
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	265,111	80
*	Vakif Gayrimenkul Yatirim Ortakligi AS	268,431	76

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Bizim Toptan Satis Magazalari AS	60,606	73
	Turkiye Sinai Kalkinma Bankasi AS	560,984	71
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	69
	Trakya Cam Sanayii AS	116,933	68
	Coca-Cola Icecek AS	13,694	68
*	Zorlu Enerji Elektrik Uretim AS	328,267	65
*	Koza Altin Isletmeleri AS	8,052	65
	AG Anadolu Grubu Holding AS	31,736	65
*	Turk Telekomunikasyon AS	106,702	61
*	Sasa Polyester Sanayi AS	38,322	57
*	Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	54
2	Mavi Giyim Sanayi Ve Ticaret AS Class B	7,388	44
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	60,773	42
*	Logo Yazilim Sanayi Ve Ticaret AS	6,831	39
*	NET Holding AS	95,198	38
*	Sekerbank Turk AS	205,730	34
*	Dogan Sirketler Grubu Holding AS	168,390	33
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	60,942	32
*,2	MLP Saglik Hizmetleri AS	13,316	32
*	Bera Holding AS	102,172	29
	Aygaz AS	12,065	26
	Tat Gida Sanayi AS	37,871	26
*	Afyon Cimento Sanayi TAS	30,263	24
*	Vestel Elektronik Sanayi ve Ticaret AS	20,037	24
	Aksa Akrilik Kimya Sanayii AS	11,842	19
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	19
*	Migros Ticaret AS	6,467	17
*	Pegasus Hava Tasimaciligi AS	4,428	16
	Is Gayrimenkul Yatirim Ortakligi AS	91,844	14
	Cimsa Cimento Sanayi VE Ticaret AS	8,065	11
	Turk Traktor ve Ziraat Makineleri AS	1,534	10
	Konya Cimento Sanayii AS	267	8
	Albaraka Turk Katilim Bankasi AS	32,421	8
	Torunlar Gayrimenkul Yatirim Ortakligi AS	26,089	7
	Dogus Otomotiv Servis ve Ticaret AS	7,386	7
	Anadolu Hayat Emeklilik AS	4,440	5
*,§	Asya Katilim Bankasi AS	147,465	—
			11,030
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	927,705	3,493
	Emirates Telecommunications Group Co. PJSC	557,470	2,643
	Emaar Properties PJSC	1,074,375	1,491
	Abu Dhabi Commercial Bank PJSC	599,754	1,321
	DP World Ltd.	51,276	923
	Dubai Islamic Bank PJSC	569,309	816
	Aldar Properties PJSC	1,217,482	574
	Dana Gas PJSC	1,186,473	371
	Emaar Development PJSC	270,876	366
	Dubai Investments PJSC	659,013	291
	Emaar Malls PJSC	526,538	262
	DAMAC Properties Dubai Co. PJSC	473,801	261
	Air Arabia PJSC	787,031	218
	Abu Dhabi National Oil Co. for Distribution PJSC	345,208	208
	Orascom Construction Ltd.	29,541	184
	Amanat Holdings PJSC	389,761	125
	Al Waha Capital PJSC	234,724	119
	Dubai Financial Market PJSC	426,230	101
	Arabtec Holding PJSC	177,489	97
*	Amlak Finance PJSC	421,186	66
*	DXB Entertainments PJSC	666,893	64
	National Central Cooling Co. PJSC	134,628	62
*	Deyaar Development PJSC	361,379	43
*	Eshraq Properties Co. PJSC	184,450	30
*	Union Properties PJSC	154,253	26

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
RAK Properties PJSC	168,932	26
* Drake & Scull International PJSC	114,862	12
		14,193
United Kingdom (5.5%)
HSBC Holdings plc	6,302,718	51,869
Royal Dutch Shell plc Class A	1,429,260	45,534
BP plc	6,138,788	44,345
Royal Dutch Shell plc Class B	1,191,316	38,852
AstraZeneca plc	400,285	30,618
GlaxoSmithKline plc	1,538,498	29,797
British American Tobacco plc	607,725	26,345
Diageo plc	760,685	26,298
Unilever plc	351,121	18,599
Rio Tinto plc	361,210	17,537
Shire plc	283,430	17,105
Lloyds Banking Group plc	22,638,310	16,520
Prudential plc	814,034	16,300
Reckitt Benckiser Group plc	197,233	15,949
Vodafone Group plc	8,439,072	15,870
Glencore plc	3,677,282	14,965
BHP Billiton plc	651,719	13,001
Barclays plc	5,347,282	11,782
National Grid plc	1,055,869	11,154
Imperial Brands plc	305,912	10,362
Compass Group plc	501,223	9,858
Tesco plc	3,049,104	8,304
BT Group plc	2,656,454	8,134
CRH plc	261,287	7,802
Aviva plc	1,247,962	6,820
Experian plc	296,331	6,815
BAE Systems plc	1,012,601	6,790
Anglo American plc	313,946	6,701
RELX plc	332,757	6,581
Legal & General Group plc	1,894,204	6,078
Standard Chartered plc	858,993	6,020
Rolls-Royce Holdings plc	529,075	5,674
London Stock Exchange Group plc	100,266	5,524
* RELX plc	278,688	5,515
Ferguson plc	75,372	5,082
British American Tobacco plc ADR	114,073	4,951
SSE plc	334,736	4,879
Smith & Nephew plc	282,756	4,596
WPP plc	382,678	4,330
Royal Bank of Scotland Group plc	1,401,545	4,219
Ashtead Group plc	158,540	3,914
Informa plc	420,090	3,834
InterContinental Hotels Group plc	69,631	3,654
Associated British Foods plc	113,248	3,453
3i Group plc	306,910	3,437
Intertek Group plc	57,289	3,433
Centrica plc	1,756,430	3,299
Melrose Industries plc	1,530,902	3,295
Whitbread plc	58,524	3,291
* Worldpay Inc. Class A	35,808	3,263
Bunzl plc	104,505	3,083
Burberry Group plc	129,134	2,988
Persimmon plc	97,770	2,861
Carnival plc	52,349	2,853
Pearson plc	245,143	2,816
* Standard Life Aberdeen plc	803,656	2,776
Next plc	41,624	2,765
Mondi plc	115,394	2,717
DCC plc	30,103	2,580
Segro plc	318,497	2,497

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Smurfit Kappa Group plc	75,835	2,481
Sage Group plc	350,049	2,434
Land Securities Group plc	222,245	2,418
International Consolidated Airlines Group SA (London Shares)	312,499	2,409
Croda International plc	38,983	2,401
British Land Co. plc	302,516	2,285
Rentokil Initial plc	565,187	2,279
Randgold Resources Ltd.	28,747	2,261
Johnson Matthey plc	59,493	2,256
RSA Insurance Group plc	312,999	2,251
Kingfisher plc	679,034	2,205
ITV plc	1,159,223	2,201
Smiths Group plc	121,650	2,168
Paddy Power Betfair plc	25,220	2,163
GVC Holdings plc	178,960	2,144
Wm Morrison Supermarkets plc	666,927	2,113
St. James's Place plc	160,077	2,069
Taylor Wimpey plc	997,571	2,054
Barratt Developments plc	307,529	2,017
Halma plc	117,569	1,995
United Utilities Group plc	214,569	1,988
J Sainsbury plc	498,841	1,982
DS Smith plc	388,194	1,948
Hargreaves Lansdown plc	80,808	1,926
Marks & Spencer Group plc	499,521	1,889
John Wood Group plc	204,599	1,865
Spirax-Sarco Engineering plc	22,555	1,863
TUI AG	110,192	1,828
Direct Line Insurance Group plc	422,893	1,777
Coca-Cola HBC AG	59,946	1,771
Hiscox Ltd.	85,046	1,767
Severn Trent plc	72,641	1,726
Berkeley Group Holdings plc	38,618	1,726
Meggitt plc	241,371	1,633
Weir Group plc	80,624	1,632
Rightmove plc	278,830	1,610
2 Auto Trader Group plc	307,149	1,605
Admiral Group plc	61,877	1,591
* Ocado Group plc	135,982	1,484
NEX Group plc	98,386	1,427
* Just Eat plc	180,737	1,402
B&M European Value Retail SA	260,874	1,388
Bellway plc	37,752	1,385
CYBG plc	402,359	1,382
Hammerson plc	245,007	1,368
Phoenix Group Holdings	177,067	1,361
Tate & Lyle plc	152,879	1,314
Royal Mail plc	285,263	1,310
G4S plc	475,689	1,305
Investec plc	199,812	1,235
* Tullow Oil plc	425,952	1,222
Pennon Group plc	128,016	1,220
Cineworld Group plc	321,698	1,209
Micro Focus International plc	76,614	1,188
RPC Group plc	121,092	1,180
NMC Health plc	26,088	1,176
Schroders plc	34,265	1,173
SSP Group plc	136,502	1,164
Derwent London plc	30,662	1,147
Howden Joinery Group plc	182,708	1,094
Travis Perkins plc	77,256	1,091
Antofagasta plc	108,377	1,085
Intermediate Capital Group plc	88,819	1,079
Electrocomponents plc	135,963	1,076

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Hikma Pharmaceuticals plc	44,354	1,076
Evraz plc	154,357	1,069
Beazley plc	159,255	1,069
easyJet plc	68,612	1,051
IMI plc	82,412	1,045
HomeServe plc	85,769	1,041
Rotork plc	270,153	1,034
* Cobham plc	751,250	1,031
Spectris plc	37,421	1,024
2 ConvaTec Group plc	486,309	1,005
BBA Aviation plc	318,413	976
Man Group plc	483,052	958
2 Merlin Entertainments plc	223,162	922
Close Brothers Group plc	48,881	918
Jardine Lloyd Thompson Group plc	37,903	913
UNITE Group plc	82,326	896
Dechra Pharmaceuticals plc	30,514	892
* Capita plc	541,902	887
Britvic plc	86,231	871
IG Group Holdings plc	112,007	865
Hays plc	409,542	858
Inmarsat plc	146,486	852
Inchcape plc	123,050	850
* BTG plc	119,423	841
2 Quilter plc	565,721	837
WH Smith plc	33,293	828
Aggreko plc	74,935	821
* Metro Bank plc	28,900	820
Shaftesbury plc	70,788	811
Tritax Big Box REIT plc	442,373	808
Victrex plc	23,578	798
Daily Mail & General Trust plc	87,693	783
AVEVA Group plc	23,044	771
Polymetal International plc	82,680	767
National Express Group plc	143,158	731
Capital & Counties Properties plc	228,253	728
William Hill plc	264,272	710
Great Portland Estates plc	79,418	707
Drax Group plc	136,579	700
QinetiQ Group plc	192,638	682
Intu Properties plc	268,035	670
Petrofac Ltd.	91,059	670
Dixons Carphone plc	309,638	669
Bodycote plc	65,682	667
Pagegroup plc	103,701	665
UDG Healthcare plc	81,522	657
Balfour Beatty plc	195,076	655
Greene King plc	104,512	643
TP ICAP plc	170,466	632
Fresnillo plc	58,206	631
Babcock International Group plc	78,314	611
BCA Marketplace plc	236,595	608
IWG plc	206,593	606
Mediclinic International plc	125,420	603
Moneysupermarket.com Group plc	159,747	599
Greencore Group plc	246,778	597
JD Sports Fashion plc	113,569	592
Big Yellow Group plc	52,830	582
2 Sophos Group plc	103,846	582
Ascential plc	120,739	581
Saga plc	378,835	577
2 John Laing Group plc	144,280	574
Bovis Homes Group plc	46,255	572
Renishaw plc	10,638	572

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Grafton Group plc	61,147	565
	Diploma plc	33,683	565
*	Indivior plc	233,216	561
	Playtech plc	91,694	561
	Jupiter Fund Management plc	129,109	556
2	Countryside Properties plc	139,852	535
	Lancashire Holdings Ltd.	70,631	532
	Genus plc	18,846	532
*	Provident Financial plc	81,356	530
	Ashmore Group plc	117,860	530
	Assura plc	791,591	529
	Synthomer plc	92,013	522
	Cranswick plc	13,943	515
	Entertainment One Ltd.	97,523	510
	Workspace Group plc	41,522	509
	Domino's Pizza Group plc	139,808	506
*	Cairn Energy plc	198,661	499
*	Serco Group plc	399,905	491
	Rathbone Brothers plc	16,596	488
	Paragon Banking Group plc	88,196	479
	KAZ Minerals plc	72,293	477
	Centamin plc	374,696	476
	Elementis plc	174,367	456
	Redrow plc	66,999	452
	Essentra plc	92,683	452
*	Firstgroup plc	412,086	448
	Coats Group plc	430,209	442
	Grainger plc	127,474	440
	LondonMetric Property plc	188,148	433
	Senior plc	119,584	416
	Greggs plc	27,961	415
2	Ibstock plc	141,222	405
	Ultra Electronics Holdings plc	21,821	401
	Vesuvius plc	56,567	392
	Safestore Holdings plc	57,333	391
	Savills plc	42,139	390
	Rhi Magnesita NV	7,981	387
*,^	Sirius Minerals plc	1,308,781	385
	OneSavings Bank plc	80,438	383
	Hunting plc	43,378	372
*,2	Wizz Air Holdings plc	11,267	370
	Galliford Try plc	31,872	355
	esure Group plc	93,898	334
	Just Group plc	292,671	332
	Kier Group plc	29,518	330
	Hill & Smith Holdings plc	26,108	330
	J D Wetherspoon plc	20,870	329
	Marshalls plc	59,852	329
*	Premier Oil plc	237,527	326
	Marston's plc	256,497	325
	Crest Nicholson Holdings plc	74,364	323
	Morgan Advanced Materials plc	90,162	317
	TalkTalk Telecom Group plc	207,546	317
	Games Workshop Group plc	8,040	316
	SIG plc	220,272	315
	UK Commercial Property REIT Ltd.	280,203	314
	NewRiver REIT plc	96,297	311
	Primary Health Properties plc	220,486	308
	Brewin Dolphin Holdings plc	72,237	304
	Stagecoach Group plc	150,857	295
	Computacenter plc	20,756	291
	Polypipe Group plc	60,737	287
	Telecom Plus plc	18,074	282
	Softcat plc	33,596	277

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
2	McCarthy & Stone plc	157,594	272
*	EI Group plc	127,165	270
	Bank of Georgia Group plc	13,513	270
2	Equiniti Group plc	97,712	269
	AA plc	208,955	267
	Sanne Group plc	36,955	264
	Thomas Cook Group plc	453,002	261
	Go-Ahead Group plc	13,183	259
	NCC Group plc	101,450	254
	F&C Commercial Property Trust Ltd.	145,117	250
	Pets at Home Group plc	172,559	242
	Halfords Group plc	61,629	242
	St. Modwen Properties plc	48,958	234
	Dairy Crest Group plc	37,658	230
*	Sports Direct International plc	54,487	227
	Card Factory plc	95,290	224
	TBC Bank Group plc	10,275	222
	Stobart Group Ltd.	81,472	221
	Ferrexpo plc	82,626	220
	Chemring Group plc	93,517	218
	Keller Group plc	25,893	214
	Superdry plc	20,701	214
	Redefine International plc	502,206	211
*	IntegraFin Holdings plc	60,208	208
	Chesnara plc	46,835	206
	AG Barr plc	20,735	202
*	Georgia Capital plc	13,513	202
	De La Rue plc	32,227	198
	Northgate plc	38,520	186
	Picton Property Income Ltd.	166,929	185
	Mitie Group plc	98,196	182
*	Vectura Group plc	199,977	182
2	Hastings Group Holdings plc	76,710	181
	Ted Baker plc	7,651	179
	Dignity plc	13,885	177
	Schroder REIT Ltd.	234,122	175
	International Personal Finance plc	76,661	175
	Devro plc	83,283	175
	Dunelm Group plc	22,807	174
*	AO World plc	101,244	172
	KCOM Group plc	145,954	172
	Hansteen Holdings plc	138,562	170
	888 Holdings plc	70,142	166
2	Charter Court Financial Services Group plc	44,540	165
	Restaurant Group plc	52,919	163
	ITE Group plc	221,320	161
	Mitchells & Butlers plc	47,962	159
	Gocompare.Com Group plc	140,473	149
*	Bank of Cyprus Holdings plc	74,379	147
	Lookers plc	116,883	143
	RPS Group plc	70,942	142
2	Spire Healthcare Group plc	87,431	131
	Hochschild Mining plc	64,093	129
	Renewi plc	179,451	118
*	Premier Foods plc	239,782	117
*,^	Petra Diamonds Ltd.	224,917	113
	PZ Cussons plc	39,815	111
	Soco International plc	99,429	107
	Helical plc	25,204	100
*	Ophir Energy plc	175,526	92
2	Bakkavor Group plc	46,001	88
*	Acacia Mining plc	43,908	86
	N Brown Group plc	41,889	73
	Rank Group plc	34,276	70

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Daejan Holdings plc	813	61
*	Nostrum Oil & Gas plc	19,562	51
2	CMC Markets plc	28,615	43
*,2	Alfa Financial Software Holdings plc	25,977	42
*	Allied Minds plc	50,534	38
*,^,§	Afren plc	141,140	—
*,§	Carillion plc	88,745	—
			858,107
United States (54.6%)
Basic Materials (1.2%)
	DowDuPont Inc.	729,750	39,348
	LINDE PLC	90,660	15,002
	Ecolab Inc.	81,369	12,462
	Air Products & Chemicals Inc.	69,782	10,771
	LyondellBasell Industries NV Class A	100,834	9,001
	PPG Industries Inc.	77,444	8,139
	Nucor Corp.	101,817	6,019
	International Paper Co.	130,949	5,940
	Freeport-McMoRan Inc.	453,142	5,279
	Newmont Mining Corp.	169,001	5,226
	International Flavors & Fragrances Inc.	29,834	4,316
	Celanese Corp. Class A	44,237	4,288
	Eastman Chemical Co.	46,026	3,606
	CF Industries Holdings Inc.	70,595	3,391
	Mosaic Co.	109,150	3,377
	FMC Corp.	43,098	3,365
	Albemarle Corp.	33,559	3,330
	Steel Dynamics Inc.	70,300	2,784
	RPM International Inc.	40,300	2,465
	Avery Dennison Corp.	27,030	2,452
*	Alcoa Corp.	57,564	2,014
	Chemours Co.	56,664	1,870
	Reliance Steel & Aluminum Co.	21,700	1,713
*	Axalta Coating Systems Ltd.	65,503	1,617
	Royal Gold Inc.	19,900	1,525
	Huntsman Corp.	68,800	1,505
	United States Steel Corp.	54,495	1,446
	Ashland Global Holdings Inc.	18,915	1,399
	WR Grace & Co.	20,900	1,354
*	Ingevity Corp.	13,839	1,260
	Versum Materials Inc.	33,364	1,053
	Olin Corp.	51,610	1,043
*	Cleveland-Cliffs Inc.	92,000	990
	KapStone Paper and Packaging Corp.	27,600	966
	Southern Copper Corp.	24,901	955
	Cabot Corp.	18,800	915
	Peabody Energy Corp.	25,300	897
	NewMarket Corp.	2,300	888
	Scotts Miracle-Gro Co.	13,291	887
	Domtar Corp.	19,000	880
	Balchem Corp.	9,300	871
	Sensient Technologies Corp.	12,900	837
*	Univar Inc.	33,503	825
	PolyOne Corp.	24,400	788
	Westlake Chemical Corp.	10,900	777
*	Platform Specialty Products Corp.	69,587	753
	Commercial Metals Co.	37,500	715
	Trinseo SA	13,218	712
	HB Fuller Co.	15,900	707
	Quaker Chemical Corp.	3,800	684
*	GCP Applied Technologies Inc.	25,600	665
	Carpenter Technology Corp.	14,400	628
	Minerals Technologies Inc.	10,800	591
	Stepan Co.	6,971	576

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Arch Coal Inc. Class A	5,700	547
	Innospec Inc.	7,600	509
	Worthington Industries Inc.	11,400	477
	Kaiser Aluminum Corp.	5,000	477
	Compass Minerals International Inc.	9,400	456
*	Ferro Corp.	26,100	442
*	Constellium NV Class A	42,700	387
	Neenah Inc.	4,700	378
	Materion Corp.	6,232	354
	US Silica Holdings Inc.	25,078	351
	Hecla Mining Co.	142,712	342
*,^	AK Steel Holding Corp.	91,692	339
*	Coeur Mining Inc.	70,200	336
*	CONSOL Energy Inc.	8,034	320
	Tronox Ltd. Class A	27,400	314
	Schweitzer-Mauduit International Inc.	9,400	300
	PH Glatfelter Co.	15,200	272
*	Kraton Corp.	9,200	253
	Orion Engineered Carbons SA	9,500	245
*	AdvanSix Inc.	8,299	230
	Schnitzer Steel Industries Inc.	8,000	215
	Rayonier Advanced Materials Inc.	15,900	197
	Innophos Holdings Inc.	5,600	164
*	TimkenSteel Corp.	14,100	164
*	Koppers Holdings Inc.	6,000	160
	Tredegar Corp.	8,100	151
	Nexa Resources SA	11,400	127
	Ferroglobe plc	20,700	126
*	Century Aluminum Co.	14,500	115
*	Venator Materials plc	14,800	100
*,§	Ferroglobe R&W Trust	10,400	—
			194,715
Consumer Goods (4.4%)
	Procter & Gamble Co.	779,948	69,166
	Coca-Cola Co.	1,197,410	57,332
	PepsiCo Inc.	444,472	49,950
	Philip Morris International Inc.	489,959	43,151
	Altria Group Inc.	598,322	38,915
	NIKE Inc. Class B	393,297	29,513
	Mondelez International Inc. Class A	453,488	19,037
	Activision Blizzard Inc.	237,622	16,408
	Colgate-Palmolive Co.	268,787	16,006
	General Motors Co.	411,227	15,047
*,^	Tesla Inc.	42,573	14,361
	Ford Motor Co.	1,213,322	11,587
	Kimberly-Clark Corp.	109,855	11,458
	Kraft Heinz Co.	188,243	10,348
	Constellation Brands Inc. Class A	49,594	9,881
	Estee Lauder Cos. Inc. Class A	68,554	9,422
*	Electronic Arts Inc.	94,341	8,583
	VF Corp.	102,138	8,465
	Archer-Daniels-Midland Co.	177,910	8,406
	General Mills Inc.	187,466	8,211
*	Monster Beverage Corp.	126,716	6,697
	Aptiv plc	82,424	6,330
	Clorox Co.	41,838	6,211
	McCormick & Co. Inc.	40,310	5,805
	Tyson Foods Inc. Class A	93,108	5,579
	Conagra Brands Inc.	154,528	5,501
	Kellogg Co.	79,608	5,213
	Hershey Co.	46,122	4,942
	Church & Dwight Co. Inc.	81,344	4,829
	Genuine Parts Co.	47,651	4,666
*	Take-Two Interactive Software Inc.	36,192	4,664

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Brown-Forman Corp. Class B	97,790	4,532
*	Lululemon Athletica Inc.	31,339	4,410
	Tapestry Inc.	95,678	4,048
	DR Horton Inc.	111,863	4,023
	Lennar Corp. Class A	91,467	3,931
	Hormel Foods Corp.	85,309	3,723
	JM Smucker Co.	33,990	3,682
	Molson Coors Brewing Co. Class B	55,387	3,545
	Lamb Weston Holdings Inc.	44,985	3,516
	PVH Corp.	26,886	3,248
	Hasbro Inc.	34,739	3,186
	Lear Corp.	22,151	2,944
*	LKQ Corp.	99,948	2,726
	Bunge Ltd.	44,056	2,723
*	Mohawk Industries Inc.	21,378	2,666
	BorgWarner Inc.	64,923	2,559
	Coca-Cola European Partners plc	56,040	2,549
*	Michael Kors Holdings Ltd.	43,600	2,416
	Garmin Ltd.	35,336	2,338
	Autoliv Inc.	27,703	2,309
	Ralph Lauren Corp. Class A	17,159	2,224
	Ingredion Inc.	21,900	2,216
*	NVR Inc.	983	2,201
	Newell Brands Inc.	136,382	2,166
	Whirlpool Corp.	19,608	2,152
	Campbell Soup Co.	54,163	2,026
	Harley-Davidson Inc.	52,608	2,011
	Jefferies Financial Group Inc.	93,220	2,001
	PulteGroup Inc.	81,196	1,995
*	US Foods Holding Corp.	67,922	1,981
	Fortune Brands Home & Security Inc.	44,150	1,979
*	Skechers U.S.A. Inc. Class A	68,605	1,960
*	Wayfair Inc.	17,700	1,952
*	Middleby Corp.	17,200	1,932
	Hanesbrands Inc.	110,100	1,889
*	WABCO Holdings Inc.	16,900	1,816
	Gentex Corp.	85,578	1,801
*	Herbalife Nutrition Ltd.	33,662	1,793
	Pool Corp.	12,000	1,749
*	Post Holdings Inc.	19,772	1,748
	Polaris Industries Inc.	18,200	1,619
	Goodyear Tire & Rubber Co.	74,509	1,569
	Coty Inc. Class A	147,327	1,554
	Keurig Dr Pepper Inc.	57,784	1,502
	Toll Brothers Inc.	43,972	1,480
*,^	Mattel Inc.	108,661	1,476
	Leggett & Platt Inc.	40,412	1,467
	Carter's Inc.	14,300	1,373
	Brunswick Corp.	26,200	1,362
	Valvoline Inc.	61,577	1,227
*	Under Armour Inc.	61,805	1,226
*,^	Under Armour Inc. Class A	55,100	1,218
	Nu Skin Enterprises Inc. Class A	17,300	1,215
*	Deckers Outdoor Corp.	9,500	1,208
	Energizer Holdings Inc.	19,360	1,138
	Thor Industries Inc.	15,800	1,100
	Flowers Foods Inc.	54,082	1,044
*	Darling Ingredients Inc.	50,100	1,035
	Lancaster Colony Corp.	5,900	1,011
	Wolverine World Wide Inc.	28,600	1,006
*	Helen of Troy Ltd.	8,000	993
*	Nomad Foods Ltd.	50,900	972
*	Veoneer Inc.	28,418	954
	Adient plc	31,060	945

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Zynga Inc. Class A	237,951	866
	Spectrum Brands Holdings Inc.	13,157	855
	Steven Madden Ltd.	26,925	842
*	Welbilt Inc.	43,500	814
	Columbia Sportswear Co.	8,900	804
*	TreeHouse Foods Inc.	17,331	790
*	Boston Beer Co. Inc. Class A	2,500	768
	Medifast Inc.	3,600	762
*	Visteon Corp.	9,500	751
*	Tempur Sealy International Inc.	16,211	749
	J&J Snack Foods Corp.	4,700	734
*	Edgewell Personal Care Co.	15,260	732
*	iRobot Corp.	7,900	697
	Dana Inc.	44,500	693
*	Dorman Products Inc.	8,400	664
*	Hain Celestial Group Inc.	25,800	642
	WD-40 Co.	3,800	635
	Delphi Technologies plc	29,177	626
	Tupperware Brands Corp.	17,500	614
*	Taylor Morrison Home Corp. Class A	36,536	604
	Callaway Golf Co.	28,097	601
*	Fox Factory Holding Corp.	11,100	596
	Herman Miller Inc.	18,074	596
	Sanderson Farms Inc.	5,900	581
	Tenneco Inc. Class A	15,500	534
	KB Home	26,600	531
*	American Axle & Manufacturing Holdings Inc.	34,943	530
	B&G Foods Inc.	20,100	523
*	G-III Apparel Group Ltd.	13,100	522
*	Cavco Industries Inc.	2,600	522
	LCI Industries	7,500	520
*	Cooper-Standard Holdings Inc.	5,600	519
*	TRI Pointe Group Inc.	43,000	512
*	Gentherm Inc.	11,700	511
	Steelcase Inc. Class A	30,400	505
	HNI Corp.	13,300	504
	Universal Corp.	7,374	500
	Cal-Maine Foods Inc.	10,100	492
*	USANA Health Sciences Inc.	4,100	480
	Calavo Growers Inc.	4,900	475
	Oxford Industries Inc.	4,900	436
	Vector Group Ltd.	31,901	431
	Cooper Tire & Rubber Co.	13,500	417
	MDC Holdings Inc.	14,246	400
*	Sleep Number Corp.	10,900	396
*	Meritor Inc.	23,200	394
*	Crocs Inc.	19,100	392
*	Meritage Homes Corp.	10,500	391
*	Central Garden & Pet Co. Class A	12,500	371
	Knoll Inc.	18,400	365
	La-Z-Boy Inc.	12,900	359
*,^	Garrett Motion Inc.	23,197	352
*,^	National Beverage Corp.	3,800	351
	Fresh Del Monte Produce Inc.	10,395	343
	Interface Inc. Class A	20,700	337
	Andersons Inc.	9,050	326
*	Hostess Brands Inc. Class A	31,000	322
	Inter Parfums Inc.	5,400	319
	ACCO Brands Corp.	39,442	318
	Sturm Ruger & Co. Inc.	5,200	309
*	Pilgrim's Pride Corp.	16,000	283
	Nutrisystem Inc.	7,900	281
	Dean Foods Co.	33,650	269
	Acushnet Holdings Corp.	10,700	261

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* Avon Products Inc.	132,425	260
* American Woodmark Corp.	4,267	258
* Vista Outdoor Inc.	20,262	253
* Fitbit Inc. Class A	52,600	249
* Adecoagro SA	30,400	243
* LGI Homes Inc.	5,300	227
Winnebago Industries Inc.	8,200	226
Coca-Cola Bottling Co. Consolidated	1,300	224
Tootsie Roll Industries Inc.	7,097	224
* Modine Manufacturing Co.	17,100	222
National Presto Industries Inc.	1,600	199
* GoPro Inc. Class A	26,403	173
^ Camping World Holdings Inc. Class A	9,700	166
* American Outdoor Brands Corp.	11,800	161
Ethan Allen Interiors Inc.	6,700	128
Changyou.com Ltd. ADR	2,400	32
Lennar Corp. Class B	405	15
		686,923
Consumer Services (7.2%)
* Amazon.com Inc.	127,884	204,360
Home Depot Inc.	361,698	63,615
Comcast Corp. Class A	1,437,237	54,816
Walt Disney Co.	469,108	53,868
Walmart Inc.	447,940	44,919
McDonald's Corp.	244,152	43,191
* Netflix Inc.	131,138	39,575
Costco Wholesale Corp.	136,525	31,214
* Booking Holdings Inc.	14,960	28,044
Lowe's Cos. Inc.	257,371	24,507
Starbucks Corp.	412,603	24,042
CVS Health Corp.	320,450	23,197
TJX Cos. Inc.	197,852	21,740
Walgreens Boots Alliance Inc.	266,139	21,230
* Charter Communications Inc. Class A	54,978	17,613
Twenty-First Century Fox Inc. Class A	330,332	15,037
Target Corp.	169,869	14,206
Ross Stores Inc.	117,761	11,658
Sysco Corp.	152,702	10,892
Marriott International Inc. Class A	90,850	10,619
Dollar General Corp.	85,479	9,521
Yum! Brands Inc.	101,447	9,172
* eBay Inc.	293,186	8,511
* O'Reilly Automotive Inc.	24,920	7,993
McKesson Corp.	63,395	7,909
Kroger Co.	251,923	7,497
Carnival Corp.	127,272	7,132
Twenty-First Century Fox Inc.	152,963	6,911
Hilton Worldwide Holdings Inc.	88,438	6,294
* Dollar Tree Inc.	73,471	6,194
* AutoZone Inc.	8,412	6,170
CBS Corp. Class B	105,478	6,049
Las Vegas Sands Corp.	111,204	5,675
Royal Caribbean Cruises Ltd.	52,896	5,540
Best Buy Co. Inc.	77,394	5,430
Omnicom Group Inc.	71,311	5,300
* Ulta Beauty Inc.	18,275	5,017
Expedia Group Inc.	38,281	4,802
AmerisourceBergen Corp. Class A	50,442	4,439
Tiffany & Co.	39,265	4,370
* Liberty Global plc	172,848	4,328
MGM Resorts International	160,726	4,288
Yum China Holdings Inc.	115,736	4,176
Kohl's Corp.	53,936	4,085
MercadoLibre Inc.	12,451	4,040

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Darden Restaurants Inc.	37,802	4,028
*	CarMax Inc.	59,203	4,020
	Domino's Pizza Inc.	13,300	3,575
*	Burlington Stores Inc.	20,762	3,560
	Tractor Supply Co.	38,500	3,538
	Viacom Inc. Class B	110,214	3,525
*	Chipotle Mexican Grill Inc. Class A	7,550	3,476
	Advance Auto Parts Inc.	20,962	3,349
	Macy's Inc.	96,448	3,307
*	Discovery Communications Inc.	112,507	3,298
	Wynn Resorts Ltd.	31,966	3,216
	Vail Resorts Inc.	12,289	3,088
*	Copart Inc.	62,300	3,047
	Delta Air Lines Inc.	53,865	2,948
*	Qurate Retail Group Inc. QVC Group Class A	132,323	2,903
	Nielsen Holdings plc	110,822	2,879
*	Norwegian Cruise Line Holdings Ltd.	64,631	2,848
	Aramark	76,988	2,765
	Interpublic Group of Cos. Inc.	118,707	2,749
	FactSet Research Systems Inc.	11,900	2,663
*	GrubHub Inc.	27,810	2,579
*	Liberty Broadband Corp.	30,644	2,541
^	Sirius XM Holdings Inc.	405,640	2,442
	L Brands Inc.	74,307	2,409
	Nordstrom Inc.	36,335	2,390
	KAR Auction Services Inc.	41,404	2,358
*	Live Nation Entertainment Inc.	43,600	2,280
	Service Corp. International	53,900	2,235
	Southwest Airlines Co.	44,636	2,192
*	Liberty Media Corp-Liberty SiriusXM Class C	52,641	2,173
*	DISH Network Corp. Class A	69,560	2,138
*	Etsy Inc.	48,200	2,049
*	Bright Horizons Family Solutions Inc.	17,737	2,038
*	Liberty Media Corp-Liberty Formula One	61,379	2,030
	Sabre Corp.	80,422	1,982
*	United Continental Holdings Inc.	22,800	1,950
*	Five Below Inc.	17,000	1,935
	Dunkin' Brands Group Inc.	25,718	1,866
	Gap Inc.	67,909	1,854
*,^	Caesars Entertainment Corp.	214,417	1,842
	Altice USA Inc. Class A	112,500	1,835
*	Grand Canyon Education Inc.	14,200	1,771
*	ServiceMaster Global Holdings Inc.	41,198	1,767
	Foot Locker Inc.	37,133	1,750
	Rollins Inc.	29,450	1,743
*	TripAdvisor Inc.	33,168	1,729
	H&R Block Inc.	64,142	1,702
	News Corp. Class A	122,470	1,615
	Dun & Bradstreet Corp.	11,330	1,612
	Williams-Sonoma Inc.	26,700	1,585
*	Madison Square Garden Co. Class A	5,633	1,558
*	Liberty Global plc Class A	59,194	1,517
*	Ollie's Bargain Outlet Holdings Inc.	16,200	1,505
	Wyndham Hotels & Resorts Inc.	30,398	1,498
	Casey's General Stores Inc.	11,300	1,425
*,^	Discovery Communications Inc. Class A	42,941	1,391
*	Planet Fitness Inc. Class A	27,700	1,360
	Cinemark Holdings Inc.	32,600	1,355
	Dolby Laboratories Inc. Class A	19,300	1,328
	American Airlines Group Inc.	36,766	1,290
	Texas Roadhouse Inc. Class A	21,000	1,270
*	Trade Desk Inc. Class A	10,100	1,248
	Cable One Inc.	1,392	1,247
	Six Flags Entertainment Corp.	22,500	1,212

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Wyndham Destinations Inc.	32,098	1,152
	American Eagle Outfitters Inc.	49,243	1,136
*	Sprouts Farmers Market Inc.	41,694	1,121
*	Liberty Media Corp-Liberty SiriusXM Class A	26,933	1,111
*	Yelp Inc. Class A	25,677	1,100
*	Stamps.com Inc.	5,400	1,092
*	LiveRamp Holdings Inc.	23,700	1,083
	Signet Jewelers Ltd.	19,100	1,071
	Tribune Media Co. Class A	27,600	1,049
	Aaron's Inc.	22,100	1,042
	Nexstar Media Group Inc. Class A	13,786	1,032
	Marriott Vacations Worldwide Corp.	11,600	1,027
	New York Times Co. Class A	38,300	1,011
	Hyatt Hotels Corp. Class A	14,094	975
	World Wrestling Entertainment Inc. Class A	13,300	965
	Extended Stay America Inc.	58,959	960
	Wendy's Co.	54,528	940
	Cracker Barrel Old Country Store Inc.	5,800	920
*	Performance Food Group Co.	31,152	913
*	Adtalem Global Education Inc.	18,036	913
	Hillenbrand Inc.	19,000	910
*	Chegg Inc.	33,300	908
*	Urban Outfitters Inc.	23,017	908
	Churchill Downs Inc.	3,598	898
	Dick's Sporting Goods Inc.	23,500	831
*	Liberty Broadband Corp. Class A	9,951	824
*	Penn National Gaming Inc.	33,907	823
*	Hilton Grand Vacations Inc.	30,460	818
	Strategic Education Inc.	6,437	810
	Choice Hotels International Inc.	11,000	807
*	AMC Networks Inc. Class A	13,734	805
*	Liberty Expedia Holdings Inc. Class A	17,881	776
	Graham Holdings Co. Class B	1,336	776
*,^	Sally Beauty Holdings Inc.	43,100	768
*	Eldorado Resorts Inc.	20,632	753
	Children's Place Inc.	5,000	747
*	Roku Inc.	13,400	745
*	Murphy USA Inc.	9,130	736
*	Weight Watchers International Inc.	11,104	734
	AMERCO	2,246	733
	Cheesecake Factory Inc.	14,900	720
	Boyd Gaming Corp.	27,100	720
*,^	RH	6,200	717
	Dave & Buster's Entertainment Inc.	12,000	715
	John Wiley & Sons Inc. Class A	13,100	711
	TEGNA Inc.	61,377	708
*	frontdoor Inc.	20,599	701
	Morningstar Inc.	5,600	699
	Monro Inc.	9,300	692
*	AutoNation Inc.	17,066	691
*	Cargurus Inc.	15,400	684
	Jack in the Box Inc.	8,400	663
*	Avis Budget Group Inc.	23,200	652
	Sinclair Broadcast Group Inc. Class A	22,465	643
	Travelport Worldwide Ltd.	42,300	633
	Lithia Motors Inc. Class A	7,100	632
	Meredith Corp.	12,200	629
*	Pandora Media Inc.	73,500	625
	International Game Technology plc	33,128	615
	Core-Mark Holding Co. Inc.	15,700	603
*	Cars.com Inc.	22,892	598
	Bed Bath & Beyond Inc.	42,600	585
	Bloomin' Brands Inc.	28,935	577
	Alaska Air Group Inc.	9,300	571

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
DSW Inc. Class A	21,420	569
* National Vision Holdings Inc.	13,434	557
Brinker International Inc.	12,700	551
* Belmond Ltd. Class A	30,100	515
* Shutterfly Inc.	10,100	505
* Michaels Cos. Inc.	31,512	499
Penske Automotive Group Inc.	11,200	497
GameStop Corp. Class A	34,016	497
Caleres Inc.	14,400	493
Big Lots Inc.	11,800	490
* Liberty Latin America Ltd.	26,819	483
Red Rock Resorts Inc. Class A	20,700	479
* Sotheby's	11,300	475
* MSG Networks Inc.	18,400	470
Lions Gate Entertainment Corp. Class B	26,185	466
BJ's Restaurants Inc.	7,600	465
Sonic Corp.	10,700	463
* Groupon Inc. Class A	138,300	452
News Corp. Class B	33,640	449
Papa John's International Inc.	8,200	447
Dine Brands Global Inc.	5,500	446
* SeaWorld Entertainment Inc.	17,000	444
Office Depot Inc.	171,467	439
PriceSmart Inc.	6,200	435
Lions Gate Entertainment Corp. Class A	22,293	427
* Asbury Automotive Group Inc.	6,400	417
* Rite Aid Corp.	340,000	408
* Shake Shack Inc. Class A	7,600	402
* TrueCar Inc.	35,300	402
* Liberty Latin America Ltd. Class A	22,191	399
Abercrombie & Fitch Co.	20,080	396
Scholastic Corp.	8,900	386
* Scientific Games Corp.	17,181	382
* At Home Group Inc.	13,800	377
* JetBlue Airways Corp.	22,312	373
Guess? Inc.	17,200	365
Group 1 Automotive Inc.	6,100	352
Matthews International Corp. Class A	8,319	346
* United Natural Foods Inc.	15,833	344
* Floor & Decor Holdings Inc. Class A	13,078	335
Gannett Co. Inc.	34,388	334
Tailored Brands Inc.	15,500	326
^ Dillard's Inc. Class A	4,400	310
* Diplomat Pharmacy Inc.	15,336	304
* Liberty TripAdvisor Holdings Inc. Class A	21,067	304
Chico's FAS Inc.	38,400	295
* MakeMyTrip Ltd.	11,500	285
* Liberty Media Corp-Liberty Formula One Class A	8,871	281
* IMAX Corp.	14,500	281
International Speedway Corp. Class A	7,200	270
Viad Corp.	5,500	263
* Regis Corp.	15,400	259
New Media Investment Group Inc.	18,369	258
* Genesco Inc.	5,900	252
* Hertz Global Holdings Inc.	17,581	242
* Herc Holdings Inc.	7,460	239
EW Scripps Co. Class A	14,000	236
Buckle Inc.	10,800	220
* Spirit Airlines Inc.	4,100	213
SpartanNash Co.	11,600	207
* Houghton Mifflin Harcourt Co.	30,800	206
* Liberty Media Corp-Liberty Braves	7,918	205
National CineMedia Inc.	22,400	200
* Fiesta Restaurant Group Inc.	7,400	191

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Sonic Automotive Inc. Class A	10,200	185
*	Express Inc.	20,600	182
	Weis Markets Inc.	3,900	180
*	Rent-A-Center Inc.	11,100	158
	Copa Holdings SA Class A	2,000	145
*	Liberty Media Corp-Liberty Braves	5,408	140
*,^	JC Penney Co. Inc.	93,534	138
	Hawaiian Holdings Inc.	3,900	135
*	Red Robin Gourmet Burgers Inc.	4,300	130
	Allegiant Travel Co. Class A	1,000	114
	Speedway Motorsports Inc.	5,653	88
*	Lumber Liquidators Holdings Inc.	7,100	85
*	Xunlei Ltd. ADR	11,200	68
*	Biglari Holdings Inc. Class B	405	58
*	Lands' End Inc.	3,291	54
*	Biglari Holdings Inc.	40	30
			1,131,839
Financials (10.5%)
	JPMorgan Chase & Co.	1,056,178	115,145
*	Berkshire Hathaway Inc. Class B	445,107	91,372
	Bank of America Corp.	2,939,867	80,846
	Visa Inc. Class A	557,621	76,868
	Wells Fargo & Co.	1,365,221	72,671
	Mastercard Inc. Class A	287,540	56,838
	Citigroup Inc.	794,455	52,005
*	Berkshire Hathaway Inc. Class A	111	34,155
	US Bancorp	483,621	25,279
	Goldman Sachs Group Inc.	110,583	24,922
	American Tower Corp.	138,077	21,514
	American Express Co.	207,488	21,315
	CME Group Inc.	106,445	19,505
	Morgan Stanley	412,424	18,831
	PNC Financial Services Group Inc.	146,451	18,818
	Chubb Ltd.	144,597	18,062
	Simon Property Group Inc.	97,189	17,836
	Charles Schwab Corp.	377,336	17,448
	BlackRock Inc.	38,520	15,848
	S&P Global Inc.	78,973	14,398
	Crown Castle International Corp.	130,359	14,175
	Intercontinental Exchange Inc.	179,603	13,837
	Bank of New York Mellon Corp.	289,574	13,706
	Capital One Financial Corp.	150,709	13,458
	Marsh & McLennan Cos. Inc.	157,820	13,375
	Progressive Corp.	183,186	12,768
	Prologis Inc.	195,868	12,628
	Prudential Financial Inc.	132,148	12,393
	BB&T Corp.	246,879	12,137
	Aon plc	76,738	11,985
	American International Group Inc.	279,188	11,528
	MetLife Inc.	265,446	10,934
	Travelers Cos. Inc.	85,040	10,641
	Aflac Inc.	241,910	10,419
	Allstate Corp.	108,492	10,385
	Public Storage	46,869	9,630
	Equinix Inc.	25,051	9,488
	SunTrust Banks Inc.	145,371	9,109
	State Street Corp.	118,198	8,126
	Welltower Inc.	119,889	7,921
	AvalonBay Communities Inc.	45,125	7,914
	M&T Bank Corp.	46,704	7,725
	Moody's Corp.	52,422	7,626
	Equity Residential	116,696	7,581
	Discover Financial Services	104,910	7,309
	T. Rowe Price Group Inc.	74,948	7,269

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Synchrony Financial	238,689	6,893
Digital Realty Trust Inc.	65,725	6,787
* IHS Markit Ltd.	125,880	6,612
Ventas Inc.	113,332	6,578
Weyerhaeuser Co.	239,148	6,369
Northern Trust Corp.	67,503	6,350
Boston Properties Inc.	51,115	6,173
Regions Financial Corp.	353,135	5,993
KeyCorp	327,175	5,942
* SBA Communications Corp. Class A	35,968	5,833
Realty Income Corp.	96,339	5,806
Fifth Third Bancorp	214,725	5,795
Ameriprise Financial Inc.	45,200	5,751
Citizens Financial Group Inc.	153,736	5,742
Essex Property Trust Inc.	21,265	5,333
Huntington Bancshares Inc.	369,239	5,291
Hartford Financial Services Group Inc.	113,868	5,172
* Markel Corp.	4,394	4,804
Comerica Inc.	57,255	4,670
Host Hotels & Resorts Inc.	238,880	4,565
TD Ameritrade Holding Corp.	87,789	4,540
First Republic Bank	48,645	4,426
Alexandria Real Estate Equities Inc.	35,499	4,339
Principal Financial Group Inc.	91,199	4,293
Lincoln National Corp.	70,060	4,217
MSCI Inc. Class A	27,681	4,163
E*TRADE Financial Corp.	83,606	4,132
Cboe Global Markets Inc.	36,246	4,090
* CBRE Group Inc. Class A	101,348	4,083
Annaly Capital Management Inc.	407,491	4,022
* SVB Financial Group	16,782	3,981
Loews Corp.	85,155	3,965
Arthur J Gallagher & Co.	53,528	3,962
Equifax Inc.	38,959	3,952
Vornado Realty Trust	57,878	3,940
HCP Inc.	137,575	3,790
Cincinnati Financial Corp.	46,267	3,638
Extra Space Storage Inc.	38,500	3,467
* Arch Capital Group Ltd.	122,148	3,465
Mid-America Apartment Communities Inc.	34,782	3,399
Ally Financial Inc.	131,357	3,338
Raymond James Financial Inc.	42,535	3,262
UDR Inc.	81,487	3,193
Nasdaq Inc.	35,900	3,113
Regency Centers Corp.	47,983	3,040
Duke Realty Corp.	109,152	3,009
Franklin Resources Inc.	95,958	2,927
Zions Bancorp NA	59,896	2,818
Torchmark Corp.	33,225	2,813
Reinsurance Group of America Inc. Class A	19,700	2,805
Fidelity National Financial Inc.	83,264	2,785
Everest Re Group Ltd.	12,746	2,777
Federal Realty Investment Trust	22,350	2,773
Sun Communities Inc.	27,443	2,757
Invesco Ltd.	125,989	2,735
Alleghany Corp.	4,547	2,731
Iron Mountain Inc.	88,348	2,704
AGNC Investment Corp.	148,644	2,652
Equity LifeStyle Properties Inc.	26,800	2,538
Western Union Co.	140,300	2,531
VICI Properties Inc.	117,035	2,527
Camden Property Trust	27,907	2,519
MarketAxess Holdings Inc.	11,600	2,432
Unum Group	66,043	2,395

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
SL Green Realty Corp.	26,059	2,378
East West Bancorp Inc.	44,100	2,313
* Athene Holding Ltd. Class A	50,121	2,292
^ National Retail Properties Inc.	48,705	2,277
American Financial Group Inc.	22,700	2,271
WR Berkley Corp.	29,176	2,214
Macerich Co.	42,646	2,201
VEREIT Inc.	299,378	2,194
Voya Financial Inc.	49,881	2,183
WP Carey Inc.	32,443	2,142
* Black Knight Inc.	43,907	2,141
SEI Investments Co.	39,217	2,096
Gaming and Leisure Properties Inc.	61,662	2,077
Brown & Brown Inc.	72,556	2,045
Kilroy Realty Corp.	29,618	2,040
Kimco Realty Corp.	126,626	2,037
^ Omega Healthcare Investors Inc.	60,359	2,013
Old Republic International Corp.	89,367	1,971
Invitation Homes Inc.	89,854	1,966
Liberty Property Trust	46,598	1,951
Affiliated Managers Group Inc.	16,983	1,930
Lamar Advertising Co. Class A	26,027	1,908
Commerce Bancshares Inc.	29,991	1,907
Jones Lang LaSalle Inc.	14,100	1,865
Park Hotels & Resorts Inc.	63,324	1,841
Signature Bank	16,600	1,824
People's United Financial Inc.	116,313	1,821
New Residential Investment Corp.	101,427	1,814
Douglas Emmett Inc.	49,000	1,773
Starwood Property Trust Inc.	81,105	1,762
American Homes 4 Rent Class A	81,820	1,724
CyrusOne Inc.	32,335	1,721
Cullen/Frost Bankers Inc.	17,300	1,694
American Campus Communities Inc.	42,400	1,675
LPL Financial Holdings Inc.	27,100	1,669
Forest City Realty Trust Inc. Class A	66,282	1,668
CIT Group Inc.	35,133	1,665
Popular Inc.	31,898	1,659
Webster Financial Corp.	28,100	1,653
Medical Properties Trust Inc.	111,221	1,653
Apartment Investment & Management Co.	38,357	1,651
First Horizon National Corp.	102,258	1,650
STORE Capital Corp.	56,381	1,637
Healthcare Trust of America Inc. Class A	62,290	1,636
EPR Properties	23,300	1,602
CubeSmart	55,000	1,594
PacWest Bancorp	38,998	1,584
Eaton Vance Corp.	34,900	1,572
Assurant Inc.	16,038	1,559
Brixmor Property Group Inc.	94,657	1,533
* GCI Liberty Inc. Class A	32,383	1,533
* Brighthouse Financial Inc.	37,881	1,501
RenaissanceRe Holdings Ltd.	12,231	1,494
Primerica Inc.	13,600	1,492
Janus Henderson Group plc	60,341	1,483
* Credit Acceptance Corp.	3,483	1,478
First American Financial Corp.	33,000	1,463
* Western Alliance Bancorp	29,900	1,442
Hanover Insurance Group Inc.	12,900	1,437
Hudson Pacific Properties Inc.	47,415	1,437
Lazard Ltd. Class A	36,000	1,431
Axis Capital Holdings Ltd.	25,362	1,415
New York Community Bancorp Inc.	146,898	1,407
* Zillow Group Inc.	34,713	1,398

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* SLM Corp.	137,578	1,395
* MGIC Investment Corp.	112,900	1,379
Synovus Financial Corp.	36,385	1,367
* Howard Hughes Corp.	12,224	1,363
Life Storage Inc.	14,307	1,347
Highwoods Properties Inc.	31,300	1,335
Prosperity Bancshares Inc.	20,400	1,327
Assured Guaranty Ltd.	33,000	1,319
IBERIABANK Corp.	17,606	1,311
Umpqua Holdings Corp.	67,633	1,299
Wintrust Financial Corp.	17,000	1,294
Radian Group Inc.	67,100	1,288
Sabra Health Care REIT Inc.	58,767	1,272
Hospitality Properties Trust	49,568	1,270
Sterling Bancorp	70,312	1,264
Blackstone Mortgage Trust Inc. Class A	36,697	1,238
Associated Banc-Corp	52,563	1,218
JBG SMITH Properties	32,364	1,213
FNB Corp.	101,925	1,206
First Industrial Realty Trust Inc.	39,251	1,205
Kemper Corp.	15,939	1,198
Rayonier Inc.	39,400	1,190
* Essent Group Ltd.	30,100	1,187
First Financial Bankshares Inc.	20,100	1,186
Glacier Bancorp Inc.	27,800	1,179
Pinnacle Financial Partners Inc.	22,261	1,164
Senior Housing Properties Trust	72,303	1,162
Selective Insurance Group Inc.	17,900	1,161
Two Harbors Investment Corp.	78,609	1,155
FirstCash Inc.	14,196	1,141
Interactive Brokers Group Inc.	23,000	1,136
LaSalle Hotel Properties	34,300	1,132
Equity Commonwealth	37,400	1,114
Apple Hospitality REIT Inc.	68,600	1,109
Cousins Properties Inc.	132,222	1,099
MB Financial Inc.	24,700	1,096
* Green Dot Corp. Class A	14,426	1,093
Healthcare Realty Trust Inc.	39,100	1,089
Hancock Whitney Corp.	25,800	1,083
CoreSite Realty Corp.	11,510	1,080
First Citizens BancShares Inc. Class A	2,500	1,067
Spirit Realty Capital Inc.	136,199	1,065
TCF Financial Corp.	50,188	1,048
Chimera Investment Corp.	56,020	1,042
Evercore Inc. Class A	12,700	1,037
Bank of Hawaii Corp.	13,200	1,035
RLJ Lodging Trust	53,065	1,032
Chemical Financial Corp.	21,998	1,031
Ryman Hospitality Properties Inc.	13,237	1,027
BankUnited Inc.	31,001	1,026
EastGroup Properties Inc.	10,700	1,025
Bank OZK	37,437	1,024
Weingarten Realty Investors	36,300	1,021
Taubman Centers Inc.	18,513	1,018
United Bankshares Inc.	30,481	1,011
Navient Corp.	87,067	1,008
Physicians Realty Trust	60,384	1,001
* Texas Capital Bancshares Inc.	15,200	992
MFA Financial Inc.	142,389	987
RLI Corp.	13,300	983
Home BancShares Inc.	51,587	982
Uniti Group Inc.	51,278	981
Sunstone Hotel Investors Inc.	66,789	966
CNO Financial Group Inc.	50,800	960

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Valley National Bancorp	95,984	958
National Health Investors Inc.	12,700	933
Stifel Financial Corp.	20,300	928
Community Bank System Inc.	15,760	920
Cathay General Bancorp	24,300	915
Paramount Group Inc.	63,100	902
BGC Partners Inc. Class A	83,984	889
Colony Capital Inc.	151,386	889
GEO Group Inc.	39,698	878
BOK Financial Corp.	10,197	874
Fulton Financial Corp.	54,200	868
BancorpSouth Bank	30,000	861
Retail Properties of America Inc.	69,300	850
Old National Bancorp	47,446	847
Investors Bancorp Inc.	75,431	843
UMB Financial Corp.	13,200	843
Rexford Industrial Realty Inc.	26,500	839
STAG Industrial Inc.	31,708	839
White Mountains Insurance Group Ltd.	945	838
Corporate Office Properties Trust	32,410	837
Columbia Banking System Inc.	22,537	836
* Zillow Group Inc. Class A	20,563	830
Columbia Property Trust Inc.	36,900	828
American Equity Investment Life Holding Co.	26,484	827
PS Business Parks Inc.	6,300	823
CoreCivic Inc.	36,607	822
Realogy Holdings Corp.	41,590	793
Washington Federal Inc.	28,100	791
Brandywine Realty Trust	55,764	784
South State Corp.	11,495	778
Acadia Realty Trust	27,900	777
First Financial Bancorp	29,462	771
Outfront Media Inc.	43,115	764
Simmons First National Corp. Class A	28,452	762
Aspen Insurance Holdings Ltd.	18,000	754
Santander Consumer USA Holdings Inc.	40,200	754
Kennedy-Wilson Holdings Inc.	39,353	747
^ Pebblebrook Hotel Trust	21,960	740
First Midwest Bancorp Inc.	32,200	739
Legg Mason Inc.	26,007	734
Independent Bank Corp.	9,300	730
Xenia Hotels & Resorts Inc.	34,900	717
CVB Financial Corp.	32,700	715
CenterState Bank Corp.	29,000	713
ProAssurance Corp.	16,216	712
Federated Investors Inc. Class B	28,779	710
Urban Edge Properties	34,474	706
Union Bankshares Corp.	20,594	703
Apollo Commercial Real Estate Finance Inc.	37,500	702
Piedmont Office Realty Trust Inc. Class A	38,700	697
Washington REIT	24,600	686
* Genworth Financial Inc. Class A	159,274	682
Empire State Realty Trust Inc.	42,811	679
Terreno Realty Corp.	18,100	677
International Bancshares Corp.	17,400	673
Americold Realty Trust	27,198	673
Great Western Bancorp Inc.	18,300	671
First Hawaiian Inc.	26,884	666
PotlatchDeltic Corp.	18,263	662
Bank of NT Butterfield & Son Ltd.	16,400	661
DiamondRock Hospitality Co.	62,900	657
First Merchants Corp.	15,600	649
* First BanCorp	70,000	646
WesBanco Inc.	16,031	643

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	OneMain Holdings Inc.	22,352	637
	Argo Group International Holdings Ltd.	10,183	627
*	Enstar Group Ltd.	3,432	623
	Tanger Factory Outlet Centers Inc.	27,900	621
	United Community Banks Inc.	24,700	614
	Retail Opportunity Investments Corp.	34,600	609
	QTS Realty Trust Inc. Class A	15,800	605
*	SITE Centers Corp.	47,750	594
	Brookfield Property REIT Inc. Class A	30,669	592
	Hope Bancorp Inc.	40,854	592
	Towne Bank	20,800	585
	Trustmark Corp.	18,900	582
	Mack-Cali Realty Corp.	28,000	568
	Renasant Corp.	16,289	568
	LegacyTexas Financial Group Inc.	14,700	566
	Moelis & Co. Class A	13,924	562
	Ameris Bancorp	13,100	562
*	Axos Financial Inc.	18,100	550
*	Eagle Bancorp Inc.	11,100	546
*	LendingTree Inc.	2,700	545
*	FCB Financial Holdings Inc. Class A	13,900	544
	Chesapeake Lodging Trust	18,500	544
	Agree Realty Corp.	9,400	538
	National General Holdings Corp.	19,300	538
	Global Net Lease Inc.	26,400	535
	LTC Properties Inc.	12,200	522
	ServisFirst Bancshares Inc.	14,400	518
	Banner Corp.	8,800	509
	Capitol Federal Financial Inc.	40,800	506
	Mercury General Corp.	8,455	501
	Lexington Realty Trust	64,400	500
	AmTrust Financial Services Inc.	34,720	498
	Four Corners Property Trust Inc.	18,987	495
	Heartland Financial USA Inc.	9,100	484
	Hilltop Holdings Inc.	23,832	474
	Provident Financial Services Inc.	19,100	466
	Westamerica Bancorporation	8,000	466
	Invesco Mortgage Capital Inc.	30,800	464
	American Assets Trust Inc.	12,000	460
	Select Income REIT	24,087	456
*	Clearway Energy Inc.	23,196	455
	Navigators Group Inc.	6,500	449
	Northwest Bancshares Inc.	27,800	449
	Horace Mann Educators Corp.	11,200	440
	Summit Hotel Properties Inc.	37,496	432
	First Commonwealth Financial Corp.	31,800	429
*	PRA Group Inc.	13,900	429
	NBT Bancorp Inc.	11,743	429
	HFF Inc. Class A	11,500	423
	Redwood Trust Inc.	25,580	420
	Artisan Partners Asset Management Inc. Class A	15,100	414
	Berkshire Hills Bancorp Inc.	12,400	414
*	Pacific Premier Bancorp Inc.	14,100	412
	Waddell & Reed Financial Inc. Class A	21,400	408
	City Holding Co.	5,500	406
	Kearny Financial Corp.	30,993	401
	Employers Holdings Inc.	8,700	400
	Kite Realty Group Trust	24,700	391
	Independent Bank Group Inc.	6,700	388
	Safety Insurance Group Inc.	4,584	382
*,^	Redfin Corp.	24,500	379
	Alexander & Baldwin Inc.	19,360	378
	CNA Financial Corp.	8,700	377
	WSFS Financial Corp.	8,800	374

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
S&T Bancorp Inc.	9,300	373
Walker & Dunlop Inc.	8,700	365
Boston Private Financial Holdings Inc.	26,300	355
* LendingClub Corp.	106,200	343
Getty Realty Corp.	12,711	341
* Cannae Holdings Inc.	18,171	336
American National Insurance Co.	2,700	333
Ramco-Gershenson Properties Trust	24,700	328
WisdomTree Investments Inc.	41,800	325
United Fire Group Inc.	5,994	323
Sandy Spring Bancorp Inc.	9,067	322
Brookline Bancorp Inc.	20,647	320
Piper Jaffray Cos.	4,600	319
Washington Prime Group Inc.	49,471	317
InfraREIT Inc.	14,780	311
Nelnet Inc. Class A	5,500	310
Franklin Street Properties Corp.	43,300	301
PennyMac Mortgage Investment Trust	15,600	301
* MBIA Inc.	30,300	300
Beneficial Bancorp Inc.	18,649	292
* Third Point Reinsurance Ltd.	24,804	274
^ Government Properties Income Trust	30,620	270
BancFirst Corp.	4,600	264
* Flagstar Bancorp Inc.	8,446	260
Universal Health Realty Income Trust	4,017	258
FBL Financial Group Inc. Class A	3,500	241
Washington Trust Bancorp Inc.	4,700	241
ARMOUR Residential REIT Inc.	11,012	240
1st Source Corp.	5,130	239
RMR Group Inc. Class A	3,063	232
BrightSphere Investment Group plc	20,000	228
* St. Joe Co.	14,933	227
TFS Financial Corp.	15,200	224
Cohen & Steers Inc.	5,800	223
TrustCo Bank Corp. NY	29,706	223
Community Trust Bancorp Inc.	4,776	217
iStar Inc.	20,300	213
* Marcus & Millichap Inc.	6,100	212
Stock Yards Bancorp Inc.	6,637	210
State Auto Financial Corp.	6,500	207
Investment Technology Group Inc.	7,400	203
Investors Real Estate Trust	37,400	203
CorePoint Lodging Inc.	12,303	201
Pennsylvania REIT	22,214	199
Hersha Hospitality Trust Class A	11,275	198
Oritani Financial Corp.	13,496	197
Capstead Mortgage Corp.	28,700	197
Flushing Financial Corp.	8,445	192
Alexander's Inc.	600	189
Urstadt Biddle Properties Inc. Class A	9,457	188
NorthStar Realty Europe Corp.	13,915	187
Saul Centers Inc.	3,732	178
First Financial Corp.	3,848	176
CBL & Associates Properties Inc.	49,800	164
* Encore Capital Group Inc.	6,200	158
Virtus Investment Partners Inc.	1,528	152
Spirit MTA REIT	13,619	146
Dime Community Bancshares Inc.	8,800	142
Ashford Hospitality Trust Inc.	26,806	138
Republic Bancorp Inc. Class A	3,000	135
* Retail Value Inc.	4,775	134
New Senior Investment Group Inc.	20,051	115
Greenhill & Co. Inc.	5,100	112
Front Yard Residential Corp.	10,800	100

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* Clearway Energy Inc. Class A	5,100	99
Maiden Holdings Ltd.	21,100	74
* Forestar Group Inc.	932	17
Tompkins Financial Corp.	1	—
		1,635,422
Health Care (7.3%)
Johnson & Johnson	843,529	118,086
Pfizer Inc.	1,821,699	78,442
UnitedHealth Group Inc.	298,651	78,052
Merck & Co. Inc.	836,812	61,598
Amgen Inc.	204,509	39,427
Medtronic plc	425,322	38,202
AbbVie Inc.	477,373	37,163
Abbott Laboratories	536,757	37,004
Eli Lilly & Co.	301,040	32,645
Thermo Fisher Scientific Inc.	125,337	29,285
Gilead Sciences Inc.	407,190	27,762
Bristol-Myers Squibb Co.	515,426	26,050
Anthem Inc.	82,149	22,638
Aetna Inc.	100,565	19,952
* Biogen Inc.	63,697	19,381
Becton Dickinson and Co.	83,748	19,304
* Intuitive Surgical Inc.	35,338	18,417
Stryker Corp.	107,128	17,378
* Express Scripts Holding Co.	176,556	17,121
Allergan plc	106,711	16,861
* Celgene Corp.	222,167	15,907
Cigna Corp.	73,934	15,808
* Boston Scientific Corp.	433,123	15,653
* Illumina Inc.	46,239	14,387
Zoetis Inc.	154,717	13,948
Humana Inc.	43,469	13,928
* Vertex Pharmaceuticals Inc.	81,837	13,868
HCA Healthcare Inc.	87,408	11,672
Baxter International Inc.	158,333	9,897
* Edwards Lifesciences Corp.	66,503	9,816
* Regeneron Pharmaceuticals Inc.	25,470	8,640
* Centene Corp.	64,404	8,393
* Alexion Pharmaceuticals Inc.	67,915	7,611
Zimmer Biomet Holdings Inc.	64,456	7,322
* IQVIA Holdings Inc.	52,155	6,411
* IDEXX Laboratories Inc.	27,453	5,823
* Align Technology Inc.	24,918	5,512
* BioMarin Pharmaceutical Inc.	57,910	5,338
* Laboratory Corp. of America Holdings	33,244	5,337
* Mylan NV	165,057	5,158
Cardinal Health Inc.	98,673	4,993
ResMed Inc.	44,266	4,689
* ABIOMED Inc.	13,525	4,615
Quest Diagnostics Inc.	45,387	4,271
* WellCare Health Plans Inc.	15,084	4,163
* Henry Schein Inc.	45,850	3,806
Cooper Cos. Inc.	14,321	3,699
* Incyte Corp.	56,448	3,659
Teleflex Inc.	14,952	3,600
* DexCom Inc.	26,600	3,532
* Varian Medical Systems Inc.	28,690	3,425
* Hologic Inc.	84,369	3,290
Universal Health Services Inc. Class B	25,966	3,156
* Neurocrine Biosciences Inc.	27,700	2,968
* Jazz Pharmaceuticals plc	18,000	2,859
Perrigo Co. plc	39,706	2,791
STERIS plc	25,506	2,788
* DaVita Inc.	40,316	2,715

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Exact Sciences Corp.	37,500	2,664
*	Sarepta Therapeutics Inc.	19,491	2,607
*	Molina Healthcare Inc.	19,400	2,459
	West Pharmaceutical Services Inc.	22,500	2,383
	Dentsply Sirona Inc.	68,020	2,356
*	Alnylam Pharmaceuticals Inc.	27,596	2,220
	Encompass Health Corp.	30,020	2,020
*	Alkermes plc	49,200	2,009
*	Nektar Therapeutics Class A	51,841	2,005
*	Bluebird Bio Inc.	17,232	1,977
*	Ionis Pharmaceuticals Inc.	38,900	1,928
	Bio-Techne Corp.	11,300	1,895
*	Sage Therapeutics Inc.	14,347	1,846
*	Seattle Genetics Inc.	32,758	1,839
*	Catalent Inc.	44,062	1,777
*	Haemonetics Corp.	16,900	1,766
*	Charles River Laboratories International Inc.	14,400	1,754
*	Bio-Rad Laboratories Inc. Class A	6,400	1,746
*	PRA Health Sciences Inc.	17,981	1,742
	Hill-Rom Holdings Inc.	20,100	1,690
*	Masimo Corp.	13,800	1,595
*	Insulet Corp.	17,900	1,579
*,^	Teladoc Health Inc.	21,319	1,478
*	HealthEquity Inc.	16,100	1,478
*	United Therapeutics Corp.	13,300	1,474
	Chemed Corp.	4,800	1,461
*	Loxo Oncology Inc.	8,300	1,267
*	Penumbra Inc.	9,200	1,251
*	ICU Medical Inc.	4,900	1,248
*	Exelixis Inc.	89,600	1,243
*	Integra LifeSciences Holdings Corp.	22,814	1,222
*	Globus Medical Inc.	22,300	1,179
*	MEDNAX Inc.	28,400	1,173
*	Acadia Healthcare Co. Inc.	27,269	1,132
*	Endo International plc	65,689	1,113
*	LivaNova plc	9,907	1,109
*	Ligand Pharmaceuticals Inc.	6,600	1,088
*	Inogen Inc.	5,700	1,081
*	Array BioPharma Inc.	66,500	1,077
*	Agios Pharmaceuticals Inc.	16,208	1,022
*	FibroGen Inc.	23,447	1,005
*,^	Immunomedics Inc.	44,100	994
	Bruker Corp.	30,800	965
*	Wright Medical Group NV	35,415	956
*	Myriad Genetics Inc.	21,100	950
*	Merit Medical Systems Inc.	16,500	942
*	Neogen Corp.	14,933	907
*	Amedisys Inc.	8,200	902
*	Syneos Health Inc.	19,673	898
*	LHC Group Inc.	9,725	889
*	Horizon Pharma plc	48,424	882
	Cantel Medical Corp.	11,100	879
*	Avanos Medical Inc.	15,505	878
	Healthcare Services Group Inc.	21,600	877
*	NuVasive Inc.	15,500	871
*	Emergent BioSolutions Inc.	14,000	857
*	Omnicell Inc.	12,000	848
*	Blueprint Medicines Corp.	13,351	811
*	Supernus Pharmaceuticals Inc.	17,000	809
*	HMS Holdings Corp.	27,700	798
*	LifePoint Health Inc.	12,000	778
*	Novocure Ltd.	22,500	746
*	Repligen Corp.	12,629	685
*	Quidel Corp.	10,300	663

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Intercept Pharmaceuticals Inc.	6,900	662
	Patterson Cos. Inc.	29,213	660
*	Ultragenyx Pharmaceutical Inc.	13,600	659
*	REGENXBIO Inc.	9,800	653
*	Tenet Healthcare Corp.	25,050	645
*	Prestige Consumer Healthcare Inc.	17,800	644
*	Mallinckrodt plc	25,422	637
*	Amicus Therapeutics Inc.	56,548	632
*	Aerie Pharmaceuticals Inc.	11,600	617
*	Pacira Pharmaceuticals Inc.	12,600	616
*	NxStage Medical Inc.	21,300	604
*	ACADIA Pharmaceuticals Inc.	30,600	596
*	Heron Therapeutics Inc.	21,300	591
*	Acceleron Pharma Inc.	11,600	589
*	Select Medical Holdings Corp.	35,300	585
	CONMED Corp.	8,600	580
*	Halozyme Therapeutics Inc.	36,400	565
	Ensign Group Inc.	15,200	563
*	China Biologic Products Holdings Inc.	8,400	558
*	MyoKardia Inc.	10,500	556
*	Global Blood Therapeutics Inc.	15,700	551
*	Cambrex Corp.	10,300	549
*	Arena Pharmaceuticals Inc.	15,300	546
*	Medicines Co.	23,400	544
*	Ironwood Pharmaceuticals Inc. Class A	40,500	531
*	Brookdale Senior Living Inc.	55,373	494
*	iRhythm Technologies Inc.	6,326	489
*	Magellan Health Inc.	7,300	475
*	Xencor Inc.	14,300	468
*	Genomic Health Inc.	6,300	452
*	Amneal Pharmaceuticals Inc.	24,300	448
*	Atara Biotherapeutics Inc.	13,000	444
*	Spark Therapeutics Inc.	9,811	441
*	WageWorks Inc.	10,900	434
	Luminex Corp.	15,000	432
*	Tivity Health Inc.	12,500	430
*	Nevro Corp.	8,800	429
*	AnaptysBio Inc.	5,400	403
*	Portola Pharmaceuticals Inc.	20,436	402
*	Orthofix Medical Inc.	6,600	401
*	Enanta Pharmaceuticals Inc.	5,200	401
*	Madrigal Pharmaceuticals Inc.	2,100	401
*	Spectrum Pharmaceuticals Inc.	33,600	400
*,^	Esperion Therapeutics Inc.	8,700	395
*	AxoGen Inc.	10,500	392
*	Taro Pharmaceutical Industries Ltd.	3,800	378
*	Editas Medicine Inc.	14,100	357
*	OPKO Health Inc.	100,900	341
*,^	TESARO Inc.	11,755	339
*	Corcept Therapeutics Inc.	27,800	327
*	Insmed Inc.	22,099	323
*	Varex Imaging Corp.	11,704	304
*	Puma Biotechnology Inc.	8,200	304
*	Momenta Pharmaceuticals Inc.	23,112	289
*	Aimmune Therapeutics Inc.	10,800	287
*	Natus Medical Inc.	9,500	284
*	Theravance Biopharma Inc.	11,657	283
*	Innoviva Inc.	19,900	278
*	TherapeuticsMD Inc.	56,500	276
*	Acorda Therapeutics Inc.	12,800	245
*	Alder Biopharmaceuticals Inc.	19,188	244
*	Intra-Cellular Therapies Inc.	13,700	233
*	CorVel Corp.	3,953	229
*,^	Intrexon Corp.	19,800	229

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Radius Health Inc.	13,200	209
	Meridian Bioscience Inc.	12,800	207
*	Akorn Inc.	30,700	205
*	Clovis Oncology Inc.	16,812	196
*	Five Prime Therapeutics Inc.	13,600	165
*	Eagle Pharmaceuticals Inc.	3,300	162
*,^	MiMedx Group Inc.	27,900	162
	Owens & Minor Inc.	16,000	126
*,^	Lexicon Pharmaceuticals Inc.	13,949	109
*	Aduro Biotech Inc.	12,200	52
*	Lannett Co. Inc.	9,800	36
			1,137,702
Industrials (7.0%)
	Boeing Co.	170,160	60,383
	Union Pacific Corp.	232,760	34,034
	3M Co.	177,565	33,784
	Honeywell International Inc.	232,133	33,617
	Accenture plc Class A	202,055	31,848
*	PayPal Holdings Inc.	373,589	31,452
	United Technologies Corp.	234,852	29,171
	General Electric Co.	2,707,545	27,346
	United Parcel Service Inc. Class B	216,412	23,057
	Lockheed Martin Corp.	78,071	22,941
	Caterpillar Inc.	182,481	22,139
	Automatic Data Processing Inc.	139,095	20,041
	Danaher Corp.	192,303	19,115
	CSX Corp.	257,845	17,755
	FedEx Corp.	77,512	17,079
	Raytheon Co.	90,454	15,833
	Norfolk Southern Corp.	89,558	15,031
	General Dynamics Corp.	82,004	14,152
	Deere & Co.	102,168	13,838
	Illinois Tool Works Inc.	106,592	13,598
	Emerson Electric Co.	198,285	13,460
	Northrop Grumman Corp.	50,871	13,326
	Waste Management Inc.	136,733	12,234
	Fidelity National Information Services Inc.	104,616	10,891
	Sherwin-Williams Co.	26,672	10,495
*	Fiserv Inc.	127,760	10,131
	Eaton Corp. plc	138,122	9,899
	Johnson Controls International plc	294,198	9,406
	Roper Technologies Inc.	32,241	9,121
	Amphenol Corp. Class A	96,644	8,650
	TE Connectivity Ltd.	110,324	8,321
	Ingersoll-Rand plc	78,884	7,568
	Fortive Corp.	92,391	6,860
	Paychex Inc.	102,752	6,729
	Cummins Inc.	49,045	6,704
	Rockwell Automation Inc.	40,469	6,666
*	Square Inc.	90,651	6,658
	Agilent Technologies Inc.	102,732	6,656
	Rockwell Collins Inc.	51,523	6,596
	Parker-Hannifin Corp.	43,078	6,532
	PACCAR Inc.	110,397	6,316
*	Verisk Analytics Inc. Class A	52,675	6,313
	Willis Towers Watson plc	42,006	6,014
	Global Payments Inc.	51,676	5,903
	Stanley Black & Decker Inc.	49,693	5,790
*	FleetCor Technologies Inc.	28,276	5,656
*	Worldpay Inc. Class A	58,989	5,418
	Total System Services Inc.	59,000	5,378
	Republic Services Inc. Class A	72,210	5,248
*	TransDigm Group Inc.	15,715	5,190
	AMETEK Inc.	76,763	5,149

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
L3 Technologies Inc.	27,147	5,144
Cintas Corp.	27,927	5,079
Ball Corp.	109,189	4,892
Fastenal Co.	93,971	4,831
* Waters Corp.	24,687	4,683
Broadridge Financial Solutions Inc.	39,223	4,587
* Mettler-Toledo International Inc.	8,047	4,400
Textron Inc.	80,791	4,333
Vulcan Materials Co.	41,704	4,218
* CoStar Group Inc.	11,633	4,204
* Shopify Inc.	29,742	4,109
Xylem Inc.	61,580	4,038
WW Grainger Inc.	14,201	4,033
CH Robinson Worldwide Inc.	44,711	3,981
TransUnion	58,269	3,831
Expeditors International of Washington Inc.	56,051	3,766
Dover Corp.	43,501	3,604
WestRock Co.	82,370	3,539
* XPO Logistics Inc.	39,541	3,534
Martin Marietta Materials Inc.	20,451	3,503
Jack Henry & Associates Inc.	23,320	3,494
* Keysight Technologies Inc.	56,719	3,238
* United Rentals Inc.	26,952	3,236
Jacobs Engineering Group Inc.	41,671	3,129
* First Data Corp. Class A	165,232	3,096
Alliance Data Systems Corp.	14,961	3,085
Kansas City Southern	29,985	3,057
JB Hunt Transport Services Inc.	27,481	3,040
Masco Corp.	97,651	2,930
IDEX Corp.	22,990	2,916
* Trimble Inc.	77,500	2,897
PerkinElmer Inc.	33,475	2,895
Huntington Ingalls Industries Inc.	13,229	2,890
* Zebra Technologies Corp.	16,800	2,794
Spirit AeroSystems Holdings Inc. Class A	32,958	2,769
Arconic Inc.	134,494	2,734
Old Dominion Freight Line Inc.	20,750	2,706
Packaging Corp. of America	29,303	2,690
Snap-on Inc.	17,400	2,679
Allegion plc	29,191	2,503
* Teledyne Technologies Inc.	11,160	2,469
* Sensata Technologies Holding plc	51,885	2,433
National Instruments Corp.	48,100	2,355
Lennox International Inc.	11,100	2,341
* WEX Inc.	13,004	2,288
Robert Half International Inc.	36,980	2,238
Nordson Corp.	18,000	2,208
Cognex Corp.	51,400	2,202
Wabtec Corp.	26,300	2,157
* HD Supply Holdings Inc.	57,300	2,153
Booz Allen Hamilton Holding Corp. Class A	43,074	2,134
Graco Inc.	51,200	2,080
Donaldson Co. Inc.	39,900	2,046
Pentair plc	50,744	2,037
AO Smith Corp.	44,100	2,008
* AerCap Holdings NV	39,216	1,964
FLIR Systems Inc.	42,400	1,964
Xerox Corp.	69,911	1,948
AptarGroup Inc.	18,800	1,917
Fluor Corp.	43,205	1,895
* Arrow Electronics Inc.	27,382	1,854
BWX Technologies Inc.	31,450	1,839
Flowserve Corp.	39,966	1,834
Toro Co.	32,313	1,820

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Carlisle Cos. Inc.	18,700	1,806
*	AECOM	61,100	1,780
*	Berry Global Group Inc.	40,282	1,757
*	Fair Isaac Corp.	9,100	1,754
	Hubbell Inc. Class B	16,755	1,704
*	Euronet Worldwide Inc.	15,300	1,701
	Sonoco Products Co.	31,000	1,692
*	Crown Holdings Inc.	39,741	1,681
	Sealed Air Corp.	50,735	1,642
	Lincoln Electric Holdings Inc.	19,900	1,610
	Owens Corning	34,000	1,607
	Universal Display Corp.	13,000	1,599
	Hexcel Corp.	27,300	1,598
	Allison Transmission Holdings Inc.	35,623	1,570
*	IPG Photonics Corp.	11,700	1,563
	Acuity Brands Inc.	12,400	1,558
	ManpowerGroup Inc.	20,254	1,545
	MDU Resources Group Inc.	59,376	1,482
	Watsco Inc.	10,000	1,482
	Curtiss-Wright Corp.	13,500	1,478
	Avnet Inc.	36,843	1,476
*	Genesee & Wyoming Inc. Class A	18,600	1,474
*	Quanta Services Inc.	45,400	1,416
	ITT Inc.	27,167	1,372
	HEICO Corp. Class A	20,397	1,360
	Littelfuse Inc.	7,500	1,359
*	Kirby Corp.	18,600	1,338
	Crane Co.	15,300	1,332
*,^	Pagseguro Digital Ltd. Class A	49,086	1,325
	Trinity Industries Inc.	46,200	1,319
	Insperity Inc.	12,000	1,318
	Jabil Inc.	52,819	1,306
*	Flex Ltd.	163,525	1,285
	Oshkosh Corp.	22,868	1,284
	Woodward Inc.	17,400	1,281
	MAXIMUS Inc.	19,700	1,280
	Knight-Swift Transportation Holdings Inc.	39,784	1,273
	Bemis Co. Inc.	27,760	1,271
*	Stericycle Inc.	25,331	1,266
	Genpact Ltd.	46,018	1,261
	Landstar System Inc.	12,600	1,261
	nVent Electric plc	50,744	1,239
	EMCOR Group Inc.	17,300	1,228
	HEICO Corp.	13,988	1,173
	AGCO Corp.	20,700	1,160
	MSC Industrial Direct Co. Inc. Class A	14,200	1,151
	Tetra Tech Inc.	17,400	1,149
	Air Lease Corp. Class A	29,600	1,128
*	Trex Co. Inc.	18,200	1,116
	USG Corp.	26,418	1,115
*	Conduent Inc.	58,306	1,114
*	Clean Harbors Inc.	16,000	1,089
*	Axon Enterprise Inc.	17,600	1,086
*	Gardner Denver Holdings Inc.	39,948	1,081
	Eagle Materials Inc.	14,400	1,063
*	Allegheny Technologies Inc.	40,988	1,061
*	RBC Bearings Inc.	7,100	1,049
	Graphic Packaging Holding Co.	94,980	1,046
	MSA Safety Inc.	10,000	1,044
*	ASGN Inc.	15,400	1,033
	EnerSys	12,800	1,018
	John Bean Technologies Corp.	9,700	1,009
*	Proto Labs Inc.	8,400	1,003
	Brink's Co.	15,000	995

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* CoreLogic Inc.	24,245	985
Macquarie Infrastructure Corp.	26,500	979
Louisiana-Pacific Corp.	44,600	971
Regal Beloit Corp.	13,300	954
* Coherent Inc.	7,600	936
* Generac Holdings Inc.	18,200	923
Ryder System Inc.	16,187	895
Kennametal Inc.	25,200	893
GATX Corp.	11,800	884
* Esterline Technologies Corp.	7,500	880
* MasTec Inc.	19,900	866
KBR Inc.	43,700	864
* Armstrong World Industries Inc.	13,979	863
Barnes Group Inc.	15,200	860
* Rexnord Corp.	31,889	855
* SiteOne Landscape Supply Inc.	12,500	850
* Cimpress NV	6,800	850
* FTI Consulting Inc.	12,200	843
Timken Co.	21,300	842
Valmont Industries Inc.	6,700	833
* Owens-Illinois Inc.	52,550	823
* Aerojet Rocketdyne Holdings Inc.	23,300	823
* Orbotech Ltd.	14,600	817
* Resideo Technologies Inc.	38,688	814
Korn/Ferry International	17,700	799
Applied Industrial Technologies Inc.	12,000	789
* Rogers Corp.	6,200	763
Vishay Intertechnology Inc.	40,700	745
* Colfax Corp.	26,340	738
Exponent Inc.	14,600	737
Moog Inc. Class A	10,100	723
* Integer Holdings Corp.	9,678	721
* AMN Healthcare Services Inc.	14,000	709
* Imperva Inc.	12,800	708
Simpson Manufacturing Co. Inc.	12,400	708
* WESCO International Inc.	13,974	701
Albany International Corp.	9,900	693
Franklin Electric Co. Inc.	16,300	691
* II-VI Inc.	18,500	689
UniFirst Corp.	4,600	687
Terex Corp.	20,502	685
Deluxe Corp.	14,400	680
Belden Inc.	12,500	676
* ExlService Holdings Inc.	10,400	667
* Mercury Systems Inc.	14,200	665
* Harsco Corp.	23,800	654
Comfort Systems USA Inc.	12,100	647
* TriNet Group Inc.	13,700	644
ABM Industries Inc.	20,800	640
* Dycom Industries Inc.	9,300	631
Granite Construction Inc.	13,600	622
World Fuel Services Corp.	19,200	614
* Itron Inc.	11,700	610
Watts Water Technologies Inc. Class A	8,600	602
* Paylocity Holding Corp.	9,000	592
* Anixter International Inc.	9,000	591
Brady Corp. Class A	14,480	583
* Novanta Inc.	9,800	570
Otter Tail Corp.	12,611	568
* Sanmina Corp.	21,800	552
* Aerovironment Inc.	6,100	549
* Beacon Roofing Supply Inc.	19,644	548
* TopBuild Corp.	11,998	547
Silgan Holdings Inc.	22,768	547

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	US Ecology Inc.	7,800	545
*	Plexus Corp.	9,200	537
	Triton International Ltd.	16,500	531
*	Advanced Disposal Services Inc.	19,559	530
	Mobile Mini Inc.	12,800	526
	Covanta Holding Corp.	35,600	523
*	Navistar International Corp.	15,500	519
	Universal Forest Products Inc.	17,900	506
*	TriMas Corp.	16,700	492
*	Saia Inc.	7,800	490
	Forward Air Corp.	8,100	486
	AAR Corp.	10,200	485
*	Fabrinet	11,200	485
	Werner Enterprises Inc.	15,000	483
	Raven Industries Inc.	11,100	483
	Mueller Water Products Inc. Class A	46,800	480
	AAON Inc.	13,793	476
	Cubic Corp.	7,200	472
*	Masonite International Corp.	8,500	471
	Greenbrier Cos. Inc.	9,900	470
	ESCO Technologies Inc.	7,500	459
	Actuant Corp. Class A	19,200	458
*	Summit Materials Inc. Class A	33,697	455
*	Hub Group Inc. Class A	9,900	454
	EVERTEC Inc.	17,100	446
*	SPX FLOW Inc.	12,999	445
	Kaman Corp.	7,000	445
*	Knowles Corp.	26,973	436
	ManTech International Corp. Class A	7,600	435
	Boise Cascade Co.	14,100	434
*	MINDBODY Inc. Class A	13,500	430
*	Evolent Health Inc. Class A	19,200	426
*	Builders FirstSource Inc.	34,100	422
*	Gibraltar Industries Inc.	11,800	421
	Federal Signal Corp.	18,700	411
	Sun Hydraulics Corp.	8,400	390
*	Cardtronics plc Class A	14,300	388
	Advanced Drainage Systems Inc.	13,900	386
	McGrath RentCorp	7,200	384
	Mueller Industries Inc.	15,600	380
*	CBIZ Inc.	17,000	377
*	OSI Systems Inc.	5,400	373
*	Huron Consulting Group Inc.	6,800	371
	Tennant Co.	6,000	367
	Badger Meter Inc.	7,400	363
	EnPro Industries Inc.	5,800	361
*	TTM Technologies Inc.	29,954	350
*	Sykes Enterprises Inc.	11,200	344
	Primoris Services Corp.	16,200	343
	Hollysys Automation Technologies Ltd.	17,800	342
*	SPX Corp.	11,599	340
*	JELD-WEN Holding Inc.	20,757	338
*	BMC Stock Holdings Inc.	20,100	336
	Rush Enterprises Inc. Class A	9,500	336
	Ship Finance International Ltd.	26,513	331
	Greif Inc. Class A	7,000	331
*,^	Ambarella Inc.	9,500	330
	CTS Corp.	12,100	323
*	Patrick Industries Inc.	7,400	322
	Schneider National Inc. Class B	14,700	321
	Lindsay Corp.	3,300	316
	Methode Electronics Inc.	10,500	311
	Apogee Enterprises Inc.	8,600	310
	Encore Wire Corp.	6,900	305

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	AZZ Inc.	6,800	302
	Navigant Consulting Inc.	13,900	300
*	TrueBlue Inc.	12,600	294
	Heartland Express Inc.	15,000	292
	Benchmark Electronics Inc.	13,300	290
	AVX Corp.	17,300	289
	Standex International Corp.	3,500	284
^	ADT Inc.	36,200	280
	Aircastle Ltd.	14,200	276
	GasLog Ltd.	12,700	260
^	Seaspan Corp. Class A	29,000	259
*	FARO Technologies Inc.	5,000	253
*	SEACOR Holdings Inc.	5,100	245
*,^	MACOM Technology Solutions Holdings Inc.	17,013	239
	Triumph Group Inc.	13,000	237
	Astec Industries Inc.	6,200	233
	Hyster-Yale Materials Handling Inc.	3,800	230
	MTS Systems Corp.	4,700	223
	H&E Equipment Services Inc.	9,000	217
	Quanex Building Products Corp.	14,400	213
	CIRCOR International Inc.	6,300	205
	Briggs & Stratton Corp.	13,800	201
*	Aegion Corp. Class A	9,900	192
*	Tutor Perini Corp.	12,200	189
*	Installed Building Products Inc.	5,700	174
	Kelly Services Inc. Class A	6,900	162
	Manitowoc Co. Inc.	8,850	162
*	Frontline Ltd.	21,440	153
	Myers Industries Inc.	9,600	152
*	Veeco Instruments Inc.	15,217	145
*	Donnelley Financial Solutions Inc.	8,870	138
*	Wesco Aircraft Holdings Inc.	12,800	130
	Matson Inc.	3,700	130
	Scorpio Tankers Inc.	70,700	127
	Teekay Corp.	17,800	118
*	Engility Holdings Inc.	3,673	114
	Griffon Corp.	7,300	88
^	Caesarstone Ltd.	5,400	85
	TTEC Holdings Inc.	3,400	85
*	Atlas Air Worldwide Holdings Inc.	1,500	77
	LSC Communications Inc.	7,570	71
	American Railcar Industries Inc.	1,000	70
	Maxar Technologies Ltd.	4,620	69
	Waste Connections Inc.	302	23
			1,096,679
Oil & Gas (3.0%)
	Exxon Mobil Corp.	1,332,159	106,146
	Chevron Corp.	598,239	66,793
	ConocoPhillips	368,772	25,777
	Schlumberger Ltd.	435,648	22,353
	EOG Resources Inc.	181,489	19,118
	Occidental Petroleum Corp.	241,508	16,198
	Marathon Petroleum Corp.	210,461	14,827
	Phillips 66	132,462	13,620
	Valero Energy Corp.	135,386	12,332
	Kinder Morgan Inc.	601,713	10,241
	Halliburton Co.	275,573	9,557
	Williams Cos. Inc.	385,194	9,372
	Anadarko Petroleum Corp.	163,296	8,687
*	Concho Resources Inc.	61,748	8,589
	ONEOK Inc.	130,230	8,543
	Pioneer Natural Resources Co.	53,897	7,937
	Devon Energy Corp.	162,760	5,273
	Marathon Oil Corp.	270,708	5,141

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Hess Corp.	84,699	4,862
	Apache Corp.	122,327	4,628
	National Oilwell Varco Inc.	125,082	4,603
*	Cheniere Energy Inc.	71,027	4,291
	Noble Energy Inc.	151,652	3,769
	Baker Hughes a GE Co.	129,308	3,451
	HollyFrontier Corp.	51,070	3,444
	Diamondback Energy Inc.	29,887	3,358
	Targa Resources Corp.	64,696	3,343
	Cabot Oil & Gas Corp.	135,338	3,279
	EQT Corp.	83,163	2,825
	Cimarex Energy Co.	28,794	2,288
	OGE Energy Corp.	61,200	2,212
	Helmerich & Payne Inc.	32,500	2,024
*	WPX Energy Inc.	123,078	1,974
*	Energen Corp.	27,209	1,958
*	Parsley Energy Inc. Class A	81,698	1,913
	Murphy Oil Corp.	50,023	1,594
	PBF Energy Inc. Class A	37,002	1,549
*	Continental Resources Inc.	27,112	1,428
*,^	Transocean Ltd.	129,001	1,420
*	Newfield Exploration Co.	65,201	1,317
*	Antero Resources Corp.	76,200	1,211
	Core Laboratories NV	13,400	1,142
	CNX Resources Corp.	69,077	1,081
*	Centennial Resource Development Inc. Class A	56,100	1,075
	Patterson-UTI Energy Inc.	63,877	1,063
*,^	Chesapeake Energy Corp.	301,511	1,058
*	Whiting Petroleum Corp.	28,113	1,049
*	First Solar Inc.	24,970	1,044
	Range Resources Corp.	65,496	1,038
*	Southwestern Energy Co.	192,418	1,028
*	Apergy Corp.	24,701	963
	Delek US Holdings Inc.	26,173	961
*	Matador Resources Co.	32,500	937
	Ensco plc Class A	130,103	929
*	Oasis Petroleum Inc.	88,653	892
	SM Energy Co.	36,114	879
*	PDC Energy Inc.	20,381	865
*	Callon Petroleum Co.	70,026	698
*	Chart Industries Inc.	10,000	680
*	QEP Resources Inc.	70,364	627
*	Rowan Cos. plc Class A	34,488	549
*	Gulfport Energy Corp.	59,882	546
*	Oceaneering International Inc.	28,600	542
	Nabors Industries Ltd.	107,306	533
*	SRC Energy Inc.	73,254	519
*	Ocean Rig UDW Inc.	17,100	518
*	Dril-Quip Inc.	11,400	485
*	NOW Inc.	36,496	469
*	Kosmos Energy Ltd.	70,956	460
	SemGroup Corp. Class A	24,853	460
	McDermott International Inc.	58,884	455
*,^	SolarEdge Technologies Inc.	11,700	453
*	Carrizo Oil & Gas Inc.	24,579	448
*	Denbury Resources Inc.	129,126	445
*	California Resources Corp.	14,000	439
*	Superior Energy Services Inc.	55,835	437
	Archrock Inc.	41,684	428
*	Oil States International Inc.	18,720	417
*	MRC Global Inc.	26,000	412
*	Weatherford International plc	291,703	394
*	Noble Corp. plc	76,211	383
*	C&J Energy Services Inc.	20,200	379

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Unit Corp.	15,800	365
	Cosan Ltd.	40,372	337
*	Helix Energy Solutions Group Inc.	37,800	322
*	ProPetro Holding Corp.	17,400	307
*	Extraction Oil & Gas Inc.	37,744	302
*,^	Diamond Offshore Drilling Inc.	20,218	287
*	Laredo Petroleum Inc.	51,100	268
	RPC Inc.	17,400	259
*	Exterran Corp.	12,200	255
*	WildHorse Resource Development Corp.	12,000	255
	Green Plains Inc.	14,400	245
*,^	Jagged Peak Energy Inc.	17,600	217
*	Forum Energy Technologies Inc.	23,900	214
*	Newpark Resources Inc.	25,900	213
*	KLX Energy Services Holdings Inc.	6,720	194
	CVR Energy Inc.	4,200	181
*	Frank's International NV	23,000	163
*	Canadian Solar Inc.	9,400	134
*,^	SunPower Corp. Class A	19,200	115
*	Gran Tierra Energy Inc.	22,700	69
*,^	Covia Holdings Corp.	9,800	57
*,^,§	Cobalt International Energy Inc.	4,380	—
			466,184
Other (0.0%)[3]
*,§	Herbalife Ltd. CVR	2,700	26
*,§	A Schulman Inc. CVR	8,800	17
*,§	Media General Inc. CVR	21,051	1
*	American International Group Inc. Warrants Exp. 01/19/2021	18,671	—
			44
Technology (11.3%)
	Apple Inc.	1,523,710	333,479
	Microsoft Corp.	2,380,796	254,293
*	Facebook Inc. Class A	748,090	113,553
*	Alphabet Inc. Class C	105,295	113,378
*	Alphabet Inc. Class A	84,325	91,963
	Intel Corp.	1,452,926	68,113
	Cisco Systems Inc.	1,482,244	67,813
	Oracle Corp.	881,069	43,031
	NVIDIA Corp.	183,071	38,597
*	Adobe Inc.	154,562	37,985
	International Business Machines Corp.	288,448	33,296
*	salesforce.com Inc.	222,030	30,471
	Broadcom Inc.	135,607	30,307
	QUALCOMM Inc.	466,756	29,354
	Texas Instruments Inc.	309,038	28,688
	Intuit Inc.	76,906	16,227
*	Micron Technology Inc.	363,569	13,714
	Cognizant Technology Solutions Corp. Class A	183,157	12,643
	HP Inc.	509,358	12,296
	Applied Materials Inc.	317,794	10,449
*	ServiceNow Inc.	55,533	10,054
	Analog Devices Inc.	116,583	9,759
*	Red Hat Inc.	56,470	9,693
*	Autodesk Inc.	69,374	8,967
	Corning Inc.	257,138	8,216
	NXP Semiconductors NV	108,117	8,108
*	Twitter Inc.	221,528	7,698
	Hewlett Packard Enterprise Co.	481,858	7,348
	Lam Research Corp.	49,808	7,059
	Xilinx Inc.	82,251	7,022
	Motorola Solutions Inc.	53,649	6,575
	NetApp Inc.	83,134	6,525
	DXC Technology Co.	89,586	6,525
*	Workday Inc. Class A	46,387	6,170

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* Cerner Corp.	104,162	5,966
* Dell Technologies Inc. Class V	63,323	5,724
Harris Corp.	38,375	5,707
* Palo Alto Networks Inc.	28,990	5,306
* Advanced Micro Devices Inc.	290,860	5,297
* IAC/InterActiveCorp	26,285	5,167
* VeriSign Inc.	34,525	4,921
Skyworks Solutions Inc.	56,339	4,888
Microchip Technology Inc.	72,235	4,752
* Citrix Systems Inc.	46,147	4,729
* Splunk Inc.	46,637	4,656
KLA-Tencor Corp.	50,819	4,652
* Synopsys Inc.	50,648	4,535
Maxim Integrated Products Inc.	86,980	4,351
CDW Corp.	47,874	4,309
CA Inc.	96,258	4,270
* ANSYS Inc.	28,513	4,264
* Gartner Inc.	28,210	4,162
* Arista Networks Inc.	17,770	4,093
Western Digital Corp.	94,301	4,062
* Cadence Design Systems Inc.	90,053	4,014
* Check Point Software Technologies Ltd.	35,872	3,982
* Akamai Technologies Inc.	53,272	3,849
Seagate Technology plc	91,013	3,661
* Fortinet Inc.	43,200	3,550
Symantec Corp.	193,322	3,509
* GoDaddy Inc. Class A	47,184	3,452
* Veeva Systems Inc. Class A	36,770	3,359
* F5 Networks Inc.	18,991	3,329
SS&C Technologies Holdings Inc.	65,009	3,326
* VMware Inc. Class A	21,976	3,107
Juniper Networks Inc.	105,996	3,102
Leidos Holdings Inc.	45,091	2,921
* Qorvo Inc.	39,227	2,884
Marvell Technology Group Ltd.	174,895	2,870
Amdocs Ltd.	44,938	2,843
* PTC Inc.	34,270	2,824
* Tyler Technologies Inc.	11,900	2,519
* Ultimate Software Group Inc.	9,400	2,506
* Yandex NV Class A	83,062	2,503
* Atlassian Corp. plc Class A	31,900	2,422
CDK Global Inc.	41,555	2,379
* Tableau Software Inc. Class A	21,302	2,272
* ON Semiconductor Corp.	133,267	2,266
* Guidewire Software Inc.	25,200	2,242
Teradyne Inc.	60,100	2,070
* Paycom Software Inc.	15,852	1,985
* CommScope Holding Co. Inc.	81,914	1,971
* Integrated Device Technology Inc.	41,200	1,929
* Aspen Technology Inc.	22,300	1,893
* EPAM Systems Inc.	15,300	1,828
* Zendesk Inc.	32,400	1,781
* Twilio Inc. Class A	22,600	1,700
* athenahealth Inc.	12,500	1,594
* RingCentral Inc. Class A	20,300	1,578
* Nuance Communications Inc.	89,700	1,560
* Okta Inc.	26,700	1,558
* HubSpot Inc.	11,400	1,546
Monolithic Power Systems Inc.	12,800	1,512
Cypress Semiconductor Corp.	112,532	1,456
* Proofpoint Inc.	15,900	1,446
* Ciena Corp.	44,200	1,382
* Nutanix Inc.	33,200	1,378
* Teradata Corp.	37,836	1,377

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	ARRIS International plc	55,083	1,370
	LogMeIn Inc.	15,900	1,369
*	CACI International Inc. Class A	7,400	1,321
*	InterXion Holding NV	21,300	1,254
*	New Relic Inc.	13,900	1,241
	MKS Instruments Inc.	16,600	1,223
*	Medidata Solutions Inc.	17,300	1,216
	Entegris Inc.	44,400	1,178
*	RealPage Inc.	22,129	1,173
*	Cree Inc.	30,115	1,169
	Perspecta Inc.	44,398	1,087
*	Coupa Software Inc.	16,700	1,083
*	2U Inc.	17,004	1,070
	j2 Global Inc.	14,600	1,063
*	Lumentum Holdings Inc.	19,340	1,057
*,^	ViaSat Inc.	16,568	1,056
*	Silicon Laboratories Inc.	12,800	1,044
	Blackbaud Inc.	14,500	1,040
*	FireEye Inc.	55,800	1,032
*	Pure Storage Inc. Class A	50,800	1,025
	SYNNEX Corp.	12,984	1,008
*	NCR Corp.	36,615	983
*	Manhattan Associates Inc.	20,400	974
	Micro Focus International plc ADR	61,498	943
	Science Applications International Corp.	12,853	893
*	ACI Worldwide Inc.	35,500	891
*	Verint Systems Inc.	19,300	881
*	Wix.com Ltd.	9,000	876
*	Semtech Corp.	19,400	872
*	Tech Data Corp.	12,000	848
*	Cornerstone OnDemand Inc.	17,000	837
*	Bottomline Technologies DE Inc.	12,500	833
*	YY Inc. ADR	13,000	831
*	Viavi Solutions Inc.	70,200	809
	Cogent Communications Holdings Inc.	14,700	764
*	Qualys Inc.	10,600	755
*	CyberArk Software Ltd.	11,000	751
	InterDigital Inc.	10,500	745
*	Envestnet Inc.	14,300	744
*	Premier Inc. Class A	16,475	741
	Cabot Microelectronics Corp.	7,500	732
*	Box Inc.	39,900	718
*	Cirrus Logic Inc.	19,100	715
*	Ellie Mae Inc.	10,700	709
*	Five9 Inc.	17,800	701
*	CommVault Systems Inc.	11,970	697
*	NetScout Systems Inc.	26,238	663
	Brooks Automation Inc.	20,100	624
	Pegasystems Inc.	11,600	621
^	Ubiquiti Networks Inc.	6,600	614
*	Allscripts Healthcare Solutions Inc.	50,600	603
*	EchoStar Corp. Class A	14,700	596
	Plantronics Inc.	10,000	590
*	Insight Enterprises Inc.	11,300	584
*	Q2 Holdings Inc.	10,900	580
*	Avaya Holdings Corp.	34,300	563
*	Finisar Corp.	33,100	552
*	Globant SA	10,397	535
*	Varonis Systems Inc.	8,700	531
*	Blackline Inc.	11,100	515
*	Advanced Energy Industries Inc.	11,900	512
*	NETGEAR Inc.	9,200	510
*	Yext Inc.	25,200	484
*	Blucora Inc.	16,400	474

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Power Integrations Inc.	8,400	473
*	Oclaro Inc.	57,000	469
	Kulicke & Soffa Industries Inc.	22,900	466
*	Synaptics Inc.	11,500	432
*	Alarm.com Holdings Inc.	9,700	431
*	SailPoint Technologies Holding Inc.	16,200	422
*,^	3D Systems Corp.	34,900	422
	Progress Software Corp.	13,000	418
*	Electronics For Imaging Inc.	13,700	417
*	Cloudera Inc.	30,100	414
*	Inphi Corp.	12,900	413
	Pitney Bowes Inc.	60,747	402
*	Virtusa Corp.	8,100	402
*	MicroStrategy Inc. Class A	3,000	378
	TiVo Corp.	34,262	377
*	Acacia Communications Inc.	10,900	376
	Ebix Inc.	6,500	373
*	MaxLinear Inc.	19,100	371
*	21Vianet Group Inc. ADR	33,714	367
*	Diodes Inc.	11,400	344
	CSG Systems International Inc.	9,600	337
*	Rambus Inc.	35,400	308
*	Mimecast Ltd.	8,700	303
*	Stratasys Ltd.	15,900	303
	Monotype Imaging Holdings Inc.	16,300	286
*	Infinera Corp.	50,200	278
*	Cray Inc.	11,800	268
	NIC Inc.	20,000	266
*	ScanSource Inc.	6,700	260
*	Loral Space & Communications Inc.	5,577	249
*	Luxoft Holding Inc. Class A	5,900	243
*	NextGen Healthcare Inc.	16,200	239
	ASE Technology Holding Co. Ltd. ADR	59,923	230
*	Endurance International Group Holdings Inc.	22,000	217
*	Amkor Technology Inc.	30,000	214
*	Perficient Inc.	8,500	213
	Xperi Corp.	15,300	199
	Shutterstock Inc.	4,600	188
	ADTRAN Inc.	12,900	173
*	Lattice Semiconductor Corp.	27,800	167
	Forrester Research Inc.	3,375	136
^	Diebold Nixdorf Inc.	23,135	90
			1,760,222
Telecommunications (1.1%)
	Verizon Communications Inc.	1,299,808	74,206
	AT&T Inc.	2,284,875	70,100
*	T-Mobile US Inc.	96,937	6,645
	CenturyLink Inc.	305,524	6,306
*	Zayo Group Holdings Inc.	62,700	1,874
*	Sprint Corp.	196,721	1,204
	Telephone & Data Systems Inc.	30,373	937
*	Vonage Holdings Corp.	64,400	854
*	Iridium Communications Inc.	29,700	588
	Shenandoah Telecommunications Co.	14,650	557
*	8x8 Inc.	28,400	488
*,^	GTT Communications Inc.	13,100	470
	ATN International Inc.	3,600	304
	Consolidated Communications Holdings Inc.	16,951	212
*	Cincinnati Bell Inc.	12,980	184
*	United States Cellular Corp.	3,200	153
			165,082
Utilities (1.6%)
	NextEra Energy Inc.	148,535	25,622
	Duke Energy Corp.	223,645	18,480

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Dominion Energy Inc.	203,934	14,565
Southern Co.	317,919	14,316
Exelon Corp.	304,870	13,356
American Electric Power Co. Inc.	155,175	11,384
Sempra Energy	86,149	9,487
Public Service Enterprise Group Inc.	156,728	8,374
Xcel Energy Inc.	162,470	7,963
* PG&E Corp.	161,628	7,566
Consolidated Edison Inc.	97,680	7,424
Edison International	100,037	6,942
PPL Corp.	223,617	6,798
WEC Energy Group Inc.	98,795	6,758
Eversource Energy	101,813	6,441
DTE Energy Co.	56,959	6,402
FirstEnergy Corp.	154,078	5,744
American Water Works Co. Inc.	58,079	5,142
Evergy Inc.	90,219	5,051
Ameren Corp.	78,184	5,049
Entergy Corp.	59,047	4,957
CMS Energy Corp.	89,553	4,435
CenterPoint Energy Inc.	155,073	4,188
NRG Energy Inc.	94,232	3,410
Atmos Energy Corp.	33,400	3,109
Alliant Energy Corp.	71,054	3,054
AES Corp.	205,531	2,997
* Vistra Energy Corp.	129,215	2,924
NiSource Inc.	114,416	2,902
UGI Corp.	53,250	2,825
Pinnacle West Capital Corp.	34,140	2,808
Aqua America Inc.	56,371	1,834
Vectren Corp.	25,496	1,824
SCANA Corp.	44,900	1,798
IDACORP Inc.	15,400	1,436
National Fuel Gas Co.	25,992	1,411
ONE Gas Inc.	15,376	1,213
New Jersey Resources Corp.	26,700	1,204
Portland General Electric Co.	26,325	1,187
Hawaiian Electric Industries Inc.	31,800	1,186
ALLETE Inc.	15,800	1,169
Southwest Gas Holdings Inc.	14,500	1,120
Spire Inc.	14,700	1,067
Black Hills Corp.	16,900	1,006
NorthWestern Corp.	17,100	1,005
Avista Corp.	19,300	992
PNM Resources Inc.	25,400	976
Avangrid Inc.	17,500	823
South Jersey Industries Inc.	26,500	783
California Water Service Group	17,100	718
El Paso Electric Co.	12,500	713
American States Water Co.	11,000	673
MGE Energy Inc.	10,745	671
Northwest Natural Holding Co.	8,800	570
Pattern Energy Group Inc. Class A	30,752	551
Ormat Technologies Inc.	10,600	542
Atlantica Yield plc	18,701	367
SJW Group	4,380	266
TerraForm Power Inc. Class A	22,998	259
* Evoqua Water Technologies Corp.	23,800	228
Ormat Technologies Inc.	2,610	135
		258,200

		8,533,012
Total Common Stocks (Cost $13,609,553)		15,502,970

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2018

					Market
					Value
				Shares	($000)
Preferred Stocks (0.0%)
*,4	Yulon Finance Corp. Preferred Class A			14,565	24
	GCI Liberty Inc. Pfd., 7.00%, 3/10/39			865	21
Total Preferred Stocks (Cost $33)					45

		Coupon
Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.4%)
5,6	Vanguard Market Liquidity Fund	2.308%		2,245,959	224,596

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	United States Treasury Bill	2.034%	11/15/18	1,200	1,199
7	United States Treasury Bill	2.037%	11/29/18	1,000	998
7	United States Treasury Bill	2.082%	12/20/18	5,000	4,985
					7,182
Total Temporary Cash Investments (Cost $231,773)					231,778
Total Investments (100.7%) (Cost $13,841,359)					15,734,793
Other Assets and Liabilities—Net (-0.7%)[6]					(111,077)
Net Assets (100%)					15,623,716

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $142,900,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $96,160,000, representing 0.6% of net assets.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Perpetual security with no stated maturity date.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Includes $151,888,000 of collateral received for securities on loan.
7	Securities with a value of $5,180,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.
CVR—Contingent Value Rights. GDR—Global Depositary Receipt. NVDR—Non-Voting Depository Receipt. REIT—Real Estate Investment Trust.

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© 2018 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA6280 122018

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)

Common Stocks (98.9%)[1]
Australia (4.8%)
Commonwealth Bank of Australia	3,034,590	149,213
BHP Billiton Ltd.	5,533,645	127,681
Westpac Banking Corp.	5,899,917	112,073
CSL Ltd.	778,858	103,975
Australia & New Zealand Banking Group Ltd.	4,996,806	91,975
National Australia Bank Ltd.	4,687,979	83,959
Wesfarmers Ltd.	1,947,718	64,504
Woolworths Group Ltd.	2,260,078	45,616
Macquarie Group Ltd.	530,064	44,203
Woodside Petroleum Ltd.	1,609,003	39,614
Rio Tinto Ltd.	709,461	38,603
Transurban Group	4,497,838	36,178
Scentre Group	8,775,834	24,724
South32 Ltd.	8,860,368	22,852
Goodman Group	3,044,268	22,374
Suncorp Group Ltd.	2,238,105	22,254
Aristocrat Leisure Ltd.	1,100,358	20,735
Brambles Ltd.	2,745,663	20,683
Newcrest Mining Ltd.	1,324,695	19,391
* Insurance Australia Group Ltd.	3,986,902	19,283
Amcor Ltd.	1,996,071	18,835
QBE Insurance Group Ltd.	2,342,081	18,818
* Origin Energy Ltd.	3,030,163	15,703
Telstra Corp. Ltd.	7,178,535	15,703
AGL Energy Ltd.	1,130,829	14,441
Santos Ltd.	3,049,351	14,312
ASX Ltd.	334,555	14,052
APA Group	2,037,067	13,872
Treasury Wine Estates Ltd.	1,243,146	13,381
Dexus	1,756,496	12,691
Oil Search Ltd.	2,293,106	12,606
LendLease Group	1,004,102	12,540
Cochlear Ltd.	97,019	12,226
Computershare Ltd.	837,031	11,754
Sonic Healthcare Ltd.	733,491	11,739
GPT Group	3,121,297	11,415
Stockland	4,207,054	10,762
Tabcorp Holdings Ltd.	3,261,677	10,704
Vicinity Centres	5,541,851	10,396
James Hardie Industries plc	763,584	10,200
Mirvac Group	6,413,893	9,866
Aurizon Holdings Ltd.	3,311,326	9,866
BlueScope Steel Ltd.	950,776	9,746
Medibank Pvt Ltd.	4,785,074	9,488
Caltex Australia Ltd.	451,779	9,040
Ramsay Health Care Ltd.	222,062	8,864
AMP Ltd.	5,049,448	8,854
Sydney Airport	1,909,416	8,727
Incitec Pivot Ltd.	2,883,586	7,990
Boral Ltd.	2,004,696	7,986
Orica Ltd.	653,750	7,965
Fortescue Metals Group Ltd.	2,786,547	7,931
Alumina Ltd.	4,287,504	7,781
SEEK Ltd.	602,642	7,657
Challenger Ltd.	989,805	7,209
Coca-Cola Amatil Ltd.	893,135	6,286
Bendigo & Adelaide Bank Ltd.	847,668	6,160
WorleyParsons Ltd.	586,922	6,071
Atlas Arteria Ltd.	1,186,985	5,750
CIMIC Group Ltd.	165,694	5,563
Crown Resorts Ltd.	606,779	5,399

1

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Downer EDI Ltd.	1,016,531	5,005
Orora Ltd.	2,097,437	4,999
ALS Ltd.	837,943	4,859
Bank of Queensland Ltd.	699,911	4,798
Star Entertainment Grp Ltd.	1,419,638	4,787
Healthscope Ltd.	3,008,751	4,514
REA Group Ltd.	86,849	4,420
* Xero Ltd.	155,826	4,417
Qantas Airways Ltd.	1,120,595	4,350
Magellan Financial Group Ltd.	225,799	4,280
Iluka Resources Ltd.	710,826	4,082
Whitehaven Coal Ltd.	1,174,108	4,056
Ansell Ltd.	244,394	4,029
^ Domino's Pizza Enterprises Ltd.	102,420	3,925
Evolution Mining Ltd.	1,790,749	3,790
AusNet Services	3,114,498	3,778
DuluxGroup Ltd.	671,252	3,528
OZ Minerals Ltd.	543,846	3,489
Adelaide Brighton Ltd.	811,033	3,262
Flight Centre Travel Group Ltd.	96,859	3,195
TPG Telecom Ltd.	617,498	3,144
Metcash Ltd.	1,548,138	3,026
IOOF Holdings Ltd.	594,025	2,873
* Vocus Group Ltd.	1,042,002	2,543
Shopping Centres Australasia Property Group	1,294,566	2,355
Sims Metal Management Ltd.	288,184	2,311
CSR Ltd.	873,107	2,190
^ Harvey Norman Holdings Ltd.	963,035	2,180
Seven Group Holdings Ltd.	171,869	2,171
Nufarm Ltd.	511,038	2,067
Perpetual Ltd.	74,524	1,833
Fairfax Media Ltd.	3,899,195	1,775
^ Platinum Asset Management Ltd.	400,275	1,394
Domain Holdings Australia Ltd.	408,442	719
* OneMarket Ltd.	165,360	96
* Seven West Media Ltd.	9,524	5
		1,654,484
Austria (0.2%)
Erste Group Bank AG	494,440	20,128
OMV AG	244,477	13,577
voestalpine AG	196,088	6,959
ANDRITZ AG	122,338	6,338
Raiffeisen Bank International AG	224,108	6,108
Verbund AG	55,577	2,237
Vienna Insurance Group AG Wiener Versicherung Gruppe	69,813	1,854
Telekom Austria AG Class A	233,167	1,730
		58,931
Belgium (0.7%)
Anheuser-Busch InBev SA/NV	1,308,239	96,760
KBC Group NV	475,181	32,748
UCB SA	207,652	17,439
Umicore SA	354,839	16,703
Ageas	323,014	16,162
Solvay SA Class A	119,695	13,634
Groupe Bruxelles Lambert SA	125,108	11,635
Proximus SADP	242,518	6,179
Ackermans & van Haaren NV	38,757	6,102
Sofina SA	31,019	5,933
Colruyt SA	90,423	5,258
Telenet Group Holding NV	82,385	3,991
bpost SA	171,889	2,609
		235,153

2

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Brazil (2.0%)
Petroleo Brasileiro SA ADR Preference Shares	4,023,408	59,627
Itau Unibanco Holding SA ADR	4,476,655	58,958
Vale SA Class B ADR	3,694,523	55,787
Banco Bradesco SA ADR	5,421,376	49,714
Vale SA	2,447,555	37,297
B3 SA - Brasil Bolsa Balcao	3,366,229	24,006
Itausa - Investimentos Itau SA Preference Shares	7,366,057	22,248
Banco do Brasil SA	1,785,886	20,515
Ambev SA ADR	4,639,430	20,089
Petroleo Brasileiro SA ADR	1,103,726	17,936
Petroleo Brasileiro SA	1,882,132	15,334
Ambev SA	2,987,240	13,116
Banco Bradesco SA	1,545,230	12,560
Lojas Renner SA	1,210,701	12,232
Itau Unibanco Holding SA Preference Shares	762,855	10,096
Ultrapar Participacoes SA	723,337	8,601
* Rumo SA	1,864,342	8,341
BB Seguridade Participacoes SA	1,145,328	8,149
Suzano Papel e Celulose SA	796,400	8,100
Kroton Educacional SA	2,530,292	7,765
Fibria Celulose SA	390,300	7,535
Banco Santander Brasil SA	645,200	7,316
Cielo SA	1,897,176	6,729
Localiza Rent a Car SA	845,289	6,530
Raia Drogasil SA	386,270	6,520
Lojas Americanas SA Preference Shares	1,263,300	6,382
Klabin SA	1,223,784	6,139
WEG SA	1,251,141	6,051
Magazine Luiza SA	125,400	5,688
Embraer SA ADR	250,496	5,579
CCR SA	1,890,879	5,574
Hypera SA	673,633	5,391
* BRF SA	903,162	5,315
Equatorial Energia SA	285,426	5,215
Telefonica Brasil SA Preference Shares	422,435	4,906
JBS SA	1,688,074	4,649
* BR Malls Participacoes SA	1,292,170	4,410
Cia de Saneamento Basico do Estado de Sao Paulo	576,517	4,330
Gerdau SA Preference Shares	924,486	4,039
IRB Brasil Resseguros S/A	205,700	4,005
Banco Bradesco SA Preference Shares	414,459	3,820
Gerdau SA ADR	856,846	3,727
Petrobras Distribuidora SA	574,967	3,705
TIM Participacoes SA	1,147,630	3,574
Bradespar SA Preference Shares	380,200	3,531
Telefonica Brasil SA ADR	284,037	3,295
* Centrais Eletricas Brasileiras SA	514,399	3,248
Petroleo Brasileiro SA Preference Shares	433,739	3,219
Itau Unibanco Holding SA	259,954	2,961
* Centrais Eletricas Brasileiras SA Preference Shares	405,376	2,898
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	137,630	2,893
Energisa SA	302,500	2,804
Natura Cosmeticos SA	310,931	2,723
* Azul SA Prior Preference Shares.	326,126	2,681
Cia Brasileira de Distribuicao ADR	127,955	2,676
Estacio Participacoes SA	421,800	2,622
Braskem SA Preference Shares	186,400	2,612
* B2W Cia Digital	280,600	2,601
Cia Energetica de Minas Gerais Preference Shares	847,265	2,511
Sul America SA	373,812	2,491
Multiplan Empreendimentos Imobiliarios SA	398,017	2,460
Engie Brasil Energia SA	229,208	2,451
Cosan SA	274,234	2,376

3

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Porto Seguro SA	160,612	2,347
Atacadao Distribuicao Comercio e Industria Ltda	547,412	2,242
Transmissora Alianca de Energia Eletrica SA	363,844	2,176
^ Cia Energetica de Minas Gerais ADR	733,720	2,128
Braskem SA ADR	71,344	1,988
Fleury SA	350,400	1,963
EDP - Energias do Brasil SA	507,745	1,910
Banco do Estado do Rio Grande do Sul SA Preference Shares	341,200	1,821
Banco BTG Pactual SA	338,305	1,797
Usinas Siderurgicas de Minas Gerais SA Preference Shares	647,500	1,789
M Dias Branco SA	143,886	1,719
Odontoprev SA	441,600	1,569
Cia Siderurgica Nacional SA ADR	615,490	1,551
Qualicorp Consultoria e Corretora de Seguros SA	380,900	1,474
Embraer SA	254,700	1,432
Sao Martinho SA	268,200	1,398
Lojas Americanas SA	356,505	1,341
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	69,424	1,219
Cia Siderurgica Nacional SA	395,800	1,018
Alpargatas SA Preference Shares	247,600	1,011
Smiles Fidelidade SA	97,030	971
Via Varejo SA	213,900	970
^ Cia Paranaense de Energia ADR	136,574	957
Grendene SA	407,600	798
TIM Participacoes SA ADR	45,321	701
Guararapes Confeccoes SA	13,000	465
Cia Energetica de Minas Gerais	136,119	405
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	24,968	363
* BRF SA ADR	50,677	300
Cia Paranaense de Energia	32,500	227
Cia Paranaense de Energia Preference Shares	29,900	211
Itausa - Investimentos Itau SA	2,900	9
		690,923
Canada (5.8%)
Royal Bank of Canada	2,486,475	181,171
Toronto-Dominion Bank	3,176,192	176,199
Bank of Nova Scotia	2,123,715	113,974
Canadian National Railway Co.	1,267,153	108,326
Suncor Energy Inc.	2,817,690	94,519
Enbridge Inc.	2,896,281	90,247
Bank of Montreal	1,111,076	83,074
Canadian Imperial Bank of Commerce	764,213	65,993
Brookfield Asset Management Inc. Class A (Toronto Shares)	1,450,799	59,202
TransCanada Corp.	1,563,861	58,969
Canadian Natural Resources Ltd.	2,075,075	56,935
Nutrien Ltd.	1,068,910	56,586
Manulife Financial Corp.	3,421,257	53,874
Canadian Pacific Railway Ltd.	246,992	50,652
Sun Life Financial Inc.	1,048,566	38,400
Alimentation Couche-Tard Inc. Class B	734,170	35,062
Waste Connections Inc.	451,289	34,500
Rogers Communications Inc. Class B	619,145	31,883
Pembina Pipeline Corp.	866,338	28,021
Magna International Inc.	562,580	27,696
National Bank of Canada	588,839	26,730
* CGI Group Inc. Class A	432,051	26,682
Barrick Gold Corp. (Toronto Shares)	1,960,762	24,561
Fortis Inc.	721,262	23,833
Constellation Software Inc.	34,341	23,634
Fairfax Financial Holdings Ltd.	46,357	22,526
^ Thomson Reuters Corp.	481,120	22,392
Restaurant Brands International Inc.	403,765	22,120
BCE Inc.	516,191	19,978
Franco-Nevada Corp.	315,020	19,675

4

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Intact Financial Corp.	239,801	18,946
Teck Resources Ltd. Class B	869,901	17,980
Encana Corp.	1,663,210	16,980
Loblaw Cos. Ltd.	323,057	16,157
Dollarama Inc.	560,650	15,506
Cenovus Energy Inc.	1,760,699	14,899
Agnico Eagle Mines Ltd.	402,097	14,203
Shaw Communications Inc. Class B	760,039	14,151
Power Corp. of Canada	666,402	13,759
* Bausch Health Cos. Inc.	590,597	13,513
Goldcorp Inc.	1,479,142	13,359
Imperial Oil Ltd.	421,410	13,163
Metro Inc.	415,668	13,044
Wheaton Precious Metals Corp.	758,968	12,476
^ Canadian Tire Corp. Ltd. Class A	105,229	11,841
TELUS Corp.	343,883	11,776
Saputo Inc.	379,350	11,558
Great-West Lifeco Inc.	476,579	10,937
SNC-Lavalin Group Inc.	304,763	10,881
^ Inter Pipeline Ltd.	668,282	10,838
RioCan REIT	539,680	9,839
Power Financial Corp.	422,975	9,109
2 Hydro One Ltd.	540,768	7,866
* BlackBerry Ltd.	843,492	7,785
Husky Energy Inc.	528,332	7,469
Tourmaline Oil Corp.	437,749	6,384
CI Financial Corp.	428,224	6,333
George Weston Ltd.	78,648	5,720
Canadian Utilities Ltd. Class A	210,049	4,983
IGM Financial Inc.	142,174	3,492
* Turquoise Hill Resources Ltd.	1,685,992	2,843
Enbridge Inc. (New York Shares)	36,000	1,120
Barrick Gold Corp.	44,306	556
Brookfield Asset Management Inc. Class A	6,899	281
ARC Resources Ltd.	975	9
Crescent Point Energy Corp.	873	4
		2,027,174
Chile (0.3%)
Empresas COPEC SA	838,247	11,750
SACI Falabella	1,199,692	9,049
Banco de Chile	48,181,930	6,674
Empresas CMPC SA	1,926,931	6,597
Banco Santander Chile ADR	212,431	6,258
^ Sociedad Quimica y Minera de Chile SA ADR	125,833	5,513
Enel Americas SA ADR	673,544	5,307
Latam Airlines Group SA	524,403	4,769
Cencosud SA	2,276,728	4,739
Banco de Credito e Inversiones SA	67,446	4,241
Cia Cervecerias Unidas SA	250,333	3,112
Itau CorpBanca	286,818,709	2,658
Aguas Andinas SA Class A	4,681,035	2,435
Colbun SA	12,385,581	2,324
Parque Arauco SA	1,018,325	2,310
Enel Americas SA	14,064,245	2,216
Enel Chile SA	21,704,937	1,889
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	40,117	1,732
Empresa Nacional de Telecomunicaciones SA	232,325	1,688
Enel Chile SA ADR	380,187	1,635
Banco Santander Chile	22,088,399	1,621
Engie Energia Chile SA	812,682	1,352
AES Gener SA	4,708,715	1,319
Embotelladora Andina SA Preference Shares	341,518	1,181
SONDA SA	17,870	25
* Banco de Credito e Inversiones SA Rights Exp. 11/29/2018	5,160	17

5

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	SACI Falabella Rights Exp. 11/17/2018	36,792	4
			92,415
China (6.7%)
	Tencent Holdings Ltd.	9,822,041	336,496
*	Alibaba Group Holding Ltd. ADR	1,878,651	267,294
	China Construction Bank Corp.	154,217,544	122,379
	Industrial & Commercial Bank of China Ltd.	134,837,640	91,484
*	Baidu Inc. ADR	477,581	90,769
	China Mobile Ltd.	9,124,067	85,473
	Ping An Insurance Group Co. of China Ltd.	8,614,189	81,439
	Bank of China Ltd.	131,399,788	55,982
	CNOOC Ltd.	27,419,400	46,695
	China Petroleum & Chemical Corp.	44,057,284	35,888
*	JD.com Inc. ADR	1,375,026	32,341
	NetEase Inc. ADR	126,141	26,218
	PetroChina Co. Ltd.	35,873,234	25,794
	China Life Insurance Co. Ltd.	12,867,341	25,784
	China Merchants Bank Co. Ltd.	6,542,820	25,264
	Agricultural Bank of China Ltd.	53,101,233	23,374
*	Ctrip.com International Ltd. ADR	658,470	21,914
	China Overseas Land & Investment Ltd.	6,639,820	20,875
	China Pacific Insurance Group Co. Ltd.	4,469,295	16,686
	CSPC Pharmaceutical Group Ltd.	7,555,115	16,098
	Geely Automobile Holdings Ltd.	8,329,610	16,051
*	TAL Education Group ADR	551,313	15,977
	China Resources Land Ltd.	4,639,214	15,779
*	New Oriental Education & Technology Group Inc. ADR	235,426	13,775
	Country Garden Holdings Co. Ltd.	12,765,756	13,738
	Shenzhou International Group Holdings Ltd.	1,234,915	13,691
	China Shenhua Energy Co. Ltd.	5,890,388	13,327
	CITIC Ltd.	8,554,275	12,853
^	China Evergrande Group	5,107,377	12,246
	China Telecom Corp. Ltd.	24,111,541	11,408
	PICC Property & Casualty Co. Ltd.	11,674,594	11,348
	ENN Energy Holdings Ltd.	1,266,812	10,809
*	58.com Inc. ADR	164,576	10,795
	China Unicom Hong Kong Ltd.	10,286,713	10,759
	Anhui Conch Cement Co. Ltd.	2,057,155	10,663
	Sunac China Holdings Ltd.	3,807,164	10,420
	Bank of Communications Co. Ltd.	13,625,925	10,237
	Sino Biopharmaceutical Ltd.	11,092,902	10,012
	Hengan International Group Co. Ltd.	1,250,808	9,943
	Sunny Optical Technology Group Co. Ltd.	1,127,919	9,848
	China Resources Beer Holdings Co. Ltd.	2,703,860	9,422
	ZTO Express Cayman Inc. ADR	565,804	9,177
	Guangdong Investment Ltd.	5,015,851	8,980
*,2	China Tower Corp. Ltd.	59,094,342	8,967
	China Gas Holdings Ltd.	2,797,915	8,882
	China CITIC Bank Corp. Ltd.	14,206,362	8,806
	Sinopharm Group Co. Ltd.	1,780,903	8,627
	ANTA Sports Products Ltd.	2,071,368	8,552
	China Taiping Insurance Holdings Co. Ltd.	2,491,164	8,368
	Lenovo Group Ltd.	12,930,802	8,247
	China Minsheng Banking Corp. Ltd.	11,158,233	8,239
	China Conch Venture Holdings Ltd.	2,839,869	7,990
^	BYD Co. Ltd.	1,180,355	7,593
	New China Life Insurance Co. Ltd.	1,535,538	7,204
*	BeiGene Ltd. ADR	56,851	7,160
	China Vanke Co. Ltd.	2,289,698	7,070
	China Communications Construction Co. Ltd.	7,699,026	7,059
	CITIC Securities Co. Ltd.	3,919,490	6,920
	Autohome Inc. ADR	95,272	6,896
*	SINA Corp.	106,437	6,739
	Longfor Group Holdings Ltd.	2,569,934	6,245

6

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*,2	Wuxi Biologics Cayman Inc.	851,024	6,089
	CRRC Corp. Ltd.	6,877,053	6,040
2	Postal Savings Bank of China Co. Ltd.	10,020,000	5,995
	Haitong Securities Co. Ltd.	5,880,593	5,925
	China Railway Group Ltd.	6,504,352	5,813
2	People's Insurance Co. Group of China Ltd.	14,089,161	5,762
*	Momo Inc. ADR	171,055	5,742
	Fosun International Ltd.	3,856,135	5,657
	China Resources Power Holdings Co. Ltd.	3,212,409	5,652
	Kunlun Energy Co. Ltd.	4,847,523	5,515
*,^	Meituan Dianping Class B	839,213	5,426
	Guangzhou Automobile Group Co. Ltd.	5,305,847	5,378
*,^,2	Xiaomi Corp. Class B	3,362,154	5,258
	China Resources Gas Group Ltd.	1,368,547	5,246
*	Weibo Corp. ADR	88,869	5,244
^	Fullshare Holdings Ltd.	13,369,594	5,223
*	Alibaba Health Information Technology Ltd.	6,351,236	5,152
	China Everbright International Ltd.	6,281,362	5,025
	Dongfeng Motor Group Co. Ltd.	4,990,627	4,931
	China National Building Material Co. Ltd.	6,626,272	4,764
	Beijing Enterprises Holdings Ltd.	877,981	4,760
2	Huatai Securities Co. Ltd.	2,950,375	4,750
	Zhuzhou CRRC Times Electric Co. Ltd.	863,009	4,626
*	Huazhu Group Ltd. ADR	176,644	4,621
*	YY Inc. ADR	70,200	4,486
	China Longyuan Power Group Corp. Ltd.	5,813,785	4,424
2	CGN Power Co. Ltd.	19,192,267	4,414
	Haier Electronics Group Co. Ltd.	2,094,646	4,399
*,^	iQIYI Inc. ADR	216,072	4,244
	TravelSky Technology Ltd.	1,731,703	4,207
	Brilliance China Automotive Holdings Ltd.	4,768,396	4,183
2	China Resources Pharmaceutical Group Ltd.	2,831,500	4,160
	China Jinmao Holdings Group Ltd.	9,858,005	4,154
	China Railway Construction Corp. Ltd.	3,227,245	4,099
	Huaneng Power International Inc.	7,281,982	4,059
	Shimao Property Holdings Ltd.	2,055,128	4,049
	China Cinda Asset Management Co. Ltd.	16,098,693	3,952
	Beijing Enterprises Water Group Ltd.	7,632,280	3,897
	China Merchants Port Holdings Co. Ltd.	2,152,031	3,666
	Zijin Mining Group Co. Ltd.	9,785,955	3,661
*	Vipshop Holdings Ltd. ADR	725,771	3,527
	China Communications Services Corp. Ltd.	4,323,612	3,504
	Far East Horizon Ltd.	3,596,070	3,493
	GF Securities Co. Ltd.	2,665,226	3,453
	Weichai Power Co. Ltd.	3,406,438	3,368
	Jiayuan International Group Ltd.	1,906,000	3,346
	China Resources Cement Holdings Ltd.	3,759,334	3,337
	Yangzijiang Shipbuilding Holdings Ltd.	3,633,445	3,258
	Kingboard Holdings Ltd.	1,206,048	3,240
2	China Galaxy Securities Co. Ltd.	6,386,277	3,217
	Yanzhou Coal Mining Co. Ltd.	3,360,246	3,196
	Shanghai Pharmaceuticals Holding Co. Ltd.	1,438,277	3,185
^	Great Wall Motor Co. Ltd.	5,337,803	3,171
	Beijing Capital International Airport Co. Ltd.	2,916,557	3,166
	COSCO SHIPPING Ports Ltd.	3,089,985	3,158
2	3SBio Inc.	2,094,075	3,061
2	Guotai Junan Securities Co. Ltd.	1,437,600	3,031
2	China Huarong Asset Management Co. Ltd.	16,603,874	3,015
	Jiangsu Expressway Co. Ltd.	2,244,544	3,011
*,^	Alibaba Pictures Group Ltd.	21,428,648	2,961
	China Oilfield Services Ltd.	3,130,300	2,921
	Shenzhen International Holdings Ltd.	1,509,089	2,891
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	933,746	2,808
	Guangzhou R&F Properties Co. Ltd.	1,775,133	2,803

7

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	AviChina Industry & Technology Co. Ltd.	4,188,954	2,797
	Agile Group Holdings Ltd.	2,393,637	2,750
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,207,794	2,687
	Chongqing Rural Commercial Bank Co. Ltd.	4,824,070	2,665
	Sinopec Shanghai Petrochemical Co. Ltd.	5,978,331	2,627
2	China International Capital Corp. Ltd.	1,593,926	2,625
*,^	Pinduoduo Inc. ADR	147,026	2,595
	Nine Dragons Paper Holdings Ltd.	2,706,292	2,592
*	Li Ning Co. Ltd.	2,755,117	2,592
	Tsingtao Brewery Co. Ltd.	652,108	2,579
2	Fuyao Glass Industry Group Co. Ltd.	870,710	2,574
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,850,328	2,553
	China Medical System Holdings Ltd.	2,131,715	2,546
2	Dali Foods Group Co. Ltd.	3,553,697	2,541
	Air China Ltd.	3,134,115	2,534
	China Molybdenum Co. Ltd.	6,764,571	2,526
	China Everbright Ltd.	1,414,465	2,508
*	Aluminum Corp. of China Ltd.	6,699,377	2,439
*	51job Inc. ADR	39,300	2,413
	CIFI Holdings Group Co. Ltd.	5,688,000	2,386
	Jiangxi Copper Co. Ltd.	2,134,248	2,357
	China Everbright Bank Co. Ltd.	5,257,872	2,347
2	Sinopec Engineering Group Co. Ltd.	2,499,381	2,328
	Huaneng Renewables Corp. Ltd.	8,713,075	2,243
*	Genscript Biotech Corp.	1,436,000	2,220
	China Reinsurance Group Corp.	11,371,576	2,179
2	Luye Pharma Group Ltd.	2,789,930	2,166
	Lee & Man Paper Manufacturing Ltd.	2,506,743	2,152
	China State Construction International Holdings Ltd.	3,000,567	2,146
	Kingsoft Corp. Ltd.	1,491,944	2,118
	Zhejiang Expressway Co. Ltd.	2,481,267	2,086
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,733,254	2,065
	ZTE Corp.	1,303,988	1,996
	Zhongsheng Group Holdings Ltd.	1,071,048	1,958
	Sino-Ocean Group Holding Ltd.	4,966,254	1,952
	Haitian International Holdings Ltd.	992,063	1,948
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,529,615	1,947
*	Country Garden Services Holdings Co. Ltd.	1,466,293	1,912
*,^	GDS Holdings Ltd. ADR	80,300	1,885
*,^	GOME Retail Holdings Ltd.	18,717,203	1,869
2	Legend Holdings Corp.	660,170	1,795
2	China Railway Signal & Communication Corp. Ltd.	2,663,068	1,793
	China Southern Airlines Co. Ltd.	3,277,017	1,786
*,^,2	China Literature Ltd.	329,000	1,785
^,2	China Merchants Securities Co. Ltd.	1,548,200	1,758
	Yuexiu Property Co. Ltd.	10,910,772	1,731
	KWG Group Holdings Ltd.	2,165,909	1,662
*,2	Meitu Inc.	3,155,000	1,652
	Shanghai Industrial Holdings Ltd.	782,587	1,648
^	Sinotruk Hong Kong Ltd.	1,134,699	1,641
	Future Land Development Holdings Ltd.	2,842,000	1,639
	China Coal Energy Co. Ltd.	3,589,638	1,612
	Maanshan Iron & Steel Co. Ltd.	2,989,903	1,610
	Logan Property Holdings Co. Ltd.	1,722,000	1,595
	Angang Steel Co. Ltd.	1,855,537	1,587
	Shanghai Electric Group Co. Ltd.	4,869,316	1,585
	Shenzhen Investment Ltd.	5,368,281	1,545
	BYD Electronic International Co. Ltd.	1,291,500	1,520
*	COSCO SHIPPING Holdings Co. Ltd.	4,211,660	1,509
	China Eastern Airlines Corp. Ltd.	2,713,145	1,506
	China Power International Development Ltd.	7,499,691	1,484
*	Health & Happiness H&H International Holdings Ltd.	258,876	1,477
	Sihuan Pharmaceutical Holdings Group Ltd.	6,909,000	1,407
	Zhaojin Mining Industry Co. Ltd.	1,581,048	1,398

8

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
2	BAIC Motor Corp. Ltd.	2,474,692	1,397
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	371,398	1,356
	Kingboard Laminates Holdings Ltd.	1,730,370	1,328
*	GCL-Poly Energy Holdings Ltd.	21,341,024	1,268
	Shenzhen Expressway Co. Ltd.	1,375,216	1,267
	Sinotrans Ltd.	3,559,860	1,245
	China Agri-Industries Holdings Ltd.	3,592,447	1,204
	COSCO SHIPPING Energy Transportation Co. Ltd.	2,185,196	1,197
	Metallurgical Corp. of China Ltd.	4,915,562	1,195
*	HengTen Networks Group Ltd.	32,480,941	1,167
^	BBMG Corp.	4,032,760	1,116
*,2	Qingdao Port International Co. Ltd.	1,871,000	1,096
	China BlueChemical Ltd.	3,179,895	1,090
	Lao Feng Xiang Co. Ltd. Class B	347,021	1,083
	SOHO China Ltd.	3,172,994	1,079
	Anhui Gujing Distillery Co. Ltd. Class B	207,439	1,077
	Datang International Power Generation Co. Ltd.	4,780,668	1,069
	Huadian Power International Corp. Ltd.	2,800,361	1,062
^	China Zhongwang Holdings Ltd.	2,321,876	1,033
	Yanlord Land Group Ltd.	1,089,100	993
	Chongqing Changan Automobile Co. Ltd. Class B	1,438,751	972
	Poly Property Group Co. Ltd.	3,202,998	960
	Guangshen Railway Co. Ltd.	2,558,327	958
2	Orient Securities Co. Ltd.	1,397,600	920
	Greentown China Holdings Ltd.	1,314,020	918
	China Dongxiang Group Co. Ltd.	5,819,598	899
*,2	CSC Financial Co. Ltd.	1,557,500	884
*	CAR Inc.	1,067,492	849
	Hopson Development Holdings Ltd.	1,046,475	805
	Huadian Fuxin Energy Corp. Ltd.	4,384,005	790
2	Red Star Macalline Group Corp. Ltd.	886,080	784
	Wuxi Little Swan Co. Ltd. Class B	164,000	778
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	358,084	762
	Shandong Chenming Paper Holdings Ltd. Class B	1,279,650	744
	CIMC Enric Holdings Ltd.	968,225	744
	China Machinery Engineering Corp.	1,583,516	722
	Xinjiang Goldwind Science & Technology Co. Ltd.	964,621	720
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	2,192,481	703
	Shanghai Baosight Software Co. Ltd. Class B	387,642	671
	China International Marine Containers Group Co. Ltd.	747,489	660
*	COSCO SHIPPING Development Co. Ltd.	6,273,407	642
	Livzon Pharmaceutical Group Inc.	211,666	619
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,775,184	616
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	365,578	614
	Bosideng International Holdings Ltd.	4,325,541	609
	Dazhong Transportation Group Co. Ltd. Class B	1,366,748	596
	China South City Holdings Ltd.	4,030,311	592
	CSG Holding Co. Ltd. Class B	1,739,237	591
	China Foods Ltd.	1,206,843	567
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	263,015	539
*,§,2	Tianhe Chemicals Group Ltd.	3,538,329	528
	Landing International Development Ltd.	2,490,000	519
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	468,037	519
	Beijing Jingneng Clean Energy Co. Ltd.	2,736,885	514
	Weifu High-Technology Group Co. Ltd. Class B	287,262	501
	Anhui Expressway Co. Ltd.	857,659	498
	BOE Technology Group Co. Ltd. Class B	1,542,620	496
	Xinhua Winshare Publishing and Media Co. Ltd.	768,000	482
	Central China Securities Co. Ltd.	1,920,000	461
	Sichuan Expressway Co. Ltd.	1,539,487	457
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	686,334	440
	Guangdong Electric Power Development Co. Ltd. Class B	1,329,691	438
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	339,821	420
^	Shandong Chenming Paper Holdings Ltd.	731,811	412

9

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*,^	Sinopec Oilfield Service Corp.	3,546,643	394
	Shanghai Huayi Group Corp. Ltd. Class B	421,647	389
	Dalian Port PDA Co. Ltd.	2,973,103	383
*,§	Hanergy Thin Film Power Group Ltd.	14,742,000	380
	CITIC Resources Holdings Ltd.	4,332,222	355
2	Everbright Securities Co. Ltd.	401,600	352
*	Dongfang Electric Corp. Ltd.	626,095	336
*,^	Sinofert Holdings Ltd.	2,969,208	334
	China National Accord Medicines Corp. Ltd. Class B	95,230	329
	Shanghai Haixin Group Co. Class B	723,546	329
	Beijing North Star Co. Ltd.	1,163,223	308
	Shanghai Bailian Group Co. Ltd. Class B	304,123	296
*	CSSC Offshore and Marine Engineering Group Co. Ltd.	410,873	280
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	764,060	271
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	275,140	268
	Foshan Electrical and Lighting Co. Ltd. Class B	532,374	258
*	China Minsheng Financial Holding Corp. Ltd.	8,277,907	254
*	Huadian Energy Co. Ltd. Class B	750,601	218
*	Tianjin Capital Environmental Protection Group Co. Ltd.	558,838	206
*	Renhe Commercial Holdings Co. Ltd.	5,782,355	196
	Bengang Steel Plates Co. Ltd. Class B	637,300	194
	Jiangling Motors Corp. Ltd. Class B	163,283	147
	Jinzhou Port Co. Ltd. Class B	370,560	129
2	Shengjing Bank Co. Ltd.	267,764	118
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	28,423	95
*	Sogou Inc. ADR	8,900	52
*,2	Yixin Group Ltd.	152,500	40
	Golden Eagle Retail Group Ltd.	928	1
*,^,§	China Huishan Dairy Holdings Co. Ltd.	5,503,795	—
			2,321,113
Colombia (0.1%)
	Bancolombia SA ADR	199,664	7,376
	Ecopetrol SA	5,845,448	6,791
	Grupo de Inversiones Suramericana SA	435,392	4,246
	Bancolombia SA	437,354	4,113
	Ecopetrol SA ADR	115,858	2,695
	Interconexion Electrica SA ESP	723,718	2,689
	Grupo Aval Acciones y Valores Preference Shares	6,948,485	2,439
	Almacenes Exito SA	341,229	1,473
	Grupo de Inversiones Suramericana SA Preference Shares	125,732	1,148
	Corp Financiera Colombiana SA	169,780	1,039
*	CEMEX Latam Holdings SA	250,747	389
	Bancolombia SA Preference Shares	11,063	103
	Cementos Argos SA	2,122	5
	Cementos Argos SA Preference Shares	503	1
			34,507
Czech Republic (0.0%)
	CEZ AS	273,218	6,501
	Komercni banka as	126,848	4,814
2	Moneta Money Bank AS	867,006	2,875
	O2 Czech Republic AS	79,201	832
	Philip Morris CR AS	806	506
			15,528
Denmark (1.1%)
	Novo Nordisk A/S Class B	2,928,386	126,467
	DSV A/S	311,671	25,004
	Danske Bank A/S	1,159,938	22,200
	Coloplast A/S Class B	228,166	21,291
	Vestas Wind Systems A/S	331,935	20,816
	Carlsberg A/S Class B	182,292	20,110
	Novozymes A/S	355,181	17,541
	Chr Hansen Holding A/S	168,400	16,999
2	Orsted A/S	257,485	16,327

10

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
AP Moller - Maersk A/S Class B	11,281	14,239
* Genmab A/S	95,379	13,051
Pandora A/S	179,503	11,218
ISS A/S	320,524	10,526
GN Store Nord A/S	232,797	9,875
AP Moller - Maersk A/S Class A	7,431	8,818
* William Demant Holding A/S	187,624	6,167
* Ambu A/S Class B	258,445	5,384
Tryg A/S	212,382	5,120
Jyske Bank A/S	118,761	4,849
H Lundbeck A/S	103,274	4,817
Rockwool International A/S Class B	11,097	3,791
		384,610
Egypt (0.0%)
Commercial International Bank Egypt SAE	1,839,054	8,241
Eastern Tobacco	1,513,460	1,358
ElSewedy Electric Co.	1,263,180	1,070
* Egyptian Financial Group-Hermes Holding Co.	1,184,793	938
Talaat Moustafa Group	1,678,468	868
Egypt Kuwait Holding Co. SAE	758,841	842
* Global Telecom Holding SAE	3,842,768	596
Abou Kir Fertilizers & Chemical Industries	311,794	470
Telecom Egypt Co.	582,348	343
		14,726
Finland (0.7%)
Nokia Oyj	9,616,338	54,319
Sampo Oyj Class A	842,857	38,761
Kone Oyj Class B	670,357	32,629
UPM-Kymmene Oyj	917,722	29,504
Neste Oyj	238,537	19,588
Fortum Oyj	743,168	15,644
Stora Enso Oyj	965,773	14,511
Wartsila Oyj Abp	786,322	13,380
Elisa Oyj	248,056	9,869
Nokian Renkaat Oyj	232,223	7,387
Kesko Oyj Class B	115,705	6,758
Orion Oyj Class B	176,135	6,059
Metso Oyj	182,382	5,758
Huhtamaki Oyj	158,091	4,432
		258,599
France (7.1%)
TOTAL SA	4,329,222	254,020
Sanofi	1,868,949	167,011
LVMH Moet Hennessy Louis Vuitton SE	427,664	129,756
Airbus SE	946,553	104,608
BNP Paribas SA	1,861,777	97,025
AXA SA	3,308,046	82,790
Safran SA	570,234	73,691
Danone SA	1,029,859	72,928
Vinci SA	799,068	71,117
Schneider Electric SE	881,120	63,715
Air Liquide SA	479,786	58,000
Kering SA	127,858	56,832
Pernod Ricard SA	364,728	55,616
Orange SA	3,303,334	51,560
L'Oreal SA	223,340	50,320
EssilorLuxottica SA	352,094	48,089
Societe Generale SA	1,244,877	45,635
L'Oreal SA Loyalty Line	190,657	42,956
Vivendi SA	1,651,344	39,828
Engie SA	2,823,642	37,519
Capgemini SE	269,050	32,852
Cie de Saint-Gobain	850,573	32,043

11

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Cie Generale des Etablissements Michelin SCA	303,531	31,074
	Hermes International	53,027	30,273
	Legrand SA	459,049	29,977
	Air Liquide SA (Prime de fidelite)	243,101	29,388
	Dassault Systemes SE	227,330	28,458
	Credit Agricole SA	1,961,716	25,125
	Renault SA	316,771	23,655
	Peugeot SA	937,349	22,282
	Thales SA	172,452	22,025
	Publicis Groupe SA	362,640	20,992
	TechnipFMC plc	789,202	20,935
	Carrefour SA	963,940	18,695
	Veolia Environnement SA	860,688	17,153
	STMicroelectronics NV	1,093,045	16,616
	Teleperformance	98,648	16,247
	Accor SA	349,120	15,952
	Sodexo SA	152,568	15,574
	Edenred	409,529	15,535
	Atos SE	159,072	13,605
	Valeo SA	410,665	13,246
*	Ubisoft Entertainment SA	146,606	13,151
	Gecina SA	89,428	13,116
	Arkema SA	124,661	13,079
	SES SA Class A	605,903	13,004
	Bouygues SA	352,230	12,832
	SCOR SE	271,442	12,544
	Eiffage SA	127,689	12,470
	Electricite de France SA Loyalty Line	751,426	12,450
	Klepierre SA	345,332	11,702
	Alstom SA	264,788	11,564
	Bureau Veritas SA	469,864	10,600
	Aeroports de Paris	48,779	10,202
	Getlink	781,815	9,834
	Eurofins Scientific SE	19,352	9,752
	Orpea	77,563	9,549
	Suez	632,863	9,129
	Natixis SA	1,442,359	8,420
	Ipsen SA	59,475	8,246
	Ingenico Group SA	107,704	7,623
	Rubis SCA	146,956	7,582
	Bollore SA	1,680,393	7,109
	Dassault Aviation SA	4,020	6,667
	Elis SA	329,162	6,637
	Rexel SA	519,941	6,628
	Wendel SA	49,504	6,415
	Faurecia SA	127,221	6,168
	CNP Assurances	275,175	6,133
	Covivio	60,758	6,097
	Eurazeo SE	83,160	6,073
	Eutelsat Communications SA	295,074	5,977
2	Amundi SA	98,591	5,857
	Lagardere SCA	200,574	5,483
	BioMerieux	70,890	5,406
	SEB SA	37,249	5,341
	Remy Cointreau SA	42,823	5,083
	Sartorius Stedim Biotech	40,904	5,068
	Iliad SA	40,985	4,737
	ICADE	55,031	4,663
	Societe BIC SA	44,723	4,282
^	Casino Guichard Perrachon SA	96,627	4,262
	JCDecaux SA	123,848	4,066
	Imerys SA	64,454	3,973
*,2	Worldline SA	68,376	3,597
*	Air France-KLM	365,764	3,536

12

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Cie Plastic Omnium SA	96,547	2,684
2	ALD SA	142,828	2,127
	Electricite de France SA	102,414	1,697
	SEB SA Loyalty Line	9,727	1,395
2	Elior Group SA	472	7
			2,448,735
Germany (6.1%)
	SAP SE	1,668,572	178,661
	Allianz SE	735,874	153,298
	Siemens AG	1,321,753	151,932
	Bayer AG	1,609,245	123,353
	BASF SE	1,576,423	120,973
	Deutsche Telekom AG	5,560,384	91,200
	Daimler AG	1,481,393	87,753
	adidas AG	340,356	80,040
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	256,956	55,191
	Volkswagen AG Preference Shares	318,964	53,587
	Deutsche Post AG	1,672,412	52,807
	Bayerische Motoren Werke AG	550,956	47,443
	Fresenius SE & Co. KGaA	699,061	44,430
	Vonovia SE	893,908	40,849
	Deutsche Boerse AG	321,739	40,659
	Infineon Technologies AG	1,951,874	39,110
	Wirecard AG	197,036	36,857
	E.ON SE	3,740,767	36,174
	Henkel AG & Co. KGaA Preference Shares	305,317	33,358
	Deutsche Bank AG	3,277,569	32,034
	Continental AG	186,332	30,705
	Fresenius Medical Care AG & Co. KGaA	366,343	28,764
	Deutsche Wohnen SE	612,319	28,008
	Merck KGaA	223,058	23,868
2	Covestro AG	309,953	19,989
	MTU Aero Engines AG	89,146	18,929
	Beiersdorf AG	172,308	17,816
	Symrise AG	208,707	17,483
	HeidelbergCement AG	257,082	17,447
*	Commerzbank AG	1,795,627	16,908
	Porsche Automobil Holding SE Preference Shares	264,710	16,834
	thyssenkrupp AG	798,983	16,748
	Henkel AG & Co. KGaA	169,355	16,590
	RWE AG	834,921	16,243
	Brenntag AG	268,586	14,027
	Hannover Rueck SE	103,925	13,976
*	QIAGEN NV	377,247	13,694
	LEG Immobilien AG	108,875	11,901
	LANXESS AG	159,132	9,850
	Uniper SE	338,553	9,770
*,2	Siemens Healthineers AG	223,692	9,258
	ProSiebenSat.1 Media SE	397,744	9,185
*	Aroundtown SA	1,100,913	9,123
*,2	Zalando SE	234,255	9,055
	Evonik Industries AG	287,116	8,882
	GEA Group AG	287,505	8,736
	Sartorius AG Preference Shares	59,073	8,545
	Volkswagen AG	51,385	8,459
	United Internet AG	198,744	8,224
	Deutsche Lufthansa AG	409,122	8,212
	Bayerische Motoren Werke AG Preference Shares	108,940	8,205
	HUGO BOSS AG	112,206	8,019
2	Scout24 AG	186,856	7,744
*,2	Delivery Hero SE	188,536	7,591
	Puma SE	14,171	7,287
	KION Group AG	122,093	7,135
	OSRAM Licht AG	166,113	6,730

13

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Knorr-Bremse AG	74,172	6,721
	Rheinmetall AG	74,957	6,487
	K&S AG	335,617	6,250
	MAN SE	54,379	5,665
	Fuchs Petrolub SE Preference Shares	119,152	5,516
	Axel Springer SE	77,285	5,132
	Carl Zeiss Meditec AG	62,608	5,128
2	Innogy SE (Ordinary Shares)	111,287	4,915
	Fraport AG Frankfurt Airport Services Worldwide	62,240	4,807
	HOCHTIEF AG	31,512	4,670
*,§	Innogy SE	109,720	4,572
	Telefonica Deutschland Holding AG	1,163,662	4,524
	METRO AG	287,614	4,327
	GRENKE AG	44,880	4,304
	RTL Group SA	65,020	4,173
	STADA Arzneimittel AG	42,182	3,900
	TUI AG	232,404	3,841
	Hella GmbH & Co. KGaA	75,775	3,544
	1&1 Drillisch AG	79,366	3,540
*,2	Rocket Internet SE	114,107	3,295
	Rational AG	5,675	3,286
	RWE AG Preference Shares	170,420	2,833
	Fielmann AG	41,610	2,581
	FUCHS PETROLUB SE	59,300	2,568
	Talanx AG	67,255	2,403
	Wacker Chemie AG	25,875	2,311
	Suedzucker AG	132,076	2,045
2	Hapag-Lloyd AG	46,141	1,706
*,2	DWS Group GmbH & Co. KGaA	58,845	1,643
	CECONOMY AG	306,218	1,565
			2,117,901
Greece (0.1%)
	Hellenic Telecommunications Organization SA	435,117	4,849
*	Alpha Bank AE	2,350,065	3,547
	OPAP SA	362,625	3,407
	JUMBO SA	180,171	2,623
	Motor Oil Hellas Corinth Refineries SA	94,995	2,250
*	Eurobank Ergasias SA	3,101,928	2,091
	National Bank of Greece SA	930,253	1,610
	Mytilineos Holdings SA	180,043	1,590
	Titan Cement Co. SA	68,793	1,517
	Hellenic Petroleum SA	98,872	784
*	Piraeus Bank SA	497,967	731
*,§	FF Group	60,219	328
			25,327
Hong Kong (2.4%)
	AIA Group Ltd.	20,836,252	158,502
	Hong Kong Exchanges & Clearing Ltd.	2,139,371	56,965
	CK Hutchison Holdings Ltd.	4,619,310	46,526
	Link REIT	3,695,960	32,846
	Sun Hung Kai Properties Ltd.	2,437,033	31,672
	CLP Holdings Ltd.	2,826,310	31,670
	CK Asset Holdings Ltd.	4,641,699	30,207
	Hong Kong & China Gas Co. Ltd.	15,363,714	29,347
	Hang Seng Bank Ltd.	1,249,766	29,304
	BOC Hong Kong Holdings Ltd.	6,188,696	23,169
	Jardine Matheson Holdings Ltd.	357,592	20,649
	Galaxy Entertainment Group Ltd.	3,664,309	19,894
	Sands China Ltd.	4,142,808	16,383
	Power Assets Holdings Ltd.	2,255,716	15,063
	China Mengniu Dairy Co. Ltd.	4,632,849	13,708
	Wharf Real Estate Investment Co. Ltd.	2,096,472	13,028
	New World Development Co. Ltd.	9,894,840	12,588
	Hongkong Land Holdings Ltd.	2,009,691	11,901

14

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	MTR Corp. Ltd.	2,430,842	11,795
	Jardine Strategic Holdings Ltd.	313,847	10,543
2	WH Group Ltd.	14,512,923	10,192
	Techtronic Industries Co. Ltd.	2,154,888	10,147
	Henderson Land Development Co. Ltd.	2,027,304	9,456
	Swire Pacific Ltd. Class A	879,551	9,137
	AAC Technologies Holdings Inc.	1,199,449	9,137
^	Sino Land Co. Ltd.	5,354,374	8,412
	CK Infrastructure Holdings Ltd.	1,077,318	7,884
	Wheelock & Co. Ltd.	1,437,113	7,683
	Bank of East Asia Ltd.	2,131,515	6,911
	Want Want China Holdings Ltd.	9,602,382	6,870
2	Samsonite International SA	2,221,258	6,406
	Hang Lung Properties Ltd.	3,445,742	6,246
	Swire Properties Ltd.	1,796,268	6,138
	Wynn Macau Ltd.	2,495,484	5,198
	Wharf Holdings Ltd.	2,073,752	5,184
	Hysan Development Co. Ltd.	1,052,530	4,936
	NWS Holdings Ltd.	2,418,043	4,799
	Tingyi Cayman Islands Holding Corp.	3,180,119	4,712
	Dairy Farm International Holdings Ltd.	513,400	4,638
	ASM Pacific Technology Ltd.	526,894	4,570
*,^	Semiconductor Manufacturing International Corp.	5,119,417	4,229
	Sun Art Retail Group Ltd.	3,772,460	4,136
	PCCW Ltd.	7,095,207	3,896
	Minth Group Ltd.	1,179,490	3,832
	Hang Lung Group Ltd.	1,479,967	3,644
	Xinyi Glass Holdings Ltd.	3,434,685	3,410
	Yue Yuen Industrial Holdings Ltd.	1,232,728	3,385
	VTech Holdings Ltd.	271,290	3,187
	Kerry Properties Ltd.	1,005,165	3,165
	PRADA SPA	885,158	3,145
	Hopewell Holdings Ltd.	970,568	2,999
	Shangri-La Asia Ltd.	1,909,232	2,608
2	BOC Aviation Ltd.	361,100	2,588
	SJM Holdings Ltd.	3,190,280	2,585
	Swire Pacific Ltd. Class B	1,540,000	2,486
	Melco International Development Ltd.	1,366,504	2,345
	Great Eagle Holdings Ltd.	488,425	2,230
	Champion REIT	3,307,027	2,225
	Li & Fung Ltd.	9,960,956	1,977
	Uni-President China Holdings Ltd.	1,981,788	1,928
	Nexteer Automotive Group Ltd.	1,363,000	1,922
	MGM China Holdings Ltd.	1,265,164	1,796
	First Pacific Co. Ltd.	3,986,253	1,784
	Xinyi Solar Holdings Ltd.	5,301,662	1,659
	Chow Tai Fook Jewellery Group Ltd.	1,829,392	1,605
*	MMG Ltd.	3,920,000	1,477
	Lifestyle International Holdings Ltd.	843,563	1,459
	Kerry Logistics Network Ltd.	916,924	1,454
	L'Occitane International SA	773,775	1,449
	Dah Sing Financial Holdings Ltd.	254,584	1,367
	Haitong International Securities Group Ltd.	4,104,736	1,345
	Cathay Pacific Airways Ltd.	1,034,672	1,318
	Towngas China Co. Ltd.	1,792,806	1,306
	Johnson Electric Holdings Ltd.	580,622	1,302
	Shougang Fushan Resources Group Ltd.	6,027,352	1,220
	Cafe de Coral Holdings Ltd.	561,108	1,216
	Shui On Land Ltd.	5,985,885	1,210
	Dah Sing Banking Group Ltd.	622,444	1,184
	China Travel International Investment Hong Kong Ltd.	4,239,542	1,140
	Television Broadcasts Ltd.	510,509	1,078
	Shun Tak Holdings Ltd.	3,083,006	987
	Guotai Junan International Holdings Ltd.	5,238,228	952

15

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,139,886	790
	SA Sa International Holdings Ltd.	1,903,621	733
2	FIT Hon Teng Ltd.	1,684,000	698
	Huabao International Holdings Ltd.	1,401,000	653
	Macau Legend Development Ltd.	2,657,006	465
*	FIH Mobile Ltd.	4,937,762	461
*,§	Brightoil Petroleum Holdings Ltd.	3,241,567	83
*	China Oceanwide Holdings Ltd.	341,799	17
*	Esprit Holdings Ltd.	30,790	7
	Kingston Financial Group Ltd.	5,258	1
			848,554
Hungary (0.1%)
	OTP Bank Nyrt	393,383	14,132
	MOL Hungarian Oil & Gas plc	729,889	7,653
	Richter Gedeon Nyrt	237,561	4,413
	Magyar Telekom Telecommunications plc	649,398	886
			27,084
India (2.3%)
	Housing Development Finance Corp. Ltd.	2,894,538	69,248
	Infosys Ltd. ADR	5,942,149	56,272
2	Reliance Industries Ltd. GDR	1,717,250	49,018
	Tata Consultancy Services Ltd.	1,585,572	41,566
	Reliance Industries Ltd.	1,936,559	27,802
	Hindustan Unilever Ltd.	1,219,428	26,772
*	Axis Bank Ltd.	3,093,681	24,355
	ITC Ltd.	5,052,741	19,148
	Maruti Suzuki India Ltd.	208,444	18,651
	Sun Pharmaceutical Industries Ltd.	1,888,558	14,826
	HCL Technologies Ltd.	959,389	13,715
	Oil & Natural Gas Corp. Ltd.	5,329,201	11,039
*	State Bank of India GDR	291,167	10,992
	Mahindra & Mahindra Ltd.	1,053,793	10,925
	Larsen & Toubro Ltd.	583,551	10,255
	Bajaj Finance Ltd.	300,303	9,663
	JSW Steel Ltd.	2,049,915	9,411
	Bharti Airtel Ltd.	2,217,016	8,775
	UltraTech Cement Ltd.	181,567	8,592
	Asian Paints Ltd.	500,088	8,323
	Vedanta Ltd.	2,904,072	8,309
	Tech Mahindra Ltd.	816,814	8,227
	Coal India Ltd.	2,196,346	7,916
	Yes Bank Ltd.	2,954,160	7,513
	NTPC Ltd.	3,450,658	7,450
	Indian Oil Corp. Ltd.	3,789,374	7,110
	Wipro Ltd. ADR	1,344,454	6,951
	Eicher Motors Ltd.	23,226	6,879
	Bharat Petroleum Corp. Ltd.	1,727,003	6,441
	Indiabulls Housing Finance Ltd.	559,493	6,311
	Hero MotoCorp Ltd.	167,445	6,251
	Grasim Industries Ltd.	550,909	6,216
	Godrej Consumer Products Ltd.	628,618	6,175
	Titan Co. Ltd.	531,540	6,081
	UPL Ltd.	612,185	5,584
	Zee Entertainment Enterprises Ltd.	908,354	5,545
	Nestle India Ltd.	39,520	5,420
	Bharti Infratel Ltd.	1,471,199	5,351
	Bajaj Auto Ltd.	148,524	5,208
	Adani Ports & Special Economic Zone Ltd.	1,191,896	5,142
	Aurobindo Pharma Ltd.	456,490	4,892
	Bajaj Finserv Ltd.	65,284	4,767
	Cipla Ltd.	554,483	4,727
	Dabur India Ltd.	906,088	4,715
	GAIL India Ltd.	926,197	4,693
	Hindalco Industries Ltd.	1,532,740	4,570

16

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Shriram Transport Finance Co. Ltd.	288,888	4,563
	Lupin Ltd.	380,241	4,557
	Piramal Enterprises Ltd.	144,003	4,234
*	Tata Motors Ltd.	1,734,411	4,202
	United Spirits Ltd.	512,525	3,996
	Britannia Industries Ltd.	49,294	3,758
	Tata Steel Ltd.	493,566	3,701
	Havells India Ltd.	413,668	3,622
	Ambuja Cements Ltd.	1,327,274	3,543
	Infosys Ltd.	369,489	3,414
	Page Industries Ltd.	8,498	3,388
	Bosch Ltd.	12,644	3,375
	Marico Ltd.	774,114	3,365
	Power Grid Corp. of India Ltd.	1,326,196	3,334
	Hindustan Petroleum Corp. Ltd.	1,051,132	3,199
	Ashok Leyland Ltd.	2,012,226	3,120
	Mahindra & Mahindra Financial Services Ltd.	510,288	2,820
	Dr Reddy's Laboratories Ltd.	80,356	2,760
	Divi's Laboratories Ltd.	136,924	2,752
2	HDFC Standard Life Insurance Co. Ltd.	545,125	2,747
	Shree Cement Ltd.	14,347	2,708
	Pidilite Industries Ltd.	208,196	2,700
	Bharat Forge Ltd.	322,361	2,550
	Wipro Ltd.	546,238	2,445
	Container Corp. Of India Ltd.	284,473	2,440
	Motherson Sumi Systems Ltd.	1,074,588	2,373
	LIC Housing Finance Ltd.	425,711	2,365
2	ICICI Prudential Life Insurance Co. Ltd.	525,562	2,363
*	Future Retail Ltd.	350,275	2,321
	Biocon Ltd.	255,789	2,281
	Dr Reddy's Laboratories Ltd. ADR	62,480	2,126
	Cadila Healthcare Ltd.	421,892	2,056
*,2	Avenue Supermarts Ltd.	112,211	2,031
	Glenmark Pharmaceuticals Ltd.	238,835	2,006
2	InterGlobe Aviation Ltd.	165,479	1,987
	Petronet LNG Ltd.	643,652	1,963
	NMDC Ltd.	1,295,247	1,913
*	Vodafone Idea Ltd.	3,626,661	1,894
	United Breweries Ltd.	113,001	1,865
	Siemens Ltd.	145,177	1,830
	Oracle Financial Services Software Ltd.	37,063	1,818
	Rajesh Exports Ltd.	234,345	1,805
	REC Ltd.	1,127,793	1,775
	Mphasis Ltd.	131,459	1,757
	Bajaj Holdings & Investment Ltd.	45,821	1,745
2	ICICI Lombard General Insurance Co. Ltd.	155,393	1,694
	Colgate-Palmolive India Ltd.	110,520	1,671
	Tata Power Co. Ltd.	1,605,044	1,661
	GlaxoSmithKline Consumer Healthcare Ltd.	17,417	1,648
	DLF Ltd.	726,985	1,620
	Torrent Pharmaceuticals Ltd.	69,899	1,579
*,2	SBI Life Insurance Co. Ltd.	203,393	1,541
	MRF Ltd.	1,762	1,537
	Berger Paints India Ltd.	401,967	1,521
	ABB India Ltd.	87,581	1,515
*	Jindal Steel & Power Ltd.	652,354	1,513
*	Steel Authority of India Ltd.	1,667,461	1,456
	ACC Ltd.	77,937	1,450
	Bharat Heavy Electricals Ltd.	1,535,422	1,430
	L&T Finance Holdings Ltd.	824,926	1,426
	Hindustan Zinc Ltd.	399,736	1,419
	NHPC Ltd.	4,229,202	1,393
*	State Bank of India	365,914	1,393
	Power Finance Corp. Ltd.	1,061,931	1,372

17

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Bank of Baroda	913,364	1,368
	Sun TV Network Ltd.	145,168	1,277
	Exide Industries Ltd.	345,047	1,242
	Oil India Ltd.	457,404	1,221
	Bharat Electronics Ltd.	965,480	1,215
*	Motherson Sumi Systems Ltd. Temporary Line	537,294	1,186
2	Larsen & Toubro Infotech Ltd.	48,530	1,161
	Cummins India Ltd.	114,361	1,156
	Kansai Nerolac Paints Ltd.	222,509	1,144
*,2	Bandhan Bank Ltd.	210,765	1,112
	IDFC Bank Ltd.	2,321,432	1,087
	Reliance Infrastructure Ltd.	223,617	1,085
*	Dalmia Bharat Ltd.	37,017	1,052
	Adani Enterprises Ltd.	456,749	1,050
*	Adani Power Ltd.	1,602,077	997
	Emami Ltd.	184,958	990
*	Punjab National Bank	934,164	931
*	Canara Bank	257,142	911
*	Tata Motors Ltd. Class A	641,015	846
	Castrol India Ltd.	412,977	831
*	GMR Infrastructure Ltd.	3,614,301	826
*	IDBI Bank Ltd.	1,015,573	813
	Tata Communications Ltd.	120,373	801
	Godrej Industries Ltd.	123,955	784
	Reliance Capital Ltd.	212,625	697
	Torrent Power Ltd.	194,270	678
*	JSW Energy Ltd.	664,223	584
*	Bank of India	486,144	566
*	Union Bank of India	419,664	435
*	Reliance Power Ltd.	920,386	377
*	Wockhardt Ltd.	55,535	372
	Mangalore Refinery & Petrochemicals Ltd.	335,742	372
*,§	Adani Gas Ltd.	438,957	362
	Vakrangee Ltd.	873,983	306
	GlaxoSmithKline Pharmaceuticals Ltd.	14,691	282
	IDFC Ltd.	491,794	245
*	Adani Green Energy Ltd.	103,895	55
*	CG Power and Industrial Solutions Ltd.	20,223	10
*	Reliance Communications Ltd.	33,677	6
	Great Eastern Shipping Co. Ltd.	1,326	6
			790,637
Indonesia (0.5%)
	Bank Central Asia Tbk PT	16,704,399	26,010
	Telekomunikasi Indonesia Persero Tbk PT	81,810,024	20,724
	Bank Rakyat Indonesia Persero Tbk PT	91,462,515	18,983
	Astra International Tbk PT	35,070,088	18,242
	Bank Mandiri Persero Tbk PT	32,115,372	14,430
	Bank Negara Indonesia Persero Tbk PT	12,649,187	6,108
	United Tractors Tbk PT	2,589,212	5,717
	Unilever Indonesia Tbk PT	1,944,330	5,538
	Charoen Pokphand Indonesia Tbk PT	12,460,764	4,513
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,489,300	3,762
	Gudang Garam Tbk PT	787,386	3,753
	Hanjaya Mandala Sampoerna Tbk PT	14,881,400	3,663
	Semen Indonesia Persero Tbk PT	4,999,549	2,964
	Indofood Sukses Makmur Tbk PT	7,459,005	2,935
	Kalbe Farma Tbk PT	32,532,837	2,934
	Perusahaan Gas Negara Persero Tbk	17,853,146	2,615
	Indocement Tunggal Prakarsa Tbk PT	2,262,898	2,582
	Bank Danamon Indonesia Tbk PT	5,219,027	2,551
	Adaro Energy Tbk PT	21,969,963	2,387
	Indofood CBP Sukses Makmur Tbk PT	3,854,484	2,265
	Bukit Asam Tbk PT	6,907,955	1,940
	Matahari Department Store Tbk PT	4,043,500	1,292

18

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	XL Axiata Tbk PT	6,217,150	1,074
	Jasa Marga Persero Tbk PT	3,751,819	1,026
	Tower Bersama Infrastructure Tbk PT	3,324,365	1,023
	Surya Citra Media Tbk PT	9,572,279	991
*	Bumi Serpong Damai Tbk PT	12,776,740	928
*	Vale Indonesia Tbk PT	3,299,862	637
	Astra Agro Lestari Tbk PT	680,225	538
	Media Nusantara Citra Tbk PT	8,802,166	453
			162,578
Ireland (0.2%)
	Kerry Group plc Class A	251,421	25,757
	Kingspan Group plc	258,160	11,216
	Bank of Ireland Group plc	1,584,575	11,196
	AIB Group plc	1,355,451	6,535
	Glanbia plc	342,589	6,057
*	Ryanair Holdings plc	2,331	32
*,§	Irish Bank Resolution Corp. Ltd.	236,607	—
			60,793
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	1,564,691	31,252
	Bank Leumi Le-Israel BM	2,627,487	16,384
	Bank Hapoalim BM	1,786,132	12,083
*	Nice Ltd.	105,788	11,225
	Israel Chemicals Ltd.	1,191,416	6,863
	Israel Discount Bank Ltd. Class A	2,051,595	6,705
*	SodaStream International Ltd.	38,620	5,531
	Elbit Systems Ltd.	40,109	4,788
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,478,677	3,994
	Mizrahi Tefahot Bank Ltd.	220,086	3,704
	Azrieli Group Ltd.	62,268	3,024
*	Tower Semiconductor Ltd.	167,508	2,596
	Paz Oil Co. Ltd.	17,236	2,581
*	Mazor Robotics Ltd.	79,430	2,311
	First International Bank Of Israel Ltd.	89,100	1,919
	Israel Corp. Ltd.	6,309	1,843
	Alony Hetz Properties & Investments Ltd.	172,919	1,645
	Strauss Group Ltd.	69,242	1,518
*	Airport City Ltd.	123,594	1,440
	Delek Group Ltd.	8,567	1,436
	Harel Insurance Investments & Financial Services Ltd.	188,770	1,381
	Gazit-Globe Ltd.	155,402	1,299
	Oil Refineries Ltd.	2,571,477	1,222
	Shufersal Ltd.	189,490	1,203
	Melisron Ltd.	27,271	1,156
	Phoenix Holdings Ltd.	196,086	1,084
	Amot Investments Ltd.	209,336	1,040
*	Shikun & Binui Ltd.	335,390	638
	Migdal Insurance & Financial Holding Ltd.	528,473	585
	Teva Pharmaceutical Industries Ltd. ADR	10,177	203
			132,653
Italy (1.6%)
	Eni SPA	4,303,888	76,436
	Enel SPA	13,390,230	65,654
	Intesa Sanpaolo SPA (Registered)	26,024,492	57,647
	UniCredit SPA	3,846,494	49,178
	Assicurazioni Generali SPA	2,225,860	35,919
*	Fiat Chrysler Automobiles NV	1,898,113	28,886
	Ferrari NV	216,230	25,321
	Atlantia SPA	917,578	18,438
	CNH Industrial NV	1,711,128	17,788
	Luxottica Group SPA	267,729	16,814
	Snam SPA	3,961,023	16,377
	Terna Rete Elettrica Nazionale SPA	2,433,219	12,569

19

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Telecom Italia SPA (Registered)	19,684,537	11,578
	EXOR NV	184,354	10,426
	Moncler SPA	295,301	10,255
	Mediobanca Banca di Credito Finanziario SPA	1,034,554	9,060
	Tenaris SA	607,779	8,947
	Prysmian SPA	453,530	8,811
	Davide Campari-Milano SPA	986,454	7,592
	Leonardo SPA	671,340	7,278
	FinecoBank Banca Fineco SPA	679,722	7,104
2	Poste Italiane SPA	790,611	5,673
	Recordati SPA	163,857	5,547
*,2	Pirelli & C SPA	746,015	5,482
^	Unione di Banche Italiane SPA	1,765,980	5,390
*	Saipem SPA	973,695	5,325
*,^	Banco BPM SPA	2,634,530	4,939
	Telecom Italia SPA (Bearer)	9,018,862	4,556
	Italgas SPA	849,256	4,382
	A2A SPA	2,652,581	4,274
	UnipolSai Assicurazioni SPA	1,328,985	2,902
	Banca Mediolanum SPA	414,506	2,402
	Buzzi Unicem SPA	122,461	2,352
	DiaSorin SPA	23,831	2,260
	Salvatore Ferragamo SPA	83,569	1,977
*	Mediaset SPA	528,364	1,590
	Parmalat SPA	331,656	1,021
	Buzzi Unicem SPA Saving Shares	67,265	756
			562,906
Japan (17.9%)
	Toyota Motor Corp.	4,353,591	255,038
	Mitsubishi UFJ Financial Group Inc.	21,750,359	131,644
	Sony Corp.	2,179,890	117,969
	SoftBank Group Corp.	1,468,768	116,237
	Sumitomo Mitsui Financial Group Inc.	2,276,130	88,621
	Honda Motor Co. Ltd.	2,997,779	85,573
	Keyence Corp.	155,385	75,909
	Mizuho Financial Group Inc.	43,684,558	75,022
	KDDI Corp.	3,059,864	74,048
	Mitsubishi Corp.	2,212,563	62,273
	Central Japan Railway Co.	310,649	59,616
	Shin-Etsu Chemical Co. Ltd.	701,901	58,651
	FANUC Corp.	334,317	58,160
	Nintendo Co. Ltd.	185,130	57,798
	Seven & i Holdings Co. Ltd.	1,327,219	57,469
	East Japan Railway Co.	634,816	55,443
	Recruit Holdings Co. Ltd.	2,058,961	55,262
	Tokio Marine Holdings Inc.	1,163,441	54,812
^	Takeda Pharmaceutical Co. Ltd.	1,314,748	54,509
	Kao Corp.	817,279	54,367
	NTT DOCOMO Inc.	2,165,745	53,708
	Japan Tobacco Inc.	2,061,067	52,960
	Daikin Industries Ltd.	456,471	52,910
	Astellas Pharma Inc.	3,353,378	51,810
	Nidec Corp.	402,955	51,758
	Murata Manufacturing Co. Ltd.	326,965	50,887
	Canon Inc.	1,760,388	50,142
	Hitachi Ltd.	1,590,391	48,619
	Mitsui & Co. Ltd.	2,902,733	48,501
	Nippon Telegraph & Telephone Corp.	1,125,685	46,422
	ITOCHU Corp.	2,432,365	45,111
	Fast Retailing Co. Ltd.	88,485	44,553
	Mitsubishi Electric Corp.	3,402,900	43,079
	Shiseido Co. Ltd.	668,755	42,195
	Daiichi Sankyo Co. Ltd.	1,094,961	41,853
	Komatsu Ltd.	1,574,311	40,999

20

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Bridgestone Corp.	1,060,842	40,905
Panasonic Corp.	3,669,470	39,379
Eisai Co. Ltd.	454,802	37,876
JXTG Holdings Inc.	5,467,035	36,941
Mitsui Fudosan Co. Ltd.	1,628,346	36,674
Tokyo Electron Ltd.	269,146	36,321
Dai-ichi Life Holdings Inc.	1,919,411	36,018
ORIX Corp.	2,209,853	36,001
Hoya Corp.	632,426	35,780
Suzuki Motor Corp.	707,975	35,304
Denso Corp.	785,899	35,056
Otsuka Holdings Co. Ltd.	721,916	34,528
Daiwa House Industry Co. Ltd.	1,120,382	33,829
Kirin Holdings Co. Ltd.	1,407,406	33,584
Mitsubishi Estate Co. Ltd.	2,034,361	32,513
SMC Corp.	100,638	32,077
Shionogi & Co. Ltd.	489,443	31,297
Oriental Land Co. Ltd.	324,076	30,487
* Toshiba Corp.	1,012,221	30,339
Kubota Corp.	1,915,887	30,246
Nissan Motor Co. Ltd.	3,313,639	30,147
Sumitomo Corp.	1,929,845	29,269
Terumo Corp.	537,037	28,990
Asahi Group Holdings Ltd.	656,686	28,858
Kyocera Corp.	527,259	28,537
Subaru Corp.	1,055,338	28,467
FUJIFILM Holdings Corp.	652,605	28,225
Nomura Holdings Inc.	5,787,223	27,790
Aeon Co. Ltd.	1,201,986	27,588
Secom Co. Ltd.	333,606	27,313
Japan Post Holdings Co. Ltd.	2,275,954	26,989
MS&AD Insurance Group Holdings Inc.	857,212	25,748
Asahi Kasei Corp.	2,139,729	25,673
Sumitomo Realty & Development Co. Ltd.	743,862	25,559
Sumitomo Mitsui Trust Holdings Inc.	640,254	25,440
Nippon Steel & Sumitomo Metal Corp.	1,334,094	24,609
Sompo Holdings Inc.	595,567	24,564
Sysmex Corp.	325,690	22,844
Marubeni Corp.	2,699,003	21,885
Chugai Pharmaceutical Co. Ltd.	373,164	21,848
West Japan Railway Co.	316,671	21,299
Fujitsu Ltd.	335,507	20,412
Resona Holdings Inc.	3,756,875	19,761
Kansai Electric Power Co. Inc.	1,251,953	19,162
Toray Industries Inc.	2,613,052	18,535
Shimano Inc.	135,362	18,487
Tokyo Gas Co. Ltd.	740,966	18,223
Unicharm Corp.	667,057	18,096
Inpex Corp.	1,573,178	17,913
TDK Corp.	206,454	17,803
Sumitomo Electric Industries Ltd.	1,294,096	17,648
Dentsu Inc.	378,895	17,573
Chubu Electric Power Co. Inc.	1,204,497	17,370
Mitsubishi Heavy Industries Ltd.	492,027	17,345
Kikkoman Corp.	315,848	17,304
Ono Pharmaceutical Co. Ltd.	760,724	17,264
Mitsubishi Chemical Holdings Corp.	2,193,512	17,099
Nitori Holdings Co. Ltd.	128,443	16,771
Yamato Holdings Co. Ltd.	612,483	16,744
Nitto Denko Corp.	266,854	16,672
Japan Exchange Group Inc.	928,285	16,626
JFE Holdings Inc.	883,793	16,608
Daito Trust Construction Co. Ltd.	123,077	16,226
Olympus Corp.	484,419	16,147

21

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Daiwa Securities Group Inc.	2,746,067	15,748
T&D Holdings Inc.	964,038	15,411
Taisei Corp.	359,557	15,378
MEIJI Holdings Co. Ltd.	230,444	15,290
Yakult Honsha Co. Ltd.	211,708	14,991
Sekisui House Ltd.	994,861	14,602
Makita Corp.	419,924	14,518
Tokyu Corp.	850,222	14,046
NTT Data Corp.	1,084,590	13,925
Toyota Tsusho Corp.	385,714	13,920
Ajinomoto Co. Inc.	856,080	13,830
* Tokyo Electric Power Co. Holdings Inc.	2,685,949	13,747
Omron Corp.	334,825	13,555
Toyota Industries Corp.	274,160	13,467
Sumitomo Chemical Co. Ltd.	2,609,905	13,074
Yaskawa Electric Corp.	451,394	13,047
Sumitomo Metal Mining Co. Ltd.	407,485	12,830
Hankyu Hanshin Holdings Inc.	382,688	12,640
Yahoo Japan Corp.	4,047,601	12,628
Osaka Gas Co. Ltd.	680,954	12,452
Yamaha Corp.	279,935	12,302
NEC Corp.	421,986	12,113
Don Quijote Holdings Co. Ltd.	202,172	12,077
Bandai Namco Holdings Inc.	336,834	11,983
Kintetsu Group Holdings Co. Ltd.	308,494	11,850
Ricoh Co. Ltd.	1,171,879	11,698
FamilyMart UNY Holdings Co. Ltd.	100,758	11,679
Shimadzu Corp.	462,002	11,676
Aisin Seiki Co. Ltd.	298,178	11,662
Isuzu Motors Ltd.	880,031	11,538
Dai Nippon Printing Co. Ltd.	513,051	11,512
Trend Micro Inc.	198,819	11,445
Idemitsu Kosan Co. Ltd.	251,703	11,403
Yamaha Motor Co. Ltd.	481,986	11,399
Nissan Chemical Corp.	239,055	11,272
M3 Inc.	690,356	11,189
Odakyu Electric Railway Co. Ltd.	528,232	11,167
MINEBEA MITSUMI Inc.	727,527	11,130
Showa Denko KK	251,575	10,954
Oji Holdings Corp.	1,521,903	10,807
Keio Corp.	198,120	10,761
Rohm Co. Ltd.	152,854	10,746
Ryohin Keikaku Co. Ltd.	40,404	10,680
AGC Inc.	325,172	10,651
Obic Co. Ltd.	116,211	10,580
Nikon Corp.	602,501	10,503
Mazda Motor Corp.	980,342	10,442
Tohoku Electric Power Co. Inc.	816,031	10,310
Obayashi Corp.	1,164,915	10,284
Kajima Corp.	789,424	10,165
Tobu Railway Co. Ltd.	356,532	9,916
SBI Holdings Inc.	374,191	9,771
Sekisui Chemical Co. Ltd.	618,089	9,720
MISUMI Group Inc.	479,467	9,609
Koito Manufacturing Co. Ltd.	196,928	9,375
Santen Pharmaceutical Co. Ltd.	631,702	9,357
Kyushu Electric Power Co. Inc.	804,796	9,349
Rakuten Inc.	1,357,539	9,182
Concordia Financial Group Ltd.	1,994,275	9,127
Suntory Beverage & Food Ltd.	218,168	8,891
TOTO Ltd.	248,126	8,877
Nisshin Seifun Group Inc.	445,924	8,873
Kyowa Hakko Kirin Co. Ltd.	442,852	8,577
Kyushu Railway Co.	276,708	8,498

22

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Kuraray Co. Ltd.	613,210	8,423
IHI Corp.	226,287	8,278
Yokogawa Electric Corp.	421,448	8,275
Nippon Paint Holdings Co. Ltd.	264,869	8,274
Lion Corp.	432,689	8,135
Japan Post Bank Co. Ltd.	695,725	8,111
Alfresa Holdings Corp.	303,266	8,089
Nexon Co. Ltd.	708,826	8,086
Nippon Express Co. Ltd.	127,068	8,019
Shimizu Corp.	980,596	7,960
Nagoya Railroad Co. Ltd.	329,301	7,953
Nomura Research Institute Ltd.	179,300	7,949
Shizuoka Bank Ltd.	905,184	7,919
Taisho Pharmaceutical Holdings Co. Ltd.	74,254	7,917
Pigeon Corp.	186,598	7,892
Marui Group Co. Ltd.	365,858	7,878
Electric Power Development Co. Ltd.	288,334	7,850
NSK Ltd.	789,476	7,800
Nissin Foods Holdings Co. Ltd.	119,695	7,718
Konica Minolta Inc.	778,925	7,710
Seiko Epson Corp.	476,373	7,675
Alps Electric Co. Ltd.	325,292	7,668
Disco Corp.	47,868	7,609
Stanley Electric Co. Ltd.	254,876	7,539
Brother Industries Ltd.	408,147	7,470
Keisei Electric Railway Co. Ltd.	241,682	7,448
Hamamatsu Photonics KK	221,597	7,408
Kose Corp.	49,495	7,397
Hoshizaki Corp.	91,213	7,363
Sojitz Corp.	2,183,260	7,342
JGC Corp.	375,793	7,274
Japan Airlines Co. Ltd.	204,838	7,270
Isetan Mitsukoshi Holdings Ltd.	621,057	7,258
ZOZO Inc.	302,037	7,247
Daifuku Co. Ltd.	166,749	7,161
Aozora Bank Ltd.	206,422	7,123
LIXIL Group Corp.	453,058	7,122
Chiba Bank Ltd.	1,117,753	7,071
CyberAgent Inc.	165,940	7,061
Asahi Intecc Co. Ltd.	172,242	7,054
Kobayashi Pharmaceutical Co. Ltd.	107,500	7,011
NGK Spark Plug Co. Ltd.	345,737	6,996
Suzuken Co. Ltd.	137,657	6,968
Hisamitsu Pharmaceutical Co. Inc.	123,588	6,964
Mitsui Chemicals Inc.	309,413	6,938
Hakuhodo DY Holdings Inc.	415,443	6,929
Sony Financial Holdings Inc.	297,588	6,865
USS Co. Ltd.	379,196	6,838
Mitsubishi Motors Corp.	1,073,333	6,742
Seibu Holdings Inc.	370,131	6,715
Hikari Tsushin Inc.	38,423	6,711
Tsuruha Holdings Inc.	64,063	6,686
Fuji Electric Co. Ltd.	218,314	6,664
Coca-Cola Bottlers Japan Holdings Inc.	252,062	6,597
Tosoh Corp.	493,966	6,503
Chugoku Electric Power Co. Inc.	501,779	6,454
Toppan Printing Co. Ltd.	455,106	6,434
NGK Insulators Ltd.	455,877	6,416
Toho Co. Ltd.	196,286	6,404
Keikyu Corp.	431,974	6,393
ANA Holdings Inc.	188,994	6,355
Showa Shell Sekiyu KK	332,199	6,340
* Renesas Electronics Corp.	1,203,400	6,339
^ Keihan Holdings Co. Ltd.	166,813	6,330

23

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Fukuoka Financial Group Inc.	253,498	6,229
NH Foods Ltd.	180,067	6,210
TIS Inc.	139,006	6,209
Taiheiyo Cement Corp.	210,706	6,200
Konami Holdings Corp.	162,031	6,182
Sumitomo Heavy Industries Ltd.	192,290	6,048
Kawasaki Heavy Industries Ltd.	254,600	6,034
Haseko Corp.	473,492	6,000
Sumitomo Dainippon Pharma Co. Ltd.	286,889	5,994
Mitsubishi Materials Corp.	211,104	5,844
Advantest Corp.	315,612	5,826
Otsuka Corp.	174,770	5,797
MediPal Holdings Corp.	268,407	5,746
^ Yamada Denki Co. Ltd.	1,209,963	5,705
Mitsubishi Tanabe Pharma Corp.	383,133	5,659
Bank of Kyoto Ltd.	125,686	5,644
J Front Retailing Co. Ltd.	429,137	5,624
Casio Computer Co. Ltd.	371,102	5,601
Hulic Co. Ltd.	606,547	5,550
Tokyu Fudosan Holdings Corp.	975,037	5,494
Hirose Electric Co. Ltd.	57,431	5,474
COMSYS Holdings Corp.	195,972	5,454
Persol Holdings Co. Ltd.	287,180	5,448
Toyo Seikan Group Holdings Ltd.	264,665	5,400
Toyo Suisan Kaisha Ltd.	156,811	5,390
^ SUMCO Corp.	398,766	5,382
Daicel Corp.	507,285	5,367
Teijin Ltd.	307,810	5,336
Rohto Pharmaceutical Co. Ltd.	167,892	5,318
Mebuki Financial Group Inc.	1,742,400	5,306
Mitsubishi Gas Chemical Co. Inc.	314,709	5,283
Toho Gas Co. Ltd.	152,612	5,255
Amada Holdings Co. Ltd.	554,757	5,226
^ Tokai Carbon Co. Ltd.	333,800	5,226
Nihon M&A Center Inc.	217,172	5,204
Lawson Inc.	81,835	5,195
Sohgo Security Services Co. Ltd.	114,889	5,117
Skylark Holdings Co. Ltd.	326,003	5,075
Nippon Shinyaku Co. Ltd.	87,834	5,046
Ebara Corp.	171,926	5,008
Park24 Co. Ltd.	187,556	4,934
Kansai Paint Co. Ltd.	330,926	4,890
Denka Co. Ltd.	149,759	4,871
Matsumotokiyoshi Holdings Co. Ltd.	134,348	4,857
JTEKT Corp.	387,102	4,816
* PeptiDream Inc.	146,760	4,813
Hitachi Construction Machinery Co. Ltd.	180,632	4,796
JSR Corp.	319,161	4,757
Square Enix Holdings Co. Ltd.	131,753	4,722
Nankai Electric Railway Co. Ltd.	191,840	4,698
Mitsui OSK Lines Ltd.	189,322	4,601
Kurita Water Industries Ltd.	186,435	4,592
Rinnai Corp.	62,622	4,549
Sumitomo Rubber Industries Ltd.	315,385	4,524
Ezaki Glico Co. Ltd.	89,123	4,443
Kewpie Corp.	193,269	4,443
Nippon Yusen KK	274,912	4,433
Kyowa Exeo Corp.	164,300	4,429
Asics Corp.	305,135	4,416
Nichirei Corp.	183,226	4,401
MonotaRO Co. Ltd.	199,564	4,400
Nabtesco Corp.	199,891	4,388
Iida Group Holdings Co. Ltd.	240,307	4,374
Welcia Holdings Co. Ltd.	85,414	4,358

24

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Hino Motors Ltd.	454,685	4,352
Credit Saison Co. Ltd.	273,653	4,346
Sega Sammy Holdings Inc.	336,763	4,324
THK Co. Ltd.	194,524	4,296
Azbil Corp.	229,448	4,274
Tokyo Century Corp.	79,183	4,250
Air Water Inc.	261,618	4,238
Calbee Inc.	127,652	4,235
Sotetsu Holdings Inc.	138,492	4,235
Takara Holdings Inc.	298,062	4,181
Kakaku.com Inc.	229,237	4,152
Ito En Ltd.	97,320	4,143
Relo Group Inc.	175,380	4,133
Hitachi High-Technologies Corp.	110,056	4,130
Sankyu Inc.	86,800	4,091
Shinsei Bank Ltd.	268,524	4,090
DIC Corp.	138,577	4,089
Sundrug Co. Ltd.	112,496	4,088
Miura Co. Ltd.	166,918	4,076
Kaneka Corp.	97,335	4,068
Cosmo Energy Holdings Co. Ltd.	110,543	4,066
Kobe Steel Ltd.	503,818	4,051
K's Holdings Corp.	317,122	4,006
Yamaguchi Financial Group Inc.	379,800	3,999
Sanwa Holdings Corp.	339,707	3,986
AEON Financial Service Co. Ltd.	202,873	3,971
Takashimaya Co. Ltd.	251,313	3,955
Taiyo Nippon Sanso Corp.	244,674	3,932
Hitachi Metals Ltd.	333,819	3,925
Mitsubishi UFJ Lease & Finance Co. Ltd.	759,091	3,901
Ube Industries Ltd.	178,098	3,879
Yamazaki Baking Co. Ltd.	214,644	3,869
Taiyo Yuden Co. Ltd.	190,063	3,827
^ Sharp Corp.	247,467	3,799
Nihon Kohden Corp.	126,850	3,798
Tokyo Tatemono Co. Ltd.	352,516	3,791
Oracle Corp. Japan	55,508	3,757
Nomura Real Estate Holdings Inc.	199,312	3,744
Aeon Mall Co. Ltd.	202,543	3,741
Ain Holdings Inc.	47,298	3,709
Kamigumi Co. Ltd.	178,584	3,685
Izumi Co. Ltd.	67,782	3,680
House Foods Group Inc.	127,607	3,670
Kinden Corp.	226,898	3,638
SCREEN Holdings Co. Ltd.	66,571	3,619
Seino Holdings Co. Ltd.	257,702	3,569
Kagome Co. Ltd.	133,728	3,560
Nippon Electric Glass Co. Ltd.	139,385	3,512
Nippon Kayaku Co. Ltd.	294,377	3,503
Seven Bank Ltd.	1,120,639	3,502
Nippon Shokubai Co. Ltd.	54,026	3,486
SG Holdings Co. Ltd.	138,200	3,479
Tsumura & Co.	111,691	3,474
Benesse Holdings Inc.	124,041	3,459
Yokohama Rubber Co. Ltd.	177,236	3,433
Pola Orbis Holdings Inc.	127,712	3,412
Gunma Bank Ltd.	752,151	3,405
Sumitomo Forestry Co. Ltd.	229,257	3,402
Sankyo Co. Ltd.	88,482	3,378
Bic Camera Inc.	254,252	3,357
NOF Corp.	118,000	3,342
Sawai Pharmaceutical Co. Ltd.	65,728	3,332
Nishi-Nippon Railroad Co. Ltd.	134,113	3,318
Nifco Inc.	145,458	3,315

25

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Capcom Co. Ltd.	158,546	3,305
	Shikoku Electric Power Co. Inc.	262,553	3,295
	Hachijuni Bank Ltd.	778,858	3,290
	DeNA Co. Ltd.	195,407	3,250
	TechnoPro Holdings Inc.	62,100	3,235
	Daiichikosho Co. Ltd.	69,896	3,226
	Shimamura Co. Ltd.	37,675	3,169
	Itochu Techno-Solutions Corp.	165,184	3,133
	Zenkoku Hosho Co. Ltd.	85,854	3,113
	Mabuchi Motor Co. Ltd.	87,208	3,102
	Horiba Ltd.	66,037	3,091
	Hiroshima Bank Ltd.	500,521	3,087
	Rengo Co. Ltd.	353,888	3,085
	Cosmos Pharmaceutical Corp.	14,921	3,050
	SCSK Corp.	71,791	3,042
	Japan Airport Terminal Co. Ltd.	78,737	3,033
	Kaken Pharmaceutical Co. Ltd.	60,465	3,032
	Maruichi Steel Tube Ltd.	103,808	2,991
	Zensho Holdings Co. Ltd.	153,688	2,981
	Nagase & Co. Ltd.	186,069	2,923
	Kyushu Financial Group Inc.	660,630	2,915
	Nippon Paper Industries Co. Ltd.	159,944	2,898
	Penta-Ocean Construction Co. Ltd.	483,300	2,891
	Toyo Tire & Rubber Co. Ltd.	171,887	2,867
	NOK Corp.	198,433	2,855
	Furukawa Electric Co. Ltd.	105,326	2,842
*,^	LINE Corp.	88,169	2,811
	Morinaga & Co. Ltd.	69,400	2,785
	Sugi Holdings Co. Ltd.	60,816	2,785
	Wacoal Holdings Corp.	100,224	2,763
	Iyo Bank Ltd.	465,741	2,762
	PALTAC Corp.	54,200	2,761
	NTT Urban Development Corp.	185,237	2,753
	GMO Payment Gateway Inc.	56,606	2,742
	Fancl Corp.	61,600	2,724
	Toyoda Gosei Co. Ltd.	126,157	2,721
	OSG Corp.	131,826	2,720
	Ariake Japan Co. Ltd.	30,585	2,710
*	Hokuriku Electric Power Co.	290,040	2,702
	Hokuhoku Financial Group Inc.	217,530	2,695
	GS Yuasa Corp.	131,182	2,693
	Mitsui Mining & Smelting Co. Ltd.	94,900	2,689
	Ulvac Inc.	82,000	2,671
	Aica Kogyo Co. Ltd.	89,600	2,667
	Mitsubishi Logistics Corp.	116,093	2,661
	Hitachi Chemical Co. Ltd.	168,349	2,654
	NTN Corp.	722,841	2,644
	Nisshinbo Holdings Inc.	240,066	2,643
	Toda Corp.	392,108	2,639
*	Daishi Hokuetsu Financial Group Inc.	73,319	2,638
	Citizen Watch Co. Ltd.	457,226	2,632
	Chugoku Bank Ltd.	292,663	2,628
	Tokuyama Corp.	117,500	2,628
	Japan Post Insurance Co. Ltd.	109,962	2,619
	ABC-Mart Inc.	44,586	2,607
	77 Bank Ltd.	125,705	2,597
	Nipro Corp.	203,202	2,588
	OKUMA Corp.	51,772	2,585
	Topcon Corp.	175,846	2,555
	Maeda Corp.	224,700	2,539
	DMG Mori Co. Ltd.	175,834	2,537
	Ushio Inc.	209,980	2,534
	TS Tech Co. Ltd.	87,038	2,505
	Nishi-Nippon Financial Holdings Inc.	262,176	2,491

26

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Kyudenko Corp.	67,861	2,469
	Daido Steel Co. Ltd.	59,148	2,435
	Nihon Unisys Ltd.	110,400	2,419
	Acom Co. Ltd.	648,972	2,389
	Zeon Corp.	246,160	2,377
*	Kansai Mirai Financial Group Inc.	306,300	2,369
	NHK Spring Co. Ltd.	274,648	2,352
	Pilot Corp.	42,470	2,346
	Aoyama Trading Co. Ltd.	77,400	2,342
	Japan Steel Works Ltd.	108,450	2,292
	Ibiden Co. Ltd.	184,472	2,278
	Kokuyo Co. Ltd.	144,000	2,273
	H2O Retailing Corp.	145,402	2,259
	Sumitomo Osaka Cement Co. Ltd.	60,420	2,245
	Maruha Nichiro Corp.	61,400	2,223
	Dowa Holdings Co. Ltd.	76,351	2,222
	Fuji Oil Holdings Inc.	76,200	2,198
	Miraca Holdings Inc.	89,916	2,189
	Fukuyama Transporting Co. Ltd.	56,016	2,171
	Glory Ltd.	91,818	2,138
	Shiga Bank Ltd.	91,690	2,127
	Tadano Ltd.	198,124	2,122
	Toyobo Co. Ltd.	148,924	2,117
	Heiwa Corp.	89,815	2,054
	Jafco Co. Ltd.	53,063	2,045
	Open House Co. Ltd.	51,600	2,040
^	Sanrio Co. Ltd.	100,750	2,027
	Shimachu Co. Ltd.	77,291	2,026
	Nippon Gas Co. Ltd.	66,900	2,024
	Fujikura Ltd.	467,196	2,015
	FP Corp.	39,023	2,000
	Sapporo Holdings Ltd.	107,231	1,989
	Yaoko Co. Ltd.	36,300	1,985
	Sumitomo Bakelite Co. Ltd.	54,800	1,979
	Lintec Corp.	83,599	1,979
	Tokai Tokyo Financial Holdings Inc.	382,728	1,976
	San-In Godo Bank Ltd.	255,915	1,942
	Kusuri no Aoki Holdings Co. Ltd.	27,012	1,941
	Hitachi Transport System Ltd.	73,698	1,892
*,^	Kawasaki Kisen Kaisha Ltd.	140,382	1,871
	Ci:z Holdings Co. Ltd.	36,100	1,871
	Morinaga Milk Industry Co. Ltd.	70,000	1,866
	Hitachi Capital Corp.	76,099	1,866
^	Kyoritsu Maintenance Co. Ltd.	41,700	1,853
	Takara Bio Inc.	78,100	1,842
	Fuyo General Lease Co. Ltd.	32,500	1,805
	Kandenko Co. Ltd.	176,828	1,801
	Maeda Road Construction Co. Ltd.	98,197	1,789
	Hokkaido Electric Power Co. Inc.	304,126	1,775
	Matsui Securities Co. Ltd.	174,060	1,774
	Toyota Boshoku Corp.	104,525	1,743
	Awa Bank Ltd.	63,854	1,738
	Mochida Pharmaceutical Co. Ltd.	21,922	1,733
	Resorttrust Inc.	112,326	1,730
	KYORIN Holdings Inc.	78,970	1,725
	Leopalace21 Corp.	407,438	1,697
	NS Solutions Corp.	56,121	1,675
	Autobacs Seven Co. Ltd.	103,995	1,674
^	Shochiku Co. Ltd.	17,034	1,660
	Megmilk Snow Brand Co. Ltd.	70,869	1,658
	HIS Co. Ltd.	53,888	1,641
	Keiyo Bank Ltd.	223,342	1,629
	Koei Tecmo Holdings Co. Ltd.	101,060	1,600
	Yamato Kogyo Co. Ltd.	58,599	1,544

27

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Kissei Pharmaceutical Co. Ltd.	53,628	1,541
	GMO internet Inc.	106,500	1,522
	Tokai Rika Co. Ltd.	82,979	1,513
^	Orient Corp.	964,987	1,509
	Canon Marketing Japan Inc.	77,056	1,458
	North Pacific Bank Ltd.	476,768	1,430
	Itoham Yonekyu Holdings Inc.	225,590	1,421
^	Suruga Bank Ltd.	301,090	1,420
	Fujitsu General Ltd.	93,730	1,404
	Shima Seiki Manufacturing Ltd.	52,000	1,402
	Nippo Corp.	85,359	1,399
	Nippon Television Holdings Inc.	85,700	1,367
*,^	Aiful Corp.	503,479	1,328
	Chiyoda Corp.	266,303	1,325
	Benefit One Inc.	51,400	1,325
	Exedy Corp.	53,216	1,311
	Fuji Media Holdings Inc.	80,000	1,298
	Daikyo Inc.	48,694	1,278
	Toshiba Plant Systems & Services Corp.	61,300	1,253
	Komeri Co. Ltd.	47,121	1,221
^	GungHo Online Entertainment Inc.	641,357	1,159
	Ichigo Inc.	342,216	1,117
	Japan Petroleum Exploration Co. Ltd.	53,258	1,113
	Tokyo Broadcasting System Holdings Inc.	59,579	1,103
	Noevir Holdings Co. Ltd.	25,400	1,080
	OBIC Business Consultants Co. Ltd.	12,842	1,026
	Japan Aviation Electronics Industry Ltd.	76,747	1,016
	Nisshin Steel Co. Ltd.	76,286	996
^	ASKUL Corp.	35,369	977
	SKY Perfect JSAT Holdings Inc.	209,772	931
	Nissan Shatai Co. Ltd.	108,847	877
	Gree Inc.	180,557	756
	TV Asahi Holdings Corp.	36,641	684
	Toppan Forms Co. Ltd.	70,373	640
	Mitsubishi Shokuhin Co. Ltd.	24,208	624
*	Aplus Financial Co. Ltd.	245,386	228
	COLOPL Inc.	3,346	21
*	Mitsui E&S Holdings Co. Ltd.	937	16
*	Japan Display Inc.	7,900	8
	Juroku Bank Ltd.	71	2
			6,206,443
Kuwait (0.1%)
*	National Bank of Kuwait SAKP	2,603,186	7,041
*	Kuwait Finance House KSCP	2,630,904	5,085
*	Mobile Telecommunications Co. KSC	1,798,259	2,636
	Agility Public Warehousing Co. KSC	706,904	1,929
*	Boubyan Petrochemicals Co. KSCP	328,239	1,101
*	Boubyan Bank KSCP	596,325	1,032
*	Humansoft Holding Co. KSC	91,423	917
			19,741
Luxembourg (0.0%)
	Tenaris SA ADR	105,043	3,070

Malaysia (0.7%)
	Public Bank Bhd. (Local)	5,295,824	31,152
	Tenaga Nasional Bhd.	6,799,600	23,902
	Malayan Banking Bhd.	10,050,500	22,812
	CIMB Group Holdings Bhd.	11,362,800	15,548
	Petronas Chemicals Group Bhd.	4,878,568	10,908
	Sime Darby Plantation Bhd.	6,152,605	7,744
	Genting Bhd.	3,999,800	7,019
	DiGi.Com Bhd.	6,246,766	6,437
	Dialog Group Bhd.	7,919,700	6,415
	Axiata Group Bhd.	7,674,924	6,259

28

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	IOI Corp. Bhd.	5,436,765	5,848
	Maxis Bhd.	4,668,100	5,837
	Petronas Gas Bhd.	1,321,650	5,781
	IHH Healthcare Bhd.	4,746,500	5,673
	Hong Leong Bank Bhd.	1,074,200	5,319
	Genting Malaysia Bhd.	4,795,400	5,151
	Kuala Lumpur Kepong Bhd.	790,300	4,706
	PPB Group Bhd.	1,142,160	4,577
	Hartalega Holdings Bhd.	2,485,900	3,719
	Press Metal Aluminium Holdings Bhd.	3,093,400	3,581
	Nestle Malaysia Bhd.	104,000	3,575
	MISC Bhd.	2,441,623	3,555
	Sime Darby Bhd.	6,029,605	3,172
	Petronas Dagangan Bhd.	494,500	3,078
	Malaysia Airports Holdings Bhd.	1,511,800	3,005
	AMMB Holdings Bhd.	3,268,900	2,971
	HAP Seng Consolidated Bhd.	1,099,100	2,586
	RHB Bank Bhd. (Ordinary Shares)	1,925,700	2,409
	IJM Corp. Bhd.	5,483,840	2,138
	Gamuda Bhd.	3,723,600	2,130
	YTL Corp. Bhd.	7,865,066	1,996
	Alliance Bank Malaysia Bhd.	1,908,600	1,808
	British American Tobacco Malaysia Bhd.	239,600	1,780
	Hong Leong Financial Group Bhd.	384,435	1,690
	AirAsia Group Bhd.	2,533,600	1,592
	Westports Holdings Bhd.	1,781,196	1,453
	KLCCP Stapled Group Bhd.	765,400	1,402
	Sime Darby Property Bhd.	5,961,305	1,392
	YTL Power International Bhd.	5,187,711	1,179
	Telekom Malaysia Bhd.	1,976,100	1,125
	FGV Holdings Bhd.	3,173,600	1,063
	IOI Properties Group Bhd.	3,209,700	1,005
2	Astro Malaysia Holdings Bhd.	2,650,368	856
*	Sapura Energy Bhd.	8,138,696	659
*	Bumi Armada Bhd.	5,785,400	559
	UEM Sunrise Bhd.	2,761,900	453
	MMC Corp. Bhd.	1,508,900	386
	UMW Holdings Bhd.	7,200	8
§	RHB Bank Bhd.	1,187,500	3
			237,416
Malta (0.0%)
*,§	BGP Holdings PLC	3,738,510	—

Mexico (0.7%)
	America Movil SAB de CV	47,264,183	34,227
	Fomento Economico Mexicano SAB de CV	3,620,612	30,780
	Grupo Financiero Banorte SAB de CV	4,840,866	26,634
	Wal-Mart de Mexico SAB de CV	8,881,061	22,682
	Grupo Mexico SAB de CV Class B	6,174,036	14,246
	Grupo Televisa SAB	4,307,042	12,417
	Grupo Bimbo SAB de CV Class A	4,174,652	7,820
*	Cemex SAB de CV ADR	1,341,915	6,763
*	Cemex SAB de CV	12,875,982	6,427
	Grupo Aeroportuario del Sureste SAB de CV Class B	353,422	5,875
	Alfa SAB de CV Class A	5,329,235	5,617
	Fibra Uno Administracion SA de CV	5,151,198	5,536
	Grupo Aeroportuario del Pacifico SAB de CV Class B	613,763	5,078
	Grupo Financiero Inbursa SAB de CV	3,914,536	5,074
	Coca-Cola Femsa SAB de CV	883,346	5,038
	Grupo Elektra SAB DE CV	110,360	4,671
	Mexichem SAB de CV	1,756,798	4,641
	Gruma SAB de CV Class B	353,495	3,689
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	2,897,464	3,613
	Infraestructura Energetica Nova SAB de CV	877,260	3,439

29

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Promotora y Operadora de Infraestructura SAB de CV	376,052	3,422
	Arca Continental SAB de CV	671,590	3,377
	Industrias Penoles SAB de CV	210,580	2,968
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	547,776	2,866
	Grupo Carso SAB de CV	819,680	2,412
2	Banco del Bajio SA	1,200,100	2,359
	Alsea SAB de CV	893,410	2,284
	Megacable Holdings SAB de CV	510,729	2,265
	El Puerto de Liverpool SAB de CV	336,297	2,131
	Kimberly-Clark de Mexico SAB de CV Class A	1,421,251	2,049
*	Regional SAB de CV	390,200	1,900
*	Telesites SAB de CV	2,182,083	1,346
	Becle SAB de CV	933,700	1,147
2	GMexico Transportes SAB de CV	736,900	1,009
	Industrias Bachoco SAB de CV Class B	272,288	999
	Grupo Comercial Chedraui SA de CV	518,255	916
	Grupo Lala SAB de CV	973,548	851
*	Alpek SAB de CV	617,867	813
2	Nemak SAB de CV	1,013,599	738
	OHL Mexico SAB de CV	436,700	600
*	Organizacion Soriana SAB de CV Class B	415,471	542
	Concentradora Fibra Danhos SA de CV	378,573	499
*	Industrias CH SAB de CV Class B	137,634	494
*	Grupo Simec SAB de CV Class B	46,940	127
	Promotora y Operadora de Infraestructura SAB de CV Class L	4,991	34
	Gentera SAB de CV	7,062	6
			252,421
Netherlands (2.3%)
	Unilever NV	2,614,546	140,494
	ASML Holding NV	699,838	120,544
	ING Groep NV	6,708,609	79,370
	Koninklijke Philips NV	1,596,715	59,551
	Koninklijke Ahold Delhaize NV	2,034,996	46,582
	Heineken NV	406,537	36,575
	Akzo Nobel NV	435,121	36,535
*	Unibail-Rodamco-Westfield	170,278	30,814
	Wolters Kluwer NV	477,445	27,088
	Koninklijke DSM NV	301,110	26,290
	ArcelorMittal	1,039,161	25,930
	NN Group NV	572,830	24,596
	Aegon NV	3,022,405	18,535
2	ABN AMRO Group NV	713,319	17,496
	Heineken Holding NV	182,830	15,814
	Koninklijke KPN NV	5,721,590	15,097
*	Unibail-Rodamco-Westfield CDI	60,985	11,071
	ASR Nederland NV	240,319	10,910
	Randstad NV	190,306	9,575
*	Gemalto NV	143,135	8,164
	Aalberts Industries NV	167,293	6,133
	Koninklijke Vopak NV	115,520	5,224
2	Signify NV	192,896	4,752
*	OCI NV	163,850	4,656
^	Boskalis Westminster	135,608	3,899
*,^	ALTICE EUROPE NV	982,232	2,337
2	GrandVision NV	83,171	2,097
*	ALTICE EUROPE NV Class B	84,180	201
			790,330
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	978,702	8,706
*	a2 Milk Co. Ltd.	1,249,282	8,572
	Spark New Zealand Ltd.	3,202,045	8,270
	Auckland International Airport Ltd.	1,628,552	7,448
*	Fletcher Building Ltd.	1,475,984	5,846
	Ryman Healthcare Ltd.	698,571	5,535

30

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Contact Energy Ltd.	1,233,343	4,509
Meridian Energy Ltd.	2,108,318	4,325
SKYCITY Entertainment Group Ltd.	1,155,043	2,893
Mercury NZ Ltd.	1,120,977	2,492
Kiwi Property Group Ltd.	2,413,480	2,072
Air New Zealand Ltd.	857,056	1,567
SKY Network Television Ltd.	4,575	7
		62,242
Norway (0.5%)
Equinor ASA	1,689,652	43,705
DNB ASA	1,820,609	32,892
^ Telenor ASA	1,148,788	21,063
Marine Harvest ASA	699,194	16,928
Yara International ASA	301,487	12,947
Norsk Hydro ASA	2,305,369	11,955
Orkla ASA	1,349,007	11,641
Aker BP ASA	186,123	6,104
Subsea 7 SA	442,445	5,553
Schibsted ASA Class B	169,614	5,367
Schibsted ASA Class A	136,141	4,712
Gjensidige Forsikring ASA	283,842	4,392
Aker ASA	41,308	3,138
		180,397
Pakistan (0.0%)
Pakistan Petroleum Ltd.	1,015,680	1,430
Habib Bank Ltd.	1,191,606	1,310
Oil & Gas Development Co. Ltd.	1,038,800	1,244
Fauji Fertilizer Co. Ltd.	1,134,600	842
* National Bank of Pakistan	889,000	324
		5,150
Peru (0.1%)
Credicorp Ltd. (Lima Shares)	64,722	14,563
Credicorp Ltd.	50,332	11,360
Cia de Minas Buenaventura SAA ADR	360,464	4,989
Volcan Cia Minera SAA Class B	4,121,710	758
		31,670
Philippines (0.3%)
SM Investments Corp.	834,959	14,075
SM Prime Holdings Inc.	15,611,437	9,870
Ayala Land Inc.	12,077,157	8,961
BDO Unibank Inc.	3,409,810	7,811
Ayala Corp.	427,573	7,361
PLDT Inc.	200,312	5,169
Bank of the Philippine Islands	3,043,572	4,680
Universal Robina Corp.	1,508,309	3,669
Jollibee Foods Corp.	696,395	3,596
Metropolitan Bank & Trust Co.	2,731,166	3,351
International Container Terminal Services Inc.	1,874,644	3,173
Manila Electric Co.	449,401	3,093
JG Summit Holdings Inc.	2,569,369	2,275
GT Capital Holdings Inc.	158,294	2,250
Aboitiz Equity Ventures Inc.	2,551,355	2,244
Metro Pacific Investments Corp.	23,968,500	2,153
Globe Telecom Inc.	49,799	1,946
Aboitiz Power Corp.	2,627,332	1,656
DMCI Holdings Inc.	6,888,996	1,654
Megaworld Corp.	19,550,706	1,613
* Alliance Global Group Inc.	6,981,299	1,487
LT Group Inc.	4,846,041	1,314
Semirara Mining & Power Corp. Class A	1,973,684	1,032
Bloomberry Resorts Corp.	5,774,450	908
Petron Corp.	4,417,873	669
		96,010

31

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,474,757	15,316
	Polski Koncern Naftowy ORLEN SA	535,470	12,877
	Powszechny Zaklad Ubezpieczen SA	972,802	9,914
	Bank Polska Kasa Opieki SA	273,819	7,465
*	KGHM Polska Miedz SA	233,258	5,273
*	Polskie Gornictwo Naftowe i Gazownictwo SA	2,939,397	4,795
*	CD Projekt SA	107,247	4,415
	Santander Bank Polska SA	49,548	4,390
*	PGE Polska Grupa Energetyczna SA	1,253,423	3,430
	Grupa Lotos SA	167,155	3,014
	LPP SA	1,431	2,926
*	Cyfrowy Polsat SA	452,167	2,600
	mBank SA	21,631	2,104
*,2	Dino Polska SA	83,506	1,835
	Bank Handlowy w Warszawie SA	815	15
*	Alior Bank SA	976	15
*	Bank Millennium SA	4,847	11
	Asseco Poland SA	592	7
2	PLAY Communications SA	717	3
	Eurocash SA	218	1
*	Orange Polska SA	652	1
	CCC SA	11	—
	Budimex SA	10	—
			80,407
Portugal (0.1%)
	Galp Energia SGPS SA	889,995	15,476
	EDP - Energias de Portugal SA	3,901,623	13,707
	Jeronimo Martins SGPS SA	416,705	5,115
	EDP Renovaveis SA	258,279	2,320
*	Banco Espirito Santo SA	3,873,216	13
			36,631
Qatar (0.3%)
	Qatar National Bank QPSC	763,836	40,886
	Industries Qatar QSC	346,245	13,323
	Qatar Islamic Bank SAQ	202,195	8,495
	Masraf Al Rayan QSC	626,956	6,539
	Qatar Electricity & Water Co. QSC	86,244	4,449
	Commercial Bank PQSC	339,674	3,862
	Barwa Real Estate Co.	324,809	3,333
	Ooredoo QPSC	140,799	2,668
	Qatar Gas Transport Co. Ltd.	461,112	2,206
	Qatar Navigation QSC	93,327	1,822
	Doha Bank QPSC	258,200	1,560
*	Vodafone Qatar QSC	549,085	1,238
	Qatar International Islamic Bank QSC	66,078	1,126
	United Development Co. QSC	291,153	1,118
*	Ezdan Holding Group QSC	264,051	794
*	Gulf International Services QSC	152,619	753
	Al Meera Consumer Goods Co. QSC	8,416	337
	Qatar Insurance Co. SAQ	915	9
			94,518
Russia (0.9%)
	Lukoil PJSC ADR	742,267	55,343
	Sberbank of Russia PJSC	12,837,796	36,899
	Gazprom PJSC ADR	7,257,642	34,318
	Novatek PJSC	1,836,075	29,241
	Tatneft PJSC ADR	409,797	28,764
	Sberbank of Russia PJSC ADR	1,260,924	14,837
	Rosneft Oil Co. PJSC GDR	1,876,853	13,150
	MMC Norilsk Nickel PJSC ADR	747,933	12,383
	Gazprom PJSC	3,443,247	8,112
	Surgutneftegas OAO Preference Shares	12,772,300	7,379
	AK Transneft OAO Preference Shares	2,658	6,900

32

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Alrosa PJSC	4,256,300	6,455
Magnit PJSC GDR	484,559	6,454
Severstal PJSC GDR	312,475	4,850
LUKOIL PJSC	63,859	4,787
Surgutneftegas PJSC ADR	1,187,986	4,721
Mobile TeleSystems PJSC	1,071,502	4,203
Inter RAO UES PJSC	60,581,300	3,665
Novolipetsk Steel PJSC	1,482,233	3,610
Moscow Exchange MICEX-RTS PJSC	2,454,154	3,271
VTB Bank PJSC GDR	2,300,991	2,897
Mobile TeleSystems PJSC ADR	331,569	2,656
Polyus PJSC GDR	74,673	2,301
PhosAgro PJSC GDR	175,962	2,299
VTB Bank PJSC	4,030,378,867	2,240
Magnitogorsk Iron & Steel Works PJSC	3,002,648	2,183
Tatneft PJSC	158,930	1,879
RusHydro PJSC	198,154,634	1,654
Tatneft PAO Preference Shares	171,280	1,364
Federal Grid Co. Unified Energy System PJSC	450,626,667	1,047
Safmar Financial Investment	112,110	1,029
Aeroflot PJSC	678,191	1,001
Rosneft Oil Co. PJSC	136,080	949
Bashneft PAO Preference Shares	33,136	913
Rostelecom PJSC	790,068	840
MMC Norilsk Nickel PJSC	4,815	804
Rostelecom PJSC ADR	118,592	778
Unipro PJSC	18,049,100	742
* RussNeft PJSC	74,191	628
Magnit PJSC	11,023	601
* Uralkali PJSC	452,680	579
Surgutneftegas PJSC	1,328,600	534
ROSSETI PJSC	48,484,896	495
TMK PJSC	528,970	491
Sistema PJSFC GDR	191,390	443
Mosenergo PJSC	13,331,000	390
Sistema PJSFC	986,400	117
Novatek PJSC GDR	544	92
LSR Group PJSC GDR	16,276	30
Novorossiysk Commercial Sea Port PJSC	109,000	10
* Mechel PJSC	6,352	9
		321,337
Singapore (0.8%)
DBS Group Holdings Ltd.	3,091,648	52,457
Oversea-Chinese Banking Corp. Ltd.	5,631,811	43,750
United Overseas Bank Ltd.	2,205,750	38,999
Singapore Telecommunications Ltd.	12,808,496	29,257
Keppel Corp. Ltd.	2,492,079	11,166
CapitaLand Ltd.	4,376,641	9,941
Wilmar International Ltd.	3,392,007	7,748
Ascendas REIT	4,171,587	7,596
Singapore Exchange Ltd.	1,444,358	7,145
Singapore Technologies Engineering Ltd.	2,600,622	6,674
Genting Singapore Ltd.	10,057,664	6,400
CapitaLand Mall Trust	3,961,851	6,034
Singapore Airlines Ltd.	869,824	5,963
ComfortDelGro Corp. Ltd.	3,508,349	5,713
Singapore Press Holdings Ltd.	2,738,557	5,248
CapitaLand Commercial Trust	4,037,551	5,045
Venture Corp. Ltd.	441,151	4,884
City Developments Ltd.	799,361	4,568
Suntec REIT	3,330,972	4,263
SATS Ltd.	1,073,015	3,862
Jardine Cycle & Carriage Ltd.	168,639	3,693
UOL Group Ltd.	839,567	3,657

33

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Sembcorp Industries Ltd.	1,551,591	3,168
	Hutchison Port Holdings Trust	8,568,908	2,108
	Golden Agri-Resources Ltd.	10,871,501	2,004
	Singapore Post Ltd.	2,606,164	1,962
^	Sembcorp Marine Ltd.	1,410,477	1,625
	StarHub Ltd.	978,937	1,330
	M1 Ltd.	600,743	915
	Wing Tai Holdings Ltd.	639,240	891
	SIA Engineering Co. Ltd.	405,309	828
	Frasers Property Ltd.	583,000	665
			289,559
South Africa (1.5%)
	Naspers Ltd.	734,323	128,801
	Sasol Ltd.	909,336	29,717
	Standard Bank Group Ltd.	2,201,380	24,390
	FirstRand Ltd.	5,478,144	23,927
	MTN Group Ltd.	3,105,754	18,035
	Sanlam Ltd.	3,008,794	15,150
	Absa Group Ltd.	1,232,889	12,458
	Old Mutual Ltd. (London Shares)	8,205,512	12,371
	Remgro Ltd.	906,039	11,680
	Bid Corp. Ltd.	576,509	10,795
	Nedbank Group Ltd.	638,378	10,792
	Shoprite Holdings Ltd.	776,705	9,482
	Vodacom Group Ltd.	1,036,819	8,743
	Growthpoint Properties Ltd.	5,107,430	7,842
	Bidvest Group Ltd.	588,192	7,340
	Aspen Pharmacare Holdings Ltd.	643,095	6,801
	AngloGold Ashanti Ltd.	691,568	6,731
	Mr Price Group Ltd.	424,582	6,648
	Discovery Ltd.	591,303	6,346
	Capitec Bank Holdings Ltd.	90,463	6,077
	Redefine Properties Ltd.	8,982,047	5,838
	RMB Holdings Ltd.	1,134,919	5,732
	Woolworths Holdings Ltd.	1,630,644	5,631
	Sappi Ltd.	951,239	5,345
	Clicks Group Ltd.	418,610	5,333
	NEPI Rockcastle plc	584,184	5,047
	Tiger Brands Ltd.	274,758	4,921
	Mondi Ltd.	200,265	4,793
	Exxaro Resources Ltd.	428,263	4,380
	Foschini Group Ltd.	392,262	4,294
	Netcare Ltd.	2,482,420	4,167
	PSG Group Ltd.	277,610	4,140
	Truworths International Ltd.	730,837	4,003
	SPAR Group Ltd.	331,972	3,958
	Life Healthcare Group Holdings Ltd.	2,353,606	3,908
	AVI Ltd.	567,543	3,848
	Gold Fields Ltd.	1,386,918	3,667
	Anglo American Platinum Ltd.	103,092	3,356
	Investec Ltd.	508,481	3,157
	Imperial Holdings Ltd.	273,460	3,034
	Barloworld Ltd.	362,257	2,953
	Rand Merchant Investment Holdings Ltd.	1,185,323	2,754
	Pick n Pay Stores Ltd.	589,748	2,726
	Hyprop Investments Ltd.	426,973	2,613
*,^	Sibanye Gold Ltd.	3,068,145	2,135
*	MMI Holdings Ltd.	1,750,744	2,123
*	Impala Platinum Holdings Ltd.	1,134,102	2,084
	Fortress REIT Ltd. Class A	1,728,803	1,983
	Telkom SA SOC Ltd.	498,109	1,813
	Vukile Property Fund Ltd.	1,275,698	1,758
*	Super Group Ltd.	643,584	1,744
	Resilient REIT Ltd.	427,756	1,736

34

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Kumba Iron Ore Ltd.	87,379	1,713
	KAP Industrial Holdings Ltd.	3,234,541	1,709
	JSE Ltd.	143,375	1,593
*	Northam Platinum Ltd.	589,128	1,554
	Coronation Fund Managers Ltd.	455,174	1,516
	Liberty Holdings Ltd.	204,398	1,499
	Reunert Ltd.	275,097	1,486
	African Rainbow Minerals Ltd.	174,613	1,478
*,2	Pepkor Holdings Ltd.	1,187,984	1,473
	Santam Ltd.	68,866	1,444
	Fortress REIT Ltd. Class B	1,461,343	1,428
*	Brait SE	555,354	1,390
*	Harmony Gold Mining Co. Ltd.	743,738	1,389
	Pioneer Foods Group Ltd.	251,807	1,384
2	Dis-Chem Pharmacies Ltd.	669,451	1,312
	Attacq Ltd.	1,292,981	1,276
	Tsogo Sun Holdings Ltd.	909,302	1,247
	AECI Ltd.	191,449	1,232
	Assore Ltd.	58,044	1,216
	Massmart Holdings Ltd.	173,834	1,129
*	Nampak Ltd.	1,088,567	1,098
*	Famous Brands Ltd.	151,076	1,075
	Omnia Holdings Ltd.	111,780	881
	MAS Real Estate Inc.	577,991	826
	Tongaat Hulett Ltd.	186,538	718
*,^	Curro Holdings Ltd.	301,879	490
	Oceana Group Ltd.	62,933	372
*	Grindrod Ltd.	723,190	325
	Old Mutual Ltd.	147,844	227
*	Grindrod Shipping Holdings Ltd.	18,079	118
	EOH Holdings Ltd.	1,008	2
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	1
*	Steinhoff International Holdings NV	2,822	—
			513,701
South Korea (3.2%)
	Samsung Electronics Co. Ltd. GDR	233,364	217,977
	Samsung Electronics Co. Ltd.	2,358,952	88,309
	SK Hynix Inc.	924,531	55,680
	Samsung Electronics Co. Ltd. Preference Shares	1,423,050	44,898
*,^	Celltrion Inc.	133,485	25,538
	POSCO ADR	423,827	24,421
	LG Chem Ltd.	79,313	24,236
	NAVER Corp.	230,430	23,205
	Hyundai Motor Co.	236,269	22,130
	KB Financial Group Inc. ADR	471,419	19,587
	SK Innovation Co. Ltd.	103,541	19,432
^	Shinhan Financial Group Co. Ltd. ADR	513,447	19,003
	Samsung SDI Co. Ltd.	90,085	18,734
	Hyundai Mobis Co. Ltd.	111,778	18,672
	Hana Financial Group Inc.	508,431	17,127
	KT&G Corp.	189,786	16,924
	LG Household & Health Care Ltd.	15,256	14,030
	Samsung Fire & Marine Insurance Co. Ltd.	56,705	13,875
	Samsung C&T Corp.	144,224	13,803
	SK Holdings Co. Ltd.	56,934	13,109
	Woori Bank	873,262	12,100
	NCSoft Corp.	29,372	11,101
	Kia Motors Corp.	442,056	11,050
	LG Electronics Inc.	186,104	10,404
	Shinhan Financial Group Co. Ltd.	267,356	9,958
^	Samsung Electro-Mechanics Co. Ltd.	94,758	9,891
	Samsung SDS Co. Ltd.	54,145	9,210
	LG Corp.	154,773	9,017
	Samsung Life Insurance Co. Ltd.	109,111	8,828

35

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	KB Financial Group Inc.	193,558	8,061
*	Hyundai Heavy Industries Co. Ltd.	71,714	7,889
*,2	Samsung Biologics Co. Ltd.	22,719	7,776
	S-Oil Corp.	69,364	7,569
	Amorepacific Corp.	55,223	7,461
	SK Telecom Co. Ltd. ADR	274,420	7,110
	Kakao Corp.	87,712	7,090
	E-MART Inc.	34,232	6,158
^	Korea Electric Power Corp. ADR	501,372	5,996
	Coway Co. Ltd.	95,535	5,895
	Industrial Bank of Korea	445,833	5,822
	Lotte Chemical Corp.	24,995	5,775
*	Hyundai Heavy Industries Holdings Co. Ltd.	17,664	5,551
	Korea Zinc Co. Ltd.	16,625	5,545
	LG Display Co. Ltd.	378,291	5,520
*,^	SillaJen Inc.	89,361	5,435
	DB Insurance Co. Ltd.	80,049	5,046
	Hyundai Engineering & Construction Co. Ltd.	123,891	5,007
*,^	Celltrion Healthcare Co. Ltd.	87,360	4,898
	POSCO	21,001	4,807
	Korea Electric Power Corp.	196,436	4,692
	LG Uplus Corp.	327,692	4,657
	Hyundai Steel Co.	126,861	4,655
	Hankook Tire Co. Ltd.	126,185	4,589
*	Samsung Heavy Industries Co. Ltd.	742,700	4,557
	Kangwon Land Inc.	179,712	4,551
*	Samsung Engineering Co. Ltd.	268,992	4,342
	Mirae Asset Daewoo Co. Ltd.	741,683	4,209
^	Lotte Corp.	100,411	4,201
	Hanmi Pharm Co. Ltd.	11,721	4,022
	Hyundai Motor Co. 2nd Preference Shares	61,915	3,854
	CJ CheilJedang Corp.	13,450	3,837
	Hyundai Marine & Fire Insurance Co. Ltd.	103,509	3,808
	CJ ENM Co. Ltd.	18,311	3,643
	GS Holdings Corp.	85,146	3,634
^	GS Engineering & Construction Corp.	96,934	3,574
	Korea Investment Holdings Co. Ltd.	64,826	3,390
	Hotel Shilla Co. Ltd.	52,803	3,328
	BNK Financial Group Inc.	486,885	3,252
	Lotte Shopping Co. Ltd.	19,044	3,251
	Hyundai Glovis Co. Ltd.	31,434	3,156
	Orion Corp.	36,757	3,077
	Daelim Industrial Co. Ltd.	45,868	3,071
^,2	Netmarble Corp.	30,085	2,972
*	Korea Aerospace Industries Ltd.	109,715	2,795
	S-1 Corp.	32,150	2,723
	AMOREPACIFIC Group	49,206	2,697
	Shinsegae Inc.	11,809	2,696
	Hanon Systems	272,279	2,626
	Samsung Securities Co. Ltd.	104,645	2,472
	NH Investment & Securities Co. Ltd.	217,320	2,333
	OCI Co. Ltd.	30,968	2,327
	Cheil Worldwide Inc.	115,601	2,307
	Kumho Petrochemical Co. Ltd.	29,676	2,254
*	HDC Hyundai Development Co-Engineering & Construction	56,370	2,185
	SK Telecom Co. Ltd.	9,146	2,149
	LG Household & Health Care Ltd. Preference Shares	3,326	2,138
	DGB Financial Group Inc.	256,393	2,121
*	Korea Gas Corp.	45,210	2,074
	Yuhan Corp.	14,047	2,071
	KCC Corp.	9,222	2,005
	Hanwha Chemical Corp.	140,050	1,994
	Hyundai Motor Co. Preference Shares	33,887	1,985
	CJ Corp.	20,572	1,978

36

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	LG Chem Ltd. Preference Shares	11,135	1,957
	Hyundai Department Store Co. Ltd.	25,184	1,926
	Korean Air Lines Co. Ltd.	79,408	1,922
	Hanwha Life Insurance Co. Ltd.	458,203	1,807
*,^	CJ Logistics Corp.	12,617	1,760
	Hanwha Corp.	70,563	1,748
	BGF retail Co. Ltd.	10,565	1,563
*,^	Doosan Infracore Co. Ltd.	225,037	1,530
*	Hanwha Aerospace Co. Ltd.	60,363	1,514
	Samsung Card Co. Ltd.	50,673	1,497
^	Mando Corp.	55,050	1,481
	GS Retail Co. Ltd.	45,028	1,422
*	Hyundai Mipo Dockyard Co. Ltd.	16,795	1,393
	Amorepacific Corp. Preference Shares	16,417	1,303
	Hanmi Science Co. ltd	22,198	1,303
	Posco Daewoo Corp.	82,292	1,295
	LS Corp.	28,811	1,282
	Ottogi Corp.	2,122	1,230
*	Daewoo Engineering & Construction Co. Ltd.	302,532	1,208
^	Paradise Co. Ltd.	75,316	1,190
*	Doosan Heavy Industries & Construction Co. Ltd.	117,038	1,131
	HDC Holdings Co. Ltd.	74,604	1,107
	LOTTE Fine Chemical Co. Ltd.	29,162	1,049
	NongShim Co. Ltd.	5,263	1,009
	Doosan Corp.	9,108	960
	SKC Co. Ltd.	32,013	936
	SK Networks Co. Ltd.	247,553	928
	KEPCO Plant Service & Engineering Co. Ltd.	36,315	880
	Dongsuh Cos. Inc.	49,443	811
*	Hyosung TNC Co. Ltd.	4,865	749
^	Hite Jinro Co. Ltd.	51,243	710
^	Hanssem Co. Ltd.	16,373	704
^	Hyosung Corp.	15,508	701
*,^	Hyundai Construction Equipment Co. Ltd.	10,545	695
	Hyundai Wia Corp.	26,670	695
*	NHN Entertainment Corp.	16,358	660
	Lotte Chilsung Beverage Co. Ltd.	547	657
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	4,175	653
	LG Electronics Inc. Preference Shares	22,942	521
*	Hyosung Advanced Materials Corp.	5,036	465
	Hanwha Corp. Preference Shares	37,363	439
*	Hyosung Chemical Corp.	3,586	414
*	Hyosung Heavy Industries Corp.	10,482	390
	BGF Co. Ltd.	45,435	298
^	CJ CheilJedang Corp. Preference Shares	1,801	188
			1,112,993
Spain (2.0%)
	Banco Santander SA	27,677,254	131,688
*	Iberdrola SA	10,307,727	72,936
	Telefonica SA	7,808,833	64,057
	Banco Bilbao Vizcaya Argentaria SA	11,464,460	63,274
	Amadeus IT Group SA	710,684	57,228
^	Industria de Diseno Textil SA	1,807,875	50,955
*	Repsol SA	2,079,066	37,151
	CaixaBank SA	6,182,404	25,019
2	Aena SME SA	109,886	17,558
*	Ferrovial SA	821,013	16,438
	Grifols SA	574,410	16,365
*	ACS Actividades de Construccion y Servicios SA	424,367	15,889
	Red Electrica Corp. SA	746,271	15,453
	Naturgy Energy Group SA	528,951	13,000
	Banco de Sabadell SA	9,722,236	12,800
	Endesa SA	546,241	11,421
	Enagas SA	392,635	10,410

37

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Bankinter SA	1,189,179	9,743
	Grifols SA Preference Shares	447,052	9,290
	Merlin Properties Socimi SA	578,155	7,244
2	Cellnex Telecom SA	283,309	7,048
	Bankia SA	2,103,150	6,606
	Inmobiliaria Colonial Socimi SA	516,229	5,183
	Mapfre SA	1,701,761	5,085
*,^	Siemens Gamesa Renewable Energy SA	382,363	4,235
	Acerinox SA	293,268	3,277
	Grupo Catalana Occidente SA	75,999	3,139
^	Acciona SA	35,892	3,028
	Zardoya Otis SA	302,331	2,070
	Mediaset Espana Comunicacion SA	302,473	2,057
	Corp Financiera Alba SA	34,407	1,654
*	Fomento de Construcciones y Contratas SA	122,587	1,631
	Distribuidora Internacional de Alimentacion SA	4,433	3
			702,935
Sweden (1.9%)
*	Nordea Bank Abp	5,471,296	47,550
	Telefonaktiebolaget LM Ericsson Class B	5,176,515	45,071
	Swedbank AB Class A	1,723,131	38,761
	Volvo AB Class B	2,572,426	38,417
	Investor AB Class B	885,934	38,384
	Assa Abloy AB Class B	1,581,544	31,458
	Sandvik AB	1,853,576	29,303
	Svenska Handelsbanken AB Class A	2,544,259	27,656
^	Hennes & Mauritz AB Class B	1,509,597	26,664
*	Atlas Copco AB Class A	1,078,251	26,656
	Skandinaviska Enskilda Banken AB Class A	2,476,957	25,633
	Essity AB Class B	1,046,409	23,881
^	Telia Co. AB	4,679,899	21,067
	Hexagon AB Class B	429,270	21,010
	Swedish Match AB	300,192	15,291
*	Atlas Copco AB Class B	654,215	14,984
	Alfa Laval AB	540,538	13,792
	Kinnevik AB	412,436	11,434
*	Boliden AB	472,964	10,801
	SKF AB	660,613	10,591
	Svenska Cellulosa AB SCA Class B	1,026,535	9,704
	Skanska AB Class B	613,477	9,644
*	Epiroc AB Class A	1,083,644	9,510
	Securitas AB Class B	536,884	9,201
	Lundin Petroleum AB	299,374	9,108
^	Electrolux AB Class B	414,980	8,623
	Industrivarden AB Class A	374,457	7,990
	Elekta AB Class B	621,037	7,876
	Trelleborg AB Class B	417,517	7,533
	Tele2 AB	602,240	6,839
	Industrivarden AB	273,791	5,687
*	Swedish Orphan Biovitrum AB	277,912	5,672
	Nibe Industrier AB Class B	525,817	5,488
*	Investor AB Class A	123,802	5,399
*	Epiroc AB Class B	650,203	5,350
	Husqvarna AB	692,392	5,224
	Saab AB Class B	126,574	4,962
^	ICA Gruppen AB	132,037	4,671
*	Fastighets AB Balder Class B	164,997	4,138
	L E Lundbergforetagen AB Class B	125,069	3,855
	Investment AB Latour Class B	205,158	2,482
	Svenska Handelsbanken AB Class B	25,191	279
	Skandinaviska Enskilda Banken AB	26,022	267
			657,906
Switzerland (5.7%)
	Nestle SA	5,188,334	438,015

38

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Novartis AG	3,751,043	328,488
Roche Holding AG	1,194,448	290,684
UBS Group AG	6,056,218	84,649
Zurich Insurance Group AG	258,397	80,227
Cie Financiere Richemont SA	878,181	64,187
ABB Ltd.	3,067,747	61,728
Credit Suisse Group AG	4,371,031	57,145
Swiss Re AG	522,380	47,136
Lonza Group AG	127,312	40,032
Givaudan SA	15,869	38,465
* Sika AG	238,834	30,624
LafargeHolcim Ltd. (Swiss Shares)	585,805	27,129
Geberit AG	62,527	24,482
Swiss Life Holding AG	58,644	22,121
SGS SA	8,861	21,045
Partners Group Holding AG	28,453	20,257
Swisscom AG	43,890	20,096
Swatch Group AG (Bearer)	50,888	17,189
Julius Baer Group Ltd.	373,965	17,055
Schindler Holding AG	68,976	14,545
Sonova Holding AG	87,473	14,265
Chocoladefabriken Lindt & Spruengli AG Registered Shares	174	13,887
Temenos AG	100,716	13,842
Adecco Group AG	265,934	13,023
Chocoladefabriken Lindt & Spruengli AG	1,874	12,920
Kuehne & Nagel International AG	86,665	12,045
Baloise Holding AG	82,650	11,813
Straumann Holding AG	17,289	11,802
Roche Holding AG (Bearer)	48,142	11,721
Vifor Pharma AG	76,862	11,109
Swiss Prime Site AG	131,213	10,647
LafargeHolcim Ltd.	230,997	10,635
Logitech International SA	248,814	9,212
Clariant AG	346,790	7,474
Helvetia Holding AG	11,474	7,028
Schindler Holding AG (Registered)	32,978	6,848
EMS-Chemie Holding AG	12,248	6,748
Georg Fischer AG	7,135	6,638
PSP Swiss Property AG	68,761	6,635
Flughafen Zurich AG	33,267	6,575
Barry Callebaut AG	3,305	6,460
Dufry AG	52,709	5,939
ams AG	133,410	5,197
Swatch Group AG (Registered)	74,331	4,962
Pargesa Holding SA	64,289	4,719
OC Oerlikon Corp. AG	330,625	3,935
Banque Cantonale Vaudoise	4,834	3,613
DKSH Holding AG	45,003	3,034
Sulzer AG	29,705	2,982
* Aryzta AG	468	4
		1,991,011
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,638,150	214,814
Taiwan Semiconductor Manufacturing Co. Ltd.	12,089,373	90,760
Hon Hai Precision Industry Co. Ltd.	20,529,824	52,260
Formosa Plastics Corp.	8,366,873	27,360
Nan Ya Plastics Corp.	9,718,615	24,209
Cathay Financial Holding Co. Ltd.	13,599,057	21,591
Formosa Chemicals & Fibre Corp.	5,886,306	21,362
CTBC Financial Holding Co. Ltd.	31,239,939	20,919
Uni-President Enterprises Corp.	8,243,487	19,981
Fubon Financial Holding Co. Ltd.	12,671,861	19,881
MediaTek Inc.	2,626,440	19,401
Largan Precision Co. Ltd.	175,848	19,214

39

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Chunghwa Telecom Co. Ltd. ADR	501,355	17,588
China Steel Corp.	21,378,234	16,884
Mega Financial Holding Co. Ltd.	18,750,777	15,878
Delta Electronics Inc.	3,684,676	15,510
Catcher Technology Co. Ltd.	1,273,153	12,873
E.Sun Financial Holding Co. Ltd.	17,771,791	11,800
President Chain Store Corp.	974,904	11,028
First Financial Holding Co. Ltd.	16,949,035	10,723
ASE Technology Holding Co. Ltd.	5,170,449	10,428
Yuanta Financial Holding Co. Ltd.	20,351,916	9,897
Taiwan Mobile Co. Ltd.	2,736,648	9,779
Formosa Petrochemical Corp.	2,323,580	9,173
Taiwan Cooperative Financial Holding Co. Ltd.	16,145,107	9,093
Asustek Computer Inc.	1,214,026	9,002
Taiwan Cement Corp.	7,697,744	8,653
Hua Nan Financial Holdings Co. Ltd.	14,887,567	8,409
Quanta Computer Inc.	4,991,598	7,895
China Development Financial Holding Corp.	24,130,318	7,769
Taishin Financial Holding Co. Ltd.	17,215,643	7,671
Yageo Corp.	662,000	6,788
Far Eastern New Century Corp.	6,671,819	6,711
Far EasTone Telecommunications Co. Ltd.	2,725,643	6,495
Pegatron Corp.	3,421,038	6,251
United Microelectronics Corp. ADR	3,258,207	6,125
SinoPac Financial Holdings Co. Ltd.	17,951,229	6,106
Chang Hwa Commercial Bank Ltd.	10,593,319	6,018
Chailease Holding Co. Ltd.	2,017,000	5,785
Chunghwa Telecom Co. Ltd.	1,595,207	5,635
Shin Kong Financial Holding Co. Ltd.	15,653,398	5,161
Pou Chen Corp.	5,063,125	5,138
Cheng Shin Rubber Industry Co. Ltd.	3,594,222	5,071
Foxconn Technology Co. Ltd.	2,379,925	5,054
Compal Electronics Inc.	8,406,510	4,644
Innolux Corp.	14,580,370	4,427
Novatek Microelectronics Corp.	974,916	4,313
Advantech Co. Ltd.	623,026	4,299
China Life Insurance Co. Ltd.	4,439,269	4,219
Asia Cement Corp.	3,969,519	4,209
Inventec Corp.	5,131,064	4,147
Lite-On Technology Corp.	3,574,767	4,110
Eclat Textile Co. Ltd.	341,398	4,065
^ AU Optronics Corp. ADR	1,025,878	3,929
Walsin Technology Corp.	830,000	3,507
Taiwan High Speed Rail Corp.	3,519,000	3,497
Acer Inc.	4,905,396	3,452
Feng TAY Enterprise Co. Ltd.	572,100	3,442
Realtek Semiconductor Corp.	801,768	3,228
Globalwafers Co. Ltd.	361,000	2,874
Vanguard International Semiconductor Corp.	1,544,466	2,857
Wistron Corp.	4,632,444	2,840
Walsin Lihwa Corp.	5,253,000	2,613
Synnex Technology International Corp.	2,331,889	2,516
Taiwan Business Bank	7,314,243	2,415
Nanya Technology Corp.	1,392,600	2,325
AU Optronics Corp.	5,163,000	2,017
Eva Airways Corp.	4,316,063	1,977
Giant Manufacturing Co. Ltd.	513,625	1,966
Chicony Electronics Co. Ltd.	969,337	1,943
Formosa Taffeta Co. Ltd.	1,730,000	1,886
United Microelectronics Corp.	4,740,978	1,807
Teco Electric and Machinery Co. Ltd.	3,124,000	1,797
Taiwan Fertilizer Co. Ltd.	1,286,000	1,749
China Airlines Ltd.	5,536,913	1,643
Epistar Corp.	1,673,000	1,517

40

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Feng Hsin Steel Co. Ltd.	770,790	1,462
Taiwan Secom Co. Ltd.	482,725	1,374
Evergreen Marine Corp. Taiwan Ltd.	3,582,278	1,323
* HTC Corp.	1,211,570	1,319
ASE Technology Holding Co. Ltd. ADR	340,991	1,306
Eternal Materials Co. Ltd.	1,694,104	1,263
Taiwan Glass Industry Corp.	2,787,089	1,199
China Motor Corp.	1,566,105	1,182
Oriental Union Chemical Corp.	1,254,191	1,138
Far Eastern International Bank	3,492,597	1,118
Capital Securities Corp.	3,704,587	1,110
Unimicron Technology Corp.	2,216,975	1,084
Transcend Information Inc.	453,455	948
Yulon Motor Co. Ltd.	1,527,898	893
TPK Holding Co. Ltd.	538,422	839
* OBI Pharma Inc.	201,000	787
U-Ming Marine Transport Corp.	732,000	767
Wan Hai Lines Ltd.	1,268,702	620
Yulon Nissan Motor Co. Ltd.	39,633	276
Hotai Motor Co. Ltd.	5,000	35
Cathay Real Estate Development Co. Ltd.	57,800	34
* Taishin Financial Holding Co. Ltd. Rights Exp. 11/22/2018	340,768	33
Ton Yi Industrial Corp.	47,600	20
* Evergreen Marine Corp. Taiwan Ltd. Rights Exp. 11/21/2018	204,070	5
		954,508
Thailand (0.8%)
* PTT PCL	20,329,620	31,261
Siam Cement PCL NVDR	937,480	11,843
Kasikornbank PCL (Foreign)	1,948,983	11,732
Advanced Info Service PCL (Foreign)	1,798,650	10,643
CP ALL PCL (Foreign)	4,930,600	10,017
Kasikornbank PCL	1,491,437	8,978
* Bangkok Dusit Medical Services PCL	11,930,601	8,848
* Siam Commercial Bank PCL (Local)	2,117,503	8,788
* CP ALL PCL (Local)	4,022,113	8,172
PTT Exploration & Production PCL (Foreign)	1,934,878	8,104
Airports of Thailand PCL (Foreign)	3,925,400	7,586
* Minor International PCL	6,292,687	6,949
* Airports of Thailand PCL	3,530,690	6,824
PTT PCL (Foreign)	4,223,800	6,495
* Central Pattana PCL	2,545,494	6,070
* PTT Global Chemical PCL	2,565,315	5,993
Siam Cement PCL (Foreign)	453,513	5,729
Bangkok Bank PCL (Foreign)	814,427	5,213
Siam Commercial Bank PCL	1,230,600	5,107
* Krung Thai Bank PCL	7,642,687	4,640
* Indorama Ventures PCL	2,767,283	4,540
* Charoen Pokphand Foods PCL	5,908,278	4,503
* Home Product Center PCL	9,595,089	4,321
* Energy Absolute PCL	2,834,500	4,239
Intouch Holdings PCL NVDR	2,465,604	3,947
Central Pattana PCL (Foreign)	1,648,100	3,930
* BTS Group Holdings PCL	12,954,317	3,583
* Bangkok Expressway & Metro PCL	13,601,527	3,493
Siam Commercial Bank PCL (Foreign)	819,786	3,402
* Banpu PCL (Local)	6,232,451	3,282
* True Corp. PCL	17,309,833	3,087
* Bumrungrad Hospital PCL	503,042	2,937
Thai Oil PCL (Foreign)	1,143,100	2,924
* Electricity Generating PCL	347,109	2,422
Bangkok Dusit Medical Services PCL (Foreign)	3,054,700	2,266
* Gulf Energy Development PCL	918,500	2,165
* IRPC PCL	11,447,628	2,108
PTT Global Chemical PCL (Foreign)	866,712	2,025

41

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Land & Houses PCL NVDR	6,369,900	1,984
TMB Bank PCL (Foreign)	28,160,400	1,941
Krung Thai Bank PCL (Foreign)	3,141,525	1,907
* Berli Jucker PCL	1,108,335	1,869
* PTT Exploration and Production PCL (Local)	437,322	1,832
* Ratchaburi Electricity Generating Holding PCL (Local)	1,168,045	1,726
Berli Jucker PCL (Foreign)	802,680	1,350
* Thai Oil PCL	516,683	1,321
* Land & Houses PCL	4,145,156	1,291
* Intouch Holdings PCL	769,257	1,231
Thai Union Frozen Products PCL (Foreign)	2,371,444	1,189
* Thai Union Group PCL	2,358,705	1,183
IRPC PCL (Foreign)	5,950,900	1,096
* Delta Electronics Thailand PCL	493,410	1,027
Glow Energy PCL (Foreign)	393,400	994
Total Access Communication PCL (Foreign)	582,300	837
* Total Access Communication PCL (Local)	553,023	795
Electricity Generating PCL (Foreign)	113,100	789
* Bangkok Life Assurance PCL	809,802	777
* Thai Airways International PCL	1,930,522	759
* Glow Energy PCL	292,064	738
Delta Electronics Thailand PCL (Foreign)	339,900	708
^ Siam City Cement PCL (Foreign)	85,968	623
Central Pattana PCL NVDR	257,900	615
* Siam Cement PCL	41,400	523
* TMB Bank PCL	7,433,100	512
Banpu PCL	924,278	487
* Advanced Info Service PCL (Local)	69,414	411
Indorama Ventures PCL (Foreign)	244,100	400
* Siam City Cement PCL (Local)	51,868	376
Bumrungrad Hospital PCL (XBKK)	50,700	296
^ Ratchaburi Electricity Generating Holding PCL (Foreign)	164,800	244
^ Land & Houses PCL (Foreign)	747,020	233
Charoen Pokphand Foods PCL (Foreign)	255,900	195
Minor International PCL (Foreign)	99,236	110
Krung Thai Bank PCL NVDR	166,300	101
True Corp. PCL (Foreign)	513,753	92
Bangkok Life Assurance PCL NVDR	83,800	80
* Thai Airways International PCL (Foreign)	21,702	9
* BEC World PCL	17,910	3
* BEC World PCL (Foreign)	10,200	2
* BTS Group Holdings PCL - F Warrants Exp. 12/31/2019	1,456,423	—
		270,822
Turkey (0.2%)
BIM Birlesik Magazalar AS	416,655	5,923
Tupras Turkiye Petrol Rafinerileri AS	209,245	4,937
Turkiye Garanti Bankasi AS	3,564,615	4,484
Akbank T.A.S.	3,483,969	4,120
KOC Holding AS	1,444,175	4,034
Turkcell Iletisim Hizmetleri AS	1,855,121	3,775
Eregli Demir ve Celik Fabrikalari TAS	2,318,421	3,763
* Turk Hava Yollari AO	950,758	2,395
Haci Omer Sabanci Holding AS (Bearer)	1,501,016	1,915
Turkiye Is Bankasi AS	2,439,860	1,746
Petkim Petrokimya Holding AS	1,368,328	1,246
TAV Havalimanlari Holding AS	287,113	1,195
Aselsan Elektronik Sanayi Ve Ticaret AS	258,749	1,171
Tekfen Holding AS	305,173	1,162
Ford Otomotiv Sanayi AS	107,939	1,159
Turkiye Halk Bankasi AS	1,034,550	1,144
Turkiye Vakiflar Bankasi TAO	1,816,171	1,114
Anadolu Efes Biracilik Ve Malt Sanayii AS	329,159	1,107
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,129,528	937
Turkiye Sise ve Cam Fabrikalari AS	1,043,950	884

42

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Soda Sanayii AS	663,302	805
	Arcelik AS	288,045	801
	Tofas Turk Otomobil Fabrikasi AS	204,506	772
*	Yapi ve Kredi Bankasi AS	2,626,370	762
	Enka Insaat ve Sanayi AS	836,645	699
*	Ulker Biskuvi Sanayi AS	254,228	672
*	Koza Altin Isletmeleri AS	76,947	620
	Coca-Cola Icecek AS	114,368	565
*	Turk Telekomunikasyon AS	888,516	510
*,2	Enerjisa Enerji AS	374,561	323
*	Iskenderun Demir ve Celik AS	250,150	311
	Turkiye Sinai Kalkinma Bankasi AS	49,057	6
*	Migros Ticaret AS	825	2
			55,059
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	4,674,322	17,597
	Emirates Telecommunications Group Co. PJSC	2,999,116	14,221
	Emaar Properties PJSC	6,065,623	8,416
	Abu Dhabi Commercial Bank PJSC	3,372,636	7,430
	DP World Ltd.	279,544	5,031
	Dubai Islamic Bank PJSC	2,785,103	3,993
	Aldar Properties PJSC	6,561,746	3,093
	Emaar Development PJSC	1,361,907	1,841
	Emaar Malls PJSC	3,410,822	1,698
	Dana Gas PJSC	5,427,069	1,698
	DAMAC Properties Dubai Co. PJSC	2,890,982	1,591
	Dubai Investments PJSC	3,530,213	1,557
	Abu Dhabi National Oil Co. for Distribution PJSC	2,075,055	1,252
	Air Arabia PJSC	3,919,683	1,088
	Al Waha Capital PJSC	1,554,265	789
	Arabtec Holding PJSC	1,289,351	707
	Dubai Financial Market PJSC	2,767,106	653
*	DXB Entertainments PJSC	4,312,357	413
*	Union Properties PJSC	1,906,946	323
*	Deyaar Development PJSC	2,684,309	322
			73,713
United Kingdom (12.3%)
	HSBC Holdings plc	34,628,839	284,982
	Royal Dutch Shell plc Class A	7,947,901	253,205
	BP plc	33,656,485	243,125
	Royal Dutch Shell plc Class B	6,440,628	210,048
	AstraZeneca plc	2,186,261	167,226
	British American Tobacco plc	3,815,844	165,418
	GlaxoSmithKline plc	8,401,708	162,722
	Diageo plc	4,164,134	143,960
	Unilever plc	1,917,496	101,569
	Rio Tinto plc	1,983,036	96,278
	Lloyds Banking Group plc	123,764,467	90,316
	Prudential plc	4,466,418	89,434
	Reckitt Benckiser Group plc	1,079,040	87,256
	Vodafone Group plc	46,023,880	86,550
	Glencore plc	20,121,705	81,889
	BHP Billiton plc	3,580,822	71,433
	Shire plc	1,179,515	71,185
	Barclays plc	29,410,871	64,801
	National Grid plc	5,856,167	61,865
	Imperial Brands plc	1,639,789	55,544
	Compass Group plc	2,727,935	53,655
	Tesco plc	16,662,209	45,378
	BT Group plc	14,387,483	44,055
	CRH plc (London Shares)	1,311,089	39,150
	Aviva plc	6,758,750	36,936
	BAE Systems plc	5,502,778	36,898
	Anglo American plc	1,700,836	36,302

43

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Experian plc	1,577,731	36,287
RELX plc	1,800,580	35,609
Legal & General Group plc	10,211,229	32,767
Standard Chartered plc	4,667,624	32,714
Rolls-Royce Holdings plc	2,861,915	30,692
London Stock Exchange Group plc	537,535	29,617
* RELX plc (London Shares)	1,494,869	29,580
Ferguson plc	399,112	26,908
SSE plc	1,753,561	25,559
Smith & Nephew plc	1,505,144	24,466
WPP plc	2,113,434	23,915
Royal Bank of Scotland Group plc	7,775,013	23,407
Shire plc ADR	122,914	22,346
Ashtead Group plc	841,103	20,764
Informa plc	2,141,902	19,546
3i Group plc	1,642,539	18,392
Associated British Foods plc	597,978	18,230
Centrica plc	9,656,409	18,137
Melrose Industries plc	8,285,090	17,834
Whitbread plc	315,701	17,751
InterContinental Hotels Group plc	329,947	17,312
Bunzl plc	580,148	17,114
Intertek Group plc	277,725	16,640
Burberry Group plc	717,032	16,592
Persimmon plc	564,911	16,533
Carnival plc	290,485	15,833
Pearson plc	1,341,336	15,409
Next plc	230,121	15,288
* Standard Life Aberdeen plc	4,420,618	15,268
Mondi plc	630,723	14,853
DCC plc	169,090	14,493
Segro plc	1,731,926	13,578
Croda International plc	218,750	13,474
Smurfit Kappa Group plc	408,903	13,379
Land Securities Group plc	1,225,526	13,331
International Consolidated Airlines Group SA (London Shares)	1,726,542	13,311
Sage Group plc	1,868,184	12,989
Rentokil Initial plc	3,172,870	12,795
RSA Insurance Group plc	1,773,790	12,757
British Land Co. plc	1,689,114	12,757
Randgold Resources Ltd.	160,858	12,652
Johnson Matthey plc	327,083	12,401
ITV plc	6,412,091	12,172
Smiths Group plc	681,511	12,148
Kingfisher plc	3,699,798	12,014
Paddy Power Betfair plc	139,777	11,987
Wm Morrison Supermarkets plc	3,774,971	11,960
GVC Holdings plc	989,916	11,858
St. James's Place plc	898,801	11,615
Taylor Wimpey plc	5,594,041	11,518
Barratt Developments plc	1,732,175	11,361
J Sainsbury plc	2,783,395	11,059
Halma plc	648,521	11,006
DS Smith plc	2,187,667	10,977
United Utilities Group plc	1,174,627	10,885
Hargreaves Lansdown plc	452,695	10,792
Marks & Spencer Group plc	2,796,941	10,579
Spirax-Sarco Engineering plc	126,155	10,420
John Wood Group plc	1,135,065	10,345
Coca-Cola HBC AG	342,280	10,110
Direct Line Insurance Group plc	2,401,566	10,092
Hiscox Ltd.	479,185	9,954
Severn Trent plc	412,738	9,808
Micro Focus International plc	609,571	9,450

44

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Berkeley Group Holdings plc	211,350	9,446
Admiral Group plc	355,387	9,136
Meggitt plc	1,345,025	9,100
Rightmove plc	1,568,283	9,053
Weir Group plc	446,053	9,027
TUI AG (London Shares)	516,499	8,569
2 Auto Trader Group plc	1,603,353	8,378
* Ocado Group plc	752,682	8,215
NEX Group plc	547,635	7,942
B&M European Value Retail SA	1,484,138	7,897
Bellway plc	211,847	7,770
* Just Eat plc	995,944	7,726
Phoenix Group Holdings	998,069	7,671
Hammerson plc	1,367,103	7,633
G4S plc	2,666,626	7,318
CYBG plc	2,117,146	7,274
Royal Mail plc	1,582,617	7,266
Investec plc	1,117,748	6,911
Tate & Lyle plc	801,019	6,887
Pennon Group plc	721,851	6,877
RPC Group plc	689,072	6,717
NMC Health plc	148,076	6,677
Schroders plc	191,904	6,567
Cineworld Group plc	1,736,012	6,526
Derwent London plc	173,912	6,503
Travis Perkins plc	434,843	6,142
Howden Joinery Group plc	1,018,335	6,097
Evraz plc	873,237	6,050
Antofagasta plc	597,517	5,981
Hikma Pharmaceuticals plc	242,155	5,873
IMI plc	463,162	5,872
easyJet plc	376,890	5,774
* Cobham plc	4,116,211	5,650
British American Tobacco plc ADR	119,853	5,202
2 ConvaTec Group plc	2,509,136	5,186
2 Merlin Entertainments plc	1,210,870	5,001
Inchcape plc	709,820	4,903
2 Quilter plc	3,205,811	4,743
* Capita plc	2,867,642	4,696
Inmarsat plc	790,237	4,596
Capital & Counties Properties plc	1,263,819	4,032
William Hill plc	1,495,062	4,019
Intu Properties plc	1,529,411	3,826
Dixons Carphone plc	1,725,362	3,730
AVEVA Group plc	110,184	3,686
CRH plc	123,476	3,683
Polymetal International plc	395,845	3,671
Fresnillo plc	316,687	3,434
Babcock International Group plc	436,048	3,400
JD Sports Fashion plc	620,236	3,233
Mediclinic International plc	672,006	3,230
Renishaw plc	58,866	3,163
Ashmore Group plc	666,586	2,996
KAZ Minerals plc	393,829	2,600
Micro Focus International plc ADR	129,344	1,984

		4,272,109
Total Common Stocks (Cost $32,381,568)		34,277,430

45

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2018

					Market
					Value
		Coupon		Shares	($000)
Temporary Cash Investments (1.6%)[1]
Money Market Fund (1.6%)
3,4	Vanguard Market Liquidity Fund	2.308%		5,406,848	540,685

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill	2.034%—2.078%	11/15/18	7,300	7,294
5	United States Treasury Bill	2.037%	11/29/18	3,000	2,995
5	United States Treasury Bill	2.093%	12/20/18	7,000	6,979

					17,268

Total Temporary Cash Investments (Cost $557,936)					557,953
Total Investments (100.5%) (Cost $32,939,504)					34,835,383
Other Assets and Liabilities—Net (-0.5%)[4,5,6]					(165,097)
Net Assets (100%)					34,670,286

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $328,112,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $376,410,000, representing 1.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $347,292,000 of collateral received for securities on loan.
5	Securities with a value of $14,650,000 and cash of $4,537,000 have been segregated as initial margin for open futures contracts.
6	Cash of $5,370,000 has been segregated as collateral for open forward currency contracts. ADR—American Depositary Receipt.
GDR—Global Depositary Receipt. NVDR—Non-Voting Depository Receipt. REIT—Real Estate Investment Trust.

46

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)

Common Stocks (99.3%)[1]
Australia (4.8%)
	Northern Star Resources Ltd.	1,608,615	10,049
	Link Administration Holdings Ltd.	1,385,446	7,383
	Reliance Worldwide Corp. Ltd.	1,934,315	6,891
	Charter Hall Group	1,255,372	6,144
	Beach Energy Ltd.	4,772,951	5,945
	Qube Holdings Ltd.	3,351,907	5,829
	Investa Office Fund	1,480,418	5,824
	Washington H Soul Pattinson & Co. Ltd.	247,042	5,065
	carsales.com Ltd.	582,629	5,050
^	JB Hi-Fi Ltd.	306,571	4,996
	nib holdings Ltd.	1,234,284	4,859
	Cleanaway Waste Management Ltd.	3,661,740	4,681
	Altium Ltd.	293,611	4,577
	Steadfast Group Ltd.	2,089,970	4,407
	Pendal Group Ltd.	736,760	4,260
	St. Barbara Ltd.	1,394,755	4,117
*	NEXTDC Ltd.	923,805	3,862
*,^	Afterpay Touch Group Ltd.	430,793	3,840
	Mineral Resources Ltd.	377,043	3,826
	Regis Resources Ltd.	1,268,706	3,806
	Independence Group NL	1,304,078	3,743
	Bapcor Ltd.	767,099	3,721
	GrainCorp Ltd. Class A	621,817	3,635
*	Saracen Mineral Holdings Ltd.	2,064,048	3,600
	Costa Group Holdings Ltd.	821,746	3,560
*	Mayne Pharma Group Ltd.	4,076,750	3,242
	Corporate Travel Management Ltd.	226,221	3,228
	BWP Trust	1,297,938	3,185
	Breville Group Ltd.	361,442	3,149
^	Blackmores Ltd.	35,559	3,066
	Cromwell Property Group	4,063,035	2,966
	Primary Health Care Ltd.	1,556,024	2,929
	IRESS Ltd.	379,151	2,921
	Navitas Ltd.	791,293	2,852
2	MYOB Group Ltd.	1,184,612	2,833
	Webjet Ltd.	305,511	2,832
	Charter Hall Retail REIT	930,883	2,806
*,^	Lynas Corp. Ltd.	1,792,107	2,652
^	InvoCare Ltd.	295,996	2,548
	Premier Investments Ltd.	215,907	2,517
	Monadelphous Group Ltd.	242,394	2,480
	WiseTech Global Ltd.	210,825	2,411
*,^	Pilbara Minerals Ltd.	4,279,750	2,398
	IDP Education Ltd.	335,736	2,194
	ARB Corp. Ltd.	175,753	2,162
	Appen Ltd.	271,225	2,059
^	Bega Cheese Ltd.	485,098	2,055
	GUD Holdings Ltd.	233,719	2,049
	Super Retail Group Ltd.	394,261	2,022
	Abacus Property Group	860,193	2,002
	National Storage REIT	1,655,758	2,001
	Brickworks Ltd.	164,237	1,966
	oOh!media Ltd.	584,353	1,964
	Sandfire Resources NL	415,052	1,963
^	Nine Entertainment Co. Holdings Ltd.	1,627,972	1,955
	Viva Energy REIT	1,221,660	1,887
^	G8 Education Ltd.	1,263,561	1,839
	Charter Hall Long Wale REIT	626,824	1,831
	Bingo Industries Ltd.	1,075,373	1,826
	McMillan Shakespeare Ltd.	151,622	1,778
*	Emeco Holdings Ltd.	8,612,439	1,751

47

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Southern Cross Media Group Ltd.	2,091,936	1,695
	SmartGroup Corp. Ltd.	230,581	1,633
*,^	Mesoblast Ltd.	1,146,086	1,626
*,^	Galaxy Resources Ltd.	1,036,654	1,618
	Growthpoint Properties Australia Ltd.	618,563	1,595
	SpeedCast International Ltd.	610,455	1,561
	Elders Ltd.	300,912	1,558
	Aveo Group	1,187,992	1,554
	Ausdrill Ltd.	1,270,198	1,548
	Technology One Ltd.	393,870	1,522
	Ardent Leisure Group	1,328,414	1,511
^	IPH Ltd.	372,140	1,429
	Eclipx Group Ltd.	817,289	1,406
^	Credit Corp. Group Ltd.	103,504	1,400
	GWA Group Ltd.	712,459	1,393
*	Seven West Media Ltd.	2,497,395	1,384
	Inghams Group Ltd.	500,029	1,383
*,^	Orocobre Ltd.	580,737	1,381
	Aventus Retail Property Fund Ltd.	949,623	1,353
	Pact Group Holdings Ltd.	545,753	1,349
	Tassal Group Ltd.	456,742	1,338
	Rural Funds Group	869,439	1,314
	NRW Holdings Ltd.	995,090	1,307
*,^	Nanosonics Ltd.	600,264	1,283
	Collins Foods Ltd.	282,021	1,281
	Folkestone Education Trust	600,553	1,215
	Ingenia Communities Group	561,145	1,143
	Australian Pharmaceutical Industries Ltd.	1,031,198	1,120
*	Gold Road Resources Ltd.	2,266,937	1,119
*	Australian Agricultural Co. Ltd.	1,188,701	1,115
	Arena REIT	723,400	1,111
	Western Areas Ltd.	690,197	1,103
^	Netwealth Group Ltd.	220,059	1,097
	Centuria Industrial REIT	552,675	1,085
	GDI Property Group	1,171,475	1,070
	Resolute Mining Ltd.	1,435,015	1,061
*	Starpharma Holdings Ltd.	994,955	1,034
	Navigator Global Investments Ltd.	315,758	1,005
	Sigma Healthcare Ltd.	2,703,962	999
*	Senex Energy Ltd.	3,364,108	963
*,^	Bellamy's Australia Ltd.	185,844	957
*,^	Dacian Gold Ltd.	558,680	947
	Select Harvests Ltd.	257,830	945
	HT&E Ltd.	683,151	941
	Genworth Mortgage Insurance Australia Ltd.	587,282	938
	Estia Health Ltd.	634,902	920
	OFX Group Ltd.	598,594	911
^	Automotive Holdings Group Ltd.	675,989	867
	Hotel Property Investments	387,523	848
*	Syrah Resources Ltd.	726,180	826
	FlexiGroup Ltd.	747,256	814
^	Lovisa Holdings Ltd.	142,256	776
^	Greencross Ltd.	240,398	772
*	Perseus Mining Ltd.	2,962,377	759
*,^	New Century Resources Ltd.	1,266,412	756
	SeaLink Travel Group Ltd.	246,945	740
*,^	Kidman Resources Ltd.	1,015,710	722
	Accent Group Ltd.	803,634	711
*	Myer Holdings Ltd.	2,188,346	706
	SG Fleet Group Ltd.	294,654	695
	MACA Ltd.	789,948	674
^	Regis Healthcare Ltd.	360,906	614
*	Infigen Energy	1,751,107	610
	Mount Gibson Iron Ltd.	1,570,997	602

48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Virtus Health Ltd.	163,448	583
*,^	Liquefied Natural Gas Ltd.	1,534,373	545
*,^	Superloop Ltd.	439,708	543
	Japara Healthcare Ltd.	679,793	542
	Cedar Woods Properties Ltd.	142,625	536
*	Westgold Resources Ltd.	682,995	533
^	BWX Ltd.	287,822	520
*	Cardno Ltd.	667,116	481
	RCR Tomlinson Ltd.	673,950	434
	Asaleo Care Ltd.	836,903	415
	Cabcharge Australia Ltd.	280,553	411
	ERM Power Ltd.	350,000	406
*	Village Roadshow Ltd.	249,660	402
*,^	Karoon Gas Australia Ltd.	517,013	391
*,^	Clean TeQ Holdings Ltd.	1,246,119	373
	WPP AUNZ Ltd.	800,580	318
	Ainsworth Game Technology Ltd.	369,456	268
	Vita Group Ltd.	283,477	209
*	Cash Converters International Ltd.	905,437	170
	NZME Ltd.	372,233	159
*	Decmil Group Ltd.	286,354	155
*,^	Blue Sky Alternative Investments Ltd.	169,668	146
*,§	Quintis Ltd.	686,147	143
	Reject Shop Ltd.	63,937	100
*	Highfield Resources Ltd.	170,509	59
*,§	SGH Energy Pty Ltd.	1,906,834	—
*,§	DSHE Holdings Ltd.	201,826	—
			290,544
Austria (0.8%)
	Wienerberger AG	317,169	7,295
*	IMMOFINANZ AG	265,651	6,324
	CA Immobilien Anlagen AG	186,869	6,081
*,2	BAWAG Group AG	94,698	4,085
	Oesterreichische Post AG	88,955	3,611
	Lenzing AG	36,329	3,295
	Schoeller-Bleckmann Oilfield Equipment AG	30,686	2,739
	UNIQA Insurance Group AG	290,450	2,713
	S IMMO AG	131,522	2,249
	DO & CO AG	17,879	1,621
	Strabag SE	43,749	1,538
	EVN AG	78,555	1,373
	Flughafen Wien AG	24,815	965
	Palfinger AG	27,174	829
*	Zumtobel Group AG	81,876	743
	Porr AG	26,326	713
*	Agrana Beteiligungs AG	30,530	608
	Kapsch TrafficCom AG	11,375	406
*	Semperit AG Holding	20,904	345
*,§	Strabag SE Rights Exp. 06/28/2021	38,689	57
			47,590
Belgium (1.1%)
	Cofinimmo SA	60,315	7,213
	Warehouses De Pauw CVA	46,686	6,055
	Elia System Operator SA/NV	84,342	5,273
	KBC Ancora	96,453	4,457
	Ontex Group NV	216,772	4,155
	Aedifica SA	49,330	4,127
	Euronav NV	436,782	4,067
	Melexis NV	49,963	3,286
	Barco NV	26,093	2,971
	Befimmo SA	50,925	2,792
	Gimv NV	50,996	2,720
*	Tessenderlo Chemie NV (Voting Shares)	71,847	2,529
	D'ieteren SA/NV	62,170	2,459

49

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	AGFA-Gevaert NV	458,998	2,049
	Bekaert SA	94,665	2,045
	Kinepolis Group NV	36,933	1,983
	Cie d'Entreprises CFE	18,596	1,972
	Fagron	104,448	1,699
	Orange Belgium SA	76,352	1,371
^	Econocom Group SA/NV	355,311	1,112
*,^	Mithra Pharmaceuticals SA	37,663	1,034
*,^	Ion Beam Applications	54,630	960
	EVS Broadcast Equipment SA	34,513	767
	Wereldhave Belgium NV	5,211	505
*,^	Nyrstar (Voting Shares)	224,479	405
	Van de Velde NV	14,243	355
^	Greenyard NV	31,463	288
			68,649
Brazil (1.1%)
	CVC Brasil Operadora e Agencia de Viagens SA	318,300	4,841
	Metalurgica Gerdau SA Preference Shares Class A	1,741,500	3,716
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	691,764	2,714
	MRV Engenharia e Participacoes SA	787,300	2,674
	Cia Energetica de Sao Paulo Preference Shares	491,600	2,622
	Linx SA	359,434	2,476
	TOTVS SA	362,700	2,446
	Cia de Saneamento do Parana Preference Shares	888,000	2,405
	Iguatemi Empresa de Shopping Centers SA	230,000	2,402
	Duratex SA	755,900	2,334
	Cia de Saneamento de Minas Gerais-COPASA	167,670	2,311
	Cia Hering	345,400	2,102
	SLC Agricola SA	121,900	1,870
	Iochpe Maxion SA	336,890	1,754
	Marcopolo SA Preference Shares	1,489,680	1,573
	Arezzo Industria e Comercio SA	117,800	1,500
	Alupar Investimento SA	280,509	1,319
*	BK Brasil Operacao e Assessoria a Restaurantes SA	303,700	1,312
*	Gol Linhas Aereas Inteligentes SA Preference Shares	265,100	1,311
	EcoRodovias Infraestrutura e Logistica SA	502,300	1,276
*	Magnesita Refratarios SA	84,140	1,268
*	Dommo Energia SA	3,040,800	1,242
	Cia de Locacao das Americas	146,100	1,206
	Light SA	266,000	1,192
	AES Tiete Energia SA	417,200	1,155
*	Cosan Logistica SA	323,400	1,107
	Randon Participacoes SA Preference Shares	500,388	1,068
	Aliansce Shopping Centers SA	211,803	997
	Unipar Carbocloro SA Preference Shares	87,353	995
	Ez Tec Empreendimentos e Participacoes SA	150,105	967
*	Marfrig Global Foods SA	526,312	907
	Multiplus SA	118,900	806
*	Construtora Tenda SA	104,768	803
2	Ser Educacional SA	188,298	789
	Camil Alimentos SA	345,900	764
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	183,472	751
	Tupy SA	146,331	688
	BR Properties SA	300,339	630
	Santos Brasil Participacoes SA	647,830	622
	Anima Holding SA	128,662	576
	Mahle-Metal Leve SA	98,300	567
	QGEP Participacoes SA	173,100	558
	Instituto Hermes Pardini SA	131,800	539
	Wiz Solucoes e Corretagem de Seguros SA	243,200	493
*	Alliar Medicos A Frente SA	145,900	470
	Movida Participacoes SA	193,200	410
	Sonae Sierra Brasil SA	64,300	397
*	Even Construtora e Incorporadora SA	307,722	396

50

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Direcional Engenharia SA	200,394	385
*	Minerva SA	219,900	324
	Dimed SA Distribuidora da Medicamentos	2,489	204
*	Minerva SA Rights Exp. 11/14/2018	162,802	4
*	Iochpe Maxion SA Warrants Exp. 04/01/2019	4,854	1
			68,239
Canada (13.9%)
	Open Text Corp.	684,768	23,116
	First Quantum Minerals Ltd.	1,846,037	18,426
*,^	Canopy Growth Corp.	471,832	17,358
	CCL Industries Inc. Class B	394,648	16,602
	Gildan Activewear Inc.	551,453	16,483
	Onex Corp.	226,947	14,921
	WSP Global Inc.	280,539	14,005
	Methanex Corp.	215,945	13,984
	Keyera Corp.	554,152	13,807
	Canadian Apartment Properties REIT	387,830	13,790
*,^	Aurora Cannabis Inc.	2,027,060	13,766
*	Bombardier Inc. Class B	5,612,371	13,600
	CAE Inc.	732,792	12,925
	Algonquin Power & Utilities Corp.	1,261,461	12,591
^	Parkland Fuel Corp.	355,312	11,932
^	H&R REIT	782,735	11,838
	Cameco Corp.	1,064,654	11,403
	Industrial Alliance Insurance & Financial Services Inc.	298,181	10,541
	Toromont Industries Ltd.	211,875	9,975
	Kirkland Lake Gold Ltd.	506,518	9,938
	Ritchie Bros Auctioneers Inc.	294,301	9,899
^	Vermilion Energy Inc.	372,483	9,878
^	PrairieSky Royalty Ltd.	633,890	9,630
	TMX Group Ltd.	149,750	9,418
	Finning International Inc.	447,613	9,296
	West Fraser Timber Co. Ltd.	179,669	9,027
^	AltaGas Ltd.	710,809	8,936
^	ARC Resources Ltd.	953,700	8,882
^	Allied Properties REIT	273,992	8,804
*	Kinross Gold Corp.	3,364,261	8,740
^	Enbridge Income Fund Holdings Inc.	361,242	8,361
*	Stars Group Inc.	400,301	8,326
	Empire Co. Ltd.	450,147	8,189
*	Seven Generations Energy Ltd. Class A	755,613	8,099
	Stantec Inc.	310,629	8,084
	TFI International Inc.	222,689	7,411
^	SmartCentres REIT	324,334	7,411
^	Crescent Point Energy Corp.	1,470,300	6,947
*	Air Canada Class B	364,100	6,909
	Lundin Mining Corp.	1,676,974	6,892
*	Canada Goose Holdings Inc.	124,900	6,820
*,^	Aphria Inc.	543,518	6,482
*	B2Gold Corp.	2,599,217	6,417
*	Descartes Systems Group Inc.	209,447	6,409
	First Capital Realty Inc.	427,390	6,376
	Colliers International Group Inc.	92,967	6,313
	Quebecor Inc. Class B	320,648	6,289
	Enerplus Corp.	670,571	6,240
	FirstService Corp.	83,375	6,117
	Gibson Energy Inc.	384,819	6,092
	Chartwell Retirement Residences	559,531	6,006
	Atco Ltd.	205,866	6,002
	Element Fleet Management Corp.	1,010,638	5,950
	Pan American Silver Corp.	401,041	5,907
*	Parex Resources Inc.	403,268	5,872
	Yamana Gold Inc.	2,546,933	5,785
	Capital Power Corp.	273,897	5,684

51

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Choice Properties REIT	625,877	5,677
	Canadian Western Bank	238,730	5,553
^	Whitecap Resources Inc.	1,129,929	5,528
	Cott Corp.	361,371	5,441
*	MEG Energy Corp.	666,401	5,330
	Premium Brands Holdings Corp.	79,212	5,327
	Granite REIT	126,495	5,223
	NFI Group Inc.	154,157	5,200
	Linamar Corp.	123,591	5,117
	Dream Global REIT	491,148	5,007
*	Great Canadian Gaming Corp.	155,018	4,993
^	Boyd Group Income Fund	53,900	4,926
^	Emera Inc.	159,356	4,917
	Stella-Jones Inc.	153,524	4,917
	Maple Leaf Foods Inc.	211,780	4,816
^	Northland Power Inc.	312,218	4,803
^	Cineplex Inc.	170,599	4,703
	OceanaGold Corp.	1,631,140	4,696
*	Kinaxis Inc.	68,718	4,639
	BRP Inc.	112,322	4,519
*	IAMGOLD Corp.	1,234,762	4,239
	TransAlta Corp.	780,509	4,121
	Alamos Gold Inc. Class A	1,029,113	4,112
^	Cominar REIT	486,600	4,040
^	Boardwalk REIT	100,495	3,741
^	Laurentian Bank of Canada	115,634	3,651
*	Pretium Resources Inc.	448,556	3,598
^	Peyto Exploration & Development Corp.	432,992	3,532
	Nevsun Resources Ltd.	787,489	3,499
	ShawCor Ltd.	189,971	3,446
	Norbord Inc.	134,649	3,434
*	Detour Gold Corp.	464,039	3,423
*	Celestica Inc.	328,014	3,404
^	Superior Plus Corp.	377,972	3,397
	Transcontinental Inc. Class A	201,722	3,321
^	Genworth MI Canada Inc.	98,388	3,229
	Osisko Gold Royalties Ltd.	417,946	3,200
	Innergex Renewable Energy Inc.	340,824	3,161
*	SSR Mining Inc.	316,814	3,104
^	Artis REIT	364,509	3,101
*	Ivanhoe Mines Ltd.	1,624,080	3,060
	North West Co. Inc.	138,644	3,023
*	Endeavour Mining Corp.	194,136	2,977
	Russel Metals Inc.	160,651	2,970
	Pason Systems Inc.	195,002	2,943
	Enerflex Ltd.	243,930	2,942
*	ATS Automation Tooling Systems Inc.	198,125	2,914
*,^	Baytex Energy Corp.	1,418,307	2,898
	Enghouse Systems Ltd.	51,668	2,860
	Winpak Ltd.	81,990	2,844
^	Secure Energy Services Inc.	425,241	2,771
^	Mullen Group Ltd.	264,415	2,752
*	Gran Tierra Energy Inc. (Toronto Shares)	858,693	2,629
*,^	NovaGold Resources Inc.	627,806	2,556
*,^	First Majestic Silver Corp.	447,228	2,483
	Hudbay Minerals Inc.	629,237	2,471
*	Canfor Corp.	171,226	2,460
	Westshore Terminals Investment Corp.	134,485	2,452
	Aecon Group Inc.	163,822	2,356
	Dream Office REIT	133,005	2,354
	Northview Apartment REIT	118,554	2,279
^	Maxar Technologies Ltd.	150,702	2,253
	ECN Capital Corp.	844,986	2,240
*	Centerra Gold Inc.	568,677	2,220

52

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Birchcliff Energy Ltd.	679,689	2,143
*,^	Home Capital Group Inc. Class B	214,171	2,123
	TransAlta Renewables Inc.	248,272	2,046
*	Torex Gold Resources Inc.	221,645	2,019
	Martinrea International Inc.	228,148	1,974
*	Kelt Exploration Ltd.	422,737	1,952
*,^	Precision Drilling Corp.	795,739	1,922
*	SEMAFO Inc.	873,797	1,912
*	Tahoe Resources Inc.	808,872	1,911
*	NuVista Energy Ltd.	449,871	1,811
^	CES Energy Solutions Corp.	669,820	1,776
^	Hudson's Bay Co.	274,168	1,764
*,^	Canadian Solar Inc.	122,398	1,750
^	TORC Oil & Gas Ltd.	388,875	1,598
*	Sierra Wireless Inc.	88,367	1,593
	Cogeco Communications Inc.	30,320	1,487
*	Eldorado Gold Corp.	2,135,513	1,427
	Cascades Inc.	180,908	1,407
*,^	Paramount Resources Ltd. Class A	191,176	1,397
	Ensign Energy Services Inc.	349,469	1,362
*	Alacer Gold Corp.	758,704	1,239
*	New Gold Inc.	1,521,307	1,213
	Corus Entertainment Inc. Class B	303,751	1,144
	Dorel Industries Inc. Class B	69,322	1,133
*	Advantage Oil & Gas Ltd.	469,916	1,053
*	Obsidian Energy Ltd.	1,175,959	858
	Just Energy Group Inc.	257,868	836
*	China Gold International Resources Corp. Ltd.	565,088	773
^	First National Financial Corp.	37,557	769
*	Gran Tierra Energy Inc.	193,660	591
	Morguard REIT	58,774	509
*,§	Australis Capital Inc.	56,678	102
*,^	ProMetic Life Sciences Inc.	58,584	20
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	5,460	—
*,§	Great Basin Gold Ltd.	345,634	—
			836,307
Chile (0.3%)
	SONDA SA	1,361,085	1,939
	CAP SA	196,576	1,913
	Vina Concha y Toro SA	883,732	1,664
	Inversiones Aguas Metropolitanas SA	1,196,924	1,651
	Ripley Corp. SA	1,690,367	1,436
	Inversiones La Construccion SA	89,959	1,354
	Salfacorp SA	898,338	1,273
*	Cia Sud Americana de Vapores SA	38,263,659	1,147
*	SMU SA	4,172,143	1,098
	Multiexport Foods SA	1,793,173	930
	Forus SA	198,672	533
	Sociedad de Inversiones Oro Blanco SA	75,563,725	489
	Empresas Tricot SA	331,621	460
	Besalco SA	570,480	459
			16,346
China (3.1%)
	China Oriental Group Co. Ltd.	6,466,000	5,130
	Kingdee International Software Group Co. Ltd.	5,942,116	4,873
*	China Biologic Products Holdings Inc.	71,578	4,756
*	China First Capital Group Ltd.	8,728,000	3,521
	SSY Group Ltd.	3,791,324	3,203
*	BEST Inc. ADR	482,098	3,032
	Chinasoft International Ltd.	5,018,587	2,957
	Yihai International Holding Ltd.	1,269,000	2,789
*,^	Baozun Inc. ADR	63,850	2,542
	Tong Ren Tang Technologies Co. Ltd.	1,709,164	2,448
*	21Vianet Group Inc. ADR	217,477	2,365

53

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Hollysys Automation Technologies Ltd.	121,200	2,329
	China Water Affairs Group Ltd.	2,535,600	2,295
*,^	iKang Healthcare Group Inc. ADR	129,834	2,259
	China Aoyuan Property Group Ltd.	3,389,000	1,989
2	Fu Shou Yuan International Group Ltd.	2,512,000	1,931
	Greatview Aseptic Packaging Co. Ltd.	2,863,000	1,905
*	China Maple Leaf Educational Systems Ltd.	4,166,000	1,808
	Fufeng Group Ltd.	3,997,864	1,697
*	Digital China Holdings Ltd.	3,418,588	1,641
	Dongyue Group Ltd.	2,972,000	1,592
*,^	Bilibili Inc. ADR	114,641	1,548
*	Ronshine China Holdings Ltd.	1,352,000	1,525
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	3,130,240	1,517
*,^	CMBC Capital Holdings Ltd.	42,236,897	1,513
	Tianneng Power International Ltd.	1,878,536	1,508
*	Sohu.com Ltd. ADR	83,282	1,505
2	Hua Hong Semiconductor Ltd.	859,540	1,500
*,^	Bitauto Holdings Ltd. ADR	77,900	1,488
	China ZhengTong Auto Services Holdings Ltd.	3,043,000	1,460
	Greentown Service Group Co. Ltd.	2,200,000	1,460
2	Genertec Universal Medical Group Co. Ltd.	1,869,309	1,456
	Yuexiu Transport Infrastructure Ltd.	1,780,000	1,427
	China SCE Group Holdings Ltd.	4,158,000	1,421
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	408,403	1,400
	Kaisa Group Holdings Ltd.	5,661,000	1,384
	Zhenro Properties Group Ltd.	2,282,000	1,383
	China Lesso Group Holdings Ltd.	2,591,812	1,369
	Xtep International Holdings Ltd.	2,426,879	1,331
*	Skyfame Realty Holdings Ltd.	7,710,000	1,327
	China Yongda Automobiles Services Holdings Ltd.	2,463,500	1,322
*	Ausnutria Dairy Corp. Ltd.	1,430,000	1,303
*,2	China Metal Resources Utilization Ltd.	2,264,000	1,300
	Yuzhou Properties Co. Ltd.	3,630,896	1,296
	China Suntien Green Energy Corp. Ltd.	5,020,762	1,284
	Times China Holdings Ltd.	1,460,000	1,279
^,2	Zhou Hei Ya International Holdings Co. Ltd.	2,474,000	1,273
	Powerlong Real Estate Holdings Ltd.	3,673,000	1,260
	Huaxin Cement Co. Ltd. Class B	610,860	1,250
	Skyworth Digital Holdings Ltd.	5,392,497	1,249
*	Lifetech Scientific Corp.	5,706,058	1,239
^	Tongda Group Holdings Ltd.	9,572,346	1,238
*,^	Zhuguang Holdings Group Co. Ltd.	6,600,000	1,223
	Lonking Holdings Ltd.	5,411,313	1,220
*,2	China Logistics Property Holdings Co. Ltd.	3,675,000	1,218
*	China Education Group Holdings Ltd.	1,001,000	1,204
2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	487,000	1,193
	NetDragon Websoft Holdings Ltd.	668,090	1,189
	Sinotrans Shipping Ltd.	3,468,190	1,160
*,^	Zhongyu Gas Holdings Ltd.	1,702,000	1,150
*,^	Jinchuan Group International Resources Co. Ltd.	13,137,000	1,130
*	Tibet Water Resources Ltd.	3,973,006	1,124
*	Zai Lab Ltd. ADR	67,800	1,109
*	Fang Holdings Ltd. ADR	545,613	1,108
*,2	A-Living Services Co. Ltd.	900,250	1,097
*	Noah Holdings Ltd. ADR	28,970	1,092
	Sinopec Kantons Holdings Ltd.	2,663,962	1,087
	China Resources Medical Holdings Co. Ltd.	1,577,291	1,087
*	Consun Pharmaceutical Group Ltd.	1,548,000	1,077
*,^	Beijing Gas Blue Sky Holdings Ltd.	16,320,000	1,063
2	China Everbright Greentech Ltd.	1,457,000	1,051
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	1,141,178	1,050
2	Redco Group	2,298,000	1,041
2	China Yuhua Education Corp. Ltd.	2,580,000	1,040
	Beijing Capital Land Ltd.	2,964,000	1,006

54

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Vinda International Holdings Ltd.	696,873	996
	China Overseas Grand Oceans Group Ltd.	3,138,500	973
^	Texhong Textile Group Ltd.	796,000	961
	Bank of Chongqing Co. Ltd.	1,598,843	925
	China Shineway Pharmaceutical Group Ltd.	784,343	916
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	3,777,480	885
^	China High Speed Transmission Equipment Group Co. Ltd.	930,300	874
2	Cosmo Lady China Holdings Co. Ltd.	2,071,131	872
	China Lilang Ltd.	1,044,000	861
*,2	Yixin Group Ltd.	3,255,500	850
	PAX Global Technology Ltd.	1,722,062	849
	JNBY Design Ltd.	547,000	840
*,^	China Shanshui Cement Group Ltd.	1,992,757	836
*,§	SMI Holdings Group Ltd.	2,800,800	836
	West China Cement Ltd.	5,595,200	831
	China Overseas Property Holdings Ltd.	3,475,000	820
	China Oil & Gas Group Ltd.	11,808,000	814
^	Hisense Kelon Electrical Holdings Co. Ltd.	1,113,173	808
	Luthai Textile Co. Ltd. Class B	714,192	800
2	Ozner Water International Holding Ltd.	3,597,000	780
	Huangshan Tourism Development Co. Ltd. Class B	645,600	755
	Dah Chong Hong Holdings Ltd.	2,222,988	754
*,^	Sogou Inc. ADR	128,700	748
*,^	COSCO Shipping International Singapore Co. Ltd.	2,824,100	725
2	Tian Ge Interactive Holdings Ltd.	1,360,000	717
*,^	Leyou Technologies Holdings Ltd.	3,120,000	712
*,2	Haichang Ocean Park Holdings Ltd.	4,348,000	711
*,^	Qudian Inc. ADR	169,800	708
	Shanghai Highly Group Co. Ltd. Class B	772,200	688
	Global Cord Blood Corp.	112,300	686
	Tiangong International Co. Ltd.	3,058,000	680
	Guangdong Provincial Expressway Development Co. Ltd. Class B	957,294	674
*	Wisdom Education International Holdings Co. Ltd.	1,494,000	672
	TCL Electronics Holdings Ltd.	1,644,122	670
*	O-Net Technologies Group Ltd.	1,527,000	663
	Sany Heavy Equipment International Holdings Co. Ltd.	2,283,000	659
*	Beijing Enterprises Clean Energy Group Ltd.	50,700,000	642
	Xingda International Holdings Ltd.	2,368,000	639
	Harbin Electric Co. Ltd.	2,135,813	607
	Changyou.com Ltd. ADR	44,600	597
*,^	JinkoSolar Holding Co. Ltd. ADR	73,557	593
	Wasion Holdings Ltd.	1,207,454	592
	Chaowei Power Holdings Ltd.	1,363,563	587
	Hangzhou Steam Turbine Co. Ltd. Class B	662,776	518
	Greenland Hong Kong Holdings Ltd.	2,182,000	503
*	Hi Sun Technology China Ltd.	4,254,101	494
	Shandong Airlines Co. Ltd. Class B	340,248	492
	Concord New Energy Group Ltd.	12,400,000	491
	Colour Life Services Group Co. Ltd.	1,014,000	490
^	Enerchina Holdings Ltd.	9,792,600	488
*	Xunlei Ltd. ADR	80,000	484
	Grand Baoxin Auto Group Ltd.	2,202,859	481
*	Sinolink Worldwide Holdings Ltd.	6,356,000	480
*	Carnival Group International Holdings Ltd.	26,432,133	479
	Minmetals Land Ltd.	3,096,000	475
	Ajisen China Holdings Ltd.	1,424,408	475
^	Q Technology Group Co. Ltd.	995,000	474
*	Yashili International Holdings Ltd.	2,736,000	473
	China Aerospace International Holdings Ltd.	6,932,000	471
	Shanghai Diesel Engine Co. Ltd. Class B	841,400	470
	361 Degrees International Ltd.	2,007,000	467
	Dongjiang Environmental Co. Ltd.	469,800	461
	Sinosoft Technology Group Ltd.	1,593,000	456
*,^	Huayi Tencent Entertainment Co. Ltd.	19,042,375	456

55

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	China Water Industry Group Ltd.	3,100,000	456
*,2	Cogobuy Group	1,325,000	453
*	Comba Telecom Systems Holdings Ltd.	3,205,959	452
*	AVIC International Holding HK Ltd.	19,434,139	449
*,§	V1 Group Ltd.	7,281,484	446
	Shanghai Industrial Urban Development Group Ltd.	2,946,000	441
	Guorui Properties Ltd.	1,832,000	440
	Qingling Motors Co. Ltd.	1,666,929	432
§	China Singyes Solar Technologies Holdings Ltd.	1,576,250	432
*,§	Coolpad Group Ltd.	4,660,669	428
	Dawnrays Pharmaceutical Holdings Ltd.	1,832,000	421
	China Fangda Group Co. Ltd. Class B	975,900	417
	Launch Tech Co. Ltd.	424,500	417
	CPMC Holdings Ltd.	1,258,000	414
^	SIIC Environment Holdings Ltd.	2,046,582	399
	Fantasia Holdings Group Co. Ltd.	3,895,500	389
	China Electronics Optics Valley Union Holding Co. Ltd.	6,956,000	387
*	Glorious Property Holdings Ltd.	7,816,000	381
*	China Modern Dairy Holdings Ltd.	3,025,000	379
	China Merchants Land Ltd.	2,878,000	372
*	Shang Gong Group Co. Ltd. Class B	575,512	361
	Tianjin Port Development Holdings Ltd.	3,533,976	360
*,§	China Huiyuan Juice Group Ltd.	1,333,000	343
	INESA Intelligent Tech Inc. Class B	652,133	339
	Weiqiao Textile Co.	997,000	320
	Eastern Communications Co. Ltd. Class B	704,750	318
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	686,000	316
*,^	FDG Electric Vehicles Ltd.	31,903,885	314
*,^	Chiho Environmental Group Ltd.	1,066,000	310
	Tianjin Development Holdings Ltd.	954,000	303
^	China Everbright Water Ltd.	1,196,100	302
^	China Power Clean Energy Development Co. Ltd.	1,040,500	299
	China Electronics Huada Technology Co. Ltd.	3,390,000	299
*	Lianhua Supermarket Holdings Co. Ltd.	1,208,000	278
^	CT Environmental Group Ltd.	6,115,760	278
	Shanghai Jinjiang International Travel Co. Ltd. Class B	148,246	277
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	664,350	269
*	Kama Co. Ltd. Class B	512,012	269
*	China Yurun Food Group Ltd.	3,358,000	266
*	PW Medtech Group Ltd.	1,558,000	261
*	Hybrid Kinetic Group Ltd.	42,268,000	259
	Chongqing Machinery & Electric Co. Ltd.	4,216,000	259
	Xiamen International Port Co. Ltd.	1,931,000	256
*	Phoenix Media Investment Holdings Ltd.	3,219,783	247
*	Xinjiang Xinxin Mining Industry Co. Ltd.	2,598,000	242
*,^,§	National Agricultural Holdings Ltd.	1,560,000	237
	Poly Culture Group Corp. Ltd.	197,414	228
*	Shougang Concord International Enterprises Co. Ltd.	10,078,232	226
*	SRE Group Ltd.	11,816,302	223
*,§	Mingfa Group International Co. Ltd.	915,541	221
*	Capital Environment Holdings Ltd.	10,510,000	218
*	China Beidahuang Industry Group Holdings Ltd.	8,384,000	215
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	380,400	209
*	First Tractor Co. Ltd.	866,954	205
*,§	China Fiber Optic Network System Group Ltd.	2,215,200	198
	Maoye International Holdings Ltd.	2,567,459	184
2	Beijing Urban Construction Design & Development Group Co. Ltd.	587,000	184
	Hilong Holding Ltd.	1,456,000	174
*	Chongqing Iron & Steel Co. Ltd.	1,181,500	169
*	Rentian Technology Holdings Ltd.	9,040,000	166
2	Kangda International Environmental Co. Ltd.	1,233,111	137
*,§	Anxin-China Holdings Ltd.	2,621,200	129
*	China Minsheng DIT Group Ltd.	5,920,000	125
*	Zhonglu Co. Ltd. Class B	186,564	120

56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	345,880	117
*,^	North Mining Shares Co. Ltd.	30,423,200	105
*	China Chengtong Development Group Ltd.	3,894,000	102
*,§	Boshiwa International Holding Ltd.	469,000	100
*,§	Tech Pro Technology Development Ltd.	10,406,800	90
	Changhong Meiling Co. Ltd. Class B	278,900	85
	Dalian Refrigeration Co. Ltd. Class B	294,700	82
*	China Rare Earth Holdings Ltd.	1,656,548	73
*,^,§	China Lumena New Materials Corp.	3,950,000	63
*	Silk Road Logistics Holdings Ltd.	5,174,000	48
*	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	6,556,000	40
*,§	Hua Han Health Industry Holdings Ltd.	1,817,183	28
	Changchai Co. Ltd. Class B	82,200	26
*,§	Real Gold Mining Ltd.	239,476	26
*	MIE Holdings Corp.	1,148,000	24
	China All Access Holdings Ltd.	432,000	20
*	Tongda Hong Tai Holdings Ltd.	90,308	17
*	China Dynamics Holdings Ltd.	1,068,752	14
*	China Soft Power Technology Holdings Ltd.	1,594,322	10
*	Fullsun International Holdings Group Co. Ltd.	15,000	2
*,^,§	Midas Holdings Ltd.	2,619,447	—
*,§	China High Precision Automation Group Ltd.	401,000	—
*,^,§	China Metal Recycling Holdings Ltd.	332,400	—
			188,870
Colombia (0.1%)
	Banco Davivienda SA Preference Shares	262,892	2,531
	Avianca Holdings SA Preference Shares	799,705	491
			3,022
Czech Republic (0.0%)
*	PFNonwovens SA	2,663	105

Denmark (1.0%)
	Royal Unibrew A/S	131,689	9,345
	SimCorp A/S	105,389	8,114
	FLSmidth & Co. A/S	134,475	7,056
	Topdanmark A/S	110,230	5,240
	Sydbank A/S	173,758	4,013
	Dfds A/S	79,435	3,400
*	Nilfisk Holding A/S	72,586	2,849
	Schouw & Co. A/S	34,700	2,834
*	ALK-Abello A/S	17,442	2,794
2	Scandinavian Tobacco Group A/S	168,619	2,558
*,^	Bavarian Nordic A/S	87,517	2,023
*	Bang & Olufsen A/S	93,472	1,942
	Spar Nord Bank A/S	228,125	1,890
*,^	NKT A/S	76,231	1,434
	Alm Brand A/S	168,883	1,414
*	D/S Norden A/S	71,234	984
	Matas A/S	92,852	897
	Solar A/S Class B	12,739	682
*,§	OW Bunker A/S	24,023	—
			59,469
Egypt (0.1%)
	Orascom Construction Ltd.	153,300	996
	Juhayna Food Industries	1,122,800	602
*	Medinet Nasr Housing	1,504,288	594
*	Pioneers Holding for Financial Investments SAE	1,544,409	584
*	Six of October Development & Investment	657,468	550
*	Ezz Steel Co. SAE	513,519	534
	Alexandria Mineral Oils Co.	1,209,942	472
*	Palm Hills Developments SAE	3,088,715	405
	Sidi Kerir Petrochemicals Co.	286,388	353
	Heliopolis Housing	327,625	328
*	Orascom Investment Holding	9,071,765	282

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Oriental Weavers	387,202	198
*	Palm Hills Developments SAE Rights Exp. 11/15/2018	1,029,571	16
*,§	Nile Cotton Ginning	31,192	11
			5,925
Finland (1.2%)
	Amer Sports Oyj	308,864	11,481
	Valmet Oyj	361,273	8,226
	Konecranes Oyj Class A	196,178	7,025
	Tieto Oyj	196,712	6,332
	Cargotec Oyj Class B	131,972	5,485
	Metsa Board Oyj	461,716	4,038
	Outokumpu Oyj	830,070	3,479
	DNA Oyj	164,784	3,229
	Kemira Oyj	240,422	2,949
	YIT Oyj	434,487	2,475
	Sanoma Oyj	203,705	2,295
	Cramo Oyj	117,776	2,245
	Citycon Oyj	1,016,296	1,975
*,^	Caverion Oyj	267,753	1,676
	Uponor Oyj	148,105	1,604
*	Outotec Oyj	382,654	1,480
	Ramirent Oyj	176,529	1,289
	Finnair Oyj	142,466	1,070
	Oriola Oyj	343,440	1,049
	Raisio Oyj	305,136	936
	F-Secure Oyj	262,927	686
*,^	Stockmann Oyj Abp Class B	84,513	289
			71,313
France (2.4%)
2	Euronext NV	188,950	11,627
	Alten SA	75,154	7,243
	Altran Technologies SA	625,691	6,202
	Nexity SA	117,055	5,598
^	SPIE SA	325,816	5,101
	Korian SA	124,943	4,923
*	CGG SA	1,886,459	4,563
	Gaztransport Et Technigaz SA	59,617	4,406
	Sopra Steria Group	38,714	4,288
2	Elior Group SA	279,768	4,024
*,^	Vallourec SA	825,522	3,902
	Metropole Television SA	175,364	3,394
*	Fnac Darty SA	46,581	3,312
*	SOITEC	45,052	3,210
*	Rothschild & Co.	78,091	3,112
	Neopost SA	92,770	2,982
2	Maisons du Monde SA	116,823	2,929
	Television Francaise 1	284,078	2,889
	IPSOS	104,402	2,780
2	Europcar Mobility Group	283,181	2,680
	Altarea SCA	11,896	2,610
	Coface SA	246,975	2,468
*	DBV Technologies SA	63,575	2,350
	Nexans SA	80,265	2,316
	Vicat SA	42,001	2,257
	Eramet	24,362	2,243
	Trigano SA	21,658	2,199
	Tarkett SA	86,120	1,892
*	Virbac SA	11,680	1,874
*,^	Genfit	79,976	1,862
	Carmila SA	81,119	1,788
	Akka Technologies	27,009	1,779
	Beneteau SA	100,991	1,674
	FFP	13,939	1,639
^	Mercialys SA	109,735	1,609

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*,2	SMCP SA	66,742	1,578
	LISI	46,262	1,347
	Interparfums SA	32,231	1,333
	Bonduelle SCA	36,181	1,283
	Derichebourg SA	262,612	1,263
	Mersen SA	37,862	1,249
*,^	Technicolor SA	975,569	1,244
	Albioma SA	62,670	1,218
*,2	X-Fab Silicon Foundries SE	144,587	989
	Manitou BF SA	33,291	938
	Guerbet	14,195	900
	Vilmorin & Cie SA	14,820	883
	Boiron SA	14,636	876
^	Rallye SA	65,639	729
	Jacquet Metal Service SA	34,412	713
	GL Events	32,986	705
*	Etablissements Maurel et Prom	140,108	648
*	Pharmagest Inter@ctive	10,041	580
	Synergie SA	15,616	476
	Groupe Crit	6,345	424
	Union Financiere de France BQE SA	13,131	400
	AKWEL	19,771	394
*,^	Bourbon Corp.	66,338	388
*	Stallergenes Greer plc	11,421	350
	Haulotte Group SA	29,353	332
	Esso SA Francaise	4,875	192
*	Albioma SA Loyalty Line	8,890	173
			141,330
Germany (4.0%)
*	MorphoSys AG	85,407	7,908
	Freenet AG	347,583	7,818
	TAG Immobilien AG	333,298	7,603
	Grand City Properties SA	298,888	7,226
*	Evotec AG	355,911	7,016
	Bechtle AG	74,487	6,615
	Nemetschek SE	48,937	6,433
	alstria office REIT-AG	428,706	6,172
	Aareal Bank AG	162,573	6,048
	Gerresheimer AG	85,202	6,005
	Aurubis AG	96,340	5,848
	Software AG	128,864	5,769
	TLG Immobilien AG	226,111	5,741
	CTS Eventim AG & Co. KGaA	148,082	5,552
*	Dialog Semiconductor plc	204,342	5,389
	Siltronic AG	56,382	5,164
	Duerr AG	133,006	4,740
	Norma Group SE	86,492	4,670
2	ADO Properties SA	79,146	4,668
	Stabilus SA	66,443	4,453
2	Deutsche Pfandbriefbank AG	334,168	4,437
	Deutsche EuroShop AG	139,056	4,315
	Jungheinrich AG Preference Shares	128,623	4,262
*	Jenoptik AG	138,316	4,187
	Salzgitter AG	103,496	4,137
	CANCOM SE	90,247	3,680
	Sixt SE	35,365	3,595
*	AIXTRON SE	286,860	3,595
	Krones AG	39,432	3,525
	CompuGroup Medical SE	61,751	3,488
	Stroeer SE & Co. KGaA	66,112	3,456
	Bilfinger SE	79,193	3,450
	S&T AG	129,184	3,211
	Leoni AG	87,387	3,190
	Sixt SE Preference Shares	45,463	3,124

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	zooplus AG	16,745	2,771
	Indus Holding AG	49,863	2,722
	Deutz AG	331,645	2,467
	DMG Mori AG	49,926	2,414
	XING SE	7,735	2,326
2	Befesa SA	52,200	2,318
	Pfeiffer Vacuum Technology AG	17,426	2,167
	Washtec AG	27,826	2,144
*	Hypoport AG	10,511	2,106
	Schaeffler AG Preference Shares	197,486	2,081
	PATRIZIA Immobilien AG	116,369	2,000
	RIB Software SE	112,818	1,947
	VTG AG	31,889	1,908
	KWS Saat SE	5,574	1,894
*	Isra Vision AG	42,479	1,822
	Koenig & Bauer AG	36,779	1,797
	Kloeckner & Co. SE	197,931	1,664
*,^	Heidelberger Druckmaschinen AG	695,726	1,612
*	Nordex SE	168,536	1,566
	Takkt AG	90,438	1,536
	Wacker Neuson SE	68,181	1,514
	Hornbach Holding AG & Co. KGaA	22,895	1,513
	Biotest AG Preference Shares	53,631	1,422
	RHOEN-KLINIKUM AG	54,414	1,375
	Hamburger Hafen und Logistik AG	64,038	1,356
*	SGL Carbon SE	133,173	1,334
	DIC Asset AG	120,736	1,302
	Deutsche Beteiligungs AG	30,359	1,242
*	Corestate Capital Holding SA	28,215	1,218
	Draegerwerk AG & Co. KGaA Preference Shares	22,492	1,207
	Diebold Nixdorf AG	18,199	1,178
	Vossloh AG	23,971	1,109
*	Varta AG	34,734	1,095
	BayWa AG	36,919	1,075
	Bertrandt AG	11,948	989
	Wuestenrot & Wuerttembergische AG	48,103	973
*,2	Tele Columbus AG	275,558	970
	comdirect bank AG	76,945	911
	ElringKlinger AG	75,846	642
	SMA Solar Technology AG	21,134	493
	Hornbach Baumarkt AG	18,171	483
	Draegerwerk AG & Co. KGaA	6,790	331
	H&R GmbH & Co. KGaA	29,667	226
	CropEnergies AG	42,623	190
	GRENKE AG	526	50
			241,950
Greece (0.1%)
*	GEK Terna Holding Real Estate Construction SA	208,522	1,102
	Grivalia Properties REIC AE	127,725	1,098
	Terna Energy SA	115,326	799
	Hellenic Exchanges SA	151,295	667
	Sarantis SA	73,434	582
	Fourlis Holdings SA	111,730	549
	Aegean Airlines SA	70,949	537
	Holding Co. ADMIE IPTO SA	286,015	523
*	Viohalco SA	178,808	514
*	LAMDA Development SA	74,287	513
*	Public Power Corp. SA	341,305	511
*	Ellaktor SA	311,420	449
*,§	TT Hellenic Postbank SA	44,448	—
			7,844
Hong Kong (1.7%)
	Vitasoy International Holdings Ltd.	2,156,000	6,873
	NagaCorp Ltd.	4,112,228	3,770

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Fortune REIT	3,420,000	3,742
	Luk Fook Holdings International Ltd.	934,135	3,082
	HKBN Ltd.	1,938,225	2,910
	United Energy Group Ltd.	14,557,000	2,842
	Hongkong & Shanghai Hotels Ltd.	2,053,000	2,833
	IGG Inc.	2,456,000	2,604
	Pacific Basin Shipping Ltd.	11,073,532	2,426
	SITC International Holdings Co. Ltd.	3,172,858	2,331
	Yuexiu REIT	3,311,904	2,012
	Value Partners Group Ltd.	2,518,578	1,878
	Man Wah Holdings Ltd.	4,025,200	1,857
	Sunlight REIT	2,847,406	1,714
	China Goldjoy Group Ltd.	40,896,000	1,674
	K Wah International Holdings Ltd.	3,483,335	1,578
^	Mandarin Oriental International Ltd.	827,591	1,565
*,2	Razer Inc.	10,069,000	1,558
	SmarTone Telecommunications Holdings Ltd.	1,047,730	1,456
	Giordano International Ltd.	3,139,735	1,395
	Gemdale Properties & Investment Corp. Ltd.	14,454,000	1,334
	Pacific Textiles Holdings Ltd.	1,313,000	1,326
*	Agritrade Resources Ltd.	6,375,000	1,271
	Far East Consortium International Ltd.	2,693,858	1,258
	Microport Scientific Corp.	1,048,000	1,251
	CP Pokphand Co. Ltd.	14,366,000	1,246
	Spring REIT	2,072,762	1,244
	Chinese Estates Holdings Ltd.	1,288,500	1,213
	CITIC Telecom International Holdings Ltd.	3,817,004	1,199
	Lai Sun Development Co. Ltd.	821,850	1,192
	Prosperity REIT	3,283,000	1,164
*	Esprit Holdings Ltd.	4,895,400	1,114
	Pou Sheng International Holdings Ltd.	5,654,000	1,075
	Road King Infrastructure Ltd.	688,346	1,066
	Canvest Environmental Protection Group Co. Ltd.	1,937,000	1,031
	Chow Sang Sang Holdings International Ltd.	624,565	1,013
*,^	HC Group Inc.	1,554,500	1,010
	HKR International Ltd.	2,033,760	970
*	Zhaobangji Properties Holdings Ltd.	736,000	961
^,2	Xiabuxiabu Catering Management China Holdings Co. Ltd.	753,000	945
*	NewOcean Energy Holdings Ltd.	2,394,000	869
	Dynam Japan Holdings Co. Ltd.	731,040	863
*	Global Brands Group Holding Ltd.	15,518,000	862
^	United Laboratories International Holdings Ltd.	1,230,500	855
*,^,§	Town Health International Medical Group Ltd.	8,913,419	784
^	Nan Hai Corp. Ltd.	33,600,000	781
^	China Harmony New Energy Auto Holding Ltd.	1,942,000	773
*	Anton Oilfield Services Group	5,213,298	737
*,^,§	Superb Summit International Group Ltd.	3,957,346	737
	Liu Chong Hing Investment Ltd.	506,000	732
2	Crystal International Group Ltd.	1,313,500	719
	Sun Hung Kai & Co. Ltd.	1,591,000	718
2	IMAX China Holding Inc.	301,858	705
*	COFCO Meat Holdings Ltd.	4,679,000	682
	Goodbaby International Holdings Ltd.	2,175,000	675
*,^	Truly International Holdings Ltd.	4,379,000	639
*,^	China LNG Group Ltd.	4,407,999	609
	Singamas Container Holdings Ltd.	3,771,960	607
	Ju Teng International Holdings Ltd.	2,379,002	602
	Texwinca Holdings Ltd.	1,730,000	589
*,§	Convoy Global Holdings Ltd.	26,130,000	556
	Inspur International Ltd.	1,363,203	543
*,^	We Solutions Ltd.	7,904,000	536
	Lee's Pharmaceutical Holdings Ltd.	684,500	514
*,^	Digital Domain Holdings Ltd.	36,730,000	502
*,^	GCL New Energy Holdings Ltd.	14,301,541	477

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
^,2	Regina Miracle International Holdings Ltd.	935,000	471
	Emperor Capital Group Ltd.	9,569,860	453
*	China Silver Group Ltd.	3,600,508	447
*	Beijing Enterprises Medical & Health Group Ltd.	11,442,000	446
*	G-Resources Group Ltd.	65,226,190	417
*	Lifestyle China Group Ltd.	1,002,870	407
*	China Financial International Investments Ltd.	15,707,232	400
2	CGN New Energy Holdings Co. Ltd.	2,716,720	358
*,^	Honghua Group Ltd.	5,286,000	343
*	New World Department Store China Ltd.	1,605,666	320
	Emperor Watch & Jewellery Ltd.	8,060,000	319
	China Baoli Technologies Holdings Ltd.	4,894,496	312
*,^	Panda Green Energy Group Ltd.	8,028,645	303
*	Parkson Retail Group Ltd.	3,395,500	299
*,^	KuangChi Science Ltd.	4,312,000	298
*	CST Group Ltd.	93,536,000	287
	BOE Varitronix Ltd.	957,000	277
*,^	China Strategic Holdings Ltd.	34,650,000	252
*	Future World Financial Holdings Ltd.	30,486,286	249
*	Hong Kong Television Network Ltd.	888,000	244
*	Sunshine Oilsands Ltd.	10,456,418	240
*,^	China LotSynergy Holdings Ltd.	18,419,951	198
	Henderson Investment Ltd.	2,494,000	195
^	Shenwan Hongyuan HK Ltd.	925,000	188
	EVA Precision Industrial Holdings Ltd.	2,328,000	185
	Yip's Chemical Holdings Ltd.	572,000	174
	New Sports Group Ltd.	4,056,576	169
	Chong Hing Bank Ltd.	98,000	165
	TPV Technology Ltd.	1,790,000	146
*	Freeman FinTech Corp. Ltd.	25,754,488	142
*	Technovator International Ltd.	978,000	132
*	Silver Base Group Holdings Ltd.	1,040,712	67
	Qianhai Health Holdings Ltd.	1,649,750	66
*,^,§	China Animal Healthcare Ltd.	1,003,918	65
*	New Provenance Everlasting Holdings Ltd.	11,490,000	62
*	Xinchen China Power Holdings Ltd.	670,800	49
*	Mei Ah Entertainment Group Ltd.	1,660,000	49
*	Good Resources Holdings Ltd.	1,770,000	44
*	Sincere Watch Hong Kong Ltd.	2,550,000	30
*	Summit Ascent Holdings Ltd.	206,000	25
*	Sino Oil And Gas Holdings Ltd.	1,231,500	24
*	Yanchang Petroleum International Ltd.	2,510,000	24
*	China Ocean Industry Group Ltd.	5,450,000	21
			100,011
Hungary (0.0%)
*	Opus Global Nyrt	240,209	405

India (2.9%)
	Federal Bank Ltd.	3,880,832	4,345
	Mindtree Ltd.	360,724	4,157
	Apollo Hospitals Enterprise Ltd.	248,180	3,834
	Info Edge India Ltd.	162,474	3,471
	Crompton Greaves Consumer Electricals Ltd.	1,098,587	3,172
*	Bharat Financial Inclusion Ltd.	260,899	3,100
	Jubilant Foodworks Ltd.	197,420	2,898
	IIFL Holdings Ltd.	462,154	2,879
	Alkem Laboratories Ltd.	109,643	2,836
	Natco Pharma Ltd.	245,503	2,505
	HEG Ltd.	42,268	2,458
	AIA Engineering Ltd.	99,749	2,312
	Indiabulls Ventures Ltd.	394,035	2,282
	Indian Hotels Co. Ltd.	1,294,806	2,258
	TVS Motor Co. Ltd.	302,461	2,227
	Edelweiss Financial Services Ltd.	1,008,049	2,213

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	CESC Ltd.	172,518	2,073
	Apollo Tyres Ltd.	700,626	2,070
	Voltas Ltd.	267,285	1,957
	Gillette India Ltd.	21,560	1,905
	Balkrishna Industries Ltd.	126,025	1,866
	GRUH Finance Ltd.	475,215	1,858
	City Union Bank Ltd.	791,738	1,823
*	Fortis Healthcare Ltd.	951,525	1,807
*	Max Financial Services Ltd.	345,646	1,764
	Jubilant Life Sciences Ltd.	194,789	1,750
	Cholamandalam Investment and Finance Co. Ltd.	99,975	1,717
	Tata Global Beverages Ltd.	580,695	1,710
	Arvind Ltd.	356,918	1,657
	Graphite India Ltd.	127,243	1,638
	Whirlpool of India Ltd.	83,937	1,585
*	Adani Transmission Ltd.	700,485	1,577
	PI Industries Ltd.	148,845	1,563
	Dewan Housing Finance Corp. Ltd.	511,491	1,556
	Muthoot Finance Ltd.	263,454	1,458
	Sundaram Finance Ltd.	71,891	1,455
	Escorts Ltd.	163,776	1,390
	Oberoi Realty Ltd.	238,353	1,365
	Supreme Industries Ltd.	102,120	1,362
	Bayer CropScience Ltd.	25,766	1,361
	Sterlite Technologies Ltd.	252,695	1,305
	Indraprastha Gas Ltd.	359,720	1,301
	KPIT Technologies Ltd.	425,522	1,276
	Varun Beverages Ltd.	115,561	1,275
	Ramco Cements Ltd.	155,960	1,267
*	Aditya Birla Fashion and Retail Ltd.	500,721	1,222
	Manappuram Finance Ltd.	1,129,189	1,221
	KRBL Ltd.	261,322	1,219
	National Aluminium Co. Ltd.	1,290,372	1,191
	PVR Ltd.	63,664	1,175
	NCC Ltd.	1,146,398	1,165
*	Godrej Properties Ltd.	142,848	1,157
	Sanofi India Ltd.	14,620	1,148
*,2	PNB Housing Finance Ltd.	105,976	1,147
	Pfizer Ltd.	28,872	1,140
	Amara Raja Batteries Ltd.	111,209	1,123
*,2	Eris Lifesciences Ltd.	121,589	1,119
	Phoenix Mills Ltd.	148,493	1,116
	Coromandel International Ltd.	190,688	1,087
	Ipca Laboratories Ltd.	115,943	1,072
2	AU Small Finance Bank Ltd.	142,728	1,071
*,2	Quess Corp. Ltd.	108,665	1,067
2	Endurance Technologies Ltd.	65,259	1,066
	WABCO India Ltd.	12,425	1,060
	Hexaware Technologies Ltd.	231,565	1,051
	Thermax Ltd.	76,974	1,042
2	Syngene International Ltd.	130,020	1,016
	Sundram Fasteners Ltd.	137,510	991
	Kajaria Ceramics Ltd.	185,412	989
	SRF Ltd.	37,566	981
	Karur Vysya Bank Ltd.	903,802	975
	Alembic Pharmaceuticals Ltd.	115,500	934
*	Sun Pharma Advanced Research Co. Ltd.	228,184	916
	NBCC India Ltd.	1,208,686	905
*	Mahindra CIE Automotive Ltd.	249,048	893
	Gujarat State Petronet Ltd.	367,175	888
	Welspun India Ltd.	1,089,079	868
	Century Textiles & Industries Ltd.	77,432	863
	Gujarat Fluorochemicals Ltd.	71,640	858
	Capital First Ltd.	133,852	845

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* Just Dial Ltd.	122,714	835
* Ajanta Pharma Ltd.	57,608	825
TI Financial Holdings Ltd.	122,001	805
Motilal Oswal Financial Services Ltd.	95,489	805
Indian Bank	233,975	800
Care Ratings Ltd.	54,893	798
Gujarat Pipavav Port Ltd.	587,059	794
Persistent Systems Ltd.	103,150	790
Ceat Ltd.	50,496	783
Jain Irrigation Systems Ltd.	810,983	781
Mahanagar Gas Ltd.	68,909	780
Bombay Burmah Trading Co.	44,256	775
Radico Khaitan Ltd.	144,481	769
Gujarat Gas Ltd.	89,106	756
Prestige Estates Projects Ltd.	276,137	727
eClerx Services Ltd.	50,438	726
Minda Industries Ltd.	170,434	715
Cox & Kings Ltd.	257,545	710
IRB Infrastructure Developers Ltd.	374,258	707
* Indiabulls Real Estate Ltd.	676,581	687
Thomas Cook India Ltd.	242,382	685
2 Dr Lal PathLabs Ltd.	56,355	671
Redington India Ltd.	589,949	662
Bajaj Corp. Ltd.	137,424	661
Sobha Ltd.	108,778	657
Welspun Corp. Ltd.	351,715	646
Engineers India Ltd.	410,648	643
Sadbhav Engineering Ltd.	228,661	638
* Suzlon Energy Ltd.	7,372,498	625
Strides Pharma Science Ltd.	106,741	614
* TV18 Broadcast Ltd.	1,208,503	611
Karnataka Bank Ltd.	435,162	610
Finolex Cables Ltd.	87,422	592
JM Financial Ltd.	549,891	563
Great Eastern Shipping Co. Ltd.	132,723	562
* Balrampur Chini Mills Ltd.	385,503	559
Blue Dart Express Ltd.	14,582	553
* CG Power and Industrial Solutions Ltd.	1,113,434	535
* Kaveri Seed Co. Ltd.	75,299	507
South Indian Bank Ltd.	2,530,914	502
2 Dilip Buildcon Ltd.	87,536	502
Rain Industries Ltd.	195,427	489
Symphony Ltd.	39,685	484
* Sintex Plastics Technology Ltd.	1,362,051	480
Raymond Ltd.	46,507	473
* Reliance Communications Ltd.	2,779,569	465
Chambal Fertilizers and Chemicals Ltd.	238,418	464
PTC India Ltd.	437,371	454
* Oriental Bank of Commerce	414,541	451
GE T&D India Ltd.	144,000	449
GE Power India Ltd.	39,928	449
2 Laurus Labs Ltd.	96,208	444
Jindal Saw Ltd.	384,241	443
* Equitas Holdings Ltd.	293,109	427
Avanti Feeds Ltd.	79,038	426
* Central Bank of India	961,989	415
Repco Home Finance Ltd.	82,651	413
* Syndicate Bank	868,796	409
India Cements Ltd.	334,711	406
* Dish TV India Ltd.	680,380	400
* Corp Bank	1,064,343	386
* Allahabad Bank	629,770	377
* IFCI Ltd.	1,998,828	375
Vijaya Bank	614,206	365

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Multi Commodity Exchange of India Ltd.	36,776	350
*	Andhra Bank	864,916	343
	Tata Chemicals Ltd.	35,530	330
*	Jammu & Kashmir Bank Ltd.	553,220	316
	Gateway Distriparks Ltd.	164,655	297
*	DEN Networks Ltd.	291,243	269
	PC Jeweller Ltd.	338,526	268
*	Housing Development & Infrastructure Ltd.	954,079	260
*	Indian Overseas Bank	1,236,351	251
*	Shipping Corp. of India Ltd.	406,434	242
	VA Tech Wabag Ltd.	69,142	235
*	Jaiprakash Associates Ltd.	2,665,172	232
	Srei Infrastructure Finance Ltd.	506,207	226
*	UCO Bank	867,836	225
*	RattanIndia Power Ltd.	4,785,775	201
	Gujarat Mineral Development Corp. Ltd.	162,654	190
*	Hindustan Construction Co. Ltd.	1,096,845	183
	McLeod Russel India Ltd.	97,424	177
*	Bajaj Hindusthan Sugar Ltd.	1,151,415	158
*	Shree Renuka Sugars Ltd.	889,994	155
	Reliance Home Finance Ltd.	261,928	145
*	Jet Airways India Ltd.	48,005	144
	Sintex Industries Ltd.	849,055	139
*	Unitech Ltd.	4,702,410	137
	Marksans Pharma Ltd.	220,929	87
*	Cox & Kings Financial Services	85,848	76
*	Solara Active Pharma Sciences Ltd.	10,075	45
*	Rolta India Ltd.	159,057	32
	Sundaram Finance Holdings Ltd.	8,526	12
*	JITF Infralogistics Ltd.	19,851	5
*,§	Chennai Super Kings Cricket Ltd.	176,674	—
			173,859
Indonesia (0.5%)
*	Pabrik Kertas Tjiwi Kimia Tbk PT	3,406,500	2,316
	Ciputra Development Tbk PT	37,552,255	2,031
	Pakuwon Jati Tbk PT	62,542,534	1,968
	Indo Tambangraya Megah Tbk PT	1,111,100	1,820
	Ace Hardware Indonesia Tbk PT	18,687,600	1,686
*	Kresna Graha Investama Tbk PT	37,624,500	1,547
	Bank Tabungan Negara Persero Tbk PT	9,530,970	1,330
	Barito Pacific Tbk PT	10,198,700	1,261
	Summarecon Agung Tbk PT	29,236,568	1,154
	Waskita Karya Persero Tbk PT	11,680,379	1,109
	AKR Corporindo Tbk PT	4,653,983	1,060
*	Trada Alam Minera Tbk PT	87,902,007	1,050
	Mitra Adiperkasa Tbk PT	19,855,500	1,046
	Aneka Tambang Tbk	23,261,119	1,044
*	Medco Energi Internasional Tbk PT	18,304,545	987
	Lippo Karawaci Tbk PT	50,526,418	934
	Japfa Comfeed Indonesia Tbk PT	6,273,500	839
	Link Net Tbk PT	2,781,800	803
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,449,900	760
*	Panin Financial Tbk PT	41,389,100	747
*	Sentul City Tbk PT	106,573,906	667
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,566,629	643
	Wijaya Karya Persero Tbk PT	8,108,733	588
	Ramayana Lestari Sentosa Tbk PT	7,108,900	557
	PP Persero Tbk PT	6,331,100	556
*	Alam Sutera Realty Tbk PT	27,764,191	509
*	Kawasan Industri Jababeka Tbk PT	25,099,206	366
	Semen Baturaja Persero TBK PT	3,041,400	352
	Global Mediacom Tbk PT	16,104,506	348
*	Eagle High Plantations Tbk PT	28,794,500	332
	Adhi Karya Persero Tbk PT	4,233,400	314

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Surya Semesta Internusa Tbk PT	8,886,600	273
Timah Tbk PT	6,388,820	272
* Intiland Development Tbk PT	11,222,200	241
Salim Ivomas Pratama Tbk PT	6,932,500	210
* Krakatau Steel Persero Tbk PT	8,556,750	208
* Agung Podomoro Land Tbk PT	15,858,078	146
* Siloam International Hospitals Tbk PT	768,239	116
Bekasi Fajar Industrial Estate Tbk PT	10,382,400	96
* Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	3,656,161	74
* Lippo Cikarang Tbk PT	418,600	42
Sampoerna Agro PT	181,400	28
* Matahari Putra Prima Tbk PT	2,632,200	26
Wijaya Karya Beton Tbk PT	749,195	15
		32,471
Ireland (0.4%)
* Cairn Homes plc (London Shares)	1,941,114	3,116
C&C Group plc	834,873	3,103
Green REIT plc	1,873,524	3,095
Dalata Hotel Group plc	477,971	2,954
Hibernia REIT plc	1,855,832	2,923
Irish Continental Group plc	439,353	2,589
Origin Enterprises plc	344,658	2,217
* Permanent TSB Group Holdings plc	269,553	579
* Cairn Homes plc	57,910	93
C&C Group plc (London Shares)	19,098	71
		20,740
Israel (0.4%)
Reit 1 Ltd.	468,399	1,831
* Nova Measuring Instruments Ltd.	75,194	1,659
* Jerusalem Oil Exploration	22,398	1,287
* Partner Communications Co. Ltd.	254,452	1,286
* Jerusalem Economy Ltd.	458,549	1,230
* Clal Insurance Enterprises Holdings Ltd.	69,034	1,145
IDI Insurance Co. Ltd.	20,357	1,144
Electra Ltd.	4,595	1,112
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	20,288	1,034
Matrix IT Ltd.	84,150	979
Shapir Engineering and Industry Ltd.	265,260	965
* Cellcom Israel Ltd. (Registered)	148,919	939
* Africa Israel Properties Ltd.	34,247	888
Sella Capital Real Estate Ltd.	516,726	856
Hilan Ltd.	34,488	810
Bayside Land Corp.	1,805	775
Formula Systems 1985 Ltd.	18,233	708
Delta Galil Industries Ltd.	24,764	692
* Gilat Satellite Networks Ltd.	72,660	690
Big Shopping Centers Ltd.	10,476	682
Kenon Holdings Ltd.	40,203	642
* Brack Capital Properties NV	5,839	621
AudioCodes Ltd.	49,569	611
Menora Mivtachim Holdings Ltd.	54,254	603
* Naphtha Israel Petroleum Corp. Ltd.	92,468	580
Delek Automotive Systems Ltd.	87,599	493
* Allot Communications Ltd.	74,413	480
Norstar Holdings Inc.	22,513	354
* Kamada Ltd.	64,582	347
* B Communications Ltd.	23,187	215
Property & Building Corp. Ltd.	2,556	183
* Evogene Ltd.	56,647	150
* Tower Semiconductor Ltd.	1	—
* Africa Israel Investments Ltd.	1	—
		25,991

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
Italy (2.2%)
	Interpump Group SPA	225,114	6,495
	Unipol Gruppo SPA	1,494,348	6,014
	Hera SPA	2,169,119	5,987
	Amplifon SPA	320,084	5,670
	De' Longhi SPA	174,552	4,619
	Brembo SPA	417,177	4,619
2	Infrastrutture Wireless Italiane SPA	644,804	4,484
	Cerved Group SPA	525,572	4,191
	BPER Banca	1,044,026	3,962
^	Azimut Holding SPA	319,612	3,935
	Banca Popolare di Sondrio SCPA	1,220,970	3,849
	Autogrill SPA	344,520	3,387
	Societa Cattolica di Assicurazioni SC	419,071	3,386
2	Anima Holding SPA	756,819	3,165
	Brunello Cucinelli SPA	90,483	3,097
2	Enav SPA	680,496	3,067
	Reply SPA	54,395	3,014
	Banca Generali SPA	153,880	2,963
2	Technogym SPA	260,609	2,846
	Iren SPA	1,311,696	2,838
	ERG SPA	148,457	2,769
	IMA Industria Macchine Automatiche SPA	45,685	2,740
	Societa Iniziative Autostradali e Servizi SPA	181,364	2,555
	Saras SPA	1,229,889	2,401
	Beni Stabili SpA SIIQ	2,723,207	2,332
^	Tod's SPA	35,685	2,182
	MARR SPA	89,666	2,170
	ASTM SPA	91,884	1,821
	Tamburi Investment Partners SPA	278,652	1,816
	Fincantieri SPA	1,212,527	1,767
	Danieli & C Officine Meccaniche SPA Saving Shares	117,842	1,737
	Maire Tecnimont SPA	396,934	1,735
	Datalogic SPA	54,155	1,590
	ACEA SPA	117,611	1,544
*	Ansaldo STS SPA	94,614	1,360
2	RAI Way SPA	257,690	1,334
2	Banca Farmafactoring SPA	237,099	1,220
	Credito Emiliano SPA	203,078	1,211
*,^	Banca Monte dei Paschi di Siena SPA	725,934	1,192
2	doBank SPA	100,406	1,107
*,^	Juventus Football Club SPA	992,276	1,051
	Piaggio & C SPA	464,983	995
^	Salini Impregilo SPA	433,460	955
	Immobiliare Grande Distribuzione SIIQ SPA	131,430	927
	Banca IFIS SPA	50,724	891
2	Gima TT SPA	90,251	878
*,2	OVS SPA	476,943	842
	Biesse SPA	36,405	837
	CIR-Compagnie Industriali Riunite SPA	766,766	815
	Cementir Holding SPA	125,020	768
	Zignago Vetro SPA	82,435	767
	Italmobiliare SPA	26,299	580
	Cairo Communication SPA	183,128	579
*	Arnoldo Mondadori Editore SPA	298,521	515
	Danieli & C Officine Meccaniche SPA	25,773	482
	Cofide SPA	876,057	445
^	Geox SPA	175,823	318
	DeA Capital SPA	180,380	262
*	Rizzoli Corriere Della Sera Mediagroup SPA	239,748	244
*,^	Safilo Group SPA	67,077	125
*,§	Beni Stabili SpA SIIQ Rights Exp. 11/10/2018	2,723,207	—
			131,447

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Japan (16.0%)
Anritsu Corp.	372,800	5,651
NET One Systems Co. Ltd.	225,100	4,713
Nippon Suisan Kaisha Ltd.	713,287	4,556
SHO-BOND Holdings Co. Ltd.	62,100	4,418
Ship Healthcare Holdings Inc.	111,800	4,042
Iwatani Corp.	111,824	3,950
ADEKA Corp.	265,955	3,940
Amano Corp.	182,968	3,891
Colowide Co. Ltd.	149,400	3,638
Toho Holdings Co. Ltd.	135,118	3,540
Nikkon Holdings Co. Ltd.	145,948	3,527
Hazama Ando Corp.	509,779	3,520
Tsubakimoto Chain Co.	89,665	3,443
^ Outsourcing Inc.	270,100	3,423
Toagosei Co. Ltd.	332,692	3,416
Goldwin Inc.	47,900	3,414
Fuji Seal International Inc.	111,796	3,391
Kureha Corp.	52,402	3,368
Nippon Light Metal Holdings Co. Ltd.	1,596,269	3,366
* Mitsui E&S Holdings Co. Ltd.	199,300	3,347
Nichias Corp.	149,070	3,248
Hanwa Co. Ltd.	99,183	3,248
Descente Ltd.	122,500	3,208
Kenedix Inc.	609,900	3,175
Okumura Corp.	100,352	3,167
Nishimatsu Construction Co. Ltd.	135,474	3,158
Sangetsu Corp.	163,420	3,143
Nihon Parkerizing Co. Ltd.	259,061	3,129
Oki Electric Industry Co. Ltd.	225,706	3,089
Takasago Thermal Engineering Co. Ltd.	179,297	3,064
Fuji Corp.	215,688	3,006
Okamura Corp.	217,894	2,970
Kanematsu Corp.	229,600	2,948
Meitec Corp.	70,246	2,943
Daiwabo Holdings Co. Ltd.	49,376	2,913
Lasertec Corp.	100,300	2,888
Tomy Co. Ltd.	246,917	2,872
^ Yoshinoya Holdings Co. Ltd.	173,720	2,855
Infomart Corp.	274,400	2,848
Inaba Denki Sangyo Co. Ltd.	70,388	2,834
Mandom Corp.	100,254	2,782
Sakata Seed Corp.	87,656	2,773
Trusco Nakayama Corp.	108,500	2,738
Mirait Holdings Corp.	168,871	2,727
Tokyo Ohka Kogyo Co. Ltd.	101,605	2,721
Duskin Co. Ltd.	119,360	2,715
Shinmaywa Industries Ltd.	219,368	2,701
cocokara fine Inc.	48,789	2,686
Takuma Co. Ltd.	209,200	2,667
United Arrows Ltd.	70,867	2,665
KH Neochem Co. Ltd.	93,700	2,661
Japan Lifeline Co. Ltd.	180,800	2,636
Sushiro Global Holdings Ltd.	49,700	2,618
TOKAI Holdings Corp.	311,500	2,603
Kiyo Bank Ltd.	173,973	2,578
Kumagai Gumi Co. Ltd.	97,780	2,554
Fuji Soft Inc.	55,374	2,537
Sumitomo Mitsui Construction Co. Ltd.	398,946	2,503
EDION Corp.	237,451	2,497
Tokyo Seimitsu Co. Ltd.	103,734	2,495
^ Daio Paper Corp.	192,354	2,494
Daiseki Co. Ltd.	104,687	2,474
Kanamoto Co. Ltd.	73,900	2,469

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Mani Inc.	53,400	2,454
Digital Garage Inc.	88,700	2,426
Topre Corp.	115,500	2,404
Toyo Ink SC Holdings Co. Ltd.	102,853	2,387
Hokkoku Bank Ltd.	64,902	2,382
Joyful Honda Co. Ltd.	164,948	2,376
As One Corp.	33,200	2,363
Nomura Co. Ltd.	103,900	2,360
Paramount Bed Holdings Co. Ltd.	55,900	2,352
Keihin Corp.	119,221	2,347
DCM Holdings Co. Ltd.	240,988	2,343
SMS Co. Ltd.	139,200	2,335
FCC Co. Ltd.	94,043	2,329
Musashino Bank Ltd.	86,300	2,329
Ogaki Kyoritsu Bank Ltd.	104,474	2,318
Central Glass Co. Ltd.	106,413	2,301
JINS Inc.	40,300	2,282
Senko Group Holdings Co. Ltd.	293,200	2,279
Fujitec Co. Ltd.	208,684	2,274
Valor Holdings Co. Ltd.	104,700	2,247
Systena Corp.	185,600	2,233
Tokyo Dome Corp.	252,178	2,220
Nippon Flour Mills Co. Ltd.	133,929	2,218
Iriso Electronics Co. Ltd.	52,400	2,213
Senshu Ikeda Holdings Inc.	718,700	2,209
Arcs Co. Ltd.	90,600	2,189
Taikisha Ltd.	76,673	2,164
Makino Milling Machine Co. Ltd.	56,781	2,161
Zenrin Co. Ltd.	85,950	2,139
Asahi Holdings Inc.	99,600	2,133
NSD Co. Ltd.	100,734	2,133
Nippon Seiki Co. Ltd.	121,032	2,130
Juroku Bank Ltd.	94,100	2,125
Nippon Sheet Glass Co. Ltd.	251,100	2,124
Okinawa Electric Power Co. Inc.	113,242	2,110
Mitsubishi Pencil Co. Ltd.	121,000	2,109
Nojima Corp.	87,800	2,074
ZERIA Pharmaceutical Co. Ltd.	110,640	2,070
Eizo Corp.	50,856	2,070
San-A Co. Ltd.	48,944	2,065
Ryobi Ltd.	71,087	2,063
Okasan Securities Group Inc.	428,000	2,049
Hyakugo Bank Ltd.	555,600	2,041
Tokyo Steel Manufacturing Co. Ltd.	258,500	2,038
Heiwado Co. Ltd.	79,400	2,035
Morita Holdings Corp.	106,866	2,035
Nachi-Fujikoshi Corp.	49,951	2,034
Tsubaki Nakashima Co. Ltd.	110,500	2,032
^ Atom Corp.	228,057	2,024
Toshiba TEC Corp.	67,600	2,017
Gunze Ltd.	45,207	2,005
Toei Co. Ltd.	18,264	1,994
Ohsho Food Service Corp.	28,774	1,984
Round One Corp.	166,600	1,976
S Foods Inc.	48,900	1,970
Justsystems Corp.	96,000	1,969
Takara Standard Co. Ltd.	126,499	1,953
Nippon Soda Co. Ltd.	74,826	1,945
Nanto Bank Ltd.	84,800	1,939
IBJ Leasing Co. Ltd.	77,201	1,938
Yamazen Corp.	176,400	1,931
Bank of Okinawa Ltd.	57,744	1,926
Kitz Corp.	241,048	1,921
Nisshin Oillio Group Ltd.	63,852	1,916

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
^ Monex Group Inc.	485,787	1,905
Kotobuki Spirits Co. Ltd.	49,700	1,904
Takeuchi Manufacturing Co. Ltd.	92,000	1,903
Ai Holdings Corp.	99,300	1,894
Nippon Densetsu Kogyo Co. Ltd.	93,503	1,891
Seiren Co. Ltd.	132,600	1,887
Kohnan Shoji Co. Ltd.	75,400	1,886
Nikkiso Co. Ltd.	162,361	1,885
Eiken Chemical Co. Ltd.	84,200	1,884
Ryosan Co. Ltd.	65,357	1,881
Unipres Corp.	104,680	1,873
Shibuya Corp.	55,400	1,862
Nitta Corp.	51,200	1,858
Hokuetsu Corp.	388,921	1,858
DTS Corp.	53,322	1,853
Macnica Fuji Electronics Holdings Inc.	127,713	1,846
Alpine Electronics Inc.	108,448	1,841
Totetsu Kogyo Co. Ltd.	74,400	1,836
Sato Holdings Corp.	62,000	1,832
Fuji Kyuko Co. Ltd.	62,700	1,830
Pacific Industrial Co. Ltd.	124,700	1,822
Onward Holdings Co. Ltd.	300,556	1,812
Showa Corp.	131,492	1,810
TPR Co. Ltd.	74,158	1,806
Kato Sangyo Co. Ltd.	58,300	1,796
Wacom Co. Ltd.	386,236	1,796
^ Nissha Co. Ltd.	110,160	1,793
Hyakujushi Bank Ltd.	69,800	1,784
Towa Pharmaceutical Co. Ltd.	23,194	1,783
Japan Material Co. Ltd.	151,500	1,780
MOS Food Services Inc.	66,858	1,771
Seiko Holdings Corp.	73,658	1,767
Okamoto Industries Inc.	39,200	1,767
Milbon Co. Ltd.	49,120	1,763
Noritake Co. Ltd.	35,100	1,753
Royal Holdings Co. Ltd.	70,500	1,744
Hogy Medical Co. Ltd.	59,022	1,744
Funai Soken Holdings Inc.	82,450	1,743
Tokyu Construction Co. Ltd.	192,500	1,741
Sumitomo Warehouse Co. Ltd.	148,455	1,741
Toho Bank Ltd.	488,864	1,735
EPS Holdings Inc.	88,300	1,724
Nippon Steel & Sumikin Bussan Corp.	39,449	1,718
Heiwa Real Estate Co. Ltd.	92,564	1,714
Nichiha Corp.	77,400	1,709
Earth Corp.	37,543	1,708
CKD Corp.	147,800	1,701
Ichibanya Co. Ltd.	44,368	1,694
Hitachi Zosen Corp.	445,610	1,694
Starts Corp. Inc.	81,215	1,686
Kameda Seika Co. Ltd.	35,600	1,686
Transcosmos Inc.	74,096	1,681
Bank of Iwate Ltd.	44,124	1,681
Jeol Ltd.	102,000	1,681
Raito Kogyo Co. Ltd.	124,400	1,680
Aeon Delight Co. Ltd.	50,100	1,673
Yamagata Bank Ltd.	82,185	1,669
Financial Products Group Co. Ltd.	170,500	1,665
Showa Sangyo Co. Ltd.	66,000	1,653
Musashi Seimitsu Industry Co. Ltd.	113,230	1,652
^ UACJ Corp.	75,785	1,652
Taiyo Holdings Co. Ltd.	46,100	1,647
* Japan Display Inc.	1,687,500	1,631
Yodogawa Steel Works Ltd.	74,833	1,624

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	United Super Markets Holdings Inc.	148,050	1,623
	JCR Pharmaceuticals Co. Ltd.	38,194	1,619
	Kumiai Chemical Industry Co. Ltd.	259,950	1,618
^	Nippon Carbon Co. Ltd.	28,500	1,612
	Nagaileben Co. Ltd.	71,400	1,599
	San-Ai Oil Co. Ltd.	147,900	1,590
	KOMEDA Holdings Co. Ltd.	80,600	1,586
	Modec Inc.	52,788	1,582
	Nissin Kogyo Co. Ltd.	108,109	1,573
	Nitto Boseki Co. Ltd.	79,111	1,563
	Nichi-iko Pharmaceutical Co. Ltd.	114,602	1,561
	TOMONY Holdings Inc.	402,600	1,560
	BML Inc.	56,600	1,560
^	Katitas Co. Ltd.	64,100	1,555
	Tosho Co. Ltd.	39,800	1,546
	TSI Holdings Co. Ltd.	226,600	1,545
	Inabata & Co. Ltd.	115,500	1,543
	Maxell Holdings Ltd.	120,200	1,532
	Seikagaku Corp.	102,964	1,526
	Create SD Holdings Co. Ltd.	60,218	1,525
	Kura Corp.	26,300	1,524
	Meidensha Corp.	107,187	1,519
	Unizo Holdings Co. Ltd.	80,200	1,511
	Arata Corp.	33,259	1,510
	Futaba Corp.	95,532	1,493
	Prima Meat Packers Ltd.	78,688	1,486
	Kintetsu World Express Inc.	95,500	1,486
^	V Technology Co. Ltd.	11,500	1,484
	Nippon Signal Company Ltd.	161,516	1,479
	TKC Corp.	38,849	1,478
	Bank of Nagoya Ltd.	46,412	1,466
^	Hirata Corp.	23,611	1,456
	Chudenko Corp.	68,300	1,438
	Internet Initiative Japan Inc.	73,956	1,431
^	Sanyo Special Steel Co. Ltd.	61,870	1,423
	Hosiden Corp.	154,467	1,420
	Max Co. Ltd.	105,300	1,418
	Optex Group Co. Ltd.	77,800	1,418
	Daikyonishikawa Corp.	147,700	1,411
	Yuasa Trading Co. Ltd.	43,000	1,411
	Aomori Bank Ltd.	51,661	1,409
	Tokyotokeiba Co. Ltd.	39,600	1,400
	Mitsuboshi Belting Ltd.	57,000	1,400
	kabu.com Securities Co. Ltd.	387,900	1,400
	Computer Engineering & Consulting Ltd.	64,670	1,391
	Menicon Co. Ltd.	62,900	1,390
	Riso Kagaku Corp.	65,684	1,385
	Koshidaka Holdings Co. Ltd.	118,808	1,385
	Nichicon Corp.	165,783	1,379
	Saibu Gas Co. Ltd.	61,873	1,378
	Japan Wool Textile Co. Ltd.	174,289	1,376
	Nishio Rent All Co. Ltd.	42,500	1,369
	Oiles Corp.	74,508	1,368
*,^	Sourcenext Corp.	110,700	1,365
	Piolax Inc.	62,600	1,364
	MCJ Co. Ltd.	170,700	1,359
	Fukushima Industries Corp.	29,800	1,357
	Yokogawa Bridge Holdings Corp.	83,600	1,356
	Oita Bank Ltd.	40,907	1,353
	Sekisui Jushi Corp.	74,300	1,348
	Kisoji Co. Ltd.	58,360	1,343
	Idec Corp.	73,900	1,341
	AOKI Holdings Inc.	101,704	1,340
	Komori Corp.	122,700	1,328

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Japan Securities Finance Co. Ltd.	236,841	1,326
	Noritz Corp.	90,987	1,321
	Macromill Inc.	66,700	1,320
	Sanken Electric Co. Ltd.	59,730	1,318
	Bando Chemical Industries Ltd.	113,900	1,318
	Fujicco Co. Ltd.	57,405	1,318
	NEC Networks & System Integration Corp.	60,400	1,316
	LEC Inc.	65,648	1,314
	Shizuoka Gas Co. Ltd.	151,200	1,308
	Hamakyorex Co. Ltd.	40,500	1,308
	Obara Group Inc.	33,140	1,303
	Saizeriya Co. Ltd.	68,621	1,302
^	Shoei Foods Corp.	33,800	1,298
	Belluna Co. Ltd.	130,500	1,296
	Qol Holdings Co. Ltd.	61,499	1,294
^	Siix Corp.	95,100	1,291
	Nippon Ceramic Co. Ltd.	52,500	1,287
	Sanyo Chemical Industries Ltd.	28,054	1,286
	Prestige International Inc.	112,700	1,283
	Life Corp.	51,800	1,282
	Token Corp.	19,786	1,282
	Star Micronics Co. Ltd.	90,098	1,280
	Topy Industries Ltd.	47,479	1,280
	Kurabo Industries Ltd.	53,000	1,279
	Wakita & Co. Ltd.	118,500	1,277
^	Create Restaurants Holdings Inc.	120,370	1,277
	Tocalo Co. Ltd.	146,700	1,277
	Shoei Co. Ltd.	32,700	1,274
	Aida Engineering Ltd.	153,806	1,266
*,^	RENOVA Inc.	116,300	1,262
^	KYB Corp.	52,600	1,262
^	Zojirushi Corp.	115,500	1,262
	Hiday Hidaka Corp.	64,654	1,261
	Daihen Corp.	53,752	1,260
	Solasto Corp.	119,300	1,259
	Elecom Co. Ltd.	53,100	1,257
^	Giken Ltd.	37,300	1,257
	T-Gaia Corp.	55,300	1,252
	Joshin Denki Co. Ltd.	48,826	1,248
	Relia Inc.	112,900	1,247
	Jaccs Co. Ltd.	66,400	1,245
	Takasago International Corp.	39,000	1,243
	JCU Corp.	57,800	1,241
^	Noritsu Koki Co. Ltd.	55,200	1,240
	Nitto Kogyo Corp.	71,188	1,240
	Daibiru Corp.	122,643	1,236
	Belc Co. Ltd.	24,200	1,236
	Doshisha Co. Ltd.	60,000	1,235
	Shinko Electric Industries Co. Ltd.	177,300	1,234
	Teikoku Sen-I Co. Ltd.	56,184	1,234
	Axial Retailing Inc.	37,630	1,233
	Maruwa Co. Ltd.	21,800	1,232
^	Broadleaf Co. Ltd.	212,200	1,225
	Konoike Transport Co. Ltd.	80,900	1,223
	Nohmi Bosai Ltd.	58,100	1,223
	Ringer Hut Co. Ltd.	60,900	1,220
	Mizuno Corp.	52,056	1,218
	Sakai Moving Service Co. Ltd.	23,500	1,213
	Marusan Securities Co. Ltd.	157,355	1,212
	Adastria Co. Ltd.	74,200	1,209
	Doutor Nichires Holdings Co. Ltd.	67,937	1,207
	DyDo Group Holdings Inc.	23,744	1,205
	Chiyoda Co. Ltd.	62,200	1,199
	Chugoku Marine Paints Ltd.	149,000	1,197

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
^	Clarion Co. Ltd.	54,500	1,195
	Sanshin Electronics Co. Ltd.	71,000	1,194
	Osaka Soda Co. Ltd.	50,700	1,192
	Fujimi Inc.	52,147	1,190
	Daiho Corp.	43,200	1,189
^	Istyle Inc.	132,400	1,187
	Fujimori Kogyo Co. Ltd.	40,800	1,187
	YA-MAN Ltd.	73,200	1,180
	Digital Arts Inc.	25,700	1,175
	Bell System24 Holdings Inc.	88,900	1,174
	Dip Corp.	54,100	1,174
	Sumitomo Seika Chemicals Co. Ltd.	23,500	1,173
	Yamanashi Chuo Bank Ltd.	82,063	1,173
	Ricoh Leasing Co. Ltd.	35,706	1,172
	Toshiba Machine Co. Ltd.	61,600	1,167
	Anicom Holdings Inc.	36,300	1,153
	Tsugami Corp.	128,000	1,147
	Toho Zinc Co. Ltd.	35,778	1,144
	Miyazaki Bank Ltd.	43,793	1,141
	Fukui Bank Ltd.	60,155	1,138
	Kyokuto Kaihatsu Kogyo Co. Ltd.	79,700	1,138
	Kadokawa Dwango Corp.	113,901	1,137
	Link And Motivation Inc.	115,600	1,136
	Avex Inc.	84,200	1,133
	Itochu Enex Co. Ltd.	120,200	1,132
	Monogatari Corp.	12,670	1,131
	Kanto Denka Kogyo Co. Ltd.	123,400	1,121
	Tsukishima Kikai Co. Ltd.	94,700	1,118
^	Strike Co. Ltd.	38,514	1,118
*	Ishihara Sangyo Kaisha Ltd.	93,300	1,114
	Maeda Kosen Co. Ltd.	57,500	1,113
	Retail Partners Co. Ltd.	97,000	1,109
	Sintokogio Ltd.	128,700	1,109
^	J Trust Co. Ltd.	216,700	1,105
	Tokyo Kiraboshi Financial Group Inc.	68,266	1,103
	Dexerials Corp.	128,400	1,102
	Furukawa Co. Ltd.	88,798	1,098
	Riken Corp.	22,900	1,096
	Sanki Engineering Co. Ltd.	111,667	1,094
	Mitsui Sugar Co. Ltd.	40,600	1,092
	Pacific Metals Co. Ltd.	38,808	1,089
	San ju San Financial Group Inc.	61,452	1,088
	Eighteenth Bank Ltd.	39,900	1,086
	Nishimatsuya Chain Co. Ltd.	122,000	1,086
	Aichi Steel Corp.	30,702	1,085
	Press Kogyo Co. Ltd.	235,900	1,079
	Tsukui Corp.	125,200	1,075
	Sakata INX Corp.	108,300	1,072
^	Vector Inc.	62,500	1,070
	Information Services International-Dentsu Ltd.	31,100	1,070
	Kaga Electronics Co. Ltd.	47,600	1,066
	Bank of the Ryukyus Ltd.	93,467	1,063
	Shikoku Bank Ltd.	94,540	1,062
	Tachi-S Co. Ltd.	75,000	1,057
	Chofu Seisakusho Co. Ltd.	52,200	1,057
	Tamura Corp.	205,600	1,051
	T Hasegawa Co. Ltd.	58,500	1,039
*,^	Remixpoint Inc.	154,750	1,038
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	35,103	1,037
	Maruzen Showa Unyu Co. Ltd.	39,200	1,037
	Geo Holdings Corp.	68,000	1,036
	Koa Corp.	74,800	1,035
	Japan Pulp & Paper Co. Ltd.	28,100	1,033
^	Plenus Co. Ltd.	64,300	1,029

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Nippon Yakin Kogyo Co. Ltd.	386,800	1,028
	Yondoshi Holdings Inc.	48,400	1,027
	Nippon Thompson Co. Ltd.	177,600	1,027
	Fuso Chemical Co. Ltd.	51,100	1,026
	Kyoei Steel Ltd.	56,612	1,026
	LIFULL Co. Ltd.	151,300	1,024
*	Sogo Medical Holdings Co. Ltd.	47,700	1,023
	Akita Bank Ltd.	44,000	1,022
	Bunka Shutter Co. Ltd.	144,900	1,015
	FULLCAST Holdings Co. Ltd.	53,846	1,012
	Takamatsu Construction Group Co. Ltd.	39,500	1,010
	Ichikoh Industries Ltd.	144,966	1,006
	Sanyo Electric Railway Co. Ltd.	44,984	993
	Nissin Electric Co. Ltd.	121,500	993
	Toyo Tanso Co. Ltd.	38,010	990
	Matsuya Co. Ltd.	104,600	987
	Fuji Co. Ltd.	52,500	986
*,^	euglena Co. Ltd.	172,600	986
	JVC Kenwood Corp.	398,340	985
	Tsurumi Manufacturing Co. Ltd.	55,200	985
^	Toridoll Holdings Corp.	58,100	984
	Tonami Holdings Co. Ltd.	17,700	982
	Iino Kaiun Kaisha Ltd.	221,936	974
^	NichiiGakkan Co. Ltd.	104,500	973
^	Pepper Food Service Co. Ltd.	34,654	973
	Valqua Ltd.	39,800	970
	Konishi Co. Ltd.	69,200	970
	VT Holdings Co. Ltd.	232,200	969
	Tayca Corp.	46,032	968
	Kanematsu Electronics Ltd.	31,500	968
	Tokai Corp.	48,000	967
	Nippon Chemi-Con Corp.	42,681	966
	Okabe Co. Ltd.	108,635	966
	Shinko Plantech Co. Ltd.	103,100	961
	Vital KSK Holdings Inc.	92,200	961
	TOC Co. Ltd.	140,746	959
	Miroku Jyoho Service Co. Ltd.	50,800	958
	Ehime Bank Ltd.	92,900	958
	Mitsubishi Logisnext Co. Ltd.	80,300	955
	Taihei Dengyo Kaisha Ltd.	40,500	954
	Pressance Corp.	83,848	954
	Sanyo Denki Co. Ltd.	23,300	953
	Yellow Hat Ltd.	38,700	952
	YAMABIKO Corp.	88,400	950
	Marudai Food Co. Ltd.	58,319	950
^	OPT Holding Inc.	42,545	949
	Meisei Industrial Co. Ltd.	125,100	945
	Hokuto Corp.	55,424	945
	Sakai Chemical Industry Co. Ltd.	40,809	940
	Trancom Co. Ltd.	16,400	939
	LIXIL VIVA Corp.	57,900	939
	Asahi Diamond Industrial Co. Ltd.	147,022	930
^	Megachips Corp.	48,381	929
	St. Marc Holdings Co. Ltd.	39,000	926
	Rheon Automatic Machinery Co. Ltd.	54,015	923
	Shikoku Chemicals Corp.	90,000	919
	Sinfonia Technology Co. Ltd.	70,000	915
	Riken Keiki Co. Ltd.	46,200	912
	Arcland Sakamoto Co. Ltd.	69,200	906
	ESPEC Corp.	50,908	905
	Shindengen Electric Manufacturing Co. Ltd.	20,600	896
	Aichi Bank Ltd.	23,404	893
	Juki Corp.	79,618	892
	Pack Corp.	31,100	890

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Canon Electronics Inc.	48,694	890
	Tanseisha Co. Ltd.	87,400	890
*	Mitsui-Soko Holdings Co. Ltd.	57,553	889
^	PIA Corp.	18,500	884
	Toho Titanium Co. Ltd.	86,800	882
	Dai-Dan Co. Ltd.	37,400	880
	Studio Alice Co. Ltd.	38,400	878
	Yokohama Reito Co. Ltd.	109,900	872
	Union Tool Co.	25,300	871
	Foster Electric Co. Ltd.	59,585	871
	Tokushu Tokai Paper Co. Ltd.	22,500	868
	Daito Pharmaceutical Co. Ltd.	28,900	868
	Tochigi Bank Ltd.	298,012	867
	Fujibo Holdings Inc.	29,700	865
	Melco Holdings Inc.	25,900	865
	PAL GROUP Holdings Co. Ltd.	29,500	864
^	Maruwa Unyu Kikan Co. Ltd.	26,951	862
	Hioki EE Corp.	24,300	860
	Futaba Industrial Co. Ltd.	156,900	857
	Yakuodo Co. Ltd.	27,700	856
^	Kitanotatsujin Corp.	166,200	856
	Nippon Koei Co. Ltd.	38,000	855
	Central Security Patrols Co. Ltd.	18,195	854
	Chubu Shiryo Co. Ltd.	69,800	850
	Tekken Corp.	33,900	846
	Daiichi Jitsugyo Co. Ltd.	25,500	843
*	Unitika Ltd.	165,200	843
	Eagle Industry Co. Ltd.	71,900	838
	Ines Corp.	71,400	833
	UKC Holdings Corp.	42,700	832
	Starzen Co. Ltd.	20,500	832
	Kato Works Co. Ltd.	28,941	830
	Nippon Road Co. Ltd.	15,000	829
	Anest Iwata Corp.	86,900	828
*,^	M&A Capital Partners Co. Ltd.	16,800	826
	Xebio Holdings Co. Ltd.	59,208	821
^	Aruhi Corp.	48,100	821
	Hosokawa Micron Corp.	16,900	820
	Sodick Co. Ltd.	108,178	815
	CMK Corp.	127,000	814
	Nippon Kanzai Co. Ltd.	44,400	810
	Toyo Construction Co. Ltd.	197,900	810
*,^	Nextage Co. Ltd.	88,100	809
*	Open Door Inc.	34,000	807
	Denki Kogyo Co. Ltd.	31,380	802
	Sumitomo Riko Co. Ltd.	97,000	801
	Toa Corp.	47,800	800
	Inageya Co. Ltd.	63,300	799
^	OSAKA Titanium Technologies Co. Ltd.	50,800	798
	Neturen Co. Ltd.	90,500	797
	Sankyo Tateyama Inc.	70,800	797
	Arcland Service Holdings Co. Ltd.	38,800	795
	Nihon Tokushu Toryo Co. Ltd.	41,400	794
	Ichiyoshi Securities Co. Ltd.	93,900	791
	Hibiya Engineering Ltd.	47,800	789
	Key Coffee Inc.	44,393	789
	COLOPL Inc.	128,000	788
*	Vision Inc.	22,955	787
	Ryoyo Electro Corp.	54,642	784
	G-Tekt Corp.	55,200	779
	ASKA Pharmaceutical Co. Ltd.	59,100	777
	Nippon Denko Co. Ltd.	327,190	777
	METAWATER Co. Ltd.	30,300	777
	Achilles Corp.	38,800	772

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Intage Holdings Inc.	89,400	771
	Kenko Mayonnaise Co. Ltd.	35,700	763
^	Tokyo Individualized Educational Institute Inc.	58,412	756
^	Sumida Corp.	60,909	755
	Komtasu Matere Co. Ltd.	91,300	755
	Jamco Corp.	26,600	753
*	Space Value Holdings Co. Ltd.	84,200	751
	Tamron Co. Ltd.	42,100	751
	Sinko Industries Ltd.	52,341	748
	Sun Frontier Fudousan Co. Ltd.	73,100	746
	Nagatanien Holdings Co. Ltd.	30,500	745
^	Kappa Create Co. Ltd.	63,388	745
^	Genky DrugStores Co. Ltd.	23,000	744
	NS United Kaiun Kaisha Ltd.	30,500	744
^	Rock Field Co. Ltd.	51,368	744
	J-Oil Mills Inc.	21,500	741
	Daido Metal Co. Ltd.	96,800	741
	Torii Pharmaceutical Co. Ltd.	33,500	739
	Stella Chemifa Corp.	24,200	736
	Mitsuba Corp.	93,324	735
*,^	RS Technologies Co. Ltd.	18,100	734
	Trust Tech Inc.	24,096	734
	Gakken Holdings Co. Ltd.	14,400	729
	Yurtec Corp.	96,600	728
	OSJB Holdings Corp.	287,994	728
	Amuse Inc.	28,500	726
	Bank of Saga Ltd.	37,600	724
	Towa Bank Ltd.	88,500	721
	Matsuyafoods Holdings Co. Ltd.	22,200	717
	Nihon Trim Co. Ltd.	12,900	716
	Shin-Etsu Polymer Co. Ltd.	97,300	713
	Tachibana Eletech Co. Ltd.	46,934	713
	Kyokuyo Co. Ltd.	25,900	711
	Nissei ASB Machine Co. Ltd.	21,200	710
	Daiken Corp.	38,700	709
	FIDEA Holdings Co. Ltd.	526,800	708
	Osaki Electric Co. Ltd.	110,600	707
	Nihon Nohyaku Co. Ltd.	127,200	705
^	KLab Inc.	80,060	705
	Alpen Co. Ltd.	41,900	704
	KFC Holdings Japan Ltd.	40,000	703
^	W-Scope Corp.	70,700	701
	JAC Recruitment Co. Ltd.	38,400	695
	Yorozu Corp.	49,176	693
	ASAHI YUKIZAI Corp.	35,011	692
	KAWADA TECHNOLOGIES Inc.	12,000	690
*	Sanden Holdings Corp.	63,100	689
^	Yamashin-Filter Corp.	96,813	688
^	Alconix Corp.	60,214	688
	Furuno Electric Co. Ltd.	57,900	687
	Mitsuuroko Group Holdings Co. Ltd.	105,200	686
^	Mitsui High-Tec Inc.	63,800	685
	Nittetsu Mining Co. Ltd.	16,100	684
	Jimoto Holdings Inc.	518,282	678
	Okuwa Co. Ltd.	67,600	677
	Enplas Corp.	24,853	675
*,^	Pioneer Corp.	752,213	674
^	eRex Co. Ltd.	80,900	672
	Advan Co. Ltd.	65,900	665
	Namura Shipbuilding Co. Ltd.	149,448	664
*	Kintetsu Department Store Co. Ltd.	21,100	663
	Daiwa Industries Ltd.	62,900	662
	GLOBERIDE Inc.	27,500	661
	Teikoku Electric Manufacturing Co. Ltd.	46,000	661

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Nichiban Co. Ltd.	33,900	659
	Ministop Co. Ltd.	35,600	657
	Sagami Holdings Corp.	54,696	655
	Chiba Kogyo Bank Ltd.	165,200	654
^	Hoosiers Holdings	117,200	650
	Feed One Co. Ltd.	381,400	649
^	SAMTY Co. Ltd.	49,500	648
	Chukyo Bank Ltd.	32,100	646
^	F@N Communications Inc.	116,500	646
	Krosaki Harima Corp.	9,700	641
^	Kobe Bussan Co. Ltd.	25,200	640
	Mie Kotsu Group Holdings Inc.	137,100	637
	Oyo Corp.	55,700	636
	Arakawa Chemical Industries Ltd.	45,100	634
	CONEXIO Corp.	43,900	633
	Keihanshin Building Co. Ltd.	85,800	632
	Kasai Kogyo Co. Ltd.	68,200	629
	JSP Corp.	31,800	628
^	Yonex Co. Ltd.	108,600	625
	Fujiya Co. Ltd.	28,800	623
	Happinet Corp.	41,000	622
	Rokko Butter Co. Ltd.	28,700	620
^	Fixstars Corp.	56,900	617
	Kyokuto Securities Co. Ltd.	51,100	617
	BRONCO BILLY Co. Ltd.	23,800	615
^	Marvelous Inc.	76,700	615
	Mitsubishi Steel Manufacturing Co. Ltd.	34,800	611
	Nissin Sugar Co. Ltd.	30,800	610
	Kanagawa Chuo Kotsu Co. Ltd.	18,300	608
	Iseki & Co. Ltd.	35,287	606
	Kamei Corp.	52,400	604
^	Michinoku Bank Ltd.	38,000	602
*,^	Medical Data Vision Co. Ltd.	38,000	598
	Tenma Corp.	34,400	598
	Pasona Group Inc.	49,000	596
	Goldcrest Co. Ltd.	37,980	595
	Kita-Nippon Bank Ltd.	26,600	593
	ValueCommerce Co. Ltd.	41,900	592
	Roland DG Corp.	27,800	592
	Future Corp.	43,400	591
	Dai Nippon Toryo Co. Ltd.	58,400	590
	Tosei Corp.	64,500	590
	Japan Transcity Corp.	149,592	586
	Mitsui Matsushima Holdings Co. Ltd.	37,300	585
	WDB Holdings Co. Ltd.	20,912	584
	Itochu-Shokuhin Co. Ltd.	12,500	582
	Shinnihon Corp.	61,200	580
	Nippon Parking Development Co. Ltd.	411,600	577
	Toa Corp.	53,800	577
	COMSYS Holdings Corp.	20,647	575
	Shinko Shoji Co. Ltd.	41,200	574
	Riken Vitamin Co. Ltd.	18,600	573
	Toyo Kanetsu KK	25,500	572
	Mitsubishi Research Institute Inc.	18,200	568
	Takara Leben Co. Ltd.	196,800	567
	Aisan Industry Co. Ltd.	75,700	567
	Fuji Pharma Co. Ltd.	35,800	563
	Chiyoda Integre Co. Ltd.	28,000	562
	Nihon Chouzai Co. Ltd.	18,100	561
^	Ohara Inc.	26,588	560
	Nissin Corp.	29,100	559
^	Meiko Network Japan Co. Ltd.	63,563	558
	Kurimoto Ltd.	37,000	553
	Central Sports Co. Ltd.	15,775	551

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Godo Steel Ltd.	28,700	551
*,^	Toyo Engineering Corp.	68,235	550
	Katakura Industries Co. Ltd.	50,900	549
	Denyo Co. Ltd.	36,400	549
	Tsukuba Bank Ltd.	242,500	543
	Cosel Co. Ltd.	52,700	542
^	Hito Communications Inc.	30,566	541
	Nitto Kohki Co. Ltd.	25,900	539
	Hisaka Works Ltd.	56,300	538
	Kyodo Printing Co. Ltd.	21,400	537
	Sumitomo Densetsu Co. Ltd.	33,600	532
	Onoken Co. Ltd.	36,200	528
	NEC Capital Solutions Ltd.	33,600	528
	Zuken Inc.	35,100	522
	Cawachi Ltd.	28,100	522
	Sinanen Holdings Co. Ltd.	21,900	521
^	Towa Corp.	71,165	520
	CMIC Holdings Co. Ltd.	28,000	520
	Riken Technos Corp.	114,700	517
	Sac's Bar Holdings Inc.	58,250	516
	Gurunavi Inc.	67,600	516
	Shinwa Co. Ltd.	26,200	515
	Kyosan Electric Manufacturing Co. Ltd.	109,900	513
	Fukuda Corp.	12,300	506
	Warabeya Nichiyo Holdings Co. Ltd.	30,900	502
	Wellnet Corp.	51,500	501
	Icom Inc.	23,500	501
*	World Holdings Co. Ltd.	20,600	498
	Itoki Corp.	95,900	498
^	Micronics Japan Co. Ltd.	77,900	498
	Nichiden Corp.	30,600	496
	Organo Corp.	17,800	495
	Fujita Kanko Inc.	18,100	494
	JP-Holdings Inc.	186,000	493
^	WATAMI Co. Ltd.	42,900	491
	CHIMNEY Co. Ltd.	20,000	491
	Toenec Corp.	17,000	491
^	Akatsuki Inc.	12,500	491
	Uchida Yoko Co. Ltd.	20,000	487
	Keiyo Co. Ltd.	98,500	487
	Osaka Steel Co. Ltd.	27,400	485
*	U-Shin Ltd.	71,600	483
	Shimizu Bank Ltd.	28,500	482
	CI Takiron Corp.	93,600	481
	Koatsu Gas Kogyo Co. Ltd.	66,000	480
	Aeon Fantasy Co. Ltd.	15,300	478
	Shibusawa Warehouse Co. Ltd.	33,509	473
*,^	Nisso Corp.	22,000	468
	Fudo Tetra Corp.	30,720	467
	K&O Energy Group Inc.	33,700	467
	Sekisui Plastics Co. Ltd.	59,200	461
	Cybozu Inc.	72,000	458
	Sanyo Shokai Ltd.	27,142	458
	PC Depot Corp.	90,940	457
	ST Corp.	25,700	455
	SRA Holdings	16,100	453
	Kanaden Corp.	43,500	453
	Mimasu Semiconductor Industry Co. Ltd.	34,400	452
	Yushin Precision Equipment Co. Ltd.	49,700	450
	Daikokutenbussan Co. Ltd.	12,000	449
	Nippon Beet Sugar Manufacturing Co. Ltd.	25,700	448
	Tatsuta Electric Wire and Cable Co. Ltd.	100,900	446
	Halows Co. Ltd.	20,400	445
	GCA Corp.	55,400	443

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Ryoden Corp.	31,700	441
	Matsuda Sangyo Co. Ltd.	35,300	438
	Mito Securities Co. Ltd.	151,400	438
*,^	Nippon Sharyo Ltd.	16,600	437
	SWCC Showa Holdings Co. Ltd.	69,800	434
	Yahagi Construction Co. Ltd.	60,200	433
	Toho Co. Ltd.	21,800	432
	Torishima Pump Manufacturing Co. Ltd.	52,000	428
	Asunaro Aoki Construction Co. Ltd.	48,000	427
*,^	Akebono Brake Industry Co. Ltd.	212,165	427
	Hochiki Corp.	34,600	424
*,^	Optorun Co. Ltd.	21,100	421
	AOI Electronics Co. Ltd.	12,970	421
	Hodogaya Chemical Co. Ltd.	17,000	414
	Sanei Architecture Planning Co. Ltd.	28,400	414
	Kansai Super Market Ltd.	44,700	414
	Elematec Corp.	19,400	413
	Mars Group Holdings Corp.	20,000	412
	IDOM Inc.	121,900	410
	Yomiuri Land Co. Ltd.	10,800	409
	France Bed Holdings Co. Ltd.	48,400	409
	Tomoku Co. Ltd.	23,700	408
	Toa Oil Co. Ltd.	17,500	405
	Tokyo Energy & Systems Inc.	46,600	405
	Ateam Inc.	21,200	404
	Toyo Corp.	50,817	403
	Kitagawa Corp.	17,100	401
	Parco Co. Ltd.	37,500	398
^	COOKPAD Inc.	108,500	398
	Fuji Oil Co. Ltd.	103,500	396
	Daisyo Corp.	26,500	395
	Japan Cash Machine Co. Ltd.	39,100	385
	CTS Co. Ltd.	71,442	385
	Chori Co. Ltd.	23,000	379
	Fuso Pharmaceutical Industries Ltd.	15,900	378
^	Rorze Corp.	22,000	377
	Seika Corp.	23,600	373
	Hokkaido Gas Co. Ltd.	29,000	371
	Weathernews Inc.	12,600	371
	Taisei Lamick Co. Ltd.	13,100	370
	Alpha Systems Inc.	15,500	369
	Wowow Inc.	12,600	366
*	Daishi Hokuetsu Financial Group Inc.	10,110	364
	Takaoka Toko Co. Ltd.	25,300	363
	Linical Co. Ltd.	25,800	359
	Hokkan Holdings Ltd.	21,400	354
	T RAD Co. Ltd.	14,800	353
	Kitano Construction Corp.	10,400	349
	Aiphone Co. Ltd.	26,300	342
	Misawa Homes Co. Ltd.	44,800	337
	Chugai Ro Co. Ltd.	15,800	337
	Toyo Securities Co. Ltd.	170,000	337
	Kourakuen Holdings Corp.	20,400	334
	Okura Industrial Co. Ltd.	18,200	333
	Aichi Corp.	56,000	332
	Asahi Co. Ltd.	27,400	329
^	Tateru Inc.	77,500	325
	Rhythm Watch Co. Ltd.	18,300	324
	Mitsubishi Paper Mills Ltd.	62,400	322
	Pronexus Inc.	32,735	318
	Tosho Printing Co. Ltd.	39,500	318
	Maezawa Kyuso Industries Co. Ltd.	19,600	316
	Sankyo Seiko Co. Ltd.	78,497	315
	Nippon Coke & Engineering Co. Ltd.	339,100	312

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Tsutsumi Jewelry Co. Ltd.	15,700	308
	Tokyo Rope Manufacturing Co. Ltd.	29,200	299
	Fujikura Kasei Co. Ltd.	53,200	298
	Hakuto Co. Ltd.	26,000	295
	Gun-Ei Chemical Industry Co. Ltd.	11,000	294
	Atsugi Co. Ltd.	32,300	293
	Tv Tokyo Holdings Corp.	12,600	290
	Yushiro Chemical Industry Co. Ltd.	23,100	290
	Fujitsu Frontech Ltd.	25,500	284
	SMK Corp.	13,700	282
	Corona Corp. Class A	28,400	280
	Honeys Holdings Co. Ltd.	35,290	280
	Taiho Kogyo Co. Ltd.	31,000	280
	Chuo Spring Co. Ltd.	9,000	279
	MTI Ltd.	57,900	279
	Nihon Yamamura Glass Co. Ltd.	18,700	278
	Sanoh Industrial Co. Ltd.	48,600	277
	Showa Aircraft Industry Co. Ltd.	23,700	276
	Maezawa Kasei Industries Co. Ltd.	27,600	275
*	KNT-CT Holdings Co. Ltd.	24,200	266
	Artnature Inc.	44,900	264
	Chuetsu Pulp & Paper Co. Ltd.	19,700	263
	Toli Corp.	96,701	253
	Tokyo Rakutenchi Co. Ltd.	5,600	244
	Tokyo Electron Device Ltd.	13,300	236
	Fukui Computer Holdings Inc.	14,800	236
	Srg Takamiya Co. Ltd.	39,600	231
	Zuiko Corp.	8,600	231
	Cleanup Corp.	37,600	229
	Gecoss Corp.	24,000	229
	CAC Holdings Corp.	25,100	224
	Inaba Seisakusho Co. Ltd.	18,300	223
*	Kojima Co. Ltd.	50,300	222
	Takihyo Co. Ltd.	12,700	221
	Airport Facilities Co. Ltd.	41,200	220
	Daikoku Denki Co. Ltd.	15,100	215
*,^	Tokyo Base Co. Ltd.	38,100	214
	Shimojima Co. Ltd.	23,800	213
	Paris Miki Holdings Inc.	49,200	211
	Fields Corp.	27,800	208
^	Toyo Denki Seizo KK	14,600	207
	Dai-ichi Seiko Co. Ltd.	16,300	206
*	Laox Co. Ltd.	63,900	204
	Right On Co. Ltd.	23,900	199
	Sumitomo Precision Products Co. Ltd.	6,100	198
	Toda Kogyo Corp.	8,300	196
*	Shin Nippon Biomedical Laboratories Ltd.	44,100	196
*,^	Funai Electric Co. Ltd.	38,600	188
	Nippon Chemiphar Co. Ltd.	5,000	184
	Nakayama Steel Works Ltd.	33,600	177
*,^	FDK Corp.	16,715	168
*	Kinki Sharyo Co. Ltd.	7,400	149
*	Senshukai Co. Ltd.	56,400	145
*	SAMTY Co. Ltd. Rights Exp. 11/19/2018	49,500	48
	Mitsubishi Kakoki Kaisha Ltd.	1,560	23
	Mitani Sekisan Co. Ltd.	100	2
			961,981
Kuwait (0.0%)
*	National Industries Group Holding SAK	1,267,525	646
*	Warba Bank KSCP	667,981	499
*	Kuwait International Bank KSCP	621,343	486
*	Alimtiaz Investment Group KSC	967,731	401
*	Mezzan Holding Co. KSCC	157,547	327

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* Mobile Telecommunications Co. KSC	8,192	12
		2,371
Malaysia (0.9%)
Top Glove Corp. Bhd.	4,575,916	6,506
QL Resources Bhd.	1,949,862	3,287
Inari Amertron Bhd.	5,603,100	2,632
Bursa Malaysia Bhd.	1,445,754	2,531
Genting Plantations Bhd.	979,973	2,263
Fraser & Neave Holdings Bhd.	279,000	2,247
Sunway REIT	4,527,600	1,828
IGB REIT	4,396,600	1,765
Kossan Rubber Industries Bhd.	1,740,200	1,721
My EG Services Bhd.	5,948,400	1,710
SP Setia Bhd Group	3,378,700	1,698
TIME dotCom Bhd.	833,800	1,555
2 Lotte Chemical Titan Holding Bhd.	1,494,500	1,538
Malakoff Corp. Bhd.	6,959,300	1,432
Serba Dinamik Holdings Bhd.	1,422,500	1,375
Yinson Holdings Bhd.	1,276,400	1,358
Padini Holdings Bhd.	940,200	1,264
Sunway Bhd.	3,845,088	1,259
Malaysia Building Society Bhd.	5,198,400	1,170
VS Industry Bhd.	2,972,775	1,138
Berjaya Sports Toto Bhd.	2,224,500	1,117
Malaysian Resources Corp. Bhd.	5,823,938	1,018
DRB-Hicom Bhd.	2,233,227	1,005
Cahya Mata Sarawak Bhd.	1,447,600	1,004
Scientex Bhd.	486,400	998
Unisem M Bhd.	1,296,080	896
Bermaz Auto Bhd.	1,835,440	834
Supermax Corp. Bhd.	1,082,150	825
Pavilion REIT	2,150,300	817
Pos Malaysia Bhd.	980,600	694
* Velesto Energy Bhd.	10,352,980	642
WCT Holdings Bhd.	3,199,139	620
* Berjaya Corp. Bhd.	8,780,992	588
* Eastern & Oriental Bhd.	2,041,257	577
Muhibbah Engineering M Bhd.	849,700	563
* Lafarge Malaysia Bhd.	1,081,100	556
* Eco World Development Group Bhd.	2,258,400	540
Sunway Construction Group Bhd.	1,163,740	404
* AirAsia X Bhd.	5,583,950	308
* KNM Group Bhd.	4,026,700	130
KPJ Healthcare Bhd.	431,090	107
Datasonic Group Bhd.	1,198,500	103
Syarikat Takaful Malaysia Keluarga Bhd.	83,800	78
* UMW Oil & Gas Corp. Warrants Exp. 09/30/2024	2,470,020	59
Malaysia Marine and Heavy Engineering Holdings Bhd.	214,100	30
* Sunway Bhd. Warrants Exp. 12/31/2024	362,955	25
* Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	430,554	25
* Mulpha International Bhd.	40,195	18
* Datasonic Group Bhd. Warrants Exp. 07/05/2023	599,250	11
* WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	7
* OSK Holdings Bhd. Warrants Exp. 07/22/2020	357,292	7
* BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	6
* AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	5
* KPJ Healthcare Warrants Exp. 01/23/2019	197,280	2
* Mah Sing Group Warrants Exp. 01/15/2026	125,235	2
* CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	1
* KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	1
* Eastern & Oriental Bhd Warrants Exp. 07/21/2019	154,580	1
		54,901
Mexico (0.4%)
PLA Administradora Industrial S de RL de CV	2,140,663	2,603

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Gentera SAB de CV	3,012,700	2,441
	Macquarie Mexico Real Estate Management SA de CV	2,193,693	2,136
	Corp Inmobiliaria Vesta SAB de CV	1,560,100	1,905
	Bolsa Mexicana de Valores SAB de CV	1,125,305	1,696
	Prologis Property Mexico SA de CV	946,743	1,669
*	La Comer SAB de CV	1,247,840	1,301
*	Genomma Lab Internacional SAB de CV Class B	2,006,652	1,289
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	1,970,208	1,205
	Grupo Herdez SAB de CV	574,883	1,068
	Qualitas Controladora SAB de CV	528,276	1,064
*	Grupo Aeromexico SAB de CV	942,700	1,040
*	Hoteles City Express SAB de CV	935,101	1,030
2	Concentradora Fibra Hotelera Mexicana SA de CV	1,831,066	879
	Credito Real SAB de CV SOFOM ER	691,668	791
	Rassini SAB de CV	194,146	658
*	Axtel SAB de CV	3,674,651	599
*	Grupo GICSA SAB de CV	1,442,973	562
	Unifin Financiera SAB de CV SOFOM ENR	254,441	481
	Consorcio ARA SAB de CV	1,607,043	426
	Grupo Rotoplas SAB de CV	389,731	377
	TV Azteca SAB de CV	1,778,595	192
*,2	Elementia SAB de CV	267,237	151
			25,563
Netherlands (1.9%)
*,^	Galapagos NV	124,733	12,815
	IMCD NV	142,754	9,681
	SBM Offshore NV	476,872	8,217
	TKH Group NV	114,134	5,765
	Corbion NV	159,501	4,843
	Eurocommercial Properties NV	129,215	4,777
	APERAM SA	133,014	4,542
	ASM International NV	101,235	4,346
*	BE Semiconductor Industries NV	198,004	4,233
	Sligro Food Group NV	91,200	4,042
	AMG Advanced Metallurgical Group NV	81,989	3,901
*	VEON Ltd.	1,343,776	3,876
^	Wereldhave NV	107,279	3,681
^	PostNL NV	1,184,313	3,499
*,2	Takeaway.com NV	56,076	3,298
2	Intertrust NV	201,668	3,253
*,^	Fugro NV	213,530	2,743
*	TomTom NV	317,649	2,653
^	Arcadis NV	191,599	2,583
*,2	Basic-Fit NV	82,732	2,382
2	Flow Traders	72,432	2,310
	Koninklijke BAM Groep NV	661,217	2,272
	Vastned Retail NV	49,883	1,974
	NSI NV	48,371	1,908
^	Wessanen	141,093	1,477
	Accell Group NV	69,012	1,199
	ForFarmers NV	103,248	1,163
*,2	B&S Group Sarl	65,431	1,141
	Koninklijke Volkerwessels NV	64,120	1,140
2	NIBC Holding NV	107,970	983
	Brunel International NV	53,568	663
*,§	SRH NV	96,364	—
			111,360
New Zealand (0.8%)
	Mainfreight Ltd.	218,444	4,055
	Z Energy Ltd.	961,050	3,833
	Chorus Ltd.	1,191,123	3,696
	Trade Me Group Ltd.	1,070,647	3,394
	EBOS Group Ltd.	237,507	3,237
	Goodman Property Trust	2,892,804	2,834

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Summerset Group Holdings Ltd.	598,457	2,609
	Infratil Ltd.	1,098,932	2,457
	Genesis Energy Ltd.	1,354,361	2,069
	Precinct Properties New Zealand Ltd.	2,241,439	2,066
	Freightways Ltd.	401,492	1,934
	Metlifecare Ltd.	490,992	1,871
*	Restaurant Brands New Zealand Ltd.	292,206	1,638
	SKY Network Television Ltd.	1,055,484	1,548
*	Synlait Milk Ltd.	267,635	1,523
	Vector Ltd.	675,932	1,503
	Argosy Property Ltd.	2,100,032	1,467
	Vital Healthcare Property Trust	957,653	1,296
§	Heartland Group Holdings Ltd.	1,100,185	1,105
	Tourism Holdings Ltd.	309,001	1,010
	Kathmandu Holdings Ltd.	501,826	880
	New Zealand Refining Co. Ltd.	485,574	747
*	TOWER Ltd.	747,916	362
			47,134
Norway (1.8%)
	Storebrand ASA	1,267,097	10,531
	TGS NOPEC Geophysical Co. ASA	277,640	9,275
	Salmar ASA	140,513	7,417
	Tomra Systems ASA	296,215	7,338
	Leroy Seafood Group ASA	694,745	6,404
	Bakkafrost P/F	107,410	6,034
	SpareBank 1 SR-Bank ASA	480,302	5,339
2	Entra ASA	296,675	4,014
*	Borr Drilling Ltd.	1,031,197	3,997
	Austevoll Seafood ASA	239,005	3,841
*	Norwegian Finans Holding ASA	424,320	3,790
	SpareBank 1 SMN	352,760	3,595
	DNO ASA	1,677,145	3,206
	Veidekke ASA	295,678	3,085
	Atea ASA	216,510	2,854
*	Petroleum Geo-Services ASA	876,948	2,726
*,2	Aker Solutions ASA	388,167	2,554
	Borregaard ASA	269,639	2,428
	Kongsberg Gruppen ASA	135,789	2,230
2	Sbanken ASA	221,892	2,210
	Grieg Seafood ASA	148,299	2,162
*,2	Elkem ASA	659,294	1,958
2	Evry AS	452,312	1,661
*	Nordic Semiconductor ASA	387,595	1,650
^,2	XXL ASA	269,017	1,384
	Norway Royal Salmon ASA	42,575	1,253
	Ocean Yield ASA	130,440	989
*,^	Wallenius Wilhelmsen ASA	278,592	957
*,2	BW LPG Ltd.	202,131	954
*	Norwegian Air Shuttle ASA	36,980	942
	Stolt-Nielsen Ltd.	63,646	855
*	Akastor ASA	393,368	767
	Sparebank 1 Oestlandet	73,061	759
*	Otello Corp. ASA	339,238	569
	Hoegh LNG Holdings Ltd.	102,786	480
			110,208
Pakistan (0.3%)
	MCB Bank Ltd.	1,412,400	2,111
	Engro Corp. Ltd.	787,921	1,993
	Lucky Cement Ltd.	496,616	1,869
	Hub Power Co. Ltd.	2,314,200	1,617
	Pakistan State Oil Co. Ltd.	757,018	1,599
	Pakistan Oilfields Ltd.	362,630	1,490
	Bank Alfalah Ltd.	3,418,550	1,352
	Engro Fertilizers Ltd.	1,578,930	966

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	United Bank Ltd.	832,100	943
	Nishat Mills Ltd.	717,026	796
	SUI Northern Gas Pipeline	1,093,200	758
*	Searle Co. Ltd.	254,351	566
	Millat Tractors Ltd.	74,330	559
	DG Khan Cement Co. Ltd.	698,086	557
*	SUI Southern Gas Co. Ltd.	2,597,500	505
	Kot Addu Power Co. Ltd.	1,174,608	477
	Fauji Cement Co. Ltd.	1,937,807	384
	Fauji Fertilizer Bin Qasim Ltd.	667,500	192
	Thal Ltd.	42,150	141
	Pakistan Telecommunication Co. Ltd.	825,500	69
			18,944
Philippines (0.3%)
	Security Bank Corp.	1,239,769	3,350
	Robinsons Land Corp.	5,445,697	2,141
	Puregold Price Club Inc.	2,611,740	1,984
	Robinsons Retail Holdings Inc.	1,270,330	1,800
	Pilipinas Shell Petroleum Corp.	1,950,950	1,774
	Manila Water Co. Inc.	3,122,485	1,461
	D&L Industries Inc.	5,811,700	1,238
	Vista Land & Lifescapes Inc.	10,780,000	1,065
	First Gen Corp.	3,252,130	951
	Filinvest Land Inc.	26,108,400	683
	Century Pacific Food Inc.	2,700,500	675
*	Melco Resorts And Entertainment Philippines Corp.	4,452,800	597
	Cebu Air Inc.	451,430	540
	Nickel Asia Corp.	7,132,874	339
*,2	CEMEX Holdings Philippines Inc.	5,055,000	200
*	DoubleDragon Properties Corp.	495,290	178
	Lopez Holdings Corp.	480,360	38
			19,014
Poland (0.6%)
*	Bank Millennium SA	1,643,232	3,783
*	Alior Bank SA	247,943	3,722
	CCC SA	77,574	3,374
*	Jastrzebska Spolka Weglowa SA	139,462	2,681
	Asseco Poland SA	201,930	2,541
	KRUK SA	44,350	2,131
*	Orange Polska SA	1,782,283	2,014
*,^	AmRest Holdings SE	189,860	1,961
	Kernel Holding SA	138,427	1,772
	Bank Handlowy w Warszawie SA	88,084	1,606
*	Tauron Polska Energia SA	2,817,178	1,307
2	PLAY Communications SA	291,682	1,252
*	Enea SA	573,734	1,201
*	Energa SA	555,973	1,129
	Eurocash SA	211,530	1,125
	Budimex SA	31,000	1,001
	Grupa Azoty SA	126,138	851
*	PKP Cargo SA	80,279	842
	Ciech SA	69,830	772
	Warsaw Stock Exchange	72,550	730
*	Lubelski Wegiel Bogdanka SA	25,706	360
*	Boryszew SA	216,015	269
	Neuca SA	3,880	233
*,§	getBACK SA	103,234	101
			36,758
Portugal (0.4%)
*	Banco Comercial Portugues SA	21,106,691	5,677
	Navigator Co. SA	682,233	3,395
	NOS SGPS SA	589,544	3,307
	REN - Redes Energeticas Nacionais SGPS SA	1,039,534	2,768

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Sonae SGPS SA	2,527,745	2,526
Altri SGPS SA	194,494	1,704
CTT-Correios de Portugal SA	407,208	1,562
Semapa-Sociedade de Investimento e Gestao	62,160	1,186
Corticeira Amorim SGPS SA	90,271	992
* Mota-Engil SGPS SA	208,963	414
		23,531
Qatar (0.0%)
Gulf Warehousing Co.	73,478	819
Medicare Group	40,280	709
* Salam International Investment Ltd. QSC	173,434	227
		1,755
Russia (0.1%)
* M.Video PJSC	209,880	1,271
2 Detsky Mir PJSC	605,280	822
* Mechel PJSC	510,710	714
* Raspadskaya OJSC	312,100	569
Mechel PJSC Preference Shares	264,550	394
ENEL RUSSIA PJSC	21,416,000	344
TGC-1 PJSC	1,936,700,000	252
OGK-2 PJSC	42,539,850	224
		4,590
Singapore (1.4%)
Mapletree Commercial Trust	5,158,804	5,999
Mapletree Logistics Trust	5,545,082	4,846
Mapletree Industrial Trust	3,555,300	4,745
Mapletree North Asia Commercial Trust	5,659,312	4,623
NetLink NBN Trust	7,954,900	4,482
Keppel REIT	5,298,647	4,325
Frasers Logistics & Industrial Trust	3,993,680	2,940
Frasers Centrepoint Trust	1,514,210	2,363
United Engineers Ltd.	1,237,850	2,352
Ascott Residence Trust	2,975,165	2,259
Manulife US REIT	3,175,348	2,259
CDL Hospitality Trusts	2,116,563	2,217
ESR-REIT	6,037,546	2,116
Keppel DC REIT	2,167,908	2,085
Parkway Life REIT	1,038,481	1,951
^ Bukit Sembawang Estates Ltd.	504,500	1,948
Raffles Medical Group Ltd.	2,416,384	1,835
Starhill Global REIT	3,746,708	1,813
Frasers Commercial Trust	1,829,313	1,812
Keppel Infrastructure Trust	5,423,700	1,802
Ascendas India Trust	2,178,900	1,697
First Resources Ltd.	1,397,929	1,594
CapitaLand Retail China Trust	1,557,360	1,542
AIMS AMP Capital Industrial REIT	1,441,500	1,394
OUE Hospitality Trust	2,780,466	1,364
Cache Logistics Trust	2,752,904	1,362
Ascendas Hospitality Trust	2,243,400	1,279
First REIT	1,364,200	1,183
SPH REIT	1,554,500	1,106
Frasers Hospitality Trust	2,071,700	1,055
Far East Hospitality Trust	2,452,800	1,054
Lippo Malls Indonesia Retail Trust	5,368,400	931
Sheng Siong Group Ltd.	1,159,600	905
Soilbuild Business Space REIT	2,165,600	891
GuocoLand Ltd.	738,600	891
Asian Pay Television Trust	3,693,200	841
RHT Health Trust	1,550,600	828
Accordia Golf Trust	2,148,316	768
OUE Ltd.	720,800	730
Sabana Shari'ah Compliant Industrial REIT	2,302,400	664

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Silverlake Axis Ltd.	1,852,029	575
	Yoma Strategic Holdings Ltd.	3,037,719	560
^	Boustead Singapore Ltd.	750,400	423
	Bumitama Agri Ltd.	687,400	320
	Fortune REIT (Singapore Shares)	276,589	306
*,§	Hyflux Ltd.	1,145,286	174
*	Noble Group Ltd.	1,804,400	107
*,^,§	China Fishery Group Ltd.	1,088,512	60
*,^,§	Ezra Holdings Ltd.	4,500,399	36
*	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	455,755	—
§	China Hongxing Sports Ltd.	831,000	—
*,^	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,195,796	—
			83,412
South Africa (0.5%)
	SA Corporate Real Estate Ltd.	6,816,968	1,828
*	PPC Ltd.	4,033,397	1,627
	Advtech Ltd.	1,583,316	1,533
	Wilson Bayly Holmes-Ovcon Ltd.	141,805	1,471
	Astral Foods Ltd.	104,615	1,407
*	Sun International Ltd.	332,734	1,329
	Equites Property Fund Ltd.	962,067	1,306
	Emira Property Fund Ltd.	1,290,546	1,301
	EPP NV	882,422	1,242
	Murray & Roberts Holdings Ltd.	1,072,190	1,234
	Hosken Consolidated Investments Ltd.	140,461	1,206
	Cashbuild Ltd.	61,443	1,121
	Arrowhead Properties Ltd.	2,715,661	989
	DataTec Ltd.	570,528	904
	Zeder Investments Ltd.	2,618,908	834
	City Lodge Hotels Ltd.	91,614	813
*	Steinhoff International Holdings NV	6,550,027	797
	Adcock Ingram Holdings Ltd.	204,117	796
	EOH Holdings Ltd.	350,795	783
	Hudaco Industries Ltd.	81,387	774
*	Long4Life Ltd.	2,362,116	719
	Alexander Forbes Group Holdings Ltd.	2,012,216	709
*	Allied Electronics Corp. Ltd.	565,265	673
	Peregrine Holdings Ltd.	481,689	669
	Mpact Ltd.	409,691	578
	Rebosis Property Fund Ltd.	1,322,559	556
*	Blue Label Telecoms Ltd.	1,545,467	543
	Delta Property Fund Ltd.	1,269,986	515
	Metair Investments Ltd.	464,447	457
	Lewis Group Ltd.	208,336	444
	Clover Industries Ltd.	366,363	408
	Raubex Group Ltd.	313,592	403
	Alviva Holdings Ltd.	322,563	385
*	Ascendis Health Ltd.	734,235	378
	Merafe Resources Ltd.	2,866,137	303
*	Stadio Holdings Ltd.	867,721	235
	DRDGOLD Ltd.	784,769	198
*	Royal Bafokeng Platinum Ltd.	38,150	69
*	ArcelorMittal South Africa Ltd.	197,263	51
			31,588
South Korea (4.6%)
*,^	HLB Inc.	93,219	7,161
*,^	ViroMed Co. Ltd.	36,806	6,064
	Fila Korea Ltd.	141,030	5,223
	Medy-Tox Inc.	10,743	4,401
^	LG Innotek Co. Ltd.	38,044	4,175
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	128,678	3,333
^	POSCO Chemtech Co. Ltd.	56,096	3,227
^	Hyundai Elevator Co. Ltd.	43,521	3,065
	Com2uSCorp	26,819	3,034

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Pearl Abyss Corp.	16,348	2,963
	Meritz Securities Co. Ltd.	779,139	2,728
	Koh Young Technology Inc.	32,440	2,570
	Youngone Corp.	78,722	2,477
*,^	Hyundai Rotem Co. Ltd.	127,438	2,468
	Meritz Fire & Marine Insurance Co. Ltd.	151,463	2,423
*,^	Hyundai Merchant Marine Co. Ltd.	722,556	2,407
2	Orange Life Insurance Ltd.	89,236	2,406
*	Genexine Co. Ltd.	33,801	2,221
*,^	Celltrion Pharm Inc.	47,091	2,215
*,^	Hanall Biopharma Co. Ltd.	100,060	2,096
	SK Materials Co. Ltd.	12,659	2,073
*,^	Pan Ocean Co. Ltd.	491,535	2,069
^	KIWOOM Securities Co. Ltd.	30,702	2,051
	Korean Reinsurance Co.	239,253	2,037
	Kolon Industries Inc.	45,861	2,029
	Doosan Bobcat Inc.	64,948	2,014
	Taekwang Industrial Co. Ltd.	1,484	1,926
	Kolmar Korea Co. Ltd.	39,443	1,884
	Douzone Bizon Co. Ltd.	48,904	1,869
	SFA Engineering Corp.	52,578	1,801
	JB Financial Group Co. Ltd.	372,434	1,800
	LS Industrial Systems Co. Ltd.	41,325	1,797
*	JYP Entertainment Corp.	70,814	1,785
^	Cosmax Inc.	17,527	1,781
	Iljin Materials Co. Ltd.	44,316	1,780
	Seoul Semiconductor Co. Ltd.	98,497	1,775
*	SM Entertainment Co. Ltd.	45,091	1,744
*	CrystalGenomics Inc.	94,625	1,669
*,^	Ecopro Co. Ltd.	47,809	1,665
*,^	Kumho Tire Co. Inc.	367,709	1,623
*,^	Komipharm International Co. Ltd.	84,563	1,587
	Hansol Chemical Co. Ltd.	22,277	1,550
	LOTTE Himart Co. Ltd.	31,325	1,547
	Innocean Worldwide Inc.	30,319	1,544
*	Pharmicell Co. Ltd.	144,183	1,531
*,^	Telcon RF Pharmaceutical Inc.	171,062	1,529
	Hyundai Greenfood Co. Ltd.	138,348	1,501
^	Green Cross Corp.	14,251	1,501
*,^	Cafe24 Corp.	14,638	1,430
^	Esmo Corp.	237,542	1,424
*	Hugel Inc.	5,869	1,418
^	Daewoong Pharmaceutical Co. Ltd.	11,333	1,411
*,^	HLB Life Science CO Ltd.	97,741	1,410
	GS Home Shopping Inc.	8,245	1,408
	Bukwang Pharmaceutical Co. Ltd.	69,374	1,363
^	Hanjin Kal Corp.	79,982	1,361
*,^	Naturecell Co. Ltd.	107,189	1,360
^	DoubleUGames Co. Ltd.	23,641	1,360
	Green Cross Holdings Corp.	73,449	1,345
*	Sangsangin Co. Ltd.	86,292	1,336
*	Medipost Co. Ltd.	19,132	1,323
*	Enzychem Lifesciences Corp.	16,384	1,322
	WONIK IPS Co. Ltd.	77,932	1,308
	Hyundai Home Shopping Network Corp.	15,196	1,304
	LEENO Industrial Inc.	24,775	1,304
*,^	Studio Dragon Corp.	15,933	1,294
	Chong Kun Dang Pharmaceutical Corp.	16,752	1,280
*	SK Chemicals Co. Ltd.	23,779	1,267
	Daishin Securities Co. Ltd.	127,078	1,240
*	Amicogen Inc.	44,541	1,235
^	CJ CGV Co. Ltd.	34,452	1,225
*,^	Inscobee Inc.	226,232	1,219
^	L&F Co. Ltd.	38,640	1,213

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
^	Hana Tour Service Inc.	22,890	1,201
	Handsome Co. Ltd.	36,813	1,177
	Samyang Holdings Corp.	15,337	1,166
	Poongsan Corp.	54,149	1,153
	Daou Technology Inc.	64,779	1,143
	Ssangyong Cement Industrial Co. Ltd.	270,156	1,143
	Kolon Life Science Inc.	20,849	1,131
*,^	Yungjin Pharmaceutical Co. Ltd.	228,042	1,108
*,^	Foosung Co. Ltd.	143,190	1,105
	Huchems Fine Chemical Corp.	57,461	1,103
	SK Discovery Co. Ltd.	45,921	1,094
	Hanwha General Insurance Co. Ltd.	207,681	1,084
^	Dentium Co. Ltd.	17,029	1,082
^	SKCKOLONPI Inc.	36,154	1,070
	Korea Petrochemical Ind Co. Ltd.	7,711	1,059
	Daesang Corp.	53,160	1,056
*,^	Feelux Co. Ltd.	107,615	1,051
	Hanjin Transportation Co. Ltd.	31,829	1,048
^	Soulbrain Co. Ltd.	22,633	1,046
*	Osstem Implant Co. Ltd.	27,707	1,041
*	G-treeBNT Co. Ltd.	51,093	1,000
*	iNtRON Biotechnology Inc.	31,802	990
^	IS Dongseo Co. Ltd.	36,260	989
	Eo Technics Co. Ltd.	22,673	975
	Grand Korea Leisure Co. Ltd.	49,667	973
*,^	GemVax & Kael Co. Ltd.	88,653	971
*,^	Samwha Capacitor Co. Ltd.	19,565	970
^	JW Pharmaceutical Corp.	33,267	970
^	YG Entertainment Inc.	29,882	970
	Dongkuk Steel Mill Co. Ltd.	154,182	959
	LF Corp.	49,761	959
	Hankook Tire Worldwide Co. Ltd.	64,353	955
	Korea Real Estate Investment & Trust Co. Ltd.	460,530	952
	DB HiTek Co. Ltd.	93,714	939
	Dong-A ST Co. Ltd.	12,370	911
	LG International Corp.	65,833	909
	NICE Information Service Co. Ltd.	94,814	907
*	BH Co. Ltd.	63,949	900
	Taeyoung Engineering & Construction Co. Ltd.	105,971	889
*	CMG Pharmaceutical Co. Ltd.	223,275	887
	Binggrae Co. Ltd.	14,086	877
	Partron Co. Ltd.	113,755	870
	Daekyo Co. Ltd.	140,592	852
*,^	Ananti Inc.	112,033	847
	Silicon Works Co. Ltd.	24,121	840
	Modetour Network Inc.	40,487	840
*	Asiana Airlines Inc.	252,597	811
	Shinsegae International Inc.	6,193	804
	NICE Holdings Co. Ltd.	53,170	802
	Ilyang Pharmaceutical Co. Ltd.	35,524	802
^	LIG Nex1 Co. Ltd.	31,143	796
*	F&F Co. Ltd.	17,206	791
	Jeil Pharmaceutical Co. Ltd.	21,349	790
	Young Poong Corp.	1,362	785
^	Dawonsys Co. Ltd.	54,692	774
	Dongwon Industries Co. Ltd.	3,638	773
	Orion Holdings Corp.	56,018	772
	Hansae Co. Ltd.	47,214	770
	Halla Holdings Corp.	21,228	765
	Huons Co. Ltd.	12,814	764
	Mirae Asset Life Insurance Co. Ltd.	188,953	758
	Hansol Paper Co. Ltd.	48,477	744
	Tongyang Inc.	518,031	725
*,^	Jenax Inc.	42,100	722

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Green Cross Cell Corp.	15,542	720
*,^	Peptron Inc.	36,652	714
	Caregen Co. Ltd.	11,368	710
	Meritz Financial Group Inc.	77,687	707
	Dongwon F&B Co. Ltd.	3,026	702
	SPC Samlip Co. Ltd.	6,312	698
	HS Industries Co. Ltd.	128,479	697
^	Youngone Holdings Co. Ltd.	12,884	695
^	Advanced Process Systems Corp.	31,150	695
*	Hyundai Electric & Energy System Co. Ltd.	16,667	693
^	Posco ICT Co. Ltd.	141,697	690
*,^	ATGen Co. Ltd.	56,792	689
*,^	DIO Corp.	29,887	683
	Korea Electric Terminal Co. Ltd.	20,550	677
	LG Hausys Ltd.	16,008	677
	Nexen Tire Corp.	93,637	672
	Daewoong Co. Ltd.	54,538	668
*	Yuanta Securities Korea Co. Ltd.	239,036	667
	SK Gas Ltd.	10,366	667
	Daeduck Electronics Co.	91,453	666
	Dong-A Socio Holdings Co. Ltd.	8,488	664
	Sebang Global Battery Co. Ltd.	21,291	656
*	Webzen Inc.	49,063	644
*	Korea Line Corp.	33,998	644
	Kumho Industrial Co. Ltd.	74,010	636
^	Songwon Industrial Co. Ltd.	41,249	629
	Namyang Dairy Products Co. Ltd.	1,192	628
	Lock&Lock Co. Ltd.	46,251	628
^	DongKook Pharmaceutical Co. Ltd.	12,892	627
	Dongjin Semichem Co. Ltd.	82,217	627
*	Hanil Cement Co. Ltd.	6,050	624
*	Seegene Inc.	38,453	623
*,^	Toptec Co. Ltd.	52,273	611
*,^	Taihan Electric Wire Co. Ltd.	662,752	606
*,^	Aekyung Industrial Co. Ltd.	16,902	604
	AK Holdings Inc.	15,283	600
	Ahnlab Inc.	16,703	597
	Shinyoung Securities Co. Ltd.	11,960	597
*,^	Naturalendo Tech Co. Ltd.	40,185	597
	KEPCO Engineering & Construction Co. Inc.	36,851	597
	Jusung Engineering Co. Ltd.	98,509	595
	Vieworks Co. Ltd.	20,639	585
*	Innox Advanced Materials Co. Ltd.	16,638	582
	Lotte Food Co. Ltd.	983	566
	Maeil Dairies Co. Ltd.	8,291	551
	Daeduck GDS Co. Ltd.	47,697	539
^	TES Co. Ltd.	40,459	537
	Dae Hwa Pharmaceutical Co. Ltd.	29,838	529
	Lotte Confectionery Co. Ltd.	3,774	527
	Kolon Corp.	19,514	527
	CJ Hello Co. Ltd.	65,101	522
	S&T Motiv Co. Ltd.	22,506	521
	Hyundai Livart Furniture Co. Ltd.	27,137	519
*,^	Gamevil Inc.	11,205	505
*	Aprogen pharmaceuticals Inc.	218,858	503
	Hancom Inc.	42,895	486
	Korea Asset In Trust Co. Ltd.	126,781	484
^	JW Holdings Corp.	93,912	483
*	Hanwha Investment & Securities Co. Ltd.	267,611	483
*,^	Vidente Co. Ltd.	61,291	479
^	Kolmar Korea Holdings Co. Ltd.	18,787	479
^	InBody Co. Ltd.	25,593	475
	Tongyang Life Insurance Co. Ltd.	95,230	473
*	Binex Co. Ltd.	55,646	467

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*,^	SK Securities Co. Ltd.	693,791	454
	Kyobo Securities Co. Ltd.	58,597	449
	Samchully Co. Ltd.	5,477	440
	SL Corp.	34,592	439
	i-SENS Inc.	21,811	438
^	Samyang Corp.	8,199	437
*	Seobu T&D	55,088	425
	Sung Kwang Bend Co. Ltd.	41,381	425
	Hankook Shell Oil Co. Ltd.	1,399	424
	Seah Besteel Corp.	29,712	423
*	NUTRIBIOTECH Co. Ltd.	31,452	421
*,^	COSON Co. Ltd.	49,072	412
	WeMade Entertainment Co. Ltd.	19,778	412
*,^	KONA I Co. Ltd.	31,530	411
^	Able C&C Co. Ltd.	52,754	411
^	Namhae Chemical Corp.	45,994	409
*	Eugene Investment & Securities Co. Ltd.	198,197	406
	KT Skylife Co. Ltd.	36,858	402
	KISWIRE Ltd.	20,602	391
^	ST Pharm Co. Ltd.	20,886	386
	Hyundai Corp.	17,907	383
*,^	Cellumed Co. Ltd.	52,681	382
^	Huons Global Co. Ltd.	11,013	379
	Kwang Dong Pharmaceutical Co. Ltd.	76,201	377
^	Dae Han Flour Mills Co. Ltd.	2,501	374
*	Hansol Technics Co. Ltd.	63,656	374
	TK Corp.	34,897	371
	Lutronic Corp.	44,536	368
*,^	Cuckoo Homesys Co. Ltd.	2,674	368
	NS Shopping Co. Ltd.	37,811	359
*	Homecast Co. Ltd.	70,528	351
	Chongkundang Holdings Corp.	7,118	351
	Cuckoo Holdings Co. Ltd.	3,270	349
	KISCO Corp.	68,056	347
	Youlchon Chemical Co. Ltd.	31,779	345
	E1 Corp.	6,436	342
*,^	CUROCOM Co. Ltd.	253,459	341
	Muhak Co. Ltd.	33,303	341
	Sindoh Co. Ltd.	8,777	336
*	KTB Investment & Securities Co. Ltd.	115,440	330
	Sungwoo Hitech Co. Ltd.	107,515	329
*	Hanjin Heavy Industries & Construction Co. Ltd.	206,061	321
*,^	Insun ENT Co. Ltd.	63,815	319
	iMarketKorea Inc.	55,127	314
	Humedix Co. Ltd.	13,470	309
	NEPES Corp.	39,184	309
*,^	Ssangyong Motor Co.	94,350	307
*,^	Duk San Neolux Co. Ltd.	27,628	301
	Cell Biotech Co. Ltd.	13,391	294
*,^	G-SMATT GLOBAL Co. Ltd.	32,569	292
	Coreana Cosmetics Co. Ltd.	79,203	291
	Daishin Securities Co. Ltd. Preference Shares	36,833	291
	Hansol Holdings Co. Ltd.	79,544	290
*	APS Holdings Corp.	81,474	289
*	Wonik Holdings Co. Ltd.	78,940	279
	KC Co. Ltd.	19,389	278
*	Neowiz	27,293	274
	Sam Young Electronics Co. Ltd.	27,081	267
*,^	Leaders Cosmetics Co. Ltd.	27,292	267
*,^	Samsung Pharmaceutical Co. Ltd.	117,521	266
*	Eusu Holdings Co. Ltd.	46,514	253
*,^	Interflex Co. Ltd.	26,188	245
	CJ Freshway Corp.	11,837	244
	SBS Media Holdings Co. Ltd.	119,182	237

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	KC Tech Co. Ltd.	23,171	234
	DB Financial Investment Co. Ltd.	66,675	218
^	Hanil Holdings Co. Ltd.	5,355	218
*	S&T Dynamics Co. Ltd.	34,796	211
	It's Hanbul Co. Ltd.	9,625	209
*	Lumens Co. Ltd.	100,724	208
*,^	SeAH Steel Corp.	3,994	206
*	SFA Semicon Co. Ltd.	162,679	203
^	Byucksan Corp.	96,970	202
*	GNCO Co. Ltd.	159,084	196
*,^	Taewoong Co. Ltd.	20,806	194
^	SeAH Steel Holdings Corp.	4,456	192
	GOLFZON Co. Ltd.	6,590	189
*,^	KH Vatec Co. Ltd.	33,505	189
	Cosmax BTI Inc	10,993	185
	INTOPS Co. Ltd.	27,000	184
^	ICD Co. Ltd.	27,501	172
*,^	Agabang&Company	57,516	172
^	Woongjin Thinkbig Co. Ltd.	44,487	162
	Humax Co. Ltd.	40,050	158
	Interpark Holdings Corp.	83,025	155
	Maeil Holdings Co. Ltd.	14,593	144
*	HSD Engine Co. Ltd.	30,969	120
	LVMC Holdings	56,393	104
*	SK Securities Co. Ltd. Rights Exp. 12/04/2018	184,598	29
*,§	Tera Resource Co. Ltd.	42,004	2
*,§	CNK International Co. Ltd.	35,374	—
*,§	SSCP Co. Ltd.	20,873	—
*,§	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
*,§	Daewoo Songdo Development Co. Ltd.	11,746	—
			274,937
Spain (1.6%)
	Viscofan SA	106,389	6,364
	Bolsas y Mercados Espanoles SHMSF SA	206,773	6,117
	Applus Services SA	385,439	5,240
*	Masmovil Ibercom SA	35,795	4,639
	Ebro Foods SA	208,827	4,099
	Cia de Distribucion Integral Logista Holdings SA	169,543	4,093
	Prosegur Cia de Seguridad SA	720,254	4,000
	CIE Automotive SA	147,176	3,895
*,2	Neinor Homes SA	207,830	3,345
*	Indra Sistemas SA	325,484	3,217
	Faes Farma SA	725,142	3,049
	Melia Hotels International SA	293,780	3,019
*	Almirall SA	161,737	2,930
	Ence Energia y Celulosa SA	338,436	2,843
2	Unicaja Banco SA	2,110,593	2,702
2	Gestamp Automocion SA	422,047	2,676
	Papeles y Cartones de Europa SA	134,393	2,543
^,2	Euskaltel SA	274,118	2,295
^	Tecnicas Reunidas SA	82,907	2,229
*	Sacyr SA	901,363	2,176
2	Prosegur Cash SA	1,036,736	2,054
*	Fluidra SA	166,727	2,016
	Construcciones y Auxiliar de Ferrocarriles SA	49,761	1,868
	Lar Espana Real Estate Socimi SA	180,310	1,787
^	NH Hotel Group SA	267,227	1,664
*,2	Global Dominion Access SA	304,390	1,626
*	Liberbank SA	3,462,778	1,620
*	Promotora de Informaciones SA	869,890	1,580
*,2	Metrovacesa SA	122,380	1,505
*,2	Aedas Homes SAU	56,846	1,471
	Atresmedia Corp. de Medios de Comunicacion SA	228,910	1,289
^	Distribuidora Internacional de Alimentacion SA	1,239,185	934

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Codere SA	141,240	914
*	Pharma Mar SA	446,158	545
^	Obrascon Huarte Lain SA	464,526	530
*,^,§	Let's GOWEX SA	31,105	—
			92,874
Sweden (3.8%)
	Castellum AB	731,529	12,610
*	Fabege AB	715,114	9,132
	Com Hem Holding AB	472,718	7,375
*	AAK AB	453,603	6,837
	Modern Times Group MTG AB Class B	172,741	6,377
*	Holmen AB	273,943	6,272
	Hexpol AB	670,718	6,207
	Indutrade AB	252,087	6,051
^	Loomis AB Class B	195,103	6,033
	Getinge AB	605,442	5,939
^	BillerudKorsnas AB	476,315	5,642
2	Dometic Group AB	803,078	5,609
2	Thule Group AB	282,755	5,599
	Hemfosa Fastigheter AB	437,267	5,402
	Lifco AB Class B	123,002	5,223
^	Intrum AB	200,565	5,116
^	SSAB AB Class B	1,560,629	5,061
	Axfood AB	283,506	5,057
2	Evolution Gaming Group AB	66,520	5,000
	Peab AB	526,727	4,637
2	Ahlsell AB	868,198	4,394
	Hufvudstaden AB Class A	296,770	4,387
	Sweco AB Class B	180,863	4,078
*	Wihlborgs Fastigheter AB	359,448	4,055
2	Bravida Holding AB	533,560	3,920
	Wallenstam AB	433,327	3,904
^	NCC AB Class B	254,963	3,799
	AF AB	174,592	3,744
	Kungsleden AB	506,856	3,543
^	JM AB	185,015	3,509
^	Avanza Bank Holding AB	65,177	3,485
	Pandox AB Class B	199,400	3,407
*	Betsson AB	328,477	2,852
	SSAB AB Class A	676,149	2,699
	Bonava AB Class B	229,274	2,590
*	NetEnt AB	501,183	2,571
2	Attendo AB	283,646	2,565
*	Vitrolife AB	171,480	2,540
^	Mycronic AB	184,546	2,315
	Nolato AB Class B	46,623	2,147
	Atrium Ljungberg AB	124,854	2,115
	Arjo AB	605,880	2,059
	Nobia AB	312,929	1,991
	Bilia AB	212,242	1,988
2	Resurs Holding AB	290,112	1,922
	Cloetta AB Class B	603,705	1,820
	Klovern AB	1,573,049	1,815
2	Scandic Hotels Group AB	197,150	1,802
	Bure Equity AB	138,111	1,798
*	SAS AB	768,494	1,735
*	Hembla AB Class B	96,928	1,657
	Oriflame Holding AG	62,920	1,485
	Concentric AB	109,859	1,474
	SkiStar AB	56,110	1,462
	Ratos AB	539,642	1,457
^	Mekonomen AB	112,383	1,316
	Lindab International AB	180,386	1,260
*	Investment AB Oresund	80,814	1,228

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Klovern AB Preference Shares	35,377	1,181
	Sagax AB	265,617	973
^	Clas Ohlson AB	107,601	904
^,2	Munters Group AB	198,160	734
	Haldex AB	80,191	678
*	Collector AB	109,630	640
*	Radisson Hospitality AB	128,421	496
	Hemfosa Fastigheter AB Preference Shares	25,026	470
	SAS AB Preference Shares	4,417	266
	NCC AB Class A	11,677	175
	Sagax AB Preference Shares	7,725	29
			228,613
Switzerland (3.3%)
^	BB Biotech AG	149,171	9,371
2	Sunrise Communications Group AG	91,703	8,072
	Tecan Group AG	31,623	7,134
2	VAT Group AG	69,716	6,995
2	Galenica AG	130,188	6,979
	Cembra Money Bank AG	75,952	6,370
	dormakaba Holding AG	8,250	5,952
	Allreal Holding AG	38,418	5,893
	Belimo Holding AG	1,253	5,604
	Valiant Holding AG	42,939	4,849
	Bucher Industries AG	17,560	4,843
	Vontobel Holding AG	75,179	4,665
*	Idorsia Ltd.	240,301	4,653
	SFS Group AG	45,916	4,504
	Forbo Holding AG	3,014	4,424
	Siegfried Holding AG	10,894	4,370
	Panalpina Welttransport Holding AG	34,747	4,246
^	Landis&Gyr Group AG	67,057	4,068
	Emmi AG	5,254	3,819
	Mobimo Holding AG	16,715	3,722
	Conzzeta AG	3,522	3,149
	BKW AG	48,076	3,049
	Daetwyler Holding AG	19,947	3,028
	St. Galler Kantonalbank AG	6,095	3,001
	Schweiter Technologies AG	2,564	2,912
	Fanhua Inc. ADR	104,312	2,794
	Burckhardt Compression Holding AG	8,380	2,777
	Interroll Holding AG	1,496	2,768
	Huber & Suhner AG	39,243	2,686
	HBM HLTHCR-I	16,031	2,641
	Komax Holding AG	9,508	2,604
*	COSMO Pharmaceuticals NV	19,583	2,466
	GAM Holding AG	424,376	2,464
	Inficon Holding AG	5,105	2,448
	u-blox Holding AG	18,188	2,279
	Valora Holding AG	8,937	2,236
	Implenia AG	38,642	2,148
*,^	Aryzta AG	229,447	2,140
	Kardex AG	15,914	2,069
^	Comet Holding AG	20,431	2,064
	VZ Holding AG	7,049	1,997
	Liechtensteinische Landesbank AG	27,403	1,768
	Bachem Holding AG	14,616	1,709
	Ascom Holding AG	102,133	1,629
	Intershop Holding AG	3,256	1,600
	Bell Food Group AG	5,059	1,586
	Bobst Group SA	20,441	1,545
*	Arbonia AG	122,295	1,534
	Autoneum Holding AG	7,744	1,497
*,^	Basilea Pharmaceutica AG	29,851	1,441
	EFG International AG	198,492	1,400

93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	LEM Holding SA	1,211	1,384
	Swissquote Group Holding SA	23,218	1,207
	Vetropack Holding AG	525	1,202
^	Ypsomed Holding AG	8,756	1,175
	Bossard Holding AG	6,931	1,130
*	Leonteq AG	23,799	1,122
^	Rieter Holding AG	8,282	1,118
*	VP Bank AG	6,467	1,041
	Zehnder Group AG	25,921	1,037
	APG SGA SA	2,821	994
*,^	Meyer Burger Technology AG	1,745,481	914
	ALSO Holding AG	7,415	840
*	Schmolz & Bickenbach AG	1,127,132	827
*	Alpiq Holding AG	8,587	725
^	Kudelski SA	97,129	684
*,§	Petroplus Holdings AG	36,495	—
			195,362
Taiwan (5.8%)
*	Tatung Co. Ltd.	5,895,320	6,891
	WPG Holdings Ltd.	3,976,138	4,736
	Hiwin Technologies Corp.	657,591	4,268
	Powertech Technology Inc.	1,902,662	4,174
	Micro-Star International Co. Ltd.	1,857,000	4,137
	TA Chen Stainless Pipe	2,892,037	4,087
	Accton Technology Corp.	1,428,467	3,954
	Chroma ATE Inc.	1,042,040	3,671
	Highwealth Construction Corp.	2,421,341	3,557
	Airtac International Group	399,528	3,447
	Winbond Electronics Corp.	7,811,614	3,403
	Win Semiconductors Corp.	1,089,969	3,367
	TCI Co. Ltd.	236,842	3,318
	Tripod Technology Corp.	1,338,327	3,234
	LCY Chemical Corp.	1,850,623	3,113
	Radiant Opto-Electronics Corp.	1,182,147	3,107
*	TaiMed Biologics Inc.	496,000	3,098
	Chipbond Technology Corp.	1,606,852	2,959
	Ruentex Industries Ltd.	1,115,496	2,803
	Ruentex Development Co. Ltd.	2,015,351	2,797
	Phison Electronics Corp.	421,962	2,775
	Zhen Ding Technology Holding Ltd.	1,208,400	2,765
	Sino-American Silicon Products Inc.	1,458,945	2,732
	Simplo Technology Co. Ltd.	469,631	2,731
	Macronix International	4,829,386	2,689
	CTCI Corp.	1,873,667	2,646
*	China Petrochemical Development Corp.	7,095,077	2,599
	Makalot Industrial Co. Ltd.	469,880	2,521
	King's Town Bank Co. Ltd.	2,620,193	2,507
	Hota Industrial Manufacturing Co. Ltd.	581,323	2,447
	Parade Technologies Ltd.	183,000	2,436
*	PharmaEssentia Corp.	455,168	2,431
	Waterland Financial Holdings Co. Ltd.	7,197,117	2,340
	Merida Industry Co. Ltd.	665,055	2,335
	Nien Made Enterprise Co. Ltd.	373,081	2,314
	St. Shine Optical Co. Ltd.	125,419	2,239
	International CSRC Investment Holdings Co.	1,947,219	2,184
	Merry Electronics Co. Ltd.	501,910	2,175
	Qisda Corp.	3,690,000	2,099
	Taichung Commercial Bank Co. Ltd.	6,277,505	2,072
	Lien Hwa Industrial Corp.	2,029,768	2,001
	Voltronic Power Technology Corp.	123,356	1,997
	Silergy Corp.	155,000	1,975
	FLEXium Interconnect Inc.	762,140	1,927
	Compeq Manufacturing Co. Ltd.	2,978,471	1,913
	Standard Foods Corp.	1,259,708	1,894

94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
E Ink Holdings Inc.	2,374,708	1,880
Grape King Bio Ltd.	293,000	1,848
King Yuan Electronics Co. Ltd.	3,087,963	1,809
Sinbon Electronics Co. Ltd.	643,066	1,777
TSRC Corp.	1,922,046	1,775
Kenda Rubber Industrial Co. Ltd.	1,848,016	1,771
General Interface Solution Holding Ltd.	527,000	1,760
Yungtay Engineering Co. Ltd.	961,993	1,758
Gigabyte Technology Co. Ltd.	1,328,271	1,746
Poya International Co. Ltd.	199,535	1,739
WT Microelectronics Co. Ltd.	1,343,377	1,733
King Slide Works Co. Ltd.	165,675	1,724
Wistron NeWeb Corp.	736,495	1,719
Taiwan Union Technology Corp.	609,000	1,676
Great Wall Enterprise Co. Ltd.	1,700,753	1,659
Nan Kang Rubber Tire Co. Ltd.	1,878,107	1,642
Cheng Loong Corp.	2,548,920	1,628
China Steel Chemical Corp.	398,853	1,624
Grand Pacific Petrochemical	2,348,928	1,590
Mitac Holdings Corp.	1,934,610	1,573
Global Unichip Corp.	228,649	1,562
Elite Material Co. Ltd.	764,519	1,532
Tung Ho Steel Enterprise Corp.	2,256,150	1,531
Bizlink Holding Inc.	284,651	1,523
TTY Biopharm Co. Ltd.	575,987	1,506
Coretronic Corp.	1,091,000	1,501
Far Eastern Department Stores Ltd.	2,923,043	1,462
Elan Microelectronics Corp.	776,545	1,451
Tong Yang Industry Co. Ltd.	1,280,919	1,448
HannStar Display Corp.	6,512,810	1,437
Career Technology MFG. Co. Ltd.	1,034,066	1,434
* Mercuries Life Insurance Co. Ltd.	3,124,524	1,370
Wafer Works Corp.	1,319,552	1,345
eMemory Technology Inc.	181,000	1,343
Hung Sheng Construction Ltd.	1,575,720	1,340
Huaku Development Co. Ltd.	657,499	1,337
Shinkong Synthetic Fibers Corp.	3,942,416	1,335
ASPEED Technology Inc.	90,437	1,333
Genius Electronic Optical Co. Ltd.	201,732	1,310
Lung Yen Life Service Corp.	680,000	1,282
ASMedia Technology Inc.	92,000	1,274
Sunny Friend Environmental Technology Co. Ltd.	176,000	1,271
LandMark Optoelectronics Corp.	190,600	1,267
Chong Hong Construction Co. Ltd.	550,493	1,255
YFY Inc.	3,459,000	1,255
Clevo Co.	1,603,944	1,249
Chilisin Electronics Corp.	506,441	1,220
Tainan Spinning Co. Ltd.	3,089,674	1,215
Cleanaway Co. Ltd.	220,000	1,214
Gourmet Master Co. Ltd.	198,789	1,206
ChipMOS Technologies Inc.	1,724,495	1,193
Tong Hsing Electronic Industries Ltd.	398,961	1,192
Taiwan Hon Chuan Enterprise Co. Ltd.	767,401	1,184
China Bills Finance Corp.	2,732,800	1,168
Getac Technology Corp.	975,000	1,149
Jih Sun Financial Holdings Co. Ltd.	3,941,008	1,145
Long Chen Paper Co. Ltd.	2,223,350	1,137
* United Renewable Energy Co. Ltd.	5,090,228	1,134
Sanyang Motor Co. Ltd.	1,764,037	1,130
Holy Stone Enterprise Co. Ltd.	357,769	1,129
Cub Elecparts Inc.	183,069	1,108
Center Laboratories Inc.	596,997	1,106
Ardentec Corp.	1,266,851	1,105
Primax Electronics Ltd.	806,000	1,089

95

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* Asia Pacific Telecom Co. Ltd.	5,574,000	1,073
China Man-Made Fiber Corp.	3,349,487	1,065
* PChome Online Inc.	232,082	1,061
Yieh Phui Enterprise Co. Ltd.	3,354,697	1,042
Chin-Poon Industrial Co. Ltd.	931,072	1,041
Wisdom Marine Lines Co. Ltd.	1,087,098	1,039
Cathay Real Estate Development Co. Ltd.	1,722,000	1,024
* Radium Life Tech Co. Ltd.	2,070,265	1,022
Asia Optical Co. Inc.	566,000	1,020
Taiwan Styrene Monomer	1,366,579	1,018
ITEQ Corp.	791,261	1,016
Sercomm Corp.	632,000	1,011
Prince Housing & Development Corp.	3,088,183	1,009
Kinpo Electronics	3,359,196	1,007
Run Long Construction Co. Ltd.	576,000	1,003
Kinsus Interconnect Technology Corp.	763,282	1,002
* Ritek Corp.	3,106,239	996
President Securities Corp.	2,428,005	984
Greatek Electronics Inc.	787,000	982
Farglory Land Development Co. Ltd.	845,854	967
Yulon Finance Corp.	350,000	964
Everlight Electronics Co. Ltd.	1,109,725	956
SDI Corp.	437,000	951
Taiwan Paiho Ltd.	639,183	947
Chlitina Holding Ltd.	140,750	941
Lotes Co. Ltd.	165,000	927
USI Corp.	2,419,784	925
Taiwan Cogeneration Corp.	1,075,903	909
Goldsun Building Materials Co. Ltd.	3,426,591	905
Shin Zu Shing Co. Ltd.	362,000	890
Visual Photonics Epitaxy Co. Ltd.	490,455	886
Taiwan Surface Mounting Technology Corp.	803,530	878
United Integrated Services Co. Ltd.	490,000	877
Advanced Ceramic X Corp.	139,000	875
Topco Scientific Co. Ltd.	421,793	875
Charoen Pokphand Enterprise	643,000	872
UPC Technology Corp.	2,356,905	867
BES Engineering Corp.	3,819,468	867
* Taiwan TEA Corp.	1,705,293	863
Machvision Inc.	83,591	860
Sigurd Microelectronics Corp.	955,000	859
Taiwan Semiconductor Co. Ltd.	570,000	857
Mercuries & Associates Holding Ltd.	1,324,102	853
Systex Corp.	420,000	842
Ton Yi Industrial Corp.	1,967,000	840
Supreme Electronics Co. Ltd.	976,000	823
* Yang Ming Marine Transport Corp.	2,959,650	820
Aten International Co. Ltd.	325,260	816
* CMC Magnetics Corp.	4,507,369	806
China Metal Products	823,515	803
Kung Long Batteries Industrial Co. Ltd.	173,000	802
* AmTRAN Technology Co. Ltd.	2,096,692	801
Depo Auto Parts Ind Co. Ltd.	364,313	792
Lealea Enterprise Co. Ltd.	2,539,849	778
Wah Lee Industrial Corp.	487,883	765
Flytech Technology Co. Ltd.	336,845	758
Ennoconn Corp.	113,644	756
YungShin Global Holding Corp.	588,647	754
PharmaEngine Inc.	222,102	752
TXC Corp.	748,877	749
Pixart Imaging Inc.	281,920	747
Cheng Uei Precision Industry Co. Ltd.	1,081,000	746
Holtek Semiconductor Inc.	393,279	745
momo.com Inc.	123,000	742

96

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Hsin Kuang Steel Co. Ltd.	687,569	740
Formosa International Hotels Corp.	170,841	738
Ginko International Co. Ltd.	129,200	738
Pharmally International Holding Co. Ltd.	96,932	732
YC INOX Co. Ltd.	915,174	732
* Pan Jit International Inc.	1,003,000	725
Sinyi Realty Inc.	740,465	706
Xxentria Technology Materials Corp.	365,776	699
Sitronix Technology Corp.	269,282	698
Foxsemicon Integrated Technology Inc.	199,400	698
Test Rite International Co. Ltd.	946,725	687
A-DATA Technology Co. Ltd.	550,915	674
Pan-International Industrial Corp.	1,172,595	673
* Wei Chuan Foods Corp.	1,085,835	670
Namchow Holdings Co. Ltd.	473,000	668
Elite Semiconductor Memory Technology Inc.	691,000	665
Chung-Hsin Electric & Machinery Manufacturing Corp.	1,009,625	664
Zeng Hsing Industrial Co. Ltd.	143,000	664
Test Research Inc.	469,371	653
Chunghwa Precision Test Tech Co. Ltd.	48,000	650
Firich Enterprises Co. Ltd.	574,924	649
Unitech Printed Circuit Board Corp.	1,524,672	642
Elite Advanced Laser Corp.	366,607	641
China General Plastics Corp.	1,062,854	631
§ Syncmold Enterprise Corp.	300,750	631
Chaun-Choung Technology Corp.	186,000	626
Shin Kong Financial Holding Co. Ltd.	1,897,810	626
International Games System Co. Ltd.	138,213	615
Nan Liu Enterprise Co. Ltd.	121,000	614
Kinik Co.	353,000	605
Faraday Technology Corp.	572,000	595
Darfon Electronics Corp.	512,000	590
Soft-World International Corp.	275,520	590
FocalTech Systems Co. Ltd.	804,398	590
Sporton International Inc.	153,533	572
* D-Link Corp.	1,742,407	568
Rechi Precision Co. Ltd.	764,668	563
Egis Technology Inc.	178,000	561
OptoTech Corp.	1,081,772	554
AcBel Polytech Inc.	952,000	548
Darwin Precisions Corp.	1,095,000	545
Long Bon International Co. Ltd.	1,110,374	536
Gemtek Technology Corp.	896,115	533
Kindom Construction Corp.	964,000	531
Asia Vital Components Co. Ltd.	769,337	529
TA-I Technology Co. Ltd.	359,000	526
Hu Lane Associate Inc.	204,000	521
ScinoPharm Taiwan Ltd.	704,891	520
* Shining Building Business Co. Ltd.	1,633,312	519
Casetek Holdings Ltd.	365,953	518
* Microbio Co. Ltd.	948,562	513
Gloria Material Technology Corp.	943,023	510
Lite-On Semiconductor Corp.	624,977	506
* CSBC Corp. Taiwan	480,075	503
Wowprime Corp.	186,761	493
Evergreen International Storage & Transport Corp.	1,181,502	489
Concraft Holding Co. Ltd.	128,500	488
Posiflex Technology Inc.	159,822	488
Everlight Chemical Industrial Corp.	970,649	486
* Li Peng Enterprise Co. Ltd.	1,844,915	484
* Taiwan Land Development Corp.	1,822,969	472
Lextar Electronics Corp.	878,000	469
Alpha Networks Inc.	1,062,827	469
Sincere Navigation Corp.	899,000	464

97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Ho Tung Chemical Corp.	2,139,362	462
Taiwan PCB Techvest Co. Ltd.	579,102	453
IEI Integration Corp.	429,861	449
Sampo Corp.	1,186,311	444
Rich Development Co. Ltd.	1,556,000	441
Taiflex Scientific Co. Ltd.	445,594	435
Ta Ya Electric Wire & Cable	1,210,440	428
Dynapack International Technology Corp.	332,299	418
Nan Ya Printed Circuit Board Corp.	521,000	417
* Medigen Biotechnology Corp.	314,680	412
China Chemical & Pharmaceutical Co. Ltd.	690,000	408
KEE TAI Properties Co. Ltd.	1,074,740	407
* XinTec Inc.	378,000	404
Adlink Technology Inc.	355,254	403
Advanced Wireless Semiconductor Co.	318,000	398
Asia Polymer Corp.	892,659	393
Li Cheng Enterprise Co. Ltd.	307,365	392
* Federal Corp.	1,091,505	385
* Orient Semiconductor Electronics Ltd.	1,696,000	385
Altek Corp.	509,250	377
* Lotus Pharmaceutical Co. Ltd.	194,000	375
* Taigen Biopharmaceuticals Holdings Ltd.	717,723	374
Tyntek Corp.	746,250	368
Formosan Rubber Group Inc.	756,089	350
Brogent Technologies Inc.	76,327	348
Sunplus Technology Co. Ltd.	1,030,000	347
Senao International Co. Ltd.	309,000	344
* Cheng Mei Materials Technology Corp.	1,469,000	341
* Kuo Toong International Co. Ltd.	503,557	341
Chun Yuan Steel	1,052,676	341
Yeong Guan Energy Technology Group Co. Ltd.	250,000	339
Jentech Precision Industrial Co. Ltd.	181,698	338
Bank of Kaohsiung Co. Ltd.	1,175,429	334
L&K Engineering Co. Ltd.	404,000	332
Hong Pu Real Estate Development Co. Ltd.	517,195	331
Swancor Holding Co. Ltd.	171,000	326
Basso Industry Corp.	228,000	322
CyberTAN Technology Inc.	807,571	319
* Tong-Tai Machine & Tool Co. Ltd.	566,429	318
TYC Brother Industrial Co. Ltd.	426,710	316
* Ichia Technologies Inc.	703,000	315
* Gold Circuit Electronics Ltd.	941,280	312
Tung Thih Electronic Co. Ltd.	152,000	311
Concord Securities Co. Ltd.	1,332,806	311
Global Mixed Mode Technology Inc.	160,199	310
Taiyen Biotech Co. Ltd.	323,877	307
ITE Technology Inc.	312,418	307
Weltrend Semiconductor	401,754	300
* TWi Pharmaceuticals Inc.	151,000	299
* Motech Industries Inc.	1,418,059	298
Chung Hwa Pulp Corp.	1,013,135	298
Huang Hsiang Construction Corp.	363,051	292
Globe Union Industrial Corp.	591,675	280
* Silicon Integrated Systems Corp.	1,147,945	272
China Electric Manufacturing Corp.	938,000	266
* Etron Technology Inc.	960,947	266
Iron Force Industrial Co. Ltd.	133,000	264
Sonix Technology Co. Ltd.	305,000	261
Advanced International Multitech Co. Ltd.	256,000	261
Elitegroup Computer Systems Co. Ltd.	624,647	257
Quanta Storage Inc.	372,000	256
Vivotek Inc.	80,975	252
Global Brands Manufacture Ltd.	651,045	246
* Unizyx Holding Corp.	728,000	245

98

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Zinwell Corp.	432,099	241
	Johnson Health Tech Co. Ltd.	232,283	239
	Lingsen Precision Industries Ltd.	877,000	238
*	AGV Products Corp.	1,079,425	231
	CHC Healthcare Group	216,727	230
*	HannsTouch Solution Inc.	1,231,731	229
*	Gigastorage Corp.	987,800	225
	Infortrend Technology Inc.	634,885	222
	Gigasolar Materials Corp.	80,600	221
	Cyberlink Corp.	109,076	219
	Ability Enterprise Co. Ltd.	550,099	216
	Universal Cement Corp.	350,994	213
*	Green Energy Technology Inc.	608,746	199
	Toung Loong Textile Manufacturing	188,000	198
*	Phihong Technology Co. Ltd.	728,618	194
	Jess-Link Products Co. Ltd.	226,100	194
*	WUS Printed Circuit Co. Ltd.	407,550	191
*	Unity Opto Technology Co. Ltd.	701,000	189
*	ALI Corp.	624,358	187
*	Dynamic Electronics Co. Ltd.	768,468	182
	Nien Hsing Textile Co. Ltd.	240,611	178
	FSP Technology Inc.	307,428	170
*	Yulon Finance Corp. Prior Pfd.	101,955	165
	Sheng Yu Steel Co. Ltd.	244,000	154
	MIN AIK Technology Co. Ltd.	309,389	145
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	49,000	117
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	107
*	E-Ton Solar Tech Co. Ltd.	798,603	65
*,§	XPEC Entertainment Inc.	125,457	54
	Tsann Kuen Enterprise Co. Ltd.	66,295	42
*	G Tech Optoelectronics Corp.	69,168	23
	King's Town Construction Co. Ltd.	14,826	9
*	TWi Biotechnology Inc.	9,077	6
*	Taichung Commercial Bank Co. Ltd. Rights Exp. 11/26/2018	209,218	—
			348,887
Thailand (1.8%)
*	Digital Telecommunications Infrastructure Fund	12,860,392	5,740
*	Krungthai Card PCL	3,536,700	3,715
*	Kiatnakin Bank PCL	1,380,360	2,970
*	Muangthai Capital PCL	1,852,800	2,924
*	Bangchak Corp. PCL	2,833,600	2,820
*	BTS Rail Mass Transit Growth Infrastructure Fund	7,732,076	2,801
*	Tisco Financial Group PCL	1,146,550	2,728
*	Robinson PCL	1,265,800	2,501
*	KCE Electronics PCL	2,186,900	2,465
*	Jasmine Broadband Internet Infrastructure Fund	7,354,100	2,265
*	Thanachart Capital PCL	1,415,197	2,252
*	CH Karnchang PCL	2,816,400	2,168
*	WHA Corp. PCL	16,664,400	2,074
*	Siam Global House PCL	3,610,542	2,044
*	Srisawad Corp. PCL	1,370,813	1,844
	MBK PCL	2,498,300	1,839
*	Bangkok Land PCL	34,391,400	1,787
*	Supalai PCL	2,624,800	1,735
*	Bangkok Chain Hospital PCL	2,932,448	1,728
*	Quality Houses PCL	18,179,533	1,724
*	Global Power Synergy PCL	963,496	1,681
*,2	Star Petroleum Refining PCL	3,899,800	1,659
*	B Grimm Power PCL	1,940,300	1,643
*	Hana Microelectronics PCL	1,479,236	1,620
*	Amata Corp. PCL	2,141,500	1,560
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	2,670,700	1,539
*	Sino-Thai Engineering & Construction PCL	1,900,916	1,425
*	Esso Thailand PCL	3,240,600	1,416

99

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	TOA Paint Thailand PCL	1,379,500	1,407
*	Jasmine International PCL	8,960,188	1,395
*	CK Power PCL	8,897,000	1,343
*	TPI Polene PCL	24,607,700	1,339
*	Central Plaza Hotel PCL	1,066,400	1,298
*	Sansiri PCL (Local)	26,648,600	1,263
*	TPI Polene Power PCL	6,767,500	1,226
*	Banpu Power PCL	1,681,000	1,213
*	Chularat Hospital PCL	15,266,860	1,173
*	Sri Trang Agro-Industry PCL	2,126,569	1,152
^	Tisco Financial Group PCL NVDR	483,550	1,150
*	Major Cineplex Group PCL	1,552,544	1,107
*	IMPACT Growth REIT	1,867,500	1,066
*	Beauty Community PCL	3,262,300	986
*	Thai Vegetable Oil PCL	1,154,000	984
	Thanachart Capital PCL NVDR	615,700	981
*	Vibhavadi Medical Center PCL	14,273,600	974
*	Pruksa Holding PCL	1,551,000	945
*	Carabao Group PCL	678,800	929
*	Origin Property PCL	3,305,850	920
*	VGI Global Media PCL	4,006,724	913
*	BCPG PCL	1,592,900	901
*	U City PCL	977,644,875	885
*	MK Restaurants Group PCL	423,500	859
^	Central Plaza Hotel PCL NVDR	670,400	816
*	Tipco Asphalt PCL	1,822,700	803
	Asian Property Development PCL (Foreign)	3,129,356	776
*	Super Energy Corp. PCL	35,518,900	751
*	Bangkok Airways PCL	1,935,300	685
*	Workpoint Entertainment PCL	705,600	672
*	Gunkul Engineering PCL	7,141,103	669
*	TTW PCL	1,751,700	650
*	Thoresen Thai Agencies PCL	3,100,816	629
*	Italian-Thai Development PCL	7,299,808	604
*	Taokaenoi Food & Marketing PCL	1,538,300	601
*	GFPT PCL	1,372,900	594
*,^	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	569
^	VGI Global Media PCL (Foreign)	2,424,088	553
*	SPCG PCL	895,100	546
	Unique Engineering & Construction PCL	1,408,900	537
^	AP Thailand PCL NVDR	2,127,300	528
	Thanachart Capital PCL	311,700	496
*	BEC World PCL	2,650,900	489
*	Thaifoods Group PCL	4,121,400	485
	Kiatnakin Bank PCL ( Foreign)	210,900	454
*	Thaicom PCL	1,740,640	450
^	TTW PCL (Foreign)	1,201,300	446
*	Univentures PCL	1,975,588	440
*,^	Sino-Thai Engineering & Construction PCL NVDR	565,500	424
^	VGI Global Media PCL NVDR	1,808,900	412
*,§	Inter Far East Energy Corp.	3,992,800	373
*	PTG Energy PCL	1,130,007	358
^	Supalai PCL NVDR	518,650	343
^	WHA Corp. PCL (Foreign)	2,705,692	337
*	AP Thailand PCL	1,301,400	323
^	Central Plaza Hotel PCL (Foreign)	240,490	293
^	LPN Development PCL (Foreign)	1,029,500	291
*,§	Pruksa Real Estate PCL	701,890	284
*	Cal-Comp Electronics Thailand PCL	4,594,416	269
*,^	Precious Shipping PCL	766,900	267
*	Group Lease PCL	1,195,500	251
^	LPN Development PCL NVDR	859,200	243
*,^	Precious Shipping PCL NVDR	686,000	239
	Supalai PCL (Foreign)	312,250	206

100

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*,^	Italian-Thai Development PCL NVDR	2,448,500	203
*	LPN Development PCL	685,211	194
	TTW PCL NVDR	490,400	182
*	Samart Corp. PCL	744,921	161
^	Sri Trang Agro-Industry PCL (Foreign)	286,554	155
*,§	Pruksa Real Estate PCL (Foreign)	361,400	146
	Hana Microelectronics PCL (Foreign)	129,010	141
*,^	Group Lease PCL NVDR	640,878	135
^	Samart Corp. PCL (Foreign)	560,900	121
^	Thoresen Thai Agencies PCL (Foreign)	356,525	72
	Cal-Comp Electronics Thailand PCL ( Foreign)	686,500	40
	Quality Houses PCL (Foreign)	397,857	38
*,^	Italian-Thai Development PCL (Foreign)	382,402	32
*	Dynasty Ceramic PCL Warrants Exp. 05/03/2021	1,109,920	30
*	CK Power PCL Foreign Line Warrants Exp. 05/28/2020	1,015,920	17
*	VGI Global Media PCL (F)Warrants Exp. 12/31/2022	1,248,361	15
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	5,115,280	11
*	VGI Global Media PCL (NVDR) Warrants Exp. 12/31/2022	696,280	8
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	765,646	7
*	Srisawad Power 1979 PCL Warrants Exp. 05/29/2020	22,388	6
*	Samart Corp. PCL Warrants Exp. 05/08/2021	369,640	6
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	237,080	5
*	TICON Industrial Connection PCL	3,402	2
*	Italian-Thai Development PCL Warrants Exp. 05/13/2019	407,302	1
*	G J Steel PCL Warrants Exp. 02/07/2020	1,627,035	1
*	Thoresen Thai Agencies PCL Exp. 02/28/2019	166,980	1
			109,962
Turkey (0.2%)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	2,204,116	1,208
	Trakya Cam Sanayii AS	1,147,570	672
2	Mavi Giyim Sanayi Ve Ticaret AS Class B	102,272	616
	AG Anadolu Grubu Holding AS	262,993	536
*,2	MLP Saglik Hizmetleri AS	205,614	489
*	Dogan Sirketler Grubu Holding AS	2,273,820	444
	Aygaz AS	188,360	410
	Turkiye Sinai Kalkinma Bankasi AS	3,174,050	404
*	Koza Anadolu Metal Madencilik Isletmeleri AS	441,109	399
*	Aksa Enerji Uretim AS Class B	575,312	392
	Otokar Otomotiv Ve Savunma Sanayi AS	29,651	379
*	Migros Ticaret AS	129,881	340
*	Sasa Polyester Sanayi AS	226,112	336
	Anadolu Cam Sanayii AS	608,016	329
*	Pegasus Hava Tasimaciligi AS	88,411	318
	EGE Endustri VE Ticaret AS	4,172	294
	Is Gayrimenkul Yatirim Ortakligi AS	1,506,576	235
	Turk Traktor ve Ziraat Makineleri AS	36,094	235
	Aksa Akrilik Kimya Sanayii AS	144,363	234
*	Vestel Elektronik Sanayi ve Ticaret AS	182,197	217
	Alarko Holding AS	606,523	214
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	393,642	209
*	NET Holding AS	517,820	206
*	Logo Yazilim Sanayi Ve Ticaret AS	35,364	201
*	Bera Holding AS	689,705	199
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	502,816	193
*	Zorlu Enerji Elektrik Uretim AS	970,837	193
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	257,764	178
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	219,903	172
	Tat Gida Sanayi AS	247,709	168
	Cimsa Cimento Sanayi VE Ticaret AS	120,430	162
	Aksigorta AS	254,666	156
	Albaraka Turk Katilim Bankasi AS	619,418	146
*	Sekerbank Turk AS	786,775	130
	Akcansa Cimento AS	88,673	120
*	Gubre Fabrikalari TAS	175,550	93

101

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	85,686	92
	Torunlar Gayrimenkul Yatirim Ortakligi AS	328,962	91
*	Afyon Cimento Sanayi TAS	110,775	89
	Adana Cimento Sanayii TAS Class A	84,005	84
*	Bizim Toptan Satis Magazalari AS	66,076	79
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	249,889	76
	Dogus Otomotiv Servis ve Ticaret AS	70,079	63
	Konya Cimento Sanayii AS	1,789	57
*	Vakif Gayrimenkul Yatirim Ortakligi AS	197,644	56
	Turcas Petrol AS	214,174	53
*	Akenerji Elektrik Uretim AS	396,854	42
	Anadolu Hayat Emeklilik AS	10,206	11
*,§	Asya Katilim Bankasi AS	975,452	—
			12,020
United Arab Emirates (0.0%)
	Amanat Holdings PJSC	3,311,694	1,058
*	Eshraq Properties Co. PJSC	3,298,894	540
	RAK Properties PJSC	2,159,459	327
	National Central Cooling Co. PJSC	498,310	231
*	Amlak Finance PJSC	1,349,016	210
*	Drake & Scull International PJSC	1,238,097	133
			2,499
United Kingdom (10.7%)
*	Tullow Oil plc	3,728,740	10,698
	SSP Group plc	1,235,309	10,532
	Beazley plc	1,401,526	9,410
	Electrocomponents plc	1,183,665	9,372
	Intermediate Capital Group plc	753,062	9,146
	Rotork plc	2,353,028	9,010
	HomeServe plc	734,048	8,911
	BBA Aviation plc	2,772,176	8,501
	Spectris plc	308,813	8,449
	Man Group plc	4,201,422	8,336
	Dechra Pharmaceuticals plc	269,223	7,866
	Jardine Lloyd Thompson Group plc	325,293	7,839
	Hays plc	3,635,318	7,613
	IG Group Holdings plc	981,408	7,577
	UNITE Group plc	689,882	7,512
	Close Brothers Group plc	398,904	7,492
	Victrex plc	221,100	7,479
*	BTG plc	1,043,672	7,352
	Britvic plc	715,156	7,220
	Aggreko plc	652,803	7,154
	Tritax Big Box REIT plc	3,918,540	7,154
	WH Smith plc	285,994	7,109
	Shaftesbury plc	610,212	6,988
*	Metro Bank plc	244,276	6,932
	Great Portland Estates plc	759,742	6,760
	Daily Mail & General Trust plc	720,234	6,430
	Balfour Beatty plc	1,862,110	6,256
	National Express Group plc	1,120,276	5,724
	TP ICAP plc	1,528,778	5,664
	Drax Group plc	1,085,375	5,560
	Pagegroup plc	859,540	5,510
	Grafton Group plc	589,825	5,449
	UDG Healthcare plc	674,758	5,442
	IWG plc	1,847,102	5,421
	BCA Marketplace plc	2,062,688	5,303
2	John Laing Group plc	1,319,511	5,251
	Moneysupermarket.com Group plc	1,392,036	5,218
	QinetiQ Group plc	1,469,909	5,207
	Bodycote plc	508,052	5,159
	Petrofac Ltd.	701,069	5,155
	Ascential plc	1,064,332	5,120

102

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Greene King plc	818,232	5,036
	Entertainment One Ltd.	960,696	5,022
	Diploma plc	299,319	5,019
2	Sophos Group plc	888,161	4,974
	Cranswick plc	134,709	4,973
	Playtech plc	796,771	4,872
	Jupiter Fund Management plc	1,123,134	4,834
*	Indivior plc	1,959,812	4,717
	Genus plc	166,761	4,711
	Domino's Pizza Group plc	1,287,942	4,660
	Greencore Group plc	1,913,623	4,631
2	Countryside Properties plc	1,197,886	4,579
	Saga plc	2,984,184	4,544
	Bovis Homes Group plc	364,228	4,502
*	Provident Financial plc	676,550	4,410
	Redrow plc	651,667	4,400
	Workspace Group plc	358,838	4,398
	Big Yellow Group plc	393,948	4,337
	Rathbone Brothers plc	144,491	4,251
	Assura plc	6,261,363	4,182
	Lancashire Holdings Ltd.	544,053	4,102
	Synthomer plc	722,145	4,096
	Elementis plc	1,564,566	4,088
	Vesuvius plc	575,759	3,995
	LondonMetric Property plc	1,732,338	3,989
	Greggs plc	267,841	3,972
	Senior plc	1,133,375	3,948
*	Cairn Energy plc	1,569,684	3,942
	Coats Group plc	3,815,756	3,916
	Grainger plc	1,113,539	3,847
	Paragon Banking Group plc	697,314	3,790
	Safestore Holdings plc	551,131	3,763
	Centamin plc	2,920,453	3,709
	Ultra Electronics Holdings plc	197,874	3,637
*,^	Sirius Minerals plc	12,202,185	3,586
*	Firstgroup plc	3,278,131	3,564
*	Serco Group plc	2,894,303	3,552
	Essentra plc	708,447	3,453
	Savills plc	356,927	3,303
	Galliford Try plc	292,560	3,260
	Hunting plc	377,128	3,236
	Games Workshop Group plc	81,493	3,201
	Rhi Magnesita NV (London Shares)	65,860	3,192
*,2	Wizz Air Holdings plc	96,509	3,165
	OneSavings Bank plc	652,791	3,110
	Brewin Dolphin Holdings plc	733,118	3,080
	J D Wetherspoon plc	189,589	2,993
2	Ibstock plc	1,042,649	2,989
	Marshalls plc	535,818	2,949
	Crest Nicholson Holdings plc	674,669	2,935
	Kier Group plc	253,947	2,843
	Just Group plc	2,503,624	2,838
*	Premier Oil plc	2,062,425	2,829
^	TalkTalk Telecom Group plc	1,813,434	2,773
	Softcat plc	334,084	2,756
	esure Group plc	772,918	2,750
	Computacenter plc	192,749	2,705
	Morgan Advanced Materials plc	761,522	2,681
	Hill & Smith Holdings plc	211,068	2,669
	Primary Health Properties plc	1,907,420	2,662
*	EI Group plc	1,225,767	2,603
	NewRiver REIT plc	806,733	2,601
	Sanne Group plc	361,012	2,582
	Dairy Crest Group plc	408,723	2,494

103

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
2 McCarthy & Stone plc	1,443,460	2,492
F&C Commercial Property Trust Ltd.	1,428,252	2,456
2 Equiniti Group plc	878,333	2,416
Telecom Plus plc	152,220	2,375
SIG plc	1,658,374	2,375
Polypipe Group plc	495,004	2,343
Go-Ahead Group plc	117,165	2,303
Stagecoach Group plc	1,157,258	2,263
Stobart Group Ltd.	830,589	2,253
St. Modwen Properties plc	462,047	2,206
Marston's plc	1,723,393	2,186
AA plc	1,687,879	2,157
AG Barr plc	220,675	2,154
* Sports Direct International plc	513,310	2,140
Ferrexpo plc	802,691	2,137
Thomas Cook Group plc	3,699,217	2,128
Halfords Group plc	536,747	2,110
Card Factory plc	869,819	2,048
Dunelm Group plc	268,419	2,046
Bank of Georgia Group plc	102,353	2,042
TBC Bank Group plc	91,821	1,981
2 Hastings Group Holdings plc	830,487	1,963
UK Commercial Property REIT Ltd.	1,742,575	1,953
Mitchells & Butlers plc	571,628	1,895
Mitie Group plc	1,007,454	1,871
Superdry plc	180,258	1,860
Pets at Home Group plc	1,322,978	1,858
* Bank of Cyprus Holdings plc	919,524	1,824
NCC Group plc	726,494	1,820
* IntegraFin Holdings plc	523,182	1,806
Ted Baker plc	76,533	1,791
Chemring Group plc	755,935	1,762
Chesnara plc	390,318	1,715
Restaurant Group plc	547,867	1,683
Northgate plc	345,544	1,664
Dignity plc	128,485	1,636
De La Rue plc	265,131	1,626
888 Holdings plc	679,119	1,606
Keller Group plc	192,905	1,595
KCOM Group plc	1,341,665	1,580
Picton Property Income Ltd.	1,422,435	1,577
* Vectura Group plc	1,719,276	1,562
2 Charter Court Financial Services Group plc	386,716	1,433
Hochschild Mining plc	711,149	1,432
* Georgia Capital plc	94,548	1,413
Redefine International plc	3,277,473	1,380
PZ Cussons plc	492,376	1,374
ITE Group plc	1,877,802	1,364
International Personal Finance plc	569,218	1,297
Hansteen Holdings plc	1,049,632	1,291
* AO World plc	707,939	1,205
* Petra Diamonds Ltd.	2,346,006	1,175
2 Spire Healthcare Group plc	780,251	1,171
RPS Group plc	579,036	1,158
Renewi plc	1,575,971	1,033
Lookers plc	833,079	1,018
Helical plc	254,873	1,009
Schroder REIT Ltd.	1,344,555	1,005
* Ophir Energy plc	1,756,162	925
Devro plc	429,464	901
Rank Group plc	438,649	896
Daejan Holdings plc	11,866	890
* Premier Foods plc	1,804,587	879
Gocompare.Com Group plc	805,717	855

104

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2018

					Market
					Value
				Shares	($000)
*	Acacia Mining plc			384,001	751
2	Bakkavor Group plc			371,405	711
	N Brown Group plc			393,215	684
*	Nostrum Oil & Gas plc			234,938	617
	Soco International plc			552,715	593
*	Allied Minds plc			604,221	457
2	CMC Markets plc			292,054	438
*,2	Alfa Financial Software Holdings plc			247,035	399
*,^,§	Afren plc			1,404,272	—
*,^,§	Carillion plc			961,048	—

					640,493

Total Common Stocks (Cost $6,434,866)					5,971,184

		Coupon

Temporary Cash Investments (7.1%)[1]
Money Market Fund (6.9%)
3,4	Vanguard Market Liquidity Fund	2.308%		4,141,041	414,104

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
5	United States Treasury Bill	2.280%—2.298%	2/21/19	15,000	14,892

Total Temporary Cash Investments (Cost $428,988)					428,996

Total Investments (106.4%) (Cost $6,863,854)					6,400,180
Other Assets and Liabilities—Net (-6.4%)[3,6]					(384,378)
Net Assets (100%)					6,015,802

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $375,389,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 6.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $239,851,000, representing 4.0% of net assets.
3 Includes $416,732,000 of collateral received for securities on loan, of which $401,898,000 is held in Vanguard Market Liquidity Fund and
$14,834,000 is held in cash.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $3,574,000 have been segregated as initial margin for open futures contracts.
6 Cash of $1,330,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

105

© 2018 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA7700 122018

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)

Common Stocks (98.6%)[1]
Brazil (8.8%)
Vale SA	36,199,877	551,631
Petroleo Brasileiro SA	49,861,622	406,235
Itau Unibanco Holding SA Preference Shares	25,688,061	339,953
Banco Bradesco SA Preference Shares	31,994,923	294,888
Vale SA Class B ADR	17,759,584	268,170
Ambev SA	58,601,259	257,301
Itau Unibanco Holding SA ADR	19,422,681	255,797
Petroleo Brasileiro SA Preference Shares	29,505,386	218,981
B3 SA - Brasil Bolsa Balcao	30,444,855	217,118
Itausa - Investimentos Itau SA Preference Shares	66,967,855	202,262
^ Petroleo Brasileiro SA ADR	13,191,415	195,497
Banco do Brasil SA	16,033,443	184,181
Banco Bradesco SA ADR	18,885,201	173,177
Lojas Renner SA	11,188,829	113,046
Banco Bradesco SA	13,502,281	109,752
Ultrapar Participacoes SA	6,613,173	78,633
* Rumo SA	17,453,442	78,087
BB Seguridade Participacoes SA	10,398,436	73,989
Suzano Papel e Celulose SA	7,213,515	73,366
Kroton Educacional SA	23,068,902	70,790
Fibria Celulose SA	3,445,834	66,528
Telefonica Brasil SA Preference Shares	5,718,956	66,418
Lojas Americanas SA Preference Shares	12,271,458	61,992
Cielo SA	17,253,188	61,196
Localiza Rent a Car SA	7,826,374	60,462
Raia Drogasil SA	3,531,397	59,611
^ Banco Santander Brasil SA ADR	5,232,885	59,289
Klabin SA	11,057,565	55,474
WEG SA	11,327,706	54,789
Magazine Luiza SA	1,169,131	53,029
Equatorial Energia SA	2,814,206	51,414
CCR SA	17,240,466	50,820
Gerdau SA Preference Shares	11,606,862	50,713
Hypera SA	6,168,727	49,363
* BRF SA	7,770,014	45,724
JBS SA	15,199,770	41,864
Embraer SA	7,251,482	40,783
* BR Malls Participacoes SA	11,893,869	40,589
Cia Energetica de Minas Gerais Preference Shares	11,733,745	34,777
Ambev SA ADR	7,793,173	33,744
Itau Unibanco Holding SA	2,927,395	33,345
Bradespar SA Preference Shares	3,586,219	33,304
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,551,216	32,604
Petrobras Distribuidora SA	4,918,493	31,693
Multiplan Empreendimentos Imobiliarios SA	4,469,385	27,622
TIM Participacoes SA	8,436,750	26,275
Engie Brasil Energia SA	2,432,051	26,010
Natura Cosmeticos SA	2,922,640	25,594
Estacio Participacoes SA	4,107,096	25,527
CVC Brasil Operadora e Agencia de Viagens SA	1,649,100	25,081
Sul America SA	3,626,721	24,168
Braskem SA Preference Shares	1,682,178	23,573
* Centrais Eletricas Brasileiras SA Preference Shares	3,297,751	23,571
* Centrais Eletricas Brasileiras SA	3,710,374	23,430
* B2W Cia Digital	2,478,392	22,976
Embraer SA ADR	1,007,849	22,445
Porto Seguro SA	1,513,198	22,111
Metalurgica Gerdau SA Preference Shares Class A	10,298,712	21,973
IRB Brasil Resseguros S/A	1,115,100	21,712
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,908,322	21,580
Cosan SA	2,411,727	20,900

1

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Azul SA Prior Preference Shares.	2,473,643	20,333
	Atacadao Distribuicao Comercio e Industria Ltda	4,920,547	20,150
	Cia de Saneamento Basico do Estado de Sao Paulo	2,604,986	19,564
	Banco BTG Pactual SA	3,570,233	18,966
	Cia Brasileira de Distribuicao ADR	872,038	18,234
^	Gerdau SA ADR	4,162,648	18,107
	EDP - Energias do Brasil SA	4,797,050	18,046
	Energisa SA	1,945,878	18,039
	Transmissora Alianca de Energia Eletrica SA	2,894,886	17,316
	Fleury SA	3,090,566	17,315
	Braskem SA ADR	607,575	16,927
	M Dias Branco SA	1,412,413	16,878
	Usinas Siderurgicas de Minas Gerais SA Preference Shares	6,081,523	16,799
	Cia Energetica de Sao Paulo Preference Shares	3,061,805	16,331
	TOTVS SA	2,347,212	15,831
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,031,552	15,816
	Odontoprev SA	4,261,386	15,138
	Cia de Saneamento de Minas Gerais-COPASA	1,071,717	14,773
	Duratex SA	4,706,449	14,531
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,711,500	14,470
	MRV Engenharia e Participacoes SA	4,251,733	14,441
	Qualicorp Consultoria e Corretora de Seguros SA	3,711,164	14,360
	TIM Participacoes SA ADR	909,441	14,069
	Linx SA	2,040,594	14,059
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	796,367	13,984
	Cia de Saneamento do Parana	957,655	13,291
	Iguatemi Empresa de Shopping Centers SA	1,238,422	12,932
	Cia Siderurgica Nacional SA	5,027,948	12,930
	Sao Martinho SA	2,457,586	12,811
	Cia Hering	2,003,977	12,197
	Banco Santander Brasil SA	1,055,500	11,969
^	Cia Paranaense de Energia ADR	1,596,693	11,193
	Cia Siderurgica Nacional SA ADR	4,267,207	10,753
	SLC Agricola SA	698,515	10,714
	Lojas Americanas SA	2,792,418	10,505
	Arezzo Industria e Comercio SA	749,584	9,547
	Via Varejo SA	2,081,465	9,436
	EcoRodovias Infraestrutura e Logistica SA	3,627,426	9,211
*	Centrais Eletricas Brasileiras SA ADR	1,270,754	8,946
	Iochpe Maxion SA	1,715,546	8,934
	Alupar Investimento SA	1,871,734	8,802
	Smiles Fidelidade SA	878,180	8,790
	Marcopolo SA Preference Shares	8,205,090	8,665
	Alpargatas SA Preference Shares	2,065,521	8,431
	AES Tiete Energia SA	2,901,452	8,030
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,616,802	7,994
	Telefonica Brasil SA ADR	686,650	7,965
^	Cia Energetica de Minas Gerais ADR	2,573,115	7,462
	Light SA	1,611,589	7,219
	Aliansce Shopping Centers SA	1,481,194	6,973
*	Dommo Energia SA	16,406,451	6,701
	Grendene SA	3,408,931	6,678
	Multiplus SA	863,076	5,854
	Guararapes Confeccoes SA	162,220	5,797
	Randon Participacoes SA Preference Shares	2,680,812	5,720
*	Marfrig Global Foods SA	3,152,873	5,431
	Cia de Locacao das Americas	619,800	5,115
	Ez Tec Empreendimentos e Participacoes SA	781,180	5,034
	Unipar Carbocloro SA Preference Shares	420,768	4,794
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,118,798	4,582
*	Magnesita Refratarios SA	301,369	4,543
^,*	BRF SA ADR	752,438	4,454
	Cia Energetica de Minas Gerais	1,456,951	4,338
	BR Properties SA	1,995,079	4,187

2

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* BK Brasil Operacao e Assessoria a Restaurantes SA	964,600	4,168
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	279,918	4,069
Camil Alimentos SA	1,836,600	4,057
* Construtora Tenda SA	526,699	4,038
Tupy SA	834,592	3,925
QGEP Participacoes SA	951,730	3,069
* Even Construtora e Incorporadora SA	2,332,600	3,002
Fibria Celulose SA ADR	151,224	2,905
2 Ser Educacional SA	633,028	2,652
* Minerva SA	1,680,039	2,478
Movida Participacoes SA	1,140,170	2,417
* Centrais Eletricas Brasileiras SA ADR (XNYS)	369,747	2,304
* Alliar Medicos A Frente SA	690,000	2,221
Wiz Solucoes e Corretagem de Seguros SA	1,069,619	2,170
Mahle-Metal Leve SA	362,173	2,090
Cia Paranaense de Energia Preference Shares	263,705	1,859
Direcional Engenharia SA	940,943	1,805
Anima Holding SA	366,826	1,641
Dimed SA Distribuidora da Medicamentos	19,600	1,606
Sonae Sierra Brasil SA	250,510	1,545
Santos Brasil Participacoes SA	1,412,222	1,355
Instituto Hermes Pardini SA	146,560	600
Gerdau SA	71,400	249
* Minerva SA Rights Exp. 11/14/2018	1,243,811	30
* Iochpe Maxion SA Warrants Exp. 04/01/2019	42,859	9
		6,526,596
Chile (1.3%)
Empresas COPEC SA	6,840,902	95,888
SACI Falabella	10,702,468	80,731
Banco de Chile	458,702,132	63,539
Empresas CMPC SA	17,631,730	60,360
Cencosud SA	21,115,825	43,952
Banco de Credito e Inversiones SA	671,913	42,245
Latam Airlines Group SA	4,581,361	41,665
Banco Santander Chile ADR	1,356,416	39,960
Enel Americas SA	248,403,892	39,148
^ Sociedad Quimica y Minera de Chile SA ADR	834,850	36,575
Banco Santander Chile	479,904,527	35,220
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	727,061	31,398
Cia Cervecerias Unidas SA	2,455,411	30,523
Enel Americas SA ADR	3,679,040	28,991
Itau CorpBanca	2,973,674,424	27,558
Aguas Andinas SA Class A	50,536,453	26,285
Enel Chile SA	292,132,257	25,427
Colbun SA	117,947,342	22,129
Parque Arauco SA	9,313,868	21,129
Empresa Nacional de Telecomunicaciones SA	2,307,514	16,767
Embotelladora Andina SA Preference Shares	3,609,398	12,477
AES Gener SA	44,275,370	12,401
Vina Concha y Toro SA	6,457,454	12,160
CAP SA	1,223,001	11,902
Ripley Corp. SA	12,912,551	10,971
SONDA SA	6,104,807	8,697
Enel Chile SA ADR	1,803,817	7,756
Inversiones La Construccion SA	503,615	7,581
Inversiones Aguas Metropolitanas SA	5,130,801	7,076
Engie Energia Chile SA	3,739,359	6,220
* Cia Sud Americana de Vapores SA	206,009,107	6,174
Salfacorp SA	3,978,344	5,636
^ Latam Airlines Group SA ADR	395,326	3,645
Besalco SA	2,833,463	2,280
Forus SA	505,914	1,359
Multiexport Foods SA	2,207,817	1,145
* SMU SA	1,815,109	478

3

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Banco de Credito e Inversiones SA Rights Exp. 11/29/2018	51,406	167
*	SACI Falabella Rights Exp. 11/17/2018	311,153	31
			927,646
China (33.5%)
	Tencent Holdings Ltd.	87,503,024	2,997,789
*	Alibaba Group Holding Ltd. ADR	16,178,530	2,301,881
	China Construction Bank Corp.	1,373,646,794	1,090,053
	Industrial & Commercial Bank of China Ltd.	1,206,492,900	818,573
*	Baidu Inc. ADR	4,246,078	807,010
	China Mobile Ltd.	80,845,508	757,351
	Ping An Insurance Group Co. of China Ltd.	79,706,971	753,552
	Bank of China Ltd.	1,181,522,261	503,378
	CNOOC Ltd.	243,750,383	415,102
	China Petroleum & Chemical Corp.	399,782,266	325,653
*	JD.com Inc. ADR	12,162,388	286,059
	China Merchants Bank Co. Ltd.	66,774,104	257,840
	NetEase Inc. ADR	1,117,605	232,294
	PetroChina Co. Ltd.	319,990,827	230,081
	China Life Insurance Co. Ltd.	114,347,906	229,130
	Agricultural Bank of China Ltd.	479,210,976	210,939
*	Ctrip.com International Ltd. ADR	5,762,452	191,774
	China Overseas Land & Investment Ltd.	58,886,741	185,130
	China Pacific Insurance Group Co. Ltd.	43,054,237	160,739
	CSPC Pharmaceutical Group Ltd.	67,688,180	144,230
	Geely Automobile Holdings Ltd.	74,187,643	142,960
	China Resources Land Ltd.	41,734,325	141,947
*	TAL Education Group ADR	4,822,166	139,746
	China Shenhua Energy Co. Ltd.	54,753,964	123,878
	Shenzhou International Group Holdings Ltd.	11,149,533	123,610
	Country Garden Holdings Co. Ltd.	114,099,469	122,789
*	New Oriental Education & Technology Group Inc. ADR	2,078,352	121,604
	CITIC Ltd.	75,449,026	113,363
^	China Evergrande Group	45,291,057	108,598
	PICC Property & Casualty Co. Ltd.	104,286,207	101,370
	China Telecom Corp. Ltd.	212,397,743	100,492
	Bank of Communications Co. Ltd.	132,682,256	99,678
	Anhui Conch Cement Co. Ltd.	18,717,072	97,013
	ENN Energy Holdings Ltd.	11,354,207	96,881
	China Unicom Hong Kong Ltd.	91,197,981	95,388
*	58.com Inc. ADR	1,451,908	95,231
	Sunac China Holdings Ltd.	33,868,653	92,698
	Sino Biopharmaceutical Ltd.	99,653,963	89,947
	China Minsheng Banking Corp. Ltd.	121,732,158	89,887
	Hengan International Group Co. Ltd.	11,064,990	87,960
	Sunny Optical Technology Group Co. Ltd.	10,073,145	87,947
	China Resources Beer Holdings Co. Ltd.	24,648,084	85,889
	Guangdong Investment Ltd.	45,837,102	82,061
*,2	China Tower Corp. Ltd.	528,112,566	80,140
	ZTO Express Cayman Inc. ADR	4,938,456	80,102
	China Gas Holdings Ltd.	24,569,637	77,994
	China CITIC Bank Corp. Ltd.	124,579,598	77,219
	Sinopharm Group Co. Ltd.	15,878,025	76,919
	ANTA Sports Products Ltd.	18,455,405	76,194
	China Taiping Insurance Holdings Co. Ltd.	22,642,400	76,055
	China Vanke Co. Ltd.	24,355,000	75,206
	CITIC Securities Co. Ltd.	41,675,677	73,579
	China Conch Venture Holdings Ltd.	25,775,518	72,522
	Lenovo Group Ltd.	113,257,130	72,234
^	BYD Co. Ltd.	11,204,234	72,074
	New China Life Insurance Co. Ltd.	14,243,705	66,826
	China Communications Construction Co. Ltd.	72,443,670	66,424
*	BeiGene Ltd. ADR	501,215	63,123
	CRRC Corp. Ltd.	70,124,812	61,589
*	SINA Corp.	960,115	60,785

4

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
^	Autohome Inc. ADR	835,148	60,448
	Haitong Securities Co. Ltd.	59,604,610	60,051
	China Railway Group Ltd.	64,154,028	57,335
	Longfor Group Holdings Ltd.	23,150,601	56,260
2	Postal Savings Bank of China Co. Ltd.	92,011,010	55,051
*,2	Wuxi Biologics Cayman Inc.	7,581,624	54,246
2	People's Insurance Co. Group of China Ltd.	130,352,422	53,314
	China Resources Power Holdings Co. Ltd.	29,927,149	52,655
	Fosun International Ltd.	35,128,125	51,538
	Guangzhou Automobile Group Co. Ltd.	50,364,820	51,047
*	Momo Inc. ADR	1,489,471	50,002
	Kunlun Energy Co. Ltd.	43,409,541	49,391
^,*	Meituan Dianping Class B	7,532,989	48,703
	China Resources Gas Group Ltd.	12,525,208	48,009
^	Fullshare Holdings Ltd.	119,841,870	46,817
^,*,2	Xiaomi Corp. Class B	29,618,320	46,318
*	Alibaba Health Information Technology Ltd.	56,145,912	45,542
	China Everbright International Ltd.	56,810,055	45,448
	Beijing Enterprises Holdings Ltd.	8,294,767	44,974
^,*	Weibo Corp. ADR	757,532	44,702
	Dongfeng Motor Group Co. Ltd.	44,162,430	43,637
	Kweichow Moutai Co. Ltd. Class A	548,130	43,418
	China National Building Material Co. Ltd.	59,960,673	43,110
	Zhuzhou CRRC Times Electric Co. Ltd.	7,997,059	42,869
	China Railway Construction Corp. Ltd.	33,043,689	41,966
	China Longyuan Power Group Corp. Ltd.	53,820,493	40,958
2	CGN Power Co. Ltd.	177,249,514	40,764
	Haier Electronics Group Co. Ltd.	19,342,535	40,619
*	Huazhu Group Ltd. ADR	1,524,976	39,893
	Ping An Insurance Group Co. of China Ltd. Class A	4,319,011	39,681
	TravelSky Technology Ltd.	16,264,867	39,511
*	YY Inc. ADR	613,677	39,214
^,*	iQIYI Inc. ADR	1,900,616	37,328
	Shimao Property Holdings Ltd.	18,839,423	37,122
	Brilliance China Automotive Holdings Ltd.	42,209,099	37,027
	China Cinda Asset Management Co. Ltd.	150,433,276	36,929
	China Jinmao Holdings Group Ltd.	86,020,771	36,245
	Beijing Enterprises Water Group Ltd.	70,140,691	35,818
2	Huatai Securities Co. Ltd.	21,659,468	34,871
	China Merchants Port Holdings Co. Ltd.	20,231,337	34,461
	Zijin Mining Group Co. Ltd.	91,462,097	34,213
	Huaneng Power International Inc.	61,279,822	34,158
	Far East Horizon Ltd.	34,649,130	33,657
	Industrial & Commercial Bank of China Ltd. Class A	41,334,279	33,479
2	China Resources Pharmaceutical Group Ltd.	21,916,626	32,200
	China Communications Services Corp. Ltd.	39,554,821	32,054
*	Vipshop Holdings Ltd. ADR	6,342,221	30,823
^	Great Wall Motor Co. Ltd.	51,252,875	30,445
	China Resources Cement Holdings Ltd.	33,997,076	30,178
2	China Galaxy Securities Co. Ltd.	58,840,375	29,642
	Jiayuan International Group Ltd.	16,819,853	29,525
	Shanghai Pharmaceuticals Holding Co. Ltd.	13,317,326	29,491
	Yangzijiang Shipbuilding Holdings Ltd.	32,385,398	29,039
	COSCO SHIPPING Ports Ltd.	28,373,359	28,999
	Yanzhou Coal Mining Co. Ltd.	30,402,023	28,915
	Kingboard Holdings Ltd.	10,763,108	28,912
	GF Securities Co. Ltd. Class A	16,187,255	28,907
	Beijing Capital International Airport Co. Ltd.	26,104,447	28,340
	Jiangsu Expressway Co. Ltd.	21,043,006	28,229
	Shenzhen International Holdings Ltd.	14,564,504	27,903
	China Oriental Group Co. Ltd.	35,030,736	27,795
	China Oilfield Services Ltd.	29,568,348	27,588
	Weichai Power Co. Ltd.	27,861,294	27,544
2	China Huarong Asset Management Co. Ltd.	151,119,113	27,438

5

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
^,*	Alibaba Pictures Group Ltd.	197,089,250	27,234
	Kingdee International Software Group Co. Ltd.	33,045,154	27,099
	Kweichow Moutai Co. Ltd. Class A (XSHG)	337,161	26,707
	China Everbright Ltd.	14,839,100	26,314
	AviChina Industry & Technology Co. Ltd.	39,315,062	26,254
*	China Biologic Products Holdings Inc.	391,675	26,023
	Agricultural Bank of China Ltd. Class A (XSHG)	46,202,800	25,727
	Agile Group Holdings Ltd.	22,263,226	25,579
2	3SBio Inc.	17,463,586	25,531
	Chongqing Rural Commercial Bank Co. Ltd.	46,124,539	25,479
	Guangzhou R&F Properties Co. Ltd.	16,011,536	25,281
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	8,367,109	25,160
	Shanghai Pudong Development Bank Co. Ltd. Class A	15,675,875	24,756
	Sinopec Shanghai Petrochemical Co. Ltd.	55,418,131	24,353
	China Everbright Bank Co. Ltd.	54,397,956	24,281
	China Traditional Chinese Medicine Holdings Co. Ltd.	37,932,802	24,219
*	Li Ning Co. Ltd.	25,649,480	24,128
	Nine Dragons Paper Holdings Ltd.	24,679,910	23,636
	China Medical System Holdings Ltd.	19,734,584	23,572
	Industrial Bank Co. Ltd. Class A	10,091,665	23,429
2	Dali Foods Group Co. Ltd.	32,585,548	23,297
^,*	Pinduoduo Inc. ADR	1,317,400	23,252
	Midea Group Co. Ltd. Class A	4,332,991	23,196
	Air China Ltd.	28,642,808	23,157
	Shandong Weigao Group Medical Polymer Co. Ltd.	25,703,984	23,024
^	China Molybdenum Co. Ltd.	60,730,171	22,678
	China Merchants Bank Co. Ltd. Class A	5,285,593	22,042
	Jiangxi Copper Co. Ltd.	19,644,753	21,699
2	Sinopec Engineering Group Co. Ltd.	23,263,564	21,671
*	Aluminum Corp. of China Ltd.	59,198,237	21,551
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,723,998	21,113
	CIFI Holdings Group Co. Ltd.	50,227,897	21,073
	Lee & Man Paper Manufacturing Ltd.	24,310,227	20,872
	China State Construction International Holdings Ltd.	28,879,728	20,652
	Zhejiang Expressway Co. Ltd.	24,477,763	20,583
*	51job Inc. ADR	331,302	20,345
	China Yangtze Power Co. Ltd. Class A	8,999,991	20,189
^,2	Luye Pharma Group Ltd.	25,733,956	19,975
	Kingsoft Corp. Ltd.	13,815,478	19,615
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	5,555,769	19,431
*	China First Capital Group Ltd.	47,632,535	19,217
*	Gree Electric Appliances Inc. of Zhuhai Class A	3,497,200	19,213
^,2	China International Capital Corp. Ltd.	11,661,540	19,208
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,033,843	19,136
	Zhongsheng Group Holdings Ltd.	10,309,718	18,847
	Sino-Ocean Group Holding Ltd.	47,633,089	18,724
	Huaneng Renewables Corp. Ltd.	72,502,649	18,660
^,*	Genscript Biotech Corp.	12,067,400	18,655
^,*	GOME Retail Holdings Ltd.	186,481,708	18,625
	Haitian International Holdings Ltd.	9,244,180	18,155
	Tsingtao Brewery Co. Ltd.	4,586,736	18,138
^,2	Guotai Junan Securities Co. Ltd.	8,539,736	18,005
	Bank of China Ltd. Class A	33,432,100	17,882
	Ping An Bank Co. Ltd. Class A	11,357,604	17,859
	China Southern Airlines Co. Ltd.	32,479,638	17,704
	Chinasoft International Ltd.	29,373,155	17,309
*	Country Garden Services Holdings Co. Ltd.	13,233,331	17,253
2	Legend Holdings Corp.	6,341,914	17,249
^,*	COSCO SHIPPING Holdings Co. Ltd.	47,401,658	16,983
	SSY Group Ltd.	20,067,775	16,955
*	Huatai Securities Co. Ltd. Class A	7,039,997	16,884
	China Coal Energy Co. Ltd.	37,296,653	16,747
2	China Merchants Securities Co. Ltd.	14,651,997	16,639
	Yuexiu Property Co. Ltd.	103,763,662	16,466

6

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
^,*	GDS Holdings Ltd. ADR	694,500	16,300
^	China Reinsurance Group Corp.	84,949,940	16,280
	Shenzhen Investment Ltd.	56,427,262	16,241
2	China Railway Signal & Communication Corp. Ltd.	24,035,798	16,185
	Agricultural Bank of China Ltd. Class A	29,002,995	16,150
	China Eastern Airlines Corp. Ltd.	29,078,558	16,139
^	ZTE Corp.	10,382,239	15,891
^,*	BEST Inc. ADR	2,513,229	15,808
^	Angang Steel Co. Ltd.	18,407,733	15,741
	Wuliangye Yibin Co. Ltd. Class A	2,236,198	15,529
	KWG Group Holdings Ltd.	20,131,797	15,450
^	Yihai International Holding Ltd.	7,029,328	15,447
	China State Construction Engineering Corp. Ltd. Class A	19,942,133	15,444
	Shanghai Industrial Holdings Ltd.	7,271,518	15,314
	Logan Property Holdings Co. Ltd.	16,533,165	15,311
	Fuyao Glass Industry Group Co. Ltd. Class A	4,860,732	15,170
^,*,2	China Literature Ltd.	2,743,164	14,879
*	Health & Happiness H&H International Holdings Ltd.	2,606,701	14,875
^	Sinotruk Hong Kong Ltd.	10,222,967	14,782
	Maanshan Iron & Steel Co. Ltd.	27,276,033	14,689
	Jiangsu Hengrui Medicine Co. Ltd. Class A	1,628,486	14,458
	SAIC Motor Corp. Ltd. Class A	3,705,029	14,458
	BYD Electronic International Co. Ltd.	12,258,529	14,425
	Future Land Development Holdings Ltd.	24,765,509	14,286
*,2	Meitu Inc.	26,770,936	14,014
^	China Power International Development Ltd.	70,756,063	13,999
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	5,050,130	13,652
^	Zhaojin Mining Industry Co. Ltd.	15,428,167	13,647
	Shanghai Electric Group Co. Ltd.	41,229,315	13,419
*	21Vianet Group Inc. ADR	1,222,728	13,297
^,*	Baozun Inc. ADR	329,291	13,109
	Sihuan Pharmaceutical Holdings Group Ltd.	63,675,195	12,965
	Tong Ren Tang Technologies Co. Ltd.	8,949,132	12,817
2	BAIC Motor Corp. Ltd.	22,600,093	12,758
	Kingboard Laminates Holdings Ltd.	16,571,299	12,722
	Metallurgical Corp. of China Ltd.	52,034,885	12,647
	COSCO SHIPPING Energy Transportation Co. Ltd.	22,498,261	12,327
	Greatview Aseptic Packaging Co. Ltd.	18,505,219	12,314
	China Agri-Industries Holdings Ltd.	36,678,908	12,293
	China Petroleum & Chemical Corp. Class A	13,470,519	12,185
	Shenzhen Expressway Co. Ltd.	13,187,170	12,154
	China Water Affairs Group Ltd.	13,424,149	12,149
	Orient Securities Co. Ltd. Class A	9,084,322	12,049
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,281,825	11,980
	Sinotrans Ltd.	33,834,836	11,836
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	913,928	11,651
	Anhui Gujing Distillery Co. Ltd. Class B	2,189,234	11,372
^,*	GCL-Poly Energy Holdings Ltd.	190,417,171	11,315
*	HengTen Networks Group Ltd.	309,675,107	11,131
	Poly Developments and Holdings Group Co. Ltd. Class A	6,067,580	11,012
	Datang International Power Generation Co. Ltd.	48,084,046	10,753
	SOHO China Ltd.	31,577,030	10,735
^	China Zhongwang Holdings Ltd.	23,751,419	10,569
	Baoshan Iron & Steel Co. Ltd. Class A	9,505,794	10,492
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	3,328,294	10,387
2	Fu Shou Yuan International Group Ltd.	13,500,913	10,376
	China BlueChemical Ltd.	30,210,568	10,356
	Fufeng Group Ltd.	24,227,495	10,282
	China Vanke Co. Ltd. Class A	2,931,084	10,222
	China International Travel Service Corp. Ltd. Class A	1,316,282	10,192
	China Aoyuan Property Group Ltd.	17,268,071	10,137
^	BBMG Corp.	35,655,781	9,864
	Poly Property Group Co. Ltd.	32,808,038	9,832
	Chongqing Changan Automobile Co. Ltd. Class B	14,518,360	9,809

7

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Huadian Power International Corp. Ltd.	25,846,909	9,804
	Lao Feng Xiang Co. Ltd. Class B	3,104,906	9,691
	China Life Insurance Co. Ltd. Class A	3,029,098	9,536
	PetroChina Co. Ltd. Class A	7,896,690	9,394
^,*	China Maple Leaf Educational Systems Ltd.	21,330,538	9,258
	Hollysys Automation Technologies Ltd.	477,306	9,174
^,*	CAR Inc.	11,515,796	9,154
	China Everbright Bank Co. Ltd. Class A	15,838,703	9,137
	Bank of Ningbo Co. Ltd. Class A	3,591,770	9,108
	China Dongxiang Group Co. Ltd.	58,387,360	9,020
	Guangshen Railway Co. Ltd.	23,859,093	8,939
*	CSC Financial Co. Ltd. Class A	7,134,677	8,923
	BOE Technology Group Co. Ltd. Class B	27,278,943	8,780
2	Red Star Macalline Group Corp. Ltd.	9,902,064	8,760
	Tianneng Power International Ltd.	10,913,156	8,758
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	8,682
	Suning.com Co. Ltd. Class A	5,278,922	8,663
	Greentown China Holdings Ltd.	12,292,719	8,591
2	Hua Hong Semiconductor Ltd.	4,904,188	8,560
	China Pacific Insurance Group Co. Ltd. Class A	1,763,527	8,557
*,§,2	Tianhe Chemicals Group Ltd.	57,304,542	8,550
^,*	Bilibili Inc. ADR	628,928	8,491
	Yuexiu Transport Infrastructure Ltd.	10,540,501	8,448
^,*	Digital China Holdings Ltd.	17,453,894	8,377
2	Genertec Universal Medical Group Co. Ltd.	10,739,668	8,362
*	Sohu.com Ltd. ADR	459,708	8,307
	Qingdao Haier Co. Ltd. Class A	4,539,212	8,286
	Yanlord Land Group Ltd.	9,046,960	8,251
	China United Network Communications Ltd. Class A	10,505,024	8,201
	Bank of Communications Co. Ltd. Class A	9,488,573	8,187
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	2,563,592	8,165
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	918,780	8,159
	Xtep International Holdings Ltd.	14,833,291	8,138
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	8,061
	Huadian Fuxin Energy Corp. Ltd.	44,658,912	8,045
	Xinjiang Goldwind Science & Technology Co. Ltd.	10,766,780	8,040
	Hopson Development Holdings Ltd.	10,365,434	7,970
^,*	CMBC Capital Holdings Ltd.	218,873,412	7,839
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	7,770
	Guotai Junan Securities Co. Ltd. Class A	3,523,600	7,729
	Kaisa Group Holdings Ltd.	31,081,049	7,601
^	Skyworth Digital Holdings Ltd.	32,659,899	7,563
	Aier Eye Hospital Group Co. Ltd. Class A	1,927,527	7,520
	CRRC Corp. Ltd. Class A	6,160,753	7,518
	Shandong Chenming Paper Holdings Ltd. Class B	12,912,357	7,511
^,*	Bitauto Holdings Ltd. ADR	391,788	7,483
	Dongyue Group Ltd.	13,967,339	7,483
	Anhui Conch Cement Co. Ltd. Class A	1,581,661	7,470
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	7,468
	Powerlong Real Estate Holdings Ltd.	21,747,277	7,463
2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	2,167,782	7,430
	Focus Media Information Technology Co. Ltd. Class A	8,573,431	7,417
^	Tongda Group Holdings Ltd.	57,191,919	7,398
^	China Lesso Group Holdings Ltd.	13,876,317	7,330
	Industrial Bank Co. Ltd. Class A (XSHG)	3,135,301	7,279
	China Foods Ltd.	15,361,153	7,213
	Luxshare Precision Industry Co. Ltd. Class A	2,990,708	7,172
	SAIC Motor Corp. Ltd. Class A (XSHG)	1,835,265	7,162
	CIMC Enric Holdings Ltd.	9,281,019	7,134
	Lonking Holdings Ltd.	31,531,868	7,109
	Yuzhou Properties Co. Ltd.	19,844,926	7,085
	China Resources Medical Holdings Co. Ltd.	10,209,789	7,035
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	4,454,177	7,034
*	COSCO SHIPPING Development Co. Ltd.	68,646,529	7,023

8

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	China ZhengTong Auto Services Holdings Ltd.	14,629,764	7,021
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	21,874,132	7,017
	Beijing Jingneng Clean Energy Co. Ltd.	36,905,531	6,933
^	China Grand Pharmaceutical and Healthcare Holdings Ltd.	14,293,210	6,926
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,115,976	6,864
	Bank of Beijing Co. Ltd. Class A	7,834,785	6,847
^	China International Marine Containers Group Co. Ltd.	7,747,415	6,840
	Daqin Railway Co. Ltd. Class A	5,852,648	6,784
*	Ausnutria Dairy Corp. Ltd.	7,439,000	6,776
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,292,550	6,746
	Greentown Service Group Co. Ltd.	10,145,893	6,732
	Bosideng International Holdings Ltd.	47,783,764	6,726
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	8,653,960	6,701
*	Lifetech Scientific Corp.	30,783,059	6,684
§	Yunnan Baiyao Group Co. Ltd. Class A	663,692	6,683
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,615,592	6,674
	China CITIC Bank Corp. Ltd. Class A	7,774,118	6,620
	China Suntien Green Energy Corp. Ltd.	25,728,823	6,578
	Texhong Textile Group Ltd.	5,403,469	6,526
	China Railway Construction Corp. Ltd. Class A	3,990,577	6,330
	China Shenhua Energy Co. Ltd. Class A	2,183,415	6,324
	China Overseas Grand Oceans Group Ltd.	20,315,142	6,297
	Dazhong Transportation Group Co. Ltd. Class B	14,421,708	6,289
	Sinopec Kantons Holdings Ltd.	15,398,976	6,284
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	6,270
*	Tibet Water Resources Ltd.	22,154,590	6,268
^,*	Ronshine China Holdings Ltd.	5,547,308	6,259
^	NetDragon Websoft Holdings Ltd.	3,515,138	6,256
*	Skyfame Realty Holdings Ltd.	36,171,804	6,227
^,*	iKang Healthcare Group Inc. ADR	354,412	6,167
§	Wanda Film Holding Co. Ltd. Class A	1,241,314	6,151
^,*	China Education Group Holdings Ltd.	5,108,724	6,142
	Bank of Shanghai Co. Ltd. Class A	3,490,158	6,129
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	2,501,659	6,128
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,644,295	6,123
	China SCE Group Holdings Ltd.	17,841,301	6,099
^	China Yongda Automobiles Services Holdings Ltd.	11,343,652	6,087
	Huaxia Bank Co. Ltd. Class A	5,253,414	6,040
	New China Life Insurance Co. Ltd. Class A	885,186	5,970
	CSG Holding Co. Ltd. Class B	17,563,848	5,970
	Shanghai International Airport Co. Ltd. Class A	832,867	5,950
^,2	Zhou Hei Ya International Holdings Co. Ltd.	11,557,404	5,948
	Huadong Medicine Co. Ltd. Class A	1,152,039	5,931
	Times China Holdings Ltd.	6,733,094	5,900
^	PAX Global Technology Ltd.	11,960,436	5,896
	China Lilang Ltd.	7,048,865	5,812
	China Machinery Engineering Corp.	12,683,261	5,787
^	Sichuan Expressway Co. Ltd.	19,472,276	5,776
	China South City Holdings Ltd.	39,153,258	5,755
*	Noah Holdings Ltd. ADR	150,705	5,683
	Beijing Capital Land Ltd.	16,693,643	5,668
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	6,099,550	5,613
^	China High Speed Transmission Equipment Group Co. Ltd.	5,915,934	5,557
	Anhui Expressway Co. Ltd.	9,534,097	5,531
*,2	Qingdao Port International Co. Ltd.	9,434,915	5,526
	China Overseas Property Holdings Ltd.	23,261,311	5,487
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	2,499,568	5,483
	Sinotrans Shipping Ltd.	16,363,769	5,472
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	5,467
^,*	Beijing Gas Blue Sky Holdings Ltd.	83,902,573	5,466
*,§	SMI Holdings Group Ltd.	18,314,748	5,465
^,2	Ozner Water International Holding Ltd.	25,153,767	5,454
*	Contemporary Amperex Technology Co. Ltd. Class A	503,200	5,403
*	Fang Holdings Ltd. ADR	2,641,067	5,361

9

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
^,*,§	Hanergy Thin Film Power Group Ltd.	206,154,000	5,321
	Shaanxi Coal Industry Co. Ltd. Class A	4,300,834	5,294
	Zhenro Properties Group Ltd.	8,619,508	5,223
	China United Network Communications Ltd. Class A (XSHG)	6,641,000	5,185
	BOE Technology Group Co. Ltd. Class A	13,072,954	5,185
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	5,167
	China Merchants Securities Co. Ltd. Class A	2,704,874	5,147
	Wuxi Little Swan Co. Ltd. Class A	844,472	5,143
^,*,2	ZhongAn Online P&C Insurance Co. Ltd.	1,518,593	5,062
*	Aluminum Corp. of China Ltd. Class A	9,203,700	5,046
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	5,041
2	Cosmo Lady China Holdings Co. Ltd.	11,877,105	4,999
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	6,006,721	4,991
	Wuxi Little Swan Co. Ltd. Class B	1,048,505	4,973
^,*	Zhongyu Gas Holdings Ltd.	7,360,000	4,972
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	4,963
	Aisino Corp. Class A	1,461,426	4,954
*	Zai Lab Ltd. ADR	300,900	4,923
^,*,2	China Logistics Property Holdings Co. Ltd.	14,596,409	4,839
	Sany Heavy Equipment International Holdings Co. Ltd.	16,712,954	4,821
*,2	A-Living Services Co. Ltd.	3,941,663	4,801
	Landing International Development Ltd.	22,958,464	4,788
§	Shanghai RAAS Blood Products Co. Ltd. Class A	1,704,422	4,771
	China Oil & Gas Group Ltd.	69,087,003	4,761
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,777,408	4,760
	Kangmei Pharmaceutical Co. Ltd. Class A	2,672,018	4,741
	Future Land Holdings Co. Ltd. Class A	1,325,573	4,737
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	4,734
	China Shineway Pharmaceutical Group Ltd.	4,007,885	4,681
	TCL Electronics Holdings Ltd.	11,481,329	4,680
	Wens Foodstuffs Group Co. Ltd.	1,318,619	4,679
	Everbright Securities Co. Ltd. Class A	3,363,510	4,678
	Vinda International Holdings Ltd.	3,272,804	4,675
	West China Cement Ltd.	31,446,438	4,669
	Wasion Holdings Ltd.	9,458,867	4,640
	China Railway Group Ltd. Class A	4,332,414	4,611
	Dalian Port PDA Co. Ltd.	35,744,762	4,609
	Shenzhen Inovance Technology Co. Ltd. Class A	1,434,119	4,607
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,541,331	4,603
	East Money Information Co. Ltd. Class A	2,555,400	4,556
*	ZTE Corp. Class A	1,839,678	4,508
	Luzhou Laojiao Co. Ltd. Class A	820,599	4,501
	Chongqing Zhifei Biological Products Co. Ltd. Class A	871,236	4,498
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	4,481
	China Fortune Land Development Co. Ltd. Class A	1,319,438	4,451
	Muyuan Foodstuff Co. Ltd. Class A	1,352,534	4,448
	Songcheng Performance Development Co. Ltd. Class A	1,443,362	4,413
*,2	China Metal Resources Utilization Ltd.	7,657,587	4,398
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSEC)	1,255,976	4,393
^	Chaowei Power Holdings Ltd.	10,165,924	4,377
	Weichai Power Co. Ltd. Class A	4,072,000	4,370
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	4,364
2	China Yuhua Education Corp. Ltd.	10,797,676	4,354
	Guangdong Electric Power Development Co. Ltd. Class B	13,088,628	4,313
	Shandong Airlines Co. Ltd. Class B	2,960,917	4,280
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	4,270
	Harbin Electric Co. Ltd.	14,991,875	4,259
	China National Nuclear Power Co. Ltd. Class A	5,319,107	4,259
*,§	Coolpad Group Ltd.	46,294,028	4,250
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	4,223
^,*	Zhuguang Holdings Group Co. Ltd.	22,762,000	4,218
	Huaneng Power International Inc. Class A	4,530,197	4,204
	Central China Securities Co. Ltd.	17,488,324	4,203
^,2	Tian Ge Interactive Holdings Ltd.	7,962,476	4,199

10

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	4,195
	Power Construction Corp. of China Ltd. Class A	6,112,916	4,160
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	441,936	4,112
	Huaxin Cement Co. Ltd. Class B	1,992,230	4,076
	Shanghai Huayi Group Corp. Ltd. Class B	4,398,334	4,056
	Huayu Automotive Systems Co. Ltd. Class A	1,610,116	4,043
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,194,312	4,038
*	Consun Pharmaceutical Group Ltd.	5,794,000	4,033
	JNBY Design Ltd.	2,610,000	4,010
	SF Holding Co. Ltd. Class A	734,859	3,979
§	Kangde Xin Composite Material Group Co. Ltd. Class A	1,630,242	3,976
*	AVIC Shenyang Aircraft Co. Ltd. Class A	822,090	3,952
^	CITIC Resources Holdings Ltd.	47,925,718	3,922
	Xingda International Holdings Ltd.	14,487,093	3,911
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	3,863
	Dah Chong Hong Holdings Ltd.	11,320,570	3,839
	Shanghai Haixin Group Co. Class B	8,385,119	3,809
*	Hi Sun Technology China Ltd.	32,769,186	3,805
	Poly Real Estate Group Co. Ltd. Class A (XSHG)	2,095,452	3,803
*,2	Haichang Ocean Park Holdings Ltd.	23,096,362	3,778
	Livzon Pharmaceutical Group Inc. Class A	905,293	3,768
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	1,761,572	3,713
^,2	Redco Group	8,195,640	3,713
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	15,908,157	3,711
	Bank of Beijing Co. Ltd. Class A (XSHG)	4,245,408	3,710
	Greenland Holdings Corp. Ltd. Class A	4,164,281	3,697
^,*	Sinofert Holdings Ltd.	32,860,032	3,695
	Hangzhou Steam Turbine Co. Ltd. Class B	4,722,804	3,689
2	China Everbright Greentech Ltd.	5,091,814	3,672
	Tianqi Lithium Corp. Class A	872,836	3,672
	Sanan Optoelectronics Co. Ltd. Class A	1,800,942	3,659
	Huaxin Cement Co. Ltd. Class A	1,334,003	3,658
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	995,802	3,649
	Bank of Nanjing Co. Ltd. Class A	3,452,568	3,643
	Yonghui Superstores Co. Ltd. Class A	3,529,775	3,630
	Beijing North Star Co. Ltd.	13,727,813	3,630
§	Shandong Nanshan Aluminum Co. Ltd. Class A	9,539,913	3,625
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	519,852	3,610
^,*	Qudian Inc. ADR	861,953	3,594
	CITIC Securities Co. Ltd. Class A	1,449,600	3,580
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	3,554
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,088,291	3,551
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	661,594	3,518
*	Foxconn Industrial Internet Co. Ltd. Class A	1,979,200	3,502
	Shandong Gold Mining Co. Ltd. Class A	921,650	3,494
	China Minsheng Banking Corp. Ltd. Class A	3,800,438	3,491
^,*	Leyou Technologies Holdings Ltd.	15,295,789	3,490
*	Dongfang Electric Corp. Ltd.	6,490,017	3,485
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	14,881,780	3,485
	Beijing Shiji Information Technology Co. Ltd. Class A	821,807	3,463
	China Railway Group Ltd. Class A (XSHG)	3,248,829	3,458
	Dongjiang Environmental Co. Ltd. Class A	2,163,866	3,449
	Zhejiang Supor Co. Ltd. Class A	492,919	3,449
	Huangshan Tourism Development Co. Ltd. Class B	2,926,303	3,421
*	GCL System Integration Technology Co. Ltd. Class A	4,601,125	3,407
*,§	Beijing Xinwei Technology Group Co. Ltd. Class A	1,890,524	3,406
	Iflytek Co. Ltd. Class A	1,044,759	3,405
	China Fangda Group Co. Ltd. Class B	7,946,483	3,395
*	Bank of Changsha Co. Ltd. Class A	2,389,688	3,379
	Dawnrays Pharmaceutical Holdings Ltd.	14,673,515	3,374
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	3,370
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	3,369
	Bank of Chongqing Co. Ltd.	5,797,426	3,353
	Hengli Petrochemical Co. Ltd. Class A	1,637,536	3,343

11

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Air China Ltd. Class A	3,077,214	3,341
	China Shipbuilding Industry Co. Ltd. Class A	5,565,452	3,340
^,*	Sinopec Oilfield Service Corp.	30,046,608	3,338
	Zijin Mining Group Co. Ltd. Class A	6,739,100	3,333
^,*	O-Net Technologies Group Ltd.	7,656,238	3,325
	Livzon Pharmaceutical Group Inc.	1,132,787	3,310
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,764,490	3,297
	AVIC Aircraft Co. Ltd. Class A	1,540,402	3,283
	RiseSun Real Estate Development Co. Ltd. Class A	2,871,785	3,275
	Weichai Power Co. Ltd. Class A (XSHE)	3,047,078	3,270
	Siasun Robot & Automation Co. Ltd. Class A	1,599,651	3,269
*	Beijing Enterprises Clean Energy Group Ltd.	257,617,198	3,262
	Yango Group Co. Ltd. Class A	4,124,783	3,246
	Sinosoft Technology Group Ltd.	11,227,652	3,217
^,*,2	Cogobuy Group	9,403,913	3,214
§	Kangde Xin Composite Material Group Co. Ltd. Class A (XSEC)	1,314,500	3,206
^,*	Sogou Inc. ADR	551,600	3,205
	China Molybdenum Co. Ltd. Class A	5,450,411	3,204
	Jinke Properties Group Co. Ltd. Class A	3,657,625	3,168
	Guosen Securities Co. Ltd. Class A	2,592,241	3,122
	Beijing Capital Retailing Group Co. Ltd. Class A	3,481,950	3,108
	STO Express Co. Ltd. Class A	1,175,776	3,103
	Hisense Kelon Electrical Holdings Co. Ltd. Class A (XSHE)	3,144,827	3,086
	Zhejiang Huayou Cobalt Co. Ltd. Class A	631,105	3,080
	Grandblue Environment Co. Ltd. Class A	1,700,460	3,069
	Beijing Originwater Technology Co. Ltd. Class A	2,594,218	3,057
	Shanghai International Port Group Co. Ltd. Class A	3,899,232	3,032
*	China Modern Dairy Holdings Ltd.	24,097,299	3,018
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	3,017
	O-film Tech Co. Ltd. Class A	1,589,325	3,011
	BYD Co. Ltd. Class A	444,238	3,003
	Foshan Electrical and Lighting Co. Ltd. Class B	6,184,861	2,998
	By-health Co. Ltd. Class A	1,113,819	2,997
	Zhejiang Longsheng Group Co. Ltd. Class A	2,332,150	2,986
*	Walvax Biotechnology Co. Ltd. Class A	1,265,157	2,967
	TCL Corp. Class A	8,341,322	2,966
	Concord New Energy Group Ltd.	74,664,071	2,958
	Youngor Group Co. Ltd. Class A	2,771,052	2,948
	Founder Securities Co. Ltd. Class A	3,762,813	2,947
	Gemdale Corp. Class A	2,233,107	2,942
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	2,932
	Xinhua Winshare Publishing and Media Co. Ltd.	4,642,844	2,912
	Dongxing Securities Co. Ltd. Class A	1,987,701	2,904
	HLA Corp. Ltd. Class A	2,598,579	2,896
	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	4,823,800	2,895
	Qingdao TGOOD Electric Co. Ltd. Class A	1,447,916	2,895
*	360 Security Technology Inc. Class A	923,000	2,888
	Guangdong Haid Group Co. Ltd. Class A	997,759	2,880
	NARI Technology Co. Ltd. Class A (XSHG)	1,151,800	2,876
§	Zhongtian Financial Group Co. Ltd. Class A	4,101,249	2,864
	Ningbo Zhoushan Port Co. Ltd. Class A	5,301,983	2,863
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	1,881,240	2,851
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	799,753	2,840
	Shanghai Diesel Engine Co. Ltd. Class B	5,079,470	2,839
^,*	Huayi Tencent Entertainment Co. Ltd.	118,499,325	2,837
^,*	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,146,581	2,830
	Shanghai Oriental Pearl Group Co. Ltd. Class A	2,140,114	2,811
	GF Securities Co. Ltd. Class A (XSEC)	1,569,400	2,803
	China Grand Automotive Services Co. Ltd. Class A	4,686,056	2,796
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,258,000	2,794
	Suning Commerce Group Co. Ltd. Class A (XSEC)	1,694,970	2,782
	Shandong Chenming Paper Holdings Ltd.	4,928,782	2,775
	AECC Aviation Power Co. Ltd. Class A	844,113	2,769
	Hangzhou Tigermed Consulting Co. Ltd. Class A	444,373	2,733

12

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Kama Co. Ltd. Class B	5,203,252	2,731
	Avic Capital Co. Ltd. Class A	4,125,848	2,728
	Zhejiang Huace Film & TV Co. Ltd. Class A	1,831,924	2,725
	Qingling Motors Co. Ltd.	10,456,072	2,711
	Luthai Textile Co. Ltd. Class B	2,415,793	2,706
	Shanghai Industrial Urban Development Group Ltd.	18,046,816	2,701
*	ZTE Corp. Class A (XSHE)	1,094,565	2,682
	Global Cord Blood Corp.	436,491	2,667
	Fangda Carbon New Material Co. Ltd. Class A	934,100	2,664
	Jiangxi Ganyue Expressway Co. Ltd. Class A	4,762,342	2,660
*	Xunlei Ltd. ADR	439,471	2,659
	Beijing Enlight Media Co. Ltd. Class A	2,631,203	2,653
	Zhongshan Public Utilities Group Co. Ltd. Class A	2,683,836	2,644
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,322,857	2,639
^	Q Technology Group Co. Ltd.	5,532,424	2,635
	Zhejiang Dahua Technology Co. Ltd. Class A	1,574,692	2,620
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	907,167	2,618
	East Money Information Co. Ltd. Class A (XSHE)	1,453,548	2,592
	Yonyou Network Technology Co. Ltd. Class A	741,210	2,570
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	2,569
	Jiangxi Ganfeng Lithium Co. Ltd. Class A	751,350	2,561
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	548,676	2,558
	Glodon Co. Ltd. Class A	732,431	2,552
	Han's Laser Technology Industry Group Co. Ltd. Class A	562,423	2,547
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	2,938,396	2,543
	Hengtong Optic-electric Co. Ltd. Class A	1,066,354	2,519
^	CPMC Holdings Ltd.	7,641,319	2,518
	Tsingtao Brewery Co. Ltd. Class A	575,686	2,507
	Shandong Pharmaceutical Glass Co. Ltd. Class A	1,067,094	2,487
	LONGi Green Energy Technology Co. Ltd. Class A	1,270,376	2,485
	Bengang Steel Plates Co. Ltd. Class B	8,157,311	2,482
*	Mango Excellent Media Co. Ltd. Class A	552,900	2,474
	AVIC Electromechanical Systems Co. Ltd. Class A	2,057,022	2,472
	Shandong Linglong Tyre Co. Ltd. Class A	1,213,391	2,453
	361 Degrees International Ltd.	10,480,198	2,439
	Western Securities Co. Ltd. Class A	2,020,851	2,434
	NanJi E-Commerce Co. Ltd. Class A	2,307,043	2,433
	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,082,400	2,430
^	Tiangong International Co. Ltd.	10,921,224	2,428
^,*	China Minsheng Financial Holding Corp. Ltd.	79,192,427	2,426
	Hualan Biological Engineering Inc. Class A	493,321	2,425
	China Construction Bank Corp. Class A	2,344,088	2,415
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,413
	Luxi Chemical Group Co. Ltd. Class A	1,437,608	2,409
	BBMG Corp. Class A	5,057,870	2,404
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	2,173,144	2,399
*,§	China Huiyuan Juice Group Ltd.	9,298,137	2,395
	Inspur Electronic Information Industry Co. Ltd. Class A	911,884	2,389
^,*	JinkoSolar Holding Co. Ltd. ADR	296,237	2,388
	Guocheng Mining Co. Ltd.	1,433,400	2,387
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	6,032,274	2,386
	Industrial Securities Co. Ltd. Class A	3,352,265	2,361
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,671,947	2,359
^	Grand Baoxin Auto Group Ltd.	10,789,691	2,354
	Dongxu Optoelectronic Technology Co. Ltd. Class A	3,465,608	2,353
	Sichuan Road & Bridge Co. Ltd. Class A	4,719,850	2,345
§	Shenzhen Techand Ecology & Environment Co. Ltd. Class A	3,034,650	2,337
	Sansteel Minguang Co. Ltd. Fujian Class A	945,704	2,322
	Jiangsu Lianfa Textile Co. Ltd. Class A	1,568,252	2,317
*	Shang Gong Group Co. Ltd. Class B	3,678,113	2,310
^,*	Wisdom Education International Holdings Co. Ltd.	5,120,000	2,304
	Luthai Textile Co. Ltd. Class A	1,702,491	2,304
§	Beijing Watertek Information Technology Co. Ltd. Class A	1,688,685	2,298
*	Huadian Energy Co. Ltd. Class B	7,910,644	2,298

13

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	1,796,153	2,298
*,§	V1 Group Ltd.	37,430,176	2,291
	Sunwoda Electronic Co. Ltd. Class A	1,881,380	2,282
	Perfect World Co. Ltd. Class A	646,583	2,277
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	2,553,361	2,277
	AVIC Jonhon OptronicTechnology Co. Ltd. Class A	411,928	2,270
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	778,459	2,266
	Dongguan Development Holdings Co. Ltd. Class A	2,257,901	2,265
^	Enerchina Holdings Ltd.	45,354,783	2,261
	Ningbo Joyson Electronic Corp. Class A	682,733	2,245
	Poly Culture Group Corp. Ltd.	1,944,947	2,244
	Inner Mongolia First Machinery Group Co. Ltd. Class A	1,296,286	2,243
	Beijing Jingneng Power Co. Ltd. Class A	5,005,703	2,243
	Yonghui Superstores Co. Ltd. Class A (XSHG)	2,177,795	2,240
	Greenland Hong Kong Holdings Ltd.	9,710,314	2,239
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	784,985	2,237
	Sichuan Chuantou Energy Co. Ltd. Class A	1,925,161	2,231
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	2,252,506	2,227
	Bluestar Adisseo Co. Class A	1,218,341	2,221
	Hangzhou Robam Appliances Co. Ltd. Class A	731,804	2,220
^,*	Tianjin Capital Environmental Protection Group Co. Ltd.	6,023,266	2,218
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	816,340	2,212
	Venustech Group Inc. Class A	779,436	2,193
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	568,500	2,185
*,§	Neoglory Prosperity Inc. Class A	1,027,689	2,175
	Fujian Expressway Development Co. Ltd. Class A	5,302,318	2,161
^,*	Comba Telecom Systems Holdings Ltd.	15,274,130	2,152
	Bohai Capital Holding Co. Ltd. Class A	3,732,242	2,144
2	Shengjing Bank Co. Ltd.	4,868,142	2,144
	Sany Heavy Industry Co. Ltd. Class A	1,887,126	2,142
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,107,648	2,139
	GD Power Development Co. Ltd. Class A	6,103,116	2,139
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,139
	Lao Feng Xiang Co. Ltd. Class A	406,700	2,138
	Shenzhen Energy Group Co. Ltd. Class A	2,848,058	2,129
	NARI Technology Co. Ltd. Class A	850,399	2,124
	Ajisen China Holdings Ltd.	6,367,260	2,122
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	2,116
*	Shanxi Zhangze Electric Power Co. Ltd. Class A	5,356,146	2,109
	Shengyi Technology Co. Ltd. Class A	1,540,460	2,109
	Apeloa Pharmaceutical Co. Ltd. Class A	1,977,321	2,108
*	Yashili International Holdings Ltd.	12,141,956	2,098
	China National Chemical Engineering Co. Ltd. Class A	2,490,177	2,092
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	4,584,039	2,083
	Xinhu Zhongbao Co. Ltd. Class A	4,659,001	2,083
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,092,274	2,080
	Changchun High & New Technology Industry Group Inc. Class A	81,381	2,078
*	Renhe Commercial Holdings Co. Ltd.	61,258,155	2,077
^,*,§	National Agricultural Holdings Ltd.	13,680,292	2,076
	Hisense Kelon Electrical Holdings Co. Ltd. Class A (XSEC)	2,097,006	2,057
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	2,053
^	Colour Life Services Group Co. Ltd.	4,242,570	2,050
	Oceanwide Holdings Co. Ltd. Class A	2,790,994	2,049
*	Shenzhen Kangtai Biological Products Co. Ltd. Class A	387,600	2,049
	Joeone Co. Ltd. Class A	1,211,177	2,045
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	3,004,652	2,041
	GoerTek Inc. Class A	1,938,204	2,035
	Changjiang Securities Co. Ltd. Class A	2,745,424	2,034
	Offshore Oil Engineering Co. Ltd. Class A	2,544,070	2,033
	Anhui Heli Co. Ltd. Class A	1,706,475	2,032
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,373,324	2,030
	Zhejiang NHU Co. Ltd. Class A	997,477	2,029
	Winning Health Technology Group Co. Ltd. Class A	1,090,814	2,024
	China Southern Airlines Co. Ltd. Class A	2,288,500	2,017

14

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Zhejiang Narada Power Source Co. Ltd. Class A	1,161,462	2,016
	Southwest Securities Co. Ltd. Class A	3,433,481	2,014
*	Zhejiang Huge Leaf Co. Ltd. Class A	3,411,772	2,006
*	Sinolink Worldwide Holdings Ltd.	26,532,699	2,005
	Suofeiya Home Collection Co. Ltd. Class A	773,978	2,005
	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	2,004
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	1,997
	Beijing Yanjing Brewery Co. Ltd. Class A	2,439,558	1,993
	NavInfo Co. Ltd. Class A	908,800	1,991
	Shenzhen Airport Co. Ltd. Class A	1,820,428	1,991
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	177,127	1,979
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	975,586	1,972
	Lomon Billions Group Co. Ltd. Class A	1,061,625	1,970
§	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,117,520	1,968
	New Hope Liuhe Co. Ltd. Class A	2,293,521	1,961
^,*	China Water Industry Group Ltd.	13,215,349	1,942
§	Yinyi Co. Ltd. Class A	2,405,411	1,942
	China Nuclear Engineering Corp. Ltd. Class A	1,920,882	1,933
	Centre Testing International Group Co. Ltd. Class A	2,147,012	1,932
	Beijing Thunisoft Corp. Ltd. Class A	982,620	1,929
	Kingenta Ecological Engineering Group Co. Ltd. Class A	2,362,788	1,927
	Leyard Optoelectronic Co. Ltd. Class A	1,748,173	1,926
	Huadian Power International Corp. Ltd. Class A	3,213,300	1,921
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,733,900	1,920
	Central China Land Media Co. Ltd. Class A	1,857,208	1,915
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	1,034,344	1,913
	Metallurgical Corp. of China Ltd. Class A	4,195,533	1,912
	Sunvim Group Co. Ltd. Class A	2,576,900	1,906
§	YanAn Bicon Pharmaceutical Listed Co. Class A	645,100	1,905
	Accelink Technologies Co. Ltd. Class A	513,948	1,904
	Bank of Guiyang Co. Ltd. Class A	1,108,565	1,903
	Yunda Holding Co. Ltd. Class A	430,965	1,902
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	2,962,092	1,891
*	Dezhan Healthcare Co. Ltd. Class A	1,444,422	1,888
	GRG Banking Equipment Co. Ltd. Class A	2,300,350	1,887
	Chongqing Sokon Industry Group Co. Ltd. Class A	817,728	1,883
	Beijing Shunxin Agriculture Co. Ltd. Class A	384,118	1,882
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	1,657,301	1,881
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,097,404	1,880
	Bank of Jiangsu Co. Ltd. Class A	2,012,300	1,878
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	1,148,411	1,877
	Rongsheng Petro Chemical Co. Ltd. Class A	1,261,696	1,875
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	146,809	1,872
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	2,033,760	1,868
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	7,999,740	1,866
	Hubei Energy Group Co. Ltd. Class A	3,564,555	1,865
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	268,301	1,857
	Weiqiao Textile Co.	5,764,033	1,852
	Chongqing Brewery Co. Ltd. Class A	464,151	1,852
§	Jiangsu Shagang Co. Ltd. Class A	801,300	1,849
	China Merchants Energy Shipping Co. Ltd. Class A	3,204,169	1,848
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,203,124	1,846
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,748,376	1,845
	Shanghai M&G Stationery Inc. Class A	485,000	1,840
	Beijing Tongrentang Co. Ltd. Class A	449,297	1,838
	Hundsun Technologies Inc. Class A	272,220	1,835
^,*	Carnival Group International Holdings Ltd.	101,043,696	1,831
§	China Singyes Solar Technologies Holdings Ltd.	6,673,675	1,830
	China Film Co. Ltd. Class A	1,041,800	1,817
	Ninestar Corp. Class A	498,987	1,812
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	865,200	1,811
	Topchoice Medical Investment Corp. Class A	263,079	1,810
	China Greatwall Technology Group Co. Ltd. Class A	2,462,488	1,809
	Anxin Trust Co. Ltd. Class A	2,579,157	1,807

15

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
§	Tatwah Smartech Co. Ltd. Class A	1,303,958	1,805
	Shenergy Co. Ltd. Class A	2,486,691	1,804
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	2,149,300	1,801
	Hesteel Co. Ltd. Class A	3,934,183	1,795
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	1,793
	China XD Electric Co. Ltd. Class A	3,641,107	1,792
	Avic Aviation Engine Corp. plc Class A (XSSC)	544,366	1,786
	Beijing New Building Materials plc Class A	884,097	1,785
*	Glorious Property Holdings Ltd.	36,534,401	1,780
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A	2,518,650	1,776
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	5,879,228	1,773
^,*	Chiho Environmental Group Ltd.	6,094,846	1,772
	Kuang-Chi Technologies Co. Ltd. Class A	1,653,204	1,771
	China Railway Hi-tech Industry Co. Ltd. Class A	1,220,600	1,767
	Jiangling Motors Corp. Ltd. Class B	1,965,170	1,765
	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	1,106,667	1,759
*	Lier Chemical Co. Ltd. Class A	707,644	1,757
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	1,755
	Kangmei Pharmaceutical Co. Ltd. Class A (XSHG)	988,000	1,753
*,§	Wintime Energy Co. Ltd. Class A	7,316,650	1,752
^	CT Environmental Group Ltd.	38,490,600	1,747
	Hefei Meiya Optoelectronic Technology Inc. Class A	594,958	1,747
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	1,741
	NAURA Technology Group Co. Ltd. Class A	317,300	1,740
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A (XSHE)	1,062,828	1,739
	China South Publishing & Media Group Co. Ltd. Class A	1,032,349	1,736
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	1,734
	Huaxi Securities Co. Ltd. Class A	1,351,200	1,734
	Jiangsu Changbao Steeltube Co. Ltd. Class A	2,189,654	1,726
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A	2,275,771	1,716
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	1,714
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	294,047	1,714
	Guoyuan Securities Co. Ltd. Class A	1,654,275	1,713
	Zhejiang Chint Electrics Co. Ltd. Class A	520,558	1,709
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	2,591,500	1,707
*	Lushang Property Co. Ltd. Class A	4,115,979	1,707
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	447,624	1,704
	Huayuan Property Co. Ltd. Class A	5,225,205	1,697
	Tsinghua Unisplendour Co. Ltd. Class A (XSHE)	353,723	1,694
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	852,495	1,692
	Shanghai Yimin Commerce Group Co. Ltd. Class A	3,750,104	1,688
	China International Travel Service Corp. Ltd. Class A (XSSC)	218,010	1,688
	Tande Co. Ltd. Class A	3,429,500	1,684
^,*	AVIC International Holding HK Ltd.	72,723,070	1,682
	Hainan Airlines Holding Co. Ltd. Class A	6,003,000	1,679
^,*	FDG Electric Vehicles Ltd.	169,701,865	1,671
	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,281,208	1,669
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	374,793	1,668
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,711,010	1,667
	Sealand Securities Co. Ltd. Class A	2,444,050	1,663
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	3,570,505	1,663
	Xinxiang Chemical Fiber Co. Ltd. Class A	4,549,049	1,663
	Dong-E-E-Jiao Co. Ltd. Class A	293,067	1,661
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	1,657
	Henan Zhongyuan Expressway Co. Ltd. Class A	3,398,481	1,657
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	3,009,500	1,656
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,654
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	1,654
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	578,794	1,650
	Jinzhou Port Co. Ltd. Class B	4,738,200	1,649
	China Power Clean Energy Development Co. Ltd.	5,711,691	1,643
	Shanxi Meijin Energy Co. Ltd. Class A	3,191,407	1,642
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	1,105,683	1,641
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	472,273	1,637

16

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Guangzhou Grandbuy Co. Ltd. Class A	1,453,667	1,634
	China Electronics Optics Valley Union Holding Co. Ltd.	29,327,808	1,633
	INESA Intelligent Tech Inc. Class B	3,144,066	1,632
	China Quanjude Group Co. Ltd. Class A	952,758	1,626
*	Tianjin Realty Development Group Co. Ltd. Class A	2,925,000	1,619
	CSG Smart Science&Technology Co. Ltd. Class A	756,395	1,615
	Hongfa Technology Co. Ltd. Class A	520,834	1,613
	Sunflower Pharmaceutical Group Co. Ltd. Class A	604,108	1,611
*	Guizhou Tyre Co. Ltd. Class A	3,345,876	1,611
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	1,608
	Jointown Pharmaceutical Group Co. Ltd. Class A	730,895	1,605
	CNHTC Jinan Truck Co. Ltd. Class A	1,045,742	1,601
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	1,902,425	1,598
^,*	Hybrid Kinetic Group Ltd.	260,106,956	1,595
	Jiangxi Wannianqing Cement Co. Ltd. Class A	865,403	1,594
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,508,941	1,592
*	Guangdong LY Intelligent Manufacturing Co. Ltd. Class A	3,773,700	1,592
	Wuhan Department Store Group Co. Ltd. Class A	1,132,677	1,589
	Taiji Computer Corp. Ltd. Class A	397,801	1,588
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	968,669	1,583
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	1,685,573	1,576
	Iflytek Co. Ltd. Class A (XSEC)	483,450	1,575
	Financial Street Holdings Co. Ltd. Class A	1,676,851	1,574
	Shenzhen Gas Corp. Ltd. Class A	1,917,987	1,574
	Shenergy Co. Ltd. Class A (XSHG)	2,163,979	1,570
*,§	China Fiber Optic Network System Group Ltd.	17,564,000	1,568
	Bluedon Information Security Technology Co. Ltd. Class A	2,104,556	1,565
	SDIC Power Holdings Co. Ltd. Class A	1,529,000	1,563
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	1,411,966	1,563
	Jafron Biomedical Co. Ltd. Class A	246,100	1,561
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	1,559
	Bank of Hangzhou Co. Ltd. Class A	1,355,928	1,557
^,*	China Yurun Food Group Ltd.	19,616,993	1,555
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	534,742	1,555
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	849,296	1,554
	Tahoe Group Co. Ltd. Class A	735,700	1,551
	Shanghai Highly Group Co. Ltd. Class B	1,732,974	1,544
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	793,693	1,543
	Shenzhen Yinghe Technology Co. Ltd. Class A	438,507	1,541
	Fantasia Holdings Group Co. Ltd.	15,408,520	1,540
	Guangxi Liugong Machinery Co. Ltd. Class A	1,530,461	1,538
	Hytera Communications Corp. Ltd. Class A	1,454,565	1,537
	Bright Dairy & Food Co. Ltd. Class A	1,410,000	1,535
	North China Pharmaceutical Co. Ltd. Class A	2,549,560	1,533
*,§	Eastern Gold Jade Co. Ltd. Class A	1,062,360	1,529
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	973,206	1,529
	Shanghai Shimao Co. Ltd. Class A	2,638,212	1,528
	Maanshan Iron & Steel Co. Ltd. Class A	2,539,472	1,527
	Rainbow Department Store Co. Ltd. Class A	903,099	1,526
§	Wingtech Technology Co. Ltd. Class A	348,500	1,523
§	Hengyi Petrochemical Co. Ltd. Class A	835,200	1,523
	Tasly Pharmaceutical Group Co. Ltd. Class A	524,225	1,521
	Shenghe Resources Holding Co. Ltd. Class A	1,051,830	1,520
	Shenzhen Heungkong Holding Co. Ltd. Class A	5,179,468	1,519
*	Guangdong HEC Technology Holding Co. Ltd. Class A	1,341,075	1,519
	Shandong Bohui Paper Industrial Co. Ltd. Class A	3,243,600	1,519
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	395,854	1,515
	Angel Yeast Co. Ltd. Class A	484,793	1,512
	Jiangsu Hoperun Software Co. Ltd. Class A	1,046,746	1,510
	Beijing Jetsen Technology Co. Ltd. Class A	2,171,023	1,508
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,513,140	1,502
	Wangfujing Group Co. Ltd. Class A	736,842	1,496
*	Fujian Sunner Development Co. Ltd. Class A	652,847	1,494
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	1,492

17

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
China World Trade Center Co. Ltd. Class A	724,135	1,491
Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	327,400	1,483
Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	257,500	1,482
Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	1,482
Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	905,179	1,481
* PW Medtech Group Ltd.	8,831,811	1,481
Yintai Resources Co. Ltd. Class A	1,269,038	1,479
HyUnion Holding Co. Ltd. Class A	1,013,582	1,476
Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,388,989	1,475
Hakim Unique Internet Co. Ltd. Class A	949,498	1,467
Northeast Securities Co. Ltd. Class A	1,604,558	1,462
Sichuan Hebang Biotechnology Co. Ltd. Class A	6,242,363	1,460
Jiangsu Zhongtian Technology Co. Ltd. Class A	1,385,900	1,458
Chongqing Department Store Co. Ltd. Class A	374,760	1,457
China Jushi Co. Ltd. Class A	1,069,398	1,454
Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	1,453
Eve Energy Co. Ltd. Class A	830,262	1,452
Guangxi Wuzhou Communications Co. Ltd. Class A	3,146,047	1,449
Shaanxi International Trust Co. Ltd. Class A	3,487,380	1,445
Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	652,876	1,444
Huayi Brothers Media Corp. Class A	2,205,602	1,442
Yihua Healthcare Co. Ltd. Class A	808,497	1,442
China National Accord Medicines Corp. Ltd. Class A	217,467	1,438
Shanying International Holding Co. Ltd. Class A	3,226,525	1,437
Jiangsu Financial Leasing Co. Ltd. Class A	1,645,707	1,433
Wuchan Zhongda Group Co. Ltd. Class A	2,179,156	1,432
* Hangzhou Iron & Steel Co. Class A	2,213,476	1,431
Global Top E-Commerce Co. Ltd. Class A	929,940	1,430
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	1,428
Shenzhen Sunlord Electronics Co. Ltd. Class A	725,578	1,427
Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,424
Silver Plaza Group Co. Ltd. Class A	1,987,631	1,421
Emei Shan Tourism Co. Class A	1,722,471	1,414
YTO Express Group Co. Ltd. Class A	911,106	1,411
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,219,705	1,411
Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	1,405
Wangsu Science & Technology Co. Ltd. Class A	1,245,519	1,405
Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,208,700	1,400
Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	482,342	1,400
Beijing Vantone Real Estate Co. Ltd. Class A	2,640,410	1,398
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	1,393
Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,309,240	1,393
China Eastern Airlines Corp. Ltd. Class A	1,928,700	1,392
Heilan Home Co. Ltd. Class A (XSHG)	1,249,331	1,392
Joyoung Co. Ltd. Class A	682,392	1,392
Dawning Information Industry Co. Ltd. Class A	232,582	1,392
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	824,640	1,391
Ourpalm Co. Ltd. Class A	2,485,861	1,389
China Shipbuilding Industry Group Power Co. Ltd. Class A	462,637	1,384
* Qinghai Salt Lake Industry Co. Ltd. Class A	1,262,100	1,382
Guangdong Tapai Group Co. Ltd. Class A	931,036	1,379
Yingkou Port Liability Co. Ltd. Class A	3,501,300	1,378
Wonders Information Co. Ltd. Class A	911,000	1,375
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	3,455,340	1,373
Guosheng Financial Holding Inc. Class A	1,012,873	1,362
Beijing SL Pharmaceutical Co. Ltd. Class A	345,900	1,360
PCI-Suntek Technology Co. Ltd. Class A	1,516,958	1,360
* Top Energy Co. Ltd. Shanxi Class A	2,903,744	1,360
AVIC Aircraft Co. Ltd. Class A (XSEC)	636,800	1,357
Nanyang Topsec Technologies Group Inc. Class A	879,332	1,355
Guanghui Energy Co. Ltd. Class A	2,129,303	1,352
Shenzhen Sunway Communication Co. Ltd. Class A	353,925	1,348
Luoniushan Co. Ltd. Class A	1,057,707	1,347
Huangshan Tourism Development Co. Ltd. Class A	1,000,088	1,346

18

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
JSTI Group Class A	1,038,548	1,345
China Resources Double Crane Pharmaceutical Co. Ltd. Class A	613,542	1,344
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	1,344
INESA Intelligent Tech Inc. Class A	1,830,990	1,344
Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	1,339
TBEA Co. Ltd. Class A	1,336,069	1,338
Zhongjin Gold Corp. Ltd. Class A	1,174,812	1,336
Shenzhen Capchem Technology Co. Ltd. Class A	415,900	1,334
Midea Group Co. Ltd. Class A (XSEC)	248,700	1,331
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	658,163	1,330
Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,475,460	1,328
GEM Co. Ltd. Class A	2,179,354	1,328
Tus-Sound Environmental Resources Co. Ltd. Class A	845,482	1,328
Shanxi Securities Co. Ltd. Class A	1,558,546	1,326
Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	2,126,424	1,326
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	381,001	1,324
FAWER Automotive Parts Co. Ltd. Class A	2,428,245	1,317
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	417,554	1,314
Tibet Tianlu Co. Ltd. Class A	1,313,049	1,313
Huaan Securities Co. Ltd. Class A	1,778,632	1,308
Chinese Universe Publishing and Media Co. Ltd. Class A	788,436	1,306
Oriental Energy Co. Ltd. Class A	1,067,921	1,305
China Gezhouba Group Co. Ltd. Class A	1,409,100	1,304
Jinyu Bio-Technology Co. Ltd. Class A	509,054	1,299
Yonggao Co. Ltd. Class A	2,933,059	1,298
Zhejiang Jinke Culture Industry Co. Ltd. Class A	1,383,880	1,297
Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	185,452	1,293
Fujian Funeng Co. Ltd. Class A	1,105,261	1,288
Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,782,000	1,287
Xiamen International Airport Co. Ltd. Class A	440,255	1,286
Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	727,579	1,282
Beijing Dabeinong Technology Group Co. Ltd. Class A	2,655,387	1,282
Huafa Industrial Co. Ltd. Zhuhai Class A	1,437,226	1,281
Shenzhen Goodix Technology Co. Ltd. Class A	110,147	1,279
Guangzhou Haige Communications Group Inc. Co. Class A	1,201,147	1,277
§ Hengyi Petrochemical Co. Ltd. Class A (XSHE)	700,160	1,277
Realcan Pharmaceutical Co. Ltd. Class A	1,015,910	1,275
Spring Airlines Co. Ltd. Class A	260,939	1,275
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	1,066,800	1,272
Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	831,119	1,272
Bright Real Estate Group Co. Ltd. Class A	2,494,774	1,271
* Fujian Zhangzhou Development Co. Ltd. Class A	3,250,833	1,268
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	498,915	1,266
SDIC Power Holdings Co. Ltd. Class A (XSSC)	1,236,493	1,264
Xi'an LONGi Silicon Materials Corp. Class A (XSHG)	644,840	1,262
Guilin Tourism Co. Ltd. Class A	1,623,123	1,260
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	489,180	1,260
Beijing New Building Materials plc Class A (XSHE)	623,500	1,259
Nanjing Hanrui Cobalt Co. Ltd. Class A	116,000	1,257
Hithink RoyalFlush Information Network Co. Ltd. Class A	223,559	1,256
Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	1,008,156	1,256
Gemdale Corp. Class A (XSHG)	953,400	1,256
Bluefocus Intelligent Communications Group Co. Ltd. Class A	1,977,219	1,255
Laobaixing Pharmacy Chain JSC Class A	153,900	1,254
* Tangshan Jidong Cement Co. Ltd. Class A	851,877	1,254
* First Tractor Co. Ltd.	5,275,706	1,248
Youzu Interactive Co. Ltd. Class A	608,916	1,248
Zhejiang China Commodities City Group Co. Ltd. Class A	2,366,478	1,246
XCMG Construction Machinery Co. Ltd. Class A	2,593,215	1,241
Maoye Commericial Co. Ltd. Class A	1,737,504	1,240
China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,237
China Gezhouba Group Co. Ltd. Class A (XSSC)	1,329,375	1,230
WUS Printed Circuit Kunshan Co. Ltd. Class A	1,164,076	1,229
Tibet Rhodiola Pharmaceutical Holding Co. Class A	274,369	1,227

19

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Huapont Life Sciences Co. Ltd. Class A	1,804,001	1,226
Beijing Strong Biotechnologies Inc. Class A	884,285	1,226
* Northeast Pharmaceutical Group Co. Ltd. Class A	759,012	1,226
GuangDong HongTeo Technology Co. Ltd. Class A	254,113	1,223
Sieyuan Electric Co. Ltd. Class A	787,700	1,221
Fujian Newland Computer Co. Ltd. Class A	618,095	1,220
Hongrun Construction Group Co. Ltd. Class A	2,146,046	1,219
Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	1,294,950	1,218
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,840,931	1,215
Fiyta Holdings Ltd. Class A	1,190,485	1,211
§ Holitech Technology Co. Ltd. Class A	1,706,396	1,207
China Communications Construction Co. Ltd. Class A	669,000	1,204
Guoxuan High-Tech Co. Ltd.	684,269	1,203
Tianjin Port Development Holdings Ltd.	11,791,162	1,203
Tianshui Huatian Technology Co. Ltd. Class A	2,153,548	1,202
* Lianhua Supermarket Holdings Co. Ltd.	5,223,543	1,202
Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	1,201
C&S Paper Co. Ltd. Class A	1,152,090	1,199
TBEA Co. Ltd. Class A (XSSC)	1,196,958	1,198
Guangshen Railway Co. Ltd. Class A	2,686,634	1,198
Xiamen Tungsten Co. Ltd. Class A	607,669	1,198
Bros Eastern Co. Ltd. Class A	1,661,679	1,193
Shanghai Construction Group Co. Ltd. Class A	2,758,182	1,193
Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	716,123	1,192
BTG Hotels Group Co. Ltd. Class A	499,726	1,191
Zhongbai Holdings Group Co. Ltd. Class A	1,547,097	1,190
Tianjin Teda Co. Ltd. Class A	2,999,443	1,190
* Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	1,691,178	1,184
Guorui Properties Ltd.	4,932,228	1,184
Tianjin Hi-Tech Development Co. Ltd. Class A	2,247,302	1,184
Beijing Orient Landscape & Environment Co. Ltd. Class A	1,024,286	1,183
Wolong Electric Group Co. Ltd. Class A	1,287,033	1,182
Sinolink Securities Co. Ltd. Class A	1,143,000	1,179
* Beijing Shougang Co. Ltd. Class A	1,993,600	1,176
TangShan Port Group Co. Ltd. Class A	3,446,935	1,175
Bank of Chengdu Co. Ltd. Class A	930,600	1,175
Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	208,328	1,171
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	2,950,603	1,170
Sichuan Languang Development Co. Ltd. Class A	1,707,860	1,168
Hybio Pharmaceutical Co. Ltd. Class A	815,691	1,168
Beijing Sinnet Technology Co. Ltd. Class A	620,016	1,167
* Beijing Capital Development Co. Ltd. Class A	1,203,111	1,167
Zhengzhou Yutong Bus Co. Ltd. Class A	760,514	1,166
Zhejiang Juhua Co. Ltd. Class A	1,146,624	1,166
DHC Software Co. Ltd. Class A	1,129,600	1,165
Zhejiang Hailiang Co. Ltd. Class A	1,087,716	1,164
Transfar Zhilian Co. Ltd. Class A	927,422	1,163
Jiangsu King's Luck Brewery JSC Ltd. Class A	552,395	1,160
Beijing Electronic Zone Investment and Development Co. Ltd. Class A	1,692,069	1,158
Zhejiang Semir Garment Co. Ltd. Class A	1,005,620	1,157
Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	831,538	1,155
CITIC Guoan Information Industry Co. Ltd. Class A	2,563,300	1,150
* Shandong Xinchao Energy Corp. Ltd. Class A	3,400,300	1,149
Shanghai Lingang Holdings Corp. Ltd. Class A	454,300	1,147
Metro Land Corp. Ltd. Class A	2,013,684	1,147
Qiaqia Food Co. Ltd. Class A	440,621	1,147
* Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	161,187	1,145
* Shanxi Guoxin Energy Corp. Ltd. Class A	1,479,242	1,145
Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	1,140
* Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	1,849,689	1,139
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	596,995	1,139
Luyang Energy-Saving Materials Co. Ltd.	815,725	1,132
* Rentian Technology Holdings Ltd.	61,560,124	1,131
Unisplendour Corp. Ltd. Class A	235,912	1,130

20

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Changhong Meiling Co. Ltd. Class A	2,685,828	1,130
	Titan Wind Energy Suzhou Co. Ltd. Class A	2,323,572	1,128
	Oppein Home Group Inc. Class A	106,355	1,127
	Guangdong Shirongzhaoye Co. Ltd. Class A	916,961	1,127
	Zijin Mining Group Co. Ltd. Class A (XSHG)	2,277,600	1,126
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	242,100	1,125
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,124
	Zhejiang Huafeng Spandex Co. Ltd. Class A	1,999,101	1,121
	Kingnet Network Co. Ltd. Class A	1,942,332	1,120
	Changchunjingkai Group Co. Ltd. Class A	1,151,871	1,119
	Square Technology Group Co. Ltd. Class A	514,064	1,116
	Everbright Jiabao Co. Ltd. Class A	1,504,391	1,116
	Shandong Sun Paper Industry JSC Ltd. Class A	1,277,100	1,116
*	Anyang Iron & Steel Inc. Class A	2,169,680	1,116
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,778,766	1,113
	Chengzhi Co. Ltd. Class A	607,300	1,112
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	293,000	1,111
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,088,732	1,111
	Shanghai East China Computer Co. Ltd. Class A	474,730	1,108
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,791,386	1,108
*,§	Mingfa Group International Co. Ltd.	4,576,880	1,103
	Pacific Securities Co. Ltd. China Class A	2,676,600	1,100
§	Jiangsu Bicon Pharmaceutical Listed Co. Class A (XSEC)	371,639	1,097
	Westone Information Industry Inc. Class A	429,179	1,096
	Shenzhen Tagen Group Co. Ltd. Class A	1,515,457	1,095
	Angang Steel Co. Ltd. Class A	1,300,855	1,095
	Cinda Real Estate Co. Ltd. Class A	2,023,896	1,095
	Jiuzhitang Co. Ltd. Class A	745,255	1,094
*	Wuhu Conch Profiles and Science Co. Ltd. Class A	1,315,613	1,094
*	Shandong Iron and Steel Co. Ltd. Class A	4,441,710	1,092
	Tongwei Co. Ltd. Class A	1,181,422	1,092
	Gosuncn Technology Group Co. Ltd. Class A	1,229,692	1,092
	Teamax Smart City Technology Corp. Ltd. Class A	1,053,185	1,092
*	Hunan Valin Steel Co. Ltd. Class A	960,800	1,089
	Anhui Jinhe Industrial Co. Ltd. Class A	513,300	1,089
*	Ningxia Western Venture Industrial Co. Ltd. Class A	2,071,451	1,087
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,087
	Fangda Special Steel Technology Co. Ltd. Class A	669,649	1,086
	Guanghui Energy Co. Ltd. Class A (XSSC)	1,709,312	1,086
2	Everbright Securities Co. Ltd.	1,237,253	1,085
	Tsinghua Tongfang Co. Ltd. Class A	863,708	1,084
	Visual China Group Co. Ltd. Class A	323,812	1,083
	Zhongji Innolight Co. Ltd. Class A	196,669	1,083
	Yifan Pharmaceutical Co. Ltd. Class A	740,302	1,080
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	850,862	1,080
	BeijingHualian Hypermarket Co. Ltd. Class A	2,177,445	1,079
*	Guizhou Gas Group Corp. Ltd. Class A	310,694	1,076
*,§	Yaxia Automobile Corp. Class A	926,480	1,075
	Tengda Construction Group Co. Ltd. Class A	3,400,299	1,075
	Beijing Kunlun Tech Co. Ltd. Class A	603,356	1,073
*	Beijing Lanxum Technology Co. Ltd. Class A	866,539	1,073
	BYD Co. Ltd. Class A (XSHE)	158,600	1,072
	Jiangxi Copper Co. Ltd. Class A	548,544	1,069
	Nanjing Gaoke Co. Ltd. Class A	1,141,108	1,068
§	Zhongtian Financial Group Co. Ltd. Class A (XSEC)	1,528,818	1,068
*	Puyang Refractories Group Co. Ltd. Class A	1,516,881	1,067
	Founder Securities Co. Ltd. Class A (XSHG)	1,362,890	1,067
	Hangzhou Century Co. Ltd. Class A	799,700	1,067
	Shandong Hi-speed Co. Ltd. Class A	1,735,154	1,066
	Xi'An Shaangu Power Co. Ltd. Class A	1,340,926	1,064
	Haisco Pharmaceutical Group Co. Ltd. Class A	636,064	1,064
	Lens Technology Co. Ltd. Class A	952,854	1,064
	BOE Technology Group Co. Ltd. Class A (XSEC)	2,678,600	1,062
*,§	Tech Pro Technology Development Ltd.	122,060,000	1,058

21

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
§ Beijing Shouhang Resources Saving Co. Ltd. Class A	1,272,541	1,058
China Galaxy Securities Co. Ltd. Class A	995,320	1,053
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	563,464	1,051
Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	1,051
Caitong Securities Co. Ltd. Class A	929,500	1,050
Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	1,759,953	1,046
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	541,421	1,046
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	540,729	1,045
Hubei Dinglong Co. Ltd. Class A	1,222,108	1,044
Sino GeoPhysical Co. Ltd. Class A	446,065	1,044
Yifeng Pharmacy Chain Co. Ltd. Class A	149,292	1,041
Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,801,683	1,041
Guangzhou Port Co. Ltd. Class A	1,745,300	1,038
Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,557,076	1,038
* Yunnan Coal & Energy Co. Ltd. Class A	2,410,493	1,037
Xinjiang Zhongtai Chemical Co. Ltd. Class A	961,315	1,036
CECEP Solar Energy Co. Ltd. Class A	2,436,430	1,034
Anhui Anke Biotechnology Group Co. Ltd. Class A	487,870	1,033
Shanghai Kinetic Medical Co. Ltd. Class A	830,843	1,033
* Rendong Holdings Co. Ltd.	461,457	1,031
* Xin Jiang Ready Health Industry Co. Ltd. Class A	1,328,260	1,028
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	1,248,400	1,028
Hangzhou Hangyang Co. Ltd. Class A	697,450	1,026
Guangdong Vanward New Electric Co. Ltd. Class A	647,646	1,026
Beijing Capital Co. Ltd. Class A	2,205,443	1,025
Hengtong Optic-electric Co. Ltd. Class A (XSHG)	433,160	1,023
* Sinopec Oilfield Equipment Corp. Class A	748,494	1,023
Guangdong Golden Dragon Development Inc. Class A	722,300	1,019
Jiangsu Expressway Co. Ltd. Class A	766,800	1,019
China Merchants Land Ltd.	7,883,888	1,019
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	852,417	1,019
Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A	2,323,427	1,018
Eastern Communications Co. Ltd. Class A	1,682,562	1,017
Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	965,100	1,015
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	431,004	1,015
Yantai Tayho Advanced Materials Co. Ltd. Class A	668,261	1,014
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	762,157	1,012
Lingyuan Iron & Steel Co. Ltd. Class A	2,221,670	1,012
Guangdong Hongda Blasting Co. Ltd. Class A	759,658	1,011
Shanghai Pret Composites Co. Ltd. Class A	765,666	1,011
Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	2,920,409	1,011
Xinjiang Tianfu Energy Co. Ltd. Class A	1,877,888	1,011
* Hna-Caissa Travel Group Co. Ltd. Class A	1,127,931	1,011
Xinjiang Machinery Research Institute Co. Ltd. Class A	1,249,036	1,010
China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	460,351	1,009
Infore Environment Technology Group Co. Ltd. Class A	1,290,887	1,008
Hainan Airlines Co. Ltd. Class A (XSHG)	3,599,600	1,007
Sunsea AIoT Technology Co. Ltd. Class A	407,845	1,006
Shimge Pump Industry Group Co. Ltd. Class A	1,369,158	1,006
Changjiang Publishing & Media Co. Ltd. Class A	1,105,865	1,006
Hangzhou Weiguang Electronic Co. Ltd. Class A	366,700	1,006
^ SIIC Environment Holdings Ltd.	5,150,133	1,003
Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	1,639,667	1,002
China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	1,001
Weihai Guangwei Composites Co. Ltd. Class A	177,177	1,000
Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,947,300	1,000
2 Beijing Urban Construction Design & Development Group Co. Ltd.	3,193,580	1,000
Gansu Gangtai Holding Group Co. Ltd. Class A	1,441,067	999
Baoxiniao Holding Co. Ltd. Class A	2,412,700	997
Minmetals Land Ltd.	6,481,561	995
Yuan Longping High-tech Agriculture Co. Ltd. Class A	547,439	992
Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,676,979	992
Luolai Lifestyle Technology Co. Ltd. Class A	778,894	992
Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	375,860	991

22

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	1,415,906	988
Vatti Corp. Ltd. Class A	768,748	988
Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	988
China High Speed Railway Technology Co. Ltd. Class A	1,560,400	986
Markor International Home Furnishings Co. Ltd. Class A	1,715,635	986
Shanghai Shibei Hi-Tech Co. Ltd. Class A	2,021,530	984
Beijing BDStar Navigation Co. Ltd. Class A	339,651	983
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	556,973	983
Jiangsu Hongdou Industrial Co. Ltd. Class A	1,759,053	982
Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	982
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	768,700	978
Sungrow Power Supply Co. Ltd. Class A	1,157,954	977
Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A	1,612,438	977
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	976
Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,084,024	976
Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,241,400	975
Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	975
Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	974
* Shanghai Putailai New Energy Technology Co. Ltd. Class A	170,961	973
Anhui Honglu Steel Construction Group Co. Ltd. Class A	976,207	970
Shandong Chenming Paper Holdings Ltd. Class A	1,192,350	967
Hunan Mendale Hometextile Co. Ltd. Class A	1,520,254	967
AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	803,745	966
Sichuan Meifeng Chemical IND Class A	1,301,751	966
Yunnan Energy New Material Co. Ltd.	172,962	964
Hunan Aihua Group Co. Ltd. Class A	293,306	964
Zhuzhou Kibing Group Co. Ltd. Class A	1,810,914	964
* Yiwu Huading Nylon Co. Ltd. Class A	990,139	963
Inner Mongolia Xingye Mining Co. Ltd. Class A	1,276,772	962
Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	962
Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,479,817	961
China Wuyi Co. Ltd. Class A	1,670,759	960
Ningbo Shanshan Co. Ltd. Class A	497,723	959
Hainan Strait Shipping Co. Ltd. Class A	497,120	958
Changchun Faway Automobile Components Co. Ltd. Class A	744,684	958
Moon Environment Technology Co. Ltd. Class A	1,411,584	957
Harbin Gloria Pharmaceuticals Co. Ltd. Class A	2,133,075	957
Nanjing Redsun Co. Ltd. Class A	462,551	956
Gree Real Estate Co. Ltd. Class A	1,721,028	954
Western Mining Co. Ltd. Class A	1,053,500	954
Wanxiang Qianchao Co. Ltd. Class A	1,320,379	951
Kailuan Energy Chemical Co. Ltd. Class A	1,071,969	951
Zhongyuan Environment-Protection Co. Ltd. Class A	1,373,668	950
Shenzhen Huaqiang Industry Co. Ltd. Class A	372,600	949
* Shenyang Chemical Co. Ltd. Class A	1,716,100	949
Shenzhen Das Intellitech Co. Ltd. Class A	1,832,196	949
Yangguang Co. Ltd. Class A	1,520,002	948
ENN Ecological Holdings Co. Ltd. Class A	594,569	946
Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	946
Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	946
* China Calxon Group Co. Ltd. Class A	788,400	944
Huafu Fashion Co. Ltd. Class A	1,360,510	944
2 Orient Securities Co. Ltd.	1,432,910	944
Renhe Pharmacy Co. Ltd. Class A	911,201	942
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	568,100	942
LingNan Eco&Culture-Tourism Co. Ltd. Class A	727,941	941
Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	939
Jinduicheng Molybdenum Co. Ltd. Class A	1,035,740	939
Maoye Communication and Network Co. Ltd. Class A	532,830	938
Wuhan Guide Infrared Co. Ltd. Class A	448,972	938
Anhui Zhongding Sealing Parts Co. Ltd. Class A	644,765	938
* Guangdong Great River Smarter Logistics Co. Ltd. Class A	238,900	937
Sou Yu Te Group Co. Ltd. Class A	2,415,182	937
Sinoma Science & Technology Co. Ltd. Class A	825,184	934

23

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Datang International Power Generation Co. Ltd. Class A	1,974,340	934
*	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	2,308,797	933
§	Jingwei Textile Machinery Co. Ltd. Class A	359,700	933
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	929
	Hilong Holding Ltd.	7,760,352	928
	Beijing Sinnet Technology Co. Ltd. Class A (XSEC)	492,900	928
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	2,623,124	928
*	Jiangsu Sunshine Co. Ltd. Class A	3,160,555	928
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	289,800	925
	Shanghai Chinafortune Co. Ltd. Class A	812,561	922
	Guangdong Homa Appliances Co. Ltd. Class A	668,551	921
	Myhome Real Estate Development Group Co. Ltd. Class A	2,899,500	921
	Changchun Gas Co. Ltd. Class A	1,091,800	920
	Shenzhen Danbond Technology Co. Ltd. Class A	446,643	919
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	565,690	918
	Suning Universal Co. Ltd. Class A	2,183,210	917
	Harbin Boshi Automation Co. Ltd. Class A	740,755	915
	Guangxi Guiguan Electric Power Co. Ltd. Class A	1,175,359	914
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	1,621,711	911
*	Shenma Industry Co. Ltd. Class A	511,849	910
	Xiamen Xiangyu Co. Ltd. Class A	1,386,426	909
	Guizhou Guihang Automotive Components Co. Ltd. Class A	769,584	909
	Kunming Yunnei Power Co. Ltd. Class A	2,646,054	906
	Hubei Fuxing Science And Technology Co. Ltd. Class A	987,200	905
	Shinva Medical Instrument Co. Ltd. Class A	493,041	904
	Fujian Longking Co. Ltd. Class A	718,680	904
	Beijing Water Business Doctor Co. Ltd. Class A	778,474	904
	Huafon Microfibre Shanghai Co. Ltd. Class A	617,954	903
	Zhejiang Crystal-Optech Co. Ltd. Class A	630,765	902
	Henan Senyuan Electric Co. Ltd. Class A	427,000	901
	Greattown Holdings Ltd. Class A	1,641,600	899
	Norinco International Cooperation Ltd. Class A	725,850	897
	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSHG)	681,995	896
	Jiangsu Yangnong Chemical Co. Ltd. Class A	166,900	896
	Tongkun Group Co. Ltd. Class A	486,899	895
	Tianjin Port Co. Ltd. Class A	878,396	895
	Shenzhen Wongtee International Enterprise Co. Ltd. Class A	1,074,724	895
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	893
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	1,936,772	892
	Everbright Securities Co. Ltd. Class A (XSHG)	640,900	891
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	269,824	890
	Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	889
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	888
	CGN Nuclear Technology Development Co. Ltd. Class A	809,829	888
*	Yibin Tianyuan Group Co. Ltd. Class A	1,120,929	886
	Huayi Compressor Co. Ltd. Class A	1,592,880	886
	Zhuhai Port Co. Ltd. Class A	853,300	886
	China National Software & Service Co. Ltd. Class A	242,434	885
	Guangdong Goworld Co. Ltd. Class A	943,044	884
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,089,936	882
	Digital China Group Co. Ltd. Class A	450,736	881
	Tianjin Development Holdings Ltd.	2,770,025	881
	Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	879
	Fujian Star-net Communication Co. Ltd. Class A	369,581	879
	Shanghai Xujiahui Commercial Co. Ltd. Class A	786,770	878
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	878
	Eastern Communications Co. Ltd. Class B	1,942,674	878
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	878
	Asymchem Laboratories Tianjin Co. Ltd. Class A	96,376	878
	Hangzhou Shunwang Technology Co. Ltd. Class A	416,035	877
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	876
	Zheshang Securities Co. Ltd. Class A	832,600	875
^,*	Capital Environment Holdings Ltd.	42,179,368	874
	Jiangsu Yoke Technology Co. Ltd. Class A	419,500	873

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Beijing Forever Technology Co. Ltd. Class A	292,796	873
	SooChow Securities Co. Ltd. Class A	913,430	872
	Dare Power Dekor Home Co. Ltd. Class A	562,739	871
	Tongding Interconnection Information Co. Ltd. Class A	858,300	870
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSEC)	572,800	869
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,435,600	869
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	601,905	868
	Hangzhou First Applied Material Co. Ltd. Class A	255,437	867
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	867
	Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	866
^,*	China Beidahuang Industry Group Holdings Ltd.	33,846,293	866
*	Northcom Group Co. Ltd. Class A	635,480	866
	Chengdu Xingrong Environment Co. Ltd. Class A	1,448,400	864
*	Deppon Logistics Co. Ltd. Class A	328,307	864
*	Tibet Summit Resources Co. Ltd. Class A	285,589	863
	Huadian Heavy Industries Co. Ltd. Class A	1,526,509	863
	Greattown Holdings Ltd. Class A (XSSC)	1,572,121	861
*	Tianjin Jinbin Development Co. Ltd. Class A	2,589,100	860
	Shanghai Industrial Development Co. Ltd. Class A	1,323,492	860
	Shanghai Jahwa United Co. Ltd. Class A	232,700	859
	Hoshine Silicon Industry Co. Ltd. Class A	120,800	857
*	Guodian Changyuan Electric Power Co. Ltd. Class A	2,237,894	856
	China Jushi Co. Ltd. Class A (XSHG)	629,798	856
	Tunghsu Azure Renewable Energy Co. Ltd. Class A	597,100	855
	Create Technology & Science Co. Ltd. Class A	1,136,256	855
	Launch Tech Co. Ltd.	868,324	852
*	Chongqing Taiji Industry Group Co. Ltd. Class A	554,600	850
*	Suzhou Hailu Heavy Industry Co. Ltd. Class A	1,456,715	849
	Hangxiao Steel Structure Co. Ltd. Class A	1,488,696	849
§	Shenzhen Comix Group Co. Ltd. Class A	759,535	848
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,515,822	846
*	Sinopec Oilfield Service Corp. Class A	3,057,700	846
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	1,597,548	846
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	845
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	845
	Dian Diagnostics Group Co. Ltd. Class A	354,237	845
*,2	Yixin Group Ltd.	3,234,000	844
	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	843
	CCS Supply Chain Management Co. Ltd. Class A	755,328	841
	China Spacesat Co. Ltd. Class A	358,897	839
	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	839
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	582,116	838
	China Animal Husbandry Industry Co. Ltd. Class A	518,998	838
	Sichuan Swellfun Co. Ltd. Class A	208,139	837
	Shengyi Technology Co. Ltd. Class A (XSHG)	611,018	837
	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	279,700	837
	Neusoft Corp. Class A	593,614	837
§	Gigadevice Semiconductor Beijing Inc. Class A	85,260	836
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	835
	Huagong Tech Co. Ltd. Class A	536,500	833
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,345,208	833
	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	234,200	833
*	BAIC BluePark New Energy Technology Co. Ltd. Class	650,796	832
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	576,952	831
	Yunnan Aluminium Co. Ltd. Class A	1,335,552	830
	Beijing Ultrapower Software Co. Ltd. Class A	1,697,868	826
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	208,976	826
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	1,033,700	825
	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	824
	Beijing Lier High-temperature Materials Co. Ltd. Class A	1,731,571	823
	UTour Group Co. Ltd. Class A	929,925	823
	Shenzhen Selen Science & Technology Co. Ltd. Class A	550,000	822
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	998,531	822
*	Shenyang Jinbei Automotive Co. Ltd. Class A	1,672,301	822

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Xiamen Faratronic Co. Ltd. Class A	148,115	822
Hubei Xingfa Chemicals Group Co. Ltd. Class A	531,450	821
Liuzhou Iron & Steel Co. Ltd. Class A	711,900	821
Shanghai Electric Power Co. Ltd. Class A	844,723	820
* Huatian Hotel Group Co. Ltd. Class A	2,175,677	819
* Beijing Orient National Communication Science & Technology Co. Ltd. Class A	511,595	818
* Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,458,800	815
Yechiu Metal Recycling China Ltd. Class A	2,802,500	815
Shanghai Tianchen Co. Ltd. Class A	1,088,338	815
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	682,702	814
Shenzhen Ysstech Info-tech Co. Ltd. Class A	455,175	813
Shanghai Electric Group Co. Ltd. Class A	1,045,430	811
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	206,247	810
* Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	1,444,129	809
Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	681,807	809
Suzhou Anjie Technology Co. Ltd. Class A	462,649	808
Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	807
Kingenta Ecological Engineering Group Co. Ltd. Class A (XSEC)	987,507	806
China Avionics Systems Co. Ltd. Class A	411,820	805
* Shanghai Ground Food Tech Co. Ltd. Class A	730,743	803
Hangzhou Advance Gearbox Group Co. Ltd. Class A	942,109	803
Hangzhou Silan Microelectronics Co. Ltd. Class A	632,600	801
Henan Senyuan Electric Co. Ltd. Class A (XSHE)	379,562	801
Liaoning Cheng Da Co. Ltd. Class A	510,220	800
Sinochem International Corp. Class A	794,851	800
Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,641,000	798
Shenzhen Guangju Energy Co. Ltd. Class A	684,388	798
Haining China Leather Market Co. Ltd. Class A	1,252,410	798
Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	798
Wuhan East Lake High Technology Group Co. Ltd. Class A	1,182,050	797
Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	270,403	796
Cultural Investment Holdings Co. Ltd. Class A	1,293,929	796
Black Peony Group Co. Ltd. Class A	983,187	796
Baosheng Science and Technology Innovation Co. Ltd. Class A	1,454,355	795
Anxin Trust Co. Ltd. Class A (XSHG)	1,130,448	792
Wangsu Science & Technology Co. Ltd. Class A (XSEC)	701,438	791
Xiamen Kingdomway Group Co. Class A	462,900	790
Chongqing Zaisheng Technology Corp. Ltd. Class A	810,492	788
Henan Mingtai Al Industrial Co. Ltd. Class A	616,254	785
Easysight Supply Chain Management Co. Ltd. Class A	674,835	784
Sichuan Expressway Co. Ltd. Class A	1,682,510	783
Xinfengming Group Co. Ltd. Class A	259,140	783
Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	781
Genimous Technology Co. Ltd. Class A	531,565	778
* Sunny Loan Top Co. Ltd. Class A	1,074,547	778
Tongkun Group Co. Ltd. Class A (XSHG)	422,700	777
* China Aerospace Times Electronics Co. Ltd. Class A	924,160	776
* Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	959,360	776
Wenfeng Great World Chain Development Corp. Class A	1,921,613	776
Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	774
Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	689,408	773
Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	915,086	773
Zhejiang Yasha Decoration Co. Ltd. Class A	1,071,760	773
Better Life Commercial Chain Share Co. Ltd. Class A	672,220	771
Shenzhen Gas Corp. Ltd. Class A (XSHG)	939,116	771
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	770
Beijing SPC Environment Protection Tech Co. Ltd. Class A	697,821	770
Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	281,200	770
China Coal Energy Co. Ltd. Class A	1,018,694	769
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	819,425	769
* Sonoscape Medical Corp. Class A	203,400	768
Beijing Tiantan Biological Products Corp. Ltd. Class A	248,127	767
Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	1,678,333	765
* Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	765

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Hundsun Technologies Inc. Class A (XSHG)	113,400	765
	Haitong Securities Co. Ltd. Class A	564,115	764
	Beijing SuperMap Software Co. Ltd. Class A	283,000	763
	Tian Di Science & Technology Co. Ltd. Class A	1,340,984	763
	Jizhong Energy Resources Co. Ltd. Class A	1,315,107	761
	Jilin Yatai Group Co. Ltd. Class A	1,597,167	760
	Hubei Chutian Expressway Co. Ltd. Class A	1,807,951	759
*	Meidu Energy Corp. Class A	2,309,881	759
	Guangdong East Power Co. Ltd. Class A	1,175,600	759
	China Baoan Group Co. Ltd. Class A	1,314,680	759
	Eternal Asia Supply Chain Management Ltd. Class A	1,037,500	758
	Shanghai Hile Bio-Technology Co. Ltd. Class A	433,341	757
	China Automotive Engineering Research Institute Co. Ltd. Class A	850,441	756
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,220,832	756
	Qingdao Hanhe Cable Co. Ltd. Class A	2,629,604	755
	Humanwell Healthcare Group Co. Ltd. Class A	452,907	755
*,§	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	471,000	754
	Nanjing Chixia Development Co. Ltd. Class A	1,765,800	754
	China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	754
	Tellhow Sci-Tech Co. Ltd. Class A	983,884	754
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	489,657	753
*	Hainan Poly Pharm Co. Ltd.	103,231	752
	Northern United Publishing & Media Group Co. Ltd. Class A	1,073,800	752
	Shandong Publishing & Media Co. Ltd. Class A	692,888	751
	Zhejiang Runtu Co. Ltd. Class A	577,651	750
	Cachet Pharmaceutical Co. Ltd. Class A	343,843	750
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	601,900	750
	China TransInfo Technology Co. Ltd. Class A	425,300	749
	Beijing North Star Co. Ltd. Class A	1,915,531	749
	Changsha Jingjia Microelectronics Co. Ltd. Class A	136,638	748
	Insigma Technology Co. Ltd. Class A	728,100	748
	Beijing Shuzhi Technology Co. Ltd.	567,389	748
	Shanghai Xin Nanyang Only Education & Technology Co. Ltd. Class A	266,349	748
	CITIC Securities Co. Ltd. Class A (XSHG)	302,500	747
	Future Land Holdings Co. Ltd. Class A (XSSC)	208,808	746
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	744
	Shenzhen Kaifa Technology Co. Ltd. Class A	958,400	744
	Leyard Optoelectronic Co. Ltd. Class A (XSHE)	674,766	743
	Guangzhou Guangri Stock Co. Ltd. Class A	961,200	743
*	Beijing Tensyn Digital Marketing Technology JSC Class A	755,700	742
	LingNan Landscape Co. Ltd. Class A (XSEC)	572,922	741
*	Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	740
	Shenzhen World Union Properties Consultancy Inc. Class A	1,106,550	740
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	740
	Central China Securities Co. Ltd. Class A	1,063,100	739
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,487,624	739
	Daye Special Steel Co. Ltd. Class A	556,300	737
	Kingsignal Technology Co. Ltd. Class A	620,360	736
	Shantou Dongfeng Printing Co. Ltd. Class A	757,046	736
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	520,396	735
*	Taiyuan Heavy Industry Co. Ltd. Class A	2,206,513	734
	Shede Spirits Co. Ltd. Class A	254,113	733
	Kuangda Technology Group Co. Ltd. Class A	1,736,484	732
	Baotailong New Materials Co. Ltd. Class A	820,700	732
	China Electronics Huada Technology Co. Ltd.	8,308,062	732
	China Zhenhua Group Science & Technology Co. Ltd. Class A	432,542	731
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	1,275,780	731
*	ZhongMan Petroleum and Natural Gas Group Corp. Ltd.	283,400	731
	Inspur Software Co. Ltd. Class A	312,726	731
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	729
	North Electro-Optic Co. Ltd. Class A	494,561	726
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	110,245	726
	SDIC Capital Co. Ltd. Class A	559,500	725
*	Rising Nonferrous Metals Share Co. Ltd. Class A	181,820	724

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Beijing E-Hualu Information Technology Co. Ltd. Class A	232,680	724
Shuangliang Eco-Energy Systems Co. Ltd. Class A	1,412,260	723
§ Shenzhen Zowee Tech Co. Ltd. Class A	575,635	723
Shenzhen Desay Battery Technology Co. Class A	184,400	722
Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	345,641	722
Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	720
Beijing Jingyuntong Technology Co. Ltd. Class A	1,596,888	720
* Shanghai Weaver Network Co. Ltd. Class A	74,371	720
Harbin Pharmaceutical Group Co. Ltd. Class A	1,447,577	719
* Contemporary Eastern Investment Co. Ltd. Class A	980,025	719
* Founder Technology Group Corp. Class A	2,014,872	714
Beijing Urban-Rural Commercial Group Co. Ltd. Class A	740,548	713
Qingdao Doublestar Co. Ltd. Class A	1,264,900	713
Leo Group Co. Ltd. Class A	3,005,211	713
Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	713
Risen Energy Co. Ltd. Class A	869,370	712
Ningxia Building Materials Group Co. Ltd. Class A	634,288	711
Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	710
Guangdong Ellington Electronics Technology Co. Ltd. Class A	562,164	710
Sanquan Food Co. Ltd. Class A	896,000	709
Huangshan Novel Co. Ltd. Class A	876,216	708
Hefei Department Store Group Co. Ltd. Class A	1,084,817	708
DongFeng Automobile Co. Ltd. Class A	1,412,412	708
Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	707
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	613,200	705
Avic Sunda Holding Co. Ltd.	744,416	705
Shenzhen Sunline Tech Co. Ltd. Class A	233,912	705
Huabao Flavours & Fragrances Co. Ltd. Class A	158,400	704
Tianjin Port Co. Ltd. Class A (XSSC)	689,783	703
China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	702
Glarun Technology Co. Ltd. Class A	392,641	701
* Shaanxi Fenghuo Electronics Co. Ltd. Class A	864,429	700
* Henan Hengxing Science & Technology Co. Ltd. Class A	1,720,395	700
Jihua Group Corp. Ltd. Class A	1,398,940	699
Jiangxi Zhengbang Technology Co. Ltd. Class A	1,210,308	699
Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	698
Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	698
* Dongguan Winnerway Industrial Zone Ltd. Class A	1,608,200	697
Tsinghua Tongfang Co. Ltd. Class A (XSHG)	554,900	696
Beijing SDL Technology Co. Ltd. Class A	716,927	695
Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	695
* Zhonglu Co. Ltd. Class B	1,084,642	695
2 Fuyao Glass Industry Group Co. Ltd.	234,952	695
Shenzhen Deren Electronic Co. Ltd. Class A	505,251	694
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	505,566	694
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	581,853	693
Haoxiangni Health Food Co. Ltd. Class A	612,988	691
Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	690
Medicalsystem Biotechnology Co. Ltd. Class A	346,583	690
AVIC Helicopter Co. Ltd. Class A	131,603	689
* SGIS Songshan Co. Ltd. Class A	794,400	689
* TongFu Microelectronics Co. Ltd. Class A	644,588	689
* Yunnan Tin Co. Ltd. Class A	476,300	688
* Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A	1,161,700	688
China CYTS Tours Holding Co. Ltd. Class A	367,868	688
Fangda Carbon New Material Co. Ltd. Class A (XSHG)	240,900	687
Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	268,996	686
Shenzhen Feima International Supply Chain Co. Ltd. Class A	1,141,791	686
* Xiamen Meiya Pico Information Co. Ltd. Class A	350,605	685
* Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	1,112,150	685
Anhui Huamao Textile Co. Class A	1,495,364	684
* H&R Century Union Corp. Class A	1,231,176	683
Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	1,402,004	683
Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	682

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	1,180,320	681
Sailun Group Co. Ltd.	2,021,815	681
Wasu Media Holding Co. Ltd. Class A	581,500	681
Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	680
* Fujian Cement Inc. Class A	612,500	678
Konfoong Materials International Co. Ltd. Class A	111,476	677
* Qingdao Hengshun Zhongsheng Group Co. Ltd. Class A	808,606	677
Befar Group Co. Ltd. Class A	1,075,692	677
Jinling Pharmaceutical Co. Ltd. Class A	758,131	676
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	675
Beijing Changjiu Logistics Corp. Class A	402,980	675
Langold Real Estate Co. Ltd. Class A	1,962,979	675
Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	674
Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	674
Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	674
China National Medicines Corp. Ltd. Class A	185,586	674
Jason Furniture Hangzhou Co. Ltd. Class A	100,600	673
Jiangsu Sunrain Solar Energy Co. Ltd. Class A	1,355,759	673
ORG Technology Co. Ltd. Class A	897,007	672
Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	671
Nanjing Xinjiekou Department Store Co. Ltd. Class A	499,409	670
Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	535,608	670
* HY Energy Group Co. Ltd. Class A	523,541	670
Beijing Join-Cheer Software Co. Ltd. Class A	636,090	670
Jointo Energy Investment Co. Ltd. Hebei Class A	1,058,144	669
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	1,082,550	669
Hangzhou Zhongheng Electric Co. Ltd. Class A	428,200	667
Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	667
Beijing Science Sun Pharmaceutical Co. Ltd. Class A	453,922	666
Befar Group Co. Ltd. Class A (XSHG)	1,058,542	666
Zhejiang Yankon Group Co. Ltd. Class A	1,473,339	665
Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	214,799	664
Hubei Kaile Science & Technology Co. Ltd. Class A	265,300	664
Changzhou Qianhong Biopharma Co. Ltd. Class A	1,146,300	662
CECEP Wind-Power Corp. Class A	1,938,694	661
Kangxin New Materials Co. Ltd. Class A	1,153,880	661
Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	660
Maoming Petro-Chemical Shihua Co. Ltd. Class A	1,284,209	660
* Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	660
China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	408,520	659
Hainan Ruize New Building Material Co. Ltd. Class A	766,704	657
Shanghai Jiao Yun Co. Ltd. Class A	1,006,690	656
Qingdao East Steel Tower Stock Co. Ltd. Class A	822,581	655
Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	999,275	655
Chengzhi Co. Ltd. Class A (XSHE)	357,628	655
Changchai Co. Ltd. Class A	1,196,785	654
Heilongjiang Agriculture Co. Ltd. Class A	517,150	654
Guangzhou Development Group Inc. Class A	858,971	654
Guangxi Yuegui Guangye Holding Co. Ltd. Class A	887,856	653
Chongqing Water Group Co. Ltd. Class A	846,450	651
* Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	2,262,800	651
* Alpha Group Class A	827,701	651
Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	649
Xinjiang Joinworld Co. Ltd. Class A	1,029,753	648
Anhui Golden Seed Winery Co. Ltd. Class A	984,601	645
Shanghai SMI Holding Co. Ltd. Class A	858,852	644
An Hui Wenergy Co. Ltd. Class A	1,093,644	643
* Kunwu Jiuding Investment Holdings Co. Ltd. Class A	319,099	642
* Dasheng Times Cultural Investment Co. Ltd. Class A	464,000	641
* Hanwang Technology Co. Ltd. Class A	333,500	640
* Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,116,230	640
Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	1,275,030	640
§ Shandong Meichen Ecology & Environment Co. Ltd. Class A	804,420	638
Hongda Xingye Co. Ltd. Class A	1,392,019	637

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	387,420	636
	China Union Holdings Ltd. Class A	937,300	636
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	731,570	635
	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	1,132,500	634
	Chongqing Road & Bridge Co. Ltd. Class A	1,442,078	633
*	Shenzhen Kondarl Group Co. Ltd. Class A	206,081	633
	Youngor Group Co. Ltd. Class A (XSHG)	594,720	633
	Yihua Healthcare Co. Ltd. Class A (XSHE)	354,256	632
	Baida Group Co. Ltd. Class A	767,300	632
	Xinjiang Yilite Industry Co. Ltd. Class A	342,900	632
	Tecon Biology Co. Ltd. Class A	1,063,904	631
	Shenzhen Jinjia Group Co. Ltd. Class A	597,600	631
	Valiant Co. Ltd. Class A	510,250	631
	Hubei Sanxia New Building Material Co. Ltd. Class A	1,092,825	629
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	370,400	629
	Qingdao Citymedia Co. Ltd. Class A	682,800	629
§	Shenzhen Agricultural Products Co. Ltd. Class A	1,056,629	627
	Xiamen Port Development Co. Ltd. Class A	739,716	626
	North Navigation Control Technology Co. Ltd. Class A	597,204	625
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	708,842	622
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A	1,115,079	622
*,§	China Hainan Rubber Industry Group Co. Ltd. Class A	655,100	622
	New China Life Insurance Co. Ltd. Class A (XSHG)	92,100	621
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	215,981	621
*	Anhui Wanjiang Logistics Group Co. Ltd. Class A	2,035,500	619
*	Hunan Gold Corp. Ltd. Class A	665,040	619
	Dalian Zeus Entertainment Group Co. Ltd. Class A	803,569	618
	Beyondsoft Corp. Class A	638,200	618
	Shandong Humon Smelting Co. Ltd. Class A	550,100	617
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	617
2	Kangda International Environmental Co. Ltd.	5,531,812	616
	Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	614
	Wuxi Taiji Industry Co. Ltd. Class A	784,831	613
	China National Complete Plant Import & Export Corp. Ltd. Class A	410,475	613
	G-bits Network Technology Xiamen Co. Ltd. Class A	39,600	613
	Jiangxi Special Electric Motor Co. Ltd. Class A	704,500	613
	Nanjing Yunhai Special Metals Co. Ltd. Class A	615,234	612
	HPGC Renmintongtai Pharmaceutical Corp. Class A	729,534	612
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	361,800	611
	Guosheng Financial Holding Inc. Class A (XSEC)	452,919	609
	CMST Development Co. Ltd. Class A	779,838	609
*	Shenzhen MTC Co. Ltd. Class A	2,237,255	608
	Guomai Technologies Inc. Class A	680,179	608
	Hebei Chengde Lolo Co. Class A	559,720	608
*	North Huajin Chemical Industries Co. Ltd. Class A	687,903	607
	Sichuan Maker Biotechnology Co. Ltd. Class A	235,730	607
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	607
	Yanzhou Coal Mining Co. Ltd. Class A	409,900	607
	AVIC Helicopter Co. Ltd. Class A (XSHG)	115,800	607
	Jiangsu Linyang Energy Co. Ltd. Class A	998,525	607
	Macrolink Culturaltainment Development Co. Ltd. Class A	1,056,632	604
	Anhui Kouzi Distillery Co. Ltd. Class A	129,827	604
	Fujian Longxi Bearing Group Co. Ltd. Class A	804,399	604
	Shanghai Tofflon Science & Technology Co. Ltd. Class A	741,754	603
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	1,134,336	603
§	Beijing Watertek Information Technology Co. Ltd. Class A (XSHE)	443,012	603
	Shenzhen SDG Information Co. Ltd. Class A	654,162	602
	Shenzhen Expressway Co. Ltd. Class A	526,804	601
	Fujian Torch Electron Technology Co. Ltd. Class A	271,012	600
*	Autek China Inc. Class A	107,400	600
	Jiangsu Sainty Corp. Ltd. Class A	797,700	600
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	829,600	599
*	First Tractor Co. Ltd. Class A	935,289	598
	Yang Quan Coal Industry Group Co. Ltd. Class A	729,300	598

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Yabao Pharmaceutical Group Co. Ltd. Class A	623,083	597
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	329,100	597
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	595
*	Xian International Medical Investment Co. Ltd. Class A	860,950	594
	Xuji Electric Co. Ltd. Class A	443,400	593
	Jangho Group Co. Ltd. Class A	616,507	593
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	279,216	589
	Eastcompeace Technology Co. Ltd. Class A	767,109	588
	JC Finance & Tax Interconnect Holdings Ltd. Class A	475,040	588
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	72,121	588
	Keda Group Co. Ltd. Class A	906,553	587
*	HNA Innovation Co. Ltd. Class A	1,456,300	587
	Yunnan Aluminium Co. Ltd. Class A (XSHE)	943,800	586
	Hongli Zhihui Group Co. Ltd. Class A	509,200	585
	Sailun Jinyu Group Co. Ltd. (XSHG)	1,737,560	585
*	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSHE)	988,358	585
	Juneyao Airlines Co. Ltd. Class A	326,939	585
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	690,442	583
	Shanghai Tunnel Engineering Co. Ltd. Class A	711,300	583
	Dr Peng Telecom & Media Group Co. Ltd. Class A	564,679	583
	YGSOFT Inc. Class A	764,561	582
	Thunder Software Technology Co. Ltd. Class A	177,727	581
	Qingdao Hanhe Cable Co. Ltd. Class A (XSEC)	2,019,276	580
	China Meheco Co. Ltd. Class A	281,360	579
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	578
	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	578
	Shanghai Huayi Group Corp. Ltd. Class A	449,976	577
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	609,690	577
	BGI Genomics Co. Ltd.	72,800	576
	Gem-Year Industrial Co. Ltd. Class A	746,111	575
	Hainan Expressway Co. Ltd. Class A	1,056,400	574
	Jiangsu High Hope International Group Corp. Class A	916,300	574
	Xiamen International Port Co. Ltd.	4,326,518	574
	Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	574
	Nanjing Keyuan Automatic Corp. Co. Ltd. Class A	359,646	572
	Shunfa Hengye Corp. Class A	1,413,801	572
	Shanghai Bailian Group Co. Ltd. Class A	479,788	571
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	570
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	570
	Fujian Dongbai Group Co. Ltd. Class A	750,009	570
	SDIC Essence Holdings Co. Ltd. Class A (XSHG)	439,500	569
	Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	566,581	569
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	642,481	569
	LianChuang Electronic Technology Co. Ltd. Class A	442,403	568
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	568
	Xingyuan Environment Technology Co. Ltd. Class A	1,069,281	567
	Yealink Network Technology Corp. Ltd. Class A	58,700	567
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	367,200	567
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	1,035,882	564
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,271,196	564
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	1,347,300	564
	Lianhe Chemical Technology Co. Ltd. Class A	457,600	564
	Shanghai Environment Group Co. Ltd. Class A	311,847	563
	Shandong Sinocera Functional Material Co. Ltd. Class A	235,000	562
*	Far East Smarter Energy Co. Ltd. Class A	901,200	562
*	Suzhou New Sea Union Telecom Technology Co. Ltd. Class A	1,214,400	561
	Zhejiang Medicine Co. Ltd. Class A	463,550	561
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	560
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	170,624	560
*,§	China Hainan Rubber Industry Group Co. Ltd. Class A (XSSC)	589,600	560
	Long Yuan Construction Group Co. Ltd. Class A	566,024	559
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	559
	Do-Fluoride Chemicals Co. Ltd. Class A	398,450	559
	People.cn Co. Ltd. Class A	556,581	558

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Beiqi Foton Motor Co. Ltd. Class A	2,096,576	558
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	588,398	557
	Western Mining Co. Ltd. Class A (XSHG)	613,700	555
*	Canadian Solar Inc.	38,783	555
	Shandong Denghai Seeds Co. Ltd. Class A	683,618	555
	Chengtun Mining Group Co. Ltd. Class A	757,325	554
	Shanghai New Huangpu Real Estate Co. Ltd. Class A	474,480	554
	Zhejiang NetSun Co. Ltd. Class A	170,500	554
*	Shanxi Coking Co. Ltd. Class A	403,500	553
	FAW CAR Co. Ltd. Class A	589,943	553
	Shandong Shanda WIT Science & Tech Co. Ltd. Class A	273,150	552
	Shenzhen Clou Electronics Co. Ltd. Class A	826,100	551
*	Fujian Sunner Development Co. Ltd. Class A (XSEC)	240,967	551
	Changchun Sinoenergy Corp. Class A (XSHG)	823,800	551
	Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	155,047	551
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	764,600	551
*	Hand Enterprise Solutions Co. Ltd. Class A	327,100	551
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,148,100	550
	Shenzhen Sunrise New Energy Co. Ltd. Class A	1,309,200	549
	Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSSC)	469,716	549
*	Yunnan Copper Co. Ltd. Class A	447,200	549
*	TOP Energy Co. Ltd. Class A (XSSC)	1,166,372	546
*	Goldenmax International Technology Ltd. Class A	538,100	546
*	Jilin Power Share Co. Ltd. Class A	1,452,680	543
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	267,742	543
	Beijing Capital Co. Ltd. Class A (XSHG)	1,167,800	543
^,*	North Mining Shares Co. Ltd.	156,966,634	543
*	HNA Investment Group Co. Ltd. Class A	1,371,500	541
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	620,352	541
	Shanghai Zhixin Electric Co. Ltd. Class A	1,131,046	539
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	538
*	Jinhong Holding Group Co. Ltd. Class A	521,325	538
	Henan Pinggao Electric Co. Ltd. Class A	498,800	538
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	1,432,300	538
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	498,800	538
	Changchun Eurasia Group Co. Ltd. Class A	193,201	536
	Industrial Securities Co. Ltd. Class A (XSHG)	760,890	536
	Shanghai AJ Group Co. Ltd. Class A	425,898	536
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	582,654	536
*	Grand Industrial Holding Group Co. Ltd.	602,984	536
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	322,800	535
	Sichuan Yahua Industrial Group Co. Ltd. Class A	545,100	535
	China Meheco Co. Ltd. Class A (XSHG)	260,100	535
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	102,221	535
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	534
	Dalian Refrigeration Co. Ltd. Class A	1,193,220	533
	Jishi Media Co. Ltd. Class A	1,827,200	533
	Enjoyor Co. Ltd. Class A	602,900	533
*	Phoenix Media Investment Holdings Ltd.	6,931,907	532
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	531
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	477,200	531
	First Capital Securities Co. Ltd. Class A	711,520	530
	TianGuang ZhongMao Co. Ltd. Class A	1,696,512	530
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	529
	Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	411,360	529
	Zhejiang Dingli Machinery Co. Ltd. Class A	68,800	529
	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	728,500	528
*	Shenzhen Infinova Ltd. Class A	1,076,307	526
	Zhejiang Yongtai Technology Co. Ltd. Class A	502,960	526
*	New Huadu Supercenter Co. Ltd. Class A	589,800	525
*	Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	525
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	525
	MYS Group Co. Ltd.	789,767	524
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	524

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Anhui Shanying Paper Industry Co. Ltd. Class A (XSHG)	1,176,000	524
	Polaris Bay Group Co. Ltd. Class A	476,999	524
	Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	408,869	523
	Beijing Kingee Culture Development Co. Ltd. Class A	641,780	523
	Shenzhen Fenda Technology Co. Ltd. Class A	1,001,030	522
	Anhui Gujing Distillery Co. Ltd. Class A	65,540	521
*	Sichuan Hongda Co. Ltd. Class A	1,560,500	519
*	Xining Special Steel Co. Ltd. Class A	906,600	519
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	237,005	517
	Orient Securities Co. Ltd. Class A (XSHG)	390,100	517
	AUCMA Co. Ltd. Class A	1,103,101	517
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	259,926	516
*	Yunnan Yuntianhua Co. Ltd. Class A	747,100	516
*	KPC Pharmaceuticals Inc. Class A	523,308	515
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	515
*	Datong Coal Industry Co. Ltd. Class A	721,035	515
*,§	Wintime Energy Co. Ltd. Class A (XSHG)	2,148,110	514
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	157,000	514
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	1,055,320	514
	Ningbo Huaxiang Electronic Co. Ltd. Class A	354,700	514
	Shanghai Jinfeng Wine Co. Ltd. Class A	758,496	514
	Nanfang Zhongjin Environment Co. Ltd. Class A	996,883	514
	Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	514
	Nanjing Doron Technology Co. Ltd. Class A	587,777	513
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	513
	Zhengzhou Sino Crystal Diamond Co. Ltd. Class A	759,964	513
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	471,011	512
	Guangzhou Holike Creative Home Co. Ltd. Class A	220,658	511
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	509
	Camel Group Co. Ltd. Class A	367,658	509
*	Dalian Morningstar Network Technology Co. Ltd. Class A	1,223,662	509
	Jolywood Suzhou Sunwatt Co. Ltd. Class A	248,744	508
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	506,060	508
	GITI Tire Corp. Class A	219,400	508
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	507
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	352,700	507
*	Misho Ecology & Landscape Co. Ltd. Class A	266,900	507
	Xiamen King Long Motor Group Co. Ltd. Class A	458,046	507
	Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	506
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	329,061	506
	China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	506
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	854,988	506
	Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	506
	Newcapec Electronics Co. Ltd. Class A	707,935	505
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A	687,142	505
	Materials Industry Zhongda Group Co. Ltd. Class A (XSHG)	767,715	505
	Jiangsu Hagong Intelligent Robot Co. Ltd. Class A	527,000	505
	Guangdong Chj Industry Co. Ltd. Class A	727,900	504
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	503
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	745,000	503
	JCHX Mining Management Co. Ltd. Class A	439,296	503
*	Yinchuan Xinhua Commercial Group Co. Ltd. Class A	212,462	501
	Shenzhen Properties & Resources Development Group Ltd. Class A	389,552	501
	Beijing Bewinner Communications Co. Ltd. Class A	695,710	500
	Risen Energy Co. Ltd. Class A (XSHE)	610,625	500
	Chenzhou City Jingui Silver Industry Co. Ltd. Class A	518,300	500
*	East China Engineering Science and Technology Co. Ltd. Class A	589,564	500
	Songz Automobile Air Conditioning Co. Ltd. Class A	828,445	499
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSHE)	236,990	499
*	Shaanxi Ligeance Mineral Resources Co. Ltd. Class A	262,000	499
	Baoji Titanium Industry Co. Ltd. Class A	233,400	499
	Dawning Information Industry Co. Ltd. Class A (XSHG)	83,200	498
	Saurer Intelligent Technology Co. Ltd. Class A	449,600	497
	Jilin Sino-Microelectronics Co. Ltd. Class A	673,700	497

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Shanghai Zhongyida Co. Ltd. Class B	4,407,300	497
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	635,080	497
*	Sichuan Chengfei Integration Technology Corp. Class A	216,379	496
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	835,797	496
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	340,400	495
	Chuying Agro-pastora Group Co. Ltd. Class A	2,227,192	495
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	495
	Shanghai ShenTong Metro Co. Ltd. Class A	531,176	494
	Qiming Information Technology Co. Ltd. Class A	478,073	494
	Dongfeng Electronic Technology Co. Ltd. Class A	451,788	494
	Jiangsu Leike Defense Technology Co. Ltd. Class A	602,323	494
	Tibet Galaxy Science & Technology Development Co. Ltd. Class A	469,400	493
*	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	99,820	493
	Bestsun Energy Co. Ltd. Class A	241,185	493
*	Guangzhou Restaurant Group Co. Ltd. Class A	144,572	492
	Hangzhou Jiebai Group Co. Ltd. Class A	693,786	492
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A	547,500	491
	China Railway Tielong Container Logistics Co. Ltd. Class A	450,150	491
*	Guangdong Highsun Group Co. Ltd. Class A	1,356,380	490
	Sinoma International Engineering Co. Class A	595,222	490
	Dalian Refrigeration Co. Ltd. Class B	1,763,581	490
	Henan Thinker Automatic Equipment Co. Ltd. Class A	104,239	489
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	489
	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	488
*	Harbin Churin Group Jointstock Co. Ltd. Class A	631,198	487
	Focus Technology Co. Ltd. Class A	275,400	487
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	397,066	487
	Daheng New Epoch Technology Inc. Class A	518,400	487
*	Minmetals Development Co. Ltd. Class A	508,486	487
	Tongwei Co. Ltd. Class A (XSHG)	526,200	486
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	478,140	486
	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	486
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	291,000	485
	Citychamp Dartong Co. Ltd. Class A	925,633	485
	Zhejiang Huamei Holding Co. Ltd. Class A	956,853	484
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	426,300	483
*	JinJian Cereals Industry Co. Ltd. Class A	1,176,000	483
	Lingyun Industrial Corp. Ltd. Class A	415,941	483
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	312,800	482
*	Galaxy Biomedical Investment Co. Ltd. Class A	863,800	482
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	443,776	482
*	Autobio Diagnostics Co. Ltd. Class A	61,900	482
	Kingfa Sci & Tech Co. Ltd. Class A	755,423	482
*	Beijing Global Safety Technology Co. Ltd. Class A	56,740	481
	Stanley Agricultural Group Co. Ltd. Class A	860,128	480
	Jinling Pharmaceutical Co. Ltd. Class A (XSEC)	538,552	480
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	452,536	478
*	Shenyang Jinshan Energy Co. Ltd. Class A	1,680,158	478
	Gansu Qilianshan Cement Group Co. Ltd. Class A	497,350	477
	Hangzhou Boiler Group Co. Ltd. Class A	646,818	477
*	Guangdong Advertising Group Co. Ltd. Class A	1,247,122	476
	China Sports Industry Group Co. Ltd. Class A	430,900	476
*	Focused Photonics Hangzhou Inc. Class A	143,400	475
	Jiangsu Zhongli Group Co. Ltd. Class A	436,400	474
	Sinotrans Air Transportation Development Co. Ltd. Class A	161,950	473
	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	473
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A	389,960	472
	Xiwang Foodstuffs Co. Ltd. Class A	429,100	472
	JiuGui Liquor Co. Ltd. Class A	217,000	472
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	267,534	472
	DeHua TB New Decoration Materials Co. Ltd. Class A	595,750	471
	Fujian Rongji Software Co. Ltd. Class A	500,500	470
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	1,344,100	470
*,§	Hareon Solar Technology Co. Ltd. Class A	3,766,600	470

34

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Zhefu Holding Group Co. Ltd. Class A	862,700	469
* SRE Group Ltd.	24,783,157	468
* Hengbao Co. Ltd. Class A	620,300	468
Guodian Nanjing Automation Co. Ltd. Class A	851,900	467
Jiangsu Huaxicun Co. Ltd. Class A	704,200	467
* Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	856,653	467
* Dongfang Electric Corp. Ltd. Class A	448,691	466
Unilumin Group Co. Ltd. Class A	369,840	466
Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	466
* Gohigh Data Networks Technology Co. Ltd. Class A	856,940	465
* Great Chinasoft Technology Co. Ltd. Class A	681,900	465
* China Chengtong Development Group Ltd.	17,691,007	464
Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	464
Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSHG)	345,011	463
Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	562,085	463
Jiangsu Etern Co. Ltd. Class A	1,035,970	463
Talkweb Information System Co. Ltd. Class A	844,649	463
Whirlpool China Co. Ltd. Class A	599,150	462
Jinzhou Port Co. Ltd. Class A	1,144,371	461
* Guangdong Weihua Corp. Class A	366,774	460
Zhejiang Jingu Co. Ltd. Class A	491,860	460
Beijing eGOVA Co. Ltd. Class A	312,103	457
* Meisheng Cultural & Creative Corp. Ltd. Class A	553,282	457
Jiangsu Dewei Advanced Materials Co. Ltd. Class A	1,164,200	457
* Zangge Holding Co. Ltd. Class A	288,800	456
Anhui Xinhua Media Co. Ltd. Class A	490,455	456
Guangzhou Automobile Group Co. Ltd. Class A	293,330	456
Jiajiayue Group Co. Ltd. Class A	149,290	456
Chongqing Gangjiu Co. Ltd. Class A	802,300	456
Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	763,986	455
Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	455
Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	454
Ningbo Peacebird Fashion Co. Ltd. Class A	175,698	453
Shandong Homey Aquatic Development Co. Ltd. Class A	1,296,098	453
Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	453
Beijing Aerospace Changfeng Co. Ltd. Class A	339,187	453
Tianma Microelectronics Co. Ltd. Class A	297,705	452
Shanghai Shunho New Materials Technology Co. Ltd. Class A	826,600	452
* Montnets Rongxin Technology Group Co. Ltd. Class A	437,000	452
Shanghai Wanye Enterprises Co. Ltd. Class A	357,600	452
Beijing TRS Information Technology Co. Ltd. Class A	387,406	451
* China CIFCO Investment Co. Ltd. Class A	394,800	451
Xiamen ITG Group Corp. Ltd. Class A	478,674	451
Zhuhai Huajin Capital Co. Ltd. Class A	381,017	448
* Shandong Shengli Co. Class A	821,977	448
* Shanxi Blue Flame Holding Co. Ltd. Class A	246,440	447
* Longmaster Information & Technology Co. Ltd. Class A	246,300	447
Sundy Land Investment Co. Ltd. Class A	1,220,600	447
Digital China Information Service Co. Ltd. Class A	311,643	447
Shenzhen Suntak Circuit Technology Co. Ltd. Class A	213,000	447
* Gansu Dunhuang Seed Group Co. Ltd. Class A	819,370	446
Cosmos Group Co. Ltd. Class A	876,400	446
EGing Photovoltaic Technology Co. Ltd. Class A	1,137,674	445
* Tianjin Faw Xiali Automobile Co. Ltd. Class A	865,700	445
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	340,049	445
Fiyta Holdings Ltd. Class B	681,898	445
Zhongshan Broad Ocean Motor Co. Ltd. Class A	893,700	445
* Shenzhen Liantronics Co. Ltd. Class A	525,023	443
* GI Technologies Group Co. Ltd. Class A	358,560	443
Tongyu Communication Inc. Class A	121,650	443
Beijing Hualian Department Store Co. Ltd. Class A	1,344,700	443
Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	442
SPIC Dongfang New Energy Corp. Class A	986,256	442
Wisesoft Co. Ltd. Class A	247,414	441

35

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Chengdu Leejun Industrial Co. Ltd. Class A	718,961	441
	Ningbo Marine Co. Ltd. Class A	938,000	440
	Nantong Jianghai Capacitor Co. Ltd. Class A	584,148	440
*	Anhui Tongfeng Electronics Co. Ltd. Class A	924,200	440
	Changyuan Group Ltd. Class A	522,960	439
	Nuode Investment Co. Ltd. Class A	773,000	439
*	Jiangsu Yulong Steel Pipe Co. Ltd. Class A	601,600	438
	Wolong Real Estate Group Co. Ltd. Class A	662,901	438
	Guangdong Mingzhu Group Co. Ltd. Class A	387,024	438
*	Shanghai Yatong Co. Ltd. Class A	511,000	437
*,§	Tian Jin Global Magnetic Card Co. Ltd. Class A	557,171	437
	Sichuan Jiuzhou Electric Co. Ltd. Class A	711,368	436
*	Jinzhou Cihang Group Co. Ltd. Class A	1,189,728	436
	Shanghai AtHub Co. Ltd. Class A	131,900	436
	Beijing VRV Software Corp. Ltd. Class A	935,500	433
	Mingsheng Holdings Co. Ltd. Class A	642,355	433
	Beijing Easpring Material Technology Co. Ltd. Class A	130,000	433
	Western Region Gold Co. Ltd. Class A	194,400	432
	Tungkong Inc. Class A	245,184	432
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (XSHG)	1,085,600	431
	Shanghai Environment Group Co. Ltd. Class A (XSSC)	238,530	431
*	Sichuan Tianyi Comheart Telecom Co. Ltd. Class A	129,400	430
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	553,537	430
*	Jilin Liyuan Precision Manufacturing Co. Ltd. Class A	943,730	430
	Ningxia Qinglong Pipes Industry Co. Ltd. Class A	430,090	430
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	120,960	428
*	Shenzhen Infogem Technologies Co. Ltd. Class A	326,680	428
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	427
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	977,300	427
	Shandong Lukang Pharma Class A	320,300	427
	Wuhan Jingce Electronic Group Ltd. Class A	55,118	426
*	Zhongrun Resources Investment Corp. Class A	867,700	425
	Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	424
	Surfilter Network Technology Co. Ltd. Class A	506,668	423
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	169,900	423
	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,247,940	422
*	Grinm Advanced Materials Co. Ltd. Class A	449,200	422
	Beijing Sifang Automation Co. Ltd. Class A	617,639	422
	Shanghai Xinhua Media Co. Ltd. Class A	805,781	419
*	Jiangsu Aoyang Health Industry Co. Ltd. Class A	784,900	418
	Sinochem International Corp. Class A (XSHG)	414,700	417
*	Hunan Corun New Energy Co. Ltd. Class A	690,330	417
	Eastern Pioneer Driving School Co. Ltd. Class A	224,916	416
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	416
	NSFOCUS Information Technology Co. Ltd. Class A	343,400	415
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSHE)	550,290	415
	Shenzhen Click Technology Co. Ltd. Class A	257,800	415
§	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	532,600	414
§	Shenzhen Zhengtong Electronics Co. Ltd. Class A	449,500	413
	Baotou Huazi Industry Co. Ltd. Class A	606,000	413
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	270,900	412
	Maoye Commericial Co. Ltd. Class A (XSHG)	577,668	412
	Nanjing Xinlian Electronics Co. Ltd. Class A	771,541	412
	COFCO Tunhe Sugar Co. Ltd. Class A	421,800	412
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	634,000	412
	Shanghai Belling Co. Ltd. Class A	350,844	411
	GF Securities Co. Ltd.	316,758	410
	Changyuan Group Ltd. Class A (XSSC)	488,983	410
*	Shenzhen Tellus Holding Co. Ltd. Class A	110,007	410
	Shanghai Wanye Enterprises Co. Ltd. Class A (XSSC)	323,932	409
*	Sinodata Co. Ltd. Class A	212,735	409
*	Estun Automation Co. Ltd. Class A	320,100	407
	Huaming Power Equipment Co. Ltd. Class A	758,043	407
	Xiamen Xindeco Ltd. Class A	486,051	406

36

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Guangdong Zhengye Technology Co. Ltd. Class A	150,025	405
Liaoning Wellhope Agri-Tech JSC Ltd. Class A	371,300	405
* Huludao Zinc Industry Co. Class A	943,200	402
Xiamen Kehua Hengsheng Co. Ltd. Class A	207,200	402
Guangdong Provincial Expressway Development Co. Ltd. Class A	392,500	401
* China Rare Earth Holdings Ltd.	9,082,389	401
Shanghai Jiaoda Onlly Co. Ltd. Class A	651,750	400
Jiangzhong Pharmaceutical Co. Ltd. Class A	179,760	400
Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	449,450	399
Chongqing Yukaifa Co. Ltd. Class A	731,800	398
* Hunan Tianrun Digital Entertainment & Cultural Media Co. Ltd. Class A	696,900	398
Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	585,500	397
Anhui Heli Co. Ltd. Class A (XSHG)	333,240	397
Lao Feng Xiang Co. Ltd. Class A (XSSC)	75,384	396
* Sundiro Holding Co. Ltd. Class A	1,009,900	396
Digital China Group Co. Ltd. Class A (XSEC)	202,500	396
Huaren Pharmaceutical Co. Ltd. Class A	856,972	396
* Jiangsu Zongyi Co. Ltd. Class A	611,800	394
Beijing GeoEnviron Engineering & Technology Inc. Class A	326,400	394
Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	394
* Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A (XSHE)	660,600	393
Beijing Haohua Energy Resource Co. Ltd. Class A	386,714	393
Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	392
* Shaanxi Ligeance Mineral Resources Co. Ltd. Class A (XSHE)	205,566	392
* Hunan TV & Broadcast Intermediary Co. Ltd. Class A	650,700	391
§ Tempus Global Business Service Holding Ltd. Class A	281,100	391
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A	280,900	391
* Gosun Holding Co. Ltd. Class A	727,848	391
Keda Clean Energy Co. Ltd. Class A	591,200	390
Zhejiang Juli Culture Development Co. Ltd.	587,836	389
Neusoft Corp. Class A (XSHG)	275,400	388
Guangzhou Shangpin Home Collection Co. Ltd. Class A	40,105	388
* Invengo Information Technology Co. Ltd. Class A	473,000	388
* Shangying Global Co. Ltd. Class A	337,100	387
Hangzhou Sunrise Technology Co. Ltd. Class A	403,128	387
Der Future Science & Technology Holding Group Co. Ltd. Class A	405,040	387
* MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	387
Greatoo Intelligent Equipment Inc.	1,407,600	386
* Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	385
Henan Yuguang Gold & Lead Co. Ltd. Class A	710,800	385
Shanghai STEP Electric Corp. Class A	503,347	384
* Shenzhen New Nanshan Holding Group Co. Ltd. Class A	898,744	384
Jihua Group Corp. Ltd. Class A (XSHG)	768,000	384
China Media Group Class A	962,720	384
Hongbaoli Group Corp. Ltd. Class A	714,859	383
* Innuovo Technology Co. Ltd. Class A	676,055	383
* Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	383
* LandOcean Energy Services Co. Ltd. Class A	599,400	383
Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A	456,626	383
China Grand Automotive Services Co. Ltd. Class A (XSHG)	640,770	382
* Beijing Tongtech Co. Ltd. Class A	194,800	382
Integrated Electronic Systems Lab Co. Ltd. Class A	423,130	381
Weichai Heavy Machinery Co. Ltd. Class A	398,324	381
Sino-Platinum Metals Co. Ltd. Class A	248,141	381
Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	596,600	381
Shenzhen Noposion Agrochemicals Co. Ltd. Class A	383,200	380
China Oilfield Services Ltd. Class A	270,177	380
* Chongqing Iron & Steel Co. Ltd. Class A	1,419,100	380
* CSSC Science & Technology Co. Ltd. Class A	375,000	380
Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	276,418	379
Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	379
Zhongzhu Healthcare Holding Co. Ltd. Class A	1,060,760	378
Zhejiang Hangmin Co. Ltd. Class A	318,100	378
Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	378

37

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Beijing Philisense Technology Co. Ltd. Class A	619,200	378
*	Shandong Minhe animal Husbandry Co. Ltd. Class A	222,583	378
	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSHG)	604,980	377
	GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	377
*	Henan Splendor Science & Technology Co. Ltd. Class A	514,800	377
*	Avic Aviation High-Technology Co. Ltd. Class A	510,148	377
	Changyou.com Ltd. ADR	28,150	377
	Loncin Motor Co. Ltd. Class A	645,000	376
	CPT Technology Group Co. Ltd. Class A	1,305,529	376
*	Whole Easy Internet Technology Co. Ltd. Class A	262,566	376
*	Lotus Health Group Co. Class A	1,349,937	375
*	Sichuan Haite High-tech Co. Ltd. Class A	302,880	375
	Kingswood Enterprise Co. Ltd. Class A	1,447,500	375
	Infund Holding Co. Ltd.	873,334	375
	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	499,088	374
	Porton Pharma Solutions Ltd. Class A	321,250	374
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	373
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	429,004	372
	Jiangsu Aucksun Co. Ltd. Class A	653,250	372
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	591,250	372
*,§	Zhonghong Holding Co. Ltd. Class A (XSHE)	3,392,620	371
*	Shen Zhen Mindata Holding Co. Ltd. Class A	424,200	370
	Wutong Holding Group Co. Ltd. Class A	826,122	370
	PKU Healthcare Corp. Ltd. Class A	476,696	369
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	368
	ZYNP Corp. Class A	447,900	367
	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	367
	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	146,423	366
*	263 Network Communications Co. Ltd. Class A	545,388	366
	Rizhao Port Co. Ltd. Class A	912,650	366
	CASIN Guoxing Property Development Co. Ltd.	849,801	365
	Shanghai Join Buy Co. Ltd. Class A	421,900	365
*	Henan Yuneng Holdings Co. Ltd. Class A	829,200	365
	SooChow Securities Co. Ltd. Class A (XSHG)	382,200	365
	CMST Development Co. Ltd. Class A (XSHG)	467,300	365
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,084,944	365
*	Haima Automobile Group Co. Ltd. Class A	1,131,800	363
*	Huaxun Fangzhou Co. Ltd. Class A	408,600	363
	Hisense Electric Co. Ltd. Class A	295,362	363
*	Shougang Concord International Enterprises Co. Ltd.	16,172,058	363
	Lanzhou Great Wall Electrical Co. Ltd. Class A	584,000	363
	Shenzhen Glory Medical Co. Ltd. Class A	528,222	362
*	IRICO Display Devices Co. Ltd. Class A	574,500	362
	Hongbo Co. Ltd. Class A	358,650	361
	Beijing WKW Automotive Parts Co. Ltd. Class A	652,976	361
*	Shanghai Shenhua Holdings Co. Ltd. Class A	1,337,862	360
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	372,800	360
	Canny Elevator Co. Ltd. Class A (XSHE)	578,496	360
	Shanghai Lansheng Corp. Class A	238,891	359
	Yotrio Group Co. Ltd. Class A	994,750	359
*	Ningbo Bird Co. Ltd. Class A	774,100	359
	Taihai Manoir Nuclear Equipment Co. Ltd. Class A	294,996	358
	China National Medicines Corp. Ltd. Class A (XSSC)	98,552	358
*	Shenwu Environmental Technology Co. Ltd. Class A	616,265	357
	Beijing Teamsun Technology Co. Ltd. Class A	420,486	356
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	356
	China National Software & Service Co. Ltd. Class A (XSHG)	97,500	356
	ENC Data Technology Co. Ltd. Class A	164,200	356
	ZhongYeDa Electric Co. Ltd. Class A	395,000	356
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	355
	Nanjing Central Emporium Class A	693,445	355
	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,709	355
	Zhuzhou Times New Material Technology Co. Ltd. Class A	348,522	354
	Sunstone Development Co. Ltd. Class A	202,300	354

38

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
CTS International Logistics Corp. Ltd. Class A	450,986	353
Wuxi Huaguang Boiler Co. Ltd. Class A	283,300	353
Changzheng Engineering Co. Ltd. Class A	171,551	352
* Chengdu Santai Holding Group Co. Ltd. Class A	800,731	351
Sanlux Co. Ltd. Class A	412,600	351
Anhui Jianghuai Automobile Group Corp. Ltd. Class A	534,301	350
Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	350
Shenzhen Aisidi Co. Ltd. Class A	422,520	349
* Skyworth Digital Co. Ltd. Class A	423,200	349
* Nationz Technologies Inc. Class A	266,700	349
Zhe Jiang Kangsheng Co. Ltd. Class A	841,000	349
AECC Aero-Engine Control Co. Ltd. Class A	196,500	348
Guangzhou Guangri Stock Co. Ltd. Class A (XSSC)	450,352	348
Nanjing Gaoke Co. Ltd. Class A (XSHG)	371,520	348
* Luyin Investment Group Co. Ltd. Class A	515,800	348
Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	347
* Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	781,900	347
* Hainan HNA Infrastructure Investment Group Co. Ltd. Class A	465,531	347
Shenzhen Minkave Technology Co. Ltd. Class A	163,100	346
Jiangling Motors Corp. Ltd. Class A	234,298	346
Vtron Group Co. Ltd. Class A	468,923	344
YanTai Shuangta Food Co. Ltd. Class A	815,400	344
Guangdong Macro Co. Ltd. Class A	864,971	344
* Shantui Construction Machinery Co. Ltd. Class A	722,635	343
Shanghai Dragon Corp. Class A	364,000	343
Xiamen Tungsten Co. Ltd. Class A (XSHG)	174,200	343
Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	710,400	343
Sanxiang Impression Co. Ltd. Class A	645,800	343
Weihai Guangtai Airport Equipment Co. Ltd. Class A	245,902	343
* Cofco Biochemical Co. Ltd. Class A	292,300	342
Shenzhen Fenda Technology Co. Ltd. Class A (XSEC)	656,357	342
Guizhou Red Star Developing Co. Ltd. Class A	321,100	342
Harbin Hatou Investment Co. Ltd. Class A	585,669	342
Sunward Intelligent Equipment Co. Ltd. Class A	424,600	341
Beijing Gehua CATV Network Co. Ltd. Class A	270,900	340
Changzhou Tronly New Electronic Materials Co. Ltd. Class A	86,376	339
Dalian Tianbao Green Foods Co. Ltd. Class A	951,580	339
Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	524,621	338
Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	412,700	338
* YUD Yangtze River Investment Industry Co. Ltd. Class A	347,125	338
Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	338
Tongyu Heavy Industry Co. Ltd. Class A	1,451,300	338
Pacific Securities Co. Ltd. Class A (XSHG)	821,535	338
* Ningbo Tuopu Group Co. Ltd. Class A	159,900	337
Changshu Fengfan Power Equipment Co. Ltd. Class A	845,828	337
* Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	336
Hangzhou Cable Co. Ltd. Class A	505,100	335
Guangdong Dowstone Technology Co. Ltd. Class A	177,300	335
* Tianjin Capital Environmental Protection Group Co. Ltd. Class A	329,936	335
* Jiangsu Yueda Investment Co. Ltd. Class A	486,700	334
China Television Media Ltd. Class A	289,800	334
^ Dongjiang Environmental Co. Ltd.	340,071	334
Julong Co. Ltd. Class A	332,900	334
Sanjiang Shopping Club Co. Ltd. Class A	185,300	334
* Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	333
* Linzhou Heavy Machinery Group Co. Ltd. Class A	695,460	332
Guangdong Delian Group Co. Ltd. Class A	634,135	332
* Visionox Technology Inc. Class A	273,150	331
§ Shenzhen Comix Group Co. Ltd. Class A (XSHE)	296,389	331
Guangdong Guangzhou Daily Media Co. Ltd. Class A	730,428	331
* Youngy Co. Ltd. Class A	183,076	331
Qinhuangdao Port Co. Ltd. Class A (XSHG)	729,500	331
Chengdu Xinzhu Road&Bridge Machinery Co. Ltd. Class A	482,514	329
China Molybdenum Co. Ltd. Class A (XSHG)	558,700	328

39

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* Elec-Tech International Co. Ltd. Class A	968,445	328
Advanced Technology & Materials Co. Ltd. Class A	501,000	328
Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	328
Guangxi Guidong Electric Power Co. Ltd. Class A	616,200	328
Chongqing Dima Industry Co. Ltd. Class A	868,700	327
Zhejiang Hangmin Co. Ltd. Class A (XSSC)	274,993	327
Guangzhou Development Group Inc. Class A (XSHG)	427,000	325
Shenzhen Center Power Tech Co. Ltd. Class A	252,250	325
Pubang Landscape Architecture Co. Ltd. Class A	897,097	324
Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSHE)	386,900	324
* Aerospace Hi-Tech Holdings Grp Ltd. Class A	244,480	324
Shenzhen Jiawei Photovoltaic Lighting Co. Ltd. Class A	433,702	324
Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	254,200	324
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	683,920	324
Canny Elevator Co. Ltd. Class A	519,677	323
* Shenwu Energy Saving Co. Ltd. Class A	361,405	323
* Guangdong Chaohua Technology Co. Ltd. Class A	809,488	323
Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	323
* United Electronics Co. Ltd. Class A	324,587	322
Southwest Securities Co. Ltd. Class A (XSHG)	547,606	321
* Ningbo Fuda Co. Ltd. Class A	692,700	321
Zhejiang Golden Eagle Co. Ltd. Class A	492,600	320
Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	553,950	320
* Tianjin Quanye Bazaar Group Co. Ltd. Class A	505,939	320
* Shenzhen Huakong SEG Co. Ltd. Class A	858,900	319
* Dongguan Kingsun Optoelectronic Co. Ltd. Class A	806,250	319
Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	318
* Yunnan Copper Co. Ltd. Class A (XSEC)	259,200	318
V V Food & Beverage Co. Ltd. Class A	772,770	318
Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A	1,061,671	318
Aerospace Communications Holding Group Co. Ltd. Class A	256,319	318
Guangzhou Wondfo Biotech Co. Ltd. Class A	81,635	318
* Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	549,605	318
Jiangsu General Science Technology Co. Ltd. Class A	345,300	318
Global Top E-Commerce Co. Ltd. Class A (XSEC)	206,400	317
Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	375,002	317
South Huiton Co. Ltd. Class A	423,300	317
* Hangzhou Sunyard System Engineering Co. Ltd. Class A	334,854	317
Ciwen Media Co. Ltd.	206,209	316
CITIC Heavy Industries Co. Ltd. Class A	831,227	316
Sichuan Changhong Electric Co. Ltd. Class A	917,600	316
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	315
Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	289,101	315
Changshu Tianyin Electromechanical Co. Ltd. Class A	188,393	315
Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	303,301	315
* Yueyang Xingchang Petrochemical Class A	228,952	315
Guangdong Rongtai Industry Co. Ltd. Class A	540,200	315
* Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	926,300	314
* China Aerospace Times Electronics Co. Ltd. Class A (XSSC)	373,500	314
Jinxi Axle Co. Ltd. Class A	501,211	314
Rongan Property Co. Ltd. Class A	814,200	312
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A (XSHG)	332,200	312
Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	294,624	311
Sichuan Xun You Network Technology Co. Ltd. Class A	97,194	311
* Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A	474,799	310
* Qinghai Salt Lake Industry Co. Ltd. Class A (XSEC)	283,500	310
Lanzhou LS Heavy Equipment Co. Ltd. Class A	489,203	310
Guangdong Shaoneng Group Co. Ltd. Class A	591,240	310
* North Industries Group Red Arrow Co. Ltd. Class A	329,543	309
* Tibet Mineral Development Co. Class A	291,700	309
* Zhejiang Guangsha Co. Ltd. Class A	706,650	309
Zhongtong Bus Holding Co. Ltd. Class A	470,700	309
Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	74,225	309
Fujian Longking Co. Ltd. Class A (XSHG)	245,222	308

40

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Dashang Co. Ltd. Class A	84,700	308
	Zhejiang Vie Science & Technology Co. Ltd. Class A	336,000	308
*	Juli Sling Co. Ltd. Class A	686,926	308
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	385,200	307
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	159,200	307
	Hunan Nanling Industry Explosive Material Co. Ltd. Class A	413,559	307
*,§	Zhonghong Holding Co. Ltd. Class A	2,799,945	307
	TDG Holdings Co. Ltd. Class A	384,600	306
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	528,000	305
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	396,095	305
	Shenzhen Hongtao Decoration Co. Ltd. Class A	691,360	304
	Jiangsu Zhongli Group Co. Ltd. Class A (XSEC)	279,049	303
*	Henan Yinge Industrial Investment Holding Co. Ltd. Class A	738,790	303
	Suzhou Good-Ark Electronics Co. Ltd. Class A	480,300	303
*	Henan Huanghe Whirlwind Co. Ltd. Class A	664,380	303
	Changchai Co. Ltd. Class B	954,342	302
	Chengdu Wintrue Holding Co. Ltd. Class A	479,170	302
	Yihua Lifestyle Technology Co. Ltd. Class A	526,699	301
	Antong Holdings Co. Ltd. Class A	286,860	300
	Shaanxi Broadcast & TV Network Intermediary Group Co. Ltd. Class A	416,916	299
*	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	299
§	Chengdu Techcent Environment Co. Ltd. Class A	215,300	298
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	422,660	298
	Sinoma International Engineering Co. Class A (XSHG)	361,650	298
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	297
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSEC)	317,700	297
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	297
*	Mesnac Co. Ltd. Class A	438,189	295
	Toyou Feiji Electronics Co. Ltd. Class A	288,235	294
*	Zhejiang Sunriver Culture Co. Ltd. Class A	493,970	294
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	294
	Shenzhen World Union Properties Consultancy Inc. Class A (XSEC)	437,605	293
*	Shenzhen Textile Holdings Co. Ltd. Class A	361,875	292
	Sino Wealth Electronic Ltd. Class A	109,024	292
	Shandong Xiantan Co. Ltd. Class A	146,530	292
	Changhong Meiling Co. Ltd. Class B	962,200	292
*	Dynavolt Renewable Power Technology Co. Ltd. Class A	331,383	291
	Henan City Development Environment Co. Ltd.	258,900	291
§	Huawei Culture Co. Ltd. Class A	351,400	291
	Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	291
	CTS International Logistics Corp. Ltd. Class A (XSSC)	370,600	290
	Shanghai New World Co. Ltd. Class A	314,400	289
	Jiangsu Wuzhong Industrial Co. Class A	359,939	289
*	Pang Da Automobile Trade Co. Ltd. Class A	1,316,800	288
§	Huawei Culture Co. Ltd. Class A (XSHE)	348,240	288
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A	240,800	288
	Hunan Investment Group Co. Ltd. Class A	490,600	287
*	China Tungsten And Hightech Materials Co. Ltd. Class A	363,860	287
	Guoguang Electric Co. Ltd. Class A	459,400	287
*	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	46,755,290	287
	Sufa Technology Industry Co. Ltd. CNNC Class A	190,700	286
	Sichuan EM Technology Co. Ltd. Class A	537,500	286
	Zhe Jiang Kangsheng Co. Ltd. Class A (XSHE)	688,800	286
	Royal Group Co. Ltd. Class A	593,878	284
*	Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	284
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	260,600	283
	Shanghai Maling Aquarius Co. Ltd. Class A	323,200	283
	Zhejiang Founder Motor Co. Ltd. Class A	378,586	283
	Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	283
	Dashang Group Co. Ltd. Class A (XSSC)	77,700	283
	Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	465,102	282
	Hisense Electric Co. Ltd. Class A (XSHG)	229,200	282
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	446,160	281
	Beijing Homyear Capital Holdings Co. Ltd. Class A	647,616	281

41

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	280
Henan Rebecca Hair Products Co. Ltd. Class A	687,794	280
Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	476,985	280
* China Minsheng DIT Group Ltd.	13,171,563	279
Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	278
Gansu Yasheng Industrial Group Co. Ltd. Class A	721,600	277
Konka Group Co. Ltd. Class A	535,900	277
Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	277
Zhejiang Talent Television & Film Co. Ltd. Class A	271,176	276
* Zhejiang Wanma Co. Ltd. Class A	383,972	276
* KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	276
* Beijing Shougang Co. Ltd. Class A (XSEC)	467,100	276
Guangdong Eastone Century Technology Co. Ltd. Class A	482,115	275
Betta Pharmaceuticals Co. Ltd. Class A	53,200	275
Besttone Holdings Co. Ltd. Class A	218,900	275
Shanghai Pret Composites Co. Ltd. Class A (XSEC)	208,303	275
Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	274
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	274
Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	101,400	273
China Coal Energy Co. Ltd. Class A (XSHG)	361,900	273
China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	188,400	273
Jinfa Labi Maternity & Baby Articles Co. Ltd. Class A	345,345	272
Tianjin Benefo Tejing Electric Co. Ltd. Class A	430,333	272
Jiangzhong Pharmaceutical Co. Ltd. Class A (XSHG)	121,940	271
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	271
Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	271
COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	557,401	270
* Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	115,300	270
Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	529,350	269
Zhejiang Daily Digital Culture Group Co. Ltd. (XSSC)	241,888	269
§ Shenzhen ESUN Display Co. Ltd. Class A	90,126	269
North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	269
* Steyr Motors Co. Ltd. Class A	519,800	269
Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	333,800	266
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSEC)	222,700	266
Shanghai AJ Group Co. Ltd. Class A (XSSC)	211,126	266
Neway Valve Suzhou Co. Ltd. Class A	170,321	266
Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	265
Nanjing Panda Electronics Co. Ltd. Class A	375,700	265
* Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,322,852	265
* Pengqi Technology Development Co. Ltd. Class A	502,032	265
Dalian Port PDA Co. Ltd. Class A	958,410	264
Hangjin Technology Co. Ltd. Class A	202,350	263
Xiangtan Electric Manufacturing Co. Ltd. Class A	344,549	263
Loncin Motor Co. Ltd. Class A (XSHG)	448,250	262
Qtone Education Group Guandong Ltd. Class A	296,692	261
* Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	236,600	260
* Henan Zhongfu Industry Co. Ltd. Class A	861,000	260
Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	259
Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	259
China Hi-Tech Group Co. Class A	449,600	259
* Jiangsu Phoenix Property Investment Co. Ltd. Class A	533,520	259
Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	258
* Zhonglu Co. Ltd. Class A	189,037	257
Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	291,998	256
* Guangdong Sunwill Precising Plastic Co. Ltd. Class A	618,660	256
Angel Yeast Co. Ltd. Class A (XSSC)	81,788	255
Shanghai Zijiang Enterprise Group Co. Ltd. Class A	597,218	255
Ningbo Yunsheng Co. Ltd. Class A	379,431	254
* Ningxia Xinri Hengli Steel Wire Co. Ltd. Class A	480,200	254
* Guizhou Salvage Pharmaceutical Co. Ltd. Class A	614,300	254
Chunghsin Technology Group Co. Ltd. Class A	225,463	254
Time Publishing and Media Co. Ltd. Class A	239,408	253
* Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	651,251	252

42

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
* Qianjiang Water Resources Development Co. Ltd. Class A	186,351	251
FSPG Hi-Tech Co. Ltd. Class A	556,700	251
TianGuang ZhongMao Co. Ltd. Class A (XSEC)	803,200	251
Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	328,934	251
Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	381,428	250
Zhongnan Red Culture Group Co. Ltd. Class A	730,660	249
Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	458,800	249
Xinjiang Tianye Co. Ltd. Class A	370,020	248
Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	460,880	247
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	247
Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	247
Shenzhen Capstone Industrial Co. Ltd. Class A	142,240	246
* Aerosun Corp. Class A	276,162	246
* Sansheng Intellectual Education Technology Co. Ltd. Class A	167,558	245
Chongqing Zongshen Power Machinery Co. Ltd. Class A	367,200	245
Glarun Technology Co. Ltd. Class A (XSHG)	137,358	245
* Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A (XSSC)	103,883	243
* Xiamen 35.com Technology Co. Ltd. Class A	289,600	243
Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	241
§ Chengdu B-Ray Media Co. Ltd. Class A	439,200	241
* Silk Road Logistics Holdings Ltd.	25,662,353	239
* Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	239
Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	385,700	238
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	270,600	238
Shanghai Yaoji Playing Card Co. Ltd. Class A	262,459	238
* CSSC Offshore and Marine Engineering Group Co. Ltd. Class A	177,401	238
CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	237
Eastern Communications Co. Ltd. Class A (XSHG)	392,200	237
Citic Offshore Helicopter Co. Ltd. Class A	296,000	237
Tangel Publishing Co. Ltd. Class A	408,820	236
* Shenzhen Fountain Corp. Class A	599,700	236
Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	236
Changchun Sinoenergy Corp. Class A	352,945	236
* COSCO SHIPPING Development Co. Ltd. Class A	730,576	235
* Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	235
Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	234
Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	234
* Shaanxi J&R Optimum Energy Co. Ltd. Class A	1,017,168	234
Tibet Urban Development and Investment Co. Ltd. Class A	267,344	234
* Andon Health Co. Ltd. Class A	324,156	233
Guangzhou Yuetai Group Co. Ltd.	772,500	233
Rizhao Port Co. Ltd. Class A (XSHG)	580,400	233
Yueyang Forest & Paper Co. Ltd. Class A	402,600	233
Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	232
Central China Securities Co. Ltd. Class A (XSSC)	334,200	232
Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	231
* Jiangsu Dagang Co. Ltd. Class A	423,089	231
Shenzhen Gongjin Electronics Co. Ltd. Class A	306,240	230
Jiangsu Yunyi Electric Co. Ltd. Class A	452,540	230
Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	245,226	230
Guangbo Group Stock Co. Ltd. Class A	409,434	230
Zhejiang Ming Jewelry Co. Ltd. Class A	328,100	229
Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	229
Shenzhen Silver Basis Technology Co. Ltd. Class A	266,346	228
Suzhou China Create Special Material Co. Ltd.	182,800	228
Air China Ltd. Class A (XSSC)	209,538	228
* Lifan Industry Group Co. Ltd. Class A	388,900	227
* Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	227
Jiangmen Kanhoo Industry Co. Ltd. Class A	114,120	227
Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	53,512	226
* First Tractor Co. Ltd. Class A (XSHG)	352,300	225
Luxin Venture Capital Group Co. Ltd. Class A	165,708	225
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	225
* Shandong Wohua Pharmaceutical Co. Ltd. Class A	238,400	223

43

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Xinjiang Xinxin Mining Industry Co. Ltd.	2,380,911	222
	Chengdu Taihe Health Technology Group Inc. Ltd. Class A	367,792	222
*	Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	222
	Zhejiang Jingxing Paper JSC Ltd. Class A	490,500	221
	Guangdong Xinhui Meida Nylon Co. Ltd. Class A	337,800	221
	Shanghai Jielong Industry Group Corp. Ltd. Class A	418,400	220
	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	586,600	219
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	153,600	219
	V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	219
	Guangxi Radio and Television Information Network Corp. Ltd. Class A	392,102	218
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	218
	Motic Xiamen Electric Group Co. Ltd. Class A	317,129	218
*	Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	217
	Hexing Electrical Co. Ltd. Class A	120,021	216
	Beijing Interact Technology Co. Ltd. Class A	269,800	216
	Shanghai Zhezhong Group Co. Ltd. Class A	165,900	214
*,§	Hua Han Health Industry Holdings Ltd.	13,993,028	214
	Guomai Technologies Inc. Class A (XSEC)	238,886	214
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	106,168	214
	Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	212
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	211
	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	365,300	211
	Xinhuanet Co. Ltd. Class A	102,200	211
	Kunshan Kersen Science & Technology Co. Ltd. Class A	177,968	210
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	210
	CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	210
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	210
	Ningbo Sanxing Electric Co. Ltd. Class A (XSHG)	258,500	209
	Simei Media Co. Ltd. Class A	245,136	209
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	206
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	206
	Deluxe Family Co. Ltd. Class A	437,436	206
	Beijing Philisense Technology Co. Ltd. Class A (XSEC)	335,133	204
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	204
	Keda Group Co. Ltd. Class A (XSSC)	315,140	204
	Ningbo David Medical Device Co. Ltd. Class A	182,500	204
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A	237,100	203
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	203
	Camel Group Co. Ltd. Class A (XSHG)	146,600	203
§	Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	193,329	203
	Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	201
	Rastar Group Class A	431,500	200
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	199
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	205,897	199
	Guangdong Guanhao High-Tech Co. Ltd. Class A	423,300	199
	Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	198
*	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	198
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	388,531	198
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	53,631	198
	Orient International Enterprise Ltd. Class A	151,830	196
	Shanghai Shenda Co. Ltd. Class A	280,493	195
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	87,300	195
	Henan Thinker Automatic Equipment Co. Ltd. Class A (XSHG)	41,500	195
	Guangzhou Zhiguang Electric Co. Ltd. Class A	377,400	194
	Qinhuangdao Port Co. Ltd. Class A (XSSC)	428,500	194
	Sichuan Languang Development Co. Ltd. Class A (XSSC)	283,172	194
	Beijing Bashi Media Co. Ltd. Class A	439,434	194
	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	194
	Huayi Electric Co. Ltd. Class A	364,092	192
	Southern Publishing & Media Co. Ltd. Class A	180,249	192
	Xiangxue Pharmaceutical Co. Ltd. Class A	207,900	192
	Wuxi Hodgen Technology Co. Ltd. Class A	228,121	191
	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	191
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	342,120	191

44

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Fuan Pharmaceutical Group Co. Ltd. Class A	390,000	190
Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	190
* Founder Technology Group Corp. Class A (XSHG)	533,300	189
Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	188
Top Resource Conservation & Environment Corp. Class A	364,100	188
Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	153,960	186
Jangho Group Co. Ltd. Class A (XSHG)	193,400	186
Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	186
Anhui Yingliu Electromechanical Co. Ltd. Class A	138,800	186
Ningbo BaoSi Energy Equipment Co. Ltd. Class A	207,974	186
* Hubei Mailyard Share Co. Ltd. Class A	259,600	185
* Lander Sports Development Co. Ltd. Class A	448,950	185
Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	145,095	185
Triangle Tyre Co. Ltd. Class A	113,100	184
Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	183
Nanjing Central Emporium Class A (XSHG)	358,100	183
* Jinlong Machinery & Electronics Co. Ltd. Class A	393,985	183
* Pang Da Automobile Trade Co. Ltd. Class A (XSSC)	833,600	183
Black Peony Group Co. Ltd. Class A (XSHG)	225,400	182
Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	182
People.cn Co. Ltd. Class A (XSHG)	180,600	181
Huaxin Cement Co. Ltd. Class A (XSHG)	65,900	181
Xinjiang Urban Construction Group Co. Ltd. Class A (XSSC)	162,900	180
Citychamp Dartong Co. Ltd. Class A (XSHG)	343,700	180
China Harzone Industry Corp. Ltd. Class A	183,330	179
BBMG Corp. Class A (XSHG)	377,414	179
China Television Media Ltd. Class A (XSSC)	155,437	179
* Gansu Mogao Industrial Development Co. Ltd. Class A	174,820	179
Lucky Film Co. Class A	219,191	178
Lecron Internet Media Industry Co. Ltd. Class A	178,500	178
Chongqing Machinery & Electric Co. Ltd.	2,890,723	178
* Chongqing Iron & Steel Co. Ltd.	1,229,474	176
China Western Power Industrial Co. Ltd. Class A	399,680	175
Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	173
Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	172
* Shanghai U9 Game Co. Ltd. Class A	318,000	172
China Sports Industry Group Co. Ltd. Class A (XSHG)	156,000	172
* Jinzi Ham Co. Ltd. Class A	258,518	172
Talkweb Information System Co. Ltd. Class A (XSEC)	314,007	172
Bestway Marine & Energy Technology Co. Ltd. Class A	401,050	171
* Huachangda Intelligent Equipment Group Co. Ltd. Class A	178,356	171
Shanghai East China Computer Co. Ltd. Class A (XSHG)	72,280	169
* Shenzhen Rapoo Technology Co. Ltd. Class A	120,590	169
Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	168
* Shanghai Hongda Mining Co. Ltd. Class A	250,782	167
AECC Aero Science and Technology Co. Ltd. Class A	103,600	167
* Rongyu Group Co. Ltd. Class A	395,857	167
Shanghai Lansheng Corp. Class A (XSHG)	110,800	167
Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	166
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	345,800	165
KAISA JiaYun Technology Inc. Class A	306,220	164
Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	164
Avic Heavy Machinery Co. Ltd. Class A	147,200	164
* Meidu Energy Corp. Class A (XSHG)	496,400	163
Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	82,109	163
Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	109,750	162
Qingdao Kingking Applied Chemistry Co. Ltd. Class A	239,870	162
Baofeng Group Co. Ltd. Class A	120,363	162
Sotech Smarter Equipment Co. Ltd. Class A	243,501	161
Guirenniao Co. Ltd. Class A	191,699	161
Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	160
* Oriental Times Media Corp. Class A	342,456	160
* Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	75,737	160
Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	159

45

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Jiangsu High Hope International Group Corp. Class A (XSSC)	252,100	158
Beijing Bohui Innovation Technology Co. Ltd. Class A	279,637	158
Gansu Gangtai Holding Group Co. Ltd. Class A (XSHG)	226,680	157
Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	100,920	157
Shanghai Cooltech Power Co. Ltd. Class A	157,500	156
Wasu Media Holding Co. Ltd. Class A (XSHE)	133,500	156
Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	247,500	156
Ningbo Yunsheng Group Co. Ltd. Class A (XSHG)	232,740	156
Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSHG)	105,300	155
Huayi Electric Co. Ltd. Class A (XSSC)	293,437	155
* Triumph Science & Technology Co. Ltd. Class A	309,550	155
* Sichuan Western Resources Holding Co. Ltd. Class A	315,200	154
Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	151,400	154
Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	153
* Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	153
Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	180,320	153
Inspur Software Co. Ltd. Class A (XSHG)	64,900	152
Shanghai Lonyer Fuels Co. Ltd. Class A	153,300	151
Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	151
* Bode Energy Equipment Co. Ltd. Class A	147,258	151
Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	150
Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	150
Shanghai Qiangsheng Holding Co. Ltd. Class A	250,900	150
Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	149
Chongyi Zhangyuan Tungsten Co. Ltd. Class A	201,600	148
Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	123,000	147
* Lifan Industry Group Co. Ltd. Class A (XSHG)	250,700	147
Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	146
* Hainan Mining Co. Ltd. Class A	239,100	146
* Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	341,600	145
Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	145
* CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	144
* Zhejiang Haiyue Co. Ltd. Class A (XSHG)	112,600	144
Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	125,100	144
Huayuan Property Co. Ltd. Class A (XSHG)	440,570	143
Shanghai Feilo Acoustics Co. Ltd. Class A	301,800	143
* Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	139
YongXing Special Stainless Steel Co. Ltd. Class A	75,068	139
* Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	139
Ningbo Joyson Electronic Corp. Class A (XSSC)	42,100	138
Shanghai New World Co. Ltd. Class A (XSHG)	149,800	138
Qingdao Haier Co. Ltd. Class A (XSHG)	75,300	137
Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	136
Sino-Platinum Metals Co. Ltd. Class A (XSHG)	87,750	135
Guangdong Silver Age Sci & Tech Co. Ltd. Class A	165,995	134
Guangdong Anjubao Digital Technology Co. Ltd. Class A	220,636	134
TangShan Port Group Co. Ltd. Class A (XSHG)	391,248	133
Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	133
* Fujian Cement Inc. Class A (XSSC)	119,800	133
Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	97,300	132
Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	132
* Tongda Hong Tai Holdings Ltd.	717,611	132
Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	98,400	132
* Huadian Energy Co. Ltd. Class A	382,900	131
Shanghai Feilo Acoustics Co. Ltd. Class A (XSSC)	270,600	128
Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	128
Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	60,430	126
Orient International Enterprise Ltd. Class A (XSHG)	97,700	126
Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	129,000	125
Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	125
Nanjing Quanxin Cable Technology Co. Ltd. Class A	91,630	124
Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	226,569	124
Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	122
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	63,720	122

46

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Deluxe Family Co. Ltd. Class A (XSHG)	257,500	121
*	Shanghai Dingli Technology Development Group Co. Ltd. Class A (XSHG)	228,600	121
*	Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A	201,000	120
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	107,075	119
*	Guangdong Sky Dragon Printing Ink Group Co. Ltd. Class A	269,170	118
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	118
	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSHG)	269,440	117
	China All Access Holdings Ltd.	2,508,795	117
*,§	JiangSu Yabaite Technology Co. Ltd. Class A	611,343	115
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	98,200	114
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	153,200	114
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	113
	Mianyang Fulin Precision Machining Co. Ltd. Class A	120,000	112
*	Oriental Times Media Corp. Class A (XSHE)	234,500	109
	Changzheng Engineering Co. Ltd. Class A (XSHG)	53,100	109
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	108
	Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSHG)	149,200	107
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	107
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSEC)	464,186	107
	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	106
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	105
*	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	230,400	105
	Zhejiang Medicine Co. Ltd. Class A (XSSC)	83,700	101
	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	247,320	101
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	101
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	100
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	100
	Shanghai Zhixin Electric Co. Ltd. Class A (XSHG)	209,544	100
	Lucky Film Co. Class A (XSHG)	120,000	97
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	97
	Tianqi Lithium Corp. Class A (XSEC)	22,910	96
	Sichuan Chengfa Aero-Science & Technology Co. Ltd. Class A (XSHG)	59,100	95
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	125,048	94
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	94
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	93
	ChangjiangRunfa Medicine Co. Ltd. Class A	120,933	93
	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	93
	Keda Clean Energy Co. Ltd. Class A (XSSC)	140,100	92
	Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	104,570	91
	Anhui Xinke New Materials Co. Ltd. Class A (XSHG)	348,200	90
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	123,400	90
*	Datong Coal Industry Co. Ltd. Class A (XSSC)	125,300	89
	Beijing HualuBaina Film & TV Co. Ltd. Class A	124,000	88
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	200,236	88
	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	88
*	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSHG)	89,650	87
*	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	87
*	MIE Holdings Corp.	4,018,884	84
	China Wafer Level CSP Co. Ltd. Class A	37,400	84
*	Liuzhou Liangmianzhen Co. Ltd. Class A	149,993	83
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	83
	Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	100,700	83
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	82
*	Aerosun Corp. Class A (XSHG)	90,800	81
*	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	242,900	78
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	77
*	Triumph Science & Technology Co. Ltd. Class A (XSHG)	153,600	77
	ENN Ecological Holdings Co. Ltd. Class A (XSSC)	47,823	76
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	251,850	75
	Hongfa Technology Co. Ltd. Class A (XSSC)	23,940	74
	Shanghai Fudan Forward S & T Co. Ltd. Class A	117,520	72
	Beijing Kingee Culture Development Co. Ltd. Class A (XSEC)	86,400	70
*	China Dynamics Holdings Ltd.	5,391,248	69
*	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	69

47

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Guirenniao Co. Ltd. Class A (XSHG)	81,674	69
*	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	69
	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSSC)	74,500	67
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	29,828	67
*	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSHG)	101,500	66
	Duzhe Publishing & Media Co. Ltd. Class A	93,800	65
§	Chengdu B-Ray Media Co. Ltd. Class A (XSHG)	115,100	63
	Maoye International Holdings Ltd.	825,290	59
	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	58
	Inzone Group Co. Ltd. Class A (XSSC)	78,132	56
*	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	206,200	55
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	52
	CPI Yuanda Environmental-Protection Group Co. Ltd. Class A (XSSC)	68,861	50
*	EverChina International Holdings Co. Ltd.	2,148,420	49
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	48
	China International Marine Containers Group Co. Ltd. Class A	30,200	47
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	53,000	39
*	China Soft Power Technology Holdings Ltd.	5,957,355	37
	Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	36
*	COSCO Shipping International Singapore Co. Ltd.	141,815	36
*,§	Real Nutriceutical Group Ltd.	1,315,000	34
	COSCO Shipping Co. Ltd. Class A (XSSC)	67,400	33
*	Zhonglu Co. Ltd. Class A (XSHG)	19,300	26
*	Shandong Hongda Mining Co. Ltd. Class A (XSSC)	27,800	19
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	6,000	16
*,2	CSC Financial Co. Ltd.	23,500	13
*	Fullsun International Holdings Group Co. Ltd.	95,133	11
	China Hi-Tech Group Co. Class A (XSSC)	16,500	10
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	7
	Ping An Bank Co. Ltd. Class A (XSEC)	4,000	6
*	Jiangsu Fasten Co. Ltd. Class A	900	1
^,*,§	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*	COSCO SHIPPING Holdings Co. Ltd. Class A	90	—
*,§	Zhongzhu Holding Ordinary Shares	5,306,018	—
^,*,§	Midas Holdings Ltd.	202,000	—
			24,724,267
Colombia (0.4%)
	Bancolombia SA ADR	1,918,358	70,864
	Ecopetrol SA	39,691,902	46,109
^	Ecopetrol SA ADR	1,692,639	39,371
	Grupo de Inversiones Suramericana SA	3,507,120	34,205
	Interconexion Electrica SA ESP	6,546,989	24,321
	Bancolombia SA	2,027,975	19,074
	Grupo Aval Acciones y Valores Preference Shares	48,574,428	17,049
	Grupo de Inversiones Suramericana SA Preference Shares	1,716,405	15,674
	Bancolombia SA Preference Shares	1,634,187	15,278
	Almacenes Exito SA	3,462,765	14,950
	Banco Davivienda SA Preference Shares	1,175,099	11,315
	Grupo Aval Acciones y Valores SA ADR	1,221,850	8,590
*	CEMEX Latam Holdings SA	2,714,977	4,216
	Corp Financiera Colombiana SA	647,813	3,964
	Avianca Holdings SA Preference Shares	4,547,759	2,790
			327,770
Czech Republic (0.2%)
	CEZ AS	2,596,925	61,790
	Komercni banka as	1,314,852	49,897
2	Moneta Money Bank AS	9,201,641	30,510
	O2 Czech Republic AS	478,950	5,035
	Philip Morris CR AS	6,707	4,215
			151,447
Egypt (0.2%)
	Commercial International Bank Egypt SAE	16,801,027	75,286
	Eastern Tobacco	11,998,473	10,769

48

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	ElSewedy Electric Co.	12,343,490	10,452
*	Egyptian Financial Group-Hermes Holding Co.	11,899,063	9,423
	Talaat Moustafa Group	17,399,151	8,997
*	Global Telecom Holding SAE	35,803,436	5,554
	Orascom Construction Ltd.	742,891	4,825
*	Medinet Nasr Housing	9,755,248	3,854
*	Ezz Steel Co. SAE	3,558,889	3,698
	Telecom Egypt Co.	5,842,749	3,441
*	Palm Hills Developments SAE	22,405,024	2,942
*	Six of October Development & Investment	3,326,445	2,783
	Sidi Kerir Petrochemicals Co.	2,204,960	2,719
*	Pioneers Holding for Financial Investments SAE	6,609,654	2,498
	Heliopolis Housing	2,338,420	2,343
	Abou Kir Fertilizers & Chemical Industries	1,439,450	2,169
	Egypt Kuwait Holding Co. SAE	1,722,309	1,912
	Juhayna Food Industries	2,813,413	1,507
	Oriental Weavers	2,557,341	1,307
*	Orascom Investment Holding	40,632,279	1,263
	Alexandria Mineral Oils Co.	2,073,279	809
*	Palm Hills Developments SAE Rights Exp. 11/15/2018	7,468,341	115
			158,666
Greece (0.4%)
	Hellenic Telecommunications Organization SA	3,783,719	42,168
	OPAP SA	3,448,255	32,397
*	Alpha Bank AE	21,323,510	32,180
	JUMBO SA	1,700,240	24,756
	Motor Oil Hellas Corinth Refineries SA	915,505	21,687
*	Eurobank Ergasias SA	28,539,433	19,239
	Mytilineos Holdings SA	1,742,693	15,392
	National Bank of Greece SA	8,515,287	14,738
	Titan Cement Co. SA	652,751	14,394
	Hellenic Petroleum SA	952,171	7,548
	Grivalia Properties REIC AE	796,108	6,841
*	Piraeus Bank SA	4,456,136	6,544
*	GEK Terna Holding Real Estate Construction SA	1,138,976	6,021
	Hellenic Exchanges SA	1,107,708	4,882
	Aegean Airlines SA	577,107	4,368
*	Ellaktor SA	2,235,956	3,225
	Holding Co. ADMIE IPTO SA	1,746,529	3,193
	Fourlis Holdings SA	632,941	3,108
*,§	FF Group	496,942	2,702
*	Public Power Corp. SA	1,691,203	2,532
	Sarantis SA	5,838	46
			267,961
Hungary (0.3%)
	OTP Bank Nyrt	3,557,831	127,817
	MOL Hungarian Oil & Gas plc	6,452,357	67,655
	Richter Gedeon Nyrt	2,129,013	39,547
	Magyar Telekom Telecommunications plc	5,615,839	7,658
*	Opus Global Nyrt	1,116,250	1,883
			244,560
India (10.9%)
	Reliance Industries Ltd.	47,683,895	684,563
	Housing Development Finance Corp. Ltd.	25,620,336	612,929
	Infosys Ltd.	57,974,054	535,742
	Tata Consultancy Services Ltd.	14,080,891	369,137
	Hindustan Unilever Ltd.	10,946,016	240,314
*	Axis Bank Ltd.	27,701,040	218,077
	ITC Ltd.	45,435,555	172,180
	Maruti Suzuki India Ltd.	1,877,511	167,998
	Sun Pharmaceutical Industries Ltd.	16,840,868	132,211
	HCL Technologies Ltd.	8,155,414	116,590
	Oil & Natural Gas Corp. Ltd.	48,300,449	100,052

49

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Mahindra & Mahindra Ltd.	9,613,187	99,662
Larsen & Toubro Ltd.	5,330,376	93,672
Bajaj Finance Ltd.	2,712,675	87,283
JSW Steel Ltd.	18,471,084	84,803
Bharti Airtel Ltd.	19,881,347	78,691
Asian Paints Ltd.	4,673,299	77,783
Vedanta Ltd.	26,070,741	74,593
Tech Mahindra Ltd.	7,393,070	74,465
Coal India Ltd.	19,855,560	71,561
UltraTech Cement Ltd.	1,463,612	69,257
Yes Bank Ltd.	26,792,022	68,138
NTPC Ltd.	31,207,247	67,379
* State Bank of India	17,661,960	67,215
Indian Oil Corp. Ltd.	33,976,076	63,748
Eicher Motors Ltd.	208,993	61,900
Indiabulls Housing Finance Ltd.	5,240,164	59,104
Hero MotoCorp Ltd.	1,559,411	58,219
Bharat Petroleum Corp. Ltd.	15,548,402	57,985
Godrej Consumer Products Ltd.	5,884,132	57,803
Titan Co. Ltd.	5,019,209	57,425
Grasim Industries Ltd.	4,890,154	55,174
Zee Entertainment Enterprises Ltd.	8,700,832	53,111
Nestle India Ltd.	376,509	51,635
UPL Ltd.	5,629,568	51,352
Bharti Infratel Ltd.	13,645,540	49,628
Adani Ports & Special Economic Zone Ltd.	11,485,880	49,555
Wipro Ltd.	11,014,157	49,307
Bajaj Finserv Ltd.	627,690	45,837
Bajaj Auto Ltd.	1,278,796	44,844
GAIL India Ltd.	8,842,189	44,799
Cipla Ltd.	5,187,745	44,225
Aurobindo Pharma Ltd.	4,124,368	44,200
Dabur India Ltd.	8,488,241	44,171
Lupin Ltd.	3,528,076	42,284
Shriram Transport Finance Co. Ltd.	2,659,225	42,004
Hindalco Industries Ltd.	13,894,800	41,428
Piramal Enterprises Ltd.	1,343,326	39,495
Britannia Industries Ltd.	514,223	39,202
* Tata Motors Ltd.	15,667,175	37,962
United Spirits Ltd.	4,865,674	37,939
Tata Steel Ltd.	4,620,745	34,649
Havells India Ltd.	3,899,789	34,142
Ambuja Cements Ltd.	12,678,644	33,840
Power Grid Corp. of India Ltd.	13,003,016	32,685
Marico Ltd.	7,441,358	32,345
Page Industries Ltd.	77,928	31,065
Bosch Ltd.	115,588	30,857
Wipro Ltd. ADR	5,923,307	30,623
* State Bank of India GDR	805,673	30,415
Hindustan Petroleum Corp. Ltd.	9,573,153	29,132
Ashok Leyland Ltd.	18,365,181	28,480
Mahindra & Mahindra Financial Services Ltd.	5,018,295	27,733
Divi's Laboratories Ltd.	1,356,028	27,259
Shree Cement Ltd.	143,897	27,157
Pidilite Industries Ltd.	2,079,350	26,967
Bharat Forge Ltd.	3,233,107	25,577
Mindtree Ltd.	2,187,349	25,206
LIC Housing Finance Ltd.	4,489,204	24,944
Federal Bank Ltd.	20,515,377	22,972
Dr Reddy's Laboratories Ltd.	657,542	22,588
Motherson Sumi Systems Ltd.	10,203,431	22,536
Dr Reddy's Laboratories Ltd. ADR	639,213	21,752
Biocon Ltd.	2,351,151	20,962
Info Edge India Ltd.	979,441	20,922

50

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Apollo Hospitals Enterprise Ltd.	1,326,322	20,491
2	HDFC Standard Life Insurance Co. Ltd.	4,059,702	20,459
*	Bharat Financial Inclusion Ltd.	1,681,090	19,975
	Crompton Greaves Consumer Electricals Ltd.	6,904,317	19,935
	Glenmark Pharmaceuticals Ltd.	2,346,772	19,712
2	ICICI Prudential Life Insurance Co. Ltd.	4,335,763	19,498
	Siemens Ltd.	1,539,625	19,409
	Oracle Financial Services Software Ltd.	394,824	19,369
	NMDC Ltd.	13,047,969	19,276
	Cadila Healthcare Ltd.	3,921,781	19,109
*	Future Retail Ltd.	2,864,534	18,977
	Bajaj Holdings & Investment Ltd.	496,746	18,917
	Rajesh Exports Ltd.	2,433,629	18,740
	United Breweries Ltd.	1,128,302	18,625
	Tata Power Co. Ltd.	17,551,371	18,165
	Mphasis Ltd.	1,323,636	17,695
	Container Corp. Of India Ltd.	2,009,685	17,239
	Jubilant Foodworks Ltd.	1,170,116	17,177
	REC Ltd.	10,901,004	17,161
	Colgate-Palmolive India Ltd.	1,130,739	17,098
*,2	Avenue Supermarts Ltd.	918,735	16,633
	ABB India Ltd.	955,773	16,531
	DLF Ltd.	7,351,982	16,381
	GlaxoSmithKline Consumer Healthcare Ltd.	172,584	16,326
	Alkem Laboratories Ltd.	616,387	15,942
2	InterGlobe Aviation Ltd.	1,326,430	15,928
	Torrent Pharmaceuticals Ltd.	688,867	15,558
	Exide Industries Ltd.	4,225,662	15,207
	Hindustan Zinc Ltd.	4,274,091	15,176
*	Vodafone Idea Ltd.	28,921,946	15,102
	ACC Ltd.	799,444	14,872
*	Jindal Steel & Power Ltd.	6,177,946	14,324
	IIFL Holdings Ltd.	2,289,252	14,259
	Berger Paints India Ltd.	3,767,083	14,258
*	Steel Authority of India Ltd.	16,267,716	14,202
	MRF Ltd.	16,185	14,123
	Natco Pharma Ltd.	1,364,669	13,922
	HEG Ltd.	237,237	13,796
	Bharat Heavy Electricals Ltd.	14,383,034	13,392
	TVS Motor Co. Ltd.	1,817,798	13,387
	Power Finance Corp. Ltd.	10,283,768	13,283
	Petronet LNG Ltd.	4,243,658	12,944
	Indian Hotels Co. Ltd.	7,406,308	12,913
	Sun TV Network Ltd.	1,448,678	12,741
	Bharat Electronics Ltd.	9,930,007	12,493
	Indiabulls Ventures Ltd.	2,147,184	12,436
	CESC Ltd.	1,029,140	12,367
	Edelweiss Financial Services Ltd.	5,631,218	12,364
	Cummins India Ltd.	1,195,319	12,080
	AIA Engineering Ltd.	519,945	12,054
	NHPC Ltd.	36,569,479	12,049
	L&T Finance Holdings Ltd.	6,866,587	11,868
*	Bank of Baroda	7,883,601	11,804
2	ICICI Lombard General Insurance Co. Ltd.	1,076,325	11,730
*	Motherson Sumi Systems Ltd. Temporary Line	5,101,715	11,263
	Balkrishna Industries Ltd.	753,379	11,158
*	Max Financial Services Ltd.	2,152,727	10,985
	Voltas Ltd.	1,492,573	10,928
	Apollo Tyres Ltd.	3,623,590	10,707
	IDFC Bank Ltd.	22,771,317	10,662
	Jubilant Life Sciences Ltd.	1,165,540	10,474
	Emami Ltd.	1,932,770	10,345
	Reliance Infrastructure Ltd.	2,090,330	10,143
	Oil India Ltd.	3,796,349	10,138

51

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Cholamandalam Investment and Finance Co. Ltd.	586,679	10,077
	GRUH Finance Ltd.	2,529,968	9,891
*	Dalmia Bharat Ltd.	344,522	9,795
	Tata Communications Ltd.	1,456,619	9,688
	Dewan Housing Finance Corp. Ltd.	3,179,283	9,669
2	Larsen & Toubro Infotech Ltd.	400,209	9,574
	Adani Enterprises Ltd.	4,147,554	9,531
*	Adani Power Ltd.	15,225,846	9,472
	Muthoot Finance Ltd.	1,700,656	9,412
	GlaxoSmithKline Pharmaceuticals Ltd.	488,876	9,383
	Castrol India Ltd.	4,550,277	9,162
	Gillette India Ltd.	101,645	8,981
	KPIT Technologies Ltd.	2,957,559	8,866
*	Adani Transmission Ltd.	3,930,943	8,852
*	Fortis Healthcare Ltd.	4,655,990	8,842
	Graphite India Ltd.	682,179	8,783
*,2	Bandhan Bank Ltd.	1,655,485	8,733
	Whirlpool of India Ltd.	458,582	8,658
	Tata Global Beverages Ltd.	2,897,665	8,534
*	GMR Infrastructure Ltd.	36,129,054	8,262
	Arvind Ltd.	1,735,145	8,057
	PI Industries Ltd.	750,153	7,880
	Godrej Industries Ltd.	1,202,308	7,601
*,2	SBI Life Insurance Co. Ltd.	1,001,080	7,584
	Manappuram Finance Ltd.	6,986,725	7,556
*	Canara Bank	2,057,326	7,288
	Torrent Power Ltd.	2,056,226	7,173
	Kansai Nerolac Paints Ltd.	1,367,357	7,029
*	Punjab National Bank	7,034,347	7,008
	Reliance Capital Ltd.	2,124,317	6,967
*	Tata Motors Ltd. Class A	5,209,593	6,878
	Hexaware Technologies Ltd.	1,513,760	6,873
	Ramco Cements Ltd.	844,832	6,863
	National Aluminium Co. Ltd.	7,343,529	6,781
	Oberoi Realty Ltd.	1,180,901	6,765
	PVR Ltd.	365,281	6,739
*	JSW Energy Ltd.	7,616,473	6,698
	KRBL Ltd.	1,435,621	6,697
	Supreme Industries Ltd.	484,215	6,457
	Sterlite Technologies Ltd.	1,246,657	6,439
	NCC Ltd.	6,121,586	6,220
	City Union Bank Ltd.	2,689,269	6,191
*	IDBI Bank Ltd.	7,635,989	6,111
	Bayer CropScience Ltd.	114,914	6,069
	Indraprastha Gas Ltd.	1,667,914	6,032
*	Aditya Birla Fashion and Retail Ltd.	2,461,706	6,006
	Pfizer Ltd.	151,854	5,996
	Sundaram Finance Ltd.	290,915	5,886
	Coromandel International Ltd.	1,026,805	5,851
	Amara Raja Batteries Ltd.	574,271	5,797
	Persistent Systems Ltd.	746,129	5,714
	Ipca Laboratories Ltd.	617,562	5,712
	Sanofi India Ltd.	72,073	5,658
	Kajaria Ceramics Ltd.	1,038,861	5,540
	Radico Khaitan Ltd.	1,033,524	5,499
*,2	PNB Housing Finance Ltd.	506,136	5,479
	Welspun India Ltd.	6,783,833	5,409
	Karur Vysya Bank Ltd.	4,954,000	5,346
*	Just Dial Ltd.	758,261	5,163
	Care Ratings Ltd.	348,778	5,072
	NBCC India Ltd.	6,692,882	5,009
	Indian Bank	1,439,781	4,921
	Thermax Ltd.	361,792	4,896
*	Mahindra CIE Automotive Ltd.	1,346,918	4,832

52

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
*	Ajanta Pharma Ltd.	333,758	4,777
2	AU Small Finance Bank Ltd.	636,226	4,776
	Gujarat Fluorochemicals Ltd.	396,332	4,745
*	Bank of India	3,985,341	4,640
	Mangalore Refinery & Petrochemicals Ltd.	4,165,114	4,614
	Alembic Pharmaceuticals Ltd.	564,744	4,565
	WABCO India Ltd.	53,172	4,534
2	Syngene International Ltd.	576,503	4,506
*,2	Eris Lifesciences Ltd.	486,444	4,475
	Gujarat State Petronet Ltd.	1,830,223	4,427
*,2	Quess Corp. Ltd.	446,948	4,389
	Prestige Estates Projects Ltd.	1,660,248	4,374
	Varun Beverages Ltd.	393,831	4,347
*	Sun Pharma Advanced Research Co. Ltd.	1,078,982	4,330
*	Reliance Power Ltd.	10,547,220	4,316
	Gujarat Pipavav Port Ltd.	3,188,336	4,314
	SRF Ltd.	165,074	4,313
	Ceat Ltd.	276,784	4,293
	Escorts Ltd.	503,395	4,273
	Century Textiles & Industries Ltd.	380,011	4,236
	Phoenix Mills Ltd.	552,159	4,149
	Cox & Kings Ltd.	1,502,091	4,139
*	Indiabulls Real Estate Ltd.	4,059,221	4,125
	Jain Irrigation Systems Ltd.	4,247,185	4,091
	Strides Pharma Science Ltd.	705,994	4,059
	eClerx Services Ltd.	281,630	4,055
*,§	Adani Gas Ltd.	4,603,071	3,794
	Great Eastern Shipping Co. Ltd.	878,930	3,721
*	Wockhardt Ltd.	536,763	3,596
	TI Financial Holdings Ltd.	539,711	3,561
	Blue Dart Express Ltd.	91,616	3,477
*	Godrej Properties Ltd.	429,227	3,477
	Engineers India Ltd.	2,164,778	3,390
	IRB Infrastructure Developers Ltd.	1,783,662	3,370
	Sobha Ltd.	553,058	3,342
*	Suzlon Energy Ltd.	39,267,277	3,328
	Redington India Ltd.	2,943,282	3,303
	Chambal Fertilizers and Chemicals Ltd.	1,697,887	3,302
*	Balrampur Chini Mills Ltd.	2,244,300	3,252
	Bombay Burmah Trading Co.	184,179	3,227
2	Dr Lal PathLabs Ltd.	266,448	3,175
	Welspun Corp. Ltd.	1,668,231	3,064
	Sadbhav Engineering Ltd.	1,078,381	3,008
	Rain Industries Ltd.	1,188,032	2,973
*	Reliance Communications Ltd.	17,214,298	2,881
	Jindal Saw Ltd.	2,501,190	2,881
*	CG Power and Industrial Solutions Ltd.	5,982,158	2,874
	Vakrangee Ltd.	8,076,049	2,832
	Capital First Ltd.	447,303	2,822
	Bajaj Corp. Ltd.	578,387	2,783
	Gujarat Gas Ltd.	325,971	2,767
	PTC India Ltd.	2,630,256	2,729
*	Kaveri Seed Co. Ltd.	402,801	2,711
	GE T&D India Ltd.	854,541	2,667
	Karnataka Bank Ltd.	1,855,436	2,602
	Motilal Oswal Financial Services Ltd.	305,886	2,578
	JM Financial Ltd.	2,512,311	2,573
	Repco Home Finance Ltd.	504,928	2,526
2	Dilip Buildcon Ltd.	438,834	2,514
	Symphony Ltd.	203,270	2,479
*	Union Bank of India	2,362,060	2,451
*	TV18 Broadcast Ltd.	4,769,144	2,412
	India Cements Ltd.	1,889,968	2,295
2	Endurance Technologies Ltd.	140,378	2,294

53

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	IDFC Ltd.	4,559,544	2,268
	Minda Industries Ltd.	491,166	2,061
*	IFCI Ltd.	10,892,947	2,043
	Avanti Feeds Ltd.	378,915	2,042
	Multi Commodity Exchange of India Ltd.	206,525	1,964
	Raymond Ltd.	186,308	1,895
	South Indian Bank Ltd.	9,144,582	1,814
	PC Jeweller Ltd.	2,219,491	1,756
*	Equitas Holdings Ltd.	1,189,264	1,733
	Vijaya Bank	2,789,455	1,659
*	Jaiprakash Associates Ltd.	18,964,999	1,649
	Srei Infrastructure Finance Ltd.	3,494,023	1,563
*	Indian Overseas Bank	7,504,203	1,524
*	Syndicate Bank	3,117,293	1,469
*	RattanIndia Power Ltd.	33,153,204	1,391
*	Oriental Bank of Commerce	1,250,565	1,360
*	Housing Development & Infrastructure Ltd.	4,877,229	1,330
	Reliance Home Finance Ltd.	2,388,370	1,324
*	Allahabad Bank	2,197,982	1,314
	Gateway Distriparks Ltd.	712,092	1,285
*	Jammu & Kashmir Bank Ltd.	2,201,271	1,258
*	Hindustan Construction Co. Ltd.	7,450,944	1,243
	VA Tech Wabag Ltd.	344,406	1,169
*	Corp Bank	3,209,758	1,164
*	Dish TV India Ltd.	1,909,252	1,124
	Gujarat Mineral Development Corp. Ltd.	906,524	1,058
*	Bajaj Hindusthan Sugar Ltd.	7,636,205	1,049
*	DEN Networks Ltd.	1,135,308	1,048
*	Unitech Ltd.	34,945,519	1,016
*	UCO Bank	3,911,966	1,012
	Sintex Industries Ltd.	6,043,284	987
*	Sintex Plastics Technology Ltd.	2,664,543	938
*	Shipping Corp. of India Ltd.	1,518,067	905
	GE Power India Ltd.	77,455	871
*	Jet Airways India Ltd.	277,508	831
	Infosys Ltd. ADR	87,492	829
*	Central Bank of India	1,889,837	816
*	Shree Renuka Sugars Ltd.	4,584,552	799
2	Laurus Labs Ltd.	169,197	780
	Mahanagar Gas Ltd.	62,687	710
	Sundram Fasteners Ltd.	96,506	695
*	Andhra Bank	1,615,424	640
*	Adani Green Energy Ltd.	1,157,471	614
	Marksans Pharma Ltd.	1,435,980	563
*	Cox & Kings Financial Services	500,697	441
	Thomas Cook India Ltd.	122,878	347
*	Solara Active Pharma Sciences Ltd.	73,998	329
*	Rolta India Ltd.	1,605,499	322
	McLeod Russel India Ltd.	126,557	231
2	Reliance Industries Ltd. GDR	2,576	74
	Sundaram Finance Holdings Ltd.	49,241	67
*,§	Amtek Auto Ltd.	525,565	33
*	JITF Infralogistics Ltd.	93,891	22
			8,053,943
Indonesia (2.2%)
	Bank Central Asia Tbk PT	147,953,680	230,373
	Telekomunikasi Indonesia Persero Tbk PT	723,368,212	183,247
	Bank Rakyat Indonesia Persero Tbk PT	812,659,418	168,666
	Astra International Tbk PT	308,082,801	160,254
	Bank Mandiri Persero Tbk PT	284,644,015	127,897
	Bank Negara Indonesia Persero Tbk PT	114,821,286	55,441
	United Tractors Tbk PT	23,635,927	52,184
	Unilever Indonesia Tbk PT	17,138,591	48,818
	Charoen Pokphand Indonesia Tbk PT	113,805,153	41,222

54

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Gudang Garam Tbk PT	7,300,130	34,800
Hanjaya Mandala Sampoerna Tbk PT	134,691,374	33,150
Indah Kiat Pulp & Paper Corp. Tbk PT	39,437,368	33,051
Indofood Sukses Makmur Tbk PT	71,046,008	27,952
Semen Indonesia Persero Tbk PT	44,566,610	26,424
Kalbe Farma Tbk PT	288,165,384	25,991
Bank Danamon Indonesia Tbk PT	49,345,931	24,119
Perusahaan Gas Negara Persero Tbk PT	159,951,179	23,425
Indocement Tunggal Prakarsa Tbk PT	20,364,161	23,236
Indofood CBP Sukses Makmur Tbk PT	36,967,247	21,720
Adaro Energy Tbk PT	198,301,779	21,549
Bukit Asam Tbk PT	66,971,244	18,809
* Pabrik Kertas Tjiwi Kimia Tbk PT	18,375,500	12,492
Ciputra Development Tbk PT	223,740,050	12,100
Matahari Department Store Tbk PT	37,067,467	11,842
Pakuwon Jati Tbk PT	374,178,467	11,774
Jasa Marga Persero Tbk PT	39,938,104	10,918
Indo Tambangraya Megah Tbk PT	6,523,080	10,688
Tower Bersama Infrastructure Tbk PT	33,006,037	10,161
* XL Axiata Tbk PT	57,539,298	9,943
Surya Citra Media Tbk PT	93,214,131	9,645
Ace Hardware Indonesia Tbk PT	104,155,756	9,395
* Bumi Serpong Damai Tbk PT	126,418,801	9,178
Bank Tabungan Negara Persero Tbk PT	55,452,338	7,741
Summarecon Agung Tbk PT	174,223,992	6,875
Aneka Tambang Tbk PT	147,473,610	6,619
* Vale Indonesia Tbk PT	33,878,347	6,538
* Medco Energi Internasional Tbk PT	113,419,243	6,119
Waskita Karya Persero Tbk PT	63,342,398	6,014
* Kresna Graha Investama Tbk PT	142,290,048	5,851
AKR Corporindo Tbk PT	25,292,625	5,760
* Trada Alam Minera Tbk PT	469,658,766	5,609
Barito Pacific Tbk PT	45,075,590	5,572
Lippo Karawaci Tbk PT	281,819,720	5,208
Astra Agro Lestari Tbk PT	6,367,313	5,035
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	39,141,599	4,610
Link Net Tbk PT	15,383,518	4,440
Media Nusantara Citra Tbk PT	83,712,424	4,307
Mitra Adiperkasa Tbk PT	80,177,226	4,224
Japfa Comfeed Indonesia Tbk PT	28,189,095	3,770
* Sentul City Tbk PT	556,401,544	3,482
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	40,664,495	3,456
PP Persero Tbk PT	39,339,695	3,452
* Panin Financial Tbk PT	188,811,331	3,409
* Alam Sutera Realty Tbk PT	175,015,554	3,206
Wijaya Karya Persero Tbk PT	43,229,270	3,133
Global Mediacom Tbk PT	123,974,703	2,678
Semen Baturaja Persero TBK PT	21,373,118	2,477
Ramayana Lestari Sentosa Tbk PT	29,304,466	2,296
Adhi Karya Persero Tbk PT	24,013,406	1,780
* Eagle High Plantations Tbk PT	147,276,163	1,701
* Kawasan Industri Jababeka Tbk PT	100,265,706	1,464
Timah Tbk PT	32,163,274	1,368
* Krakatau Steel Persero Tbk PT	49,643,146	1,210
Surya Semesta Internusa Tbk PT	38,981,698	1,196
Salim Ivomas Pratama Tbk PT	32,852,398	995
* Intiland Development Tbk PT	40,131,806	860
* Medco Energi Internasional Tbk PT Warrants Exp. 12/11/2020	32,541,705	659
* Agung Podomoro Land Tbk PT	66,344,385	611
* Siloam International Hospitals Tbk PT	3,481,343	527
Bekasi Fajar Industrial Estate Tbk PT	40,098,120	369
* Lippo Cikarang Tbk PT	1,655,277	168
Sampoerna Agro Tbk PT	1,040,802	164
* Matahari Putra Prima Tbk PT	13,068,382	129

55

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Wijaya Karya Beton Tbk PT	5,619,989	111
*,§	Sigmagold Inti Perkasa Tbk PT	14,934,100	49
			1,635,706
Kuwait (0.3%)
*	National Bank of Kuwait SAKP	23,136,300	62,579
*	Kuwait Finance House KSCP	23,694,400	45,791
*	Mobile Telecommunications Co. KSCP	16,157,900	23,688
	Agility Public Warehousing Co. KSCP	6,444,700	17,588
*	Boubyan Petrochemicals Co. KSCP	2,958,500	9,926
*	Boubyan Bank KSCP	5,381,000	9,312
*	Humansoft Holding Co. KSCP	748,800	7,512
*	National Industries Group Holding SAK	7,184,000	3,660
*	Warba Bank KSCP	3,777,200	2,820
*	Kuwait International Bank KSCP	3,526,700	2,762
*	Alimtiaz Investment Group KSCP	5,446,900	2,258
*	Mezzan Holding Co. KSCP	881,300	1,828
			189,724
Malaysia (3.3%)
	Public Bank Bhd. (Local)	47,885,358	281,682
	Tenaga Nasional Bhd.	61,073,111	214,680
	Malayan Banking Bhd.	87,050,592	197,583
	CIMB Group Holdings Bhd.	102,507,338	140,259
	Petronas Chemicals Group Bhd.	44,761,732	100,085
	Sime Darby Plantation Bhd.	55,987,479	70,466
	Genting Bhd.	36,821,484	64,619
	DiGi.Com Bhd.	58,344,533	60,117
	Dialog Group Bhd.	72,363,400	58,611
	Axiata Group Bhd.	69,070,419	56,331
	Maxis Bhd.	43,716,250	54,660
	IOI Corp. Bhd.	50,746,090	54,581
	Petronas Gas Bhd.	12,218,753	53,448
	IHH Healthcare Bhd.	44,392,875	53,059
	Hong Leong Bank Bhd.	10,115,642	50,092
	Genting Malaysia Bhd.	45,853,237	49,249
	Kuala Lumpur Kepong Bhd.	7,565,192	45,049
	PPB Group Bhd.	10,917,560	43,748
	Top Glove Corp. Bhd.	27,006,200	38,399
	Hartalega Holdings Bhd.	23,299,000	34,858
	Press Metal Aluminium Holdings Bhd.	29,578,420	34,241
	MISC Bhd.	22,629,914	32,945
	Petronas Dagangan Bhd.	4,723,507	29,398
	Sime Darby Bhd.	55,112,036	28,990
	Malaysia Airports Holdings Bhd.	14,548,400	28,918
	AMMB Holdings Bhd.	31,296,045	28,445
	Nestle Malaysia Bhd.	808,157	27,782
	RHB Bank Bhd.	18,702,000	23,397
	IJM Corp. Bhd.	50,375,734	19,638
	Gamuda Bhd.	34,174,217	19,552
	YTL Corp. Bhd.	73,667,810	18,694
	Alliance Bank Malaysia Bhd.	19,636,217	18,598
	Hong Leong Financial Group Bhd.	4,075,741	17,920
	British American Tobacco Malaysia Bhd.	2,261,134	16,798
	AirAsia Group Bhd.	25,069,448	15,751
	Westports Holdings Bhd.	18,906,901	15,421
	Inari Amertron Bhd.	32,634,200	15,329
	HAP Seng Consolidated Bhd.	6,312,200	14,855
	Bursa Malaysia Bhd.	8,471,000	14,831
	KLCCP Stapled Group Bhd.	7,425,346	13,599
	Sime Darby Property Bhd.	56,894,942	13,290
	Genting Plantations Bhd.	5,344,000	12,338
	YTL Power International Bhd.	50,684,333	11,523
	FGV Holdings Bhd.	30,729,557	10,290
	Sunway REIT	25,049,700	10,113
	Telekom Malaysia Bhd.	17,735,678	10,095

56

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
IOI Properties Group Bhd.	31,861,020	9,976
My EG Services Bhd.	33,151,650	9,533
QL Resources Bhd.	5,652,520	9,529
2 Astro Malaysia Holdings Bhd.	26,975,573	8,714
Sunway Bhd.	25,021,438	8,193
Kossan Rubber Industries Bhd.	8,142,800	8,053
Berjaya Sports Toto Bhd.	15,518,998	7,792
TIME dotCom Bhd.	4,116,800	7,678
Malakoff Corp. Bhd.	36,828,000	7,576
2 Lotte Chemical Titan Holding Bhd.	7,292,747	7,503
Yinson Holdings Bhd.	6,729,200	7,161
Malaysia Building Society Bhd.	30,873,100	6,950
SP Setia Bhd Group	13,402,745	6,735
IGB REIT	15,988,470	6,420
Malaysian Resources Corp. Bhd.	35,187,900	6,153
* Sapura Energy Bhd.	73,832,162	5,980
* Bumi Armada Bhd.	60,990,628	5,898
VS Industry Bhd.	15,333,750	5,869
DRB-Hicom Bhd.	12,889,800	5,799
Fraser & Neave Holdings Bhd.	670,300	5,399
Unisem M Bhd.	7,721,000	5,337
UEM Sunrise Bhd.	29,701,200	4,871
Supermax Corp. Bhd.	6,158,800	4,694
Cahya Mata Sarawak Bhd.	6,727,300	4,668
Serba Dinamik Holdings Bhd.	4,781,700	4,621
Pos Malaysia Bhd.	6,417,600	4,541
* Velesto Energy Bhd.	65,267,327	4,050
MMC Corp. Bhd.	15,609,395	3,997
Padini Holdings Bhd.	2,745,337	3,690
WCT Holdings Bhd.	15,971,862	3,096
Bermaz Auto Bhd.	6,608,100	3,001
* Berjaya Corp. Bhd.	40,686,589	2,725
* Eastern & Oriental Bhd.	8,703,864	2,461
Pavilion REIT	6,381,700	2,424
* Eco World Development Group Bhd.	9,892,000	2,366
* AirAsia X Bhd.	27,661,300	1,524
* Lafarge Malaysia Bhd.	2,039,381	1,048
Muhibbah Engineering M Bhd.	1,452,600	963
Sunway Construction Group Bhd.	2,138,100	743
KPJ Healthcare Bhd.	2,946,010	732
* KNM Group Bhd.	16,010,600	516
* UMW Oil & Gas Corp. Bhd. Warrants Exp. 09/30/2024	20,487,189	490
Datasonic Group Bhd.	4,951,100	426
Syarikat Takaful Malaysia Keluarga Bhd.	404,900	377
Scientex Bhd.	128,000	263
Malaysia Marine and Heavy Engineering Holdings Bhd.	1,617,029	228
* Sunway Bhd. Warrants Exp. 12/31/2024	3,268,483	227
* Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	3,624,441	208
* Mulpha International Bhd.	160,950	71
* Datasonic Group Bhd. Warrants Exp. 07/05/2023	2,475,550	44
§ RHB Bank Bhd. (XKLS)	11,952,935	29
		2,435,669
Mexico (3.3%)
America Movil SAB de CV	422,944,462	306,279
Fomento Economico Mexicano SAB de CV	32,628,578	277,387
Grupo Financiero Banorte SAB de CV	43,202,954	237,695
Wal-Mart de Mexico SAB de CV	79,223,357	202,336
Grupo Mexico SAB de CV Class B	54,201,277	125,062
* Cemex SAB de CV	234,121,769	116,869
Grupo Televisa SAB de CV	36,266,841	104,552
Grupo Bimbo SAB de CV Class A	38,275,906	71,697
Grupo Aeroportuario del Sureste SAB de CV Class B	3,266,631	54,297
Fibra Uno Administracion SAB de CV	47,542,702	51,093
Alfa SAB de CV Class A	48,180,501	50,782

57

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Grupo Financiero Inbursa SAB de CV	36,914,850	47,849
	Grupo Aeroportuario del Pacifico SAB de CV Class B	5,634,503	46,614
	Coca-Cola Femsa SAB de CV	8,096,775	46,181
	Mexichem SAB de CV	16,664,637	44,022
	Grupo Elektra SAB De CV	996,532	42,178
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	27,818,911	34,689
	Gruma SAB de CV Class B	3,291,226	34,349
	Infraestructura Energetica Nova SAB de CV	8,598,568	33,707
	Promotora y Operadora de Infraestructura SAB de CV Ordinary Shares	3,495,149	31,807
	Arca Continental SAB de CV	5,817,576	29,255
	Industrias Penoles SAB de CV	1,988,239	28,023
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,863,115	25,446
	Alsea SAB de CV	9,686,026	24,767
	Megacable Holdings SAB de CV	5,371,061	23,816
	El Puerto de Liverpool SAB de CV	3,311,974	20,989
	Kimberly-Clark de Mexico SAB de CV Class A	13,197,882	19,024
*	Regional SAB de CV	3,683,824	17,941
	Grupo Carso SAB de CV	5,825,441	17,144
	Gentera SAB de CV	18,318,217	14,843
*	Telesites SAB de CV	24,039,946	14,829
	Macquarie Mexico Real Estate Management SA de CV	14,256,831	13,883
	Bolsa Mexicana de Valores SAB de CV	7,765,409	11,702
	Industrias Bachoco SAB de CV Class B	3,051,453	11,193
	PLA Administradora Industrial S de RL de CV	8,682,074	10,557
	Corp Inmobiliaria Vesta SAB de CV	8,319,308	10,157
	Grupo Comercial Chedraui SAB de CV	5,689,668	10,058
*	La Comer SAB de CV	9,506,604	9,912
	Prologis Property Mexico SA de CV	5,450,491	9,609
2	Banco del Bajio SA	4,766,786	9,370
	Becle SAB de CV	6,881,694	8,453
*	Genomma Lab Internacional SAB de CV Class B	12,932,154	8,308
2	Nemak SAB de CV	10,344,078	7,531
	Grupo Lala SAB de CV	8,608,029	7,522
*	Alpek SAB de CV	5,608,836	7,383
*	Organizacion Soriana SAB de CV Class B	4,714,427	6,155
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,007,963	6,119
*	Industrias CH SAB de CV Class B	1,565,927	5,617
	Concentradora Fibra Danhos SA de CV	3,978,046	5,239
*	Hoteles City Express SAB de CV	4,655,076	5,126
*	Grupo Aeromexico SAB de CV	4,061,782	4,481
	Qualitas Controladora SAB de CV	2,220,156	4,473
	Grupo Herdez SAB de CV	2,250,651	4,182
	Promotora y Operadora de Infraestructura SAB de CV	521,497	3,581
	Credito Real SAB de CV SOFOM ER	2,469,643	2,825
2	GMexico Transportes SAB de CV	1,777,845	2,434
	OHL Mexico SAB de CV	1,611,597	2,216
	TV Azteca SAB de CV	20,473,151	2,207
2	Concentradora Fibra Hotelera Mexicana SA de CV	4,588,716	2,203
	Unifin Financiera SAB de CV SOFOM ENR	1,163,739	2,199
*	Grupo GICSA SAB de CV	5,152,341	2,006
	Rassini SAB de CV	439,697	1,491
*	Grupo Simec SAB de CV Class B	407,174	1,105
*	Axtel SAB de CV	5,715,462	931
*,2	Elementia SAB de CV	1,220,516	691
	Consorcio ARA SAB de CV	2,369,402	629
*,§	Empresas ICA SAB de CV	104,678	8
			2,397,078
Pakistan (0.2%)
	Oil & Gas Development Co. Ltd.	12,348,800	14,789
	Engro Corp. Ltd.	5,469,142	13,832
	Habib Bank Ltd.	11,920,762	13,107
	Pakistan Petroleum Ltd.	9,015,987	12,694
	Pakistan State Oil Co. Ltd.	5,497,980	11,616
	Lucky Cement Ltd.	3,084,834	11,608

58

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Hub Power Co. Ltd.	14,473,443	10,114
	Pakistan Oilfields Ltd.	2,280,840	9,375
	United Bank Ltd.	6,722,300	7,618
	Fauji Fertilizer Co. Ltd.	9,706,474	7,205
	MCB Bank Ltd.	4,639,164	6,933
	Engro Fertilizers Ltd.	8,144,880	4,985
	SUI Northern Gas Pipeline Ltd.	6,556,300	4,549
*	Searle Co. Ltd.	1,975,733	4,393
	Kot Addu Power Co. Ltd.	9,131,721	3,705
	DG Khan Cement Co. Ltd.	4,379,670	3,492
*	National Bank of Pakistan	8,789,900	3,200
	Nishat Mills Ltd.	2,665,900	2,960
*	SUI Southern Gas Co. Ltd.	14,985,400	2,911
	Fauji Cement Co. Ltd.	5,841,901	1,159
	Fauji Fertilizer Bin Qasim Ltd.	2,622,500	756
	Millat Tractors Ltd.	99,930	751
	Pakistan Telecommunication Co. Ltd.	8,247,500	687
	Thal Ltd.	181,766	610
	Bank Alfalah Ltd.	280,000	111
			153,160
Peru (0.4%)
	Credicorp Ltd.	682,544	154,057
	Credicorp Ltd. (XLIM)	357,268	80,385
	Cia de Minas Buenaventura SAA ADR	2,840,970	39,319
	Cia de Minas Buenaventura SAA	461,011	6,276
	Volcan Cia Minera SAA Class B	33,027,173	6,074
			286,111
Philippines (1.3%)
	SM Investments Corp.	7,419,003	125,067
	SM Prime Holdings Inc.	139,112,298	87,950
	Ayala Land Inc.	106,625,367	79,116
	BDO Unibank Inc.	30,755,601	70,450
	Ayala Corp.	3,818,030	65,728
	PLDT Inc.	1,787,712	46,136
	Bank of the Philippine Islands	28,200,688	43,360
	Jollibee Foods Corp.	6,458,699	33,354
	Universal Robina Corp.	13,375,054	32,535
	Metropolitan Bank & Trust Co.	24,760,558	30,377
	International Container Terminal Services Inc.	17,317,251	29,307
	Manila Electric Co.	4,146,223	28,540
	JG Summit Holdings Inc.	25,204,501	22,319
	Aboitiz Equity Ventures Inc.	23,479,451	20,655
	GT Capital Holdings Inc.	1,438,986	20,452
	Security Bank Corp.	7,284,464	19,686
	Metro Pacific Investments Corp.	215,874,879	19,391
	Globe Telecom Inc.	437,967	17,113
	Aboitiz Power Corp.	25,455,429	16,042
	Megaworld Corp.	187,082,664	15,435
	DMCI Holdings Inc.	62,372,497	14,979
*	Alliance Global Group Inc.	63,548,567	13,534
	LT Group Inc.	43,368,550	11,761
	Robinsons Land Corp.	28,551,007	11,223
	Puregold Price Club Inc.	13,979,192	10,619
	Pilipinas Shell Petroleum Corp.	11,029,324	10,028
	Semirara Mining & Power Corp. Class A	18,564,708	9,709
	Bloomberry Resorts Corp.	57,950,549	9,111
	Robinsons Retail Holdings Inc.	6,353,071	9,005
	Petron Corp.	39,597,057	5,993
	D&L Industries Inc.	27,778,190	5,918
	Manila Water Co. Inc.	12,322,728	5,764
	First Gen Corp.	18,952,092	5,541
	Vista Land & Lifescapes Inc.	50,017,300	4,942
*	Melco Resorts And Entertainment Philippines Corp.	30,205,943	4,048
	Century Pacific Food Inc.	14,131,987	3,530

59

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Filinvest Land Inc.	112,132,351	2,936
	Cebu Air Inc.	2,278,085	2,723
	Nickel Asia Corp.	40,376,703	1,918
*,2	CEMEX Holdings Philippines Inc.	34,832,471	1,381
*	DoubleDragon Properties Corp.	3,388,774	1,218
	Emperador Inc.	7,734,569	1,007
	Lopez Holdings Corp.	2,049,615	162
			970,063
Poland (0.0%)
*,§	getBACK SA	245,053	239

Qatar (1.1%)
	Qatar National Bank QPSC	6,828,715	365,519
	Industries Qatar QSC	2,893,291	111,332
	Qatar Islamic Bank SAQ	1,634,492	68,674
	Masraf Al Rayan QSC	6,104,187	63,669
	Commercial Bank PQSC	3,166,099	35,996
	Qatar Electricity & Water Co. QSC	633,316	32,670
	Ooredoo QPSC	1,346,337	25,509
	Barwa Real Estate Co.QSC	2,471,962	25,366
	Qatar Gas Transport Co. Ltd. QPSC	4,393,732	21,017
	Doha Bank QPSC	2,612,019	15,782
	Qatar Navigation QSC	725,044	14,153
*	Vodafone Qatar QSC	5,686,822	12,819
	United Development Co. QSC	2,990,928	11,483
	Qatar International Islamic Bank QSC	655,243	11,166
*	Ezdan Holding Group QSC	2,693,645	8,101
	Medicare Group QSC	238,866	4,205
*	Gulf International Services QSC	814,387	4,016
	Al Meera Consumer Goods Co. QSC	93,648	3,754
*	Salam International Investment Ltd. QSC	1,750,127	2,292
	Gulf Warehousing Co.QSC	162,981	1,815
			839,338
Russia (3.9%)
	Sberbank of Russia PJSC	157,669,238	453,186
	Lukoil PJSC ADR	4,100,408	305,722
	Lukoil PJSC	3,049,511	228,619
	Gazprom PJSC	84,348,043	198,716
	Tatneft PJSC ADR	2,594,082	182,081
	Gazprom PJSC ADR	37,847,111	178,960
	Novatek PJSC	8,493,507	135,268
	Novatek PJSC GDR	795,146	134,107
	Tatneft PJSC	8,475,842	100,216
	Rosneft Oil Co. PJSC GDR	11,045,811	77,390
	MMC Norilsk Nickel PJSC ADR	4,229,617	70,027
	Surgutneftegas OAO Preference Shares	117,199,623	67,711
	AK Transneft OAO Preference Shares	24,335	63,170
	Mobile TeleSystems PJSC ADR	7,448,832	59,665
	Alrosa PJSC	39,040,400	59,205
	Magnit PJSC GDR	4,162,290	55,437
	Rosneft Oil Co. PJSC	7,118,635	49,642
	MMC Norilsk Nickel PJSC	296,072	49,466
	Severstal PJSC	2,684,231	41,941
	VTB Bank PJSC	60,709,531,072	33,737
	Surgutneftegas PJSC ADR	8,334,287	33,120
	Moscow Exchange MICEX-RTS PJSC	23,469,968	31,286
	Inter RAO UES PJSC	512,972,670	31,036
	Novolipetsk Steel PJSC GDR	1,198,343	28,855
	PhosAgro PJSC GDR	1,715,929	22,422
	Magnitogorsk Iron & Steel Works PJSC	27,424,184	19,939
	Polyus PJSC GDR	517,612	15,953
	RusHydro PJSC	1,792,266,418	14,958
	Rostelecom PJSC	13,901,458	14,774
2	VTB Bank PJSC GDR	10,745,239	13,528

60

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Surgutneftegas PJSC	29,266,849	11,770
Federal Grid Co. Unified Energy System PJSC	4,602,744,717	10,690
Unipro PJSC	230,721,198	9,483
Aeroflot PJSC	5,828,510	8,606
Bashneft PJSC	293,156	8,575
Safmar Financial Investment	889,743	8,163
Tatneft PAO Preference Shares	802,370	6,391
* Raspadskaya OJSC	3,102,693	5,653
Severstal PJSC GDR	358,154	5,560
ROSSETI PJSC	536,105,584	5,478
Sistema PJSFC GDR	2,033,508	4,706
* M.Video PJSC	742,170	4,494
* Uralkali PJSC	3,327,285	4,258
TMK PJSC GDR	1,051,705	3,983
* Mechel PJSC	2,848,636	3,982
2 Detsky Mir PJSC	2,137,150	2,901
Magnit PJSC	51,269	2,796
Mosenergo PJSC	90,179,234	2,638
* RussNeft PJSC	301,134	2,549
Rostelecom PJSC ADR	285,263	1,871
Mobile TeleSystems PJSC	440,959	1,729
TGC-1 PJSC	8,801,055,345	1,146
TMK PJSC	1,111,110	1,032
Novolipetsk Steel PJSC	409,537	997
OGK-2 PJSC	157,137,880	829
Sistema PJSFC	5,036,000	597
* Mechel PJSC ADR	160,397	439
LSR Group PJSC GDR	42,635	79
Bashneft PAO Preference Shares	1,006	28
		2,891,560
South Africa (6.4%)
Naspers Ltd.	6,540,508	1,147,211
Sasol Ltd.	8,156,139	266,542
Standard Bank Group Ltd.	19,675,404	217,988
FirstRand Ltd.	49,009,690	214,058
MTN Group Ltd.	27,641,029	160,509
Sanlam Ltd.	26,833,574	135,116
Old Mutual Ltd.	74,448,144	114,458
Absa Group Ltd.	10,705,760	108,174
Remgro Ltd.	7,988,479	102,985
Nedbank Group Ltd.	5,759,694	97,369
Bid Corp. Ltd.	5,134,573	96,139
Shoprite Holdings Ltd.	6,891,448	84,132
Vodacom Group Ltd.	9,150,575	77,165
Growthpoint Properties Ltd.	45,066,039	69,190
Bidvest Group Ltd.	5,196,835	64,855
Mr Price Group Ltd.	3,933,080	61,581
AngloGold Ashanti Ltd.	6,203,141	60,376
Aspen Pharmacare Holdings Ltd.	5,662,140	59,877
Discovery Ltd.	5,288,070	56,753
Capitec Bank Holdings Ltd.	831,041	55,829
Redefine Properties Ltd.	82,440,106	53,583
RMB Holdings Ltd.	10,438,596	52,724
Woolworths Holdings Ltd.	14,910,519	51,493
Sappi Ltd.	8,703,973	48,904
Clicks Group Ltd.	3,819,865	48,660
NEPI Rockcastle plc	5,282,156	45,630
Tiger Brands Ltd.	2,486,273	44,534
Mondi Ltd.	1,833,425	43,880
Exxaro Resources Ltd.	3,933,813	40,235
Foschini Group Ltd.	3,548,224	38,843
Netcare Ltd.	22,645,274	38,010
SPAR Group Ltd.	3,137,357	37,409
Truworths International Ltd.	6,813,207	37,321

61

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Life Healthcare Group Holdings Ltd.	21,922,826	36,404
	AVI Ltd.	5,302,192	35,953
	Gold Fields Ltd.	12,580,890	33,261
	PSG Group Ltd.	2,161,612	32,235
	Anglo American Platinum Ltd.	953,977	31,059
	Imperial Holdings Ltd.	2,527,597	28,045
	Investec Ltd.	4,380,421	27,194
	Barloworld Ltd.	3,320,566	27,065
	Pick n Pay Stores Ltd.	5,722,429	26,448
	Rand Merchant Investment Holdings Ltd.	11,014,628	25,594
	Hyprop Investments Ltd.	3,997,835	24,470
*	MMI Holdings Ltd.	16,557,375	20,078
^,*	Sibanye Gold Ltd.	27,606,381	19,206
*	Impala Platinum Holdings Ltd.	10,359,854	19,037
	Telkom SA SOC Ltd.	4,727,572	17,207
	JSE Ltd.	1,505,911	16,731
	KAP Industrial Holdings Ltd.	30,784,889	16,261
	Resilient REIT Ltd.	4,002,241	16,240
^	Kumba Iron Ore Ltd.	811,654	15,914
	Fortress REIT Ltd. Class B	16,012,016	15,651
*	Super Group Ltd.	5,763,095	15,617
	Reunert Ltd.	2,802,976	15,144
*	Northam Platinum Ltd.	5,623,382	14,831
	Liberty Holdings Ltd.	1,998,440	14,659
	Coronation Fund Managers Ltd.	4,345,596	14,476
	African Rainbow Minerals Ltd.	1,671,710	14,154
	Santam Ltd.	669,808	14,040
	Pioneer Foods Group Ltd.	2,393,398	13,151
^,*,2	Pepkor Holdings Ltd.	10,415,558	12,914
	Vukile Property Fund Ltd.	9,266,808	12,767
*	Brait SE	5,001,321	12,518
	AECI Ltd.	1,895,878	12,201
	Tsogo Sun Holdings Ltd.	8,670,973	11,894
	Attacq Ltd.	11,588,760	11,433
*	Harmony Gold Mining Co. Ltd.	6,081,297	11,353
	Assore Ltd.	539,551	11,306
	Massmart Holdings Ltd.	1,646,664	10,695
*	Nampak Ltd.	10,340,722	10,433
2	Dis-Chem Pharmacies Ltd.	5,148,185	10,087
	Fortress REIT Ltd. Class A	8,485,070	9,735
*	PPC Ltd.	23,688,136	9,553
	Wilson Bayly Holmes-Ovcon Ltd.	904,354	9,382
*	Sun International Ltd.	2,342,163	9,354
*	Famous Brands Ltd.	1,274,232	9,067
	SA Corporate Real Estate Ltd.	32,741,820	8,779
	Astral Foods Ltd.	637,106	8,569
	Omnia Holdings Ltd.	1,029,042	8,108
	Murray & Roberts Holdings Ltd.	6,431,021	7,400
	Tongaat Hulett Ltd.	1,785,049	6,874
	Advtech Ltd.	6,120,980	5,926
	Emira Property Fund Ltd.	5,678,680	5,726
	Alexander Forbes Group Holdings Ltd.	15,522,288	5,468
	Cashbuild Ltd.	278,243	5,079
	DataTec Ltd.	3,059,949	4,849
	EOH Holdings Ltd.	2,153,339	4,807
	MAS Real Estate Inc.	3,316,893	4,741
	Adcock Ingram Holdings Ltd.	1,159,582	4,521
^,*	Steinhoff International Holdings NV	35,037,997	4,262
	Mpact Ltd.	2,682,033	3,781
	Zeder Investments Ltd.	11,811,478	3,760
	Peregrine Holdings Ltd.	2,543,757	3,535
*	Grindrod Ltd.	7,798,507	3,507
	Arrowhead Properties Ltd.	9,210,450	3,355
	Hosken Consolidated Investments Ltd.	388,650	3,336

62

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	City Lodge Hotels Ltd.	341,011	3,026
	Metair Investments Ltd.	2,697,746	2,655
^,*	Curro Holdings Ltd.	1,623,249	2,637
	Oceana Group Ltd.	440,723	2,601
	Lewis Group Ltd.	1,128,712	2,405
	Delta Property Fund Ltd.	5,892,183	2,391
	Alviva Holdings Ltd.	1,835,107	2,191
	Raubex Group Ltd.	1,669,177	2,144
*	Blue Label Telecoms Ltd.	5,875,388	2,065
	Rebosis Property Fund Ltd.	4,703,102	1,979
	Hudaco Industries Ltd.	198,979	1,893
*	Ascendis Health Ltd.	3,622,306	1,865
	Merafe Resources Ltd.	13,830,598	1,464
^	DRDGOLD Ltd.	5,711,126	1,444
^,*	Stadio Holdings Ltd.	5,056,163	1,369
^,*	Grindrod Shipping Holdings Ltd.	195,250	1,276
	Clover Industries Ltd.	1,141,346	1,271
*	Long4Life Ltd.	3,897,927	1,186
*	ArcelorMittal South Africa Ltd.	1,611,325	416
*	Royal Bafokeng Platinum Ltd.	199,960	362
*	Steinhoff International Holdings NV (XETR)	1,075,902	140
	EPP NV	39,579	56
	Equites Property Fund Ltd.	22,885	31
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	73,897	13
*	Allied Electronics Corp. Ltd.	6,251	7
			4,749,620
Switzerland (0.0%)
^	Fanhua Inc. ADR	544,367	14,578

Taiwan (14.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	227,865,845	1,710,676
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	28,851,701	1,099,250
	Hon Hai Precision Industry Co. Ltd.	182,412,892	464,341
	Formosa Plastics Corp.	74,593,325	243,926
	Nan Ya Plastics Corp.	86,052,401	214,357
	Cathay Financial Holding Co. Ltd.	120,488,502	191,296
	Formosa Chemicals & Fibre Corp.	52,444,123	190,323
	CTBC Financial Holding Co. Ltd.	280,719,522	187,979
	Uni-President Enterprises Corp.	73,472,984	178,088
	Fubon Financial Holding Co. Ltd.	111,917,424	175,588
	Largan Precision Co. Ltd.	1,568,956	171,430
	MediaTek Inc.	22,351,764	165,104
	China Steel Corp.	187,717,868	148,259
	Mega Financial Holding Co. Ltd.	168,343,343	142,552
	Delta Electronics Inc.	32,996,676	138,890
	Catcher Technology Co. Ltd.	11,362,812	114,892
	E.Sun Financial Holding Co. Ltd.	161,325,985	107,116
	Chunghwa Telecom Co. Ltd.	29,708,913	104,936
	ASE Technology Holding Co. Ltd.	51,236,943	103,341
	President Chain Store Corp.	8,632,481	97,652
	First Financial Holding Co. Ltd.	150,812,108	95,410
	Chunghwa Telecom Co. Ltd. ADR	2,683,142	94,125
	Taiwan Mobile Co. Ltd.	24,615,590	87,959
	Yuanta Financial Holding Co. Ltd.	174,905,029	85,056
	Formosa Petrochemical Corp.	20,796,509	82,100
	Taiwan Cooperative Financial Holding Co. Ltd.	142,690,532	80,367
	Asustek Computer Inc.	10,789,589	80,007
	Hua Nan Financial Holdings Co. Ltd.	135,102,843	76,311
	Taiwan Cement Corp.	66,234,264	74,453
	China Development Financial Holding Corp.	218,740,413	70,430
	Taishin Financial Holding Co. Ltd.	157,488,200	70,172
	Quanta Computer Inc.	40,609,494	64,232
	Yageo Corp.	5,978,933	61,309
	Far Eastern New Century Corp.	60,893,861	61,248

63

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Far EasTone Telecommunications Co. Ltd.	24,849,533	59,216
SinoPac Financial Holdings Co. Ltd.	168,267,178	57,240
Chang Hwa Commercial Bank Ltd.	97,780,943	55,549
Pegatron Corp.	30,045,093	54,900
Chailease Holding Co. Ltd.	18,607,860	53,370
Shin Kong Financial Holding Co. Ltd.	140,639,573	46,369
Pou Chen Corp.	41,444,721	42,056
China Life Insurance Co. Ltd. Ordinary Shares	42,446,426	40,343
Advantech Co. Ltd.	5,811,584	40,100
* Tatung Co. Ltd.	33,907,920	39,636
Asia Cement Corp.	37,125,130	39,363
Cheng Shin Rubber Industry Co. Ltd.	27,804,751	39,228
Novatek Microelectronics Corp.	8,733,412	38,636
Innolux Corp.	126,906,952	38,535
Eclat Textile Co. Ltd.	3,147,269	37,474
Lite-On Technology Corp.	32,467,864	37,330
Inventec Corp.	45,817,576	37,030
Foxconn Technology Co. Ltd.	17,393,583	36,935
AU Optronics Corp.	92,924,669	36,306
Compal Electronics Inc.	64,111,410	35,414
United Microelectronics Corp.	90,805,970	34,604
United Microelectronics Corp. ADR	17,621,869	33,129
Feng TAY Enterprise Co. Ltd.	5,305,273	31,915
Walsin Technology Corp.	7,494,501	31,669
Acer Inc.	44,831,897	31,547
Realtek Semiconductor Corp.	7,194,439	28,970
WPG Holdings Ltd.	23,241,040	27,680
Wistron Corp.	42,718,405	26,188
Globalwafers Co. Ltd.	3,263,000	25,975
Vanguard International Semiconductor Corp.	13,796,980	25,527
Hiwin Technologies Corp.	3,821,961	24,805
Taiwan High Speed Rail Corp.	24,951,482	24,794
Walsin Lihwa Corp.	48,866,965	24,305
Taiwan Business Bank	73,173,940	24,156
Synnex Technology International Corp.	21,713,300	23,432
Micro-Star International Co. Ltd.	10,473,000	23,330
TA Chen Stainless Pipe Ltd.	16,148,850	22,819
Powertech Technology Inc.	10,361,000	22,727
Accton Technology Corp.	8,051,000	22,285
Chroma ATE Inc.	6,134,000	21,609
Highwealth Construction Corp.	14,487,000	21,280
Chicony Electronics Co. Ltd.	10,067,892	20,179
Nanya Technology Corp.	12,007,246	20,049
Airtac International Group	2,294,181	19,792
TCI Co. Ltd.	1,349,088	18,899
Win Semiconductors Corp.	6,110,139	18,872
Winbond Electronics Corp.	43,255,524	18,844
LCY Chemical Corp.	11,126,000	18,713
Formosa Taffeta Co. Ltd.	17,080,424	18,618
Tripod Technology Corp.	7,703,000	18,613
* TaiMed Biologics Inc.	2,927,000	18,281
Ruentex Development Co. Ltd.	13,067,971	18,137
Giant Manufacturing Co. Ltd.	4,605,509	17,626
Radiant Opto-Electronics Corp.	6,620,291	17,398
Eva Airways Corp.	37,634,739	17,240
Ruentex Industries Ltd.	6,747,872	16,955
Teco Electric and Machinery Co. Ltd.	29,125,000	16,757
Chipbond Technology Corp.	8,815,000	16,235
Sino-American Silicon Products Inc.	8,443,292	15,811
Zhen Ding Technology Holding Ltd.	6,894,000	15,773
Taiwan Fertilizer Co. Ltd.	11,418,086	15,528
^ AU Optronics Corp. ADR	3,998,859	15,316
Simplo Technology Co. Ltd.	2,617,400	15,222
Macronix International Co. Ltd.	26,945,343	15,003

64

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Phison Electronics Corp.	2,278,000	14,980
Feng Hsin Steel Co. Ltd.	7,827,310	14,849
* China Petrochemical Development Corp.	40,172,000	14,713
Hotai Motor Co. Ltd.	2,098,764	14,522
Makalot Industrial Co. Ltd.	2,705,987	14,520
CTCI Corp.	10,145,000	14,327
Nien Made Enterprise Co. Ltd.	2,290,000	14,202
Taiwan Secom Co. Ltd.	4,967,876	14,141
Merida Industry Co. Ltd.	3,897,256	13,682
Parade Technologies Ltd.	1,027,000	13,669
Capital Securities Corp.	44,884,593	13,450
Epistar Corp.	14,737,180	13,363
King's Town Bank Co. Ltd.	13,925,000	13,324
China Airlines Ltd.	44,850,050	13,309
Hota Industrial Manufacturing Co. Ltd.	3,139,562	13,218
St. Shine Optical Co. Ltd.	737,000	13,157
Far Eastern International Bank	41,082,910	13,154
Eternal Materials Co. Ltd.	17,444,630	13,004
Lien Hwa Industrial Corp.	13,142,709	12,959
Evergreen Marine Corp. Taiwan Ltd.	34,946,685	12,911
Qisda Corp.	22,642,000	12,877
* PharmaEssentia Corp.	2,226,526	11,893
International CSRC Investment Holdings Co.	10,508,611	11,787
Silergy Corp.	923,620	11,767
Merry Electronics Co. Ltd.	2,712,528	11,756
* HTC Corp.	10,586,221	11,523
FLEXium Interconnect Inc.	4,519,260	11,425
Taiwan Glass Industry Corp.	26,150,290	11,245
Compeq Manufacturing Co. Ltd.	17,354,000	11,146
E Ink Holdings Inc.	13,921,000	11,023
Oriental Union Chemical Corp.	11,907,372	10,805
King Slide Works Co. Ltd.	1,021,000	10,624
Wistron NeWeb Corp.	4,507,687	10,519
Transcend Information Inc.	5,023,429	10,504
TSRC Corp.	11,215,000	10,359
General Interface Solution Holding Ltd.	3,077,070	10,277
Standard Foods Corp.	6,825,403	10,263
Grape King Bio Ltd.	1,614,039	10,181
Voltronic Power Technology Corp.	613,355	9,928
Gigabyte Technology Co. Ltd.	7,542,000	9,916
Great Wall Enterprise Co. Ltd.	10,054,790	9,809
Sinbon Electronics Co. Ltd.	3,519,315	9,725
King Yuan Electronics Co. Ltd.	16,397,000	9,603
Mitac Holdings Corp.	11,629,338	9,456
Unimicron Technology Corp.	19,329,849	9,448
Bizlink Holding Inc.	1,757,678	9,405
Taichung Commercial Bank Co. Ltd.	28,336,706	9,351
Poya International Co. Ltd.	1,064,703	9,279
Global Unichip Corp.	1,356,940	9,272
Cheng Loong Corp.	14,412,000	9,205
TTY Biopharm Co. Ltd.	3,492,000	9,128
Grand Pacific Petrochemical Corp.	13,342,394	9,031
Taiwan Union Technology Corp.	3,280,772	9,030
China Steel Chemical Corp.	2,212,000	9,004
U-Ming Marine Transport Corp.	8,592,868	8,999
Huaku Development Co. Ltd.	4,383,000	8,916
Coretronic Corp.	6,422,400	8,838
WT Microelectronics Co. Ltd.	6,823,751	8,802
Elite Material Co. Ltd.	4,390,246	8,800
Tong Yang Industry Co. Ltd.	7,760,000	8,775
YFY Inc.	24,139,883	8,757
Nan Kang Rubber Tire Co. Ltd.	9,839,000	8,600
eMemory Technology Inc.	1,128,000	8,370
Elan Microelectronics Corp.	4,448,500	8,311

65

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Yungtay Engineering Co. Ltd.	4,520,000	8,260
Career Technology MFG. Co. Ltd.	5,919,338	8,212
HannStar Display Corp.	36,414,113	8,034
China Motor Corp.	10,605,000	8,006
Chong Hong Construction Co. Ltd.	3,497,000	7,972
Cathay Real Estate Development Co. Ltd.	13,068,700	7,773
Kenda Rubber Industrial Co. Ltd.	8,035,571	7,700
ASPEED Technology Inc.	520,000	7,663
Yulon Motor Co. Ltd.	12,972,584	7,585
Genius Electronic Optical Co. Ltd.	1,163,775	7,560
Wafer Works Corp.	7,369,651	7,511
* OBI Pharma Inc.	1,907,000	7,465
Gourmet Master Co. Ltd.	1,229,469	7,457
Taiwan Hon Chuan Enterprise Co. Ltd.	4,820,000	7,434
President Securities Corp.	18,313,293	7,421
Clevo Co.	9,398,000	7,319
Waterland Financial Holdings Co. Ltd.	22,491,638	7,314
TPK Holding Co. Ltd.	4,689,018	7,311
Sunny Friend Environmental Technology Co. Ltd.	1,002,000	7,236
LandMark Optoelectronics Corp.	1,083,900	7,204
* Mercuries Life Insurance Co. Ltd.	16,074,847	7,051
Cub Elecparts Inc.	1,159,552	7,017
Yieh Phui Enterprise Co. Ltd.	22,261,204	6,916
Primax Electronics Ltd.	5,081,000	6,867
China Bills Finance Corp.	15,747,000	6,729
* PChome Online Inc.	1,467,873	6,712
Wan Hai Lines Ltd.	13,704,450	6,703
Getac Technology Corp.	5,688,000	6,702
ASMedia Technology Inc.	481,027	6,659
Chilisin Electronics Corp.	2,756,592	6,640
Taiwan Styrene Monomer Corp.	8,895,000	6,629
Holy Stone Enterprise Co. Ltd.	2,079,013	6,560
Chin-Poon Industrial Co. Ltd.	5,838,000	6,524
ITEQ Corp.	5,059,416	6,495
Center Laboratories Inc.	3,472,371	6,432
Ardentec Corp.	7,332,882	6,396
Tong Hsing Electronic Industries Ltd.	2,132,000	6,370
Sercomm Corp.	3,953,000	6,322
Tung Ho Steel Enterprise Corp.	9,276,000	6,293
* Asia Pacific Telecom Co. Ltd.	32,267,000	6,212
* Taiwan TEA Corp.	12,263,000	6,209
Sanyang Motor Co. Ltd.	9,641,000	6,178
China Man-Made Fiber Corp.	19,418,198	6,171
Ton Yi Industrial Corp.	14,347,000	6,124
Asia Optical Co. Inc.	3,399,000	6,123
Long Chen Paper Co. Ltd.	11,808,474	6,040
United Integrated Services Co. Ltd.	3,327,000	5,957
Greatek Electronics Inc.	4,691,000	5,856
Lotes Co. Ltd.	1,037,000	5,825
Kinpo Electronics Inc.	19,197,000	5,753
Hung Sheng Construction Ltd.	6,730,800	5,723
Yulon Finance Corp.	2,065,000	5,687
Far Eastern Department Stores Ltd.	11,222,000	5,613
* Ritek Corp.	17,324,424	5,557
Sigurd Microelectronics Corp.	6,151,000	5,530
Everlight Electronics Co. Ltd.	6,401,000	5,515
Lung Yen Life Service Corp.	2,878,000	5,426
Farglory Land Development Co. Ltd.	4,735,000	5,413
* United Renewable Energy Co. Ltd.	24,244,701	5,401
Cheng Uei Precision Industry Co. Ltd.	7,799,473	5,385
Visual Photonics Epitaxy Co. Ltd.	2,963,500	5,356
Shin Zu Shing Co. Ltd.	2,142,000	5,265
Taiwan Semiconductor Co. Ltd.	3,473,000	5,224
Advanced Ceramic X Corp.	828,615	5,219

66

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Tainan Spinning Co. Ltd.	13,265,000	5,217
Systex Corp.	2,600,000	5,209
Charoen Pokphand Enterprise Co. Ltd.	3,803,476	5,161
Topco Scientific Co. Ltd.	2,464,342	5,111
Taiwan Paiho Ltd.	3,445,000	5,102
Shinkong Synthetic Fibers Corp.	14,686,000	4,971
* CMC Magnetics Corp.	27,224,000	4,870
Kinsus Interconnect Technology Corp.	3,668,000	4,813
PharmaEngine Inc.	1,396,457	4,728
YC INOX Co. Ltd.	5,911,200	4,727
Ennoconn Corp.	704,085	4,683
Gloria Material Technology Corp.	8,615,640	4,658
* Radium Life Tech Co. Ltd.	9,422,000	4,650
Prince Housing & Development Corp.	13,823,000	4,515
Chlitina Holding Ltd.	674,000	4,506
YungShin Global Holding Corp.	3,486,000	4,462
Lealea Enterprise Co. Ltd.	14,563,000	4,460
Machvision Inc.	429,231	4,416
Wah Lee Industrial Corp.	2,796,000	4,386
UPC Technology Corp.	11,858,589	4,364
Namchow Holdings Co. Ltd.	3,072,000	4,340
Cleanaway Co. Ltd.	776,000	4,283
USI Corp.	11,158,861	4,265
Pan-International Industrial Corp.	7,417,000	4,257
AcBel Polytech Inc.	7,390,000	4,250
TXC Corp.	4,249,000	4,249
Hsin Kuang Steel Co. Ltd.	3,864,000	4,161
Mercuries & Associates Holding Ltd.	6,453,568	4,158
Ginko International Co. Ltd.	728,000	4,157
Goldsun Building Materials Co. Ltd.	15,701,000	4,148
* Pan Jit International Inc.	5,727,000	4,141
Test Research Inc.	2,969,000	4,129
* Yang Ming Marine Transport Corp.	14,834,725	4,109
Taiwan Surface Mounting Technology Corp.	3,760,000	4,107
Sitronix Technology Corp.	1,581,000	4,098
Unitech Printed Circuit Board Corp.	9,530,880	4,016
* AmTRAN Technology Co. Ltd.	10,479,000	4,004
Chung-Hsin Electric & Machinery Manufacturing Corp.	6,079,000	4,000
Pharmally International Holding Co. Ltd.	528,728	3,995
Darfon Electronics Corp.	3,452,000	3,980
Pixart Imaging Inc.	1,497,000	3,968
Asia Vital Components Co. Ltd.	5,770,000	3,967
Foxsemicon Integrated Technology Inc.	1,126,242	3,942
Aten International Co. Ltd.	1,538,000	3,858
BES Engineering Corp.	16,980,000	3,855
Holtek Semiconductor Inc.	1,990,483	3,771
International Games System Co. Ltd.	846,000	3,764
Flytech Technology Co. Ltd.	1,664,000	3,742
Taiwan PCB Techvest Co. Ltd.	4,710,000	3,683
Rechi Precision Co. Ltd.	4,972,000	3,664
IEI Integration Corp.	3,508,200	3,663
Elite Semiconductor Memory Technology Inc.	3,797,000	3,654
Chaun-Choung Technology Corp.	1,084,000	3,647
Chunghwa Precision Test Tech Co. Ltd.	268,443	3,637
Zeng Hsing Industrial Co. Ltd.	777,000	3,608
Test Rite International Co. Ltd.	4,897,000	3,555
Xxentria Technology Materials Corp.	1,840,000	3,514
China General Plastics Corp.	5,876,442	3,491
§ Syncmold Enterprise Corp.	1,657,500	3,478
Soft-World International Corp.	1,617,000	3,464
Everlight Chemical Industrial Corp.	6,884,200	3,444
Depo Auto Parts Ind Co. Ltd.	1,579,000	3,431
Firich Enterprises Co. Ltd.	3,006,040	3,395
Elite Advanced Laser Corp.	1,939,349	3,390

67

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

		Market
		Value
	Shares	($000)
Ho Tung Chemical Corp.	15,494,459	3,343
SDI Corp.	1,533,236	3,337
A-DATA Technology Co. Ltd.	2,710,000	3,314
Kinik Co.	1,929,000	3,306
OptoTech Corp.	6,393,103	3,276
Formosa International Hotels Corp.	744,000	3,214
Hu Lane Associate Inc.	1,257,000	3,213
Faraday Technology Corp.	3,061,000	3,186
ITE Technology Inc.	3,210,000	3,153
Darwin Precisions Corp.	6,263,000	3,119
* Wei Chuan Foods Corp.	5,030,000	3,103
* Taiwan Land Development Corp.	11,881,201	3,074
Egis Technology Inc.	970,100	3,060
TA-I Technology Co. Ltd.	2,049,000	3,004
Lextar Electronics Corp.	5,597,663	2,993
Tyntek Corp.	5,985,000	2,950
* Orient Semiconductor Electronics Ltd.	12,970,000	2,943
ScinoPharm Taiwan Ltd.	3,986,576	2,942
Kindom Construction Corp.	5,222,000	2,877
Nan Liu Enterprise Co. Ltd.	563,000	2,855
Lite-On Semiconductor Corp.	3,505,000	2,838
Casetek Holdings Ltd.	1,952,364	2,762
Wowprime Corp.	1,036,000	2,737
Concraft Holding Co. Ltd.	706,712	2,686
Taiwan Cogeneration Corp.	3,179,000	2,686
KEE TAI Properties Co. Ltd.	7,078,000	2,681
Taiflex Scientific Co. Ltd.	2,698,920	2,635
Advanced Wireless Semiconductor Co.	2,079,000	2,599
China Metal Products Co. Ltd.	2,658,000	2,591
Global Mixed Mode Technology Inc.	1,333,000	2,576
Long Bon International Co. Ltd.	5,334,100	2,575
Sunplus Technology Co. Ltd.	7,505,000	2,531
Nan Ya Printed Circuit Board Corp.	3,145,521	2,516
* D-Link Corp.	7,598,000	2,479
* CSBC Corp. Taiwan	2,359,999	2,471
Dynapack International Technology Corp.	1,939,000	2,438
Ta Ya Electric Wire & Cable Co. Ltd.	6,850,000	2,419
CyberTAN Technology Inc.	6,098,000	2,412
Posiflex Technology Inc.	787,764	2,404
* Lotus Pharmaceutical Co. Ltd.	1,239,000	2,396
Wisdom Marine Lines Co. Ltd.	2,502,844	2,393
* Microbio Co. Ltd.	4,422,000	2,391
Li Cheng Enterprise Co. Ltd.	1,863,713	2,378
Gemtek Technology Corp.	3,989,000	2,373
Sampo Corp.	6,331,000	2,368
FocalTech Systems Co. Ltd.	3,180,000	2,331
Taiyen Biotech Co. Ltd.	2,457,000	2,330
Sporton International Inc.	616,459	2,297
momo.com Inc.	380,000	2,293
Brogent Technologies Inc.	488,400	2,229
Yulon Nissan Motor Co. Ltd.	310,188	2,157
Formosan Rubber Group Inc.	4,658,135	2,155
TYC Brother Industrial Co. Ltd.	2,895,000	2,144
Altek Corp.	2,882,000	2,133
Hong Pu Real Estate Development Co. Ltd.	3,326,000	2,132
Adlink Technology Inc.	1,843,790	2,094
ChipMOS Technologies Inc.	3,006,569	2,080
Tung Thih Electronic Co. Ltd.	1,005,000	2,059
Jentech Precision Industrial Co. Ltd.	1,093,000	2,032
* Federal Corp.	5,681,040	2,004
Asia Polymer Corp.	4,534,854	1,997
* Shining Building Business Co. Ltd.	6,279,840	1,995
Lingsen Precision Industries Ltd.	7,333,000	1,989
* XinTec Inc.	1,840,225	1,964

68

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Global Brands Manufacture Ltd.	5,173,000	1,954
*	Taigen Biopharmaceuticals Holdings Ltd.	3,741,820	1,951
	L&K Engineering Co. Ltd.	2,341,000	1,922
	Swancor Holding Co. Ltd.	1,006,000	1,915
*	Ichia Technologies Inc.	4,266,000	1,912
	Globe Union Industrial Corp.	3,939,000	1,864
*	Li Peng Enterprise Co. Ltd.	7,079,000	1,858
	Sinyi Realty Inc.	1,937,391	1,847
	Sonix Technology Co. Ltd.	2,123,000	1,819
*	Etron Technology Inc.	6,578,000	1,818
	Basso Industry Corp.	1,277,000	1,805
*	Unizyx Holding Corp.	5,295,000	1,785
	China Chemical & Pharmaceutical Co. Ltd.	3,009,000	1,779
*	Silicon Integrated Systems Corp.	7,452,468	1,768
*	Medigen Biotechnology Corp.	1,336,000	1,747
	Yeong Guan Energy Technology Group Co. Ltd.	1,284,000	1,743
	Cyberlink Corp.	852,000	1,712
	Jess-Link Products Co. Ltd.	1,986,750	1,704
	Alpha Networks Inc.	3,710,000	1,637
*	Kuo Toong International Co. Ltd.	2,342,950	1,586
*	HannsTouch Solution Inc.	8,494,000	1,579
	Rich Development Co. Ltd.	5,537,000	1,569
	Weltrend Semiconductor Inc.	2,093,568	1,565
	Quanta Storage Inc.	2,255,000	1,550
*	WUS Printed Circuit Co. Ltd.	3,243,600	1,522
*	AGV Products Corp.	7,062,370	1,512
	CHC Healthcare Group	1,412,899	1,502
*	Tong-Tai Machine & Tool Co. Ltd.	2,617,000	1,471
	Senao International Co. Ltd.	1,290,000	1,435
*	Unity Opto Technology Co. Ltd.	5,295,000	1,430
	Iron Force Industrial Co. Ltd.	717,000	1,423
	Ability Enterprise Co. Ltd.	3,587,491	1,408
*	Gold Circuit Electronics Ltd.	4,135,000	1,372
	Concord Securities Co. Ltd.	5,802,500	1,356
	Evergreen International Storage & Transport Corp.	3,228,000	1,337
	Elitegroup Computer Systems Co. Ltd.	3,216,000	1,324
	Kung Long Batteries Industrial Co. Ltd.	281,000	1,303
	Supreme Electronics Co. Ltd.	1,533,000	1,293
	China Electric Manufacturing Corp.	4,538,000	1,286
	Huang Hsiang Construction Corp.	1,545,000	1,243
*,§	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	1,241
	Chung Hwa Pulp Corp.	4,020,000	1,183
*	Motech Industries Inc.	5,585,883	1,174
	Chun Yuan Steel Industry Co. Ltd.	3,524,000	1,140
*	Cheng Mei Materials Technology Corp.	4,872,000	1,132
	Kuoyang Construction Co. Ltd.	3,109,111	1,130
	Zinwell Corp.	1,943,000	1,083
	Sheng Yu Steel Co. Ltd.	1,687,000	1,068
	Bank of Kaohsiung Co. Ltd.	3,728,309	1,061
	Sincere Navigation Corp.	2,046,000	1,057
	FSP Technology Inc.	1,896,120	1,051
*	TWi Pharmaceuticals Inc.	527,000	1,044
	Infortrend Technology Inc.	2,973,000	1,039
	Toung Loong Textile Manufacturing Co. Ltd.	967,000	1,020
*	Phihong Technology Co. Ltd.	3,758,000	1,001
	MIN AIK Technology Co. Ltd.	2,115,200	989
	Universal Cement Corp.	1,595,991	967
*	Green Energy Technology Inc.	2,940,000	963
*	ALI Corp.	2,977,000	891
	Gigasolar Materials Corp.	316,000	868
*	Gigastorage Corp.	3,550,000	810
	Johnson Health Tech Co. Ltd.	787,000	809
*	Dynamic Electronics Co. Ltd.	2,613,000	619
	Nien Hsing Textile Co. Ltd.	804,375	594

69

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Advanced International Multitech Co. Ltd.	561,000	572
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	177,000	423
*,§	XPEC Entertainment Inc.	988,965	422
*	E-Ton Solar Tech Co. Ltd.	4,773,000	391
	Tsann Kuen Enterprise Co. Ltd.	517,000	324
*	Taishin Financial Holding Co. Ltd. Rights Exp. 11/22/2018	3,176,945	308
	Jih Sun Financial Holdings Co. Ltd.	679,692	197
*	G Tech Optoelectronics Corp.	416,481	138
*	Evergreen Marine Corp. Taiwan Ltd. Rights Exp. 11/21/2018	1,990,800	45
	King's Town Construction Co. Ltd.	59,000	36
*	TWi Biotechnology Inc.	31,680	22
*	Taichung Commercial Bank Co. Ltd. Rights Exp. 11/26/2018	944,414	—
			10,512,085
Thailand (4.2%)
*	PTT PCL	167,188,372	257,089
*	CP ALL PCL (Local)	80,959,822	164,486
*	Siam Commercial Bank PCL (Local)	31,113,133	129,118
*	Airports of Thailand PCL	66,364,594	128,258
*	Advanced Info Service PCL (Local)	17,406,296	102,999
*	Bangkok Dusit Medical Services PCL	134,718,835	99,913
	Siam Cement PCL NVDR	7,226,618	91,296
*	Central Pattana PCL	37,997,258	90,613
*	PTT Exploration and Production PCL (Local)	21,154,884	88,605
	PTT PCL (Foreign)	49,222,194	75,690
*	Kasikornbank PCL	11,243,034	67,679
	Kasikornbank PCL (Foreign)	10,222,041	61,533
	Kasikornbank PCL (XBKK)	10,121,875	60,930
*	Minor International PCL	50,525,844	55,797
	Siam Cement PCL (Foreign)	4,261,732	53,840
*	Bangkok Bank PCL (Local)	7,504,586	46,905
	Intouch Holdings PCL	27,490,317	44,003
*	Home Product Center PCL	91,956,084	41,411
	Krung Thai Bank PCL (Foreign)	66,157,394	40,163
*	Thai Oil PCL	15,664,655	40,062
*	Energy Absolute PCL	25,580,496	38,257
*	PTT Global Chemical PCL (XBKK)	15,405,035	35,988
	PTT Global Chemical PCL	14,986,344	35,010
*	Charoen Pokphand Foods PCL	45,548,917	34,716
*	BTS Group Holdings PCL	124,259,213	34,370
*	Bangkok Expressway & Metro PCL	132,773,221	34,094
	Indorama Ventures PCL	19,436,898	31,886
^	Land & Houses PCL	100,323,036	31,248
*	Digital Telecommunications Infrastructure Fund	69,023,422	30,806
*	Bumrungrad Hospital PCL	5,267,074	30,747
*	Banpu PCL (Local)	57,364,531	30,208
*	Electricity Generating PCL	4,318,011	30,123
*	TMB Bank PCL	430,504,891	29,678
^	Siam Commercial Bank PCL	6,164,479	25,582
*	Krungthai Card PCL	20,564,531	21,600
*	Kiatnakin Bank PCL	9,762,718	21,007
*	Thanachart Capital PCL	13,186,956	20,984
*	Thai Union Group PCL	39,406,966	19,762
	IRPC PCL (Foreign)	99,728,211	18,364
*	BTS Rail Mass Transit Growth Infrastructure Fund	50,407,373	18,258
*	True Corp. PCL	101,887,468	18,171
*	Muangthai Capital PCL	11,442,745	18,056
^	Ratchaburi Electricity Generating Holding PCL	12,098,804	17,882
*	Bangchak Corp. PCL	17,604,766	17,517
*	Robinson PCL	8,270,871	16,339
*	Berli Jucker PCL	9,465,153	15,958
	Krung Thai Bank PCL	25,195,234	15,296
*	Total Access Communication PCL (Local)	10,549,245	15,170
*	Delta Electronics Thailand PCL	7,209,452	15,009
*	Central Plaza Hotel PCL	12,258,213	14,919

70

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Glow Energy PCL (Foreign)	5,792,897	14,640
*	KCE Electronics PCL	12,467,414	14,055
*	Sino-Thai Engineering & Construction PCL	18,349,963	13,759
*	Siam Global House PCL	23,602,607	13,365
*	Tisco Financial Group PCL	5,608,087	13,343
*	Jasmine Broadband Internet Infrastructure Fund	43,221,907	13,309
*	CH Karnchang PCL	17,260,363	13,286
*	Siam Cement PCL	985,505	12,450
*	WHA Corp. PCL	99,695,206	12,410
*	Bangkok Chain Hospital PCL	20,923,045	12,329
*	VGI Global Media PCL	53,475,600	12,190
	Berli Jucker PCL (Foreign)	6,473,837	10,887
^	Tisco Financial Group PCL (XBKK)	4,529,174	10,776
*	Srisawad Corp. PCL	7,985,357	10,741
*	Quality Houses PCL	113,052,951	10,724
*	Hana Microelectronics PCL	9,559,283	10,470
*	AP Thailand PCL	42,171,042	10,457
*	Indorama Ventures PCL (XBKK)	6,234,537	10,228
*	Bangkok Land PCL	196,157,278	10,192
*,2	Star Petroleum Refining PCL	23,334,868	9,926
*	Gulf Energy Development PCL	4,092,809	9,646
*	Global Power Synergy PCL	5,316,304	9,275
*	Amata Corp. PCL	12,727,577	9,271
*	Supalai PCL Ordinary Shares	13,877,735	9,173
*	Esso Thailand PCL	20,298,173	8,872
*	TTW PCL	23,456,434	8,701
*	Chularat Hospital PCL	109,965,746	8,450
*	CK Power PCL	55,149,272	8,324
*	Bangkok Life Assurance PCL	8,667,434	8,316
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	13,749,171	7,923
^	Charoen Pokphand Foods PCL (Foreign)	10,229,700	7,797
*	TPI Polene PCL	137,601,361	7,489
	True Corp. PCL (XBKK)	41,508,710	7,403
*	Sansiri PCL (Local)	154,763,806	7,337
*	IRPC PCL	39,317,835	7,240
*	B Grimm Power PCL	8,534,995	7,229
*	Major Cineplex Group PCL	9,874,997	7,042
*	Siam City Cement PCL (Local)	969,365	7,028
*	Thai Airways International PCL	17,846,368	7,014
*	IMPACT Growth REIT	11,850,237	6,764
*	Pruksa Holding PCL	10,700,630	6,523
	MBK PCL	8,479,400	6,241
*	Vibhavadi Medical Center PCL	90,522,990	6,175
^	Banpu PCL	11,701,624	6,162
*	Thai Vegetable Oil PCL	7,152,711	6,099
*	Sri Trang Agro-Industry Ordinary Shares	10,802,325	5,854
*	Carabao Group PCL	4,183,605	5,723
*	Gunkul Engineering PCL	60,277,389	5,650
*	Beauty Community PCL	18,407,896	5,566
*	Banpu Power PCL	7,109,939	5,129
*	Thoresen Thai Agencies PCL	23,751,287	4,816
*,§	Pruksa Real Estate PCL	11,775,000	4,767
*	Super Energy Corp. PCL	224,329,919	4,745
*	LPN Development PCL	16,412,497	4,641
*	Precious Shipping PCL	12,568,363	4,381
*	Tipco Asphalt PCL	9,906,530	4,365
*	Bangkok Airways PCL	12,190,224	4,315
	Unique Engineering & Construction PCL	11,265,709	4,293
*	Jasmine International PCL	26,945,255	4,194
*	GFPT PCL	9,542,696	4,128
*	SPCG PCL	6,739,404	4,110
*	Taokaenoi Food & Marketing PCL	10,152,881	3,968
*	Italian-Thai Development PCL	47,976,992	3,968
*	Intouch Holdings PCL (XBKK)	2,462,900	3,942

71

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Thai Union Frozen Products PCL (Foreign)	7,143,313	3,582
*	Gulf Energy Development PCL (Foreign)	1,488,200	3,507
*	Univentures PCL	15,102,951	3,361
*	Origin Property PCL	11,942,919	3,323
*	TPI Polene Power PCL	18,325,880	3,320
*	Workpoint Entertainment PCL	3,436,734	3,272
*	Thaicom PCL	12,516,385	3,236
^	Siam City Cement PCL (Foreign)	434,041	3,147
^	Supalai PCL (Foreign)	4,610,850	3,048
*	PTG Energy PCL	8,794,646	2,789
*	Cal-Comp Electronics Thailand PCL	46,773,675	2,741
*	Samart Corp. PCL	11,631,020	2,515
	Thanachart Capital PCL (Foreign)	1,573,400	2,504
*,§	Inter Far East Energy Corp.	25,084,660	2,346
*	U City PCL	2,516,966,865	2,278
*	Group Lease PCL	10,536,404	2,215
*	Thaifoods Group PCL	18,733,275	2,205
*	Glow Energy PCL	838,940	2,120
^,*	BEC World PCL (Foreign)	9,549,672	1,762
*	BCPG PCL	3,017,882	1,707
*	Krung Thai Bank PCL (XBKK)	2,594,876	1,575
^	Sri Trang Agro-Industry PCL (Foreign)	2,792,036	1,513
*	TOA Paint Thailand PCL	1,444,734	1,474
	Minor International PCL (Foreign)	1,139,421	1,258
^	TOA Paint Thailand PCL (Foreign)	1,206,300	1,231
*	Land & Houses PCL (XBKK)	3,912,928	1,219
*	BEC World PCL	5,760,655	1,063
^	Jasmine International PCL (Foreign)	5,444,100	847
*	Thai Reinsurance PCL	20,011,700	610
^,*	Group Lease PCL NVDR	2,829,545	595
*	Maybank Kim Eng Securities Thailand PCL	1,180,200	435
	Central Pattana PCL (XBKK)	129,966	310
*	Dynasty Ceramic PCL Warrants Exp. 05/03/2021	10,213,708	277
*	VGI Global Media PCL Warrants Exp. 12/31/2022	10,681,940	129
*	Super Energy Corp. PCL Warrants Exp. 08/30/2020	44,649,180	94
	Bangkok Bank PCL (Foreign)	14,555	93
*	Samart Corp. PCL Warrants Exp. 05/08/2021	3,873,466	64
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	6,650,153	58
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	1,806,270	36
	Kiatnakin Bank PCL (XBKK)	11,652	25
^,*	Italian-Thai Development PCL (XBKK)	101,839	8
*	BTS Group Holdings PCL Warrants Exp. 12/31/2019	13,802,120	—
			3,064,873
Turkey (0.8%)
	BIM Birlesik Magazalar AS	3,548,622	50,445
	Tupras Turkiye Petrol Rafinerileri AS	1,881,390	44,389
	Turkiye Garanti Bankasi AS	32,278,722	40,604
	KOC Holding AS	13,371,959	37,355
	Akbank T.A.S.	31,576,265	37,342
	Eregli Demir ve Celik Fabrikalari TAS	21,436,153	34,787
	Turkcell Iletisim Hizmetleri AS	17,035,076	34,665
*	Turk Hava Yollari AO	8,759,050	22,063
	Haci Omer Sabanci Holding AS (Bearer)	14,465,502	18,452
	Turkiye Is Bankasi AS	22,597,467	16,173
	Ford Otomotiv Sanayi AS	1,080,724	11,606
	Aselsan Elektronik Sanayi Ve Ticaret AS	2,491,235	11,278
	TAV Havalimanlari Holding AS	2,707,953	11,274
	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,266,479	10,983
	Petkim Petrokimya Holding AS	11,893,056	10,825
	Turkiye Halk Bankasi AS	9,621,486	10,640
	Turkiye Vakiflar Bankasi TAO	17,260,787	10,590
	Tekfen Holding AS	2,694,028	10,256
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	28,793,204	8,624
	Turkiye Sise ve Cam Fabrikalari AS	10,050,374	8,512

72

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

			Market
			Value
		Shares	($000)
	Tofas Turk Otomobil Fabrikasi AS	2,036,679	7,687
	Arcelik AS	2,692,994	7,490
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	13,400,881	7,346
*	Ulker Biskuvi Sanayi AS	2,736,539	7,236
*	Yapi ve Kredi Bankasi AS	24,360,047	7,065
	Soda Sanayii AS	5,803,991	7,039
	Enka Insaat ve Sanayi AS	7,868,100	6,575
*	Koza Altin Isletmeleri AS	686,644	5,535
	Coca-Cola Icecek AS	1,114,719	5,504
*	Turk Telekomunikasyon AS	8,835,232	5,070
	Turkiye Sinai Kalkinma Bankasi AS	26,754,475	3,403
	Aygaz AS	1,459,442	3,179
*	Koza Anadolu Metal Madencilik Isletmeleri AS	3,356,690	3,036
	Trakya Cam Sanayii AS	4,766,960	2,791
*	Dogan Sirketler Grubu Holding AS	14,256,775	2,785
*	Sasa Polyester Sanayi AS	1,492,049	2,219
2	Mavi Giyim Sanayi Ve Ticaret AS Class B	313,256	1,888
	Turk Traktor ve Ziraat Makineleri AS	271,664	1,767
*	Pegasus Hava Tasimaciligi AS	463,703	1,668
*,2	MLP Saglik Hizmetleri AS	647,571	1,540
	AG Anadolu Grubu Holding AS	731,541	1,490
*	Migros Ticaret AS	559,686	1,465
*	Aksa Enerji Uretim AS Class B	2,002,973	1,364
*	Bera Holding AS	4,583,223	1,323
	Dogus Otomotiv Servis ve Ticaret AS	1,475,707	1,321
	Otokar Otomotiv Ve Savunma Sanayi AS	89,952	1,149
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,991,509	1,148
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,656,618	1,147
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,451,151	1,135
*	Vestel Elektronik Sanayi ve Ticaret AS	905,864	1,080
	Aksa Akrilik Kimya Sanayii AS	661,319	1,071
*	Iskenderun Demir ve Celik AS	839,143	1,043
	Akcansa Cimento AS	744,618	1,007
	Cimsa Cimento Sanayi VE Ticaret AS	732,267	984
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,818,988	968
	Anadolu Cam Sanayii AS	1,671,735	904
*	Logo Yazilim Sanayi Ve Ticaret AS	156,776	890
	Is Gayrimenkul Yatirim Ortakligi AS	5,207,302	812
*	Sekerbank Turk AS	4,862,986	802
*	Zorlu Enerji Elektrik Uretim AS	3,994,065	794
	EGE Endustri VE Ticaret AS	10,855	764
*	Afyon Cimento Sanayi TAS	742,581	600
	Aksigorta AS	967,628	593
	Albaraka Turk Katilim Bankasi AS	2,292,531	542
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,550,899	430
*	Vakif Gayrimenkul Yatirim Ortakligi AS	1,443,642	408
	Tat Gida Sanayi AS	593,638	402
*	NET Holding AS	978,177	388
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,268,965	384
*	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	296,709	320
*	Gubre Fabrikalari TAS	564,879	300
	Alarko Holding AS	525,178	185
*	Bizim Toptan Satis Magazalari AS	153,215	184
	Turcas Petrol AS	634,423	157
	Adana Cimento Sanayii TAS Class A	146,899	146
	Konya Cimento Sanayii AS	4,239	135
*	Akenerji Elektrik Uretim AS	915,565	97
	Anadolu Hayat Emeklilik AS	21,235	22
*,§	Asya Katilim Bankasi AS	6,317,442	—
			559,640
United Arab Emirates (0.9%)
	First Abu Dhabi Bank PJSC	41,886,833	157,689
	Emirates Telecommunications Group Co. PJSC	26,799,287	127,079
	Emaar Properties PJSC	54,085,124	75,043

73

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

					Market
					Value
				Shares	($000)
	Abu Dhabi Commercial Bank PJSC			30,335,631	66,828
	DP World Ltd.			2,536,535	45,650
	Dubai Islamic Bank PJSC			26,690,877	38,264
	Aldar Properties PJSC			51,074,900	24,078
	Emaar Development PJSC			12,880,069	17,406
	Emaar Malls PJSC			32,597,477	16,230
	Dana Gas PJSC			49,742,975	15,559
	DAMAC Properties Dubai Co. PJSC			27,134,896	14,937
	Abu Dhabi National Oil Co. for Distribution PJSC			21,093,277	12,728
	Dubai Investments PJSC			26,546,450	11,705
	Air Arabia PJSC			39,862,307	11,060
	Al Waha Capital PJSC			18,505,279	9,397
	Amanat Holdings PJSC			23,735,040	7,585
	Dubai Financial Market PJSC			29,551,530	6,979
	Arabtec Holding PJSC			12,399,762	6,796
*	DXB Entertainments PJSC			48,123,702	4,603
*	Deyaar Development PJSC			34,487,159	4,142
	National Central Cooling Co. PJSC			8,318,553	3,856
*	Eshraq Properties Co. PJSC			21,838,704	3,572
*	Union Properties PJSC			18,806,545	3,185
	RAK Properties PJSC			20,584,860	3,122
*	Amlak Finance PJSC			5,398,387	840
*	Drake & Scull International PJSC			4,230,859	453

					688,786

Total Common Stocks (Cost $71,291,835)					72,771,086

Preferred Stocks (0.0%)
*,3	Yulon Finance Corp. Preferred Class A (Cost $976)			601,538	972

		Coupon

Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.4%)
4,5	Vanguard Market Liquidity Fund	2.308%		17,838,194	1,783,819

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	2.040%	11/29/18	15,000	14,975
6	United States Treasury Bill	2.088%	12/27/18	3,000	2,990
6	United States Treasury Bill	2.077%	1/3/19	4,000	3,984
6	United States Treasury Bill	2.280%	2/7/19	10,000	9,937
6	United States Treasury Bill	2.284%	2/21/19	14,000	13,900
6	United States Treasury Bill	2.313%—2.314%	2/28/19	14,000	13,894

					59,680

Total Temporary Cash Investments (Cost $1,843,497)					1,843,499

Total Investments (101.1%) (Cost $73,136,308)					74,615,557
Other Assets and Liabilities—Net (-1.1%)[5,6,7]					(822,190)
Net Assets (100%)					73,793,367

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $850,056,000.

* Non-income-producing security.

§ Security value determined using significant unobservable inputs.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.2%, respectively, of net assets.

74

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2018

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $1,057,704,000, representing 1.4% of net assets.
3 Perpetual security with no stated maturity date.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $923,234,000 of collateral received for securities on loan.
6 Securities with a value of $38,241,000 and cash of $7,764,000 have been segregated as initial margin for open futures contracts.
7 Cash of $5,580,000 has been segregated as collateral for open over-the-counter swap contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

75

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA5330 122018

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Total World Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Total World Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 18, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Vanguard FTSE All-World ex-US Small-Cap Index Fund and statements of net assets - investments summary of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2018, the related statements of operations for the year ended October 31, 2018, the statements of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2018 and each of the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 18, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Emerging Markets Stock Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets—investments summary of Vanguard Emerging Markets Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 18, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics. (b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2018

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: December 18, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number
33-32216, Incorporated by Reference.